    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2017.

                                                             FILE NO. 333-145655

                                                                       811-10559

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 13                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 100                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 547-5000

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 STATE STREET
                        SPRINGFIELD, MASSACHUSETTS 01111

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2017 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

HARTFORD LIFE INSURANCE COMPANY
GROUP VARIABLE ANNUITY CONTRACTS
SEPARATE ACCOUNT ELEVEN
ADMINISTERED BY MASSACHUSETTS MUTUAL
LIFE INSURANCE COMPANY


       This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.

       Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

       You or your Employer allocate your plan Contribution to "Sub-Accounts." These are subdivisions of one of our Separate Accounts, that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

       The underlying Funds are listed below:



-  American Century VP Balanced Fund -- Class I
-  American Century VP Income & Growth Fund -- Class I
-  American Century VP International Fund -- Class I
-  American Century VP Ultra Fund -- Class I
-  American Century VP Value Fund -- Class I
-  Calvert VP SRI Balanced Portfolio -- Class I
-  Deutsche Core Equity VIP -- Class A
-  Dreyfus VIF Appreciation Portfolio -- Initial Class
-  Dreyfus VIF Growth and Income Portfolio -- Initial Class
-  Dreyfus VIF Quality Bond Portfolio -- Initial Class
-  Fidelity(R) VIP Balanced Portfolio -- Initial Class
-  Fidelity(R) VIP Growth & Income Portfolio -- Initial Class
-  Fidelity(R) VIP Growth Opportunities Portfolio -- Initial Class
-  Fidelity(R) VIP Overseas Portfolio -- Initial Class
-  Fidelity(R) VIP Value Strategies Portfolio -- Initial Class
-  Franklin Small-Mid Cap Growth VIP Fund -- Class 1
-  Hartford Balanced HLS Fund -- Class IA
-  Hartford Capital Appreciation HLS Fund -- Class IA
-  Hartford Dividend and Growth HLS Fund -- Class IA
-  Hartford Global Growth HLS Fund -- Class IA
-  Hartford Healthcare HLS Fund -- Class IA
-  Hartford International Opportunities HLS Fund -- Class IA
-  Hartford MidCap HLS Fund -- Class IA
-  Hartford Small Company HLS Fund -- Class IA
-  Hartford Stock HLS Fund -- Class IA
-  Hartford Total Return Bond HLS Fund -- Class IA
-  Hartford Ultrashort Bond HLS Fund -- Class IA
-  Hartford U.S. Government Securities HLS Fund -- Class IA
-  HIMCO VIT Index Fund -- Class IA
-  Invesco V.I. Diversified Dividend Fund -- Series I
-  Invesco V.I. Small Cap Equity Fund -- Series I
-  Invesco V.I. Technology Fund -- Series I
-  Janus Aspen Balanced Portfolio -- Institutional Shares
-  Janus Aspen Enterprise Portfolio -- Institutional Shares
-  Janus Aspen Forty Portfolio -- Institutional Shares
-  Janus Aspen Global Research Portfolio -- Institutional Shares
-  Janus Aspen Overseas Portfolio -- Institutional Shares
-  MFS(R) Core Equity Portfolio -- Initial Class
-  MFS(R) High Yield Portfolio -- Initial Class
-  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Initial Class
-  MFS(R) Utilities Series -- Initial Class
-  Putnam VT Global Equity Fund -- Class IB
-  Putnam VT High Yield Fund -- Class IB
-  Putnam VT International Growth Fund -- Class IB
-  Putnam VT Multi-Cap Growth Fund -- Class IB
-  Putnam VT Small Cap Value Fund -- Class IB

-  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Class

        For more information on the underlying Funds see the section entitled "The Funds."

        For Contracts issued in connection with Employer-sponsored retirement programs, the contact Owner decides which Sub-Accounts described in this Prospectus are available to participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

        Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

        This Contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency




--------------------------------------------------------------------------------
Prospectus Dated: May 1, 2017
Statement of Additional Information Dated: May 1, 2017

                                 TABLE OF CONTENTS


SECTION                                                                                                                         PAGE
------------------------------------------------------------------------------------------------------------------  ----------------
GLOSSARY OF SPECIAL TERMS.........................................................................................                4
FEE TABLES........................................................................................................                6
SUMMARY...........................................................................................................                8
PERFORMANCE RELATED INFORMATION...................................................................................                9
HARTFORD LIFE INSURANCE COMPANY...................................................................................               10
THE SEPARATE ACCOUNT..............................................................................................               10
THE FUNDS.........................................................................................................               10
GENERAL ACCOUNT OPTION............................................................................................               16
CONTRACT CHARGES..................................................................................................               17
   Sales Charges..................................................................................................               17
   Mortality and Expense Risk and Administrative Charge...........................................................               17
   Premium Taxes..................................................................................................               17
   Experience Rating under the Contracts..........................................................................               17
   Negotiated Charges and Fees....................................................................................               18
   Charges of the Funds...........................................................................................               18
   Plan Related Expenses..........................................................................................               18
THE CONTRACTS.....................................................................................................               18
   The Contracts Offered..........................................................................................               18
   Assignments....................................................................................................               18
   Pricing and Crediting of Contributions.........................................................................               18
   May I cancel my certificate?...................................................................................               18
   May I make changes in the amounts of my Contribution?..........................................................               19
   Can you transfer from one Sub-Account to another?..............................................................               19
   What is a Sub-Account Transfer?................................................................................               19
   What Happens When you Request a Sub-Account Transfer?..........................................................               19
   What Restrictions are There on your Ability to Make a Sub-Account Transfer?....................................               19
   Fund Trading Policies..........................................................................................               20
   How are you affected by frequent Sub-Account Transfers?........................................................               21
   General Account Option Transfers...............................................................................               21
   Telephone and Internet Transfers...............................................................................               22
   Dollar Cost Averaging..........................................................................................               22
   May I request a loan from my Participant Account?..............................................................               23
   How do I know what my Participant Account is worth?............................................................               23
   How are the underlying Fund shares valued?.....................................................................               24
DEATH BENEFITS....................................................................................................               24
   Determination of the Beneficiary...............................................................................               24
   Death before the Annuity Commencement Date.....................................................................               24
   Calculation of the death benefit...............................................................................               24
   Death on or after the Annuity Commencement Date................................................................               25
SETTLEMENT PROVISIONS.............................................................................................               25
   Can payment of the Surrender value ever be postponed beyond the seven-day period?..............................               25
   May I Surrender once Annuity Payouts have started?.............................................................               25
   How do I elect an Annuity Commencement Date and Annuity Payout Option?.........................................               26
   What is the minimum amount that I may select for an Annuity Payout?............................................               26
   How are Contributions made to establish an Annuity Account?....................................................               26
   Can a Contract be suspended by a Contract Owner?...............................................................               26
   Annuity Payout Options.........................................................................................               26
   Systematic Withdrawal Option...................................................................................               27
   How are Variable Annuity Payouts determined?...................................................................               28
MORE INFORMATION..................................................................................................               28
   Can a Contract be modified?....................................................................................               28
   Can Hartford waive any rights under a Contract?................................................................               29
   How Contracts Are Sold.........................................................................................               29
   Who is the custodian of the Separate Account's assets?.........................................................               30
   Are there any material legal proceedings affecting the Separate Account?.......................................               30
   How may I get additional information?..........................................................................               31
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS........................................................................        APP TAX-1
   A. General.....................................................................................................        APP TAX-1
   B. Taxation of Hartford and the Separate Account...............................................................        APP TAX-1
   C. Diversification of the Separate Account.....................................................................        APP TAX-2
   D. Tax Ownership of the Assets in the Separate Account.........................................................        APP TAX-2
   E. Non-Natural Persons as Owners...............................................................................        APP TAX-3
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations............................................        APP TAX-3
   G. Generation Skipping Transfer Tax............................................................................        APP TAX-3
   H. Tax-Qualified Retirement Plans..............................................................................        APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES............................................................................          APP I-1
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...........................................................................

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: MassMutual Retirement Services, LLC, P.O. Box 1583, Hartford, Connecticut 06144-1583.


ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity or Contributions or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

                                 FEE TABLES

     THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

     IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)..................................      None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)..............................      None

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

CONTRACT OWNER PERIODIC EXPENSES


                                                                              BEFORE THE         AFTER THE
                                                                                ANNUITY           ANNUITY
                                                                             COMMENCEMENT      COMMENCEMENT
                                                                                 DATE              DATE
                                                                            --------------    --------------
MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (1)
     Mortality and Expense Risk and Administrative Charge................         0.70%             0.70%
     Total Separate Account Annual Expenses..............................         0.70%             0.70%

     We may eliminate or change the, Mortality and Expense Risk and Administrative Charge. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

     THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                             Minimum    Maximum
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                     0.38%      1.60%+
----------------------------------------------------------------------------------------------------------------




-----------
+ The maximum rate does not reflect the contractual fee wavier received from the fund company.


(1) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contract" and Negotiated Charges and Fees").

EXAMPLE

      THIS EXAMPLE BELOW IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR THE MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLE DOES NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


      THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



                                 IF YOU SURRENDER YOUR CONTRACT                IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK        AT THE END OF THE APPLICABLE                      OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                  TIME PERIOD                                 TIME PERIOD
--------------------------  -----------------------------------------  -----------------------------------------
                             1 YR.    3 YRS.     5 YRS.       10 YRS.   1 YR.    3 YRS.      5 YRS.      10 YRS.
                            ------    ------    ---------    --------  ------    ------     --------    --------
0.70%.....................  $  236    $  726     $  1,243    $  2,659  $  236    $  726     $  1,243    $  2,659


MORTALITY AND EXPENSE RISK            IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                  YOUR CONTRACT
--------------------------  -----------------------------------------
                             1 YR.    3 YRS.      5 YRS.      10 YRS.
                            ------    ------     --------    --------
0.70%.....................  $  236    $  726     $  1,243    $  2,659


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted in to Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?" Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?

      The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.

WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

      During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT TYPE OF SALES CHARGE WILL I PAY?

      You don't pay a sales charge at the time Contributions are made to the Contract and we don't charge you a contingent deferred sales charge when you partially or fully Surrender the Contract.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

- Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%

- After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

      You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.



                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return figures reflect a deduction for all total fund operating expenses and the highest charge for mortality and expense risk and administrative undertakings, if applicable.

      A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses and the actual charge for mortality and expense risk and administrative undertakings. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk and administrative undertakings.

      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                       HARTFORD LIFE INSURANCE COMPANY

      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Hartford, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.



                            THE SEPARATE ACCOUNT

      We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

      Separate Account Eleven was established on December 1, 2000.



                                  THE FUNDS

      The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.

     WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF ANY OF THE UNDERLYING FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

     The investment goals of each of the funds are shown below:


SUB-ACCOUNT                                           INVESTMENT                                INVESTMENT
                                                   OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio --     Seeks long-term capital growth,           Janus Capital Management, Inc.
     Institutional Shares                consistent with preservation of capital
                                         and balanced by current income.

-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Enterprise Portfolio --   Seeks long-term growth of capital.        Janus Capital Management, Inc.
     Institutional Shares

-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Forty Portfolio --        Seeks long-term growth of capital.        Janus Capital Management, Inc.
     Institutional Shares

-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Global Research           Seeks long-term growth of capital.        Janus Capital Management, Inc.
     Portfolio -- Institutional Shares

-----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Overseas Portfolio --     Seeks long-term growth of capital.        Janus Capital Management, Inc.
     Institutional Shares

-----------------------------------------------------------------------------------------------------------------------
   The Dreyfus Sustainable U.S. Equity   Seeks long-term capital appreciation.     The Dreyfus Corporation
     Portfolio, Inc. -- Initial Class                                              Sub-advised by Newton Investment
                                                                                   Management (North America)
                                                                                   Limited

        FORMERLY THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- INITIAL CLASS
-----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-----------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Diversified Dividend     Seeks long-term capital growth with       Invesco Advisers, Inc.
     Fund -- Series I                    current income as a secondary
                                         objective.

-----------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Small Cap Equity         Seeks long-term capital growth.           Invesco Advisers, Inc.
     Fund -- Series I

-----------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Technology Fund --       Seeks long-term capital growth.           Invesco Advisers, Inc.
     Series I

-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-----------------------------------------------------------------------------------------------------------------------
   American Century VP Balanced          Long-term capital growth and current      American Century Investment
     Fund -- Class I                     income by investing approximately         Management, Inc.
                                         60% of its assets in equity securities
                                         and the remainder in bonds and other
                                         fixed-income securities

-----------------------------------------------------------------------------------------------------------------------
   American Century VP Income &          Seeks capital growth by investing in      American Century Investment
     Growth Fund -- Class I              common stocks. Income is a secondary      Management, Inc.
                                         objective

-----------------------------------------------------------------------------------------------------------------------
   American Century VP International     The fund seeks capital growth.            American Century Investment
     Fund -- Class I                                                               Management, Inc.

-----------------------------------------------------------------------------------------------------------------------
   American Century VP Ultra             The fund seeks long-term capital          American Century Investment
     Fund -- Class I                     growth.                                   Management, Inc.

-----------------------------------------------------------------------------------------------------------------------
   American Century VP Value             The fund seeks long-term capital          American Century Investment
     Fund -- Class I                     growth. Income is a secondary             Management, Inc.
                                         objective.

-----------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                            INVESTMENT                                INVESTMENT
                                                    OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
   Calvert VP SRI Balanced                Seeks to achieve a competitive total      Calvert Research and Management
     Portfolio -- Class I                 return through an actively managed
                                          portfolio of stocks, bonds and money
                                          market instruments that offer income
                                          and capital growth opportunity.

-----------------------------------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE SERIES I
-----------------------------------------------------------------------------------------------------------------------
   Deutsche Core Equity VIP --            Long-term growth of capital, current      Deutsche Investment Management
     Class A                              income and growth of income.              Americas Inc.

-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------
   Dreyfus VIF Appreciation               The fund seeks long-term capital          The Dreyfus Corporation
     Portfolio -- Initial Class           growth consistent with the                Sub-advised by Fayez Sarofim & Co.
                                          preservation of capital. Its secondary
                                          goal is current income.

-----------------------------------------------------------------------------------------------------------------------
   Dreyfus VIF Growth and Income          The fund seeks long-term capital          The Dreyfus Corporation
     Portfolio -- Initial Class           growth, current income and growth of
                                          income consistent with reasonable
                                          investment risk.

-----------------------------------------------------------------------------------------------------------------------
   Dreyfus VIF Quality Bond               The fund seeks to maximize total          The Dreyfus Corporation
     Portfolio -- Initial Class           return, consisting of capital
                                          appreciation and current income.

-----------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
-----------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Balanced Portfolio --  Seeks income and capital growth           Fidelity Management & Research
     Initial Class                        consistent with reasonable risk.          Company
                                                                                    Sub-advised by FMR Co., Inc. and
                                                                                    other Fidelity affiliates

-----------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Growth & Income        Seeks high total return through a         Fidelity Management & Research
     Portfolio -- Initial Class           combination of current income and         Company
                                          capital appreciation.                     Sub-advised by FMR Co., Inc. and
                                                                                    other Fidelity affiliates

-----------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Growth Opportunities   Seeks to provide capital growth.          Fidelity Management & Research
     Portfolio -- Initial Class                                                     Company
                                                                                    Sub-advised by FMR Co., Inc. and
                                                                                    other Fidelity affiliates

-----------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Overseas Portfolio --  Seeks long-term growth of capital.        Fidelity Management & Research
     Initial Class                                                                  Company
                                                                                    Sub-advised by FMR Co., Inc. and
                                                                                    other Fidelity affiliates

-----------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Value Strategies       Seeks capital appreciation.               Fidelity Management & Research
     Portfolio -- Initial Class                                                     Company
                                                                                    Sub-advised by FMR Co., Inc. and
                                                                                    other Fidelity affiliates

-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------
   Franklin Small-Mid Cap Growth VIP      Long-term capital growth.                 Franklin Advisers, Inc.
     Fund -- Class 1

-----------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                           INVESTMENT                                INVESTMENT
                                                   OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
----------------------------------------------------------------------------------------------------------------
   Hartford U.S. Government              Seeks to maximize total return while      Hartford Funds Management
     Securities HLS Fund -- Class IA     providing shareholders with a high level  Company, LLC
                                         of current income consistent with         Sub-advised by Wellington
                                         prudent investment risk                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------
   Hartford Balanced HLS Fund --         Seeks long-term total return.             Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation HLS     Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS      Seeks a high level of current income      Hartford Funds Management
     Fund -- Class IA                    consistent with growth of capital.        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Global Growth HLS            Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Healthcare HLS Fund --       Seeks long-term capital appreciation.     Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   Hartford International                Seeks long-term growth of capital.        Hartford Funds Management
     Opportunities HLS Fund --                                                     Company, LLC
     Class IA                                                                      Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   Hartford MidCap HLS Fund --           Seeks long-term growth of capital.        Hartford Funds Management
   Class IA                                                                        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Small Company HLS            Seeks growth of capital.                  Hartford Funds Management
     Fund -- Class IA                                                              Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Stock HLS Fund --            Seeks long-term growth of capital.        Hartford Funds Management
   Class IA                                                                        Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS        Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class IA                    income as a secondary objective.          Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------
   Hartford Ultrashort Bond HLS          Seeks total return and income             Hartford Funds Management
     Fund -- Class IA                    consistent with preserving capital and    Company, LLC
                                         maintaining liquidity.                    Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                                               INVESTMENT                                INVESTMENT
                                                       OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund -- Class IA          Seeks to provide investment results       Hartford Investment Management
                                             which approximate the price and yield     Company
                                             performance of publicly traded
                                             common stocks in the aggregate.

-------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------
   MFS(R) High Yield Portfolio -- Initial    Seek total return with an emphasis on     MFS Investment Management
     Class                                   high current income, but also
                                             considering capital appreciation.

-------------------------------------------------------------------------------------------------------------------------
   MFS(R) Utilities Series -- Initial Class  Seeks total return.                       MFS Investment Management

-------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST II
-------------------------------------------------------------------------------------------------------------------------
   MFS(R) Core Equity Portfolio --           Seek capital appreciation.                MFS Investment Management
     Initial Class

-------------------------------------------------------------------------------------------------------------------------
   MFS(R) Massachusetts Investors            Seek capital appreciation.                MFS Investment Management
     Growth Stock Portfolio -- Initial
     Class

-------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------
   Putnam VT Global Equity Fund --           Capital appreciation.                     Putnam Investment Management,
     Class IB                                                                          LLC
                                                                                       Sub-advised by Putnam Advisory
                                                                                       Company, LLC

-------------------------------------------------------------------------------------------------------------------------
   Putnam VT High Yield Fund --              High current income. Capital growth is    Putnam Investment Management,
     Class IB                                a secondary goal when consistent with     LLC
                                             achieving high current income.

-------------------------------------------------------------------------------------------------------------------------
   Putnam VT International Growth            Long-term capital appreciation.           Putnam Investment Management,
     Fund -- Class IB                                                                  LLC
                                                                                       Sub-advised by Putnam Advisory
                                                                                       Company, LLC

-------------------------------------------------------------------------------------------------------------------------
   Putnam VT Multi-Cap Growth                Long-term capital appreciation.           Putnam Investment Management,
     Fund -- Class IB                                                                  LLC

-------------------------------------------------------------------------------------------------------------------------
   Putnam VT Small Cap Value                 Capital appreciation.                     Putnam Investment Management,
     Fund -- Class IB                                                                  LLC

-------------------------------------------------------------------------------------------------------------------------


      MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.40% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

      For Example:

           As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.

           If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.

      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.

      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.


      ENDORSEMENT/SPONSORSHIP FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts, pays fees to the National Association of Police Organizations in exchange for an endorsement. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market its products and services.



      MassMutual has also entered into a sponsorship arrangement with the Florida Police Benevolent Association ("Florida PBA"). Under the arrangement, MassMutual pays sponsorship fees to the Florida PBA, which allows MassMutual to advertise its retirement products and services to Florida PBA member organizations and individuals.


      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.



                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

                              CONTRACT CHARGES

      SALES CHARGES: We do not assess any contingent deferred sales charge ("Sales Charge"). This means you do not pay a Sales Charge at the time Contributions are made to the Contract and we do not charge you a Sales Charge when you partially or fully Surrender the Contract.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts.

      - Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

      - After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

      The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day. We assume two types of mortality risk and an expense risk:

      MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      EXPENSE RISK: We also bear an expense risk that any fees collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

      If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

      We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, an increase in the rate of interest credited under the Contract or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.

      PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.



                                THE CONTRACTS

      THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

      - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

      - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

      - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

      - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to a Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.


      MAY I CANCEL MY CERTIFICATE?

      For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We may require additional information before we can cancel your certificate.

      You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.


      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Participant Account value more than once a Valuation Day.

      For Example:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      The Contracts provide for a Transfer Fee of $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

      In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs;
        (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


      CYBER SECURITY

      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


      MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

      During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

      When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan payments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

      Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.


      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:

      (a) is the net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

      (b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

      (c) is the daily factor representing the mortality and expense risk and administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period and any other applicable charge.

      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.


      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.



                               DEATH BENEFITS

      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.


      DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

      CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.



                            SETTLEMENT PROVISIONS

      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS").

      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis.

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option (See "Systematic Withdrawal Option").


      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period.

      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

      The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

      The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Appendix Tax -- Federal Tax Considerations").


      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.


      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.


      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

      Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

      Upon suspension of all other contracts, Hartford will not accept future contributions.

ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                          total amount applied under the option
(a)    =                                    at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                   Annuity Unit value at the Annuity Commencement Date

(b)    =   number of Annuity Units represented by each         x       number of monthly Annuity payouts made
                   monthly Annuity payout made

      The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

      OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Sales Charges (See "Contract Charges").

      For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

      OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

      WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

      If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply.

      Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

      A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 (See "Appendix Tax -- Federal Tax Considerations").

      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYOUTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.



                              MORE INFORMATION


      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.

      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.

      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.

COMMISSIONS

      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.

      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

      Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.


      As of December 31, 2016, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:


      Ameriprise Financial Services, Inc., Commonwealth Equity Services, Inc., LPL Financial LLC, Merrill Lynch Life Agency Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Morgan Stanley Smith Barney LLC, NFP Advisor Services, LLC, and NFP Insurance Services, Inc.

      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


      For the fiscal year ended December 31, 2016, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.



      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.


      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


      HOW MAY I GET ADDITIONAL INFORMATION?


      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

      MassMutual Retirement Services, LLC
      P.O. Box 1583
      Hartford, CT 06144-1583

      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.

      You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                                APPENDIX TAX
                         FEDERAL TAX CONSIDERATIONS



      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

      CIVIL UNIONS & DOMESTIC PARTNERSHIPS. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

      TAX REPORTING. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



                                  APP TAX-1

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The U.S. Tax Court recently followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30,
2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.

      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



                                  APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income


                                  APP TAX-3
regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS

      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



                                  APP TAX-4

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS

      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject


                                  APP TAX-5
to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2017) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2017). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2017) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2017). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),


                                  APP TAX-6

(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2017). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2017); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



                                  APP TAX-7

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



                                  APP TAX-8

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



                                  APP TAX-9

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES

        (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  16.345  $ 16.777  $  15.272  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  17.488  $ 16.345  $  16.777  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  16.001  $ 16.498  $  15.086  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  17.044  $ 16.001  $  16.498  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  15.635  $ 16.161  $  14.815  $ 12.705   $ 11.444  $ 10.941   $  9.869  $   8.606  $ 10.879
Accumulation unit value at end of
period..............................  $  16.612  $ 15.635  $  16.161  $ 14.815   $ 12.705  $ 11.444   $ 10.941  $   9.869  $  8.606
Number of accumulation units outstanding at end of period
   (in thousands)...................         10        11         13         9         11        17          5          6         6
AMERICAN CENTURY VP INCOME & GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  20.118  $ 21.316  $  18.947  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  22.830  $ 20.118  $  21.316  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  15.675  $ 16.684  $  14.897  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  17.709  $ 15.675  $  16.684  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -



                                   APP I-1

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  15.317  $ 16.343  $  14.629  $ 10.847   $  9.519  $  9.297   $  8.202  $   6.994  $ 10.767
Accumulation unit value at end of
period..............................  $  17.261  $ 15.317  $  16.343  $ 14.629   $ 10.847  $  9.519   $  9.297  $   8.202  $  6.994
Number of accumulation units outstanding at end of period
   (in thousands)...................         11        20         21        17         18        19         23         29        41
AMERICAN CENTURY VP INTERNATIONAL FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  14.544  $ 14.435  $  15.276  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  13.744  $ 14.544  $  14.435  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  13.136  $ 13.096  $  13.923  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  12.359  $ 13.136  $  13.096  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  12.836  $ 12.829  $  13.672  $ 11.248   $  9.348  $ 10.703   $  9.514  $   7.162  $ 13.072
Accumulation unit value at end of
period..............................  $  12.046  $ 12.836  $  12.829  $ 13.672   $ 11.248  $  9.348   $ 10.703  $   9.514  $  7.162
Number of accumulation units outstanding at end of period
   (in thousands)...................          1         1          1         -          -         -          0          1         2
AMERICAN CENTURY VP ULTRA FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  22.357  $ 21.038  $  19.127  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  23.351  $ 22.357  $  21.038  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  20.354  $ 19.239  $  17.570  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  21.164  $ 20.354  $  19.239  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  19.888  $ 18.846  $  17.254  $ 12.676   $ 11.205  $ 11.165   $  9.685  $   7.253  $ 12.481
Accumulation unit value at end of
period..............................  $  20.628  $ 19.888  $  18.846  $ 17.254   $ 12.676  $ 11.205   $ 11.165  $   9.685  $  7.253
Number of accumulation units outstanding at end of period
   (in thousands)...................         33        33         33        31         32        34         54         57        82


                                   APP I-2

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  19.099  $ 19.871  $  17.573  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  23.011  $ 19.099  $  19.871  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  16.116  $ 16.842  $  14.962  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  19.329  $ 16.116  $  16.842  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  15.747  $ 16.498  $  14.693  $ 11.233   $  9.872  $  9.842   $  8.738  $   7.341  $ 10.096
Accumulation unit value at end of
period..............................  $  18.840  $ 15.747  $  16.498  $ 14.693   $ 11.233  $  9.872   $  9.842  $   8.738  $  7.341
Number of accumulation units outstanding at end of period
   (in thousands)...................         49        49         50        48         48        81         99        106       177
CALVERT VP SRI BALANCED PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  16.195  $ 16.558  $  15.108  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  17.467  $ 16.195  $  16.558  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  14.454  $ 14.845  $  13.606  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  15.520  $ 14.454  $  14.845  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  14.124  $ 14.542  $  13.361  $ 11.402   $ 10.390  $ 10.007   $  8.989  $   7.225  $ 10.594
Accumulation unit value at end of
period..............................  $  15.127  $ 14.124  $  14.542  $ 13.361   $ 11.402  $ 10.390   $ 10.007  $   8.989  $  7.225
Number of accumulation units outstanding at end of period
   (in thousands)...................         21        36         36        37         38        38         36         36        38
DEUTSCHE CORE EQUITY VIP
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  22.148  $ 21.044  $  18.819  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  24.469  $ 22.148  $  21.044  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -


                                   APP I-3

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  18.325  $ 17.491  $  15.712  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  20.155  $ 18.325  $  17.491  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  17.907  $ 17.134  $  15.430  $ 11.315   $  9.838  $  9.922   $  8.734  $   6.557  $ 10.703
Accumulation unit value at end of
period..............................  $  19.646  $ 17.907  $  17.134  $ 15.430   $ 11.315  $  9.838   $  9.922  $   8.734  $  6.557
Number of accumulation units outstanding at end of period
   (in thousands)...................          4        11         13         5          3         4          4          4         5
DREYFUS VIF APPRECIATION PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  17.870  $ 18.322  $  16.951  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  19.282  $ 17.870  $  18.322  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  16.774  $ 17.276  $  16.055  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  18.019  $ 16.774  $  17.276  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  16.391  $ 16.923  $  15.767  $ 13.111   $ 11.956  $ 11.045   $  9.645  $   7.925  $ 11.328
Accumulation unit value at end of
period..............................  $  17.563  $ 16.391  $  16.923  $ 15.767   $ 13.111  $ 11.956   $ 11.045  $   9.645  $  7.925
Number of accumulation units outstanding at end of period
   (in thousands)...................          1         1          1         1          6         1          0          0         0
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  21.127  $ 20.798  $  18.895  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  23.247  $ 21.127  $  20.798  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  17.582  $ 17.386  $  15.866  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  19.259  $ 17.582  $  17.386  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -


                                   APP I-4

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  17.180  $ 17.031  $  15.581  $ 11.471   $  9.784  $ 10.135   $  8.600  $   6.729  $ 11.372
Accumulation unit value at end of
period..............................  $  18.772  $ 17.180  $  17.031  $ 15.581   $ 11.471  $  9.784   $ 10.135  $   8.600  $  6.729
Number of accumulation units outstanding at end of period
   (in thousands)...................          1         -          -         0          0         0          0          0         0
DREYFUS VIF QUALITY BOND PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  11.589  $ 11.784  $  11.245  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  11.766  $ 11.589  $  11.784  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  13.964  $ 14.262  $  13.672  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  14.113  $ 13.964  $  14.262  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  13.645  $ 13.971  $  13.426  $ 13.732   $ 12.925  $ 12.160   $ 11.299  $   9.898  $ 10.403
Accumulation unit value at end of
period..............................  $  13.756  $ 13.645  $  13.971  $ 13.426   $ 13.732  $ 12.925   $ 12.160  $  11.299  $  9.898
Number of accumulation units outstanding at end of period
   (in thousands)...................          6         7          6         5         23        39         16         21        28
FIDELITY(R) VIP BALANCED PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  17.230  $ 17.129  $  15.536  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  18.482  $ 17.230  $  17.129  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  17.525  $ 17.500  $  15.944  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  18.713  $ 17.525  $  17.500  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  17.124  $ 17.143  $  15.657  $ 13.177   $ 11.532  $ 12.048   $ 10.276  $   7.293  $ 11.385
Accumulation unit value at end of
period..............................  $  18.240  $ 17.124  $  17.143  $ 15.657   $ 13.177  $ 11.532   $ 12.048  $  10.276  $  7.293
Number of accumulation units outstanding at end of period
   (in thousands)...................         73        82         83        80         46        57         53         26        20


                                   APP I-5

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  20.908  $ 21.394  $  19.367  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  24.270  $ 20.908  $  21.394  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  16.845  $ 17.315  $  15.745  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  19.467  $ 16.845  $  17.315  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  16.460  $ 16.961  $  15.462  $ 11.658   $  9.901  $  9.813   $  8.522  $   6.810  $ 11.764
Accumulation unit value at end of
period..............................  $  18.974  $ 16.460  $  16.961  $ 15.462   $ 11.658  $  9.901   $  9.813  $   8.522  $  6.810
Number of accumulation units outstanding at end of period
   (in thousands)...................         16        13         11        17         14        11         15         16        17
FIDELITY(R) VIP GROWTH OPPORTUNITIES PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  25.155  $ 23.819  $  21.229  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  25.239  $ 25.155  $  23.819  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  21.043  $ 20.016  $  17.920  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  21.020  $ 21.043  $  20.016  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  20.562  $ 19.607  $  17.598  $ 12.851   $ 10.819  $ 10.651   $  8.632  $   5.985  $ 13.398
Accumulation unit value at end of
period..............................  $  20.488  $ 20.562  $  19.607  $ 17.598   $ 12.851  $ 10.819   $ 10.651  $   8.632  $  5.985
Number of accumulation units outstanding at end of period
   (in thousands)...................         19        20         20        21         21        22         42         46        50
FIDELITY(R) VIP OVERSEAS PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  14.992  $ 14.468  $  15.740  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  14.233  $ 14.992  $  14.468  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -


                                   APP I-6

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  12.377  $ 11.998  $  13.112  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  11.698  $ 12.377  $  11.998  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  12.094  $ 11.753  $  12.876  $  9.941   $  8.291  $ 10.079   $  8.973  $   7.142  $ 12.798
Accumulation unit value at end of
period..............................  $  11.402  $ 12.094  $  11.753  $ 12.876   $  9.941  $  8.291   $ 10.079  $   8.973  $  7.142
Number of accumulation units outstanding at end of period
   (in thousands)...................          7         9          9        12          5         5          4          4         3
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  19.444  $ 20.043  $  18.768  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  21.315  $ 19.444  $  20.043  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  16.917  $ 17.516  $  16.476  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  18.461  $ 16.917  $  17.516  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  16.530  $ 17.158  $  16.180  $ 12.486   $  9.879  $ 10.909   $  8.675  $   5.544  $ 11.431
Accumulation unit value at end of
period..............................  $  17.994  $ 16.530  $  17.158  $ 16.180   $ 12.486  $  9.879   $ 10.909  $   8.675  $  5.544
Number of accumulation units outstanding at end of period
   (in thousands)...................          4        11         11        23         13        15         12          8         1
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  19.284  $ 19.767  $  18.341  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  20.133  $ 19.284  $  19.767  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  18.678  $ 19.232  $  17.925  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  19.413  $ 18.678  $  19.232  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -


                                   APP I-7

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  18.251  $ 18.839  $  17.603  $ 12.799   $ 11.599  $ 12.243   $  9.637  $   6.742  $ 11.775
Accumulation unit value at end of
period..............................  $  18.922  $ 18.251  $  18.839  $ 17.603   $ 12.799  $ 11.599   $ 12.243  $   9.637  $  6.742
Number of accumulation units outstanding at end of period
   (in thousands)...................          8         8          8        10          9         9         16          2         2
HARTFORD BALANCED HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  13.626  $ 13.602  $  12.389  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  14.449  $ 13.626  $  13.602  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          3         4          4         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  16.410  $ 16.455  $  15.055  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  17.323  $ 16.410  $  16.455  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  16.034  $ 16.118  $  14.785  $ 12.285   $ 11.044  $ 10.919   $  9.806  $   7.579  $ 11.246
Accumulation unit value at end of
period..............................  $  16.884  $ 16.034  $  16.118  $ 14.785   $ 12.285  $ 11.044   $ 10.919  $   9.806  $  7.579
Number of accumulation units outstanding at end of period
   (in thousands)...................        172       192        219       225        232       246        309        337       367
HARTFORD CAPITAL APPRECIATION HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  41.071  $ 40.658  $  37.890  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  43.339  $ 41.071  $  40.658  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................        114       157        134         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  17.830  $ 17.730  $  16.598  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  18.731  $ 17.830  $  17.730  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  17.422  $ 17.368  $  16.300  $ 11.802   $ 10.043  $ 11.416   $  9.868  $   6.822  $ 12.627
Accumulation unit value at end of
period..............................  $  18.257  $ 17.422  $  17.368  $ 16.300   $ 11.802  $ 10.043   $ 11.416  $   9.868  $  6.822
Number of accumulation units outstanding at end of period
   (in thousands)...................        248       301        334       392        422       494        569        636       665


                                   APP I-8

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $   6.838  $  6.918  $   6.125  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $   7.856  $  6.838  $   6.918  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................      2,403     3,489      1,584         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  18.141  $ 18.437  $  16.395  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  20.749  $ 18.141  $  18.437  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  17.727  $ 18.060  $  16.101  $ 12.290   $ 10.896  $ 10.830   $  9.633  $   7.781  $ 11.597
Accumulation unit value at end of
period..............................  $  20.224  $ 17.727  $  18.060  $ 16.101   $ 12.290  $ 10.896   $ 10.830  $   9.633  $  7.781
Number of accumulation units outstanding at end of period
   (in thousands)...................         36        46         54        50         48        72         83         86       113
HARTFORD GLOBAL GROWTH HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  11.689  $ 10.819  $  10.036  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  11.917  $ 11.689  $  10.819  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  11.599  $ 10.785  $  10.036  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  11.773  $ 11.599  $  10.785  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  11.550  $ 10.766  $  10.036  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  11.693  $ 11.550  $  10.766  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          6         9          5         -          -         -          -          -         -
HARTFORD HEALTHCARE HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  56.765  $ 50.141  $  39.359  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  52.002  $ 56.765  $  50.141  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -


                                   APP I-9

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  56.765  $ 50.141  $  20.933  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  27.286  $ 56.765  $  50.141  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  29.235  $ 26.005  $  20.557  $ 13.633   $ 11.381  $ 10.560   $  9.929  $   8.148  $ 11.022
Accumulation unit value at end of
period..............................  $  26.596  $ 29.235  $  26.005  $ 20.557   $ 13.633  $ 11.381   $ 10.560  $   9.929  $  8.148
Number of accumulation units outstanding at end of period
   (in thousands)...................         11        12         27        25          4         1          4          3         3
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  13.711  $ 13.458  $  14.001  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  13.883  $ 13.711  $  13.458  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  14.829  $ 14.622  $  15.280  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  14.948  $ 14.829  $  14.622  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  14.490  $ 14.323  $  15.006  $ 12.432   $ 10.416  $ 12.192   $ 10.724  $   8.092  $ 14.110
Accumulation unit value at end of
period..............................  $  14.570  $ 14.490  $  14.323  $ 15.006   $ 12.432  $ 10.416   $ 12.192  $  10.724  $  8.092
Number of accumulation units outstanding at end of period
   (in thousands)...................         26        28         28        38         49        84        102        116       145
HARTFORD MIDCAP HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  36.632  $ 36.056  $  32.375  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  41.020  $ 36.632  $  36.056  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................        277       357          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  21.765  $ 21.519  $  19.410  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  24.263  $ 21.765  $  21.519  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -


                                  APP I-10

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  21.267  $ 21.080  $  19.061  $ 13.728   $ 11.575  $ 12.658   $ 10.326  $   7.940  $ 12.363
Accumulation unit value at end of
period..............................  $  23.649  $ 21.267  $  21.080  $ 19.061   $ 13.728  $ 11.575   $ 12.658  $  10.326  $  7.940
Number of accumulation units outstanding at end of period
   (in thousands)...................         40        64         65        35         22        24         24         33        29
HARTFORD SMALL COMPANY HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $   4.664  $  5.081  $   4.746  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $   4.759  $  4.664  $   5.081  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................        482       668          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  18.219  $ 19.939  $  18.707  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  18.509  $ 18.219  $  19.939  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  17.803  $ 19.532  $  18.370  $ 12.813   $ 11.158  $ 11.627   $  9.433  $   7.347  $ 12.457
Accumulation unit value at end of
period..............................  $  18.040  $ 17.803  $  19.532  $ 18.370   $ 12.813  $ 11.158   $ 11.627  $   9.433  $  7.347
Number of accumulation units outstanding at end of period
   (in thousands)...................         13        22         37        13         15        17         10         12        10
HARTFORD STOCK HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  38.886  $ 37.848  $  34.004  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  41.770  $ 38.886  $  37.848  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  17.336  $ 16.949  $  15.296  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  18.538  $ 17.336  $  16.949  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  16.939  $ 16.603  $  15.021  $ 11.438   $ 10.070  $ 10.253   $  8.994  $   6.399  $ 11.331
Accumulation unit value at end of
period..............................  $  18.069  $ 16.939  $  16.603  $ 15.021   $ 11.438  $ 10.070   $ 10.253  $   8.994  $  6.399
Number of accumulation units outstanding at end of period
   (in thousands)...................        152       184        205       236        257       274        356        350       333


                                  APP I-11

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  11.229  $ 11.296  $  10.668  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  11.734  $ 11.229  $  11.296  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................        530       735        379         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  13.942  $ 14.088  $  13.365  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  14.503  $ 13.942  $  14.088  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  13.623  $ 13.800  $  13.125  $ 13.400   $ 12.548  $ 11.810   $ 11.062  $   9.686  $ 10.559
Accumulation unit value at end of
period..............................  $  14.136  $ 13.623  $  13.800  $ 13.125   $ 13.400  $ 12.548   $ 11.810  $  11.062  $  9.686
Number of accumulation units outstanding at end of period
   (in thousands)...................        105       125        133       135        160       149        153        141       182
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  11.917  $ 11.734  $  11.413  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  12.101  $ 11.917  $  11.734  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  11.528  $ 11.402  $  11.140  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  11.653  $ 11.528  $  11.402  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  11.317  $ 11.221  $  10.991  $ 11.258   $ 10.933  $ 10.498   $ 10.185  $   9.922  $ 10.000
Accumulation unit value at end of
period..............................  $  11.412  $ 11.317  $  11.221  $ 10.991   $ 11.258  $ 10.933   $ 10.498  $  10.185  $  9.922
Number of accumulation units outstanding at end of period
   (in thousands)...................         28        32         36        61         76        66         65         79       263
HARTFORD ULTRASHORT BOND HLS FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  12.576  $ 12.560  $  12.548  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  12.698  $ 12.576  $  12.560  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................         11        13          7         -          -         -          -          -         -


                                  APP I-12

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  10.441  $ 10.475  $  10.512  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  10.495  $ 10.441  $  10.475  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  10.203  $ 10.261  $  10.324  $ 10.396   $ 10.469  $ 10.543   $ 10.617  $  10.684  $ 10.534
Accumulation unit value at end of
period..............................  $  10.229  $ 10.203  $  10.261  $ 10.324   $ 10.396  $ 10.469   $ 10.543  $  10.617  $ 10.684
Number of accumulation units outstanding at end of period
   (in thousands)...................         40        50         32        54        147       155        189        213       339
HIMCO VIT INDEX FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  11.070  $ 10.946  $  10.091  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  12.353  $ 11.070  $  10.946  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................         83        91         66         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  11.010  $ 10.943  $  10.090  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  12.231  $ 11.010  $  10.943  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  10.977  $ 10.938  $  10.090  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  12.164  $ 10.977  $  10.938  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................         85       106        112         -          -         -          -          -         -
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  17.041  $ 16.696  $  14.798  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  19.565  $ 17.041  $  16.696  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  16.683  $ 16.419  $  14.619  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  19.069  $ 16.683  $  16.419  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -


                                  APP I-13

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  16.488  $ 16.268  $  14.520  $ 11.159   $  9.465  $ 10.302   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  18.799  $ 16.488  $  16.268  $ 14.520   $ 11.159  $  9.465   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          5         9          7        12          2         1          -          -         -
INVESCO V.I. SMALL CAP EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  19.412  $ 20.545  $  20.072  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  21.754  $ 19.412  $  20.545  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  14.866  $ 15.805  $  15.510  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  16.585  $ 14.866  $  15.805  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  14.552  $ 15.510  $  15.259  $ 11.178   $  9.884  $ 10.026   $  7.855  $   6.522  $  9.561
Accumulation unit value at end of
period..............................  $  16.194  $ 14.552  $  15.510  $ 15.259   $ 11.178  $  9.884   $ 10.026  $   7.855  $  6.522
Number of accumulation units outstanding at end of period
   (in thousands)...................         14        12         14        21         20        24          4          2         7
INVESCO V.I. TECHNOLOGY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  20.319  $ 19.022  $  17.130  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  20.165  $ 20.319  $  19.022  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  17.923  $ 16.855  $  15.247  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  17.708  $ 17.923  $  16.855  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  17.514  $ 16.511  $  14.973  $ 12.049   $ 10.903  $ 11.565   $  9.600  $   6.142  $ 11.146
Accumulation unit value at end of
period..............................  $  17.260  $ 17.514  $  16.511  $ 14.973   $ 12.049  $ 10.903   $ 11.565  $   9.600  $  6.142
Number of accumulation units outstanding at end of period
   (in thousands)...................          6         6          6         8         20        11         12          7         4


                                  APP I-14

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN BALANCED PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  16.375  $ 16.274  $  14.999  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  17.129  $ 16.375  $  16.274  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  19.251  $ 19.218  $  17.792  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  20.047  $ 19.251  $  19.218  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  18.811  $ 18.826  $  17.473  $ 14.644   $ 12.979  $ 12.859   $ 11.948  $   9.558  $ 11.436
Accumulation unit value at end of
period..............................  $  19.540  $ 18.811  $  18.826  $ 17.473   $ 14.644  $ 12.979   $ 12.859  $  11.948  $  9.558
Number of accumulation units outstanding at end of period
   (in thousands)...................         17        24         29        31         29        36         21         25        20
JANUS ASPEN ENTERPRISE PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  22.242  $ 21.380  $  19.001  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  24.991  $ 22.242  $  21.380  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  23.097  $ 22.303  $  19.911  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  25.837  $ 23.097  $  22.303  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  22.570  $ 21.848  $  19.553  $ 14.875   $ 12.771  $ 13.046   $ 10.439  $   7.259  $ 12.988
Accumulation unit value at end of
period..............................  $  25.183  $ 22.570  $  21.848  $ 19.553   $ 14.875  $ 12.771   $ 13.046  $  10.439  $  7.259
Number of accumulation units outstanding at end of period
   (in thousands)...................         12        12          2         2          3         2          6          3         3
JANUS ASPEN FORTY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  21.457  $ 19.120  $  17.585  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  21.928  $ 21.457  $  19.120  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -


                                  APP I-15

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  23.509  $ 21.043  $  19.441  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  23.917  $ 23.509  $  21.043  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  22.971  $ 20.613  $  19.092  $ 14.651   $ 11.883  $ 12.825   $ 12.098  $   8.326  $ 15.012
Accumulation unit value at end of
period..............................  $  23.312  $ 22.971  $  20.613  $ 19.092   $ 14.651  $ 11.883   $ 12.825  $  12.098  $  8.326
Number of accumulation units outstanding at end of period
   (in thousands)...................         84        95         94       111        119       129        171        183       188
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  16.003  $ 16.378  $  15.244  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  16.334  $ 16.003  $  16.378  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  14.398  $ 14.802  $  13.839  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  14.630  $ 14.398  $  14.802  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  14.069  $ 14.500  $  13.590  $ 10.656   $  8.937  $ 10.433   $  9.070  $   6.633  $ 12.071
Accumulation unit value at end of
period..............................  $  14.260  $ 14.069  $  14.500  $ 13.590   $ 10.656  $  8.937   $ 10.433  $   9.070  $  6.633
Number of accumulation units outstanding at end of period
   (in thousands)...................         20        23         20        29         22        23         35         38        46
JANUS ASPEN OVERSEAS PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $   8.324  $  9.106  $  10.333  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $   7.787  $  8.324  $   9.106  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          1         1          1         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  11.089  $ 12.186  $  13.890  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  10.327  $ 11.089  $  12.186  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -


                                  APP I-16

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  10.835  $ 11.937  $  13.641  $ 11.991   $ 10.642  $ 15.799   $ 12.697  $   7.121  $ 14.974
Accumulation unit value at end of
period..............................  $  10.066  $ 10.835  $  11.937  $ 13.641   $ 11.991  $ 10.642   $ 15.799  $  12.697  $  7.121
Number of accumulation units outstanding at end of period
   (in thousands)...................         17        19         23        27         29        31         39         31        24
MFS(R) CORE EQUITY PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $   9.574  $      -  $       -  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  10.663  $  9.574  $       -  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $   9.540  $      -  $       -  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  10.577  $  9.540  $       -  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $   9.521  $      -  $       -  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  10.530  $  9.521  $       -  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          1         1          -         -          -         -          -          -         -
MFS(R) HIGH YIELD PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  10.359  $ 10.816  $  10.521  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  11.791  $ 10.359  $  10.816  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  10.242  $ 10.741  $  10.496  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  11.606  $ 10.242  $  10.741  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  10.177  $ 10.700  $  10.482  $ 10.000   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  11.504  $ 10.177  $  10.700  $ 10.482   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................         12        12         13        13          -         -          -          -         -


                                  APP I-17

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $   9.707  $      -  $       -  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  10.297  $  9.707  $       -  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $   9.673  $      -  $       -  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  10.214  $  9.673  $       -  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $   9.654  $      -  $       -  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  10.169  $  9.654  $       -  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          3         3          -         -          -         -          -          -         -
MFS(R) UTILITIES SERIES
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  15.998  $ 18.715  $  16.602  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  17.833  $ 15.998  $  18.715  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  18.496  $ 21.735  $  19.367  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  20.525  $ 18.496  $  21.735  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         1          2         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  18.073  $ 21.291  $  19.019  $ 15.892   $ 14.102  $ 13.299   $ 11.768  $   8.896  $ 14.372
Accumulation unit value at end of
period..............................  $  20.006  $ 18.073  $  21.291  $ 19.019   $ 15.892  $ 14.102   $ 13.299  $  11.768  $  8.896
Number of accumulation units outstanding at end of period
   (in thousands)...................         11        12         13        12         11        11         11         12        11
PUTNAM VT GLOBAL EQUITY FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  17.703  $ 18.010  $  17.749  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  17.893  $ 17.703  $  18.010  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -


                                  APP I-18

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  13.601  $ 13.899  $  13.760  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  13.685  $ 13.601  $  13.899  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  13.289  $ 13.615  $  13.513  $ 10.311   $  8.640  $  9.154   $  8.392  $   6.502  $ 11.981
Accumulation unit value at end of
period..............................  $  13.339  $ 13.289  $  13.615  $ 13.513   $ 10.311  $  8.640   $  9.154  $   8.392  $  6.502
Number of accumulation units outstanding at end of period
   (in thousands)...................          4         4          4         2          4         2          3          3         3
PUTNAM VT HIGH YIELD FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  13.062  $ 13.801  $  13.589  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  15.093  $ 13.062  $  13.801  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  15.913  $ 16.889  $  16.705  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  18.305  $ 15.913  $  16.889  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  15.549  $ 16.544  $  16.405  $ 15.317   $ 13.296  $ 13.159   $ 11.619  $   7.791  $ 10.612
Accumulation unit value at end of
period..............................  $  17.842  $ 15.549  $  16.544  $ 16.405   $ 15.317  $ 13.296   $ 13.159  $  11.619  $  7.791
Number of accumulation units outstanding at end of period
   (in thousands)...................         22        23         25        32         55        51        140        167        56
PUTNAM VT INTERNATIONAL GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  13.689  $ 13.538  $  14.425  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  12.769  $ 13.689  $  13.538  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  12.337  $ 12.256  $  13.118  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  11.457  $ 12.337  $  12.256  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -


                                  APP I-19

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  12.055  $ 12.005  $  12.882  $ 10.601   $  8.822  $ 10.821   $  9.712  $   7.068  $ 12.375
Accumulation unit value at end of
period..............................  $  11.167  $ 12.055  $  12.005  $ 12.882   $ 10.601  $  8.822   $ 10.821  $   9.712  $  7.068
Number of accumulation units outstanding at end of period
   (in thousands)...................         11        11         11        11         10        10         23         23        14
PUTNAM VT MULTI-CAP GROWTH FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  19.706  $ 19.763  $  17.414  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  21.240  $ 19.706  $  19.763  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  19.429  $ 19.573  $  17.325  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  20.849  $ 19.429  $  19.573  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  19.174  $ 19.364  $  17.183  $ 12.682   $ 10.938  $ 11.605   $ 10.261  $       -  $      -
Accumulation unit value at end of
period..............................  $  20.523  $ 19.174  $  19.364  $ 17.183   $ 12.682  $ 10.938   $ 11.605  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................         18        29         33        18         23        25         37          -         -
PUTNAM VT SMALL CAP VALUE FUND
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  19.859  $ 20.738  $  20.050  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  25.319  $ 19.859  $  20.738  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  14.152  $ 14.845  $  14.418  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  17.962  $ 14.152  $  14.845  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  13.828  $ 14.542  $  14.158  $ 10.213   $  8.754  $  9.253   $  7.396  $   5.662  $  9.403
Accumulation unit value at end of
period..............................  $  17.508  $ 13.828  $  14.542  $ 14.158   $ 10.213  $  8.754   $  9.253  $   7.396  $  5.662
Number of accumulation units outstanding at end of period
   (in thousands)...................         12         8         11        28         34        35         50         23        24


                                  APP I-20

                                                                         YEAR ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2016       2015       2014      2013       2012      2011       2010      2009       2008
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.00%
Accumulation unit value at beginning
of period...........................  $  19.874  $ 20.530  $  18.096  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  21.935  $ 19.874  $  20.530  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.45%
Accumulation unit value at beginning
of period...........................  $  18.269  $ 18.957  $  16.785  $      -   $      -  $      -   $      -  $       -  $      -
Accumulation unit value at end of
period..............................  $  20.074  $ 18.269  $  18.957  $      -   $      -  $      -   $      -  $       -  $      -
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         -          -         -          -         -          -          -         -
MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE -- 0.70%
Accumulation unit value at beginning
of period...........................  $  17.851  $ 18.570  $  16.484  $ 12.356   $ 11.112  $ 11.090   $  9.727  $   7.323  $ 11.246
Accumulation unit value at end of
period..............................  $  19.566  $ 17.851  $  18.570  $ 16.484   $ 12.356  $ 11.112   $ 11.090  $   9.727  $  7.323
Number of accumulation units outstanding at end of period
   (in thousands)...................          -         1          1         1          0         0          1          1         -



                                  APP I-21

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                                                           PAGE
-------------------------------------------------------------------------------------------------------------   --------
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          3
   Total Return for all Sub-Accounts.........................................................................          3
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          4
   Performance Comparisons...................................................................................          4
FINANCIAL STATEMENTS.........................................................................................       SA-1

      To obtain a Statement of Additional Information, complete the form below and mail to:

      MassMutual Retirement Services, LLC
      P.O. Box 1583
      Hartford, CT 06144-1583

      Please send the current Statement of Additional Information for HV-3739 to me at the following address:




  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT ELEVEN

                      GROUP VARIABLE ANNUITY CONTRACTS

                                   HV-3739

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, LLC, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2017
Date of Statement of Additional Information: May 1, 2017


TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               3
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            4
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

2


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.


EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford Connecticut 06103-3402.



The financial statements of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2016 and for each of the years or periods then ended presented therein, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER

Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.


MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2016, 2015, and 2014, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.



ADDITIONAL PAYMENTS


As of December 31, 2016, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

HARTFORD LIFE INSURANCE COMPANY


3


------------------------------------------------------------------

                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts any applicable Mortality and Expense Risk and Administrative Charge, and the highest possible Contingent Deferred Sales Charge.

The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that any Contingent Deferred Sales Charge is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd + 1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying Fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge and any applicable administrative charge. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.

4


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


    THE CONTRACT OWNERS OF
  HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:
--------------------------------------------------------------------------------


We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven (comprised of the Sub-Accounts listed in Note 1) (collectively, "the Separate Account") as of December 31, 2016, and the related statements of operations for the year or periods then ended, and the statements of changes in net assets and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended December 31, 2014, were audited by other auditors whose report thereon, dated April 28, 2015, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2016, and the results of its operations for the year or periods then ended, and the changes in its net assets and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
Hartford, CT
April 27, 2017



--------------------------------------------------------------------------------
                                    SA-1

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                         AMERICAN CENTURY        AMERICAN            AMERICAN            AMERICAN
                                              EQUITY              CENTURY             CENTURY           CENTURY VP
                                            INCOME FUND         GROWTH FUND        ULTRA(R) FUND       BALANCED FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................           3,908,530             734,712               9,819              23,909
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       32,842,623  $       21,051,796  $          316,814  $          167,388
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $       34,434,150  $       20,380,660  $          329,436  $          166,645
   Due from Sponsor Company...........               9,379                  --                  --                  15
   Receivable from fund shares sold...                  --              57,664                  19                  --
   Other assets.......................                   1                   2                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          34,443,530          20,438,326             329,456             166,661
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --              57,697                  38                  --
   Payable for fund shares purchased..               9,398                  --                  --                  25
   Other liabilities..................                   1                   4                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               9,399              57,701                  41                  25
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       34,434,131  $       20,380,625  $          329,415  $          166,636
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,082,002           1,184,279              16,612              10,031
   Minimum unit fair value #*.........  $         16.04893  $         16.56826  $         18.10823  $         16.61278
   Maximum unit fair value #*.........  $         35.87305  $         31.88787  $         20.23475  $         16.61278
   Contract liablility................  $       34,434,131  $       20,380,625  $          329,415  $          166,636

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                     AMERICAN
                                             AMERICAN        AMERICAN CENTURY         CENTURY        AMERICAN CENTURY
                                            CENTURY VP           SMALL CAP         LARGE COMPANY    INFLATION-ADJUSTED
                                        INTERNATIONAL FUND      VALUE FUND          VALUE FUND           BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               1,068             448,189               4,129              13,633
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           11,299  $        3,834,880  $           32,707  $          162,112
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           10,010  $        4,062,018  $           40,093  $          157,055
   Due from Sponsor Company...........                  22                  --                  99                  --
   Receivable from fund shares sold...                  --               8,473                  --                   8
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              10,032           4,070,491              40,192             157,063
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --               8,502                  --                  23
   Payable for fund shares purchased..                  22                  --                 112                  --
   Other liabilities..................                   1                   8                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  23               8,510                 113                  23
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           10,009  $        4,061,981  $           40,079  $          157,040
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 831             173,372               2,911              12,461
   Minimum unit fair value #*.........  $         12.04625  $         20.79247  $         13.20580  $         12.49403
   Maximum unit fair value #*.........  $         12.04625  $         31.29217  $         16.40630  $         13.36165
   Contract liablility................  $           10,009  $        4,061,981  $           40,079  $          157,040

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                 AMERICAN
                                         AMERICAN CENTURY       CENTURY VP
                                              EQUITY             INCOME &
                                            GROWTH FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               4,407               21,975
                                        ==================  ===================
     Cost.............................  $          117,472  $           175,682
                                        ==================  ===================
     Maket Value......................  $          129,261  $           204,810
   Due from Sponsor Company...........                  --                  106
   Receivable from fund shares sold...                  17                   --
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................             129,279              204,916
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  33                   --
   Payable for fund shares purchased..                  --                  106
   Other liabilities..................                   1                    3
                                        ------------------  -------------------
   Total liabilities..................                  34                  109
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          129,245  $           204,807
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               7,820               11,112
   Minimum unit fair value #*.........  $         14.57995  $          17.26155
   Maximum unit fair value #*.........  $         17.88944  $          17.26155
   Contract liablility................  $          129,245  $           191,802

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  753
   Minimum unit fair value #*.........                  --  $          17.27092
   Maximum unit fair value #*.........                  --  $          17.27092
   Contract liablility................                  --  $            13,005

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-2

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-3

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                     AMERICAN
                                             AMERICAN            AMERICAN             CENTURY          INVESCO V.I.
                                            CENTURY VP          CENTURY VP            MID CAP            SMALL CAP
                                            ULTRA FUND          VALUE FUND          VALUE FUND          EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              43,740              90,164              64,305              12,344
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          483,013  $          642,902  $          988,842  $          236,869
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          675,789  $          944,920  $        1,105,404  $          226,880
   Due from Sponsor Company...........                  84                  85                 282                  --
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   4                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             675,877             945,005           1,105,688             226,880
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..                  84                  85                 314                  --
   Other liabilities..................                   1                   1                   5                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  85                  86                 319                   2
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          675,792  $          944,919  $        1,105,369  $          226,878
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              32,760              48,631              46,387              14,009
   Minimum unit fair value #*.........  $         20.62860  $         18.84051  $         22.51692  $         16.19469
   Maximum unit fair value #*.........  $         20.62860  $         18.84051  $         24.52755  $         16.19469
   Contract liablility................  $          675,792  $          916,238  $        1,105,369  $          226,878

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --               1,522                  --                  --
   Minimum unit fair value #*.........                  --  $         18.84428                  --                  --
   Maximum unit fair value #*.........                  --  $         18.84428                  --                  --
   Contract liablility................                  --  $           28,681                  --                  --


                                           INVESCO V.I.           INVESCO             INVESCO             INVESCO
                                            DIVERSIFIED          EUROPEAN          INTERNATIONAL          MID CAP
                                           DIVIDEND FUND        GROWTH FUND         GROWTH FUND      CORE EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               3,250              15,060              11,783              14,050
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           65,650  $          511,056  $          363,259  $          330,178
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           85,723  $          498,954  $          357,618  $          301,797
   Due from Sponsor Company...........                  --                  --                 710                  --
   Receivable from fund shares sold...                  --                  29                  --                  18
   Other assets.......................                  --                   4                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              85,723             498,987             358,331             301,815
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   5                  60                  --                  37
   Payable for fund shares purchased..                  --                  --                 732                  --
   Other liabilities..................                   1                   1                  --                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   6                  61                 732                  41
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           85,717  $          498,926  $          357,599  $          301,774
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               4,560              46,753              27,276              16,954
   Minimum unit fair value #*.........  $         18.79910  $         10.13081  $         10.27790  $         15.52089
   Maximum unit fair value #*.........  $         18.79910  $         15.67319  $         15.01205  $         18.38798
   Contract liablility................  $           85,717  $          498,926  $          357,599  $          301,774

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                              INVESCO
                                             SMALL CAP            INVESCO
                                            GROWTH FUND      REAL ESTATE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              46,417              264,980
                                        ==================  ===================
     Cost.............................  $        1,654,697  $         6,249,263
                                        ==================  ===================
     Maket Value......................  $        1,558,271  $         5,510,238
   Due from Sponsor Company...........               6,286                1,820
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                    1
                                        ------------------  -------------------
   Total assets.......................           1,564,557            5,512,059
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..               6,335                1,849
   Other liabilities..................                   7                    2
                                        ------------------  -------------------
   Total liabilities..................               6,342                1,851
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,558,215  $         5,510,208
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              84,155              192,862
   Minimum unit fair value #*.........  $         11.69055  $          13.83541
   Maximum unit fair value #*.........  $         39.84185  $          42.81261
   Contract liablility................  $        1,558,215  $         5,510,208

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-4

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-5

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                              INVESCO             INVESCO        AMERICAN CENTURY
                                             SMALL CAP          DEVELOPING          DIVERSIFIED        DOMINI IMPACT
                                            EQUITY FUND        MARKETS FUND          BOND FUND          EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (1)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              69,534              71,842               8,792              39,090
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          969,166  $        1,976,433  $           95,849  $        1,652,077
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          990,855  $        2,089,154  $           93,631  $        1,679,679
   Due from Sponsor Company...........                  --               2,027                  67               1,784
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   3                  --                   2                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             990,858           2,091,181              93,700           1,681,466
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  19                  --                  --                  --
   Payable for fund shares purchased..                   8               2,059                  89               1,822
   Other liabilities..................                   3                   5                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  30               2,064                  89               1,825
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          990,828  $        2,089,117  $           93,611  $        1,679,641
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              59,372             174,694               8,222              35,645
   Minimum unit fair value #*.........  $         15.44668  $         11.15764  $         11.32945  $         15.27174
   Maximum unit fair value #*.........  $         19.11487  $         12.15452  $         11.64384  $         57.53469
   Contract liablility................  $          990,828  $        2,089,117  $           93,611  $        1,679,641

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             AB GLOBAL        AB GLOBAL RISK       AB GROWTH AND     AB INTERNATIONAL
                                             BOND FUND        ALLOCATION FUND       INCOME FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               4,136              12,699              24,600              24,542
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           34,752  $          202,648  $          121,234  $          387,918
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           34,534  $          192,516  $          136,282  $          356,109
   Due from Sponsor Company...........                 199                  --                  93                  --
   Receivable from fund shares sold...                  --                  --                  --                  54
   Other assets.......................                   5                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              34,738             192,518             136,375             356,163
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  34                  --                  82
   Payable for fund shares purchased..                 221                   1                 112                  --
   Other liabilities..................                  --                  --                   4                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 221                  35                 116                  85
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           34,517  $          192,483  $          136,259  $          356,078
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,926              11,869               7,377              41,594
   Minimum unit fair value #*.........  $         11.56554  $         11.38441  $         15.66124  $          7.43586
   Maximum unit fair value #*.........  $         12.08687  $         17.74655  $         19.49840  $         10.67072
   Contract liablility................  $           34,517  $          192,483  $          136,259  $          356,078

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                         AB INTERNATIONAL
                                            VALUE FUND        AB GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              74,802                  849
                                        ==================  ===================
     Cost.............................  $        1,019,548  $            40,878
                                        ==================  ===================
     Maket Value......................  $          907,346  $            50,889
   Due from Sponsor Company...........                 286                   --
   Receivable from fund shares sold...                  --                   14
   Other assets.......................                   3                   --
                                        ------------------  -------------------
   Total assets.......................             907,635               50,903
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   35
   Payable for fund shares purchased..                 313                   --
   Other liabilities..................                   2                    5
                                        ------------------  -------------------
   Total liabilities..................                 315                   40
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          907,320  $            50,863
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              92,923                3,056
   Minimum unit fair value #*.........  $          5.97782  $          15.82842
   Maximum unit fair value #*.........  $         12.13000  $          18.54787
   Contract liablility................  $          907,320  $            50,863

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(1)   Formerly Domini Social Equity Fund. Changed effective November 30, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-6

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-7

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                           AB DISCOVERY        AB DISCOVERY                               AB HIGH
                                            GROWTH FUND         VALUE FUND         AB VALUE FUND        INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              22,695              50,254                 909              71,048
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          179,083  $          958,849  $           12,384  $          613,007
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          198,809  $        1,082,981  $           13,068  $          615,279
   Due from Sponsor Company...........                  --                 229                  --                  --
   Receivable from fund shares sold...                  11                  --                  10               1,113
   Other assets.......................                   2                  --                  --                  38
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             198,822           1,083,210              13,078             616,430
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  29                  --                  23               1,139
   Payable for fund shares purchased..                  --                 264                  --                  --
   Other liabilities..................                   3                  11                   3                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  32                 275                  26               1,140
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          198,790  $        1,082,935  $           13,052  $          615,290
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               9,729              52,550               1,225              44,612
   Minimum unit fair value #*.........  $         17.58255  $         19.77139  $         10.61420  $         13.41981
   Maximum unit fair value #*.........  $         21.38228  $         21.37476  $         11.41015  $         14.02468
   Contract liablility................  $          198,790  $        1,082,935  $           13,052  $          615,290

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                              AMERICAN FUNDS      AMERICAN FUNDS      AMERICAN FUNDS
                                          AMERICAN FUNDS         AMERICAN         CAPITAL INCOME        EUROPACIFIC
                                           AMCAP FUND(R)     BALANCED FUND(R)       BUILDER(R)          GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             121,221             354,730             311,221             621,143
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,932,135  $        7,677,668  $       16,980,092  $       26,468,412
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        3,209,928  $        8,758,288  $       17,941,884  $       27,485,571
   Due from Sponsor Company...........                 270               1,832                 836                  --
   Receivable from fund shares sold...                  --                  --                  --              26,273
   Other assets.......................                   1                  --                  --                   8
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,210,199           8,760,120          17,942,720          27,511,852
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --              26,278
   Payable for fund shares purchased..                 285               1,838                 845                  --
   Other liabilities..................                   2                   2                   5                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 287               1,840                 850              26,279
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,209,912  $        8,758,280  $       17,941,870  $       27,485,573
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             175,521             527,997           1,345,068           1,711,587
   Minimum unit fair value #*.........  $         16.91775  $         15.58378  $         12.22420  $         10.38636
   Maximum unit fair value #*.........  $         20.17278  $         18.73996  $         15.56204  $         44.25000
   Contract liablility................  $        3,209,912  $        8,758,280  $       17,941,870  $       27,485,573

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                          AMERICAN FUNDS      AMERICAN FUNDS
                                            FUNDAMENTAL             NEW
                                        INVESTORS FUND(SM)  PERSPECTIVE FUND(R)
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             321,794              228,384
                                        ==================  ===================
     Cost.............................  $       14,656,818  $         7,484,662
                                        ==================  ===================
     Maket Value......................  $       17,476,615  $         7,899,787
   Due from Sponsor Company...........               5,729                   --
   Receivable from fund shares sold...                  --                  278
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................          17,482,345            7,900,065
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  299
   Payable for fund shares purchased..               5,734                   --
   Other liabilities..................                   6                    4
                                        ------------------  -------------------
   Total liabilities..................               5,740                  303
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $       17,476,605  $         7,899,762
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,030,219              508,190
   Minimum unit fair value #*.........  $         15.72601  $          14.07072
   Maximum unit fair value #*.........  $         20.38637  $          18.61415
   Contract liablility................  $       17,476,605  $         7,899,762

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-8

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-9

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                      AMERICAN FUNDS
                                          AMERICAN FUNDS      AMERICAN FUNDS      AMERICAN FUNDS      THE INVESTMENT
                                           THE BOND FUND      THE GROWTH FUND     THE INCOME FUND         COMPANY
                                           OF AMERICA(R)       OF AMERICA(R)       OF AMERICA(R)       OF AMERICA(R)
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             408,200           1,036,057             645,124             283,339
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        5,091,227  $       38,270,022  $       12,434,933  $        9,456,190
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        5,192,304  $       42,809,881  $       13,928,227  $       10,231,357
   Due from Sponsor Company...........               1,157               3,889                 858               5,855
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  18                   3                   7                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           5,193,479          42,813,773          13,929,092          10,237,212
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..               1,165               3,889                 863               5,855
   Other liabilities..................                   1                   6                  --                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,166               3,895                 863               5,859
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        5,192,313  $       42,809,878  $       13,928,229  $       10,231,353
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             431,867           2,009,685             933,273             625,920
   Minimum unit fair value #*.........  $         11.56243  $         15.83066  $         13.77096  $         15.04159
   Maximum unit fair value #*.........  $         12.73167  $         41.32000  $         17.40436  $         18.75250
   Contract liablility................  $        5,192,313  $       42,809,878  $       13,928,229  $       10,231,353

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                              AMERICAN FUNDS                          AMERICAN FUNDS
                                          AMERICAN FUNDS        WASHINGTON        AMERICAN FUNDS       CAPITAL WORLD
                                              THE NEW             MUTUAL             AMERICAN           GROWTH AND
                                          ECONOMY FUND(R)   INVESTORS FUND(SM)    MUTUAL FUND(R)      INCOME FUND(R)
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              65,706             118,682             105,507             562,965
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,221,230  $        4,222,806  $        3,299,661  $       22,671,587
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        2,317,453  $        4,823,222  $        3,858,399  $       24,538,542
   Due from Sponsor Company...........               2,282               2,765                 290                  --
   Receivable from fund shares sold...                  --                  --                  --              13,638
   Other assets.......................                  --                   1                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           2,319,735           4,825,988           3,858,689          24,552,181
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --              13,638
   Payable for fund shares purchased..               2,312               2,790                 327                  --
   Other liabilities..................                   3                   3                   6                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               2,315               2,793                 333              13,641
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        2,317,420  $        4,823,195  $        3,858,356  $       24,538,540
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             128,914             284,673             226,190           1,353,698
   Minimum unit fair value #*.........  $         16.09618  $         15.09449  $         15.28696  $         12.23302
   Maximum unit fair value #*.........  $         21.07490  $         19.23030  $         19.44612  $         72.82648
   Contract liablility................  $        2,317,420  $        4,823,195  $        3,858,356  $       24,538,540

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                          AMERICAN FUNDS
                                             SMALLCAP              ARIEL
                                           WORLD FUND(R)     APPRECIATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              22,590                3,345
                                        ==================  ===================
     Cost.............................  $          940,029  $           162,244
                                        ==================  ===================
     Maket Value......................  $        1,001,198  $           157,334
   Due from Sponsor Company...........                 153                   --
   Receivable from fund shares sold...                  --                   35
   Other assets.......................                   3                    2
                                        ------------------  -------------------
   Total assets.......................           1,001,354              157,371
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   50
   Payable for fund shares purchased..                 183                   --
   Other liabilities..................                   3                    3
                                        ------------------  -------------------
   Total liabilities..................                 186                   53
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,001,168  $           157,318
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              71,331                7,041
   Minimum unit fair value #*.........  $         12.83053  $          20.22119
   Maximum unit fair value #*.........  $         17.73195  $          47.04000
   Contract liablility................  $        1,001,168  $           157,318

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-10

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-11

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                  ARTISAN            AVE MARIA           AVE MARIA
                                                                  MID CAP             RISING             CATHOLIC
                                            ARIEL FUND          VALUE FUND         DIVIDEND FUND        VALUES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               3,729             219,028             142,495               6,132
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          244,967  $        4,799,234  $        2,386,249  $          111,762
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          239,879  $        4,895,279  $        2,392,491  $          117,236
   Due from Sponsor Company...........                  --                  --                 758                  --
   Receivable from fund shares sold...                  29               1,963                  --                   2
   Other assets.......................                  --                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             239,908           4,897,244           2,393,249             117,239
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  47               1,984                  --                  18
   Payable for fund shares purchased..                  --                  --                 773                  --
   Other liabilities..................                   4                  10                   4                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  51               1,994                 777                  21
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          239,857  $        4,895,250  $        2,392,472  $          117,218
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,743             117,323             115,623              12,073
   Minimum unit fair value #*.........  $         18.64289  $         18.42093  $         19.92244  $          9.61397
   Maximum unit fair value #*.........  $         64.33000  $         47.29814  $         21.70113  $          9.71989
   Contract liablility................  $          239,857  $        4,895,250  $        2,392,472  $          117,218

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                 BLACKROCK            BLACKROCK            BLACKROCK
                                             AVE MARIA      LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                            GROWTH FUND          2020 FUND            2030 FUND            2040 FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (2)      SUB-ACCOUNT (3)      SUB-ACCOUNT (4)
                                        ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              14,526           1,371,221            1,775,977            1,382,524
                                        ==================  ===================  ===================  ===================
     Cost.............................  $          390,526  $       20,889,574   $       25,743,653   $       24,133,756
                                        ==================  ===================  ===================  ===================
     Maket Value......................  $          384,080  $       19,663,810   $       23,993,109   $       22,588,087
   Due from Sponsor Company...........                  --               1,730                   --                   --
   Receivable from fund shares sold...                  --                  --               71,714               72,604
   Other assets.......................                   2                  --                   --                   --
                                        ------------------  -------------------  -------------------  -------------------
   Total assets.......................             384,082          19,665,540           24,064,823           22,660,691
                                        ------------------  -------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  20                  --               71,742               72,622
   Payable for fund shares purchased..                  13               1,770                   --                   --
   Other liabilities..................                   2                   4                   --                    3
                                        ------------------  -------------------  -------------------  -------------------
   Total liabilities..................                  35               1,774               71,742               72,625
                                        ------------------  -------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          384,047  $       19,663,766   $       23,993,081   $       22,588,066
                                        ==================  ===================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              18,259           1,167,447            1,481,802            1,446,783
   Minimum unit fair value #*.........  $         20.54618  $         11.92881   $         11.71359   $         11.46295
   Maximum unit fair value #*.........  $         21.62786  $         23.09005   $         24.63556   $         25.76831
   Contract liablility................  $          384,047  $       19,663,766   $       23,993,081   $       22,588,066

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                   --                   --
   Minimum unit fair value #*.........                  --                  --                   --                   --
   Maximum unit fair value #*.........                  --                  --                   --                   --
   Contract liablility................                  --                  --                   --                   --

                                             BLACKROCK            BLACKROCK
                                        LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                          RETIREMENT FUND         2050 FUND
                                          SUB-ACCOUNT (5)      SUB-ACCOUNT (6)
                                        -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             372,517               205,699
                                        ===================  ===================
     Cost.............................  $        4,007,961   $         3,951,337
                                        ===================  ===================
     Maket Value......................  $        3,780,012   $         3,817,575
   Due from Sponsor Company...........                  --                   639
   Receivable from fund shares sold...                 150                    --
   Other assets.......................                  --                     1
                                        -------------------  -------------------
   Total assets.......................           3,780,162             3,818,215
                                        -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 192                    --
   Payable for fund shares purchased..                  --                   679
   Other liabilities..................                   4                     1
                                        -------------------  -------------------
   Total liabilities..................                 196                   680
                                        -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        3,779,966   $         3,817,535
                                        ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             233,594               233,221
   Minimum unit fair value #*.........  $         10.78000   $          15.66312
   Maximum unit fair value #*.........  $         20.57353   $          18.58000
   Contract liablility................  $        3,779,966   $         3,817,535

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                    --
   Minimum unit fair value #*.........                  --                    --
   Maximum unit fair value #*.........                  --                    --
   Contract liablility................                  --                    --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(2) Formerly BlackRock LifePath(R) 2020 Portfolio. Change effective November 7, 2016

(3) Formerly BlackRock LifePath(R) 2030 Portfolio. Change effective November 7, 2016

(4) Formerly BlackRock LifePath(R) 2040 Portfolio. Change effective November 7, 2016

(5) Formerly BlackRock LifePath(R) Retirement Fund. Change effective November 7, 2016

(6) Formerly BlackRock LifePath(R) 2050 Portfolio. Change effective November 7, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-12

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-13

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                             BLACKROCK            BLACKROCK            BLACKROCK            BLACKROCK
                                        LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                             2025 FUND            2035 FUND            2045 FUND            2055 FUND
                                          SUB-ACCOUNT (7)      SUB-ACCOUNT (8)      SUB-ACCOUNT (9)     SUB-ACCOUNT (10)
                                        -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              21,645               19,578                9,222               10,091
                                        ===================  ===================  ===================  ===================
     Cost.............................  $          275,978   $          260,277   $          128,405   $          143,055
                                        ===================  ===================  ===================  ===================
     Maket Value......................  $          273,597   $          259,598   $          127,913   $          143,802
   Due from Sponsor Company...........                  --                   --                   --                   --
   Receivable from fund shares sold...             235,165                4,340                  106                  170
   Other assets.......................                  --                    1                   --                    1
                                        -------------------  -------------------  -------------------  -------------------
   Total assets.......................             508,762              263,939              128,019              143,973
                                        -------------------  -------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................             235,189                4,362                  139                  208
   Payable for fund shares purchased..                  --                   --                   --                   --
   Other liabilities..................                   3                    1                    3                    4
                                        -------------------  -------------------  -------------------  -------------------
   Total liabilities..................             235,192                4,363                  142                  212
                                        -------------------  -------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          273,570   $          259,576   $          127,877   $          143,761
                                        ===================  ===================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              21,583               19,496                9,146                9,996
   Minimum unit fair value #*.........  $         12.56172   $         13.21359   $         13.77792   $         14.18277
   Maximum unit fair value #*.........  $         13.03825   $         13.71480   $         14.40745   $         14.83076
   Contract liablility................  $          273,570   $          259,576   $          127,877   $          143,761

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --                   --                   --
   Minimum unit fair value #*.........                  --                   --                   --                   --
   Maximum unit fair value #*.........                  --                   --                   --                   --
   Contract liablility................                  --                   --                   --                   --

                                                                 BLACKROCK           BLACKROCK           BLACKROCK
                                               BARON          U.S. GOVERNMENT         EQUITY              CAPITAL
                                          SMALL CAP FUND      BOND PORTFOLIO       DIVIDEND FUND     APPRECIATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              97,125              14,424             163,682              12,224
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,663,762  $          154,249  $        3,607,539  $          293,440
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        2,462,125  $          150,300  $        3,682,848  $          269,163
   Due from Sponsor Company...........                  --                  --                 358               3,626
   Receivable from fund shares sold...               4,374                  23                  --                  --
   Other assets.......................                  --                  23                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           2,466,499             150,346           3,683,206             272,789
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               4,399                  56                  --                  --
   Payable for fund shares purchased..                  --                  --                 382               3,651
   Other liabilities..................                   5                  --                   7                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               4,404                  56                 389               3,654
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        2,462,095  $          150,290  $        3,682,817  $          269,135
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              97,071              14,140             118,363               9,513
   Minimum unit fair value #*.........  $         18.77577  $         10.42460  $         30.03839  $         27.55068
   Maximum unit fair value #*.........  $         25.48380  $         10.95373  $         33.12222  $         29.21468
   Contract liablility................  $        2,462,095  $          150,290  $        3,682,817  $          269,135

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             BLACKROCK
                                             FLEXIBLE         CALVERT VP SRI
                                            EQUITY FUND     BALANCED PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              13,301              151,780
                                        ==================  ===================
     Cost.............................  $          162,430  $           285,608
                                        ==================  ===================
     Maket Value......................  $          167,728  $           311,604
   Due from Sponsor Company...........                  17                   44
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                    2
                                        ------------------  -------------------
   Total assets.......................             167,745              311,650
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                  49                   50
   Other liabilities..................                   2                    1
                                        ------------------  -------------------
   Total liabilities..................                  51                   51
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          167,694  $           311,599
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               6,003               20,598
   Minimum unit fair value #*.........  $         27.78726  $          15.12771
   Maximum unit fair value #*.........  $         29.46562  $          15.12771
   Contract liablility................  $          167,694  $           311,599

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(7) Formerly BlackRock LifePath(R) 2025 Portfolio. Change effective November 7, 2016

(8) Formerly BlackRock LifePath(R) 2035 Portfolio. Change effective November 7, 2016

(9) Formerly BlackRock LifePath(R) 2045 Portfolio. Change effective November 7, 2016

(10) Formerly BlackRock LifePath(R) 2055 Portfolio. Change effective November 7, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-14

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-15

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                         COLUMBIA
                                          CALVERT EQUITY       CALVERT BOND           CALVERT           CONTRARIAN
                                             PORTFOLIO           PORTFOLIO          INCOME FUND          CORE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             154,967             127,272              51,869              26,882
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        6,443,039  $        2,022,852  $          827,976  $          549,627
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        5,708,999  $        2,014,709  $          833,008  $          601,077
   Due from Sponsor Company...........               4,354               5,725                  --                 624
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           5,713,353           2,020,434             833,009             601,701
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                   3                  --
   Payable for fund shares purchased..               4,370               5,758                  15                 660
   Other liabilities..................                  --                   1                   1                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               4,370               5,759                  19                 663
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        5,708,983  $        2,014,675  $          832,990  $          601,038
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             269,379             147,615              67,404              16,381
   Minimum unit fair value #*.........  $         16.64804  $         12.94172  $         11.97519  $         35.85675
   Maximum unit fair value #*.........  $         36.84000  $         14.31491  $         12.77933  $         38.02194
   Contract liablility................  $        5,708,983  $        2,014,675  $          832,990  $          601,038

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             COLUMBIA            COLUMBIA
                                             SMALL CAP            MID CAP            COLUMBIA           CRM MID CAP
                                           VALUE I FUND         VALUE FUND          ACORN FUND          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               1,555              79,394              78,107              13,589
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           61,383  $        1,213,218  $        1,670,552  $          326,990
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           64,219  $        1,161,535  $        1,042,730  $          289,454
   Due from Sponsor Company...........                  --                 548               1,237                  --
   Receivable from fund shares sold...                   6                  --                  --                  17
   Other assets.......................                   1                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              64,226           1,162,083           1,043,967             289,471
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  14                  --                  --                  29
   Payable for fund shares purchased..                  --                 575               1,255                  --
   Other liabilities..................                   3                   5                   3                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  17                 580               1,258                  32
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           64,209  $        1,161,503  $        1,042,709  $          289,439
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,746              78,072              31,022              13,343
   Minimum unit fair value #*.........  $         36.59042  $         14.43180  $         32.63107  $         19.78457
   Maximum unit fair value #*.........  $         38.80032  $         16.27333  $         35.98124  $         21.96070
   Contract liablility................  $           64,209  $        1,161,503  $        1,042,709  $          289,439

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             COLUMBIA             CALAMOS
                                            DISCIPLINED           GLOBAL
                                          SMALL CORE FUND       EQUITY FUND
                                         SUB-ACCOUNT (11)       SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              24,140                    6
                                        ==================  ===================
     Cost.............................  $          294,549  $                81
                                        ==================  ===================
     Maket Value......................  $          207,848  $                78
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  --                    3
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................             207,848                   81
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   2                   --
   Payable for fund shares purchased..                  25                    3
   Other liabilities..................                   9                    1
                                        ------------------  -------------------
   Total liabilities..................                  36                    4
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          207,812  $                77
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              10,922                    6
   Minimum unit fair value #*.........  $         18.51316  $          13.31016
   Maximum unit fair value #*.........  $         19.48814  $          13.31016
   Contract liablility................  $          207,812  $                77

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --  $                --
   Maximum unit fair value #*.........                  --  $                --
   Contract liablility................                  --  $                --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(11)  Formerly Columbia Small Cap Core Fund. Change effective April 18, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-16

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-17

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                              CALAMOS                                  DAVIS
                                           INTERNATIONAL           DAVIS             NEW YORK              DAVIS
                                            GROWTH FUND       FINANCIAL FUND       VENTURE FUND      OPPORTUNITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 483               3,929             203,223               6,098
                                        ==================  ==================  ==================  ==================
     Cost.............................  $            8,411  $          139,219  $        6,894,469  $          174,323
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $            7,718  $          175,120  $        6,202,362  $          188,424
   Due from Sponsor Company...........                  --                 824                 826                 190
   Receivable from fund shares sold...                   2                  --                  --                  --
   Other assets.......................                   1                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................               7,721             175,944           6,203,188             188,615
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  12                  --                  --                  --
   Payable for fund shares purchased..                  --                 851                 834                 220
   Other liabilities..................                   3                  10                   6                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  15                 861                 840                 220
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            7,706  $          175,083  $        6,202,348  $          188,395
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 807              11,872             289,284              11,491
   Minimum unit fair value #*.........  $          9.54791  $         13.44667  $         13.83578  $         15.30967
   Maximum unit fair value #*.........  $          9.54791  $         17.62279  $         64.83555  $         18.28334
   Contract liablility................  $            7,706  $          175,083  $        6,202,348  $          188,395

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             DELAWARE            DELAWARE             DREYFUS             DREYFUS
                                            DIVERSIFIED      EXTENDED DURATION      BOND MARKET      VIF APPRECIATION
                                            INCOME FUND          BOND FUND          INDEX FUND           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              22,450               5,573           1,129,719                 423
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          199,206  $           35,697  $       11,974,265  $           17,425
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          193,073  $           34,946  $       11,557,024  $           17,343
   Due from Sponsor Company...........                  --                 124             115,941                  15
   Receivable from fund shares sold...                  13                  --                  --                  --
   Other assets.......................                 200                  38                  86                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             193,286              35,108          11,673,051              17,358
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  34                  --                  --                  --
   Payable for fund shares purchased..                  --                 134             115,967                  24
   Other liabilities..................                   2                  --                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  36                 134             115,967                  26
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          193,250  $           34,974  $       11,557,084  $           17,332
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              17,875               2,814             888,308                 987
   Minimum unit fair value #*.........  $         10.62614  $         12.39534  $         10.23000  $         17.56352
   Maximum unit fair value #*.........  $         11.02922  $         12.64386  $         13.42754  $         17.56352
   Contract liablility................  $          193,250  $           34,974  $       11,557,084  $           17,332

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              DREYFUS             DREYFUS
                                           INTERNATIONAL          MIDCAP
                                         STOCK INDEX FUND       INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              27,855              389,586
                                        ==================  ===================
     Cost.............................  $          438,609  $        13,752,338
                                        ==================  ===================
     Maket Value......................  $          410,032  $        13,658,900
   Due from Sponsor Company...........                  --                8,228
   Receivable from fund shares sold...                   1                   --
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................             410,033           13,667,128
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   1                   --
   Payable for fund shares purchased..                  --                8,252
   Other liabilities..................                   2                    5
                                        ------------------  -------------------
   Total liabilities..................                   3                8,252
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          410,030  $        13,658,871
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              32,877              327,098
   Minimum unit fair value #*.........  $         12.47168  $          19.92777
   Maximum unit fair value #*.........  $         12.47168  $          74.21442
   Contract liablility................  $          410,030  $        13,658,871

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-18

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-19

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                          DREYFUS
                                              DREYFUS             DREYFUS             DREYFUS            SOCIALLY
                                             SMALLCAP         VIF GROWTH AND     VIF QUALITY BOND       RESPONSIBLE
                                         STOCK INDEX FUND    INCOME PORTFOLIO     PORTFOLIO FUND     GROWTH FUND, INC.
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             292,238                 759               7,291                  54
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        8,132,325  $           19,560  $           86,278  $            1,983
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        8,799,298  $           21,878  $           85,229  $            2,047
   Due from Sponsor Company...........               3,894                  --                  20                  --
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           8,803,192              21,878              85,251               2,047
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   6                  --                   4
   Payable for fund shares purchased..               3,913                  --                  25                  --
   Other liabilities..................                   7                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               3,920                   8                  25                   5
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        8,799,272  $           21,870  $           85,226  $            2,042
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             222,769               1,165               6,195                 104
   Minimum unit fair value #*.........  $         22.16100  $         18.77268  $         13.75631  $         19.56666
   Maximum unit fair value #*.........  $         57.95007  $         18.77268  $         13.75631  $         19.56666
   Contract liablility................  $        8,799,272  $           21,870  $           85,226  $            2,042

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                              DREYFUS             DREYFUS           EATON VANCE         EATON VANCE
                                              S&P 500          INTERMEDIATE          LARGE-CAP           DIVIDEND
                                            INDEX FUND       TERM INCOME FUND       VALUE FUND         BUILDER FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             391,990              82,160             445,270              98,416
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       18,822,137  $        1,129,915  $        8,072,011  $        1,184,272
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $       19,078,145  $        1,088,625  $        8,028,223  $        1,329,602
   Due from Sponsor Company...........             108,618                 550                  --               1,066
   Receivable from fund shares sold...                  --                  --                 420                  --
   Other assets.......................                  --                  13                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          19,186,763           1,089,188           8,028,643           1,330,668
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                 447                  --
   Payable for fund shares purchased..             108,625                 591                  --               1,120
   Other liabilities..................                  12                   1                   9                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................             108,637                 592                 456               1,124
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       19,078,126  $        1,088,596  $        8,028,187  $        1,329,544
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......           1,053,963             101,199             548,027              92,958
   Minimum unit fair value #*.........  $         16.84776  $         10.19508  $         13.12176  $         13.29310
   Maximum unit fair value #*.........  $         18.77495  $         13.53915  $         17.17108  $         19.98972
   Contract liablility................  $       19,078,126  $        1,088,596  $        8,028,187  $        1,329,544

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                            EATON VANCE         EATON VANCE
                                         WORLDWIDE HEALTH       INCOME FUND
                                           SCIENCES FUND         OF BOSTON
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              77,460              435,020
                                        ==================  ===================
     Cost.............................  $          881,695  $         2,520,628
                                        ==================  ===================
     Maket Value......................  $          705,661  $         2,492,664
   Due from Sponsor Company...........               2,125                1,387
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                  859
                                        ------------------  -------------------
   Total assets.......................             707,786            2,494,910
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..               2,165                1,397
   Other liabilities..................                   1                   --
                                        ------------------  -------------------
   Total liabilities..................               2,166                1,397
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          705,620  $         2,493,513
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              29,781              147,895
   Minimum unit fair value #*.........  $         20.72686  $          16.06888
   Maximum unit fair value #*.........  $         25.57536  $          18.54471
   Contract liablility................  $          705,620  $         2,493,513

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-20

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-21

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------




                                                                EATON VANCE         WELLS FARGO         WELLS FARGO
                                            EATON VANCE       ATLANTA CAPITAL          ASSET         EMERGING MARKETS
                                           BALANCED FUND       SMID-CAP FUND      ALLOCATION FUND       EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               6,740              34,704              15,176             135,366
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           56,779  $          845,271  $          201,743  $        2,620,533
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           56,683  $          882,184  $          194,555  $        2,559,766
   Due from Sponsor Company...........                 192                  --                  --               1,633
   Receivable from fund shares sold...                  --                  92              60,317                  --
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              56,875             882,276             254,872           2,561,399
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 112              60,365                  --
   Payable for fund shares purchased..                 207                  --                  --               1,652
   Other liabilities..................                   1                   8                   2                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 208                 120              60,367               1,654
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           56,667  $          882,156  $          194,505  $        2,559,745
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,447              47,179              14,691             130,894
   Minimum unit fair value #*.........  $         22.72544  $         18.03066  $         11.83834  $         19.08995
   Maximum unit fair value #*.........  $         24.09803  $         19.18464  $         14.41230  $         21.05019
   Contract liablility................  $           56,667  $          882,156  $          194,505  $        2,559,745

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                   ALGER
                                            WELLS FARGO           CAPITAL
                                             UTILITY &         APPRECIATION        ALGER MID CAP      ALGER SMALL CAP
                                        TELECOMMUNICATIONS     INSTITUTIONAL          GROWTH              GROWTH
                                               FUND              PORTFOLIO      INSTITUTIONAL FUND  INSTITUTIONAL FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 981             128,741              50,427              15,925
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           15,214  $        3,318,293  $          896,287  $          348,326
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           18,598  $        3,400,041  $        1,141,657  $          258,457
   Due from Sponsor Company...........                  --                  --                 688                  --
   Receivable from fund shares sold...                   9                 374                  --                  53
   Other assets.......................                  --                  --                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              18,607           3,400,415           1,142,345             258,513
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  30                 411                  --                  77
   Payable for fund shares purchased..                  --                  --                 717                  --
   Other liabilities..................                   3                   2                   4                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  33                 413                 721                  83
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           18,574  $        3,400,002  $        1,141,624  $          258,430
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 780             148,891              80,951              17,617
   Minimum unit fair value #*.........  $         23.68933  $         18.79881  $         12.61970  $         13.94948
   Maximum unit fair value #*.........  $         25.11994  $         27.56527  $         18.10033  $         15.21426
   Contract liablility................  $           18,574  $        3,400,002  $        1,141,624  $          258,430

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --



                                              NUVEEN
                                              MID CAP             NUVEEN
                                            INDEX FUND        SMALL CAP INDEX
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             215,957                1,884
                                        ==================  ===================
     Cost.............................  $        3,516,759  $            26,058
                                        ==================  ===================
     Maket Value......................  $        3,915,294  $            29,030
   Due from Sponsor Company...........               1,267                   --
   Receivable from fund shares sold...                  --                    4
   Other assets.......................                  --                    1
                                        ------------------  -------------------
   Total assets.......................           3,916,561               29,035
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   31
   Payable for fund shares purchased..               1,298                   --
   Other liabilities..................                   6                    7
                                        ------------------  -------------------
   Total liabilities..................               1,304                   38
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        3,915,257  $            28,997
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             174,078                1,767
   Minimum unit fair value #*.........  $         21.95773  $          16.29295
   Maximum unit fair value #*.........  $         23.35210  $          16.87837
   Contract liablility................  $        3,915,257  $            28,997

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-22

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-23

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                       NUVEEN SANTA
                                              NUVEEN          NUVEEN MID CAP          NUVEEN              BARBARA
                                              EQUITY              GROWTH             SMALL CAP           DIVIDEND
                                            INDEX FUND      OPPORTUNITIES FUND      SELECT FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              44,861              10,923               4,793                 547
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,181,824  $          438,259  $           51,053  $           18,715
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        1,183,879  $          390,180  $           45,489  $           19,602
   Due from Sponsor Company...........                 446                 184                  --                 214
   Receivable from fund shares sold...                  --                  --                   8                  --
   Other assets.......................                  --                   1                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,184,325             390,365              45,499              19,816
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  14                  --
   Payable for fund shares purchased..                 481                 204                  --                 221
   Other liabilities..................                   8                   2                   3                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 489                 206                  17                 222
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,183,836  $          390,159  $           45,482  $           19,594
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              55,507              18,519               2,126               1,377
   Minimum unit fair value #*.........  $         20.66486  $         19.62992  $         20.80017  $         14.23206
   Maximum unit fair value #*.........  $         26.39000  $         21.38252  $         21.67183  $         14.23206
   Contract liablility................  $        1,183,836  $          390,159  $           45,482  $           19,594

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                 FIDELITY ADVISOR
                                             FIDELITY            FIDELITY            LEVERAGED           FEDERATED
                                          ADVISOR EQUITY       ADVISOR VALUE          COMPANY             EQUITY
                                            GROWTH FUND       STRATEGIES FUND       STOCK FUND       INCOME FUND, INC.
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               1,999               6,379              61,557               6,042
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          162,124  $          194,404  $        2,771,900  $          137,450
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          179,251  $          221,909  $        2,927,663  $          139,018
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                   2                  26                  --                  25
   Other assets.......................                   2                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             179,255             221,935           2,927,663             139,043
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  22                  32                  32                  33
   Payable for fund shares purchased..                  --                  --                  13                  --
   Other liabilities..................                   1                  --                   6                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  23                  32                  51                  39
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          179,232  $          221,903  $        2,927,612  $          139,004
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,179               8,138             195,453               8,626
   Minimum unit fair value #*.........  $         15.57023  $         27.26749  $         13.88165  $         13.96060
   Maximum unit fair value #*.........  $         18.62368  $         27.26749  $         15.85677  $         17.75511
   Contract liablility................  $          179,232  $          221,903  $        2,927,612  $          139,004

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             FEDERATED           FEDERATED
                                           FUND FOR U.S.        MDT MID CAP
                                            GOVERNMENT            GROWTH
                                          SECURITIES FUND     STRATEGIES FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (12)
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              35,502                2,613
                                        ==================  ===================
     Cost.............................  $          270,311  $            96,418
                                        ==================  ===================
     Maket Value......................  $          262,360  $            94,484
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  71                   20
   Other assets.......................                   2                    2
                                        ------------------  -------------------
   Total assets.......................             262,433               94,506
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  92                   47
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   1                    2
                                        ------------------  -------------------
   Total liabilities..................                  93                   49
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          262,340  $            94,457
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              20,724                5,438
   Minimum unit fair value #*.........  $         12.36976  $          14.11725
   Maximum unit fair value #*.........  $         13.09161  $          17.96709
   Contract liablility................  $          262,340  $            94,457

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(12) Formerly Federated MDT Mid Cap Growth Strategies Fund. Changed Effective December 29, 2016




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-24

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-25

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                             FEDERATED                               FEDERATED           FEDERATED
                                            HIGH INCOME          FEDERATED          SHORT-TERM         TOTAL RETURN
                                             BOND FUND         KAUFMANN FUND        INCOME FUND          BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               8,683             937,473              11,335              22,465
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           63,845  $        5,062,147  $           95,813  $          247,310
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           65,122  $        4,612,368  $           96,121  $          242,175
   Due from Sponsor Company...........                  --                 443                  --                  --
   Receivable from fund shares sold...                  10                  --                   8                  46
   Other assets.......................                  --                   1                   8                  52
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              65,132           4,612,812              96,137             242,273
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  11                  --                  18                  62
   Payable for fund shares purchased..                  --                 468                  --                  --
   Other liabilities..................                   1                   3                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  12                 471                  18                  64
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           65,120  $        4,612,341  $           96,119  $          242,209
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               3,827             287,224               7,107              13,482
   Minimum unit fair value #*.........  $         16.76500  $         14.77604  $         13.52533  $         13.94691
   Maximum unit fair value #*.........  $         17.90383  $         19.47397  $         13.52533  $         45.85458
   Contract liablility................  $           65,120  $        4,612,341  $           96,119  $          242,209

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                  FIDELITY(R) VIP
                                             FEDERATED           FEDERATED            GROWTH          FIDELITY(R) VIP
                                           CLOVER SMALL        INTERNATIONAL       OPPORTUNITIES         OVERSEAS
                                            VALUE FUND         LEADERS FUND          PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,233                  46              12,617               4,299
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           55,336  $            1,463  $          308,021  $           79,530
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           60,325  $            1,340  $          391,763  $           76,572
   Due from Sponsor Company...........                  --                  --                  14                  20
   Receivable from fund shares sold...                   3                   3                  --                  --
   Other assets.......................                  --                   3                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              60,328               1,346             391,778              76,593
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  22                  23                  --                  --
   Payable for fund shares purchased..                  --                  --                  22                  22
   Other liabilities..................                   4                   1                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  26                  24                  23                  22
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           60,302  $            1,322  $          391,755  $           76,571
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               3,517                  98              19,121               6,716
   Minimum unit fair value #*.........  $         16.44127  $         13.17315  $         20.48813  $         11.40224
   Maximum unit fair value #*.........  $         17.19230  $         13.65658  $         20.48813  $         11.40224
   Contract liablility................  $           60,302  $            1,322  $          391,755  $           76,571

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                          FIDELITY(R) VIP      FIDELITY VIP
                                         VALUE STRATEGIES        BALANCED
                                             PORTFOLIO             FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               4,124               83,290
                                        ==================  ===================
     Cost.............................  $           49,632  $         1,307,707
                                        ==================  ===================
     Maket Value......................  $           65,035  $         1,396,766
   Due from Sponsor Company...........                 121                   30
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................              65,156            1,396,796
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                 130                   30
   Other liabilities..................                   2                   --
                                        ------------------  -------------------
   Total liabilities..................                 132                   30
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           65,024  $         1,396,766
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               3,614               72,945
   Minimum unit fair value #*.........  $         17.99462  $          18.24033
   Maximum unit fair value #*.........  $         17.99462  $          18.24033
   Contract liablility................  $           65,024  $         1,330,539

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                3,631
   Minimum unit fair value #*.........                  --  $          18.23933
   Maximum unit fair value #*.........                  --  $          18.23933
   Contract liablility................                  --  $            66,227

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-26

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-27

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                          FIDELITY(R) VIP
                                             GROWTH &         FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP
                                              INCOME           FREEDOM 2020        FREEDOM 2030        FREEDOM 2015
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              14,734               6,128              54,731               8,385
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          257,471  $           78,294  $          704,006  $          105,877
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          296,886  $           76,541  $          694,541  $          103,386
   Due from Sponsor Company...........                  79                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                 577                  --
   Other assets.......................                   1                   2                   2                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             296,966              76,543             695,120             103,388
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   1                 584                   3
   Payable for fund shares purchased..                  85                  --                  --                  --
   Other liabilities..................                   1                  --                   2                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  86                   1                 586                   4
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          296,880  $           76,542  $          694,534  $          103,384
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              15,646               3,244              26,187               4,775
   Minimum unit fair value #*.........  $         18.97470  $         23.59162  $         26.20068  $         21.64888
   Maximum unit fair value #*.........  $         18.97470  $         23.59162  $         26.52125  $         21.64888
   Contract liablility................  $          296,880  $           76,542  $          694,534  $          103,384

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                          FIDELITY(R) VIP     FIDELITY(R) VIP   FIDELITY ADVISOR(R)       TEMPLETON
                                           FREEDOM 2025      FUNDSMANAGER 70%     STOCK SELECTOR           GLOBAL
                                             PORTFOLIO           PORTFOLIO         ALL CAP FUND      OPPORTUNITIES TRUST
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              38,274                   0                  78                3,374
                                        ==================  ==================  ===================  ===================
     Cost.............................  $          506,406  $                1  $            2,462   $           65,169
                                        ==================  ==================  ===================  ===================
     Maket Value......................  $          492,591  $                2  $            2,849   $           64,752
   Due from Sponsor Company...........                  --                  --                  --                   73
   Receivable from fund shares sold...               1,657                  --                   4                   --
   Other assets.......................                   1                   2                   1                   --
                                        ------------------  ------------------  -------------------  -------------------
   Total assets.......................             494,249                   4               2,854               64,825
                                        ------------------  ------------------  -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................               1,657                   2                   9                   --
   Payable for fund shares purchased..                  --                  --                  --                   89
   Other liabilities..................                  --                  --                   1                    3
                                        ------------------  ------------------  -------------------  -------------------
   Total liabilities..................               1,657                   2                  10                   92
                                        ------------------  ------------------  -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          492,592  $                2  $            2,844   $           64,733
                                        ==================  ==================  ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              19,467                  --                 173                2,994
   Minimum unit fair value #*.........  $         25.30341                  --  $         16.45137   $         21.50163
   Maximum unit fair value #*.........  $         25.30341                  --  $         16.45137   $         21.84057
   Contract liablility................  $          492,592  $                2  $            2,844   $           64,733

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liablility................                  --                  --                  --                   --


                                             TEMPLETON           FRANKLIN
                                            DEVELOPING             HIGH
                                           MARKETS TRUST        INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              52,817              789,952
                                        ==================  ===================
     Cost.............................  $          991,323  $         1,548,382
                                        ==================  ===================
     Maket Value......................  $          835,567  $         1,469,311
   Due from Sponsor Company...........                 114                   39
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   1                    2
                                        ------------------  -------------------
   Total assets.......................             835,682            1,469,352
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                 151                   74
   Other liabilities..................                   4                    2
                                        ------------------  -------------------
   Total liabilities..................                 155                   76
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          835,527  $         1,469,276
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              86,422               86,053
   Minimum unit fair value #*.........  $          8.06240  $          15.90848
   Maximum unit fair value #*.........  $         12.42065  $          18.08955
   Contract liablility................  $          835,527  $         1,469,276

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-28

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-29

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                             FRANKLIN            TEMPLETON           FRANKLIN            FRANKLIN
                                             STRATEGIC            GLOBAL          U.S. GOVERNMENT        SMALL CAP
                                            INCOME FUND          BOND FUND        SECURITIES FUND       VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             390,510             507,208              94,481              57,561
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,945,279  $        6,191,415  $          620,104  $        2,850,002
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        3,760,607  $        6,086,496  $          585,779  $        3,164,112
   Due from Sponsor Company...........               3,458               1,107                  --                 787
   Receivable from fund shares sold...                  --                  --                   1                  --
   Other assets.......................                   1                   4                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,764,066           6,087,607             585,781           3,164,900
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  18                  --
   Payable for fund shares purchased..               3,485               1,145                  --                 808
   Other liabilities..................                   1                   2                  --                   7
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               3,486               1,147                  18                 815
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,760,580  $        6,086,460  $          585,763  $        3,164,085
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             250,326             349,640              44,637             131,812
   Minimum unit fair value #*.........  $         14.29281  $         12.00000  $         12.87627  $         16.40449
   Maximum unit fair value #*.........  $         16.22866  $         18.83703  $         13.56729  $         54.97000
   Contract liablility................  $        3,760,580  $        6,086,460  $          585,763  $        3,164,085

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             FRANKLIN
                                           MUTUAL GLOBAL         TEMPLETON           FRANKLIN            FRANKLIN
                                          DISCOVERY FUND        GROWTH FUND         INCOME FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             404,787              76,358           3,938,884             145,858
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       12,285,084  $        1,678,221  $        8,746,888  $       10,228,300
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $       12,374,349  $        1,799,003  $        9,098,822  $       11,174,194
   Due from Sponsor Company...........               4,125                  --                  --              11,507
   Receivable from fund shares sold...                  --                 131                 444                  --
   Other assets.......................                  --                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          12,378,474           1,799,134           9,099,268          11,185,701
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 162                 459                  --
   Payable for fund shares purchased..               4,147                  --                  --              11,526
   Other liabilities..................                   8                   3                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               4,155                 165                 459              11,528
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       12,374,319  $        1,798,969  $        9,098,809  $       11,174,173
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             828,302             119,356             601,377             578,915
   Minimum unit fair value #*.........  $         13.80666  $         10.16855  $         13.86589  $         17.30511
   Maximum unit fair value #*.........  $         18.94937  $         36.30957  $         17.51503  $         22.28975
   Contract liablility................  $       12,374,319  $        1,798,969  $        9,098,809  $       11,174,173

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             FRANKLIN            FRANKLIN
                                               TOTAL           BALANCE SHEET
                                            RETURN FUND       INVESTMENT FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              43,685               66,021
                                        ==================  ===================
     Cost.............................  $          434,044  $         2,951,286
                                        ==================  ===================
     Maket Value......................  $          421,993  $         2,492,288
   Due from Sponsor Company...........                  --                  139
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   6                    3
                                        ------------------  -------------------
   Total assets.......................             421,999            2,492,430
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  28                   --
   Payable for fund shares purchased..                  13                  145
   Other liabilities..................                   3                    2
                                        ------------------  -------------------
   Total liabilities..................                  44                  147
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          421,955  $         2,492,283
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              29,892               88,907
   Minimum unit fair value #*.........  $         13.57889  $          24.56896
   Maximum unit fair value #*.........  $         14.98323  $          28.08840
   Contract liablility................  $          421,955  $         2,492,283

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-30

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-31

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                             FRANKLIN            FRANKLIN            FRANKLIN            FRANKLIN
                                              MUTUAL              MUTUAL           SMALL-MID CAP       CONSERVATIVE
                                            BEACON FUND         SHARES FUND         GROWTH FUND       ALLOCATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              77,270             169,596             137,790             213,932
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,107,260  $        4,333,982  $        4,935,201  $        2,917,278
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        1,172,965  $        4,743,596  $        4,356,926  $        2,939,420
   Due from Sponsor Company...........                  --               8,138                 449               1,360
   Receivable from fund shares sold...                  83                  --                  --                  --
   Other assets.......................                  --                  --                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,173,048           4,751,734           4,357,378           2,940,780
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 118                  --                  --                  --
   Payable for fund shares purchased..                  --               8,153                 488               1,382
   Other liabilities..................                   5                   4                   2                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 123               8,157                 490               1,386
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,172,925  $        4,743,577  $        4,356,888  $        2,939,394
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              80,346             268,649             241,752             211,382
   Minimum unit fair value #*.........  $         12.39487  $         12.85047  $         12.97807  $         12.92167
   Maximum unit fair value #*.........  $         15.86590  $         24.15339  $         24.01601  $         15.18426
   Contract liablility................  $        1,172,925  $        4,743,577  $        4,356,888  $        2,939,394

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             FRANKLIN            FRANKLIN                                FRANKLIN
                                              GROWTH             MODERATE            TEMPLETON         SMALL-MID CAP
                                          ALLOCATION FUND     ALLOCATION FUND      FOREIGN FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             333,925             459,137           1,467,408               8,548
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        5,558,076  $        6,751,097  $       10,379,846  $          181,305
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        5,820,315  $        6,822,774  $       10,257,184  $          151,905
   Due from Sponsor Company...........               1,558               3,098               1,973                  --
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                   1                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           5,821,873           6,825,873          10,259,158             151,905
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                   9
   Payable for fund shares purchased..               1,575               3,117               1,978                  --
   Other liabilities..................                   1                  --                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,576               3,117               1,979                  11
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        5,820,297  $        6,822,756  $       10,257,179  $          151,894
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             387,551             459,707             504,511               8,027
   Minimum unit fair value #*.........  $         13.49154  $         13.46603  $         10.36104  $         18.92207
   Maximum unit fair value #*.........  $         16.88800  $         16.24703  $         23.14064  $         18.92207
   Contract liablility................  $        5,820,297  $        6,822,756  $       10,257,179  $          151,894

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                               GOLDMAN SACHS
                                         HIGHLAND PREMIER         INCOME
                                           GROWTH EQUITY       BUILDER FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               4,128                3,279
                                        ==================  ===================
     Cost.............................  $          132,238  $            65,154
                                        ==================  ===================
     Maket Value......................  $          111,611  $            71,820
   Due from Sponsor Company...........                  --                   66
   Receivable from fund shares sold...                  13                   --
   Other assets.......................                   1                    1
                                        ------------------  -------------------
   Total assets.......................             111,625               71,887
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  30                   --
   Payable for fund shares purchased..                  --                   68
   Other liabilities..................                   2                   --
                                        ------------------  -------------------
   Total liabilities..................                  32                   68
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          111,593  $            71,819
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               5,403                3,525
   Minimum unit fair value #*.........  $         19.43953  $          16.24930
   Maximum unit fair value #*.........  $         27.04000  $          28.51492
   Contract liablility................  $          111,593  $            71,819

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-32

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-33

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                           GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS
                                              CAPITAL           CORE FIXED          U.S. EQUITY         GOVERNMENT
                                            GROWTH FUND         INCOME FUND        INSIGHTS FUND        INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                  75              10,577                  15             138,295
                                        ==================  ==================  ==================  ==================
     Cost.............................  $            1,719  $          108,211  $              380  $        2,087,362
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $            1,770  $          109,682  $              634  $        2,023,252
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                   2                  50                   1               5,101
   Other assets.......................                  --                   4                  --                  19
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................               1,772             109,736                 635           2,028,372
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   5                  61                   7               5,136
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   3                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   8                  61                   9               5,136
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            1,764  $          109,675  $              626  $        2,023,236
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                  98               8,493                  37             152,160
   Minimum unit fair value #*.........  $         16.10702  $         12.80282  $         16.78075  $         12.36802
   Maximum unit fair value #*.........  $         17.99800  $         12.95620  $         16.78075  $         14.63000
   Contract liablility................  $            1,764  $          109,675  $              626  $        2,023,236

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                   GOLDMAN SACHS
                                           GOLDMAN SACHS       GOLDMAN SACHS          FOCUSED          GOLDMAN SACHS
                                             GROWTH &             GROWTH           INTERNATIONAL          MID CAP
                                            INCOME FUND     OPPORTUNITIES FUND      EQUITY FUND         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               4,058              35,320               1,626             123,047
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           97,397  $          823,546  $           28,048  $        4,756,199
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          139,504  $          717,693  $           26,644  $        4,526,904
   Due from Sponsor Company...........                  --                  --                  --                 547
   Receivable from fund shares sold...                  --                  85                  11                  --
   Other assets.......................                  --                  --                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             139,504             717,778              26,655           4,527,453
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   5                 122                  18                  --
   Payable for fund shares purchased..                  18                  --                  --                 564
   Other liabilities..................                   3                   2                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  26                 124                  21                 564
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          139,478  $          717,654  $           26,634  $        4,526,889
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               9,179              39,395               3,144             143,706
   Minimum unit fair value #*.........  $         13.04444  $         16.86451  $          7.92957  $         14.65753
   Maximum unit fair value #*.........  $         16.41052  $         21.15776  $          9.48873  $         78.74307
   Contract liablility................  $          139,478  $          717,654  $           26,634  $        4,526,889

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                           GOLDMAN SACHS       GOLDMAN SACHS
                                             SMALL CAP           STRATEGIC
                                            VALUE FUND          GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             103,341                1,849
                                        ==================  ===================
     Cost.............................  $        5,001,135  $            21,542
                                        ==================  ===================
     Maket Value......................  $        5,797,408  $            21,001
   Due from Sponsor Company...........                 620                   --
   Receivable from fund shares sold...                  --                    3
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................           5,798,028               21,004
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   13
   Payable for fund shares purchased..                 653                   --
   Other liabilities..................                  10                    4
                                        ------------------  -------------------
   Total liabilities..................                 663                   17
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        5,797,365  $            20,987
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             277,329                1,243
   Minimum unit fair value #*.........  $         18.87949  $          15.91744
   Maximum unit fair value #*.........  $         23.12746  $          18.95381
   Contract liablility................  $        5,797,365  $            20,987

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-34

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-35

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                           GOLDMAN SACHS       GOLDMAN SACHS       GOLDMAN SACHS        GOLDMAN SACHS
                                               HIGH              LARGE CAP         SMALL/MID CAP          SATELLITE
                                            YIELD FUND          VALUE FUND          GROWTH FUND     STRATEGIES PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  --------------------
ASSETS:
   Investments:
     Number of shares.................             591,594              22,750              23,027                  124
                                        ==================  ==================  ==================  ====================
     Cost.............................  $        4,072,522  $          327,321  $          428,389   $              986
                                        ==================  ==================  ==================  ====================
     Maket Value......................  $        3,839,444  $          379,696  $          429,001   $              947
   Due from Sponsor Company...........                  --                 234                 333                   --
   Receivable from fund shares sold...               6,014                  --                  --                   --
   Other assets.......................                 105                   1                  --                   --
                                        ------------------  ------------------  ------------------  --------------------
   Total assets.......................           3,845,563             379,931             429,334                  947
                                        ------------------  ------------------  ------------------  --------------------

LIABILITIES:
   Due to Sponsor.....................               6,051                  --                  --                    6
   Payable for fund shares purchased..                  --                 259                 350                   --
   Other liabilities..................                   2                   1                   4                   --
                                        ------------------  ------------------  ------------------  --------------------
   Total liabilities..................               6,053                 260                 354                    6
                                        ------------------  ------------------  ------------------  --------------------

NET ASSETS:
   For contract liabilities...........  $        3,839,510  $          379,671  $          428,980   $              941
                                        ==================  ==================  ==================  ====================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             199,358              27,965              11,453                   84
   Minimum unit fair value #*.........  $          6.49000  $         13.05018  $         35.23085   $         11.17625
   Maximum unit fair value #*.........  $         20.04295  $         14.02866  $         38.84755   $         11.17625
   Contract liablility................  $        3,839,510  $          379,671  $          428,980   $              941

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                   --
   Minimum unit fair value #*.........                  --                  --                  --                   --
   Maximum unit fair value #*.........                  --                  --                  --                   --
   Contract liablility................                  --                  --                  --                   --

                                                                                     HARTFORD            HARTFORD
                                             HARTFORD            HARTFORD             CAPITAL            DIVIDEND
                                             BALANCED          TOTAL RETURN        APPRECIATION         AND GROWTH
                                             HLS FUND          BOND HLS FUND         HLS FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             280,043           1,451,016             575,093           1,345,874
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        6,807,851  $       16,520,153  $       29,663,915  $       30,334,182
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        7,691,268  $       16,080,984  $       24,182,665  $       29,722,910
   Due from Sponsor Company...........               4,817                  --                  --                  --
   Receivable from fund shares sold...                  --               3,757              13,331              90,852
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           7,696,085          16,084,741          24,195,996          29,813,762
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --               3,799              13,346              90,885
   Payable for fund shares purchased..               4,838                  --                  --                  --
   Other liabilities..................                   3                   2                   4                   5
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               4,841               3,801              13,350              90,890
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        7,691,244  $       16,080,940  $       24,182,646  $       29,722,872
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             451,248           1,171,020             821,168           2,998,136
   Minimum unit fair value #*.........  $         12.52458  $         10.17210  $         15.72360  $          6.81001
   Maximum unit fair value #*.........  $         27.46000  $         20.37076  $         43.33953  $         28.48854
   Contract liablility................  $        7,691,244  $       15,994,064  $       24,152,186  $       29,704,242

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --               6,145               1,668                 921
   Minimum unit fair value #*.........                  --  $         14.13767  $         18.26139  $         20.22801
   Maximum unit fair value #*.........                  --  $         14.13767  $         18.26139  $         20.22801
   Contract liablility................                  --  $           86,876  $           30,460  $           18,630


                                           THE HARTFORD           HARTFORD
                                            HEALTHCARE          GLOBAL GROWTH
                                             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              161,896               45,196
                                        ===================  ===================
     Cost.............................  $         4,071,233   $        1,028,227
                                        ===================  ===================
     Maket Value......................  $         3,410,232   $          995,295
   Due from Sponsor Company...........                4,449                3,487
   Receivable from fund shares sold...                   --                   --
   Other assets.......................                   --                    6
                                        -------------------  -------------------
   Total assets.......................            3,414,681              998,788
                                        -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   --                   --
   Payable for fund shares purchased..                4,506                3,563
   Other liabilities..................                    3                    1
                                        -------------------  -------------------
   Total liabilities..................                4,509                3,564
                                        -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $         3,410,172   $          995,224
                                        ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              164,487               80,983
   Minimum unit fair value #*.........  $          12.52528   $         11.02394
   Maximum unit fair value #*.........  $          47.91179   $         16.22375
   Contract liablility................  $         3,410,172   $          995,224

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                   --
   Minimum unit fair value #*.........                   --                   --
   Maximum unit fair value #*.........                   --                   --
   Contract liablility................                   --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-36

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-37

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                             HARTFORD            HARTFORD
                                              GROWTH           INTERNATIONAL         HARTFORD            HARTFORD
                                           OPPORTUNITIES       OPPORTUNITIES          MIDCAP            ULTRASHORT
                                             HLS FUND            HLS FUND            HLS FUND          BOND HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             220,913              64,903             521,597             453,483
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        7,181,385  $          919,544  $       17,722,862  $        4,535,684
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        6,394,218  $          920,512  $       17,645,635  $        4,548,225
   Due from Sponsor Company...........               1,106                  --               2,801               4,170
   Receivable from fund shares sold...                  --                  33                  --                  --
   Other assets.......................                  --                   2                  --                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           6,395,324             920,547          17,648,436           4,552,401
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 107                  --                  --
   Payable for fund shares purchased..               1,134                  --               2,809               4,249
   Other liabilities..................                   8                   2                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,142                 109               2,810               4,249
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        6,394,182  $          920,438  $       17,645,626  $        4,548,152
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             335,807              66,765             451,704             451,427
   Minimum unit fair value #*.........  $         16.38724  $         11.11204  $         23.64939  $          3.58573
   Maximum unit fair value #*.........  $         29.83000  $         14.96061  $         41.02033  $         12.69801
   Contract liablility................  $        6,394,182  $          920,438  $       17,645,626  $        4,490,615

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --               5,624
   Minimum unit fair value #*.........                  --                  --                  --  $         10.23062
   Maximum unit fair value #*.........                  --                  --                  --  $         10.23062
   Contract liablility................                  --                  --                  --  $           57,537

                                                                                                         HARTFORD
                                             HARTFORD            HARTFORD                             U.S. GOVERNMENT
                                           SMALL COMPANY     SMALL CAP GROWTH        HARTFORD           SECURITIES
                                             HLS FUND            HLS FUND         STOCK HLS FUND         HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             320,601              23,290              72,252              83,803
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        6,060,685  $          609,592  $        3,699,044  $          885,428
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        5,108,410  $          617,981  $        4,880,558  $          863,171
   Due from Sponsor Company...........                  50                 127                 260                 744
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           5,108,460             618,108           4,880,820             863,915
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..                 125                 173                 294                 773
   Other liabilities..................                   8                   6                   7                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 133                 179                 301                 777
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        5,108,327  $          617,929  $        4,880,519  $          863,138
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             699,543              26,684             250,467              79,279
   Minimum unit fair value #*.........  $          4.13627  $         20.14854  $         14.91178  $         10.32584
   Maximum unit fair value #*.........  $         28.61008  $         26.77000  $         41.77017  $         11.60502
   Contract liablility................  $        5,108,327  $          617,929  $        4,880,519  $          863,138

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                                               THE HARTFORD
                                             HARTFORD           CHECKS AND
                                          VALUE HLS FUND       BALANCES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             103,366               37,870
                                        ==================  ===================
     Cost.............................  $        1,425,801  $           395,352
                                        ==================  ===================
     Maket Value......................  $        1,577,949  $           356,352
   Due from Sponsor Company...........                  --                  301
   Receivable from fund shares sold...                 147                   --
   Other assets.......................                   2                    1
                                        ------------------  -------------------
   Total assets.......................           1,578,098              356,654
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 196                   --
   Payable for fund shares purchased..                  --                  309
   Other liabilities..................                   6                    1
                                        ------------------  -------------------
   Total liabilities..................                 202                  310
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,577,896  $           356,344
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              78,890               21,668
   Minimum unit fair value #*.........  $         15.27000  $          16.04517
   Maximum unit fair value #*.........  $         21.23696  $          16.89016
   Contract liablility................  $        1,577,896  $           356,344

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-38

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-39

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                               THE HARTFORD        THE HARTFORD
                                           THE HARTFORD        DIVIDEND AND        INTERNATIONAL       THE HARTFORD
                                            HIGH YIELD          GROWTH FUND     OPPORTUNITIES FUND      MIDCAP FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               5,708              82,241              33,578              27,241
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           41,985  $        1,847,101  $          516,163  $          725,921
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           41,839  $        2,047,810  $          496,282  $          791,610
   Due from Sponsor Company...........                  --               1,695               1,893                 350
   Receivable from fund shares sold...                   1                  --                  --                  --
   Other assets.......................                   6                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              41,846           2,049,505             498,175             791,961
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  22                  --                  --                  --
   Payable for fund shares purchased..                  --               1,704               1,925                 363
   Other liabilities..................                  --                   7                   5                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  22               1,711               1,930                 366
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           41,824  $        2,047,794  $          496,245  $          791,595
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,597              81,843              41,188              36,832
   Minimum unit fair value #*.........  $         15.25826  $         16.90972  $         11.46454  $         21.17036
   Maximum unit fair value #*.........  $         16.41530  $         32.82211  $         13.96423  $         22.28529
   Contract liablility................  $           41,824  $        2,047,794  $          496,245  $          791,595

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                           THE HARTFORD        THE HARTFORD                            THE HARTFORD
                                               SMALL           TOTAL RETURN        THE HARTFORD           GROWTH
                                           COMPANY FUND          BOND FUND        HEALTHCARE FUND   OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              62,367              37,976               7,194               4,697
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,309,665  $          404,356  $          233,534  $          176,314
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        1,194,958  $          394,949  $          224,815  $          176,694
   Due from Sponsor Company...........                 561                 757                 239                  51
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   1                  12                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,195,520             395,718             225,054             176,745
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..                 590                 791                 281                  60
   Other liabilities..................                   3                   1                  10                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 593                 792                 291                  63
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,194,927  $          394,926  $          224,763  $          176,682
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              71,804              29,433               8,337               9,147
   Minimum unit fair value #*.........  $         13.90725  $         12.49914  $         22.44799  $         17.65590
   Maximum unit fair value #*.........  $         30.23448  $         13.76931  $         38.28583  $         34.19643
   Contract liablility................  $        1,194,927  $          394,926  $          224,763  $          176,682

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                           THE HARTFORD          HARTFORD
                                               VALUE             MODERATE
                                        OPPORTUNITIES FUND    ALLOCATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................                 594              246,076
                                        ==================  ===================
     Cost.............................  $           11,481  $         2,848,823
                                        ==================  ===================
     Maket Value......................  $           11,634  $         2,723,770
   Due from Sponsor Company...........                  --                  587
   Receivable from fund shares sold...                   3                   --
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................              11,637            2,724,357
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  16                   --
   Payable for fund shares purchased..                  --                  631
   Other liabilities..................                   3                    2
                                        ------------------  -------------------
   Total liabilities..................                  19                  633
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           11,618  $         2,723,724
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 809              213,816
   Minimum unit fair value #*.........  $         14.17156  $          11.83307
   Maximum unit fair value #*.........  $         15.24749  $          18.87141
   Contract liablility................  $           11,618  $         2,723,724

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-40

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-41

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                           THE HARTFORD        THE HARTFORD        THE HARTFORD
                                           CONSERVATIVE           CAPITAL             GROWTH           THE HARTFORD
                                          ALLOCATION FUND    APPRECIATION FUND    ALLOCATION FUND   INFLATION PLUS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             102,583             194,861             309,454              45,453
                                        ==================  ==================  ==================  ===================
     Cost.............................  $        1,036,509  $        7,616,611  $        3,557,125  $          509,174
                                        ==================  ==================  ==================  ===================
     Maket Value......................  $        1,003,568  $        7,838,442  $        3,295,051  $          489,978
   Due from Sponsor Company...........                  --               1,360                  --               9,743
   Receivable from fund shares sold...                 186                  --              20,784                  --
   Other assets.......................                   3                  --                  --                  24
                                        ------------------  ------------------  ------------------  -------------------
   Total assets.......................           1,003,757           7,839,802           3,315,835             499,745
                                        ------------------  ------------------  ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 244                  --              20,818                  --
   Payable for fund shares purchased..                  --               1,387                  --               9,758
   Other liabilities..................                  --                  --                   4                  --
                                        ------------------  ------------------  ------------------  -------------------
   Total liabilities..................                 244               1,387              20,822               9,758
                                        ------------------  ------------------  ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,003,513  $        7,838,415  $        3,295,013  $          489,987
                                        ==================  ==================  ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              75,460             514,206             248,264              39,857
   Minimum unit fair value #*.........  $         11.19530           29.004543  $         12.67571  $         11.94334
   Maximum unit fair value #*.........  $         16.14246  $         31.46790  $         23.30981  $         13.17003
   Contract liablility................  $        1,003,513  $        7,838,415  $        3,295,013  $          489,987

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                   THE HARTFORD
                                           THE HARTFORD        THE HARTFORD        INTERNATIONAL       THE HARTFORD
                                              EQUITY             BALANCED              SMALL              MIDCAP
                                            INCOME FUND         INCOME FUND        COMPANY FUND         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              30,783               9,519              18,218               7,115
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          541,097  $          124,862  $          245,570  $          111,817
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          570,418  $          132,214  $          246,858  $          108,218
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                 102                  23                  27                  25
   Other assets.......................                  --                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             570,520             132,237             246,886             108,243
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 117                  42                  55                  34
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   3                   5                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 120                  47                  55                  37
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          570,400  $          132,190  $          246,831  $          108,206
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              26,687               8,689              19,706               6,707
   Minimum unit fair value #*.........  $         20.78785  $         14.93546  $         12.04854  $         15.99310
   Maximum unit fair value #*.........  $         22.10825  $         15.60927  $         12.59233  $         16.56799
   Contract liablility................  $          570,400  $          132,190  $          246,831  $          108,206

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                        HOTCHKIS AND WILEY
                                             LARGE CAP          INVESCO V.I.
                                            VALUE FUND         TECHNOLOGY FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              24,761                 5,836
                                        ===================  ===================
     Cost.............................  $          567,406   $           103,524
                                        ===================  ===================
     Maket Value......................  $          708,414   $           104,411
   Due from Sponsor Company...........                  --                    16
   Receivable from fund shares sold...                  74                    --
   Other assets.......................                   2                    --
                                        -------------------  -------------------
   Total assets.......................             708,490               104,427
                                        -------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  91                    --
   Payable for fund shares purchased..                  --                    22
   Other liabilities..................                   3                    --
                                        -------------------  -------------------
   Total liabilities..................                  94                    22
                                        -------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          708,396   $           104,405
                                        ===================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              34,892                 6,049
   Minimum unit fair value #*.........  $         18.76006   $          17.26064
   Maximum unit fair value #*.........  $         21.01866   $          17.26064
   Contract liablility................  $          708,396   $           104,405

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                    --
   Minimum unit fair value #*.........                  --                    --
   Maximum unit fair value #*.........                  --                    --
   Contract liablility................                  --                    --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-42

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-43

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                IVY GLOBAL
                                              INVESCO             NATURAL          IVY LARGE CAP       IVY SCIENCE &
                                          TECHNOLOGY FUND     RESOURCES FUND        GROWTH FUND       TECHNOLOGY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               9,584              98,942              33,976              23,889
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          343,760  $        1,697,846  $          552,307  $        1,150,265
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          325,572  $        1,540,532  $          612,583  $        1,285,208
   Due from Sponsor Company...........                  --                 636                 582                  --
   Receivable from fund shares sold...               1,229                  --                  --                 113
   Other assets.......................                   1                  --                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             326,802           1,541,168             613,166           1,285,323
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               1,256                  --                  --                 137
   Payable for fund shares purchased..                  --                 660                 615                  --
   Other liabilities..................                   2                   9                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,258                 669                 616                 138
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          325,544  $        1,540,499  $          612,550  $        1,285,185
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              23,214             209,511              33,147              56,557
   Minimum unit fair value #*.........  $         12.43975  $          5.49988  $         17.23636  $         21.41750
   Maximum unit fair value #*.........  $         15.82562  $          9.12280  $         20.13964  $         23.54530
   Contract liablility................  $          325,544  $        1,540,499  $          612,550  $        1,285,185

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                    JANUS ASPEN         JANUS ASPEN
                                             IVY ASSET          JANUS ASPEN       GLOBAL RESEARCH       ENTERPRISE
                                           STRATEGY FUND      FORTY PORTFOLIO        PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              65,742              60,864               7,180               4,966
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,643,277  $        2,388,580  $          260,748  $          291,845
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        1,367,437  $        1,959,220  $          291,704  $          294,343
   Due from Sponsor Company...........                  42                 129                  78                 101
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   1                   1                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,367,480           1,959,350             291,785             294,444
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..                  69                 129                  84                 107
   Other liabilities..................                   1                   2                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  70                 131                  84                 109
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,367,410  $        1,959,219  $          291,701  $          294,335
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              94,157              83,538              19,556              11,687
   Minimum unit fair value #*.........  $         13.94883  $         23.31266  $         14.26050  $         25.18395
   Maximum unit fair value #*.........  $         15.38132  $         23.31266  $         14.26050  $         25.18395
   Contract liablility................  $        1,367,410  $        1,947,500  $          278,882  $          294,335

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                 503                 899                  --
   Minimum unit fair value #*.........                  --  $         23.29821  $         14.25918                  --
   Maximum unit fair value #*.........                  --  $         23.29821  $         14.25918                  --
   Contract liablility................                  --  $           11,719  $           12,819                  --

                                            JANUS ASPEN         JANUS ASPEN
                                             BALANCED            OVERSEAS
                                             PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              11,129                6,997
                                        ==================  ===================
     Cost.............................  $          322,404  $           293,288
                                        ==================  ===================
     Maket Value......................  $          337,417  $           173,445
   Due from Sponsor Company...........                  --                   12
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................             337,418              173,457
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   6                   --
   Payable for fund shares purchased..                  --                   22
   Other liabilities..................                  --                    4
                                        ------------------  -------------------
   Total liabilities..................                   6                   26
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          337,412  $           173,431
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              17,267               17,440
   Minimum unit fair value #*.........  $         19.54033  $           7.78710
   Maximum unit fair value #*.........  $         19.54033  $          10.06620
   Contract liablility................  $          337,412  $           173,431

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-44

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-45

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                               JANUS
                                             FLEXIBLE              JANUS               JANUS               JANUS
                                             BOND FUND          FORTY FUND         BALANCED FUND      ENTERPRISE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,317             205,104              92,640              16,587
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           24,285  $        6,541,860  $        2,676,856  $        1,338,683
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           23,838  $        5,560,356  $        2,706,947  $        1,535,484
   Due from Sponsor Company...........                  --               6,763              23,973                  --
   Receivable from fund shares sold...                  --                  --                  --                 134
   Other assets.......................                   1                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              23,839           5,567,121           2,730,920           1,535,618
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  11                  --                  --                 157
   Payable for fund shares purchased..                  --               6,775              23,982                  --
   Other liabilities..................                   3                  --                   2                   7
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  14               6,775              23,984                 164
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           23,825  $        5,560,346  $        2,706,936  $        1,535,454
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,802             256,572             148,318              52,005
   Minimum unit fair value #*.........  $         12.67492  $         17.67706  $         17.41392  $         28.12169
   Maximum unit fair value #*.........  $         13.40695  $         29.99662  $         19.12202  $         92.57000
   Contract liablility................  $           23,825  $        5,560,346  $        2,706,936  $        1,535,454

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                                        PRUDENTIAL
                                                                                      PERKINS        JENNISON NATURAL
                                               JANUS           JANUS GLOBAL           MID CAP            RESOURCES
                                           OVERSEAS FUND       RESEARCH FUND        VALUE FUND          FUND, INC.
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              65,082               4,150              28,667              19,299
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,204,608  $          256,514  $          552,216  $          653,309
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        1,648,533  $          263,176  $          478,460  $          716,177
   Due from Sponsor Company...........                 732                 235                 976                  11
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,649,265             263,412             479,436             716,188
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..                 763                 264               1,009                  51
   Other liabilities..................                   4                   2                   4                  13
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 767                 266               1,013                  64
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,648,498  $          263,146  $          478,423  $          716,124
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             187,259              19,498              22,069              93,009
   Minimum unit fair value #*.........  $          8.43681  $         10.48212  $         21.34017  $          7.27583
   Maximum unit fair value #*.........  $          9.02515  $         18.93581  $         22.15399  $          7.74206
   Contract liablility................  $        1,648,498  $          263,146  $          478,423  $          716,124

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                            PRUDENTIAL          PRUDENTIAL
                                         JENNISON MID-CAP     JENNISON 20/20
                                         GROWTH FUND, INC.      FOCUS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              25,861               25,002
                                        ==================  ===================
     Cost.............................  $          909,997  $           396,444
                                        ==================  ===================
     Maket Value......................  $          853,928  $           348,525
   Due from Sponsor Company...........                  28                   86
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................             853,956              348,611
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                  54                  108
   Other liabilities..................                   4                    5
                                        ------------------  -------------------
   Total liabilities..................                  58                  113
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          853,898  $           348,498
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              27,811               12,113
   Minimum unit fair value #*.........  $         29.38173  $          27.96663
   Maximum unit fair value #*.........  $         31.52366  $          29.65572
   Contract liablility................  $          853,898  $           348,498

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-46

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-47

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                             JPMORGAN                                JPMORGAN            JPMORGAN
                                             LARGE CAP           JPMORGAN            SMALL CAP           SMALL CAP
                                            GROWTH FUND       CORE BOND FUND        EQUITY FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,210             246,219               1,262              36,071
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           77,419  $        2,896,578  $           52,253  $          442,079
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           69,852  $        2,829,054  $           57,637  $          445,837
   Due from Sponsor Company...........                  --                 493                  93                  --
   Receivable from fund shares sold...                   2                  --                  --                  81
   Other assets.......................                   1                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              69,855           2,829,547              57,732             445,918
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   8                  --                  --                 116
   Payable for fund shares purchased..                  --                 517                 118                  --
   Other liabilities..................                   1                   3                   6                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   9                 520                 124                 120
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           69,846  $        2,829,027  $           57,608  $          445,798
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               4,890             207,389               1,434              11,952
   Minimum unit fair value #*.........  $         14.28233  $         12.55804  $         39.15618  $         36.94226
   Maximum unit fair value #*.........  $         14.28233  $         13.84773  $         42.01055  $         39.17332
   Contract liablility................  $           69,846  $        2,829,027  $           57,608  $          445,798

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             JPMORGAN                                JPMORGAN            JPMORGAN
                                             SMALL CAP           JPMORGAN         SMARTRETIREMENT     SMARTRETIREMENT
                                            VALUE FUND       U.S. EQUITY FUND        2015 FUND           2020 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              10,387             111,378             105,282             330,786
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          246,238  $        1,569,741  $        1,812,443  $        5,963,159
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          311,202  $        1,620,543  $        1,829,806  $        5,973,996
   Due from Sponsor Company...........                  --                 425               2,064               2,268
   Receivable from fund shares sold...                  62                  --                  --                  --
   Other assets.......................                   2                  --                  --                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             311,266           1,620,968           1,831,870           5,976,268
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  69                  --                  --                  --
   Payable for fund shares purchased..                  --                 449               2,108               2,284
   Other liabilities..................                   5                   4                   5                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  74                 453               2,113               2,284
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          311,192  $        1,620,515  $        1,829,757  $        5,973,984
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               7,141              73,556             143,598             444,833
   Minimum unit fair value #*.........  $         41.10448  $         14.55000  $         12.41376  $         13.07395
   Maximum unit fair value #*.........  $         45.32404  $         22.61942  $         13.36138  $         18.06000
   Contract liablility................  $          311,192  $        1,620,515  $        1,829,757  $        5,973,984

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             JPMORGAN            JPMORGAN
                                          SMARTRETIREMENT     SMARTRETIREMENT
                                             2025 FUND           2030 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             408,524              414,641
                                        ==================  ===================
     Cost.............................  $        7,067,100  $         7,739,446
                                        ==================  ===================
     Maket Value......................  $        7,149,165  $         7,778,657
   Due from Sponsor Company...........             238,686               75,230
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                    1
                                        ------------------  -------------------
   Total assets.......................           7,387,851            7,853,888
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..             238,711               75,260
   Other liabilities..................                   2                    1
                                        ------------------  -------------------
   Total liabilities..................             238,713               75,261
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        7,149,138  $         7,778,627
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             519,230              549,121
   Minimum unit fair value #*.........  $         13.44344  $          13.63244
   Maximum unit fair value #*.........  $         14.46960  $          18.76000
   Contract liablility................  $        7,149,138  $         7,778,627

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-48

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-49

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                             JPMORGAN            JPMORGAN            JPMORGAN            JPMORGAN
                                          SMARTRETIREMENT     SMARTRETIREMENT     SMARTRETIREMENT     SMARTRETIREMENT
                                             2035 FUND           2040 FUND           2045 FUND           2050 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             217,118             291,296             153,678             152,734
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        3,825,483  $        5,573,250  $        2,768,458  $        2,757,885
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        3,903,783  $        5,616,181  $        2,807,694  $        2,784,344
   Due from Sponsor Company...........               5,026              59,097                  --              10,336
   Receivable from fund shares sold...                  --                  --               4,482                  --
   Other assets.......................                  --                   2                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           3,908,809           5,675,280           2,812,177           2,794,680
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --               4,516                  --
   Payable for fund shares purchased..               5,050              59,131                  --              10,369
   Other liabilities..................                   2                   2                   2                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               5,052              59,133               4,518              10,373
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        3,903,757  $        5,616,147  $        2,807,659  $        2,784,307
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             273,089             388,086             194,720             194,373
   Minimum unit fair value #*.........  $         13.88046  $         14.01303  $         14.03229  $         14.01077
   Maximum unit fair value #*.........  $         17.98000  $         19.28000  $         18.27000  $         15.08033
   Contract liablility................  $        3,903,757  $        5,616,147  $        2,807,659  $        2,784,307

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             JPMORGAN            JP MORGAN            KEELEY
                                          SMARTRETIREMENT    SMART RETIREMENT        SMALL CAP         LOOMIS SAYLES
                                            INCOME FUND          2055 FUND          VALUE FUND           BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              56,386              27,022              47,174             271,298
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          973,894  $          541,526  $        1,363,333  $        3,761,356
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          978,865  $          548,277  $        1,573,252  $        3,648,955
   Due from Sponsor Company...........                  --                 170                  66                  --
   Receivable from fund shares sold...                 279                  --                  --              52,136
   Other assets.......................                   1                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             979,145             548,447           1,573,318           3,701,091
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 316                  --                  --              52,165
   Payable for fund shares purchased..                  --                 205                  91                  --
   Other liabilities..................                   2                   3                   4                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 318                 208                  95              52,166
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          978,827  $          548,239  $        1,573,223  $        3,648,925
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              78,857              38,801              75,769             179,951
   Minimum unit fair value #*.........  $         11.97930  $         13.87048  $         18.38438  $         18.71307
   Maximum unit fair value #*.........  $         12.89373  $         20.29000  $         33.35000  $         20.63449
   Contract liablility................  $          978,827  $          548,239  $        1,573,223  $        3,648,925

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                           LKCM AQUINAS
                                             CATHOLIC           LORD ABBETT
                                            EQUITY FUND       AFFILIATED FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              32,647               32,742
                                        ==================  ===================
     Cost.............................  $          523,338  $           449,860
                                        ==================  ===================
     Maket Value......................  $          502,770  $           501,501
   Due from Sponsor Company...........               6,924                   --
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   3                   --
                                        ------------------  -------------------
   Total assets.......................             509,697              501,501
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   22
   Payable for fund shares purchased..               6,943                   27
   Other liabilities..................                  --                    6
                                        ------------------  -------------------
   Total liabilities..................               6,943                   55
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          502,754  $           501,446
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              26,923               33,953
   Minimum unit fair value #*.........  $         18.04096  $          13.47743
   Maximum unit fair value #*.........  $         18.99096  $          17.10571
   Contract liablility................  $          502,754  $           501,446

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-50

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-51

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                        LORD ABBETT
                                            LORD ABBETT         LORD ABBETT         LORD ABBETT         CALIBRATED
                                            FUNDAMENTAL            BOND               GROWTH             DIVIDEND
                                            EQUITY FUND       DEBENTURE FUND    OPPORTUNITIES FUND      GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             331,555             339,234               8,879              11,115
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        4,363,826  $        2,662,408  $          177,471  $          152,523
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        4,289,251  $        2,690,676  $          160,442  $          155,481
   Due from Sponsor Company...........               3,548                 962                  --                  --
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                 850                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           4,292,799           2,692,488             160,443             155,483
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  27
   Payable for fund shares purchased..               3,590                 989                  29                   5
   Other liabilities..................                  10                  --                   4                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               3,600                 989                  33                  35
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        4,289,199  $        2,691,499  $          160,410  $          155,448
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             159,521             158,332               9,747               9,572
   Minimum unit fair value #*.........  $         18.60192  $         16.14094  $          9.30747  $         15.82951
   Maximum unit fair value #*.........  $         54.67091  $         18.94203  $         19.14660  $         19.46739
   Contract liablility................  $        4,289,199  $        2,691,499  $          160,410  $          155,448

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                                                LORD ABBETT         LORD ABBETT         LORD ABBETT
                                            LORD ABBETT         DEVELOPING         INTERNATIONAL           VALUE
                                         TOTAL RETURN FUND      GROWTH FUND      CORE EQUITY FUND   OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             503,728              60,486              22,702             207,588
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        5,291,773  $        1,284,650  $          295,780  $        4,017,483
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        5,168,255  $        1,085,667  $          264,251  $        4,015,278
   Due from Sponsor Company...........                 401                  --                  74                 738
   Receivable from fund shares sold...                  --               4,108                  --                  --
   Other assets.......................                 762                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           5,169,418           1,089,777             264,325           4,016,016
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --               4,145                  --                  --
   Payable for fund shares purchased..                 430                  --                  96                 813
   Other liabilities..................                  --                   3                   1                   7
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 430               4,148                  97                 820
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        5,168,988  $        1,085,629  $          264,228  $        4,015,196
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             325,094              62,731              29,097             215,247
   Minimum unit fair value #*.........  $         14.39407  $         16.73292  $          8.05890  $         13.42824
   Maximum unit fair value #*.........  $         16.20997  $         21.46442  $         10.81053  $         21.57143
   Contract liablility................  $        5,168,988  $        1,085,629  $          264,228  $        4,015,196

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --



                                            CLEARBRIDGE         BMO MID-CAP
                                            VALUE TRUST         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               3,986               71,050
                                        ==================  ===================
     Cost.............................  $          281,213  $           932,708
                                        ==================  ===================
     Maket Value......................  $          323,639  $           812,099
   Due from Sponsor Company...........                  --                   17
   Receivable from fund shares sold...                  40                   --
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................             323,679              812,116
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  73                   --
   Payable for fund shares purchased..                  --                   54
   Other liabilities..................                   5                    6
                                        ------------------  -------------------
   Total liabilities..................                  78                   60
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          323,601  $           812,056
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              16,984               46,612
   Minimum unit fair value #*.........  $         10.30517  $          16.50535
   Maximum unit fair value #*.........  $         81.20000  $          21.28239
   Contract liablility................  $          323,601  $           812,056

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-52

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-53

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                            MASSMUTUAL        MFS(R) EMERGING      MASSACHUSETTS
                                          RETIRESMART(SM)         MARKETS        INVESTORS GROWTH        MFS HIGH
                                             2010 FUND           DEBT FUND          STOCK FUND          INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               4,689              33,761             123,344             360,321
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           52,807  $          501,393  $        2,765,245  $        1,268,077
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           52,895  $          486,835  $        2,834,089  $        1,225,091
   Due from Sponsor Company...........                  --                  26                 237                 277
   Receivable from fund shares sold...                   9                  --                  --                  --
   Other assets.......................                  --                  10                   2                  37
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              52,904             486,871           2,834,328           1,225,405
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  31                  --                  --                  --
   Payable for fund shares purchased..                  --                  53                 267                 314
   Other liabilities..................                   1                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  32                  53                 268                 314
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           52,872  $          486,818  $        2,834,060  $        1,225,091
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               5,141              35,152             154,073              88,729
   Minimum unit fair value #*.........  $         10.16272  $         13.49708  $         10.16907  $         10.73143
   Maximum unit fair value #*.........  $         10.37093  $         14.20781  $         22.09358  $         24.35285
   Contract liablility................  $           52,872  $          486,818  $        2,834,060  $        1,225,091

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                MFS
                                           INTERNATIONAL
                                                NEW             MFS MID CAP           MFS NEW          MFS RESEARCH
                                          DISCOVERY FUND        GROWTH FUND       DISCOVERY FUND    INTERNATIONAL FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              12,711              35,966              88,643             221,960
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          324,977  $          407,377  $        2,032,146  $        3,543,362
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          343,697  $          497,051  $        2,116,806  $        3,347,151
   Due from Sponsor Company...........                  --                  --               2,072               3,411
   Receivable from fund shares sold...                  95                  23                  --                  --
   Other assets.......................                   1                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             343,793             497,074           2,118,880           3,350,562
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 119                  51                  --                  --
   Payable for fund shares purchased..                  --                  --               2,112               3,436
   Other liabilities..................                   1                   2                   8                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 120                  53               2,120               3,439
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          343,673  $          497,021  $        2,116,760  $        3,347,123
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              13,249              34,835             150,370             376,011
   Minimum unit fair value #*.........  $         15.11694  $         11.87929  $         13.12460  $          8.55415
   Maximum unit fair value #*.........  $         27.04000  $         15.99834  $         14.12669  $          9.24840
   Contract liablility................  $          343,673  $          497,021  $        2,116,760  $        3,347,123

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --



                                             MFS TOTAL              MFS
                                            RETURN FUND       UTILITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             163,612              261,372
                                        ==================  ===================
     Cost.............................  $        2,697,705  $         5,194,270
                                        ==================  ===================
     Maket Value......................  $        2,953,198  $         4,721,572
   Due from Sponsor Company...........                 103                1,869
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   1                    1
                                        ------------------  -------------------
   Total assets.......................           2,953,302            4,723,442
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                 131                1,921
   Other liabilities..................                   2                    5
                                        ------------------  -------------------
   Total liabilities..................                 133                1,926
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        2,953,169  $         4,721,516
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             190,312              331,380
   Minimum unit fair value #*.........  $         14.20726  $           9.83512
   Maximum unit fair value #*.........  $         17.20669  $          39.19242
   Contract liablility................  $        2,953,169  $         4,721,516

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-54

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-55

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                        MFS                 MFS
                                                MFS              MFS TOTAL         MASSACHUSETTS       INTERNATIONAL
                                            VALUE FUND       RETURN BOND FUND     INVESTORS TRUST       GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             266,992             159,487              46,377               6,603
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        8,200,133  $        1,707,926  $        1,182,700  $          171,735
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        9,599,373  $        1,685,773  $        1,285,574  $          171,468
   Due from Sponsor Company...........               7,141               1,879               1,016               3,685
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                  --                  10                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           9,606,514           1,687,662           1,286,590             175,154
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..               7,166               1,902               1,045               3,695
   Other liabilities..................                   8                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               7,174               1,902               1,046               3,695
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        9,599,340  $        1,685,760  $        1,285,544  $          171,459
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             579,895             112,802              40,369              13,080
   Minimum unit fair value #*.........  $         12.29444  $         13.90459  $         30.66655  $         13.06997
   Maximum unit fair value #*.........  $         28.23972  $         15.37992  $         33.81474  $         13.25010
   Contract liablility................  $        9,599,340  $        1,685,760  $        1,285,544  $          171,459

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                    MFS                 MFS
                                             MFS CORE           GOVERNMENT         INTERNATIONAL            MFS
                                            EQUITY FUND       SECURITIES FUND       VALUE FUND        TECHNOLOGY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              95,599             432,902             323,489               3,840
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,648,104  $        4,413,712  $       10,703,328  $           71,330
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        2,540,008  $        4,251,095  $       11,221,849  $          105,551
   Due from Sponsor Company...........                  --               1,734               3,997                  --
   Receivable from fund shares sold...                  53                  --                  --                  16
   Other assets.......................                  --                  24                   4                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           2,540,061           4,252,853          11,225,850             105,569
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  83                  --                  --                  26
   Payable for fund shares purchased..                  --               1,754               4,053                  --
   Other liabilities..................                   8                   2                   4                   4
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  91               1,756               4,057                  30
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        2,539,970  $        4,251,097  $       11,221,793  $          105,539
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             204,742             340,010             383,623               2,455
   Minimum unit fair value #*.........  $         12.14053  $          9.82000  $         26.56122  $         41.44110
   Maximum unit fair value #*.........  $         25.36845  $         12.94956  $         34.69000  $         43.09303
   Contract liablility................  $        2,539,970  $        4,251,097  $       11,221,793  $          105,539

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             MFS CORE               MFS
                                           EQUITY SERIES     UTILITIES SERIES
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................                 651                8,713
                                        ==================  ===================
     Cost.............................  $           15,060  $           246,517
                                        ==================  ===================
     Maket Value......................  $           14,110  $           233,600
   Due from Sponsor Company...........                  20                  100
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................              14,131              233,700
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                  22                  107
   Other liabilities..................                   1                    1
                                        ------------------  -------------------
   Total liabilities..................                  23                  108
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           14,108  $           233,592
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,340               11,728
   Minimum unit fair value #*.........  $         10.53076  $          17.83376
   Maximum unit fair value #*.........  $         10.53076  $          20.00625
   Contract liablility................  $           14,108  $           233,592

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-56

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-57

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                     BLACKROCK
                                                                    MFS               GLOBAL             BLACKROCK
                                                MFS             HIGH YIELD          ALLOCATION           LARGE CAP
                                            GROWTH FUND          PORTFOLIO          FUND, INC.           CORE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,414              23,665             516,874               3,540
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          144,182  $          144,282  $        9,998,461  $           47,080
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          169,940  $          136,784  $        9,396,775  $           64,038
   Due from Sponsor Company...........                  --                  --               3,733                 275
   Receivable from fund shares sold...                  41                  --                  --                  --
   Other assets.......................                   1                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             169,982             136,784           9,400,508              64,313
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  50                   8                  --                  --
   Payable for fund shares purchased..                  --                  --               3,741                 299
   Other liabilities..................                   1                   3                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  51                  11               3,742                 301
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          169,931  $          136,773  $        9,396,766  $           64,012
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              10,012              11,889             647,750               4,219
   Minimum unit fair value #*.........  $         16.85687  $         11.50429  $         12.97886  $         13.59318
   Maximum unit fair value #*.........  $         17.42252  $         11.50429  $         16.77490  $         16.81026
   Contract liablility................  $          169,931  $          136,773  $        9,396,766  $           64,012

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             BLACKROCK                                                   BLACKROCK
                                               VALUE             BLACKROCK           BLACKROCK         INTERNATIONAL
                                           OPPORTUNITIES         SMALL CAP         MID CAP VALUE       OPPORTUNITIES
                                            FUND, INC.        GROWTH FUND II    OPPORTUNITIES FUND       PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               2,327              64,103              99,634              39,679
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           54,807  $          808,391  $        1,942,273  $        1,267,924
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           78,512  $          817,960  $        1,991,688  $        1,160,622
   Due from Sponsor Company...........                  --                 112               1,149                  --
   Receivable from fund shares sold...                   2                  --                  --                  33
   Other assets.......................                   1                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              78,515             818,072           1,992,837           1,160,655
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  10                  --                  --                  63
   Payable for fund shares purchased..                  --                 152               1,165                  --
   Other liabilities..................                  --                   5                   7                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  10                 157               1,172                  66
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           78,505  $          817,915  $        1,991,665  $        1,160,589
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               4,482              46,993             105,965              93,757
   Minimum unit fair value #*.........  $         17.51467  $         15.97260  $         16.49222  $         11.74350
   Maximum unit fair value #*.........  $         17.51467  $         20.09478  $         21.83255  $         12.79258
   Contract liablility................  $           78,505  $          817,915  $        1,991,665  $        1,160,589

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             BLACKROCK        VICTORY MUNDER
                                          MID CAP GROWTH       MID-CAP CORE
                                         EQUITY PORTFOLIO       GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              18,143               92,521
                                        ==================  ===================
     Cost.............................  $          236,866  $         3,109,958
                                        ==================  ===================
     Maket Value......................  $          274,869  $         3,193,965
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  41                4,664
   Other assets.......................                  --                    1
                                        ------------------  -------------------
   Total assets.......................             274,910            3,198,630
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  70                4,693
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   7                   --
                                        ------------------  -------------------
   Total liabilities..................                  77                4,693
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          274,833  $         3,193,937
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              17,284              149,229
   Minimum unit fair value #*.........  $         15.64103  $          19.28870
   Maximum unit fair value #*.........  $         16.29995  $          48.98804
   Contract liablility................  $          274,833  $         3,193,937

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-58

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-59

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                             NEUBERGER          NUVEEN NWQ          THE OAKMARK         THE OAKMARK
                                          BERMAN SOCIALLY      INTERNATIONAL       INTERNATIONAL        EQUITY AND
                                          RESPONSIVE FUND       VALUE FUND        SMALL CAP FUND        INCOME FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (15)       SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              74,258               1,595              29,047             403,843
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,454,966  $           35,503  $          483,149  $       11,857,321
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        1,437,261  $           35,639  $          424,080  $       12,284,899
   Due from Sponsor Company...........               5,649                  68                  --                  --
   Receivable from fund shares sold...                  --                  --                  48               4,629
   Other assets.......................                  --                   2                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,442,910              35,709             424,128          12,289,530
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  48               4,629
   Payable for fund shares purchased..               5,702                  83                  --                  --
   Other liabilities..................                   4                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               5,706                  83                  49               4,629
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,437,204  $           35,626  $          424,079  $       12,284,901
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              62,555               3,825              11,643             731,884
   Minimum unit fair value #*.........  $         19.49000  $          9.17766  $         36.42204  $         16.78532
   Maximum unit fair value #*.........  $         34.77592  $          9.59185  $         36.42204  $         16.78532
   Contract liablility................  $        1,437,204  $           35,626  $          424,079  $       12,284,901

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            OPPENHEIMER                             OPPENHEIMER         OPPENHEIMER
                                              CAPITAL           OPPENHEIMER           GLOBAL           INTERNATIONAL
                                         APPRECIATION FUND      GLOBAL FUND     OPPORTUNITIES FUND      GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (16)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              16,230              64,796                 116             107,995
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          937,976  $        4,696,547  $            5,864  $        3,841,055
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          818,985  $        4,841,564  $            5,347  $        3,767,934
   Due from Sponsor Company...........                  20                 948                  --                  --
   Receivable from fund shares sold...                  --                  --                  --               2,811
   Other assets.......................                   2                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             819,007           4,842,512               5,347           3,770,746
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                   7               2,864
   Payable for fund shares purchased..                  46                 967                  --                  --
   Other liabilities..................                  --                   6                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  46                 973                   8               2,864
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          818,961  $        4,841,539  $            5,339  $        3,767,882
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              63,544             216,730                 446             300,161
   Minimum unit fair value #*.........  $         11.69472  $         12.45056  $         11.96890  $         10.96416
   Maximum unit fair value #*.........  $         18.33771  $        122.80388  $         11.96890  $         34.89000
   Contract liablility................  $          818,961  $        4,841,539  $            5,339  $        3,767,882

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                OPPENHEIMER
                                            OPPENHEIMER      GLOBAL STRATEGIC
                                         MAIN STREET FUND       INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               5,272              223,229
                                        ==================  ===================
     Cost.............................  $          239,200  $           893,693
                                        ==================  ===================
     Maket Value......................  $          247,662  $           865,635
   Due from Sponsor Company...........                  --                1,311
   Receivable from fund shares sold...                   6                   --
   Other assets.......................                   1                  502
                                        ------------------  -------------------
   Total assets.......................             247,669              867,448
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  37                   --
   Payable for fund shares purchased..                  --                1,337
   Other liabilities..................                   5                    1
                                        ------------------  -------------------
   Total liabilities..................                  42                1,338
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          247,627  $           866,110
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              15,888               60,905
   Minimum unit fair value #*.........  $         15.15382  $          13.66566
   Maximum unit fair value #*.........  $         16.52190  $          14.82185
   Contract liablility................  $          247,627  $           866,110

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(15) Formerly Nuveen Tradewinds International Value Fund. Change effective August 1, 2016

(16)  Funded as of September 28, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-60

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-61

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                            OPPENHEIMER         OPPENHEIMER                             OPPENHEIMER
                                            MAIN STREET         DEVELOPING          OPPENHEIMER           CAPITAL
                                           MID CAP FUND        MARKETS FUND         EQUITY FUND         INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             104,275             160,895              20,198                  89
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,561,549  $        5,469,383  $          219,519  $              861
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        2,770,588  $        5,191,368  $          253,687  $              877
   Due from Sponsor Company...........                  --                  --                   3                  --
   Receivable from fund shares sold...                  26               2,188                  --                  --
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           2,770,614           5,193,556             253,690                 877
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  70               2,214                  --                   9
   Payable for fund shares purchased..                  --                  --                  22                  --
   Other liabilities..................                  10                   2                   5                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  80               2,216                  27                  11
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        2,770,534  $        5,191,340  $          253,663  $              866
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             168,558             262,308              14,692                  89
   Minimum unit fair value #*.........  $         15.03331  $         11.68849  $         13.90649  $          9.74594
   Maximum unit fair value #*.........  $         18.68983  $         71.55042  $         17.59100  $          9.74594
   Contract liablility................  $        2,770,534  $        5,191,340  $          253,663  $              866

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            OPPENHEIMER         OPPENHEIMER         OPPENHEIMER         OPPENHEIMER
                                           INTERNATIONAL          MID CAP           MAIN STREET       GOLD & SPECIAL
                                             BOND FUND          VALUE FUND        SELECT FUND(R)       MINERALS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             783,152              11,267              63,860             119,834
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        4,746,371  $          455,566  $        1,001,542  $        2,248,727
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        4,393,485  $          607,982  $        1,128,401  $        1,737,596
   Due from Sponsor Company...........               5,191                  11                 891               1,162
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                 158                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           4,398,834             607,994           1,129,292           1,738,758
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..               5,228                  44                 917               1,183
   Other liabilities..................                  --                   3                   4                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               5,228                  47                 921               1,186
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        4,393,606  $          607,947  $        1,128,371  $        1,737,572
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             318,523              37,628              70,580             226,474
   Minimum unit fair value #*.........  $         12.29796  $         13.40299  $         13.83167  $          5.49174
   Maximum unit fair value #*.........  $         15.22119  $         18.23663  $         17.70789  $          9.77964
   Contract liablility................  $        4,393,606  $          607,947  $        1,128,371  $        1,737,572

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                OPPENHEIMER
                                            OPPENHEIMER           EQUITY
                                         REAL ESTATE FUND       INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              71,144               12,808
                                        ==================  ===================
     Cost.............................  $        1,868,470  $           374,285
                                        ==================  ===================
     Maket Value......................  $        1,775,748  $           379,895
   Due from Sponsor Company...........                  43                   --
   Receivable from fund shares sold...                  --                   23
   Other assets.......................                   1                    3
                                        ------------------  -------------------
   Total assets.......................           1,775,792              379,921
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   32
   Payable for fund shares purchased..                  69                   --
   Other liabilities..................                   6                    3
                                        ------------------  -------------------
   Total liabilities..................                  75                   35
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,775,717  $           379,886
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             120,871               23,035
   Minimum unit fair value #*.........  $         13.64705  $          15.99786
   Maximum unit fair value #*.........  $         15.47635  $          16.60458
   Contract liablility................  $        1,775,717  $           379,886

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-62

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-63

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                            OPPENHEIMER         OPPENHEIMER           PUTNAM
                                           INTERNATIONAL          RISING              GLOBAL             PUTNAM VT
                                         DIVERSIFIED FUND     DIVIDENDS FUND        EQUITY FUND       HIGH YIELD FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               6,924                 529               3,110              60,798
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           96,840  $           10,201  $           43,671  $          412,865
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           95,963  $            9,642  $           47,559  $          391,539
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  18                  --                  --                  --
   Other assets.......................                   4                   1                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              95,985               9,643              47,561             391,539
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  33                   4                   6                   7
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   4                  --                   4                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  37                   4                  10                   8
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           95,948  $            9,639  $           47,551  $          391,531
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               7,158                 720               3,565              21,944
   Minimum unit fair value #*.........  $         13.20531  $         13.37088  $         13.33920  $         17.84221
   Maximum unit fair value #*.........  $         13.70618  $         13.58376  $         13.33920  $         17.84221
   Contract liablility................  $           95,948  $            9,639  $           47,551  $          391,531

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             PUTNAM VT           PUTNAM VT           PUTNAM VT            PIONEER
                                           INTERNATIONAL         MULTI-CAP           SMALL CAP          DISCIPLINED
                                            GROWTH FUND         GROWTH FUND         VALUE FUND          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               7,184              11,334              20,619               6,894
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          138,259  $          303,781  $          286,675  $          117,505
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          126,014  $          370,405  $          324,745  $          104,378
   Due from Sponsor Company...........                  15                  95                  41                  67
   Receivable from fund shares sold...                  --                  --                  --                  --
   Other assets.......................                   1                  --                   3                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             126,030             370,500             324,789             104,445
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --                  --
   Payable for fund shares purchased..                  22                 102                  47                  95
   Other liabilities..................                   1                   2                   2                   5
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  23                 104                  49                 100
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          126,007  $          370,396  $          324,740  $          104,345
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,283              18,037              12,182               6,170
   Minimum unit fair value #*.........  $         11.16745  $         20.52391  $         17.50819  $         16.77084
   Maximum unit fair value #*.........  $         11.16745  $         21.24095  $         17.50819  $         17.47381
   Contract liablility................  $          126,006  $          370,394  $          213,287  $          104,345

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --               6,366                  --
   Minimum unit fair value #*.........                  --                  --  $         17.50754                  --
   Maximum unit fair value #*.........                  --                  --  $         17.50754                  --
   Contract liablility................  $                1  $                2  $          111,453                  --


                                         PIONEER EMERGING     PIONEER EQUITY
                                           MARKETS FUND         INCOME FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (17)
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              65,110                   77
                                        ==================  ===================
     Cost.............................  $        1,314,810  $             2,502
                                        ==================  ===================
     Maket Value......................  $        1,048,267  $             2,518
   Due from Sponsor Company...........                 228                   --
   Receivable from fund shares sold...                  --                    5
   Other assets.......................                  --                    1
                                        ------------------  -------------------
   Total assets.......................           1,048,495                2,524
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   10
   Payable for fund shares purchased..                 263                   --
   Other liabilities..................                   5                   --
                                        ------------------  -------------------
   Total liabilities..................                 268                   10
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,048,227  $             2,514
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             169,064                   76
   Minimum unit fair value #*.........  $          5.84352  $          33.12230
   Maximum unit fair value #*.........  $          6.69711  $          33.12230
   Contract liablility................  $        1,048,227  $             2,514

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(17)  Funded as of January 12, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-64

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-65

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                              PIONEER            ALLIANZGI           ALLIANZGI           ALLIANZGI
                                            FUNDAMENTAL      NFJ INTERNATIONAL     NFJ SMALL-CAP       NFJ DIVIDEND
                                            GROWTH FUND         VALUE FUND          VALUE FUND          VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 743               2,675              82,478             345,218
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           14,071  $           55,144  $        2,174,781  $        5,009,480
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           14,266  $           43,729  $        1,957,211  $        5,775,504
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                   3                   5                 143              47,186
   Other assets.......................                  --                   2                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              14,269              43,736           1,957,354           5,822,691
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  24                  20                 163              47,191
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   2                   1                   4                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  26                  21                 167              47,193
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           14,243  $           43,715  $        1,957,187  $        5,775,498
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 932               5,111             109,126             418,411
   Minimum unit fair value #*.........  $         15.22200  $          8.46498  $         17.12653  $         13.36621
   Maximum unit fair value #*.........  $         15.58700  $          8.56522  $         18.51544  $         14.26376
   Contract liablility................  $           14,243  $           43,715  $        1,957,187  $        5,775,498

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                           AMG MANAGERS            PIMCO
                                              CADENCE        EMERGING MARKETS                             PIONEER
                                           MID CAP FUND          BOND FUND         PIONEER FUND       HIGH YIELD FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 951              67,581              22,011             194,431
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           24,236  $          712,875  $          764,507  $        1,880,870
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           25,613  $          683,244  $          636,106  $        1,847,099
   Due from Sponsor Company...........                  --                  46               1,520                  --
   Receivable from fund shares sold...                  22                  --                  --                  97
   Other assets.......................                  --                  24                  --                  38
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              25,635             683,314             637,626           1,847,234
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  39                  --                  --                 143
   Payable for fund shares purchased..                  --                  82               1,540                  --
   Other liabilities..................                   3                  --                   3                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  42                  82               1,543                 145
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           25,593  $          683,232  $          636,083  $        1,847,089
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,772              42,875              39,349             112,342
   Minimum unit fair value #*.........  $         14.04084  $         14.81477  $         13.86266  $         14.83473
   Maximum unit fair value #*.........  $         16.79268  $         17.45793  $         16.91701  $         18.22101
   Contract liablility................  $           25,593  $          683,232  $          636,083  $        1,847,089

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              PIONEER             PIONEER
                                             STRATEGIC            MID CAP
                                            INCOME FUND         VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             411,173               46,039
                                        ==================  ===================
     Cost.............................  $        4,422,137  $         1,076,353
                                        ==================  ===================
     Maket Value......................  $        4,366,659  $         1,118,280
   Due from Sponsor Company...........               1,793                   --
   Receivable from fund shares sold...                  --                   90
   Other assets.......................                  62                    1
                                        ------------------  -------------------
   Total assets.......................           4,368,514            1,118,371
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  134
   Payable for fund shares purchased..               1,836                   --
   Other liabilities..................                   2                    5
                                        ------------------  -------------------
   Total liabilities..................               1,838                  139
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        4,366,676  $         1,118,232
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             258,891               72,372
   Minimum unit fair value #*.........  $         10.62000  $          14.02895
   Maximum unit fair value #*.........  $         17.32631  $          18.46848
   Contract liablility................  $        4,366,676  $         1,118,232

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-66

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-67

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                              PIONEER                                 PUTNAM              PUTNAM
                                          SELECT MID CAP        PIMCO TOTAL           EQUITY            HIGH YIELD
                                            GROWTH FUND       RETURN III FUND       INCOME FUND       ADVANTAGE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              17,908              25,570              32,340             221,314
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          614,959  $          243,719  $          650,959  $        1,288,018
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          628,389  $          228,088  $          690,461  $        1,294,686
   Due from Sponsor Company...........                  --                  --                  --               1,122
   Receivable from fund shares sold...                  36                  13                  72                  --
   Other assets.......................                   1                   6                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             628,426             228,107             690,533           1,295,809
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  54                  34                 106                  --
   Payable for fund shares purchased..                  --                  --                  --               1,148
   Other liabilities..................                   2                  --                   8                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  56                  34                 114               1,149
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          628,370  $          228,073  $          690,419  $        1,294,660
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              30,138              20,958              38,050              74,203
   Minimum unit fair value #*.........  $         20.32224  $         10.67836  $         16.48700  $         16.21644
   Maximum unit fair value #*.........  $         21.47872  $         11.00122  $         21.69218  $         18.79305
   Contract liablility................  $          628,370  $          228,073  $          690,419  $        1,294,660

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                      PUTNAM
                                              PUTNAM              PUTNAM           INTERNATIONAL          PUTNAM
                                           INTERNATIONAL         MULTI-CAP            CAPITAL            SMALL CAP
                                            EQUITY FUND         GROWTH FUND     OPPORTUNITIES FUND      GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              19,204                  71               6,435               8,373
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          373,194  $            5,011  $          219,844  $          226,244
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          398,668  $            5,144  $          207,838  $          262,898
   Due from Sponsor Company...........                  --                  --                  18                  11
   Receivable from fund shares sold...                  40                  --                  --                  --
   Other assets.......................                  --                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             398,708               5,144             207,858             262,909
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  47                  10                  --                  --
   Payable for fund shares purchased..                  --                   6                  49                  33
   Other liabilities..................                   1                   4                  --                   6
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  48                  20                  49                  39
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          398,660  $            5,124  $          207,809  $          262,870
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              23,326                 304              23,841              15,288
   Minimum unit fair value #*.........  $         10.52491  $         16.25423  $          8.33402  $         13.91483
   Maximum unit fair value #*.........  $         17.31265  $         19.01832  $          9.39771  $         17.47256
   Contract liablility................  $          398,660  $            5,124  $          207,809  $          262,870

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                                                   ROYCE
                                               ROYCE         SMALLER-COMPANIES
                                         TOTAL RETURN FUND      GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              67,840               47,211
                                        ==================  ===================
     Cost.............................  $          683,300  $           632,004
                                        ==================  ===================
     Maket Value......................  $          615,311  $           519,797
   Due from Sponsor Company...........               2,041                   --
   Receivable from fund shares sold...                  --                   64
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................             617,353              519,861
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   90
   Payable for fund shares purchased..               2,076                   --
   Other liabilities..................                   7                    3
                                        ------------------  -------------------
   Total liabilities..................               2,083                   93
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          615,270  $           519,768
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              18,009               26,790
   Minimum unit fair value #*.........  $         32.87647  $          11.01000
   Maximum unit fair value #*.........  $         35.82907  $          21.67660
   Contract liablility................  $          615,270  $           519,768

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-68

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-69

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                        RIDGEWORTH
                                               ROYCE             COLUMBIA            COLUMBIA             CEREDEX
                                             SMALL-CAP      DIVERSIFIED EQUITY     SMALL/MID CAP      SMALL CAP VALUE
                                            VALUE FUND          INCOME FUND         VALUE FUND          EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (19)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              45,831               8,365              26,602             120,913
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          382,843  $          100,177  $          236,322  $        1,593,468
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          317,606  $          111,425  $          262,298  $        1,502,949
   Due from Sponsor Company...........                  --                  --                  --                 505
   Receivable from fund shares sold...                  44                  13                  61                  --
   Other assets.......................                  --                   1                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             317,650             111,439             262,359           1,503,455
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  72                  28                  83                  --
   Payable for fund shares purchased..                  --                  --                  --                 531
   Other liabilities..................                   6                   1                   3                  10
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  78                  29                  86                 541
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          317,572  $          111,410  $          262,273  $        1,502,914
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              11,327               7,668              18,082              38,435
   Minimum unit fair value #*.........  $         27.38962  $         13.91234  $         14.29772  $         37.69831
   Maximum unit fair value #*.........  $         29.38696  $         14.95582  $         15.40280  $         41.56845
   Contract liablility................  $          317,572  $          111,410  $          262,273  $        1,502,914

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            RIDGEWORTH                              RIDGEWORTH
                                              CEREDEX           RIDGEWORTH            CEREDEX            DEUTSCHE
                                           MID-CAP VALUE     SEIX TOTAL RETURN    LARGE CAP VALUE       REAL ESTATE
                                            EQUITY FUND          BOND FUND          EQUITY FUND       SECURITIES FUND
                                         SUB-ACCOUNT (20)       SUB-ACCOUNT      SUB-ACCOUNT (21)       SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              90,863              13,201              16,434                 779
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,141,586  $          147,355  $          242,667  $           16,238
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        1,239,367  $          141,778  $          270,007  $           15,664
   Due from Sponsor Company...........                  --                  --              11,294                  --
   Receivable from fund shares sold...                  85                  11                  --                  --
   Other assets.......................                  --                   5                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,239,452             141,794             281,301              15,664
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 129                  32                  --                   1
   Payable for fund shares purchased..                  --                  --              11,295                  --
   Other liabilities..................                   8                  --                   3                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 137                  32              11,298                   2
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,239,315  $          141,762  $          270,003  $           15,662
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              30,543              11,823              15,661                 869
   Minimum unit fair value #*.........  $         39.25927  $         11.59352  $         16.55400  $         18.01995
   Maximum unit fair value #*.........  $         41.63032  $         12.07942  $         17.30097  $         18.01995
   Contract liablility................  $        1,239,315  $          141,762  $          270,003  $           15,662

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             DEUTSCHE            DEUTSCHE
                                              EQUITY              CAPITAL
                                           DIVIDEND FUND        GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               3,934                   85
                                        ==================  ===================
     Cost.............................  $          166,789  $             6,019
                                        ==================  ===================
     Maket Value......................  $          192,949  $             5,682
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  12                    1
   Other assets.......................                   2                   --
                                        ------------------  -------------------
   Total assets.......................             192,963                5,683
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  38                   11
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   5                   --
                                        ------------------  -------------------
   Total liabilities..................                  43                   11
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          192,920  $             5,672
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              15,513                  192
   Minimum unit fair value #*.........  $         10.69142  $          29.47654
   Maximum unit fair value #*.........  $         13.65688  $          29.47654
   Contract liablility................  $          192,920  $             5,672

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(19) Formerly RidgeWorth Small Cap Value Equity Fund. Change effective August 1, 2016

(20) Formerly RidgeWorth Mid-Cap Value Equity Fund. Change effective August 1, 2016

(21) Formerly RidgeWorth Large Cap Value Equity Fund. Change effective August 1, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-70

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-71

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                             DEUTSCHE
                                             ENHANCED                                                    DEUTSCHE
                                         EMERGING MARKETS      SSGA S&P 500          DEUTSCHE             GLOBAL
                                           FIXED INCOME         INDEX FUND        CORE EQUITY VIP       GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               3,982              57,882               6,629               4,554
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           38,884  $        1,675,303  $           73,224  $          118,475
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           36,359  $        1,888,127  $           87,236  $          128,324
   Due from Sponsor Company...........                 105                  --                  --                  --
   Receivable from fund shares sold...                  --                 195                  --                  35
   Other assets.......................                   1                  --                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              36,465           1,888,322              87,236             128,361
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 211                   5                  47
   Payable for fund shares purchased..                 121                  --                  --                  --
   Other liabilities..................                   3                   2                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 124                 213                   6                  47
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           36,341  $        1,888,109  $           87,230  $          128,314
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               2,436              87,026               4,440              11,650
   Minimum unit fair value #*.........  $         14.76922  $         19.82858  $         19.64613  $          9.19940
   Maximum unit fair value #*.........  $         15.66139  $         32.62000  $         19.64613  $         12.56764
   Contract liablility................  $           36,341  $        1,888,109  $           87,230  $          128,314

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                      SELECT
                                                             MASSMUTUAL SELECT    T. ROWE PRICE/          SELECT
                                              SELECT           TOTAL RETURN         FRONTIER MC      WESTERN STRATEGIC
                                           OVERSEAS FUND         BOND FUND          GR II FUND           BOND FUND
                                         SUB-ACCOUNT (22)    SUB-ACCOUNT (23)    SUB-ACCOUNT (24)    SUB-ACCOUNT (25)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               8,078              25,351                 600              14,354
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           56,383  $          262,361  $           10,090  $          148,908
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           61,234  $          246,668  $            9,665  $          144,112
   Due from Sponsor Company...........                  --               1,114                  --                  --
   Receivable from fund shares sold...                   1                  --                   6                   7
   Other assets.......................                   1                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              61,236             247,783               9,671             144,119
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   7                  --                  14                   7
   Payable for fund shares purchased..                  --               1,130                  --                  --
   Other liabilities..................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   7               1,130                  14                   7
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           61,229  $          246,653  $            9,657  $          144,112
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               6,863              24,085                 797              14,354
   Minimum unit fair value #*.........  $          8.92128  $         10.04536  $         12.06951  $         10.04000
   Maximum unit fair value #*.........  $          8.92128  $         10.24527  $         12.13308  $         10.04000
   Contract liablility................  $           61,229  $          246,653  $            9,657  $          144,112

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                                                CLEARBRIDGE
                                            CLEARBRIDGE         AGGRESSIVE
                                         APPRECIATION FUND      GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              18,177                  412
                                        ==================  ===================
     Cost.............................  $          363,273  $            77,023
                                        ==================  ===================
     Maket Value......................  $          381,172  $            78,078
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                   9                    5
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................             381,181               78,083
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  34                   43
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   3                    7
                                        ------------------  -------------------
   Total liabilities..................                  37                   50
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          381,144  $            78,033
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              22,317                4,439
   Minimum unit fair value #*.........  $         16.61633  $          16.58213
   Maximum unit fair value #*.........  $         17.36591  $          19.03754
   Contract liablility................  $          381,144  $            78,033

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(22)  Funded as of February 22, 2016

(23)  Funded as of February 9, 2016

(24)  Funded as of March 9, 2016

(25)  Funded as of June 3, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-72

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-73

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                            CLEARBRIDGE                             CLEARBRIDGE          THORNBURG
                                              ALL CAP           CLEARBRIDGE          SMALL CAP         INTERNATIONAL
                                            VALUE FUND         MID CAP FUND         GROWTH FUND         VALUE FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (26)       SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               1,517              29,627              25,289             128,895
                                        ==================  ==================  ==================  ==================
     Cost.............................  $           23,955  $          815,771  $          621,887  $        3,353,645
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $           21,688  $          937,384  $          690,820  $        2,966,619
   Due from Sponsor Company...........                  --               1,713                  --                 292
   Receivable from fund shares sold...                   4                  --                 514                  --
   Other assets.......................                   3                   4                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................              21,695             939,101             691,334           2,966,912
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  19                  --                 564                  --
   Payable for fund shares purchased..                  --               1,746                  --                 364
   Other liabilities..................                   2                   4                   6                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  21               1,750                 570                 366
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $           21,674  $          937,351  $          690,764  $        2,966,546
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               1,339              25,961              37,461             233,356
   Minimum unit fair value #*.........  $         14.28193  $         34.18436  $         15.25176  $          9.09404
   Maximum unit fair value #*.........  $         16.19770  $         36.67625  $         21.64147  $         20.93594
   Contract liablility................  $           21,674  $          937,351  $          690,764  $        2,966,546

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                                   TIMOTHY PLAN        T. ROWE PRICE
                                             THORNBURG           THORNBURG         LARGE/MID CAP          GROWTH
                                            VALUE FUND       CORE GROWTH FUND       VALUE FUND       STOCK FUND, INC.
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              26,518              24,500              15,469             146,064
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,024,703  $          531,595  $          265,258  $        6,707,320
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        1,458,907  $          670,213  $          269,628  $        7,409,851
   Due from Sponsor Company...........                  --                  --               3,713               3,828
   Receivable from fund shares sold...                 152                  97                  --                  --
   Other assets.......................                  --                   2                   1                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,459,059             670,312             273,342           7,413,681
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 200                 163                  --                  --
   Payable for fund shares purchased..                  --                  --               3,750               3,835
   Other liabilities..................                   4                   4                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 204                 167               3,750               3,835
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,458,855  $          670,145  $          269,592  $        7,409,846
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              68,110              40,722              13,227             419,429
   Minimum unit fair value #*.........  $         13.35002  $         12.55133  $         19.62928  $         16.96298
   Maximum unit fair value #*.........  $         32.99906  $         31.76106  $         21.38170  $         50.73000
   Contract liablility................  $        1,458,855  $          670,145  $          269,592  $        7,409,846

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                           T. ROWE PRICE       T. ROWE PRICE
                                              EQUITY          RETIREMENT 2010
                                            INCOME FUND            FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              44,696               80,582
                                        ==================  ===================
     Cost.............................  $        1,307,515  $         1,350,139
                                        ==================  ===================
     Maket Value......................  $        1,401,218  $         1,385,208
   Due from Sponsor Company...........                 323                   --
   Receivable from fund shares sold...                  --                  212
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................           1,401,541            1,385,420
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  235
   Payable for fund shares purchased..                 345                   --
   Other liabilities..................                   5                    3
                                        ------------------  -------------------
   Total liabilities..................                 350                  238
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        1,401,191  $         1,385,182
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              96,677              101,616
   Minimum unit fair value #*.........  $         13.64162  $          13.13024
   Maximum unit fair value #*.........  $         31.35000  $          14.63239
   Contract liablility................  $        1,401,191  $         1,385,182

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(26)  Formerly ClearBridge Mid Cap Core Fund. Change effective January 4,
      2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-74

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-75

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                           T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE
                                          RETIREMENT 2020     RETIREMENT 2030     RETIREMENT 2040     RETIREMENT 2050
                                               FUND                FUND                FUND                FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             535,630             462,636             248,368             206,594
                                        ==================  ==================  ==================  ==================
     Cost.............................  $       10,193,920  $        9,749,709  $        5,348,264  $        2,491,939
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $       10,771,523  $       10,265,904  $        5,685,146  $        2,673,328
   Due from Sponsor Company...........                  --              43,418                  --                  --
   Receivable from fund shares sold...              28,418                  --                  24               1,072
   Other assets.......................                   3                   1                   2                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................          10,799,944          10,309,323           5,685,172           2,674,401
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................              28,438                  --                  45               1,076
   Payable for fund shares purchased..                  --              43,428                  --                  --
   Other liabilities..................                   1                   1                  --                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................              28,439              43,429                  45               1,079
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $       10,771,505  $       10,265,894  $        5,685,127  $        2,673,322
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             741,534             687,905             374,849             177,111
   Minimum unit fair value #*.........  $         13.82571  $         14.27352  $         14.56044  $         14.56139
   Maximum unit fair value #*.........  $         15.40725  $         15.90635  $         16.22611  $         16.22713
   Contract liablility................  $       10,771,505  $       10,265,894  $        5,685,127  $        2,673,322

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                           T. ROWE PRICE                                                 VANGUARD
                                            RETIREMENT          UBS GLOBAL            UBS US             SMALL-CAP
                                           BALANCED FUND      ALLOCATION FUND     ALLOCATION FUND       INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              42,193                 535                 198              66,028
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          593,206  $            5,603  $            8,486  $        3,556,248
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          618,548  $            5,662  $            8,590  $        4,078,566
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  63                   2                  --                 247
   Other assets.......................                  10                   2                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             618,621               5,666               8,591           4,078,813
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  94                   6                   9                 247
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   1                   1                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  95                   7                   9                 249
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          618,526  $            5,659  $            8,582  $        4,078,564
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              47,698                 492                 556             349,132
   Minimum unit fair value #*.........  $         12.72063  $         11.05175  $         15.43099  $         11.68201
   Maximum unit fair value #*.........  $         14.17589  $         12.19716  $         15.43099  $         11.68201
   Contract liablility................  $          618,526  $            5,659  $            8,582  $        4,078,564

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                             VANGUARD            VANGUARD
                                              MID-CAP           TOTAL BOND
                                            INDEX FUND       MARKET INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              15,877              124,282
                                        ==================  ===================
     Cost.............................  $        2,347,102  $         1,349,439
                                        ==================  ===================
     Maket Value......................  $        2,586,960  $         1,323,606
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...               1,714                   11
   Other assets.......................                   2                  196
                                        ------------------  -------------------
   Total assets.......................           2,588,676            1,323,813
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................               1,714                   11
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   1                   --
                                        ------------------  -------------------
   Total liabilities..................               1,715                   11
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        2,586,961  $         1,323,802
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             226,414              125,737
   Minimum unit fair value #*.........  $         11.42581  $          10.52831
   Maximum unit fair value #*.........  $         11.42581  $          10.52831
   Contract liablility................  $        2,586,961  $         1,323,802

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-76

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-77

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                          VICTORY
                                             VANGUARD             VICTORY             VICTORY            SYCAMORE
                                            TOTAL STOCK         DIVERSIFIED           SPECIAL          SMALL COMPANY
                                         MARKET INDEX FUND      STOCK FUND          VALUE FUND       OPPORTUNITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              47,062              31,654              53,666             109,310
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        2,364,461  $          581,788  $          969,047  $        4,000,899
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        2,639,238  $          583,071  $        1,183,339  $        4,820,571
   Due from Sponsor Company...........               3,914                  --                 991               2,212
   Receivable from fund shares sold...                  --                 107                  --                  --
   Other assets.......................                  --                  --                   1                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           2,643,152             583,178           1,184,331           4,822,783
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                 134                  --                  --
   Payable for fund shares purchased..               3,914                  --               1,005               2,235
   Other liabilities..................                   2                   4                  --                   9
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               3,916                 138               1,005               2,244
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        2,639,236  $          583,040  $        1,183,326  $        4,820,539
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             225,970              30,808              80,035             211,004
   Minimum unit fair value #*.........  $         11.67958  $         13.48780  $         10.97965  $         21.48023
   Maximum unit fair value #*.........  $         11.67958  $         21.08783  $         22.05000  $         44.10000
   Contract liablility................  $        2,639,236  $          583,040  $        1,183,326  $        4,820,539

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              VICTORY
                                             SYCAMORE             INVESCO                                 INVESCO
                                            ESTABLISHED          SMALL CAP            INVESCO           EQUITY AND
                                            VALUE FUND        DISCOVERY FUND       COMSTOCK FUND        INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................             184,548             181,779             237,557           1,632,509
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        6,209,423  $        1,830,885  $        4,968,076  $       16,000,791
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        6,673,242  $        1,641,462  $        5,622,978  $       17,239,291
   Due from Sponsor Company...........              10,433                  --                  --                  --
   Receivable from fund shares sold...                  --                  --                 418               2,079
   Other assets.......................                  --                   2                  --                   2
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           6,683,675           1,641,464           5,623,396          17,241,372
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  33                 460               2,089
   Payable for fund shares purchased..              10,456                   4                  --                  --
   Other liabilities..................                   5                   6                   5                   7
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................              10,461                  43                 465               2,096
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        6,673,214  $        1,641,421  $        5,622,931  $       17,239,276
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             157,055              99,178             254,273             820,244
   Minimum unit fair value #*.........  $         36.16000  $         15.29720  $         14.99898  $         10.56000
   Maximum unit fair value #*.........  $         42.64687  $         18.63457  $         25.35164  $         28.01544
   Contract liablility................  $        6,673,214  $        1,641,421  $        5,622,931  $       17,239,276

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                              INVESCO             INVESCO
                                            GROWTH AND            MID CAP
                                            INCOME FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................             118,416               44,898
                                        ==================  ===================
     Cost.............................  $        2,727,647  $         1,457,876
                                        ==================  ===================
     Maket Value......................  $        3,119,075  $         1,509,036
   Due from Sponsor Company...........                 289                  104
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                   1                   --
                                        ------------------  -------------------
   Total assets.......................           3,119,365            1,509,140
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  --                   --
   Payable for fund shares purchased..                 298                  125
   Other liabilities..................                   5                    4
                                        ------------------  -------------------
   Total liabilities..................                 303                  129
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $        3,119,062  $         1,509,011
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             177,681               86,967
   Minimum unit fair value #*.........  $         15.47435  $          15.84890
   Maximum unit fair value #*.........  $         19.85739  $          19.59293
   Contract liablility................  $        3,119,062  $         1,509,011

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-78

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-79

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                              INVESCO             INVESCO             INVESCO
                                              QUALITY            SMALL CAP           AMERICAN          INVESCO VALUE
                                            INCOME FUND         VALUE FUND          VALUE FUND      OPPORTUNITIES FUND
                                         SUB-ACCOUNT (27)       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 227              66,769              20,323              42,254
                                        ==================  ==================  ==================  ==================
     Cost.............................  $            2,811  $        1,217,506  $          752,312  $          437,634
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $            2,752  $        1,249,913  $          773,104  $          555,646
   Due from Sponsor Company...........                  --                  --                 109                  --
   Receivable from fund shares sold...                   1                 164                  --                  74
   Other assets.......................                   3                  --                   2                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................               2,756           1,250,077             773,215             555,720
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  15                 206                  --                  88
   Payable for fund shares purchased..                  --                  --                 134                  --
   Other liabilities..................                  --                   9                   5                   5
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  15                 215                 139                  93
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $            2,741  $        1,249,862  $          773,076  $          555,627
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                 207              30,440              19,478              34,991
   Minimum unit fair value #*.........  $         12.76139  $         39.66398  $         36.94058  $         15.09111
   Maximum unit fair value #*.........  $         13.27669  $         43.73586  $         40.73284  $         15.88721
   Contract liablility................  $            2,741  $        1,249,862  $          773,076  $          555,627

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                              INVESCO             INVESCO             INVESCO
                                            DIVERSIFIED          AMERICAN           GLOBAL CORE          VANGUARD
                                           DIVIDEND FUND      FRANCHISE FUND        EQUITY FUND       500 INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              34,945              44,056               2,686              25,381
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          615,777  $          709,636  $           36,758  $        4,664,116
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          673,742  $          719,883  $           37,312  $        5,242,992
   Due from Sponsor Company...........               1,058                 159                  51                  --
   Receivable from fund shares sold...                  --                  --                  --               2,915
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             674,800             720,042              37,363           5,245,907
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  --               2,915
   Payable for fund shares purchased..               1,078                 201                  66                  --
   Other liabilities..................                   5                   1                   5                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................               1,083                 202                  71               2,915
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          673,717  $          719,840  $           37,292  $        5,242,992
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              47,798              45,792               3,226             446,724
   Minimum unit fair value #*.........  $         12.44469  $         15.22683  $         11.50352  $         11.73653
   Maximum unit fair value #*.........  $         18.32816  $         16.02998  $         12.00720  $         11.73653
   Contract liablility................  $          673,717  $          719,840  $           37,292  $        5,242,992

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            WELLS FARGO
                                           INTERNATIONAL        WELLS FARGO
                                            EQUITY FUND       CORE BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................               6,105                6,998
                                        ==================  ===================
     Cost.............................  $           66,701  $            92,804
                                        ==================  ===================
     Maket Value......................  $           67,891  $            91,116
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  --                   47
   Other assets.......................                  --                   10
                                        ------------------  -------------------
   Total assets.......................              67,891               91,173
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                   7                   61
   Payable for fund shares purchased..                   8                   --
   Other liabilities..................                   3                    3
                                        ------------------  -------------------
   Total liabilities..................                  18                   64
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $           67,873  $            91,109
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......               5,599                7,805
   Minimum unit fair value #*.........  $         11.12000  $          11.39050
   Maximum unit fair value #*.........  $         12.14475  $          11.84378
   Contract liablility................  $           67,873  $            91,109

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(27)  Formerly Invesco U.S. Mortgage Fund. Changed effective June 20, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-80

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-81

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                         COLUMBIA SELIGMAN                        COLUMBIA SELECT
                                          COMMUNICATIONS     COLUMBIA SELIGMAN      SMALLER-CAP          TIAA-CREF
                                                AND               GLOBAL            VALUE FUND        LARGE CAP VALUE
                                         INFORMATION FUND     TECHNOLOGY FUND       SUB-ACCOUNT         INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          (28)(29)           SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................               6,126               7,590                 981              96,500
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          328,621  $          206,252  $           19,069  $        1,690,880
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          359,253  $          237,807  $           20,353  $        1,767,880
   Due from Sponsor Company...........                  --                  --                  --                  60
   Receivable from fund shares sold...                  45                  38                   5                  --
   Other assets.......................                  --                   2                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             359,298             237,847              20,358           1,767,940
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  73                  64                  15                  --
   Payable for fund shares purchased..                  --                  --                  --                  69
   Other liabilities..................                  11                   8                   3                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  84                  72                  18                  72
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          359,214  $          237,775  $           20,340  $        1,767,868
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              14,564              10,374               1,773              93,557
   Minimum unit fair value #*.........  $         22.43410  $         21.85254  $         11.46662  $         17.79580
   Maximum unit fair value #*.........  $         29.91167  $         23.83283  $         11.48872  $         18.93463
   Contract liablility................  $          359,214  $          237,775  $           20,340  $        1,767,868

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                             TIAA-CREF                               TIAA-CREF        MM MSCI EAFE(R)
                                             LARGE CAP           TIAA-CREF            EQUITY           INTERNATIONAL
                                            GROWTH FUND       BOND INDEX FUND       INDEX FUND          INDEX FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              79,419              15,934             125,145              40,153
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,774,573  $          175,993  $        2,027,448  $          438,538
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        1,807,567  $          170,968  $        2,107,443  $          441,683
   Due from Sponsor Company...........                   1                  --                 812                  --
   Receivable from fund shares sold...                  --                  --                  --                  41
   Other assets.......................                  --                   3                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,807,568             170,971           2,108,255             441,725
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  28                  --                  56
   Payable for fund shares purchased..                  29                  --                 838                  --
   Other liabilities..................                   4                  --                   5                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  33                  28                 843                  56
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,807,535  $          170,943  $        2,107,412  $          441,669
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              96,529              16,200             112,515              48,986
   Minimum unit fair value #*.........  $         17.68520  $         10.27859  $         17.78036  $          8.84238
   Maximum unit fair value #*.........  $         18.81692  $         10.66851  $         18.91822  $          9.13771
   Contract liablility................  $        1,807,535  $          170,943  $        2,107,412  $          441,669

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                            MASSMUTUAL          MASSMUTUAL
                                          RETIRESMART(SM)     RETIRESMART(SM)
                                             2015 FUND           2020 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              35,068               76,466
                                        ==================  ===================
     Cost.............................  $          398,404  $           928,581
                                        ==================  ===================
     Maket Value......................  $          387,853  $           886,244
   Due from Sponsor Company...........                  --                   15
   Receivable from fund shares sold...                  --                   --
   Other assets.......................                  --                   --
                                        ------------------  -------------------
   Total assets.......................             387,853              886,259
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                  25                   --
   Payable for fund shares purchased..                  13                   37
   Other liabilities..................                   2                    2
                                        ------------------  -------------------
   Total liabilities..................                  40                   39
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          387,813  $           886,220
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              37,120               85,558
   Minimum unit fair value #*.........  $         10.19512  $          10.22838
   Maximum unit fair value #*.........  $         10.54563  $          10.43794
   Contract liablility................  $          387,813  $           886,220

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(28)  Funded May 20, 2016

(29) Effective May 20, 2016 Columbia Multi-Advisor Small Cap Value Fund merged with Columbia Select Smaller Cap Value Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-82

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-83

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                            MASSMUTUAL          MASSMUTUAL          MASSMUTUAL          MASSMUTUAL
                                          RETIRESMART(SM)     RETIRESMART(SM)     RETIRESMART(SM)     RETIRESMART(SM)
                                             2025 FUND           2030 FUND           2035 FUND           2040 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              97,530              99,566              57,816              72,601
                                        ==================  ==================  ==================  ==================
     Cost.............................  $        1,153,909  $        1,212,651  $          719,854  $          841,766
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $        1,144,022  $        1,163,923  $          696,679  $          830,559
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  16                 162                   2                 231
   Other assets.......................                  --                   3                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................           1,144,038           1,164,088             696,681             830,790
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  42                 197                  31                 248
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   2                   1                   3                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  44                 198                  34                 249
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        1,143,994  $        1,163,890  $          696,647  $          830,541
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             109,449             111,724              66,856              79,706
   Minimum unit fair value #*.........  $         10.28970  $         10.28950  $         10.30484  $         10.30948
   Maximum unit fair value #*.........  $         10.64349  $         10.50030  $         10.65912  $         10.52070
   Contract liablility................  $        1,143,994  $        1,163,890  $          696,647  $          830,541

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                            MASSMUTUAL          MASSMUTUAL          MASSMUTUAL          MASSMUTUAL
                                          RETIRESMART(SM)     RETIRESMART(SM)     RETIRESMART(SM)     RETIRESMART(SM)
                                             2045 FUND           2050 FUND      IN RETIREMENT FUND         2055
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              46,727              48,008               1,404               9,169
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          563,620  $          429,121  $           14,779  $           92,533
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          559,789  $          403,749  $           14,954  $           92,795
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                 234                 149                   4                  43
   Other assets.......................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             560,023             403,899              14,958              92,838
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 266                 173                  22                  58
   Payable for fund shares purchased..                  --                  --                  --                  --
   Other liabilities..................                   3                   1                   3                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 269                 174                  25                  59
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          559,754  $          403,725  $           14,933  $           92,779
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              53,406              38,741               1,437               8,896
   Minimum unit fair value #*.........  $         10.33119  $         10.32836  $         10.22715  $         10.34467
   Maximum unit fair value #*.........  $         10.68637  $         10.53998  $         10.43668  $         10.51390
   Contract liablility................  $          559,754  $          403,725  $           14,933  $           92,779

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                                                CLEARBRIDGE
                                         AMERICAN CENTURY        SMALL CAP
                                           HERITAGE FUND        VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  -------------------
ASSETS:
   Investments:
     Number of shares.................              33,196                  120
                                        ==================  ===================
     Cost.............................  $          731,266  $             2,531
                                        ==================  ===================
     Maket Value......................  $          626,067  $             2,587
   Due from Sponsor Company...........                  --                   --
   Receivable from fund shares sold...                  77                    1
   Other assets.......................                   3                   --
                                        ------------------  -------------------
   Total assets.......................             626,147                2,588
                                        ------------------  -------------------

LIABILITIES:
   Due to Sponsor.....................                 103                   20
   Payable for fund shares purchased..                  --                   --
   Other liabilities..................                   4                    7
                                        ------------------  -------------------
   Total liabilities..................                 107                   27
                                        ------------------  -------------------

NET ASSETS:
   For contract liabilities...........  $          626,040  $             2,561
                                        ==================  ===================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              55,280                  152
   Minimum unit fair value #*.........  $         11.14709  $          14.89782
   Maximum unit fair value #*.........  $         18.86000  $          17.59774
   Contract liablility................  $          626,040  $             2,561

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                   --
   Minimum unit fair value #*.........                  --                   --
   Maximum unit fair value #*.........                  --                   --
   Contract liablility................                  --                   --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-84

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-85

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                             OAK RIDGE                              MASSMUTUAL         FIDELITY VIP
                                             SMALL CAP           HIMCO VIT       PREMIER SMALL CAP     FREEDOM 2035
                                            GROWTH FUND         INDEX FUND      OPPORTUNITIES FUND       PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (30)    SUB-ACCOUNT (31)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                 275             256,856               3,115                   0
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          670,436  $        9,922,479  $           41,233  $                4
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          601,070  $       10,639,926  $           44,078  $                5
   Due from Sponsor Company...........                 286               6,548                  --                  --
   Receivable from fund shares sold...                  --                  --                  18                  --
   Other assets.......................                  --                  --                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             601,356          10,646,474              44,096                   5
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                  --                  --                  18                   4
   Payable for fund shares purchased..                 326               6,561                  --                  --
   Other liabilities..................                  --                   9                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                 326               6,570                  18                   5
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          601,030  $       10,639,904  $           44,078                  --
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              57,679             866,471               3,115                  --
   Minimum unit fair value #*.........  $         10.33034  $         11.95318  $         14.15000                  --
   Maximum unit fair value #*.........  $         11.75899  $         12.35345  $         14.15000                  --
   Contract liablility................  $          601,030  $       10,571,380  $           44,078                  --

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --               5,633                  --                  --
   Minimum unit fair value #*.........                  --  $         12.16474                  --                  --
   Maximum unit fair value #*.........                  --  $         12.16474                  --                  --
   Contract liablility................                  --  $           68,524                  --                  --

                                                                                                         JPMORGAN
                                           FIDELITY VIP                             MSIF GLOBAL       U.S. GOVERNMENT
                                           FREEDOM 2050        IVY SMALL CAP        OPPORTUNITY        MONEY MARKET
                                             PORTFOLIO          GROWTH FUND          PORTFOLIO             FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT (32)       SUB-ACCOUNT      SUB-ACCOUNT (33)
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                  20               1,041               3,215           1,150,957
                                        ==================  ==================  ==================  ==================
     Cost.............................  $              324  $           20,033  $           51,748  $        1,150,957
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $              337  $           20,254  $           48,261  $        1,150,957
   Due from Sponsor Company...........                  --                  --                  71               3,008
   Receivable from fund shares sold...                  --                   6                  --                  --
   Other assets.......................                  --                  --                  --                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................                 337              20,260              48,332           1,153,966
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   1                  10                  --                  --
   Payable for fund shares purchased..                  --                  --                  93               3,025
   Other liabilities..................                   1                   1                   1                   1
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                   2                  11                  94               3,026
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $              335  $           20,249  $           48,238  $        1,150,940
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                  33               1,689               4,642             116,003
   Minimum unit fair value #*.........  $         10.23416  $         11.98816  $         10.37707  $          9.90276
   Maximum unit fair value #*.........  $         10.23416  $         11.98816  $         10.47022  $         10.00102
   Contract liablility................  $              335  $           20,249  $           48,238  $        1,150,940

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --

                                         AMERICAN CENTURY
                                          U.S. GOVERNMENT      COLUMBIA SELECT
                                           MONEY MARKET         INTERNATIONAL
                                               FUND              EQUITY FUND
                                         SUB-ACCOUNT (34)   SUB-ACCOUNT (35)(36)
                                        ------------------  --------------------
ASSETS:
   Investments:
     Number of shares.................           1,210,857                   627
                                        ==================  ====================
     Cost.............................  $        1,210,857   $             7,575
                                        ==================  ====================
     Maket Value......................  $        1,210,857   $             7,450
   Due from Sponsor Company...........                  --                    --
   Receivable from fund shares sold...                 183                     1
   Other assets.......................                  --                    --
                                        ------------------  --------------------
   Total assets.......................           1,211,040                 7,451
                                        ------------------  --------------------

LIABILITIES:
   Due to Sponsor.....................                 199                    14
   Payable for fund shares purchased..                  --                    --
   Other liabilities..................                  --                    --
                                        ------------------  --------------------
   Total liabilities..................                 199                    14
                                        ------------------  --------------------

NET ASSETS:
   For contract liabilities...........  $        1,210,841   $             7,437
                                        ==================  ====================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             121,336                   753
   Minimum unit fair value #*.........  $          9.90429   $           9.85473
   Maximum unit fair value #*.........  $         10.00255   $           9.90038
   Contract liablility................  $        1,210,841   $             7,437

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                    --
   Minimum unit fair value #*.........                  --                    --
   Maximum unit fair value #*.........                  --                    --
   Contract liablility................                  --                    --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(30)  Funded as of June 3, 2016

(31)  Funded as of Feb 11, 2016

(32)  Funded as of October 21, 2016

(33)  Funded as of June 16, 2016

(34)  Funded as of June 16, 2016

(35)  Funded as of May 20, 2016

(36) Effective May 20, 2016 Columbia International Opportunities Fund merged with Columbia Select Intl Equity.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-86

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-87

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                         COLUMBIA
                                                                  JOHN HANCOCK           LARGE CAP           HARTFORD
                                            PUTNAM GROWTH              NEW              GROWTH III        GLOBAL CAPITAL
                                         OPPORTUNITIES FUND    OPPORTUNITIES FUND       SUB-ACCOUNT      APPRECIATION FUND
                                        SUB-ACCOUNT (37)(38)  SUB-ACCOUNT (39)(40)     (41)(42)(43)         SUB-ACCOUNT
                                        --------------------  --------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................                   63                21,082               39,186              73,311
                                        ====================  ====================  ==================  ==================
     Cost.............................   $            1,530    $          471,444   $          567,644  $        1,145,870
                                        ====================  ====================  ==================  ==================
     Maket Value......................   $            1,542    $          565,621   $          571,726  $        1,178,107
   Due from Sponsor Company...........                   --                    87                   --                  --
   Receivable from fund shares sold...                    3                    --                   49                 106
   Other assets.......................                    1                    --                   --                  --
                                        --------------------  --------------------  ------------------  ------------------
   Total assets.......................                1,546               565,708              571,775           1,178,213
                                        --------------------  --------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                    7                    --                   84                 123
   Payable for fund shares purchased..                   --                   120                   --                  --
   Other liabilities..................                   --                     4                   --                   1
                                        --------------------  --------------------  ------------------  ------------------
   Total liabilities..................                    7                   124                   84                 124
                                        --------------------  --------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........   $            1,539    $          565,584   $          571,691  $        1,178,089
                                        ====================  ====================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......                  144                46,871               56,751              68,659
   Minimum unit fair value #*.........   $         10.65518    $         12.01227   $         10.07108  $         16.68094
   Maximum unit fair value #*.........   $         10.65518    $         12.09788   $         10.08719  $        17.559577
   Contract liablility................   $            1,539    $          565,584   $          571,691  $        1,178,089

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                   --                    --                   --                  --
   Minimum unit fair value #*.........                   --                    --                   --                  --
   Maximum unit fair value #*.........                   --                    --                   --                  --
   Contract liablility................                   --                    --                   --                  --


                                                            MM RUSSELL 2000(R)
                                            VICTORY RS           SMALL CAP         MM S&P 500(R)
                                            VALUE FUND          INDEX FUND          INDEX FUND
                                         SUB-ACCOUNT (18)       SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              72,148               5,197              20,317
                                        ==================  ==================  ==================
     Cost.............................  $        2,156,226  $           62,090  $          366,347
                                        ==================  ==================  ==================
     Maket Value......................  $        2,015,820  $           65,589  $          377,489
   Due from Sponsor Company...........                  --                  --                  --
   Receivable from fund shares sold...               3,756                   6                  35
   Other assets.......................                   1                  --                  --
                                        ------------------  ------------------  ------------------
   Total assets.......................           2,019,577              65,595             377,524
                                        ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................               3,756                  17                  45
   Payable for fund shares purchased..                  --                  --                  --
   Other liabilities..................                   4                   2                   3
                                        ------------------  ------------------  ------------------
   Total liabilities..................               3,760                  19                  48
                                        ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $        2,015,817  $           65,576  $          377,476
                                        ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......             192,957               5,264              30,812
   Minimum unit fair value #*.........  $         10.44701  $         12.29883  $         12.04412
   Maximum unit fair value #*.........  $         10.44701  $         12.54358  $         12.28375
   Contract liablility................  $        2,015,817  $           65,576  $          377,476

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --
   Contract liablility................                  --                  --                  --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(18)  Effective July 29,2016 RS Value Fund merged with Victory RS Value Fund.

(37)  Funded as of October 21,2016

(38) Effective October 21, 2016 Putnam Voyager Fund merged with Putnam Growth Opportunities Fund.

(39)  Funded as of May 13, 2016

(40) Effective May 13, 2016 John Hancock Small Cap Equity Fund merged with John Hancock New Opportunities Fund.

(41)  Funded as of October 28, 2016

(42) Effective October 28, 2016 Columbia Large Cap Growth Fund II merged with Columbia Large Cap Growth Fund III.

(43) Effective October 28, 2016 Columbia Large Cap Growth Fund V merged with Columbia Large Cap Growth Fund III.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-88

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-89

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                      RUSSELL
                                          MM S&P MID CAP     RUSSELL BALANCED      CONSERVATIVE       RUSSELL GROWTH
                                            INDEX FUND         STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              39,106              21,899               3,971              42,565
                                        ==================  ==================  ==================  ==================
     Cost.............................  $          504,778  $          258,645  $           41,185  $          503,057
                                        ==================  ==================  ==================  ==================
     Maket Value......................  $          507,202  $          238,258  $           37,880  $          502,266
   Due from Sponsor Company...........                  --                  --                  --                  --
   Receivable from fund shares sold...                  --                 158                  22                 210
   Other assets.......................                  --                   1                  --                  --
                                        ------------------  ------------------  ------------------  ------------------
   Total assets.......................             507,202             238,417              37,902             502,476
                                        ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                   9                 181                  46                 210
   Payable for fund shares purchased..                  10                  --                  --                  --
   Other liabilities..................                   2                   1                   1                   3
                                        ------------------  ------------------  ------------------  ------------------
   Total liabilities..................                  21                 182                  47                 213
                                        ------------------  ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          507,181  $          238,235  $           37,855  $          502,263
                                        ==================  ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              40,751              22,427               3,691              47,613
   Minimum unit fair value #*.........  $         12.23453  $         10.56381  $         10.20166  $         10.51187
   Maximum unit fair value #*.........  $         12.64290  $         10.77959  $         10.41003  $         10.55920
   Contract liablility................  $          507,181  $          238,235  $           37,855  $          502,263

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --                  --
   Contract liablility................                  --                  --                  --                  --


                                         RUSSELL MODERATE          PIMCO               PIMCO
                                           STRATEGY FUND     TOTAL RETURN FUND   REAL RETURN FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------  ------------------  ------------------
ASSETS:
   Investments:
     Number of shares.................              35,805           2,368,069           1,427,835
                                        ==================  ==================  ==================
     Cost.............................  $          407,497  $       25,480,382  $       16,122,419
                                        ==================  ==================  ==================
     Maket Value......................  $          355,543  $       23,751,733  $       15,591,958
   Due from Sponsor Company...........                  --                  --               2,283
   Receivable from fund shares sold...                  95              47,850               9,745
   Other assets.......................                  --                 340                 115
                                        ------------------  ------------------  ------------------
   Total assets.......................             355,638          23,799,923          15,604,101
                                        ------------------  ------------------  ------------------

LIABILITIES:
   Due to Sponsor.....................                 113              47,854               9,745
   Payable for fund shares purchased..                  --                  --               2,293
   Other liabilities..................                   1                  --                   2
                                        ------------------  ------------------  ------------------
   Total liabilities..................                 114              47,854              12,040
                                        ------------------  ------------------  ------------------

NET ASSETS:
   For contract liabilities...........  $          355,524  $       23,752,069  $       15,592,061
                                        ==================  ==================  ==================

DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
   Units owned by participants #......              33,977           1,578,733           1,114,105
   Minimum unit fair value #*.........  $         10.41897  $         10.03000  $         10.92000
   Maximum unit fair value #*.........  $         10.46590  $         16.47280  $         15.91481
   Contract liablility................  $          355,524  $       23,752,069  $       15,592,061

DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
   Units owned by participants #......                  --                  --                  --
   Minimum unit fair value #*.........                  --                  --                  --
   Maximum unit fair value #*.........                  --                  --                  --
   Contract liablility................                  --                  --                  --

#     Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-90

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-91

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                AMERICAN CENTURY         AMERICAN
                                                                                     EQUITY               CENTURY
                                                                                   INCOME FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $         575,488   $         116,351
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (50,599)            (10,100)
                                                                               -------------------  ------------------
     Total expenses..........................................................             (50,599)            (10,100)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................             524,889             106,251
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             222,288            (131,424)
   Net realized gain on distributions........................................           1,943,259             910,556
   Net unrealized appreciation (depreciation) of Investments during the year.           3,041,168              55,909
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................           5,206,715             835,041
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $       5,731,604   $         941,292
                                                                               ===================  ==================


                                                                                   AMERICAN             AMERICAN
                                                                                    CENTURY            CENTURY VP
                                                                                 ULTRA(R) FUND        BALANCED FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              92    $           2,569
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,487)              (1,132)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (1,487)              (1,132)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             (1,395)               1,437
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              3,391               (1,268)
   Net realized gain on distributions........................................             14,823                7,165
   Net unrealized appreciation (depreciation) of Investments during the year.             (5,117)               2,592
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             13,097                8,489
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          11,702    $           9,926
                                                                               ==================  ===================


                                                                                    AMERICAN       AMERICAN CENTURY
                                                                                   CENTURY VP          SMALL CAP
                                                                               INTERNATIONAL FUND     VALUE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              96   $          26,618
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (67)             (2,638)
                                                                               ------------------  ------------------
     Total expenses..........................................................                (67)             (2,638)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                 29              23,980
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 (4)           (145,955)
   Net realized gain on distributions........................................                 --             182,491
   Net unrealized appreciation (depreciation) of Investments during the year.               (619)            867,720
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................               (623)            904,256
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $            (594)  $         928,236
                                                                               ==================  ==================

                                                                                    AMERICAN
                                                                                     CENTURY         AMERICAN CENTURY
                                                                                  LARGE COMPANY     INFLATION-ADJUSTED
                                                                                   VALUE FUND            BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $             651   $           2,580
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (326)             (1,599)
                                                                               -------------------  ------------------
     Total expenses..........................................................                (326)             (1,599)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................                 325                 981
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               1,200                (105)
   Net realized gain on distributions........................................                  --                 205
   Net unrealized appreciation (depreciation) of Investments during the year.               3,692               3,451
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................               4,892               3,551
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $           5,217   $           4,532
                                                                               ===================  ==================

                                                                                                       AMERICAN
                                                                               AMERICAN CENTURY       CENTURY VP
                                                                                    EQUITY             INCOME &
                                                                                  GROWTH FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           1,306   $           6,128
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (630)             (1,799)
                                                                               ------------------  ------------------
     Total expenses..........................................................               (630)             (1,799)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                676               4,329
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 88              15,750
   Net realized gain on distributions........................................                654               6,107
   Net unrealized appreciation (depreciation) of Investments during the year.              8,815               4,572
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              9,557              26,429
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          10,233   $          30,758
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-92

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-93

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                   AMERICAN             AMERICAN
                                                                                  CENTURY VP           CENTURY VP
                                                                                  ULTRA FUND           VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           2,209    $          14,274
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (4,564)              (5,622)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (4,564)              (5,622)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             (2,355)               8,652
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              4,924               23,610
   Net realized gain on distributions........................................             26,178                   --
   Net unrealized appreciation (depreciation) of Investments during the year.             (4,482)             111,798
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             26,620              135,408
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          24,265    $         144,060
                                                                               ==================  ===================

                                                                                    AMERICAN
                                                                                     CENTURY         INVESCO V.I.
                                                                                     MID CAP           SMALL CAP
                                                                                   VALUE FUND         EQUITY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          10,633   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (3,733)             (1,129)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (3,733)             (1,129)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              6,900              (1,129)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              2,417              (4,276)
   Net realized gain on distributions........................................             29,610              11,636
   Net unrealized appreciation (depreciation) of Investments during the year.            134,663               8,935
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            166,690              16,295
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         173,590   $          15,166
                                                                               ==================  ==================


                                                                                 INVESCO V.I.            INVESCO
                                                                                  DIVERSIFIED           EUROPEAN
                                                                                 DIVIDEND FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           1,038    $           7,836
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................               (664)              (2,425)
                                                                               ------------------  -------------------
     Total expenses..........................................................               (664)              (2,425)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................                374                5,411
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             10,647              (14,889)
   Net realized gain on distributions........................................                 --                   --
   Net unrealized appreciation (depreciation) of Investments during the year.                641              (16,487)
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             11,288              (31,376)
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          11,662    $         (25,965)
                                                                               ==================  ===================


                                                                                     INVESCO             INVESCO
                                                                                  INTERNATIONAL          MID CAP
                                                                                   GROWTH FUND      CORE EQUITY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           4,298   $             833
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (3,576)             (1,921)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (3,576)             (1,921)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                722              (1,088)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                158                (376)
   Net realized gain on distributions........................................                 --              27,119
   Net unrealized appreciation (depreciation) of Investments during the year.             (7,600)              3,724
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             (7,442)             30,467
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          (6,720)  $          29,379
                                                                               ==================  ==================


                                                                                    INVESCO
                                                                                   SMALL CAP            INVESCO
                                                                                  GROWTH FUND      REAL ESTATE FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --   $         107,795
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (8,474)            (28,386)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (8,474)            (28,386)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (8,474)             79,409
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (43,319)              8,093
   Net realized gain on distributions........................................            129,559             691,149
   Net unrealized appreciation (depreciation) of Investments during the year.             89,527            (391,726)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            175,767             307,516
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         167,293   $         386,925
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-94

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-95

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                      INVESCO              INVESCO
                                                                                     SMALL CAP           DEVELOPING
                                                                                    EQUITY FUND         MARKETS FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $              --    $          17,494
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (4,656)              (4,633)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (4,656)              (4,633)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              (4,656)              12,861
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (8,254)              10,978
   Net realized gain on distributions.........................................              50,955                   --
   Net unrealized appreciation (depreciation) of Investments during the year..              63,911              307,516
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             106,612              318,494
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $         101,956    $         331,355
                                                                                ===================  ===================

                                                                                 AMERICAN CENTURY     AMERICAN CENTURY
                                                                                    DIVERSIFIED          PRIME MONEY
                                                                                     BOND FUND           MARKET FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT (1)
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $           1,466    $             255
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                (852)              (2,324)
                                                                                -------------------  -------------------
     Total expenses...........................................................                (852)              (2,324)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                 614               (2,069)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                 (12)                  (1)
   Net realized gain on distributions.........................................                 110                   --
   Net unrealized appreciation (depreciation) of Investments during the year..                (926)                  --
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................                (828)                  (1)
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $            (214)   $          (2,070)
                                                                                ===================  ===================


                                                                                   DOMINI IMPACT          AB GLOBAL
                                                                                    EQUITY FUND           BOND FUND
                                                                                  SUB-ACCOUNT (2)        SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $          14,969    $             705
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,427)                (291)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (1,427)                (291)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              13,542                  414
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (13,415)                 186
   Net realized gain on distributions.........................................              27,667                  211
   Net unrealized appreciation (depreciation) of Investments during the year..             127,087                  877
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             141,339                1,274
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $         154,881    $           1,688
                                                                                ===================  ===================


                                                                                  AB GLOBAL RISK        AB GROWTH AND
                                                                                  ALLOCATION FUND        INCOME FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $          10,045    $           2,327
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,419)                (892)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (1,419)                (892)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               8,626                1,435
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (2,057)                 909
   Net realized gain on distributions.........................................                  --                6,566
   Net unrealized appreciation (depreciation) of Investments during the year..               4,587                4,065
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................               2,530               11,540
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          11,156    $          12,975
                                                                                ===================  ===================


                                                                                 AB INTERNATIONAL     AB INTERNATIONAL
                                                                                    GROWTH FUND          VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $           2,725    $           1,525
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (3,228)              (7,591)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (3,228)              (7,591)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                (503)              (6,066)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (2,408)             (74,825)
   Net realized gain on distributions.........................................                  --                   --
   Net unrealized appreciation (depreciation) of Investments during the year..             (27,227)              58,394
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             (29,635)             (16,431)
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $         (30,138)   $         (22,497)
                                                                                ===================  ===================

(1)   Effective September 30, 2016 this fund was liquidated.

(2)   Formerly Domini Social Equity Fund. Changed effective November 30, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-96

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-97

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                                      AB DISCOVERY
                                                                                AB GROWTH FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                              -------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................   $              --   $              --
                                                                              -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................                (358)             (1,560)
                                                                              -------------------  ------------------
     Total expenses.........................................................                (358)             (1,560)
                                                                              -------------------  ------------------
     Net Investment income (loss)...........................................                (358)             (1,560)
                                                                              -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................               1,185              10,493
   Net realized gain on distributions.......................................                 519                  --
   Net unrealized appreciation (depreciation) of Investments during the year                (471)               (629)
                                                                              -------------------  ------------------
     Net gain (loss) on investments.........................................               1,233               9,864
                                                                              -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $             875   $           8,304
                                                                              ===================  ==================


                                                                                 AB DISCOVERY
                                                                                  VALUE FUND         AB VALUE FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              -------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................   $           1,829   $             137
                                                                              -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................              (7,228)                (89)
                                                                              -------------------  ------------------
     Total expenses.........................................................              (7,228)                (89)
                                                                              -------------------  ------------------
     Net Investment income (loss)...........................................              (5,399)                 48
                                                                              -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................              (2,037)                 (2)
   Net realized gain on distributions.......................................              35,333                  --
   Net unrealized appreciation (depreciation) of Investments during the year             175,773                 932
                                                                              -------------------  ------------------
     Net gain (loss) on investments.........................................             209,069                 930
                                                                              -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $         203,670   $             978
                                                                              ===================  ==================


                                                                                    AB HIGH        AMERICAN FUNDS
                                                                                  INCOME FUND       AMCAP FUND(R)
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................   $         34,851   $           4,093
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (4,302)            (26,261)
                                                                              ------------------  ------------------
     Total expenses.........................................................             (4,302)            (26,261)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             30,549             (22,168)
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             (9,681)             76,913
   Net realized gain on distributions.......................................                 --             116,262
   Net unrealized appreciation (depreciation) of Investments during the year             52,977              89,733
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................             43,296             282,908
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $         73,845   $         260,740
                                                                              ==================  ==================

                                                                                AMERICAN FUNDS     AMERICAN FUNDS
                                                                                   AMERICAN        CAPITAL INCOME
                                                                               BALANCED FUND(R)      BUILDER(R)
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................   $        122,125   $         576,906
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (70,852)           (150,262)
                                                                              ------------------  ------------------
     Total expenses.........................................................            (70,852)           (150,262)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             51,273             426,644
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................            185,934             224,578
   Net realized gain on distributions.......................................            211,604                  --
   Net unrealized appreciation (depreciation) of Investments during the year            145,547             397,656
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            543,085             622,234
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $        594,358   $       1,048,878
                                                                              ==================  ==================

                                                                                AMERICAN FUNDS      AMERICAN FUNDS
                                                                                  EUROPACIFIC         FUNDAMENTAL
                                                                                  GROWTH FUND     INVESTORS FUND(SM)
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  -------------------
INVESTMENT INCOME:
   Dividends................................................................   $        282,955    $         219,271
                                                                              ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.......................................           (115,346)            (121,699)
                                                                              ------------------  -------------------
     Total expenses.........................................................           (115,346)            (121,699)
                                                                              ------------------  -------------------
     Net Investment income (loss)...........................................            167,609               97,572
                                                                              ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................            347,933              679,423
   Net realized gain on distributions.......................................                 --              538,175
   Net unrealized appreciation (depreciation) of Investments during the year           (454,896)             558,729
                                                                              ------------------  -------------------
     Net gain (loss) on investments.........................................           (106,963)           1,776,327
                                                                              ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations........   $         60,646    $       1,873,899
                                                                              ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-98

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SA-99

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                AMERICAN FUNDS      AMERICAN FUNDS
                                                                                      NEW            THE BOND FUND
                                                                              PERSPECTIVE FUND(R)    OF AMERICA(R)
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              -------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $          37,004    $          73,897
                                                                              -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (56,865)             (46,069)
                                                                              -------------------  ------------------
     Total expenses.........................................................            (56,865)             (46,069)
                                                                              -------------------  ------------------
     Net Investment income (loss)...........................................            (19,861)              27,828
                                                                              -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             87,449               34,761
   Net realized gain on distributions.......................................            236,305                   --
   Net unrealized appreciation (depreciation) of Investments during the year           (240,412)              16,560
                                                                              -------------------  ------------------
     Net gain (loss) on investments.........................................             83,342               51,321
                                                                              -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $          63,481    $          79,149
                                                                              ===================  ==================


                                                                                AMERICAN FUNDS      AMERICAN FUNDS
                                                                                THE GROWTH FUND     THE INCOME FUND
                                                                                 OF AMERICA(R)       OF AMERICA(R)
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $         100,598    $        379,576
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................           (275,798)            (96,787)
                                                                              ------------------  ------------------
     Total expenses.........................................................           (275,798)            (96,787)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................           (175,200)            282,789
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................            991,168             245,826
   Net realized gain on distributions.......................................          2,455,915                  --
   Net unrealized appreciation (depreciation) of Investments during the year           (255,412)            670,128
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................          3,191,671             915,954
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $       3,016,471    $      1,198,743
                                                                              ==================  ==================

                                                                               AMERICAN FUNDS
                                                                               THE INVESTMENT       AMERICAN FUNDS
                                                                                   COMPANY              THE NEW
                                                                                OF AMERICA(R)       ECONOMY FUND(R)
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $         151,286    $             --
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (76,596)            (15,549)
                                                                              ------------------  ------------------
     Total expenses.........................................................            (76,596)            (15,549)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             74,690             (15,549)
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             65,019              15,079
   Net realized gain on distributions.......................................            352,848              46,106
   Net unrealized appreciation (depreciation) of Investments during the year            704,826             (12,565)
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................          1,122,693              48,620
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $       1,197,383   $          33,071
                                                                              ==================  ==================

                                                                                AMERICAN FUNDS
                                                                                  WASHINGTON         AMERICAN FUNDS
                                                                                    MUTUAL              AMERICAN
                                                                              INVESTORS FUND(SM)     MUTUAL FUND(R)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                              -------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................   $          74,831   $          78,499
                                                                              -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (35,574)            (28,174)
                                                                              -------------------  ------------------
     Total expenses.........................................................             (35,574)            (28,174)
                                                                              -------------------  ------------------
     Net Investment income (loss)...........................................              39,257              50,325
                                                                              -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             106,060             376,225
   Net realized gain on distributions.......................................             205,824             103,953
   Net unrealized appreciation (depreciation) of Investments during the year             189,648              63,473
                                                                              -------------------  ------------------
     Net gain (loss) on investments.........................................             501,532             543,651
                                                                              -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $         540,789   $         593,976
                                                                              ===================  ==================

                                                                               AMERICAN FUNDS
                                                                                CAPITAL WORLD      AMERICAN FUNDS
                                                                                 GROWTH AND           SMALLCAP
                                                                               INCOME FUND(R)       WORLD FUND(R)
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $         554,058   $             815
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................           (132,352)             (7,325)
                                                                              ------------------  ------------------
     Total expenses.........................................................           (132,352)             (7,325)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................            421,706              (6,510)
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................            533,544               1,875
   Net realized gain on distributions.......................................            671,385                  --
   Net unrealized appreciation (depreciation) of Investments during the year           (182,926)             45,555
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................          1,022,003              47,430
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $       1,443,709   $          40,920
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-100

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-101

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                      ARIEL
                                                                                APPRECIATION FUND      ARIEL FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $          1,002   $             683
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,131)             (1,370)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (1,131)             (1,370)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................               (129)               (687)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              1,377                  78
   Net realized gain on distributions........................................             10,528              14,111
   Net unrealized appreciation (depreciation) of Investments during the year.              6,231              17,604
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             18,136              31,793
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         18,007   $          31,106
                                                                               ==================  ==================

                                                                                    ARTISAN             AVE MARIA
                                                                                    MID CAP              RISING
                                                                                  VALUE FUND          DIVIDEND FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          34,199   $          35,448
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (3,875)            (14,717)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (3,875)            (14,717)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             30,324              20,731
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (147,582)             12,507
   Net realized gain on distributions........................................             95,381             119,861
   Net unrealized appreciation (depreciation) of Investments during the year.          1,110,920             133,635
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................          1,058,719             266,003
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $       1,089,043   $         286,734
                                                                               ==================  ==================

                                                                                    AVE MARIA
                                                                                    CATHOLIC           AVE MARIA
                                                                                   VALUES FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --   $             308
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (752)             (3,366)
                                                                               ------------------  ------------------
     Total expenses..........................................................               (752)             (3,366)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................               (752)             (3,058)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (2,002)             (1,341)
   Net realized gain on distributions........................................                 --              21,696
   Net unrealized appreciation (depreciation) of Investments during the year.             17,456              17,039
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             15,454              37,394
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          14,702   $          34,336
                                                                               ==================  ==================

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2020 FUND            2030 FUND
                                                                                 SUB-ACCOUNT (3)      SUB-ACCOUNT (4)
                                                                               -------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................   $        324,603    $         427,376
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (75,420)            (110,728)
                                                                               -------------------  -------------------
     Total expenses..........................................................            (75,420)            (110,728)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................            249,183              316,648
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (634,496)            (701,858)
   Net realized gain on distributions........................................                 --              195,074
   Net unrealized appreciation (depreciation) of Investments during the year.          1,670,771            1,862,107
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................          1,036,275            1,355,323
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $      1,285,458    $       1,671,971
                                                                               ===================  ===================

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2040 FUND         RETIREMENT FUND
                                                                                 SUB-ACCOUNT (5)      SUB-ACCOUNT (6)
                                                                               -------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................   $         425,172    $          60,162
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (110,127)             (16,365)
                                                                               -------------------  -------------------
     Total expenses..........................................................            (110,127)             (16,365)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................             315,045               43,797
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (581,173)            (126,446)
   Net realized gain on distributions........................................              80,076                   --
   Net unrealized appreciation (depreciation) of Investments during the year.           1,892,761              313,293
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................           1,391,664              186,847
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $       1,706,709    $         230,644
                                                                               ===================  ===================

(3) Formerly BlackRock LifePath(R) 2020 Portfolio. Change effective November 7, 2016

(4) Formerly BlackRock LifePath(R) 2030 Portfolio. Change effective November 7, 2016

(5) Formerly BlackRock LifePath(R) 2040 Portfolio. Change effective November 7, 2016

(6) Formerly BlackRock LifePath(R) Retirement Fund. Change effective November 7, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-102

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-103

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                     BLACKROCK            BLACKROCK
                                                                                LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                     2050 FUND            2025 FUND
                                                                                  SUB-ACCOUNT (7)      SUB-ACCOUNT (8)
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $          74,390    $           9,730
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (17,916)              (5,660)
                                                                                -------------------  -------------------
     Total expenses...........................................................            (17,916)              (5,660)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................             56,474                4,070
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (76,653)             (11,359)
   Net realized gain on distributions.........................................                 --                   --
   Net unrealized appreciation (depreciation) of Investments during the year..            346,039               52,876
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................            269,386               41,517
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $         325,860    $          45,587
                                                                                ===================  ===================

                                                                                     BLACKROCK            BLACKROCK
                                                                                LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                     2035 FUND            2045 FUND
                                                                                  SUB-ACCOUNT (9)     SUB-ACCOUNT (10)
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $            4,067   $            2,690
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (2,551)              (1,366)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (2,551)              (1,366)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               1,516                1,324
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (1,645)              (1,608)
   Net realized gain on distributions.........................................                  --                   --
   Net unrealized appreciation (depreciation) of Investments during the year..              14,012               10,110
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              12,367                8,502
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $           13,883   $            9,826
                                                                                ===================  ===================

                                                                                     BLACKROCK
                                                                                LIFEPATH(R) DYNAMIC         BARON
                                                                                     2055 FUND         SMALL CAP FUND
                                                                                 SUB-ACCOUNT (11)        SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $            2,171    $              --
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,038)                (568)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (1,038)                (568)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               1,133                 (568)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               1,007               35,228
   Net realized gain on distributions.........................................                  --              458,189
   Net unrealized appreciation (depreciation) of Investments during the year..               6,457             (233,845)
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................               7,464              259,572
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $            8,597   $          259,004
                                                                                ===================  ===================

                                                                                     BLACKROCK            BLACKROCK
                                                                                  U.S. GOVERNMENT          EQUITY
                                                                                  BOND PORTFOLIO        DIVIDEND FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $           2,454    $          58,606
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,303)             (25,997)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (1,303)             (25,997)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               1,151               32,609
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                 (12)              (3,513)
   Net realized gain on distributions.........................................                 281              207,905
   Net unrealized appreciation (depreciation) of Investments during the year..              (1,328)             239,314
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              (1,059)             443,706
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $              92    $         476,315
                                                                                ===================  ===================

                                                                                     BLACKROCK           BLACKROCK
                                                                                      CAPITAL            FLEXIBLE
                                                                                 APPRECIATION FUND      EQUITY FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                -------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................   $              --   $             933
                                                                                -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (2,620)             (1,551)
                                                                                -------------------  ------------------
     Total expenses...........................................................              (2,620)             (1,551)
                                                                                -------------------  ------------------
     Net Investment income (loss).............................................              (2,620)               (618)
                                                                                -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (6,136)             (1,601)
   Net realized gain on distributions.........................................              12,577                  --
   Net unrealized appreciation (depreciation) of Investments during the year..              (6,559)             14,997
                                                                                -------------------  ------------------
     Net gain (loss) on investments...........................................                (118)             13,396
                                                                                -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........   $          (2,738)  $          12,778
                                                                                ===================  ==================

(7) Formerly BlackRock LifePath(R) 2050 Portfolio. Change effective November 7, 2016

(8) Formerly BlackRock LifePath(R) 2025 Portfolio. Change effective November 7, 2016

(9) Formerly BlackRock LifePath(R) 2035 Portfolio. Change effective November 7, 2016

(10) Formerly BlackRock LifePath(R) 2045 Portfolio. Change effective November 7, 2016

(11) Formerly BlackRock LifePath(R) 2055 Portfolio. Change effective November 7, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-104

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-105

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------




                                                                                 CALVERT VP SRI       CALVERT EQUITY
                                                                               BALANCED PORTFOLIO        PORTFOLIO
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $           5,675   $           8,915
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (2,556)            (35,358)
                                                                               -------------------  ------------------
     Total expenses..........................................................              (2,556)            (35,358)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               3,119             (26,443)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              18,913             (48,922)
   Net realized gain on distributions........................................               8,630             576,319
   Net unrealized appreciation (depreciation) of Investments during the year.              (5,388)           (399,304)
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              22,155             128,093
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          25,274   $         101,650
                                                                               ===================  ==================



                                                                                  CALVERT BOND          CALVERT
                                                                                    PORTFOLIO         INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          54,379   $          25,616
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (14,568)             (7,147)
                                                                               ------------------  ------------------
     Total expenses..........................................................            (14,568)             (7,147)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             39,811              18,469
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             13,298               3,672
   Net realized gain on distributions........................................              5,806                  --
   Net unrealized appreciation (depreciation) of Investments during the year.             12,624              10,147
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             31,728              13,819
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          71,539   $          32,288
                                                                               ==================  ==================


                                                                                    COLUMBIA             COLUMBIA
                                                                                   CONTRARIAN            LARGE CAP
                                                                                    CORE FUND         GROWTH FUND II
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (44)
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $           3,961   $              --
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (4,983)             (1,168)
                                                                               -------------------  ------------------
     Total expenses..........................................................              (4,983)             (1,168)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              (1,022)             (1,168)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               2,176              16,559
   Net realized gain on distributions........................................               4,523                  --
   Net unrealized appreciation (depreciation) of Investments during the year.              33,381             (19,342)
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              40,080              (2,783)
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          39,058   $          (3,951)
                                                                               ===================  ==================

                                                                                                       COLUMBIA
                                                                                   COLUMBIA          INTERNATIONAL
                                                                                   SMALL CAP         OPPORTUNITIES
                                                                                 VALUE I FUND            FUND
                                                                                  SUB-ACCOUNT      SUB-ACCOUNT (38)
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $             224   $             109
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (607)                (31)
                                                                               ------------------  ------------------
     Total expenses..........................................................               (607)                (31)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................               (383)                 78
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               (136)               (970)
   Net realized gain on distributions........................................              6,411                  --
   Net unrealized appreciation (depreciation) of Investments during the year.              8,814                 212
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             15,089                (758)
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          14,706   $            (680)
                                                                               ==================  ==================


                                                                                    COLUMBIA
                                                                                     MID CAP             COLUMBIA
                                                                                   VALUE FUND           ACORN FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $           8,151   $              --
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (9,600)             (7,833)
                                                                               -------------------  ------------------
     Total expenses..........................................................              (9,600)             (7,833)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              (1,449)             (7,833)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (18,410)           (522,794)
   Net realized gain on distributions........................................              78,266             453,807
   Net unrealized appreciation (depreciation) of Investments during the year.              73,604             205,337
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             133,460             136,350
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         132,011   $         128,517
                                                                               ===================  ==================

(38) Effective May 20, 2016 Columbia International Opportunities Fund merged with Columbia Select Intl Equity.

(44) Effective October 28, 2016 Columbia Large Cap Growth Fund II merged with Columbia Large Cap Growth Fund III.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-106

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-107

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                    COLUMBIA
                                                                                    LARGE CAP         CRM MID CAP
                                                                                  GROWTH FUND V       VALUE FUND
                                                                                SUB-ACCOUNT (45)      SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --   $              21
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (4,153)               (900)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (4,153)               (900)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (4,153)               (879)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (209,979)             (8,455)
   Net realized gain on distributions........................................             75,847              11,333
   Net unrealized appreciation (depreciation) of Investments during the year.            127,709              27,973
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             (6,423)             30,851
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         (10,576)  $          29,972
                                                                               ==================  ==================

                                                                                   COLUMBIA              CALAMOS
                                                                                  DISCIPLINED            GLOBAL
                                                                                SMALL CORE FUND        EQUITY FUND
                                                                               SUB-ACCOUNT (12)        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $             458   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,474)                 --
                                                                               ------------------  ------------------
     Total expenses..........................................................             (1,474)                 --
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (1,016)                 --
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (10,841)                 --
   Net realized gain on distributions........................................             68,290                   3
   Net unrealized appreciation (depreciation) of Investments during the year.            (28,659)                 (3)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             28,790                  --
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          27,774   $              --
                                                                               ==================  ==================

                                                                                    CALAMOS
                                                                                 INTERNATIONAL            DAVIS
                                                                                  GROWTH FUND        FINANCIAL FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --    $           1,086
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................                (70)              (1,531)
                                                                               ------------------  -------------------
     Total expenses..........................................................                (70)              (1,531)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................                (70)                (445)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 (9)               2,230
   Net realized gain on distributions........................................                 --                1,723
   Net unrealized appreciation (depreciation) of Investments during the year.               (372)              17,513
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................               (381)              21,466
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $            (451)   $          21,021
                                                                               ==================  ===================

                                                                                      DAVIS
                                                                                    NEW YORK             DAVIS
                                                                                  VENTURE FUND     OPPORTUNITY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          45,770   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (39,384)             (1,438)
                                                                               ------------------  ------------------
     Total expenses..........................................................            (39,384)             (1,438)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              6,386              (1,438)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (235,161)                554
   Net realized gain on distributions........................................            687,907               4,442
   Net unrealized appreciation (depreciation) of Investments during the year.            184,066              18,854
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            636,812              23,850
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         643,198   $          22,412
                                                                               ==================  ==================

                                                                                    DELAWARE             DELAWARE
                                                                                   DIVERSIFIED       EXTENDED DURATION
                                                                                   INCOME FUND           BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $           5,286   $             620
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (1,482)               (210)
                                                                               -------------------  ------------------
     Total expenses..........................................................              (1,482)               (210)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               3,804                 410
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                (426)                  6
   Net realized gain on distributions........................................                  --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.                (295)               (593)
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................                (721)               (587)
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $           3,083   $            (177)
                                                                               ===================  ==================

(12)  Formerly Columbia Small Cap Core Fund. Change effective April 18, 2016

(45) Effective October 28, 2016 Columbia Large Cap Growth Fund V merged with Columbia Large Cap Growth Fund III.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-108

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-109

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                     DREYFUS          DREYFUS VIF
                                                                                   BOND MARKET       APPRECIATION
                                                                                   INDEX FUND          PORTFOLIO
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $         195,390   $             380
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (34,704)               (140)
                                                                               ------------------  ------------------
     Total expenses..........................................................            (34,704)               (140)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            160,686                 240
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (16,884)             (2,074)
   Net realized gain on distributions........................................             52,942               5,735
   Net unrealized appreciation (depreciation) of Investments during the year.           (146,223)             (1,470)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................           (110,165)              2,191
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          50,521   $           2,431
                                                                               ==================  ==================


                                                                                    DREYFUS              DREYFUS
                                                                                 INTERNATIONAL           MIDCAP
                                                                               STOCK INDEX FUND        INDEX FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          11,499    $         133,778
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................                 --              (32,061)
                                                                               ------------------  -------------------
     Total expenses..........................................................                 --              (32,061)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             11,499              101,717
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (11,083)               9,920
   Net realized gain on distributions........................................                 --            1,190,035
   Net unrealized appreciation (depreciation) of Investments during the year.              5,967              715,200
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             (5,116)           1,915,155
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $           6,383    $       2,016,872
                                                                               ==================  ===================


                                                                                     DREYFUS             DREYFUS
                                                                                    SMALLCAP         VIF GROWTH AND
                                                                                STOCK INDEX FUND    INCOME PORTFOLIO
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          76,214   $             247
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (19,731)               (129)
                                                                               ------------------  ------------------
     Total expenses..........................................................            (19,731)               (129)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             56,483                 118
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             22,076                   6
   Net realized gain on distributions........................................            456,761               2,255
   Net unrealized appreciation (depreciation) of Investments during the year.            989,299               1,171
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................          1,468,136               3,432
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $       1,524,619   $           3,550
                                                                               ==================  ==================

                                                                                                        DREYFUS
                                                                                    DREYFUS            SOCIALLY
                                                                               VIF QUALITY BOND       RESPONSIBLE
                                                                                PORTFOLIO FUND     GROWTH FUND, INC.
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           1,525   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (598)                (11)
                                                                               ------------------  ------------------
     Total expenses..........................................................               (598)                (11)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                927                 (11)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                (61)             (2,920)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.               (218)              1,849
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................               (279)             (1,071)
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $             648   $          (1,082)
                                                                               ==================  ==================


                                                                                     DREYFUS              DREYFUS
                                                                                     S&P 500           INTERMEDIATE
                                                                                   INDEX FUND        TERM INCOME FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................   $         317,339    $          26,430
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (69,293)              (6,247)
                                                                               -------------------  -------------------
     Total expenses..........................................................             (69,293)              (6,247)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................             248,046               20,183
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             171,095              (11,015)
   Net realized gain on distributions........................................           1,541,184                  790
   Net unrealized appreciation (depreciation) of Investments during the year.            (239,684)              15,888
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................           1,472,595                5,663
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $       1,720,641    $          25,846
                                                                               ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-110

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-111

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------




                                                                                   EATON VANCE        EATON VANCE
                                                                                    LARGE-CAP          DIVIDEND
                                                                                   VALUE FUND        BUILDER FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $         124,391   $          24,916
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (17,470)             (8,326)
                                                                               ------------------  ------------------
     Total expenses..........................................................            (17,470)             (8,326)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            106,921              16,590
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (282,766)             23,758
   Net realized gain on distributions........................................                 --              48,728
   Net unrealized appreciation (depreciation) of Investments during the year.            927,479              16,823
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            644,713              89,309
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         751,634   $         105,899
                                                                               ==================  ==================



                                                                                  EATON VANCE          EATON VANCE
                                                                               WORLDWIDE HEALTH        INCOME FUND
                                                                                 SCIENCES FUND          OF BOSTON
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --    $         137,118
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (6,214)             (21,990)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (6,214)             (21,990)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             (6,214)             115,128
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (38,554)             (20,418)
   Net realized gain on distributions........................................             83,178                   --
   Net unrealized appreciation (depreciation) of Investments during the year.           (176,882)             155,975
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................           (132,258)             135,557
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $        (138,472)   $         250,685
                                                                               ==================  ===================



                                                                                                       EATON VANCE
                                                                                   EATON VANCE       ATLANTA CAPITAL
                                                                                  BALANCED FUND       SMID-CAP FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $             608   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (387)             (4,082)
                                                                               ------------------  ------------------
     Total expenses..........................................................               (387)             (4,082)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                221              (4,082)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 (5)             14,833
   Net realized gain on distributions........................................                198              32,059
   Net unrealized appreciation (depreciation) of Investments during the year.                971              18,604
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              1,164              65,496
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           1,385   $          61,414
                                                                               ==================  ==================



                                                                                  WELLS FARGO         WELLS FARGO
                                                                                     ASSET         EMERGING MARKETS
                                                                                ALLOCATION FUND       EQUITY FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           4,082   $          17,028
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (2,438)            (22,371)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (2,438)            (22,371)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              1,644              (5,343)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (8,394)            (48,661)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.             16,856             287,477
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              8,462             238,816
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          10,106   $         233,473
                                                                               ==================  ==================

                                                                                                           ALGER
                                                                                   WELLS FARGO            CAPITAL
                                                                                    UTILITY &          APPRECIATION
                                                                               TELECOMMUNICATIONS      INSTITUTIONAL
                                                                                      FUND               PORTFOLIO
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................   $             289    $              --
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................                (261)             (27,740)
                                                                               -------------------  -------------------
     Total expenses..........................................................                (261)             (27,740)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................                  28              (27,740)
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               1,329              (24,255)
   Net realized gain on distributions........................................                  --               24,641
   Net unrealized appreciation (depreciation) of Investments during the year.                 884               20,357
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................               2,213               20,743
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $           2,241    $          (6,997)
                                                                               ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-112

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-113

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                  ALGER MID CAP      ALGER SMALL CAP
                                                                                     GROWTH              GROWTH
                                                                               INSTITUTIONAL FUND  INSTITUTIONAL FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --    $              --
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (8,441)              (1,733)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (8,441)              (1,733)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             (8,441)              (1,733)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             44,347              (26,511)
   Net realized gain on distributions........................................                 --                   --
   Net unrealized appreciation (depreciation) of Investments during the year.            (38,899)              44,757
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................              5,448               18,246
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          (2,993)   $          16,513
                                                                               ==================  ===================


                                                                                     NUVEEN
                                                                                     MID CAP            NUVEEN
                                                                                   INDEX FUND       SMALL CAP INDEX
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $         39,884   $             274
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (30,333)               (242)
                                                                               ------------------  ------------------
     Total expenses..........................................................            (30,333)               (242)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              9,551                  32
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             47,868              (1,194)
   Net realized gain on distributions........................................            235,436                 680
   Net unrealized appreciation (depreciation) of Investments during the year.            329,135               6,168
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            612,439               5,654
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $        621,990   $           5,686
                                                                               ==================  ==================


                                                                                     NUVEEN           NUVEEN MID CAP
                                                                                     EQUITY               GROWTH
                                                                                   INDEX FUND       OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $          16,568   $              --
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (9,280)               (826)
                                                                               -------------------  ------------------
     Total expenses..........................................................              (9,280)               (826)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               7,288                (826)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              (1,921)            (13,851)
   Net realized gain on distributions........................................             101,065              17,310
   Net unrealized appreciation (depreciation) of Investments during the year.              (1,126)             (1,485)
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              98,018               1,974
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         105,306   $           1,148
                                                                               ===================  ==================

                                                                                                      NUVEEN SANTA
                                                                                    NUVEEN               BARBARA
                                                                                   SMALL CAP            DIVIDEND
                                                                                  SELECT FUND          GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              24    $            262
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (275)               (134)
                                                                               ------------------  ------------------
     Total expenses..........................................................               (275)               (134)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................               (251)                128
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               (319)                 --
   Net realized gain on distributions........................................              4,407                  --
   Net unrealized appreciation (depreciation) of Investments during the year.              3,342               1,539
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              7,430               1,539
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           7,179    $          1,667
                                                                               ==================  ==================


                                                                                   FIDELITY            FIDELITY
                                                                                ADVISOR EQUITY       ADVISOR VALUE
                                                                                  GROWTH FUND       STRATEGIES FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --   $           2,373
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,002)               (721)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (1,002)               (721)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (1,002)              1,652
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             19,125               2,215
   Net realized gain on distributions........................................             10,943              39,119
   Net unrealized appreciation (depreciation) of Investments during the year.            (34,811)            (22,369)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             (4,743)             18,965
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          (5,745)  $          20,617
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-114

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-115

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                 FIDELITY ADVISOR
                                                                                     LEVERAGED            FEDERATED
                                                                                      COMPANY              EQUITY
                                                                                    STOCK FUND        INCOME FUND, INC.
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $          10,335    $           2,917
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (13,625)              (1,251)
                                                                                -------------------  -------------------
     Total expenses...........................................................             (13,625)              (1,251)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              (3,290)               1,666
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             127,827               (2,134)
   Net realized gain on distributions.........................................             428,772                2,451
   Net unrealized appreciation (depreciation) of Investments during the year..            (320,007)               8,564
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             236,592                8,881
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $         233,302    $          10,547
                                                                                ===================  ===================

                                                                                     FEDERATED            FEDERATED
                                                                                   FUND FOR U.S.         MDT MID CAP
                                                                                    GOVERNMENT             GROWTH
                                                                                  SECURITIES FUND      STRATEGIES FUND
                                                                                    SUB-ACCOUNT       SUB-ACCOUNT (13)
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $            6,197   $               39
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (2,237)                (730)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (2,237)                (730)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               3,960                 (691)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                (287)              (1,758)
   Net realized gain on distributions.........................................                  --                  778
   Net unrealized appreciation (depreciation) of Investments during the year..              (2,081)               8,891
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              (2,368)               7,911
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $            1,592   $            7,220
                                                                                ===================  ===================


                                                                                     FEDERATED
                                                                                    HIGH INCOME          FEDERATED
                                                                                     BOND FUND         KAUFMANN FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $           2,634   $              --
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................               (596)            (35,757)
                                                                                ------------------  ------------------
     Total expenses...........................................................               (596)            (35,757)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................              2,038             (35,757)
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              1,497            (135,103)
   Net realized gain on distributions.........................................                 --             441,700
   Net unrealized appreciation (depreciation) of Investments during the year..              2,328            (153,164)
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................              3,825             153,433
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $           5,863   $          117,676
                                                                                ==================  ==================


                                                                                     FEDERATED           FEDERATED
                                                                                    SHORT-TERM         TOTAL RETURN
                                                                                    INCOME FUND          BOND FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $           1,174   $           7,187
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................               (355)             (2,306)
                                                                                ------------------  ------------------
     Total expenses...........................................................               (355)             (2,306)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................                819               4,881
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                 78              (2,710)
   Net realized gain on distributions.........................................                 --                 512
   Net unrealized appreciation (depreciation) of Investments during the year..                 90               5,706
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................                168               3,508
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $             987   $           8,389
                                                                                ==================  ==================


                                                                                     FEDERATED           FEDERATED
                                                                                   CLOVER SMALL        INTERNATIONAL
                                                                                    VALUE FUND         LEADERS FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $             307   $              28
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................               (154)                (10)
                                                                                ------------------  ------------------
     Total expenses...........................................................               (154)                (10)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................                153                  18
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               (227)                 (1)
   Net realized gain on distributions.........................................                917                  --
   Net unrealized appreciation (depreciation) of Investments during the year..              7,229                 (38)
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................              7,919                 (39)
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $           8,072   $             (21)
                                                                                ==================  ==================

(13) Formerly Federated MDT Mid Cap Growth Strategies Fund. Changed Effective December 29, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-116

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-117

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                   FIDELITY(R) VIP
                                                                                       GROWTH           FIDELITY(R) VIP
                                                                                    OPPORTUNITIES          OVERSEAS
                                                                                      PORTFOLIO            PORTFOLIO
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------
INVESTMENT INCOME:
   Dividends...................................................................  $            1,269   $            1,141
                                                                                 -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..........................................              (2,693)                (715)
                                                                                 -------------------  -------------------
     Total expenses............................................................              (2,693)                (715)
                                                                                 -------------------  -------------------
     Net Investment income (loss)..............................................              (1,424)                 426
                                                                                 -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................               4,457                  107
   Net realized gain on distributions..........................................               7,628                  135
   Net unrealized appreciation (depreciation) of Investments during the year...             (12,080)              (6,209)
                                                                                 -------------------  -------------------
     Net gain (loss) on investments............................................                   5               (5,967)
                                                                                 -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...........  $           (1,419)  $           (5,541)
                                                                                 ===================  ===================


                                                                                   FIDELITY(R) VIP
                                                                                  VALUE STRATEGIES       FIDELITY VIP
                                                                                      PORTFOLIO          BALANCED FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  ------------------
INVESTMENT INCOME:
   Dividends...................................................................   $             695   $          18,276
                                                                                 -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..........................................                (497)             (9,308)
                                                                                 -------------------  ------------------
     Total expenses............................................................                (497)             (9,308)
                                                                                 -------------------  ------------------
     Net Investment income (loss)..............................................                 198               8,968
                                                                                 -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................              15,058               4,393
   Net realized gain on distributions..........................................                  --              32,954
   Net unrealized appreciation (depreciation) of Investments during the year...             (21,889)             34,732
                                                                                 -------------------  ------------------
     Net gain (loss) on investments............................................              (6,831)             72,079
                                                                                 -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...........   $          (6,633)  $          81,047
                                                                                 ===================  ==================

                                                                                   FIDELITY(R) VIP
                                                                                      GROWTH &          FIDELITY(R) VIP
                                                                                       INCOME            FREEDOM 2020
                                                                                      PORTFOLIO            PORTFOLIO
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------
INVESTMENT INCOME:
   Dividends...................................................................  $            4,683    $             973
                                                                                 -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..........................................              (1,663)                (509)
                                                                                 -------------------  -------------------
     Total expenses............................................................              (1,663)                (509)
                                                                                 -------------------  -------------------
     Net Investment income (loss)..............................................               3,020                  464
                                                                                 -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................                 843               (7,204)
   Net realized gain on distributions..........................................              13,221                5,315
   Net unrealized appreciation (depreciation) of Investments during the year...              20,109                6,390
                                                                                 -------------------  -------------------
     Net gain (loss) on investments............................................              34,173                4,501
                                                                                 -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...........  $           37,193    $           4,965
                                                                                 ===================  ===================


                                                                                   FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                                    FREEDOM 2030        FREEDOM 2015
                                                                                      PORTFOLIO           PORTFOLIO
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 ------------------  -------------------
INVESTMENT INCOME:
   Dividends...................................................................  $           8,274   $            1,306
                                                                                 ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..........................................             (2,449)                (301)
                                                                                 ------------------  -------------------
     Total expenses............................................................             (2,449)                (301)
                                                                                 ------------------  -------------------
     Net Investment income (loss)..............................................              5,825                1,005
                                                                                 ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................            (12,373)                 (35)
   Net realized gain on distributions..........................................             26,359                2,307
   Net unrealized appreciation (depreciation) of Investments during the year...             21,033                1,173
                                                                                 ------------------  -------------------
     Net gain (loss) on investments............................................             35,019                3,445
                                                                                 ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...........  $          40,844   $            4,450
                                                                                 ==================  ===================


                                                                                   FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                                    FREEDOM 2025      FUNDSMANAGER 70%
                                                                                      PORTFOLIO           PORTFOLIO
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------
INVESTMENT INCOME:
   Dividends...................................................................   $           6,288   $              --
                                                                                 -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..........................................              (2,218)                 --
                                                                                 -------------------  ------------------
     Total expenses............................................................              (2,218)                 --
                                                                                 -------------------  ------------------
     Net Investment income (loss)..............................................               4,070                  --
                                                                                 -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................             (15,827)                (63)
   Net realized gain on distributions..........................................              23,631                  --
   Net unrealized appreciation (depreciation) of Investments during the year...              22,540                  22
                                                                                 -------------------  ------------------
     Net gain (loss) on investments............................................              30,344                 (41)
                                                                                 -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...........   $          34,414   $             (41)
                                                                                 ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-118

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-119

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                               FIDELITY ADVISOR(R)       TEMPLETON
                                                                                 STOCK SELECTOR           GLOBAL
                                                                                  ALL CAP FUND      OPPORTUNITIES TRUST
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $               6     $           1,023
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................                (42)                 (633)
                                                                               -------------------  -------------------
     Total expenses..........................................................                (42)                 (633)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................                (36)                  390
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                250                (1,370)
   Net realized gain on distributions........................................                  7                   382
   Net unrealized appreciation (depreciation) of Investments during the year.                 69                 5,800
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................                326                 4,812
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $             290     $           5,202
                                                                               ===================  ===================

                                                                                   TEMPLETON            FRANKLIN
                                                                                  DEVELOPING              HIGH
                                                                                 MARKETS TRUST         INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           9,929    $          80,776
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (6,683)             (10,510)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (6,683)             (10,510)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................              3,246               70,266
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (161,038)             (25,247)
   Net realized gain on distributions........................................                 --                   --
   Net unrealized appreciation (depreciation) of Investments during the year.            264,821              176,642
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            103,783              151,395
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         107,029    $         221,661
                                                                               ==================  ===================

                                                                                    FRANKLIN            TEMPLETON
                                                                                    STRATEGIC            GLOBAL
                                                                                   INCOME FUND          BOND FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          94,843   $         142,971
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (28,550)            (33,386)
                                                                               ------------------  ------------------
     Total expenses..........................................................            (28,550)            (33,386)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             66,293             109,585
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (56,712)            (82,354)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.            249,183             295,078
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            192,471             212,724
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         258,764   $         322,309
                                                                               ==================  ==================

                                                                                   FRANKLIN            FRANKLIN
                                                                                U.S. GOVERNMENT        SMALL CAP
                                                                                SECURITIES FUND       VALUE FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          17,272   $           6,764
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (5,855)            (17,091)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (5,855)            (17,091)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             11,417             (10,327)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (1,969)             16,250
   Net realized gain on distributions........................................                 --             141,913
   Net unrealized appreciation (depreciation) of Investments during the year.            (12,472)            506,044
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            (14,441)            664,207
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          (3,024)  $         653,880
                                                                               ==================  ==================

                                                                                    FRANKLIN
                                                                                  MUTUAL GLOBAL          TEMPLETON
                                                                                 DISCOVERY FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................   $         233,917    $          26,192
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (82,433)             (11,387)
                                                                               -------------------  -------------------
     Total expenses..........................................................             (82,433)             (11,387)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................             151,484               14,805
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (157,526)              (8,778)
   Net realized gain on distributions........................................             497,586                   --
   Net unrealized appreciation (depreciation) of Investments during the year.             842,555              117,873
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................           1,182,615              109,095
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $       1,334,099    $         123,900
                                                                               ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-120

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-121

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                    FRANKLIN           FRANKLIN
                                                                                   INCOME FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $         455,999   $          55,779
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (69,331)            (26,516)
                                                                               ------------------  ------------------
     Total expenses..........................................................            (69,331)            (26,516)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            386,668              29,263
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (56,728)            221,900
   Net realized gain on distributions........................................                 --             354,457
   Net unrealized appreciation (depreciation) of Investments during the year.            854,627             275,528
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            797,899             851,885
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $       1,184,567   $         881,148
                                                                               ==================  ==================

                                                                                   FRANKLIN             FRANKLIN
                                                                                     TOTAL            BALANCE SHEET
                                                                                  RETURN FUND        INVESTMENT FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           6,865   $          11,233
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (3,872)             (8,747)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (3,872)             (8,747)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              2,993               2,486
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               (251)           (226,375)
   Net realized gain on distributions........................................                 --             142,040
   Net unrealized appreciation (depreciation) of Investments during the year.              3,003             515,998
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              2,752             431,663
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           5,745   $         434,149
                                                                               ==================  ==================

                                                                                   FRANKLIN             FRANKLIN
                                                                                    MUTUAL               MUTUAL
                                                                                  BEACON FUND          SHARES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          23,737    $          91,584
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (7,006)             (31,260)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (7,006)             (31,260)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             16,731               60,324
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             19,249               36,301
   Net realized gain on distributions........................................             68,025              202,770
   Net unrealized appreciation (depreciation) of Investments during the year.             60,497              333,309
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            147,771              572,380
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         164,502    $         632,704
                                                                               ==================  ===================

                                                                                    FRANKLIN           FRANKLIN
                                                                                  SMALL-MID CAP      CONSERVATIVE
                                                                                   GROWTH FUND      ALLOCATION FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --   $          30,918
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (6,749)            (25,329)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (6,749)            (25,329)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (6,749)              5,589
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (179,298)            (10,385)
   Net realized gain on distributions........................................            275,809              20,087
   Net unrealized appreciation (depreciation) of Investments during the year.             62,856              80,565
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            159,367              90,267
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         152,618   $          95,856
                                                                               ==================  ==================

                                                                                    FRANKLIN             FRANKLIN
                                                                                     GROWTH              MODERATE
                                                                                 ALLOCATION FUND      ALLOCATION FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $          46,645   $          55,982
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (50,487)            (58,629)
                                                                               -------------------  ------------------
     Total expenses..........................................................             (50,487)            (58,629)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              (3,842)             (2,647)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              29,811             (37,810)
   Net realized gain on distributions........................................             115,271             107,533
   Net unrealized appreciation (depreciation) of Investments during the year.             122,826             219,430
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             267,908             289,153
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         264,066   $         286,506
                                                                               ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-122

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-123

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                        FRANKLIN
                                                                                   TEMPLETON          SMALL-MID CAP
                                                                                 FOREIGN FUND          GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $         190,452    $              --
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (23,883)              (1,071)
                                                                               ------------------  -------------------
     Total expenses..........................................................            (23,883)              (1,071)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................            166,569               (1,071)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (275,697)              (5,151)
   Net realized gain on distributions........................................                 --               16,913
   Net unrealized appreciation (depreciation) of Investments during the year.          1,228,099               (3,067)
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            952,402                8,695
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $       1,118,971    $           7,624
                                                                               ==================  ===================

                                                                                                     GOLDMAN SACHS
                                                                                HIGHLAND PREMIER        INCOME
                                                                                  GROWTH EQUITY      BUILDER FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --   $           2,911
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (932)               (859)
                                                                               ------------------  ------------------
     Total expenses..........................................................               (932)               (859)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................               (932)              2,052
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                (38)                862
   Net realized gain on distributions........................................             23,577                  --
   Net unrealized appreciation (depreciation) of Investments during the year.            (18,171)              2,831
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              5,368               3,693
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           4,436   $           5,745
                                                                               ==================  ==================

                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                     CAPITAL            CORE FIXED
                                                                                   GROWTH FUND          INCOME FUND
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (14)
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $               1    $          2,285
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                 (18)             (1,242)
                                                                               -------------------  ------------------
     Total expenses..........................................................                 (18)             (1,242)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................                 (17)              1,043
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                   1                 461
   Net realized gain on distributions........................................                  24                  --
   Net unrealized appreciation (depreciation) of Investments during the year.                  53                (277)
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................                  78                 184
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $              61   $            1,227
                                                                               ===================  ==================

                                                                                  GOLDMAN SACHS      GOLDMAN SACHS
                                                                                   U.S. EQUITY        GOVERNMENT
                                                                                  INSIGHTS FUND       INCOME FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $               5   $          36,768
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (10)             (5,825)
                                                                               ------------------  ------------------
     Total expenses..........................................................                (10)             (5,825)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                 (5)             30,943
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                124              (2,366)
   Net realized gain on distributions........................................                 20                  --
   Net unrealized appreciation (depreciation) of Investments during the year.                (77)             (4,518)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................                 67              (6,884)
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $              62   $          24,059
                                                                               ==================  ==================

                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                    GROWTH &              GROWTH
                                                                                   INCOME FUND      OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................   $           3,292    $              --
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................              (1,807)              (6,429)
                                                                               -------------------  -------------------
     Total expenses..........................................................              (1,807)              (6,429)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................               1,485               (6,429)
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              20,931              (37,074)
   Net realized gain on distributions........................................                  --               18,899
   Net unrealized appreciation (depreciation) of Investments during the year.              (2,233)              22,723
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................              18,698                4,548
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $          20,183    $          (1,881)
                                                                               ===================  ===================

(14)  Effective September 30, 2016 this fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-124

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-125

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                  GOLDMAN SACHS
                                                                                     FOCUSED           GOLDMAN SACHS
                                                                                  INTERNATIONAL           MID CAP
                                                                                   EQUITY FUND          VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $             724   $          45,580
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (231)            (19,647)
                                                                               -------------------  ------------------
     Total expenses..........................................................                (231)            (19,647)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................                 493              25,933
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 (37)           (131,494)
   Net realized gain on distributions........................................                  --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.              (1,228)            621,320
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              (1,265)            489,826
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $            (772)  $         515,759
                                                                               ===================  ==================


                                                                                 GOLDMAN SACHS        GOLDMAN SACHS
                                                                                   SMALL CAP            STRATEGIC
                                                                                  VALUE FUND           GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          23,213    $              69
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (24,154)                (198)
                                                                               ------------------  -------------------
     Total expenses..........................................................            (24,154)                (198)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................               (941)                (129)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             36,018                 (106)
   Net realized gain on distributions........................................            174,574                  630
   Net unrealized appreciation (depreciation) of Investments during the year.            919,312                 (322)
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................          1,129,904                  202
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $       1,128,963    $              73
                                                                               ==================  ===================


                                                                                  GOLDMAN SACHS      GOLDMAN SACHS
                                                                                      HIGH             LARGE CAP
                                                                                   YIELD FUND         VALUE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $         224,192   $           6,223
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (7,503)             (3,270)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (7,503)             (3,270)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            216,689               2,953
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (181,527)             11,783
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.            489,727              26,994
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            308,200              38,777
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         524,889   $          41,730
                                                                               ==================  ==================


                                                                                  GOLDMAN SACHS         GOLDMAN SACHS
                                                                                  SMALL/MID CAP           SATELLITE
                                                                                   GROWTH FUND      STRATEGIES PORTFOLIO
                                                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                                                               -------------------  --------------------
INVESTMENT INCOME:
   Dividends.................................................................   $              --    $              29
                                                                               -------------------  --------------------

EXPENSES:
   Mortality and expense risk charges........................................              (1,948)                  (7)
                                                                               -------------------  --------------------
     Total expenses..........................................................              (1,948)                  (7)
                                                                               -------------------  --------------------
     Net Investment income (loss)............................................              (1,948)                  22
                                                                               -------------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              (5,340)                  (1)
   Net realized gain on distributions........................................              16,390                   --
   Net unrealized appreciation (depreciation) of Investments during the year.             (10,533)                  19
                                                                               -------------------  --------------------
     Net gain (loss) on investments..........................................                 517                   18
                                                                               -------------------  --------------------
     Net increase (decrease) in net assets resulting from operations.........   $          (1,431)   $              40
                                                                               ===================  ====================


                                                                                 JOHN HANCOCK          HARTFORD
                                                                                   SMALL CAP           BALANCED
                                                                                  EQUITY FUND          HLS FUND
                                                                               SUB-ACCOUNT (42)       SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --   $         214,881
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,243)            (43,351)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (1,243)            (43,351)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (1,243)            171,530
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             20,742             162,002
   Net realized gain on distributions........................................              5,710                  --
   Net unrealized appreciation (depreciation) of Investments during the year.            (76,796)             76,623
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            (50,344)            238,625
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         (51,587)  $         410,155
                                                                               ==================  ==================

(42) Effective May 13, 2016 John Hancock Small Cap Equity Fund merged with John Hancock New Opportunities Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-126

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-127

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                       HARTFORD
                                                                                    HARTFORD            CAPITAL
                                                                                  TOTAL RETURN       APPRECIATION
                                                                                  BOND HLS FUND        HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $         432,718   $         269,848
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (65,570)           (110,791)
                                                                               ------------------  ------------------
     Total expenses..........................................................            (65,570)           (110,791)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            367,148             159,057
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (35,976)         (1,790,227)
   Net realized gain on distributions........................................             66,205           2,379,666
   Net unrealized appreciation (depreciation) of Investments during the year.            377,283             424,491
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            407,512           1,013,930
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         774,660   $       1,172,987
                                                                               ==================  ==================

                                                                                    HARTFORD
                                                                                    DIVIDEND          THE HARTFORD
                                                                                   AND GROWTH          HEALTHCARE
                                                                                    HLS FUND            HLS FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $         572,745   $         134,608
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (76,274)            (24,890)
                                                                               -------------------  ------------------
     Total expenses..........................................................             (76,274)            (24,890)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................             496,471             109,718
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (246,946)           (200,985)
   Net realized gain on distributions........................................           3,316,297             780,785
   Net unrealized appreciation (depreciation) of Investments during the year.             585,829          (1,103,021)
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................           3,655,180            (523,221)
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $       4,151,651   $        (413,503)
                                                                               ===================  ==================

                                                                                                        HARTFORD
                                                                                   HARTFORD              GROWTH
                                                                                 GLOBAL GROWTH        OPPORTUNITIES
                                                                                   HLS FUND             HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           4,685    $         13,044
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (6,221)            (45,720)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (6,221)            (45,720)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (1,536)            (32,676)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              6,173            (116,960)
   Net realized gain on distributions........................................             99,689             926,780
   Net unrealized appreciation (depreciation) of Investments during the year.            (93,360)           (842,560)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             12,502             (32,740)
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          10,966   $         (65,416)
                                                                               ==================  ==================

                                                                                   HARTFORD
                                                                                 INTERNATIONAL          HARTFORD
                                                                                 OPPORTUNITIES           MIDCAP
                                                                                   HLS FUND             HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          14,238    $          31,180
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (6,756)             (32,479)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (6,756)             (32,479)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................              7,482               (1,299)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              1,309             (213,358)
   Net realized gain on distributions........................................                 --            1,838,539
   Net unrealized appreciation (depreciation) of Investments during the year.             (4,372)             304,240
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             (3,063)           1,929,421
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $           4,419    $       1,928,122
                                                                               ==================  ===================


                                                                                    HARTFORD           HARTFORD
                                                                                   ULTRASHORT        SMALL COMPANY
                                                                                  BOND HLS FUND        HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          14,304   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (30,998)            (15,365)
                                                                               ------------------  ------------------
     Total expenses..........................................................            (30,998)            (15,365)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            (16,694)            (15,365)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              1,102            (488,129)
   Net realized gain on distributions........................................                 --             527,005
   Net unrealized appreciation (depreciation) of Investments during the year.             23,249             (45,249)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             24,351              (6,373)
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           7,657   $         (21,738)
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-128

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-129

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                   HARTFORD
                                                                               SMALL CAP GROWTH         HARTFORD
                                                                                   HLS FUND          STOCK HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $             582    $          89,672
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (4,385)             (32,212)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (4,385)             (32,212)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             (3,803)              57,460
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (14,376)             278,800
   Net realized gain on distributions........................................             27,133                   --
   Net unrealized appreciation (depreciation) of Investments during the year.             59,954               12,870
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             72,711              291,670
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          68,908    $         349,130
                                                                               ==================  ===================

                                                                                    HARTFORD
                                                                                 U.S. GOVERNMENT
                                                                                   SECURITIES            HARTFORD
                                                                                    HLS FUND          VALUE HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $          17,183   $          24,726
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (6,346)             (9,520)
                                                                               -------------------  ------------------
     Total expenses..........................................................              (6,346)             (9,520)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              10,837              15,206
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              (2,138)             57,066
   Net realized gain on distributions........................................                  --             189,359
   Net unrealized appreciation (depreciation) of Investments during the year.                 900             (76,261)
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              (1,238)            170,164
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $           9,599   $         185,370
                                                                               ===================  ==================


                                                                                 THE HARTFORD
                                                                                  CHECKS AND         THE HARTFORD
                                                                                 BALANCES FUND        HIGH YIELD
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           4,773   $           1,915
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (3,172)               (263)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (3,172)               (263)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              1,601               1,652
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (5,875)               (234)
   Net realized gain on distributions........................................             24,184                  --
   Net unrealized appreciation (depreciation) of Investments during the year.              2,746               3,082
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             21,055               2,848
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          22,656   $           4,500
                                                                               ==================  ==================


                                                                                  THE HARTFORD         THE HARTFORD
                                                                                  DIVIDEND AND         INTERNATIONAL
                                                                                   GROWTH FUND      OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $          28,002   $           5,467
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (14,389)             (4,499)
                                                                               -------------------  ------------------
     Total expenses..........................................................             (14,389)             (4,499)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              13,613                 968
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               9,005              (5,247)
   Net realized gain on distributions........................................              61,952                  --
   Net unrealized appreciation (depreciation) of Investments during the year.             158,875               8,496
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             229,832               3,249
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         243,445   $           4,217
                                                                               ===================  ==================


                                                                                                     THE HARTFORD
                                                                                  THE HARTFORD           SMALL
                                                                                   MIDCAP FUND       COMPANY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (7,352)             (3,480)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (7,352)             (3,480)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (7,352)             (3,480)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              2,651             (33,269)
   Net realized gain on distributions........................................             20,639                  --
   Net unrealized appreciation (depreciation) of Investments during the year.             58,369              62,429
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             81,659              29,160
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          74,307   $          25,680
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-130

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-131

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                   THE HARTFORD
                                                                                   TOTAL RETURN         THE HARTFORD
                                                                                     BOND FUND         HEALTHCARE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $          11,539    $              --
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (3,477)              (2,123)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (3,477)              (2,123)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               8,062               (2,123)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (1,335)               2,479
   Net realized gain on distributions.........................................                  --               19,682
   Net unrealized appreciation (depreciation) of Investments during the year..               4,218              (38,404)
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................               2,883              (16,243)
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          10,945    $         (18,366)
                                                                                ===================  ===================

                                                                                   THE HARTFORD         THE HARTFORD
                                                                                      GROWTH                VALUE
                                                                                OPPORTUNITIES FUND   OPPORTUNITIES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $              --   $               81
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,820)                (106)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (1,820)                (106)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              (1,820)                 (25)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               1,461                  (10)
   Net realized gain on distributions.........................................               6,307                   84
   Net unrealized appreciation (depreciation) of Investments during the year..              (2,985)               1,497
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................               4,783                1,571
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $           2,963   $            1,546
                                                                                ===================  ===================

                                                                                     HARTFORD          THE HARTFORD
                                                                                     MODERATE          CONSERVATIVE
                                                                                  ALLOCATION FUND     ALLOCATION FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $          30,005   $          14,925
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (22,036)             (9,043)
                                                                                ------------------  ------------------
     Total expenses...........................................................            (22,036)             (9,043)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................              7,969               5,882
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (54,455)            (26,230)
   Net realized gain on distributions.........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year..            154,026              61,190
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................             99,571              34,960
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         107,540   $           40,842
                                                                                ==================  ==================

                                                                                   THE HARTFORD        THE HARTFORD
                                                                                      CAPITAL             GROWTH
                                                                                 APPRECIATION FUND    ALLOCATION FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $          45,416   $          20,696
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (65,858)            (25,741)
                                                                                ------------------  ------------------
     Total expenses...........................................................            (65,858)            (25,741)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................            (20,442)             (5,045)
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (77,900)            (64,047)
   Net realized gain on distributions.........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year..            364,735             214,766
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            286,835             150,719
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         266,393   $         145,674
                                                                                ==================  ==================

                                                                                                        THE HARTFORD
                                                                                   THE HARTFORD            EQUITY
                                                                                INFLATION PLUS FUND      INCOME FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $           5,371    $           9,838
                                                                                -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (4,036)              (4,549)
                                                                                -------------------  ------------------
     Total expenses...........................................................             (4,036)              (4,549)
                                                                                -------------------  ------------------
     Net Investment income (loss).............................................              1,335                5,289
                                                                                -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (2,213)               2,104
   Net realized gain on distributions.........................................                 --               18,308
   Net unrealized appreciation (depreciation) of Investments during the year..             13,895               47,071
                                                                                -------------------  ------------------
     Net gain (loss) on investments...........................................             11,682               67,483
                                                                                -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $          13,017    $          72,772
                                                                                ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-132

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-133

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                       THE HARTFORD
                                                                                  THE HARTFORD         INTERNATIONAL
                                                                                    BALANCED               SMALL
                                                                                   INCOME FUND         COMPANY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $           2,685   $           1,536
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (934)             (1,335)
                                                                               -------------------  ------------------
     Total expenses..........................................................                (934)             (1,335)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               1,751                 201
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               2,220                 854
   Net realized gain on distributions........................................               1,412                  --
   Net unrealized appreciation (depreciation) of Investments during the year.               5,867               1,747
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................               9,499               2,601
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          11,250   $           2,802
                                                                               ===================  ==================


                                                                                 THE HARTFORD      HOTCHKIS AND WILEY
                                                                                    MIDCAP              LARGE CAP
                                                                                  VALUE FUND           VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              26    $          11,758
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,015)              (3,885)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (1,015)              (3,885)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................               (989)               7,873
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               (530)               7,873
   Net realized gain on distributions........................................              6,761                   --
   Net unrealized appreciation (depreciation) of Investments during the year.              6,760               96,834
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             12,991              104,707
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          12,002    $         112,580
                                                                               ==================  ===================



                                                                                  INVESCO V.I.          INVESCO
                                                                                 TECHNOLOGY FUND    TECHNOLOGY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (723)             (2,071)
                                                                               ------------------  ------------------
     Total expenses..........................................................               (723)             (2,071)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................               (723)             (2,071)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              2,956              (5,423)
   Net realized gain on distributions........................................              4,373              22,115
   Net unrealized appreciation (depreciation) of Investments during the year.             (8,453)            (19,593)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             (1,124)             (2,901)
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          (1,847)  $          (4,972)
                                                                               ==================  ==================


                                                                                   IVY GLOBAL
                                                                                     NATURAL           IVY LARGE CAP
                                                                                 RESOURCES FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $           4,585   $              --
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (11,185)             (4,177)
                                                                               -------------------  ------------------
     Total expenses..........................................................             (11,185)             (4,177)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              (6,600)             (4,177)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (91,067)              7,484
   Net realized gain on distributions........................................                  --              29,104
   Net unrealized appreciation (depreciation) of Investments during the year.             385,091             (27,149)
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             294,024               9,439
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         287,424   $           5,262
                                                                               ===================  ==================



                                                                                 IVY SCIENCE &         IVY ASSET
                                                                                TECHNOLOGY FUND      STRATEGY FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (9,721)            (10,771)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (9,721)            (10,771)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (9,721)            (10,771)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             11,368             (71,886)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.             14,184              (7,865)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             25,552             (79,751)
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          15,831   $         (90,522)
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-134

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-135

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                         JANUS ASPEN
                                                                                    JANUS ASPEN        GLOBAL RESEARCH
                                                                                  FORTY PORTFOLIO         PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $              --    $           3,462
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (13,478)              (2,278)
                                                                                -------------------  -------------------
     Total expenses...........................................................             (13,478)              (2,278)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................             (13,478)               1,184
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (59,038)               5,707
   Net realized gain on distributions.........................................             255,762                   --
   Net unrealized appreciation (depreciation) of Investments during the year..            (177,180)              (2,372)
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              19,544                3,335
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $           6,066    $           4,519
                                                                                ===================  ===================

                                                                                    JANUS ASPEN          JANUS ASPEN
                                                                                    ENTERPRISE            BALANCED
                                                                                     PORTFOLIO            PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $             409   $            7,500
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,937)              (2,510)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (1,937)              (2,510)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              (1,528)               4,990
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (1,679)               2,493
   Net realized gain on distributions.........................................              21,919                4,976
   Net unrealized appreciation (depreciation) of Investments during the year..              10,854               (1,957)
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              31,094                5,512
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          29,566   $           10,502
                                                                                ===================  ===================

                                                                                    JANUS ASPEN             JANUS
                                                                                     OVERSEAS             FLEXIBLE
                                                                                     PORTFOLIO            BOND FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $            8,514    $             477
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,196)                (134)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (1,196)                (134)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               7,318                  343
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (26,279)                (104)
   Net realized gain on distributions.........................................               5,690                   --
   Net unrealized appreciation (depreciation) of Investments during the year..              (3,099)                 (62)
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             (23,688)                (166)
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $          (16,370)  $              177
                                                                                ===================  ===================


                                                                                       JANUS                JANUS
                                                                                    FORTY FUND          BALANCED FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $               --   $           48,084
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (33,706)             (14,571)
                                                                                -------------------  -------------------
     Total expenses...........................................................             (33,706)             (14,571)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................             (33,706)              33,513
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (232,445)                 542
   Net realized gain on distributions.........................................             344,037               31,451
   Net unrealized appreciation (depreciation) of Investments during the year..             (17,466)              31,270
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              94,126               63,263
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $           60,420   $           96,776
                                                                                ===================  ===================


                                                                                       JANUS                JANUS
                                                                                  ENTERPRISE FUND       OVERSEAS FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $               --   $           14,496
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (11,870)             (11,148)
                                                                                -------------------  -------------------
     Total expenses...........................................................             (11,870)             (11,148)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................             (11,870)               3,348
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              22,080             (147,874)
   Net realized gain on distributions.........................................              25,491                   --
   Net unrealized appreciation (depreciation) of Investments during the year..             110,354              (10,623)
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             157,925             (158,497)
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $          146,055   $         (155,149)
                                                                                ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-136

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-137

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                       JANUS              PERKINS
                                                                                      GLOBAL              MID CAP
                                                                                   RESEARCH FUND        VALUE FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $           1,166   $           2,320
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (1,641)             (4,128)
                                                                                ------------------  ------------------
     Total expenses...........................................................             (1,641)             (4,128)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................               (475)             (1,808)
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (4,712)             (8,438)
   Net realized gain on distributions.........................................                 --              40,770
   Net unrealized appreciation (depreciation) of Investments during the year..              5,791              35,737
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................              1,079              68,069
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $             604   $          66,261
                                                                                ==================  ==================

                                                                                    PRUDENTIAL
                                                                                 JENNISON NATURAL       PRUDENTIAL
                                                                                     RESOURCES       JENNISON MID-CAP
                                                                                    FUND, INC.       GROWTH FUND, INC.
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $           8,065   $              --
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................               (567)             (5,603)
                                                                                ------------------  ------------------
     Total expenses...........................................................               (567)             (5,603)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................              7,498              (5,603)
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (6,516)             (2,197)
   Net realized gain on distributions.........................................                 --              54,164
   Net unrealized appreciation (depreciation) of Investments during the year..            182,771             (16,858)
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            176,255              35,109
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         183,753   $          29,506
                                                                                ==================  ==================


                                                                                    PRUDENTIAL           JPMORGAN
                                                                                  JENNISON 20/20         LARGE CAP
                                                                                    FOCUS FUND          GROWTH FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $              --   $              --
                                                                                ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (3,071)               (707)
                                                                                ------------------  -------------------
     Total expenses...........................................................             (3,071)               (707)
                                                                                ------------------  -------------------
     Net Investment income (loss).............................................             (3,071)               (707)
                                                                                ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (5,729)                (35)
   Net realized gain on distributions.........................................             31,918               6,324
   Net unrealized appreciation (depreciation) of Investments during the year..            (13,742)             (7,813)
                                                                                ------------------  -------------------
     Net gain (loss) on investments...........................................             12,447              (1,524)
                                                                                ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $           9,376   $           (2,231)
                                                                                ==================  ===================


                                                                                                          JPMORGAN
                                                                                     JPMORGAN             SMALL CAP
                                                                                  CORE BOND FUND         EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $           61,365   $              147
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (5,388)                (487)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (5,388)                (487)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              55,977                 (340)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               1,243                3,507
   Net realized gain on distributions.........................................              10,354                1,520
   Net unrealized appreciation (depreciation) of Investments during the year..             (25,238)               4,839
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             (13,641)               9,866
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $           42,336   $            9,526
                                                                                ===================  ===================


                                                                                     JPMORGAN             JPMORGAN
                                                                                     SMALL CAP            SMALL CAP
                                                                                    GROWTH FUND          VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $               --   $            2,114
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (4,346)              (1,203)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (4,346)              (1,203)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              (4,346)                 911
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                (724)              78,444
   Net realized gain on distributions.........................................              15,951                  201
   Net unrealized appreciation (depreciation) of Investments during the year..              21,515               50,912
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              36,742              129,557
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $           32,396   $          130,468
                                                                                ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-138

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-139

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                        JPMORGAN
                                                                                    JPMORGAN         SMARTRETIREMENT
                                                                                U.S. EQUITY FUND        2015 FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $          13,119   $          38,442
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (5,171)            (13,238)
                                                                                ------------------  ------------------
     Total expenses...........................................................             (5,171)            (13,238)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................              7,948              25,204
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              2,312                (514)
   Net realized gain on distributions.........................................             57,642                  --
   Net unrealized appreciation (depreciation) of Investments during the year..             91,788              42,447
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            151,742              41,933
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         159,690   $          67,137
                                                                                ==================  ==================

                                                                                    JPMORGAN             JPMORGAN
                                                                                 SMARTRETIREMENT      SMARTRETIREMENT
                                                                                    2020 FUND            2025 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $         117,871    $         130,819
                                                                                ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (42,411)             (53,339)
                                                                                ------------------  -------------------
     Total expenses...........................................................            (42,411)             (53,339)
                                                                                ------------------  -------------------
     Net Investment income (loss).............................................             75,460               77,480
                                                                                ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (13,588)              (3,338)
   Net realized gain on distributions.........................................             32,380               57,768
   Net unrealized appreciation (depreciation) of Investments during the year..            143,966              184,269
                                                                                ------------------  -------------------
     Net gain (loss) on investments...........................................            162,758              238,699
                                                                                ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $         238,218    $         316,179
                                                                                ==================  ===================

                                                                                    JPMORGAN            JPMORGAN
                                                                                 SMARTRETIREMENT     SMARTRETIREMENT
                                                                                    2030 FUND           2035 FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $         142,219   $          70,132
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (52,244)            (24,643)
                                                                                ------------------  ------------------
     Total expenses...........................................................            (52,244)            (24,643)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             89,975              45,489
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (15,295)            (10,139)
   Net realized gain on distributions.........................................             60,346              33,354
   Net unrealized appreciation (depreciation) of Investments during the year..            207,624             123,168
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            252,675             146,383
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         342,650   $         191,872
                                                                                ==================  ==================

                                                                                    JPMORGAN            JPMORGAN
                                                                                 SMARTRETIREMENT     SMARTRETIREMENT
                                                                                    2040 FUND           2045 FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $          92,404   $          50,920
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (29,837)            (22,671)
                                                                                ------------------  ------------------
     Total expenses...........................................................            (29,837)            (22,671)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             62,567              28,249
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               (720)              5,046
   Net realized gain on distributions.........................................             53,815              28,419
   Net unrealized appreciation (depreciation) of Investments during the year..            146,362             101,311
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            199,457             134,776
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         262,024   $         163,025
                                                                                ==================  ==================

                                                                                    JPMORGAN            JPMORGAN
                                                                                 SMARTRETIREMENT     SMARTRETIREMENT
                                                                                    2050 FUND          INCOME FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $          45,401   $          22,229
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................            (16,896)             (7,682)
                                                                                ------------------  ------------------
     Total expenses...........................................................            (16,896)             (7,682)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             28,505              14,547
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (1,006)             (2,369)
   Net realized gain on distributions.........................................             29,009                  --
   Net unrealized appreciation (depreciation) of Investments during the year..             80,737              29,453
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            108,740              27,084
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         137,245   $          41,631
                                                                                ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-140

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-141

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                     JP MORGAN            JP MORGAN
                                                                                 SMART RETIREMENT        PRIME MONEY
                                                                                     2055 FUND           MARKET FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $            8,808   $               68
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (3,455)              (6,867)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (3,455)              (6,867)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               5,353               (6,799)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (6,997)                 (28)
   Net realized gain on distributions.........................................               4,743                   --
   Net unrealized appreciation (depreciation) of Investments during the year..              18,353                   --
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              16,099                  (28)
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $           21,452   $           (6,827)
                                                                                ===================  ===================

                                                                                      KEELEY
                                                                                     SMALL CAP         LOOMIS SAYLES
                                                                                    VALUE FUND           BOND FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $           7,227   $          60,325
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (5,441)             (8,615)
                                                                                ------------------  ------------------
     Total expenses...........................................................             (5,441)             (8,615)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................              1,786              51,710
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             46,222             (37,182)
   Net realized gain on distributions.........................................             75,267              38,560
   Net unrealized appreciation (depreciation) of Investments during the year..            143,836             224,765
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            265,325             226,143
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $         267,111   $         277,853
                                                                                ==================  ==================

                                                                                                      LKCM AQUINAS
                                                                                  LKCM AQUINAS          CATHOLIC
                                                                                   GROWTH FUND         EQUITY FUND
                                                                                SUB-ACCOUNT (15)    SUB-ACCOUNT (16)
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $          26,199   $           1,118
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (1,469)             (2,825)
                                                                                ------------------  ------------------
     Total expenses...........................................................             (1,469)             (2,825)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................             24,730              (1,707)
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................            (39,167)            (13,239)
   Net realized gain on distributions.........................................                 --              35,266
   Net unrealized appreciation (depreciation) of Investments during the year..             27,630                 (77)
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................            (11,537)             21,950
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $          13,193   $          20,243
                                                                                ==================  ==================

                                                                                                       LORD ABBETT
                                                                                   LORD ABBETT         FUNDAMENTAL
                                                                                 AFFILIATED FUND       EQUITY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
INVESTMENT INCOME:
   Dividends..................................................................  $          12,393   $          62,496
                                                                                ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (5,210)            (22,577)
                                                                                ------------------  ------------------
     Total expenses...........................................................             (5,210)            (22,577)
                                                                                ------------------  ------------------
     Net Investment income (loss).............................................              7,183              39,919
                                                                                ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             13,034             (60,578)
   Net realized gain on distributions.........................................             25,251             150,291
   Net unrealized appreciation (depreciation) of Investments during the year..             21,490             444,389
                                                                                ------------------  ------------------
     Net gain (loss) on investments...........................................             59,775             534,102
                                                                                ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations..........  $          66,958   $         574,021
                                                                                ==================  ==================

                                                                                    LORD ABBETT          LORD ABBETT
                                                                                       BOND                GROWTH
                                                                                  DEBENTURE FUND     OPPORTUNITIES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $         116,374    $              --
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................             (21,290)              (1,423)
                                                                                -------------------  -------------------
     Total expenses...........................................................             (21,290)              (1,423)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              95,084               (1,423)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (14,306)              (2,319)
   Net realized gain on distributions.........................................                  --                4,983
   Net unrealized appreciation (depreciation) of Investments during the year..             183,528                 (914)
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             169,222                1,750
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $         264,306    $             327
                                                                                ===================  ===================

(15) Effective July 29, 2016 LKCM Aquinas Growth Fund merged with LKCM Aquinas Value fund.

(16)  Formerly LKCM Aquinas Value Fund. Change effective August 19, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-142

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-143

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                  LORD ABBETT
                                                                                  CALIBRATED
                                                                                   DIVIDEND            LORD ABBETT
                                                                                  GROWTH FUND       TOTAL RETURN FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           2,849    $         104,564
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,814)              (9,151)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (1,814)              (9,151)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................              1,035               95,413
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              1,761                  794
   Net realized gain on distributions........................................              9,894               15,600
   Net unrealized appreciation (depreciation) of Investments during the year.              6,554              (55,457)
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             18,209              (39,063)
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          19,244    $          56,350
                                                                               ==================  ===================


                                                                                   LORD ABBETT        LORD ABBETT
                                                                                   DEVELOPING        INTERNATIONAL
                                                                                   GROWTH FUND     CORE EQUITY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --   $           5,709
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (9,374)             (1,519)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (9,374)             (1,519)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (9,374)              4,190
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (178,221)             (2,383)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.            108,365              (6,131)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            (69,856)             (8,514)
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         (79,230)  $          (4,324)
                                                                               ==================  ==================


                                                                                   LORD ABBETT
                                                                                      VALUE             CLEARBRIDGE
                                                                               OPPORTUNITIES FUND       VALUE TRUST
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................   $              --    $           1,796
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (25,101)              (1,978)
                                                                               -------------------  -------------------
     Total expenses..........................................................             (25,101)              (1,978)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................             (25,101)                (182)
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (86,104)               1,185
   Net realized gain on distributions........................................             215,783                   --
   Net unrealized appreciation (depreciation) of Investments during the year.             430,473               30,387
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................             560,152               31,572
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $         535,051    $          31,390
                                                                               ===================  ===================


                                                                                                       MASSMUTUAL
                                                                                   BMO MID-CAP       RETIRESMART(SM)
                                                                                   VALUE FUND           2010 FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           7,066   $           1,417
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (2,889)               (386)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (2,889)               (386)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              4,177               1,031
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (24,099)             (1,706)
   Net realized gain on distributions........................................            189,774                  --
   Net unrealized appreciation (depreciation) of Investments during the year.            (58,029)              2,795
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            107,646               1,089
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         111,823   $           2,120
                                                                               ==================  ==================


                                                                                MFS(R) EMERGING      MASSACHUSETTS
                                                                                    MARKETS        INVESTORS GROWTH
                                                                                   DEBT FUND          STOCK FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          20,411   $          21,516
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (4,092)             (5,892)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (4,092)             (5,892)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             16,319              15,624
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                633              19,906
   Net realized gain on distributions........................................                 --             140,836
   Net unrealized appreciation (depreciation) of Investments during the year.             15,439              16,862
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             16,072             177,604
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          32,391   $         193,228
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-144

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-145

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                           MFS
                                                                                                      INTERNATIONAL
                                                                                    MFS HIGH               NEW
                                                                                   INCOME FUND       DISCOVERY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $         71,947   $           4,467
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (7,377)             (1,786)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (7,377)             (1,786)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             64,570               2,681
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (44,593)              3,845
   Net realized gain on distributions........................................                 --               3,726
   Net unrealized appreciation (depreciation) of Investments during the year.            135,043             (10,162)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             90,450              (2,591)
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $        155,020   $              90
                                                                               ==================  ==================



                                                                                  MFS MID CAP            MFS NEW
                                                                                  GROWTH FUND        DISCOVERY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (4,081)             (1,067)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (4,081)             (1,067)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (4,081)             (1,067)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             17,535              14,583
   Net realized gain on distributions........................................             26,659              50,434
   Net unrealized appreciation (depreciation) of Investments during the year.            (16,596)            138,233
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             27,598             203,250
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          23,517   $         202,183
                                                                               ==================  ==================



                                                                                  MFS RESEARCH         MFS TOTAL
                                                                               INTERNATIONAL FUND     RETURN FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          53,981   $          62,794
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (24,157)            (12,874)
                                                                               ------------------  ------------------
     Total expenses..........................................................            (24,157)            (12,874)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             29,824              49,920
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (39,614)             37,785
   Net realized gain on distributions........................................                 --              39,957
   Net unrealized appreciation (depreciation) of Investments during the year.            (44,002)            105,428
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            (83,616)            183,170
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         (53,792)  $         233,090
                                                                               ==================  ==================



                                                                                       MFS                 MFS
                                                                                 UTILITIES FUND        VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $        177,108   $         172,808
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................            (31,321)            (31,868)
                                                                               ------------------  ------------------
     Total expenses..........................................................            (31,321)            (31,868)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................            145,787             140,940
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (174,639)            301,116
   Net realized gain on distributions........................................                 --             162,457
   Net unrealized appreciation (depreciation) of Investments during the year.            530,619             591,616
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            355,980           1,055,189
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $        501,767   $       1,196,129
                                                                               ==================  ==================


                                                                                                           MFS
                                                                                   MFS TOTAL          MASSACHUSETTS
                                                                               RETURN BOND FUND      INVESTORS TRUST
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          38,088    $          13,838
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (7,412)              (8,827)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (7,412)              (8,827)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             30,676                5,011
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              1,598              121,687
   Net realized gain on distributions........................................                 --               66,965
   Net unrealized appreciation (depreciation) of Investments during the year.             (2,325)             (52,786)
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................               (727)             135,866
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          29,949    $         140,877
                                                                               ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-146

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-147

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                      MFS
                                                                                 INTERNATIONAL         MFS CORE
                                                                                  GROWTH FUND         EQUITY FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           1,594   $          14,712
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,780)             (9,832)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (1,780)             (9,832)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................               (186)              4,880
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                374             (61,040)
   Net realized gain on distributions........................................                 --              74,771
   Net unrealized appreciation (depreciation) of Investments during the year.              2,370             237,755
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              2,744             251,486
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           2,558   $         256,366
                                                                               ==================  ==================


                                                                                       MFS                  MFS
                                                                                   GOVERNMENT          INTERNATIONAL
                                                                                 SECURITIES FUND        VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $         102,722   $         172,758
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (16,740)            (11,213)
                                                                               -------------------  ------------------
     Total expenses..........................................................             (16,740)            (11,213)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              85,982             161,545
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              (5,602)            154,613
   Net realized gain on distributions........................................                  --              11,500
   Net unrealized appreciation (depreciation) of Investments during the year.             (33,899)             89,371
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             (39,501)            255,484
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          46,481   $         417,029
                                                                               ===================  ==================



                                                                                       MFS             MFS CORE
                                                                                 TECHNOLOGY FUND     EQUITY SERIES
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --   $              98
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (759)                (87)
                                                                               ------------------  ------------------
     Total expenses..........................................................               (759)                (87)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................               (759)                 11
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                506                  (7)
   Net realized gain on distributions........................................              2,015               1,048
   Net unrealized appreciation (depreciation) of Investments during the year.              5,342                 272
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              7,863               1,313
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           7,104   $           1,324
                                                                               ==================  ==================



                                                                                       MFS                  MFS
                                                                                UTILITIES SERIES        GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................   $          10,579    $              --
                                                                               -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................              (1,856)              (1,756)
                                                                               -------------------  -------------------
     Total expenses..........................................................              (1,856)              (1,756)
                                                                               -------------------  -------------------
     Net Investment income (loss)............................................               8,723               (1,756)
                                                                               -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              (7,886)               3,404
   Net realized gain on distributions........................................               6,242                2,785
   Net unrealized appreciation (depreciation) of Investments during the year.              23,479               (2,272)
                                                                               -------------------  -------------------
     Net gain (loss) on investments..........................................              21,835                3,917
                                                                               -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........   $          30,558    $           2,161
                                                                               ===================  ===================

                                                                                                        BLACKROCK
                                                                                       MFS               GLOBAL
                                                                                   HIGH YIELD          ALLOCATION
                                                                                    PORTFOLIO          FUND, INC.
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           8,905   $          90,481
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (915)            (58,935)
                                                                               ------------------  ------------------
     Total expenses..........................................................               (915)            (58,935)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              7,990              31,546
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (1,030)           (113,785)
   Net realized gain on distributions........................................                 --              75,774
   Net unrealized appreciation (depreciation) of Investments during the year.              9,017             297,185
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              7,987             259,174
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          15,977   $         290,720
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-148

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-149

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                         BLACKROCK
                                                                                    BLACKROCK              VALUE
                                                                                    LARGE CAP          OPPORTUNITIES
                                                                                    CORE FUND           FUND, INC.
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $             442   $              --
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (496)               (804)
                                                                               -------------------  ------------------
     Total expenses..........................................................                (496)               (804)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................                 (54)               (804)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               3,948                 307
   Net realized gain on distributions........................................               3,774               2,645
   Net unrealized appreciation (depreciation) of Investments during the year.              (2,469)             11,630
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................               5,253              14,582
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $           5,199   $          13,778
                                                                               ===================  ==================


                                                                                   BLACKROCK            BLACKROCK
                                                                                   SMALL CAP          MID CAP VALUE
                                                                                GROWTH FUND II     OPPORTUNITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           1,548    $           7,823
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (4,943)             (12,101)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (4,943)             (12,101)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             (3,395)              (4,278)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (30,207)             (23,198)
   Net realized gain on distributions........................................                 --               88,569
   Net unrealized appreciation (depreciation) of Investments during the year.            116,369              281,377
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             86,162              346,748
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          82,767    $         342,470
                                                                               ==================  ===================

                                                                                    BLACKROCK
                                                                                  INTERNATIONAL         BLACKROCK
                                                                                  OPPORTUNITIES      MID CAP GROWTH
                                                                                    PORTFOLIO       EQUITY PORTFOLIO
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          49,456   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (5,085)             (2,585)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (5,085)             (2,585)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             44,371              (2,585)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (13,643)              8,119
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.            (25,838)             (1,970)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            (39,481)              6,149
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           4,890   $           3,564
                                                                               ==================  ==================


                                                                                VICTORY MUNDER          NEUBERGER
                                                                                 MID-CAP CORE        BERMAN SOCIALLY
                                                                                  GROWTH FUND        RESPONSIVE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --    $          15,934
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (7,863)              (7,989)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (7,863)              (7,989)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             (7,863)               7,945
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            160,530              (63,292)
   Net realized gain on distributions........................................            368,600               92,853
   Net unrealized appreciation (depreciation) of Investments during the year.           (250,600)              96,428
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            278,530              125,989
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         270,667    $         133,934
                                                                               ==================  ===================


                                                                                   NUVEEN NWQ         THE OAKMARK
                                                                                  INTERNATIONAL      INTERNATIONAL
                                                                                   VALUE FUND       SMALL CAP FUND
                                                                                SUB-ACCOUNT (17)      SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $             663   $          10,515
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (290)             (1,555)
                                                                               ------------------  ------------------
     Total expenses..........................................................               (290)             (1,555)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                373               8,960
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               (141)            (14,873)
   Net realized gain on distributions........................................                 --               2,606
   Net unrealized appreciation (depreciation) of Investments during the year.                701              28,422
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................                560              16,155
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $             933   $          25,115
                                                                               ==================  ==================

(17) Formerly Nuveen Tradewinds International Value Fund. Change effective August 1, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-150

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-151

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                  THE OAKMARK        OPPENHEIMER
                                                                                  EQUITY AND           CAPITAL
                                                                                  INCOME FUND     APPRECIATION FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................   $        181,384   $             621
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................                 --              (4,901)
                                                                              ------------------  ------------------
     Total expenses.........................................................                 --              (4,901)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................            181,384              (4,280)
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................            (50,755)            (64,322)
   Net realized gain on distributions.......................................            308,177              33,037
   Net unrealized appreciation (depreciation) of Investments during the year            938,397                 712
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................          1,195,819             (30,573)
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $      1,377,203   $         (34,853)
                                                                              ==================  ==================

                                                                                                      OPPENHEIMER
                                                                                  OPPENHEIMER           GLOBAL
                                                                                  GLOBAL FUND     OPPORTUNITIES FUND
                                                                                  SUB-ACCOUNT      SUB-ACCOUNT (18)
                                                                              ------------------  -------------------
INVESTMENT INCOME:
   Dividends................................................................   $         33,833    $              13
                                                                              ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (24,120)                  (7)
                                                                              ------------------  -------------------
     Total expenses.........................................................            (24,120)                  (7)
                                                                              ------------------  -------------------
     Net Investment income (loss)...........................................              9,713                    6
                                                                              ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................            (47,033)                  --
   Net realized gain on distributions.......................................                 --                  365
   Net unrealized appreciation (depreciation) of Investments during the year            (49,968)                (517)
                                                                              ------------------  -------------------
     Net gain (loss) on investments.........................................            (97,001)                (152)
                                                                              ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations........   $        (87,288)   $            (146)
                                                                              ==================  ===================

                                                                                  OPPENHEIMER
                                                                                 INTERNATIONAL       OPPENHEIMER
                                                                                  GROWTH FUND     MAIN STREET FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................   $         37,784   $           2,581
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (5,602)             (2,313)
                                                                              ------------------  ------------------
     Total expenses.........................................................             (5,602)             (2,313)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             32,182                 268
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             29,514                 515
   Net realized gain on distributions.......................................                 --               4,507
   Net unrealized appreciation (depreciation) of Investments during the year           (127,432)             17,489
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            (97,918)             22,511
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $        (65,736)  $          22,779
                                                                              ==================  ==================

                                                                                  OPPENHEIMER        OPPENHEIMER
                                                                               GLOBAL STRATEGIC      MAIN STREET
                                                                                  INCOME FUND       MID CAP FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $          30,146   $          23,291
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (7,344)            (18,188)
                                                                              ------------------  ------------------
     Total expenses.........................................................             (7,344)            (18,188)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             22,802               5,103
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             (2,774)             12,545
   Net realized gain on distributions.......................................                 --              57,728
   Net unrealized appreciation (depreciation) of Investments during the year             22,822             253,960
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................             20,048             324,233
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $          42,850   $         329,336
                                                                              ==================  ==================

                                                                                  OPPENHEIMER
                                                                                  DEVELOPING         OPPENHEIMER
                                                                                 MARKETS FUND        EQUITY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $          16,790   $           1,781
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (22,763)             (1,555)
                                                                              ------------------  ------------------
     Total expenses.........................................................            (22,763)             (1,555)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             (5,973)                226
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................           (135,300)              3,162
   Net realized gain on distributions.......................................                 --               9,499
   Net unrealized appreciation (depreciation) of Investments during the year            500,047              (1,815)
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            364,747              10,846
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         358,774   $          11,072
                                                                              ==================  ==================

(18)  Funded as of September 28, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-152

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-153

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                   OPPENHEIMER        OPPENHEIMER
                                                                                     CAPITAL         INTERNATIONAL
                                                                                   INCOME FUND         BOND FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              22   $         192,908
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                 (8)            (34,689)
                                                                               ------------------  ------------------
     Total expenses..........................................................                 (8)            (34,689)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                 14             158,219
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 --             (94,179)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.                 34             163,213
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................                 34              69,034
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $              48   $         227,253
                                                                               ==================  ==================

                                                                                   OPPENHEIMER          OPPENHEIMER
                                                                                     MID CAP            MAIN STREET
                                                                                   VALUE FUND         SELECT FUND(R)
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $           2,934   $          11,905
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (4,377)             (8,423)
                                                                               -------------------  ------------------
     Total expenses..........................................................              (4,377)             (8,423)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              (1,443)              3,482
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              16,037              13,649
   Net realized gain on distributions........................................                  --              66,671
   Net unrealized appreciation (depreciation) of Investments during the year.              85,449               9,558
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             101,486              89,878
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         100,043   $          93,360
                                                                               ===================  ==================

                                                                                  OPPENHEIMER
                                                                                GOLD & SPECIAL         OPPENHEIMER
                                                                                 MINERALS FUND      REAL ESTATE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $         114,569    $          39,004
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (16,207)             (11,016)
                                                                               ------------------  -------------------
     Total expenses..........................................................            (16,207)             (11,016)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             98,362               27,988
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (22,041)               6,516
   Net realized gain on distributions........................................                 --              179,658
   Net unrealized appreciation (depreciation) of Investments during the year.            488,032             (144,170)
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            465,991               42,004
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         564,353    $          69,992
                                                                               ==================  ===================

                                                                                   OPPENHEIMER        OPPENHEIMER
                                                                                     EQUITY          INTERNATIONAL
                                                                                   INCOME FUND     DIVERSIFIED FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           8,149   $             390
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (2,006)               (914)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (2,006)               (914)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              6,143                (524)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (1,748)              1,265
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.             45,067                (445)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             43,319                 820
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          49,462   $             296
                                                                               ==================  ==================

                                                                                   OPPENHEIMER            PUTNAM
                                                                                     RISING               GLOBAL
                                                                                 DIVIDENDS FUND         EQUITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $              93   $             580
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (101)               (348)
                                                                               -------------------  ------------------
     Total expenses..........................................................                (101)               (348)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................                  (8)                232
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                  (7)                701
   Net realized gain on distributions........................................                 443                  --
   Net unrealized appreciation (depreciation) of Investments during the year.                (104)               (772)
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................                 332                 (71)
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $             324   $             161
                                                                               ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-154

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-155

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                          PUTNAM VT
                                                                                     PUTNAM VT          INTERNATIONAL
                                                                                  HIGH YIELD FUND        GROWTH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $          23,235    $           1,184
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (2,616)                (884)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (2,616)                (884)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              20,619                  300
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (2,904)                 (53)
   Net realized gain on distributions.........................................                  --                   --
   Net unrealized appreciation (depreciation) of Investments during the year..              33,869              (10,018)
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              30,965              (10,071)
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          51,584    $          (9,771)
                                                                                ===================  ===================

                                                                                     PUTNAM VT            PUTNAM VT
                                                                                     MULTI-CAP            SMALL CAP
                                                                                    GROWTH FUND          VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $           3,839    $           2,516
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (3,022)              (1,529)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (3,022)              (1,529)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                 817                  987
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              28,138                    3
   Net realized gain on distributions.........................................              53,169               21,479
   Net unrealized appreciation (depreciation) of Investments during the year..             (55,498)              31,565
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              25,809               53,047
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          26,626    $          54,034
                                                                                ===================  ===================

                                                                                      PIONEER
                                                                                    DISCIPLINED       PIONEER EMERGING
                                                                                    VALUE FUND          MARKETS FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $             984    $              --
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,091)              (7,492)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (1,091)              (7,492)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                (107)              (7,492)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (3,443)            (109,229)
   Net realized gain on distributions.........................................                  --                   --
   Net unrealized appreciation (depreciation) of Investments during the year..              15,955              182,023
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              12,512               72,794
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          12,405    $          65,302
                                                                                ===================  ===================

                                                                                                           PIONEER
                                                                                  PIONEER EQUITY         FUNDAMENTAL
                                                                                    INCOME FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT (19)        SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $              27   $               37
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                 (15)                (187)
                                                                                -------------------  -------------------
     Total expenses...........................................................                 (15)                (187)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                  12                 (150)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                   1                2,387
   Net realized gain on distributions.........................................                 227                  219
   Net unrealized appreciation (depreciation) of Investments during the year..                  16               (1,828)
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................                 244                  778
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $             256   $              628
                                                                                ===================  ===================

                                                                                     ALLIANZGI            ALLIANZGI
                                                                                 NFJ INTERNATIONAL      NFJ SMALL-CAP
                                                                                    VALUE FUND           VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $            1,282   $           26,329
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                (344)             (11,776)
                                                                                -------------------  -------------------
     Total expenses...........................................................                (344)             (11,776)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                 938               14,553
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (2,675)             (68,868)
   Net realized gain on distributions.........................................                  --               44,673
   Net unrealized appreciation (depreciation) of Investments during the year..              (2,097)             353,325
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              (4,772)             329,130
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $           (3,834)  $          343,683
                                                                                ===================  ===================

(19)  Funded as of January 12, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-156

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-157

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                   ALLIANZGI          AMG MANAGERS
                                                                                 NFJ DIVIDEND            CADENCE
                                                                                  VALUE FUND          MID CAP FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $         130,910    $             139
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (47,000)                (347)
                                                                               ------------------  -------------------
     Total expenses..........................................................            (47,000)                (347)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             83,910                 (208)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            165,197                2,772
   Net realized gain on distributions........................................            207,369                1,377
   Net unrealized appreciation (depreciation) of Investments during the year.            347,668               (2,153)
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            720,234                1,996
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         804,144    $           1,788
                                                                               ==================  ===================

                                                                                      PIMCO
                                                                                EMERGING MARKETS
                                                                                    BOND FUND         PIONEER FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          36,062   $           6,434
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (5,690)             (6,477)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (5,690)             (6,477)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             30,372                 (43)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (78,089)            (14,773)
   Net realized gain on distributions........................................                 --             104,790
   Net unrealized appreciation (depreciation) of Investments during the year.            124,758             (39,209)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             46,669              50,808
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          77,041   $          50,765
                                                                               ==================  ==================

                                                                                                         PIONEER
                                                                                    PIONEER             STRATEGIC
                                                                                HIGH YIELD FUND        INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          97,292    $         130,935
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................            (11,013)             (18,430)
                                                                               ------------------  -------------------
     Total expenses..........................................................            (11,013)             (18,430)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             86,279              112,505
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (63,525)              (9,681)
   Net realized gain on distributions........................................                 --                   --
   Net unrealized appreciation (depreciation) of Investments during the year.            213,872              148,634
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................            150,347              138,953
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $         236,626    $         251,458
                                                                               ==================  ===================

                                                                                     PIONEER              PIONEER
                                                                                     MID CAP          SELECT MID CAP
                                                                                   VALUE FUND           GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $           4,806   $              --
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (9,231)             (5,454)
                                                                               -------------------  ------------------
     Total expenses..........................................................              (9,231)             (5,454)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              (4,425)             (5,454)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (24,211)              2,252
   Net realized gain on distributions........................................              65,164              10,404
   Net unrealized appreciation (depreciation) of Investments during the year.             100,836              13,011
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             141,789              25,667
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         137,364   $          20,213
                                                                               ===================  ==================

                                                                                                        PUTNAM
                                                                                  PIMCO TOTAL           EQUITY
                                                                                RETURN III FUND       INCOME FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           5,670   $           9,700
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,941)             (4,974)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (1,941)             (4,974)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              3,729               4,726
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (2,301)              1,125
   Net realized gain on distributions........................................                147               5,781
   Net unrealized appreciation (depreciation) of Investments during the year.              2,034              66,905
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................               (120)             73,811
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           3,609   $          78,537
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-158

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-159

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                     PUTNAM             PUTNAM
                                                                                   HIGH YIELD        INTERNATIONAL
                                                                                 ADVANTAGE FUND       EQUITY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          71,506   $          11,589
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (8,565)             (1,471)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (8,565)             (1,471)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             62,941              10,118
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (44,600)              3,316
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.            151,338             (28,172)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            106,738             (24,856)
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         169,679   $         (14,738)
                                                                               ==================  ==================


                                                                                     PUTNAM
                                                                                    MULTI-CAP           PUTNAM
                                                                                   GROWTH FUND       VOYAGER FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $             --   $               7
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (50)                 (9)
                                                                               ------------------  ------------------
     Total expenses..........................................................                (50)                 (9)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                (50)                 (2)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                545                  19
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.               (198)                 37
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................                347                  56
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $            297   $              54
                                                                               ==================  ==================

                                                                                     PUTNAM
                                                                                  INTERNATIONAL           PUTNAM
                                                                                     CAPITAL             SMALL CAP
                                                                               OPPORTUNITIES FUND       GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $           5,072   $               8
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (1,671)             (1,035)
                                                                               -------------------  ------------------
     Total expenses..........................................................              (1,671)             (1,035)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               3,401              (1,027)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              (3,773)              4,180
   Net realized gain on distributions........................................                  --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.              (8,940)             12,342
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................             (12,713)             16,522
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          (9,312)  $          15,495
                                                                               ===================  ==================


                                                                                                          ROYCE
                                                                                     ROYCE          SMALLER-COMPANIES
                                                                               TOTAL RETURN FUND       GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           7,375    $             --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (4,132)             (1,774)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (4,132)             (1,774)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              3,243              (1,774)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................            (28,907)            (12,850)
   Net realized gain on distributions........................................             68,808              53,344
   Net unrealized appreciation (depreciation) of Investments during the year.             84,969               3,788
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................            124,870              44,282
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $         128,113    $         42,508
                                                                               ==================  ==================


                                                                                      ROYCE
                                                                                    SMALL-CAP
                                                                                   VALUE FUND        RS VALUE FUND
                                                                                   SUB-ACCOUNT     SUB-ACCOUNT (20)
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $             442   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (2,698)                 --
                                                                               ------------------  ------------------
     Total expenses..........................................................             (2,698)                 --
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             (2,256)                 --
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................           (180,871)            145,108
   Net realized gain on distributions........................................             21,307                  --
   Net unrealized appreciation (depreciation) of Investments during the year.            189,374             (11,825)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             29,810             133,283
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          27,554   $         133,283
                                                                               ==================  ==================

(20)  Effective July 29,2016 RS Value Fund merged with Victory RS Value Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-160

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-161

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                     COLUMBIA             COLUMBIA
                                                                                DIVERSIFIED EQUITY      SMALL/MID CAP
                                                                                    INCOME FUND          VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $           1,714    $           1,211
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                (662)              (2,749)
                                                                                -------------------  -------------------
     Total expenses...........................................................                (662)              (2,749)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               1,052               (1,538)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               1,127               (3,220)
   Net realized gain on distributions.........................................               1,899                   --
   Net unrealized appreciation (depreciation) of Investments during the year..               9,825               44,447
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              12,851               41,227
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          13,903    $          39,689
                                                                                ===================  ===================

                                                                                     COLUMBIA            RIDGEWORTH
                                                                                   MULTI-ADVISOR           CEREDEX
                                                                                     SMALL CAP         SMALL CAP VALUE
                                                                                    VALUE FUND           EQUITY FUND
                                                                                 SUB-ACCOUNT (31)     SUB-ACCOUNT (21)
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $              --    $          11,018
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                 (40)             (10,202)
                                                                                -------------------  -------------------
     Total expenses...........................................................                 (40)             (10,202)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                 (40)                 816
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (1,259)             (33,005)
   Net realized gain on distributions.........................................                  --               65,226
   Net unrealized appreciation (depreciation) of Investments during the year..               1,358              285,225
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................                  99              317,446
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $              59    $         318,262
                                                                                ===================  ===================

                                                                                    RIDGEWORTH
                                                                                      CEREDEX            RIDGEWORTH
                                                                                   MID-CAP VALUE         SEIX TOTAL
                                                                                    EQUITY FUND       RETURN BOND FUND
                                                                                 SUB-ACCOUNT (22)        SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $          11,500    $           2,636
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (8,988)              (1,209)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (8,988)              (1,209)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               2,512                1,427
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................              (2,517)                (821)
   Net realized gain on distributions.........................................              43,117                2,160
   Net unrealized appreciation (depreciation) of Investments during the year..             147,405                  565
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................             188,005                1,904
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $         190,517    $           3,331
                                                                                ===================  ===================

                                                                                    RIDGEWORTH
                                                                                      CEREDEX             DEUTSCHE
                                                                                  LARGE CAP VALUE        REAL ESTATE
                                                                                    EQUITY FUND        SECURITIES FUND
                                                                                 SUB-ACCOUNT (23)        SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $           3,422   $              450
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,211)                (160)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (1,211)                (160)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               2,211                  290
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               1,149                  834
   Net realized gain on distributions.........................................               1,003                1,363
   Net unrealized appreciation (depreciation) of Investments during the year..              38,545                 (958)
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              40,697                1,239
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          42,908   $            1,529
                                                                                ===================  ===================


                                                                                     DEUTSCHE             DEUTSCHE
                                                                                      EQUITY               CAPITAL
                                                                                   DIVIDEND FUND         GROWTH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $            3,883   $               13
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (1,193)                 (45)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (1,193)                 (45)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               2,690                  (32)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................               6,983                   (2)
   Net realized gain on distributions.........................................                  --                  416
   Net unrealized appreciation (depreciation) of Investments during the year..              24,660                 (163)
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              31,643                  251
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $           34,333   $              219
                                                                                ===================  ===================

(21) Formerly RidgeWorth Small Cap Value Equity Fund. Change effective August 1, 2016

(22) Formerly RidgeWorth Mid-Cap Value Equity Fund. Change effective August 1, 2016

(23) Formerly RidgeWorth Large Cap Value Equity Fund. Change effective August 1, 2016

(31) Effective May 20, 2016 Columbia Multi-Advisor Small Cap Value Fund merged with Columbia Select Smaller Cap Value Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-162

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-163

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                    DEUTSCHE
                                                                                    ENHANCED
                                                                                EMERGING MARKETS     SSGA S&P 500
                                                                                  FIXED INCOME        INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           1,529   $          24,789
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (382)             (9,946)
                                                                               ------------------  ------------------
     Total expenses..........................................................               (382)             (9,946)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              1,147              14,843
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (1,426)             34,845
   Net realized gain on distributions........................................                 --             126,094
   Net unrealized appreciation (depreciation) of Investments during the year.              2,684              11,551
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              1,258             172,490
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           2,405   $         187,333
                                                                               ==================  ==================


                                                                                                       DEUTSCHE
                                                                                    DEUTSCHE            GLOBAL
                                                                                 CORE EQUITY VIP      GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           1,239   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (798)               (985)
                                                                               ------------------  ------------------
     Total expenses..........................................................               (798)               (985)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                441                (985)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             18,984                 295
   Net realized gain on distributions........................................              7,877                  --
   Net unrealized appreciation (depreciation) of Investments during the year.            (22,483)               (195)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              4,378                 100
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           4,819   $            (885)
                                                                               ==================  ==================


                                                                                                       MASSMUTUAL
                                                                                     SELECT           SELECT TOTAL
                                                                                  OVERSEAS FUND     RETURN BOND FUND
                                                                                SUB-ACCOUNT (24)    SUB-ACCOUNT (25)
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $          1,141   $           5,251
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (602)               (355)
                                                                               ------------------  ------------------
     Total expenses..........................................................               (602)               (355)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                539               4,896
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 37                (541)
   Net realized gain on distributions........................................                 --               5,294
   Net unrealized appreciation (depreciation) of Investments during the year.              4,851             (15,693)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              4,888             (10,940)
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          5,427   $          (6,044)
                                                                               ==================  ==================

                                                                                    SELECT
                                                                                T. ROWE PRICE/       SELECT WESTERN
                                                                                   FRONTIER             STRATEGIC
                                                                                 MC GR II FUND          BOND FUND
                                                                               SUB-ACCOUNT (26)     SUB-ACCOUNT (27)
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --   $           3,404
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (29)                 --
                                                                               ------------------  ------------------
     Total expenses..........................................................                (29)                 --
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                (29)              3,404
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                  1                 (67)
   Net realized gain on distributions........................................                474                  --
   Net unrealized appreciation (depreciation) of Investments during the year.               (425)             (4,796)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................                 50              (4,863)
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $              21   $          (1,459)
                                                                               ==================  ==================


                                                                                                       CLEARBRIDGE
                                                                                  CLEARBRIDGE          AGGRESSIVE
                                                                               APPRECIATION FUND       GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           3,671    $             229
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (2,445)                (985)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (2,445)                (985)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................              1,226                 (756)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              4,507               13,780
   Net realized gain on distributions........................................              8,135                3,282
   Net unrealized appreciation (depreciation) of Investments during the year.             11,310              (15,375)
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             23,952                1,687
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          25,178    $             931
                                                                               ==================  ===================

(24)  Funded as of February 22, 2016

(25)  Funded as of February 9, 2016

(26)  Funded as of March 9, 2016

(27)  Funded as of June 3, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-164

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-165

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                  CLEARBRIDGE        CLEARBRIDGE
                                                                              ALL CAP VALUE FUND    MID CAP FUND
                                                                                  SUB-ACCOUNT     SUB-ACCOUNT (28)
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $             192   $           1,351
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................               (257)             (4,644)
                                                                              ------------------  ------------------
     Total expenses.........................................................               (257)             (4,644)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................                (65)             (3,293)
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................               (637)             10,056
   Net realized gain on distributions.......................................              2,918              10,838
   Net unrealized appreciation (depreciation) of Investments during the year              1,287              94,558
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................              3,568             115,452
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $           3,503   $         112,159
                                                                              ==================  ==================

                                                                                  CLEARBRIDGE         THORNBURG
                                                                                   SMALL CAP        INTERNATIONAL
                                                                                  GROWTH FUND        VALUE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $              --   $          45,488
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (4,436)            (23,547)
                                                                              ------------------  ------------------
     Total expenses.........................................................             (4,436)            (23,547)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             (4,436)             21,941
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................              5,895            (118,415)
   Net realized gain on distributions.......................................             20,078                  --
   Net unrealized appreciation (depreciation) of Investments during the year             18,244             (23,449)
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................             44,217            (141,864)
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $          39,781   $        (119,923)
                                                                              ==================  ==================


                                                                                   THORNBURG          THORNBURG
                                                                                  VALUE FUND      CORE GROWTH FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................   $          6,282   $              --
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (10,966)             (6,762)
                                                                              ------------------  ------------------
     Total expenses.........................................................            (10,966)             (6,762)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             (4,684)             (6,762)
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             36,501              64,803
   Net realized gain on distributions.......................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year             47,354             (88,723)
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................             83,855             (23,920)
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........   $         79,171   $         (30,682)
                                                                              ==================  ==================

                                                                                TIMOTHY PLAN         T. ROWE PRICE
                                                                                LARGE/MID CAP           GROWTH
                                                                                 VALUE FUND        STOCK FUND, INC.
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $              --   $              --
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (1,839)            (57,316)
                                                                              ------------------  ------------------
     Total expenses.........................................................             (1,839)            (57,316)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             (1,839)            (57,316)
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................            (10,234)            121,180
   Net realized gain on distributions.......................................              3,292             162,532
   Net unrealized appreciation (depreciation) of Investments during the year             27,922            (195,938)
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................             20,980              87,774
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $          19,141   $          30,458
                                                                              ==================  ==================

                                                                                T. ROWE PRICE        T. ROWE PRICE
                                                                                   EQUITY           RETIREMENT 2010
                                                                                 INCOME FUND             FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $          23,992    $         21,040
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (10,736)            (11,337)
                                                                              ------------------  ------------------
     Total expenses.........................................................            (10,736)            (11,337)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             13,256               9,703
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             19,912              15,475
   Net realized gain on distributions.......................................             72,563              31,981
   Net unrealized appreciation (depreciation) of Investments during the year            113,696              26,817
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            206,171              74,273
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         219,427    $         83,976
                                                                              ==================  ==================

(28)  Formerly ClearBridge Mid Cap Core Fund. Change effective January 4,
      2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-166

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-167

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                 T. ROWE PRICE       T. ROWE PRICE
                                                                                RETIREMENT 2020     RETIREMENT 2030
                                                                                     FUND                FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $         135,105    $        110,397
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (68,658)            (68,047)
                                                                              ------------------  ------------------
     Total expenses.........................................................            (68,658)            (68,047)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             66,447              42,350
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             78,583              49,066
   Net realized gain on distributions.......................................            187,069             264,953
   Net unrealized appreciation (depreciation) of Investments during the year            288,816             258,601
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            554,468             572,620
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         620,915    $        614,970
                                                                              ==================  ==================

                                                                                T. ROWE PRICE        T. ROWE PRICE
                                                                               RETIREMENT 2040      RETIREMENT 2050
                                                                                    FUND                 FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $          47,470    $         21,664
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (40,521)            (20,006)
                                                                              ------------------  ------------------
     Total expenses.........................................................            (40,521)            (20,006)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................              6,949               1,658
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             56,139              29,673
   Net realized gain on distributions.......................................            185,131              79,761
   Net unrealized appreciation (depreciation) of Investments during the year             81,018              46,545
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            322,288             155,979
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         329,237    $        157,637
                                                                              ==================  ==================

                                                                                T. ROWE PRICE
                                                                                 RETIREMENT           UBS GLOBAL
                                                                                BALANCED FUND       ALLOCATION FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $           5,919   $             115
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (4,885)                (31)
                                                                              ------------------  ------------------
     Total expenses.........................................................             (4,885)                (31)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................              1,034                  84
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................                717                  --
   Net realized gain on distributions.......................................             11,096                  --
   Net unrealized appreciation (depreciation) of Investments during the year             11,194                  --
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................             23,007                  --
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $          24,041   $              84
                                                                              ==================  ==================

                                                                                                     VANGUARD
                                                                                   UBS US            SMALL-CAP
                                                                               ALLOCATION FUND      INDEX FUND
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT
                                                                              -----------------  -----------------
INVESTMENT INCOME:
   Dividends................................................................  $             36   $          66,233
                                                                              -----------------  -----------------

EXPENSES:
   Mortality and expense risk charges.......................................               (29)                 --
                                                                              -----------------  -----------------
     Total expenses.........................................................               (29)                 --
                                                                              -----------------  -----------------
     Net Investment income (loss)...........................................                 7              66,233
                                                                              -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................                --              37,620
   Net realized gain on distributions.......................................                --                  --
   Net unrealized appreciation (depreciation) of Investments during the year               105             607,175
                                                                              -----------------  -----------------
     Net gain (loss) on investments.........................................               105             644,795
                                                                              -----------------  -----------------
     Net increase (decrease) in net assets resulting from operations........  $            112   $         711,028
                                                                              =================  =================

                                                                                   VANGUARD          VANGUARD
                                                                                    MID-CAP         TOTAL BOND
                                                                                  INDEX FUND     MARKET INDEX FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT
                                                                              -----------------  -----------------
INVESTMENT INCOME:
   Dividends................................................................   $         41,599  $          40,832
                                                                              -----------------  -----------------

EXPENSES:
   Mortality and expense risk charges.......................................                 --                 --
                                                                              -----------------  -----------------
     Total expenses.........................................................                 --                 --
                                                                              -----------------  -----------------
     Net Investment income (loss)...........................................             41,599             40,832
                                                                              -----------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             49,679              5,513
   Net realized gain on distributions.......................................                 --                591
   Net unrealized appreciation (depreciation) of Investments during the year            243,484             20,646
                                                                              -----------------  -----------------
     Net gain (loss) on investments.........................................            293,163             26,750
                                                                              -----------------  -----------------
     Net increase (decrease) in net assets resulting from operations........   $        334,762  $          67,582
                                                                              =================  =================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-168

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-169

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                   VANGUARD            VICTORY
                                                                                  TOTAL STOCK        DIVERSIFIED
                                                                               MARKET INDEX FUND     STOCK FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $          61,482   $           8,216
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................                 --              (5,608)
                                                                              ------------------  ------------------
     Total expenses.........................................................                 --              (5,608)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             61,482               2,608
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             84,614              (1,105)
   Net realized gain on distributions.......................................                 --               6,699
   Net unrealized appreciation (depreciation) of Investments during the year            241,204              10,279
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            325,818              15,873
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         387,300   $          18,481
                                                                              ==================  ==================

                                                                                                       VICTORY
                                                                                    VICTORY           SYCAMORE
                                                                                    SPECIAL         SMALL COMPANY
                                                                                  VALUE FUND      OPPORTUNITY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $          13,071   $          12,262
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (9,509)            (20,457)
                                                                              ------------------  ------------------
     Total expenses.........................................................             (9,509)            (20,457)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................              3,562              (8,195)
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             51,476              65,834
   Net realized gain on distributions.......................................                 --             201,116
   Net unrealized appreciation (depreciation) of Investments during the year            (18,255)            817,968
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................             33,221           1,084,918
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $          36,783   $       1,076,723
                                                                              ==================  ==================

                                                                                   VICTORY
                                                                                  SYCAMORE              INVESCO
                                                                                 ESTABLISHED           SMALL CAP
                                                                                 VALUE FUND         DISCOVERY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $          34,611    $             --
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................             (2,746)            (11,436)
                                                                              ------------------  ------------------
     Total expenses.........................................................             (2,746)            (11,436)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             31,865             (11,436)
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             14,055            (140,776)
   Net realized gain on distributions.......................................             63,373              30,962
   Net unrealized appreciation (depreciation) of Investments during the year          1,019,212             140,105
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................          1,096,640              30,291
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $       1,128,505    $          18,855
                                                                              ==================  ==================


                                                                                                        INVESCO
                                                                                   INVESCO            EQUITY AND
                                                                                COMSTOCK FUND         INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $         117,955    $        295,509
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (19,873)            (72,852)
                                                                              ------------------  ------------------
     Total expenses.........................................................            (19,873)            (72,852)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             98,082             222,657
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             69,168             (62,151)
   Net realized gain on distributions.......................................            306,641             464,692
   Net unrealized appreciation (depreciation) of Investments during the year            389,190           1,553,168
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            764,999           1,955,709
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         863,081    $      2,178,366
                                                                              ==================  ==================


                                                                                   INVESCO              INVESCO
                                                                                 GROWTH AND             MID CAP
                                                                                 INCOME FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
INVESTMENT INCOME:
   Dividends................................................................  $          50,173   $              --
                                                                              ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges.......................................            (23,862)            (12,898)
                                                                              ------------------  ------------------
     Total expenses.........................................................            (23,862)            (12,898)
                                                                              ------------------  ------------------
     Net Investment income (loss)...........................................             26,311             (12,898)
                                                                              ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions........................             36,210              17,580
   Net realized gain on distributions.......................................            167,200              39,898
   Net unrealized appreciation (depreciation) of Investments during the year            305,934             (45,421)
                                                                              ------------------  ------------------
     Net gain (loss) on investments.........................................            509,344              12,057
                                                                              ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations........  $         535,655   $            (841)
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-170

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-171

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                    INVESCO             INVESCO
                                                                                    QUALITY            SMALL CAP
                                                                                  INCOME FUND         VALUE FUND
                                                                               SUB-ACCOUNT (29)       SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              52   $           2,240
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (10)             (8,220)
                                                                               ------------------  ------------------
     Total expenses..........................................................                (10)             (8,220)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                 42              (5,980)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 --             (62,463)
   Net realized gain on distributions........................................                 --              21,346
   Net unrealized appreciation (depreciation) of Investments during the year.                (44)            216,776
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................                (44)            175,659
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $              (2)  $         169,679
                                                                               ==================  ==================

                                                                                     INVESCO
                                                                                    AMERICAN           INVESCO VALUE
                                                                                   VALUE FUND       OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $           1,661   $             842
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (2,324)             (1,831)
                                                                               -------------------  ------------------
     Total expenses..........................................................              (2,324)             (1,831)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................                (663)               (989)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (23,777)              9,945
   Net realized gain on distributions........................................               6,405               5,889
   Net unrealized appreciation (depreciation) of Investments during the year.             117,193              70,248
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              99,821              86,082
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          99,158   $          85,093
                                                                               ===================  ==================

                                                                                     INVESCO            INVESCO
                                                                                   DIVERSIFIED         AMERICAN
                                                                                  DIVIDEND FUND     FRANCHISE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          11,406   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (3,203)             (4,468)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (3,203)             (4,468)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              8,203              (4,468)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              8,349               6,204
   Net realized gain on distributions........................................             16,438              28,286
   Net unrealized appreciation (depreciation) of Investments during the year.             54,735             (20,619)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             79,522              13,871
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          87,725   $           9,403
                                                                               ==================  ==================

                                                                                    INVESCO
                                                                                  GLOBAL CORE           VANGUARD
                                                                                  EQUITY FUND        500 INDEX FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $             360    $         120,451
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................               (392)                  --
                                                                               ------------------  ------------------
     Total expenses..........................................................               (392)                  --
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                (32)             120,451
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                (10)             145,597
   Net realized gain on distributions........................................                128                   --
   Net unrealized appreciation (depreciation) of Investments during the year.              1,814              447,601
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              1,932              593,198
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           1,900    $         713,649
                                                                               ==================  ==================

                                                                                   WELLS FARGO
                                                                                  INTERNATIONAL         WELLS FARGO
                                                                                   EQUITY FUND        CORE BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $           1,944   $             964
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (392)               (642)
                                                                               -------------------  ------------------
     Total expenses..........................................................                (392)               (642)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................               1,552                 322
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                (385)                199
   Net realized gain on distributions........................................                  --                 436
   Net unrealized appreciation (depreciation) of Investments during the year.               1,228              (1,079)
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................                 843                (444)
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $           2,395   $            (122)
                                                                               ===================  ==================

(29)  Formerly Invesco U.S. Mortgage Fund. Changed effective June 20, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-172

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-173

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                               COLUMBIA SELIGMAN
                                                                                COMMUNICATIONS      COLUMBIA SELIGMAN
                                                                                      AND                GLOBAL
                                                                               INFORMATION FUND      TECHNOLOGY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
INVESTMENT INCOME:
   Dividends.................................................................  $              --    $              --
                                                                               ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges........................................             (2,239)              (1,549)
                                                                               ------------------  -------------------
     Total expenses..........................................................             (2,239)              (1,549)
                                                                               ------------------  -------------------
     Net Investment income (loss)............................................             (2,239)              (1,549)
                                                                               ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              4,453                4,370
   Net realized gain on distributions........................................             28,861               17,938
   Net unrealized appreciation (depreciation) of Investments during the year.             17,074               11,760
                                                                               ------------------  -------------------
     Net gain (loss) on investments..........................................             50,388               34,068
                                                                               ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations.........  $          48,149    $          32,519
                                                                               ==================  ===================


                                                                                  COLUMBIA SELECT         TIAA-CREF
                                                                                    SMALLER-CAP        LARGE CAP VALUE
                                                                                    VALUE FUND           INDEX FUND
                                                                               SUB-ACCOUNT (30)(31)      SUB-ACCOUNT
                                                                               --------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................    $              --   $          34,272
                                                                               --------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                  (72)               (579)
                                                                               --------------------  ------------------
     Total expenses..........................................................                  (72)               (579)
                                                                               --------------------  ------------------
     Net Investment income (loss)............................................                  (72)             33,693
                                                                               --------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                   45               2,506
   Net realized gain on distributions........................................                1,037              18,091
   Net unrealized appreciation (depreciation) of Investments during the year.                1,284             157,522
                                                                               --------------------  ------------------
     Net gain (loss) on investments..........................................                2,366             178,119
                                                                               --------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........    $           2,294   $         211,812
                                                                               ====================  ==================


                                                                                   TIAA-CREF
                                                                                   LARGE CAP           TIAA-CREF
                                                                                  GROWTH FUND       BOND INDEX FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $          19,480   $           1,954
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,098)               (682)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (1,098)               (682)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................             18,382               1,272
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................              1,755                 197
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.             24,422              (4,636)
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             26,177              (4,439)
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          44,559   $          (3,167)
                                                                               ==================  ==================


                                                                                    TIAA-CREF         MM MSCI EAFE(R)
                                                                                     EQUITY            INTERNATIONAL
                                                                                   INDEX FUND           INDEX FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $          36,456   $          21,296
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (3,312)             (2,005)
                                                                               -------------------  ------------------
     Total expenses..........................................................              (3,312)             (2,005)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              33,144              19,291
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................               5,105               3,375
   Net realized gain on distributions........................................               9,919               7,925
   Net unrealized appreciation (depreciation) of Investments during the year.              84,948               3,640
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              99,972              14,940
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $         133,116   $          34,231
                                                                               ===================  ==================


                                                                                   MASSMUTUAL         MASSMUTUAL
                                                                                 RETIRESMART(SM)    RETIRESMART(SM)
                                                                                    2015 FUND          2020 FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $           6,924   $          16,741
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,236)             (6,321)
                                                                               ------------------  ------------------
     Total expenses..........................................................             (1,236)             (6,321)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................              5,688              10,420
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (2,452)            (34,410)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of Investments during the year.             14,475              55,118
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................             12,023              20,708
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $          17,711   $          31,128
                                                                               ==================  ==================

(30)  Funded May 20, 2016

(31) Effective May 20, 2016 Columbia Multi-Advisor Small Cap Value Fund merged with Columbia Select Smaller Cap Value Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-174

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-175

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                    MASSMUTUAL           MASSMUTUAL
                                                                                  RETIRESMART(SM)      RETIRESMART(SM)
                                                                                     2025 FUND            2030 FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $          19,770    $          20,464
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (6,706)              (8,092)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (6,706)              (8,092)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              13,064               12,372
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (24,707)             (21,911)
   Net realized gain on distributions.........................................               5,546                   --
   Net unrealized appreciation (depreciation) of Investments during the year..              68,427               74,935
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              49,266               53,024
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          62,330    $          65,396
                                                                                ===================  ===================

                                                                                    MASSMUTUAL           MASSMUTUAL
                                                                                  RETIRESMART(SM)      RETIRESMART(SM)
                                                                                     2035 FUND            2040 FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $          10,907    $          13,005
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (5,402)              (6,297)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (5,402)              (6,297)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               5,505                6,708
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (16,243)             (53,320)
   Net realized gain on distributions.........................................               5,312                   --
   Net unrealized appreciation (depreciation) of Investments during the year..              44,203               93,975
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              33,272               40,655
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          38,777    $          47,363
                                                                                ===================  ===================

                                                                                    MASSMUTUAL           MASSMUTUAL
                                                                                  RETIRESMART(SM)      RETIRESMART(SM)
                                                                                     2045 FUND            2050 FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $           8,104    $           5,567
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (3,381)              (3,311)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (3,381)              (3,311)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................               4,723                2,256
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (24,873)             (17,103)
   Net realized gain on distributions.........................................               6,300                1,053
   Net unrealized appreciation (depreciation) of Investments during the year..              45,205               36,308
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................              26,632               20,258
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $          31,355    $          22,514
                                                                                ===================  ===================

                                                                                    MASSMUTUAL           MASSMUTUAL
                                                                                  RETIRESMART(SM)      RETIRESMART(SM)
                                                                                IN RETIREMENT FUND          2055
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................   $             314    $           1,260
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................                 (13)                (754)
                                                                                -------------------  -------------------
     Total expenses...........................................................                 (13)                (754)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................                 301                  506
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................                (128)                 263
   Net realized gain on distributions.........................................                  --                1,254
   Net unrealized appreciation (depreciation) of Investments during the year..                 405                4,322
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................                 277                5,839
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........   $             578    $           6,345
                                                                                ===================  ===================

                                                                                                         CLEARBRIDGE
                                                                                 AMERICAN CENTURY         SMALL CAP
                                                                                   HERITAGE FUND         VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
INVESTMENT INCOME:
   Dividends..................................................................  $               --   $               --
                                                                                -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges.........................................              (4,540)                 (16)
                                                                                -------------------  -------------------
     Total expenses...........................................................              (4,540)                 (16)
                                                                                -------------------  -------------------
     Net Investment income (loss).............................................              (4,540)                 (16)
                                                                                -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions..........................             (53,581)                  (5)
   Net realized gain on distributions.........................................              53,350                  209
   Net unrealized appreciation (depreciation) of Investments during the year..               6,878                  303
                                                                                -------------------  -------------------
     Net gain (loss) on investments...........................................               6,647                  507
                                                                                -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations..........  $            2,107   $              491
                                                                                ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-176

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-177

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                    OAK RIDGE
                                                                                    SMALL CAP            HIMCO VIT
                                                                                   GROWTH FUND          INDEX FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $              60   $         223,624
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................              (5,461)            (51,320)
                                                                               -------------------  ------------------
     Total expenses..........................................................              (5,461)            (51,320)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................              (5,401)            172,304
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................             (17,816)            113,488
   Net realized gain on distributions........................................              36,218             743,208
   Net unrealized appreciation (depreciation) of Investments during the year.              (2,759)             52,467
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................              15,643             909,163
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $          10,242   $       1,081,467
                                                                               ===================  ==================


                                                                                   MASSMUTUAL         FIDELITY VIP
                                                                                PREMIER SMALL CAP     FREEDOM 2035
                                                                               OPPORTUNITIES FUND       PORTFOLIO
                                                                                SUB-ACCOUNT (32)    SUB-ACCOUNT (33)
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $             409   $               1
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                 --                  (4)
                                                                               ------------------  ------------------
     Total expenses..........................................................                 --                  (4)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                409                  (3)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                345               1,096
   Net realized gain on distributions........................................              1,036                 731
   Net unrealized appreciation (depreciation) of Investments during the year.              2,845                   1
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................              4,226               1,828
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $           4,635   $           1,825
                                                                               ==================  ==================


                                                                                 FIDELITY VIP
                                                                                 FREEDOM 2050        IVY SMALL CAP
                                                                                   PORTFOLIO          GROWTH FUND
                                                                                  SUB-ACCOUNT      SUB-ACCOUNT (34)
                                                                               ------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................  $               4   $              --
                                                                               ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                 (1)                (24)
                                                                               ------------------  ------------------
     Total expenses..........................................................                 (1)                (24)
                                                                               ------------------  ------------------
     Net Investment income (loss)............................................                  3                 (24)
                                                                               ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 --                   1
   Net realized gain on distributions........................................                  8               1,016
   Net unrealized appreciation (depreciation) of Investments during the year.                 16                 221
                                                                               ------------------  ------------------
     Net gain (loss) on investments..........................................                 24               1,238
                                                                               ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........  $              27   $           1,214
                                                                               ==================  ==================

                                                                                                         JPMORGAN
                                                                                   MSIF GLOBAL        U.S. GOVERNMENT
                                                                                   OPPORTUNITY         MONEY MARKET
                                                                                    PORTFOLIO              FUND
                                                                                   SUB-ACCOUNT       SUB-ACCOUNT (35)
                                                                               -------------------  ------------------
INVESTMENT INCOME:
   Dividends.................................................................   $              --   $              67
                                                                               -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges........................................                (528)             (4,354)
                                                                               -------------------  ------------------
     Total expenses..........................................................                (528)             (4,354)
                                                                               -------------------  ------------------
     Net Investment income (loss)............................................                (528)             (4,287)
                                                                               -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                (244)                 --
   Net realized gain on distributions........................................               3,541                  --
   Net unrealized appreciation (depreciation) of Investments during the year.              (2,521)                 --
                                                                               -------------------  ------------------
     Net gain (loss) on investments..........................................                 776                  --
                                                                               -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations.........   $             248   $          (4,287)
                                                                               ===================  ==================

                                                                               AMERICAN CENTURY
                                                                                U.S. GOVERNMENT       COLUMBIA SELECT
                                                                                 MONEY MARKET          INTERNATIONAL
                                                                                     FUND               EQUITY FUND
                                                                               SUB-ACCOUNT (36)    SUB-ACCOUNT (37)(38)
                                                                               ------------------  --------------------
INVESTMENT INCOME:
   Dividends.................................................................  $             243     $              89
                                                                               ------------------  --------------------

EXPENSES:
   Mortality and expense risk charges........................................             (1,244)                  (43)
                                                                               ------------------  --------------------
     Total expenses..........................................................             (1,244)                  (43)
                                                                               ------------------  --------------------
     Net Investment income (loss)............................................             (1,001)                   46
                                                                               ------------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions.........................                 --                   (25)
   Net realized gain on distributions........................................                 --                    --
   Net unrealized appreciation (depreciation) of Investments during the year.                 --                  (125)
                                                                               ------------------  --------------------
     Net gain (loss) on investments..........................................                 --                  (150)
                                                                               ------------------  --------------------
     Net increase (decrease) in net assets resulting from operations.........  $          (1,001)    $            (104)
                                                                               ==================  ====================

(32)  Funded as of June 3, 2016

(33)  Funded as of Feb 11, 2016

(34)  Funded as of October 21, 2016

(35)  Funded as of June 16, 2016

(36)  Funded as of June 16, 2016

(37)  Funded as of May 20, 2016

(38) Effective May 20, 2016 Columbia International Opportunities Fund merged with Columbia Select Intl Equity.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-178

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-179

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                                           JOHN HANCOCK
                                                                                     PUTNAM GROWTH              NEW
                                                                                  OPPORTUNITIES FUND    OPPORTUNITIES FUND
                                                                                 SUB-ACCOUNT (39)(40)  SUB-ACCOUNT (41)(42)
                                                                                 --------------------  --------------------
INVESTMENT INCOME:
   Dividends...................................................................    $              --     $             395
                                                                                 --------------------  --------------------

EXPENSES:
   Mortality and expense risk charges..........................................                   (3)               (2,291)
                                                                                 --------------------  --------------------
     Total expenses............................................................                   (3)               (2,291)
                                                                                 --------------------  --------------------
     Net Investment income (loss)..............................................                   (3)               (1,896)
                                                                                 --------------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................                   --                10,747
   Net realized gain on distributions..........................................                   --                 1,492
   Net unrealized appreciation (depreciation) of Investments during the year...                   12                94,177
                                                                                 --------------------  --------------------
     Net gain (loss) on investments............................................                   12               106,416
                                                                                 --------------------  --------------------
     Net increase (decrease) in net assets resulting from operations...........    $               9     $         104,520
                                                                                 ====================  ====================


                                                                                      HARTFORD
                                                                                   GLOBAL CAPITAL          VICTORY
                                                                                  APPRECIATION FUND     RS VALUE FUND
                                                                                     SUB-ACCOUNT      SUB-ACCOUNT (20)
                                                                                 ------------------  ------------------
INVESTMENT INCOME:
   Dividends...................................................................  $          11,269   $           8,399
                                                                                 ------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..........................................             (9,594)                 --
                                                                                 ------------------  ------------------
     Total expenses............................................................             (9,594)                 --
                                                                                 ------------------  ------------------
     Net Investment income (loss)..............................................              1,675               8,399
                                                                                 ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................             (2,603)               (576)
   Net realized gain on distributions..........................................                 --             215,466
   Net unrealized appreciation (depreciation) of Investments during the year...             27,692            (140,405)
                                                                                 ------------------  ------------------
     Net gain (loss) on investments............................................             25,089              74,485
                                                                                 ------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...........  $          26,764   $          82,884
                                                                                 ==================  ==================

                                                                                      COLUMBIA
                                                                                      LARGE CAP       MM RUSSELL 2000(R)
                                                                                     GROWTH III            SMALL CAP
                                                                                     SUB-ACCOUNT          INDEX FUND
                                                                                    (43)(44)(45)          SUB-ACCOUNT
                                                                                 -------------------  -------------------
INVESTMENT INCOME:
   Dividends...................................................................  $               --    $             670
                                                                                 -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..........................................              (1,081)                (204)
                                                                                 -------------------  -------------------
     Total expenses............................................................              (1,081)                (204)
                                                                                 -------------------  -------------------
     Net Investment income (loss)..............................................              (1,081)                 466
                                                                                 -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................                (268)                (331)
   Net realized gain on distributions..........................................               4,102                3,512
   Net unrealized appreciation (depreciation) of Investments during the year...               4,082                3,660
                                                                                 -------------------  -------------------
     Net gain (loss) on investments............................................               7,916                6,841
                                                                                 -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...........  $            6,835    $           7,307
                                                                                 ===================  ===================



                                                                                    MM S&P 500(R)
                                                                                     INDEX FUND
                                                                                     SUB-ACCOUNT
                                                                                 -------------------
INVESTMENT INCOME:
   Dividends...................................................................   $           6,693
                                                                                 -------------------

EXPENSES:
   Mortality and expense risk charges..........................................              (1,488)
                                                                                 -------------------
     Total expenses............................................................              (1,488)
                                                                                 -------------------
     Net Investment income (loss)..............................................               5,205
                                                                                 -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................               6,426
   Net realized gain on distributions..........................................              15,041
   Net unrealized appreciation (depreciation) of Investments during the year...              11,539
                                                                                 -------------------
     Net gain (loss) on investments............................................              33,006
                                                                                 -------------------
     Net increase (decrease) in net assets resulting from operations...........   $          38,211
                                                                                 ===================

(20)  Effective July 29, 2016 RS Value Fund merged with Victory RS Value
      Fund.

(39)  Funded as of October 21,2016

(40) Effective October 21, 2016 Putnam Voyager Fund merged with Putnam Growth Opportunities Fund.

(41)  Funded as of May 13, 2016

(42) Effective May 13, 2016 John Hancock Small Cap Equity Fund merged with John Hancock New Opportunities Fund.

(43)  Funded as of October 28, 2016

(44) Effective October 28, 2016 Columbia Large Cap Growth Fund II merged with Columbia Large Cap Growth Fund III.

(45) Effective October 28, 2016 Columbia Large Cap Growth Fund V merged with Columbia Large Cap Growth Fund III.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-180

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-181

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENT OF OPERATIONS -- (CONCLUDED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                   MM S&P MID CAP     RUSSELL BALANCED
                                                                                     INDEX FUND         STRATEGY FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------
INVESTMENT INCOME:
   Dividends...................................................................   $           6,109   $           6,033
                                                                                 -------------------  ------------------

EXPENSES:
   Mortality and expense risk charges..........................................              (2,504)             (2,147)
                                                                                 -------------------  ------------------
     Total expenses............................................................              (2,504)             (2,147)
                                                                                 -------------------  ------------------
     Net Investment income (loss)..............................................               3,605               3,886
                                                                                 -------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................              (2,500)             (2,186)
   Net realized gain on distributions..........................................              45,313              11,598
   Net unrealized appreciation (depreciation) of Investments during the year...              25,794               3,134
                                                                                 -------------------  ------------------
     Net gain (loss) on investments............................................              68,607              12,546
                                                                                 -------------------  ------------------
     Net increase (decrease) in net assets resulting from operations...........   $          72,212   $          16,432
                                                                                 ===================  ==================

                                                                                       RUSSELL
                                                                                    CONSERVATIVE       RUSSELL GROWTH
                                                                                    STRATEGY FUND       STRATEGY FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 ------------------  -------------------
INVESTMENT INCOME:
   Dividends...................................................................  $           1,019   $           11,393
                                                                                 ------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..........................................               (345)              (4,934)
                                                                                 ------------------  -------------------
     Total expenses............................................................               (345)              (4,934)
                                                                                 ------------------  -------------------
     Net Investment income (loss)..............................................                674                6,459
                                                                                 ------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................               (654)              (1,187)
   Net realized gain on distributions..........................................                748               12,701
   Net unrealized appreciation (depreciation) of Investments during the year...                442               19,335
                                                                                 ------------------  -------------------
     Net gain (loss) on investments............................................                536               30,849
                                                                                 ------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...........  $           1,210   $           37,308
                                                                                 ==================  ===================


                                                                                  RUSSELL MODERATE           PIMCO
                                                                                    STRATEGY FUND      TOTAL RETURN FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------
INVESTMENT INCOME:
   Dividends...................................................................  $           11,198    $         675,363
                                                                                 -------------------  -------------------

EXPENSES:
   Mortality and expense risk charges..........................................              (3,428)            (144,475)
                                                                                 -------------------  -------------------
     Total expenses............................................................              (3,428)            (144,475)
                                                                                 -------------------  -------------------
     Net Investment income (loss)..............................................               7,770              530,888
                                                                                 -------------------  -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................                (643)            (480,820)
   Net realized gain on distributions..........................................              16,768                   --
   Net unrealized appreciation (depreciation) of Investments during the year...              (3,963)             476,110
                                                                                 -------------------  -------------------
     Net gain (loss) on investments............................................              12,162               (4,710)
                                                                                 -------------------  -------------------
     Net increase (decrease) in net assets resulting from operations...........  $           19,932    $         526,178
                                                                                 ===================  ===================


                                                                                        PIMCO
                                                                                  REAL RETURN FUND
                                                                                     SUB-ACCOUNT
                                                                                 -------------------
INVESTMENT INCOME:
   Dividends...................................................................   $         125,627
                                                                                 -------------------

EXPENSES:
   Mortality and expense risk charges..........................................             (71,312)
                                                                                 -------------------
     Total expenses............................................................             (71,312)
                                                                                 -------------------
     Net Investment income (loss)..............................................              54,315
                                                                                 -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on security transactions...........................            (190,023)
   Net realized gain on distributions..........................................                  --
   Net unrealized appreciation (depreciation) of Investments during the year...             950,238
                                                                                 -------------------
     Net gain (loss) on investments............................................             760,215
                                                                                 -------------------
     Net increase (decrease) in net assets resulting from operations...........   $         814,530
                                                                                 ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-182

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-183

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                AMERICAN CENTURY         AMERICAN
                                                                                     EQUITY               CENTURY
                                                                                   INCOME FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         524,889   $         106,251
   Net realized gain (loss) on security transactions.........................             222,288            (131,424)
   Net realized gain on distributions........................................           1,943,259             910,556
   Net unrealized appreciation (depreciation) of investments during the year.           3,041,168              55,909
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           5,731,604             941,292
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           3,772,066             991,778
   Net transfers.............................................................          (1,026,288)           (627,904)
   Surrenders for benefit payments and fees..................................          (5,109,504)         (9,195,872)
   Other transactions........................................................             104,664             (14,096)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (126)               (110)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (2,259,188)         (8,846,204)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................           3,472,416          (7,904,912)

NET ASSETS:
   Beginning of year.........................................................          30,961,715          28,285,537
                                                                               -------------------  ------------------
   End of Year...............................................................   $      34,434,131   $      20,380,625
                                                                               ===================  ==================


                                                                                    AMERICAN           AMERICAN
                                                                                     CENTURY          CENTURY VP
                                                                                  ULTRA(R) FUND      BALANCED FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,395)  $           1,437
   Net realized gain (loss) on security transactions.........................              3,391              (1,268)
   Net realized gain on distributions........................................             14,823               7,165
   Net unrealized appreciation (depreciation) of investments during the year.             (5,117)              2,592
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             11,702               9,926
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             29,246               1,632
   Net transfers.............................................................             67,096              (8,238)
   Surrenders for benefit payments and fees..................................            (34,671)             (4,040)
   Other transactions........................................................                 (2)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             61,669             (10,646)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             73,371                (720)

NET ASSETS:
   Beginning of year.........................................................            256,044             167,356
                                                                               ------------------  ------------------
   End of Year...............................................................  $         329,415   $         166,636
                                                                               ==================  ==================


                                                                                    AMERICAN        AMERICAN CENTURY
                                                                                   CENTURY VP           SMALL CAP
                                                                               INTERNATIONAL FUND      VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             29   $          23,980
   Net realized gain (loss) on security transactions.........................                 (4)           (145,955)
   Net realized gain on distributions........................................                 --             182,491
   Net unrealized appreciation (depreciation) of investments during the year.               (619)            867,720
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (594)            928,236
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,200             278,875
   Net transfers.............................................................                 --            (123,467)
   Surrenders for benefit payments and fees..................................                 --          (1,616,359)
   Other transactions........................................................                 --              (4,872)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (38)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              1,200          (1,465,861)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                606            (537,625)

NET ASSETS:
   Beginning of year.........................................................              9,403           4,599,606
                                                                               ------------------  ------------------
   End of Year...............................................................   $         10,009   $       4,061,981
                                                                               ==================  ==================

                                                                                   AMERICAN
                                                                                    CENTURY         AMERICAN CENTURY
                                                                                 LARGE COMPANY     INFLATION-ADJUSTED
                                                                                  VALUE FUND            BOND FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             325    $             981
   Net realized gain (loss) on security transactions.........................              1,200                 (105)
   Net realized gain on distributions........................................                 --                  205
   Net unrealized appreciation (depreciation) of investments during the year.              3,692                3,451
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              5,217                4,532
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              3,668               19,566
   Net transfers.............................................................             (1,823)              (3,464)
   Surrenders for benefit payments and fees..................................             (6,354)              (2,566)
   Other transactions........................................................                 (2)                  (1)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (4,511)              13,535
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................                706               18,067

NET ASSETS:
   Beginning of year.........................................................             39,373              138,973
                                                                               ------------------  -------------------
   End of Year...............................................................  $          40,079    $         157,040
                                                                               ==================  ===================

                                                                                                        AMERICAN
                                                                                AMERICAN CENTURY       CENTURY VP
                                                                                     EQUITY             INCOME &
                                                                                   GROWTH FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             676   $           4,329
   Net realized gain (loss) on security transactions.........................                 88              15,750
   Net realized gain on distributions........................................                654               6,107
   Net unrealized appreciation (depreciation) of investments during the year.              8,815               4,572
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             10,233              30,758
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             19,492               7,838
   Net transfers.............................................................              6,947            (144,600)
   Surrenders for benefit payments and fees..................................               (121)            (10,831)
   Other transactions........................................................                559                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --              (3,402)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             26,877            (150,996)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             37,110            (120,238)

NET ASSETS:
   Beginning of year.........................................................             92,135             325,045
                                                                               ------------------  ------------------
   End of Year...............................................................  $         129,245   $         204,807
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-184

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-185

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                   AMERICAN           AMERICAN
                                                                                  CENTURY VP         CENTURY VP
                                                                                  ULTRA FUND         VALUE FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (2,355)  $           8,652
   Net realized gain (loss) on security transactions........................              4,924              23,610
   Net realized gain on distributions.......................................             26,178                  --
   Net unrealized appreciation (depreciation) of investments during the year             (4,482)            111,798
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             24,265             144,060
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              2,827              14,344
   Net transfers............................................................             (6,370)             15,899
   Surrenders for benefit payments and fees.................................             (8,865)            (31,820)
   Other transactions.......................................................                 --                  --
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --              (2,231)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (12,408)             (3,808)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................             11,857             140,252

NET ASSETS:
   Beginning of year........................................................            663,935             804,667
                                                                              ------------------  ------------------
   End of Year..............................................................  $         675,792   $         944,919
                                                                              ==================  ==================

                                                                                   AMERICAN
                                                                                    CENTURY         INVESCO V.I.
                                                                                    MID CAP           SMALL CAP
                                                                                  VALUE FUND         EQUITY FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           6,900   $          (1,129)
   Net realized gain (loss) on security transactions........................              2,417              (4,276)
   Net realized gain on distributions.......................................             29,610              11,636
   Net unrealized appreciation (depreciation) of investments during the year            134,663               8,935
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            173,590              15,166
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            104,495               1,345
   Net transfers............................................................            323,091              51,510
   Surrenders for benefit payments and fees.................................            (40,287)            (16,776)
   Other transactions.......................................................                174                  --
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................                 (7)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            387,466              36,079
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            561,056              51,245

NET ASSETS:
   Beginning of year........................................................            544,313             175,633
                                                                              ------------------  ------------------
   End of Year..............................................................  $       1,105,369   $         226,878
                                                                              ==================  ==================


                                                                                 INVESCO V.I.           INVESCO
                                                                                  DIVERSIFIED          EUROPEAN
                                                                                 DIVIDEND FUND        GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $            374   $           5,411
   Net realized gain (loss) on security transactions........................             10,647             (14,889)
   Net realized gain on distributions.......................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year                641             (16,487)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             11,662             (25,965)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................                 80              63,094
   Net transfers............................................................            (61,975)              6,539
   Surrenders for benefit payments and fees.................................             (8,299)            (50,747)
   Other transactions.......................................................                 (1)                500
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................                 --                 (23)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (70,195)             19,363
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            (58,533)             (6,602)

NET ASSETS:
   Beginning of year........................................................            144,250             505,528
                                                                              ------------------  ------------------
   End of Year..............................................................   $         85,717   $         498,926
                                                                              ==================  ==================


                                                                                   INVESCO              INVESCO
                                                                                INTERNATIONAL           MID CAP
                                                                                 GROWTH FUND       CORE EQUITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $             722   $          (1,088)
   Net realized gain (loss) on security transactions........................                158                (376)
   Net realized gain on distributions.......................................                 --              27,119
   Net unrealized appreciation (depreciation) of investments during the year             (7,600)              3,724
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             (6,720)             29,379
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             62,469              21,410
   Net transfers............................................................             (2,567)              3,058
   Surrenders for benefit payments and fees.................................            (47,028)             (1,671)
   Other transactions.......................................................                334                  (2)
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................               (103)                 (1)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             13,105              22,794
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              6,385              52,173

NET ASSETS:
   Beginning of year........................................................            351,214             249,601
                                                                              ------------------  ------------------
   End of Year..............................................................  $         357,599   $         301,774
                                                                              ==================  ==================


                                                                                   INVESCO
                                                                                  SMALL CAP             INVESCO
                                                                                 GROWTH FUND       REAL ESTATE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (8,474)   $          79,409
   Net realized gain (loss) on security transactions........................            (43,319)               8,093
   Net realized gain on distributions.......................................            129,559              691,149
   Net unrealized appreciation (depreciation) of investments during the year             89,527             (391,726)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........            167,293              386,925
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................            159,121              582,347
   Net transfers............................................................            200,148             (149,007)
   Surrenders for benefit payments and fees.................................           (204,949)          (1,897,881)
   Other transactions.......................................................                237                3,124
   Death benefits...........................................................                 --                   --
   Net loan activity........................................................                (46)                (243)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...            154,511           (1,461,660)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................            321,804           (1,074,735)

NET ASSETS:
   Beginning of year........................................................          1,236,411            6,584,943
                                                                              ------------------  -------------------
   End of Year..............................................................  $       1,558,215    $       5,510,208
                                                                              ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-186

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-187

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                      INVESCO              INVESCO
                                                                                     SMALL CAP           DEVELOPING
                                                                                    EQUITY FUND         MARKETS FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $          (4,656)   $          12,861
   Net realized gain (loss) on security transactions..........................              (8,254)              10,978
   Net realized gain on distributions.........................................              50,955                   --
   Net unrealized appreciation (depreciation) of investments during the year..              63,911              307,516
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             101,956              331,355
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             110,541              324,974
   Net transfers..............................................................             (58,243)            (105,992)
   Surrenders for benefit payments and fees...................................            (102,339)            (211,889)
   Other transactions.........................................................                 526               18,246
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                  (39)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (49,515)              25,300
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              52,441              356,655

NET ASSETS:
   Beginning of year..........................................................             938,387            1,732,462
                                                                                -------------------  -------------------
   End of Year................................................................   $         990,828    $       2,089,117
                                                                                ===================  ===================

                                                                                 AMERICAN CENTURY     AMERICAN CENTURY
                                                                                    DIVERSIFIED          PRIME MONEY
                                                                                     BOND FUND           MARKET FUND
                                                                                    SUB-ACCOUNT        SUB-ACCOUNT (1)
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $             614    $          (2,069)
   Net realized gain (loss) on security transactions..........................                 (12)                  (1)
   Net realized gain on distributions.........................................                 110                   --
   Net unrealized appreciation (depreciation) of investments during the year..                (926)                  --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............                (214)              (2,070)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              15,273              106,253
   Net transfers..............................................................              27,153           (1,157,837)
   Surrenders for benefit payments and fees...................................                (827)              (4,273)
   Other transactions.........................................................                   2                    3
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (12)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              41,589           (1,055,854)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              41,375           (1,057,924)

NET ASSETS:
   Beginning of year..........................................................              52,236            1,057,924
                                                                                -------------------  -------------------
   End of Year................................................................   $          93,611    $              --
                                                                                ===================  ===================


                                                                                   DOMINI IMPACT          AB GLOBAL
                                                                                    EQUITY FUND           BOND FUND
                                                                                  SUB-ACCOUNT (2)        SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $          13,542    $             414
   Net realized gain (loss) on security transactions..........................             (13,415)                 186
   Net realized gain on distributions.........................................              27,667                  211
   Net unrealized appreciation (depreciation) of investments during the year..             127,087                  877
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             154,881                1,688
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             488,552               15,515
   Net transfers..............................................................             (72,481)              (3,196)
   Surrenders for benefit payments and fees...................................            (201,220)             (12,680)
   Other transactions.........................................................              20,106                   53
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  (7)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             234,950                 (308)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             389,831                1,380

NET ASSETS:
   Beginning of year..........................................................           1,289,810               33,137
                                                                                -------------------  -------------------
   End of Year................................................................   $       1,679,641    $          34,517
                                                                                ===================  ===================


                                                                                  AB GLOBAL RISK        AB GROWTH AND
                                                                                  ALLOCATION FUND        INCOME FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $           8,626    $           1,435
   Net realized gain (loss) on security transactions..........................              (2,057)                 909
   Net realized gain on distributions.........................................                  --                6,566
   Net unrealized appreciation (depreciation) of investments during the year..               4,587                4,065
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              11,156               12,975
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              24,643               14,119
   Net transfers..............................................................                  --                 (217)
   Surrenders for benefit payments and fees...................................             (16,168)             (10,740)
   Other transactions.........................................................                  21                   (3)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  (4)                 (30)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               8,492                3,129
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              19,648               16,104

NET ASSETS:
   Beginning of year..........................................................             172,835              120,155
                                                                                -------------------  -------------------
   End of Year................................................................   $         192,483    $         136,259
                                                                                ===================  ===================


                                                                                 AB INTERNATIONAL     AB INTERNATIONAL
                                                                                    GROWTH FUND          VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $            (503)   $          (6,066)
   Net realized gain (loss) on security transactions..........................              (2,408)             (74,825)
   Net realized gain on distributions.........................................                  --                   --
   Net unrealized appreciation (depreciation) of investments during the year..             (27,227)              58,394
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             (30,138)             (22,497)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              56,648               97,658
   Net transfers..............................................................             (16,070)             (90,598)
   Surrenders for benefit payments and fees...................................             (32,917)            (135,980)
   Other transactions.........................................................                  54                    8
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (28)                  (7)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               7,687             (128,919)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             (22,451)            (151,416)

NET ASSETS:
   Beginning of year..........................................................             378,529            1,058,736
                                                                                -------------------  -------------------
   End of Year................................................................   $         356,078    $         907,320
                                                                                ===================  ===================

(1)   Effective September 30, 2016 this fund was liquidated.

(2)   Formerly Domini Social Equity Fund. Changed effective November 30, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-188

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-189

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                                       AB DISCOVERY
                                                                                 AB GROWTH FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (358)  $          (1,560)
   Net realized gain (loss) on security transactions.........................               1,185              10,493
   Net realized gain on distributions........................................                 519                  --
   Net unrealized appreciation (depreciation) of investments during the year.                (471)               (629)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 875               8,304
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               4,289              28,145
   Net transfers.............................................................             (15,963)            (52,388)
   Surrenders for benefit payments and fees..................................                 (59)            (31,370)
   Other transactions........................................................                  --                  (1)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (11,733)            (55,614)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (10,858)            (47,310)

NET ASSETS:
   Beginning of year.........................................................              61,721             246,100
                                                                               -------------------  ------------------
   End of Year...............................................................   $          50,863   $         198,790
                                                                               ===================  ==================


                                                                                 AB DISCOVERY
                                                                                  VALUE FUND          AB VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (5,399)   $              48
   Net realized gain (loss) on security transactions.........................             (2,037)                  (2)
   Net realized gain on distributions........................................             35,333                   --
   Net unrealized appreciation (depreciation) of investments during the year.            175,773                  932
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            203,670                  978
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             83,270                6,299
   Net transfers.............................................................            (17,065)                  --
   Surrenders for benefit payments and fees..................................            (96,925)                 (33)
   Other transactions........................................................                700                   (2)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (26)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (30,046)               6,264
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            173,624                7,242

NET ASSETS:
   Beginning of year.........................................................            909,311                5,810
                                                                               ------------------  -------------------
   End of Year...............................................................  $       1,082,935    $          13,052
                                                                               ==================  ===================


                                                                                 AB HIGH INCOME     AMERICAN FUNDS
                                                                                      FUND           AMCAP FUND(R)
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          30,549   $         (22,168)
   Net realized gain (loss) on security transactions.........................             (9,681)             76,913
   Net realized gain on distributions........................................                 --             116,262
   Net unrealized appreciation (depreciation) of investments during the year.             52,977              89,733
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             73,845             260,740
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            100,900             421,404
   Net transfers.............................................................            141,800            (236,596)
   Surrenders for benefit payments and fees..................................            (57,731)           (774,874)
   Other transactions........................................................                621                 411
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (20)               (184)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            185,570            (589,839)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            259,415            (329,099)

NET ASSETS:
   Beginning of year.........................................................            355,875           3,539,011
                                                                               ------------------  ------------------
   End of Year...............................................................  $         615,290   $       3,209,912
                                                                               ==================  ==================

                                                                                 AMERICAN FUNDS       AMERICAN FUNDS
                                                                                    AMERICAN          CAPITAL INCOME
                                                                                BALANCED FUND(R)        BUILDER(R)
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          51,273   $         426,644
   Net realized gain (loss) on security transactions.........................             185,934             224,578
   Net realized gain on distributions........................................             211,604                  --
   Net unrealized appreciation (depreciation) of investments during the year.             145,547             397,656
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             594,358           1,048,878
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,205,436           2,212,172
   Net transfers.............................................................               5,941            (422,516)
   Surrenders for benefit payments and fees..................................            (957,323)         (2,871,229)
   Other transactions........................................................               2,441             (30,022)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (261)               (434)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             256,234          (1,112,029)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             850,592             (63,151)

NET ASSETS:
   Beginning of year.........................................................           7,907,688          18,005,021
                                                                               -------------------  ------------------
   End of Year...............................................................   $       8,758,280   $      17,941,870
                                                                               ===================  ==================

                                                                                 AMERICAN FUNDS      AMERICAN FUNDS
                                                                                   EUROPACIFIC         FUNDAMENTAL
                                                                                   GROWTH FUND     INVESTORS FUND(SM)
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         167,609    $          97,572
   Net realized gain (loss) on security transactions.........................            347,933              679,423
   Net realized gain on distributions........................................                 --              538,175
   Net unrealized appreciation (depreciation) of investments during the year.           (454,896)             558,729
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             60,646            1,873,899
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          3,437,240            1,984,564
   Net transfers.............................................................           (793,872)          (1,138,691)
   Surrenders for benefit payments and fees..................................         (6,123,610)          (2,044,588)
   Other transactions........................................................            (18,160)               9,389
   Death benefits............................................................                                      --
   Net loan activity.........................................................               (797)                (260)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (3,499,199)          (1,189,586)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................         (3,438,553)             684,313

NET ASSETS:
   Beginning of year.........................................................         30,924,126           16,792,292
                                                                               ------------------  -------------------
   End of Year...............................................................  $      27,485,573    $      17,476,605
                                                                               ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-190

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-191

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                 AMERICAN FUNDS       AMERICAN FUNDS
                                                                                       NEW             THE BOND FUND
                                                                               PERSPECTIVE FUND(R)     OF AMERICA(R)
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (19,861)   $          27,828
   Net realized gain (loss) on security transactions.........................              87,449               34,761
   Net realized gain on distributions........................................             236,305                   --
   Net unrealized appreciation (depreciation) of investments during the year.            (240,412)              16,560
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              63,481               79,149
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,047,791              606,666
   Net transfers.............................................................            (230,541)              11,861
   Surrenders for benefit payments and fees..................................            (847,304)            (722,755)
   Other transactions........................................................               3,614                  681
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                (186)                (323)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (26,626)            (103,870)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................              36,855              (24,721)

NET ASSETS:
   Beginning of year.........................................................           7,862,907            5,217,034
                                                                               -------------------  -------------------
   End of Year...............................................................   $       7,899,762    $       5,192,313
                                                                               ===================  ===================


                                                                                 AMERICAN FUNDS     AMERICAN FUNDS
                                                                                 THE GROWTH FUND    THE INCOME FUND
                                                                                  OF AMERICA(R)      OF AMERICA(R)
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $        (175,200)  $         282,789
   Net realized gain (loss) on security transactions.........................            991,168             245,826
   Net realized gain on distributions........................................          2,455,915                  --
   Net unrealized appreciation (depreciation) of investments during the year.           (255,412)            670,128
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          3,016,471           1,198,743
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          4,828,817           1,441,465
   Net transfers.............................................................         (1,389,490)             69,191
   Surrenders for benefit payments and fees..................................         (6,847,046)         (1,356,554)
   Other transactions........................................................            (59,420)            (27,379)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................             (1,559)               (281)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (3,468,698)            126,442
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (452,227)          1,325,185

NET ASSETS:
   Beginning of year.........................................................         43,262,105          12,603,044
                                                                               ------------------  ------------------
   End of Year...............................................................  $      42,809,878   $      13,928,229
                                                                               ==================  ==================

                                                                                AMERICAN FUNDS
                                                                                THE INVESTMENT       AMERICAN FUNDS
                                                                                    COMPANY              THE NEW
                                                                                 OF AMERICA(R)       ECONOMY FUND(R)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          74,690    $         (15,549)
   Net realized gain (loss) on security transactions.........................             65,019               15,079
   Net realized gain on distributions........................................            352,848               46,106
   Net unrealized appreciation (depreciation) of investments during the year.            704,826              (12,565)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........          1,197,383               33,071
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,233,803              363,571
   Net transfers.............................................................           (170,459)             (78,710)
   Surrenders for benefit payments and fees..................................         (1,154,470)            (244,260)
   Other transactions........................................................              5,761                1,393
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (261)                (117)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (85,626)              41,877
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................          1,111,757               74,948

NET ASSETS:
   Beginning of year.........................................................          9,119,596            2,242,472
                                                                               ------------------  -------------------
   End of Year...............................................................  $      10,231,353    $       2,317,420
                                                                               ==================  ===================

                                                                                 AMERICAN FUNDS
                                                                                   WASHINGTON        AMERICAN FUNDS
                                                                                     MUTUAL             AMERICAN
                                                                               INVESTORS FUND(SM)    MUTUAL FUND(R)
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          39,257   $          50,325
   Net realized gain (loss) on security transactions.........................            106,060             376,225
   Net realized gain on distributions........................................            205,824             103,953
   Net unrealized appreciation (depreciation) of investments during the year.            189,648              63,473
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            540,789             593,976
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            516,346             627,194
   Net transfers.............................................................            132,776          (1,533,046)
   Surrenders for benefit payments and fees..................................           (794,975)           (665,845)
   Other transactions........................................................              1,805              (3,885)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (151)                (52)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (144,199)         (1,575,634)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            396,590            (981,658)

NET ASSETS:
   Beginning of year.........................................................          4,426,605           4,840,014
                                                                               ------------------  ------------------
   End of Year...............................................................  $       4,823,195   $       3,858,356
                                                                               ==================  ==================

                                                                                AMERICAN FUNDS
                                                                                 CAPITAL WORLD       AMERICAN FUNDS
                                                                                  GROWTH AND            SMALLCAP
                                                                                INCOME FUND(R)        WORLD FUND(R)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         421,706    $          (6,510)
   Net realized gain (loss) on security transactions.........................            533,544                1,875
   Net realized gain on distributions........................................            671,385                   --
   Net unrealized appreciation (depreciation) of investments during the year.           (182,926)              45,555
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........          1,443,709               40,920
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          2,751,525              128,821
   Net transfers.............................................................         (1,306,471)             (47,639)
   Surrenders for benefit payments and fees..................................         (5,203,936)             (31,127)
   Other transactions........................................................              1,968                  398
   Death benefits............................................................                                      --
   Net loan activity.........................................................               (706)                 (12)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (3,757,620)              50,441
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................         (2,313,911)              91,361

NET ASSETS:
   Beginning of year.........................................................         26,852,451              909,807
                                                                               ------------------  -------------------
   End of Year...............................................................  $      24,538,540    $       1,001,168
                                                                               ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-192

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-193

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                      ARIEL
                                                                                APPRECIATION FUND      ARIEL FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           (129)  $            (687)
   Net realized gain (loss) on security transactions.........................              1,377                  78
   Net realized gain on distributions........................................             10,528              14,111
   Net unrealized appreciation (depreciation) of investments during the year.              6,231              17,604
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             18,007              31,106
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             13,257              15,679
   Net transfers.............................................................                117               1,003
   Surrenders for benefit payments and fees..................................            (31,647)               (967)
   Other transactions........................................................                 (3)                 (2)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (2)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (18,278)             15,713
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................               (271)             46,819

NET ASSETS:
   Beginning of year.........................................................            157,589             193,038
                                                                               ------------------  ------------------
   End of Year...............................................................   $        157,318   $         239,857
                                                                               ==================  ==================

                                                                                    ARTISAN             AVE MARIA
                                                                                    MID CAP              RISING
                                                                                  VALUE FUND          DIVIDEND FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          30,324   $          20,731
   Net realized gain (loss) on security transactions.........................           (147,582)             12,507
   Net realized gain on distributions........................................             95,381             119,861
   Net unrealized appreciation (depreciation) of investments during the year.          1,110,920             133,635
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,089,043             286,734
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            236,058             454,696
   Net transfers.............................................................           (161,047)             (9,411)
   Surrenders for benefit payments and fees..................................         (1,931,123)           (134,648)
   Other transactions........................................................                  3                  14
   Death benefits............................................................                                     --
   Net loan activity.........................................................                (69)                (24)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,856,178)            310,627
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (767,135)            597,361

NET ASSETS:
   Beginning of year.........................................................          5,662,385           1,795,111
                                                                               ------------------  ------------------
   End of Year...............................................................  $       4,895,250   $       2,392,472
                                                                               ==================  ==================

                                                                                    AVE MARIA
                                                                                    CATHOLIC           AVE MARIA
                                                                                   VALUES FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (752)  $          (3,058)
   Net realized gain (loss) on security transactions.........................             (2,002)             (1,341)
   Net realized gain on distributions........................................                 --              21,696
   Net unrealized appreciation (depreciation) of investments during the year.             17,456              17,039
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             14,702              34,336
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             31,306              87,504
   Net transfers.............................................................               (566)             11,419
   Surrenders for benefit payments and fees..................................             (6,090)            (33,108)
   Other transactions........................................................                  1                  (3)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (29)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             24,651              65,783
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             39,353             100,119

NET ASSETS:
   Beginning of year.........................................................             77,865             283,928
                                                                               ------------------  ------------------
   End of Year...............................................................  $         117,218   $         384,047
                                                                               ==================  ==================

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2020 FUND            2030 FUND
                                                                                 SUB-ACCOUNT (3)      SUB-ACCOUNT (4)
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $        249,183    $         316,648
   Net realized gain (loss) on security transactions.........................           (634,496)            (701,858)
   Net realized gain on distributions........................................                 --              195,074
   Net unrealized appreciation (depreciation) of investments during the year.          1,670,771            1,862,107
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........          1,285,458            1,671,971
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          2,254,953            3,498,045
   Net transfers.............................................................           (978,806)          (1,394,961)
   Surrenders for benefit payments and fees..................................         (6,473,893)          (5,922,693)
   Other transactions........................................................              1,963                1,256
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................             (1,707)              (2,505)
   Net annuity transactions..................................................                 --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (5,197,490)          (3,820,858)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................         (3,912,032)          (2,148,887)

NET ASSETS:
   Beginning of year.........................................................         23,575,798           26,141,968
                                                                               -------------------  -------------------
   End of Year...............................................................   $     19,663,766    $      23,993,081
                                                                               ===================  ===================

                                                                                    BLACKROCK            BLACKROCK
                                                                               LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                    2040 FUND         RETIREMENT FUND
                                                                                 SUB-ACCOUNT (5)      SUB-ACCOUNT (6)
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         315,045    $          43,797
   Net realized gain (loss) on security transactions.........................            (581,173)            (126,446)
   Net realized gain on distributions........................................              80,076                   --
   Net unrealized appreciation (depreciation) of investments during the year.           1,892,761              313,293
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           1,706,709              230,644
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           3,405,207              312,072
   Net transfers.............................................................          (1,237,925)            (451,432)
   Surrenders for benefit payments and fees..................................          (4,432,409)          (1,067,835)
   Other transactions........................................................             (70,108)                 118
   Death benefits............................................................                  --
   Net loan activity.........................................................              (2,441)                 (99)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (2,337,676)          (1,207,176)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................            (630,967)            (976,532)

NET ASSETS:
   Beginning of year.........................................................          23,219,033            4,756,498
                                                                               -------------------  -------------------
   End of Year...............................................................   $      22,588,066    $       3,779,966
                                                                               ===================  ===================

(3) Formerly BlackRock LifePath(R) 2020 Portfolio. Change effective November 7, 2016

(4) Formerly BlackRock LifePath(R) 2030 Portfolio. Change effective November 7, 2016

(5) Formerly BlackRock LifePath(R) 2040 Portfolio. Change effective November 7, 2016

(6) Formerly BlackRock LifePath(R) Retirement Fund. Change effective November 7, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-194

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-195

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                     BLACKROCK            BLACKROCK
                                                                                LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                     2050 FUND            2025 FUND
                                                                                  SUB-ACCOUNT (7)      SUB-ACCOUNT (8)
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $          56,474    $           4,070
   Net realized gain (loss) on security transactions..........................            (76,653)             (11,359)
   Net realized gain on distributions.........................................                 --                   --
   Net unrealized appreciation (depreciation) of investments during the year..            346,039               52,876
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............            325,860               45,587
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................          1,248,096              134,366
   Net transfers..............................................................           (218,334)            (236,183)
   Surrenders for benefit payments and fees...................................           (999,602)            (423,380)
   Other transactions.........................................................                450                   31
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................               (706)                 (28)
   Net annuity transactions...................................................                 --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             29,904             (525,194)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            355,764             (479,607)

NET ASSETS:
   Beginning of year..........................................................          3,461,771              753,177
                                                                                -------------------  -------------------
   End of Year................................................................  $       3,817,535    $         273,570
                                                                                ===================  ===================

                                                                                     BLACKROCK            BLACKROCK
                                                                                LIFEPATH(R) DYNAMIC  LIFEPATH(R) DYNAMIC
                                                                                     2035 FUND            2045 FUND
                                                                                  SUB-ACCOUNT (9)     SUB-ACCOUNT (10)
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $            1,516   $            1,324
   Net realized gain (loss) on security transactions..........................              (1,645)              (1,608)
   Net realized gain on distributions.........................................                  --                   --
   Net unrealized appreciation (depreciation) of investments during the year..              14,012               10,110
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              13,883                9,826
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              80,168               49,957
   Net transfers..............................................................              (5,371)              (2,237)
   Surrenders for benefit payments and fees...................................             (18,466)             (68,461)
   Other transactions.........................................................                  11                   --
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                (112)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              56,230              (20,741)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              70,113              (10,915)

NET ASSETS:
   Beginning of year..........................................................             189,463              138,792
                                                                                -------------------  -------------------
   End of Year................................................................  $          259,576   $          127,877
                                                                                ===================  ===================

                                                                                     BLACKROCK
                                                                                LIFEPATH(R) DYNAMIC         BARON
                                                                                     2055 FUND         SMALL CAP FUND
                                                                                 SUB-ACCOUNT (11)        SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $            1,133    $            (568)
   Net realized gain (loss) on security transactions..........................               1,007               35,228
   Net realized gain on distributions.........................................                  --              458,189
   Net unrealized appreciation (depreciation) of investments during the year..               6,457             (233,845)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               8,597              259,004
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              70,719              132,524
   Net transfers..............................................................              (4,157)             (54,856)
   Surrenders for benefit payments and fees...................................              (8,933)          (1,308,103)
   Other transactions.........................................................                   8               (8,892)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                  (20)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              57,637           (1,239,347)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              66,234             (980,343)

NET ASSETS:
   Beginning of year..........................................................              77,527            3,442,438
                                                                                -------------------  -------------------
   End of Year................................................................  $          143,761    $       2,462,095
                                                                                ===================  ===================

                                                                                     BLACKROCK            BLACKROCK
                                                                                  U.S. GOVERNMENT          EQUITY
                                                                                  BOND PORTFOLIO        DIVIDEND FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $           1,151    $          32,609
   Net realized gain (loss) on security transactions..........................                 (12)              (3,513)
   Net realized gain on distributions.........................................                 281              207,905
   Net unrealized appreciation (depreciation) of investments during the year..              (1,328)             239,314
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............                  92              476,315
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              22,334              449,238
   Net transfers..............................................................                 (88)             (96,703)
   Surrenders for benefit payments and fees...................................              (5,692)            (171,126)
   Other transactions.........................................................                   3              (14,979)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                  (86)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              16,557              166,344
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              16,649              642,659

NET ASSETS:
   Beginning of year..........................................................             133,641            3,040,158
                                                                                -------------------  -------------------
   End of Year................................................................   $         150,290    $       3,682,817
                                                                                ===================  ===================

                                                                                     BLACKROCK           BLACKROCK
                                                                                      CAPITAL            FLEXIBLE
                                                                                 APPRECIATION FUND      EQUITY FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                -------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................   $          (2,620)  $            (618)
   Net realized gain (loss) on security transactions..........................              (6,136)             (1,601)
   Net realized gain on distributions.........................................              12,577                  --
   Net unrealized appreciation (depreciation) of investments during the year..              (6,559)             14,997
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              (2,738)             12,778
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              43,341              60,949
   Net transfers..............................................................                 308              (5,446)
   Surrenders for benefit payments and fees...................................             (90,130)            (20,776)
   Other transactions.........................................................                  --                  (1)
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                  (3)                 (7)
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (46,484)             34,719
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................             (49,222)             47,497

NET ASSETS:
   Beginning of year..........................................................             318,357             120,197
                                                                                -------------------  ------------------
   End of Year................................................................   $         269,135   $         167,694
                                                                                ===================  ==================

(7) Formerly BlackRock LifePath(R) 2050 Portfolio. Change effective November 7, 2016

(8) Formerly BlackRock LifePath(R) 2025 Portfolio. Change effective November 7, 2016

(9) Formerly BlackRock LifePath(R) 2035 Portfolio. Change effective November 7, 2016

(10) Formerly BlackRock LifePath(R) 2045 Portfolio. Change effective November 7, 2016

(11) Formerly BlackRock LifePath(R) 2055 Portfolio. Change effective November 7, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-196

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-197

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------




                                                                                 CALVERT VP SRI     CALVERT EQUITY
                                                                               BALANCED PORTFOLIO      PORTFOLIO
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           3,119   $         (26,443)
   Net realized gain (loss) on security transactions.........................             18,913             (48,922)
   Net realized gain on distributions........................................              8,630             576,319
   Net unrealized appreciation (depreciation) of investments during the year.             (5,388)           (399,304)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             25,274             101,650
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,564             660,918
   Net transfers.............................................................           (226,404)            (16,221)
   Surrenders for benefit payments and fees..................................                 --            (819,806)
   Other transactions........................................................                 --               3,740
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (89)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (223,840)           (171,458)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (198,566)            (69,808)

NET ASSETS:
   Beginning of year.........................................................            510,165           5,778,791
                                                                               ------------------  ------------------
   End of Year...............................................................  $         311,599   $       5,708,983
                                                                               ==================  ==================



                                                                                 CALVERT BOND            CALVERT
                                                                                   PORTFOLIO           INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          39,811   $          18,469
   Net realized gain (loss) on security transactions.........................             13,298               3,672
   Net realized gain on distributions........................................              5,806                  --
   Net unrealized appreciation (depreciation) of investments during the year.             12,624              10,147
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             71,539              32,288
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            284,700              90,545
   Net transfers.............................................................            (50,751)            127,765
   Surrenders for benefit payments and fees..................................           (537,468)           (110,358)
   Other transactions........................................................                249                 244
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (43)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (303,313)            108,196
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (231,774)            140,484

NET ASSETS:
   Beginning of year.........................................................          2,246,449             692,506
                                                                               ------------------  ------------------
   End of Year...............................................................  $       2,014,675   $         832,990
                                                                               ==================  ==================


                                                                                   COLUMBIA             COLUMBIA
                                                                                  CONTRARIAN            LARGE CAP
                                                                                   CORE FUND         GROWTH FUND II
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (44)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,022)   $          (1,168)
   Net realized gain (loss) on security transactions.........................              2,176               16,559
   Net realized gain on distributions........................................              4,523                   --
   Net unrealized appreciation (depreciation) of investments during the year.             33,381              (19,342)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             39,058               (3,951)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            118,799               17,647
   Net transfers.............................................................             10,597             (120,630)
   Surrenders for benefit payments and fees..................................            (35,554)              (4,371)
   Other transactions........................................................                 --                   --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (11)                  (3)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             93,831             (107,357)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            132,889             (111,308)

NET ASSETS:
   Beginning of year.........................................................            468,149              111,308
                                                                               ------------------  -------------------
   End of Year...............................................................  $         601,038    $              --
                                                                               ==================  ===================

                                                                                                       COLUMBIA
                                                                                    COLUMBIA         INTERNATIONAL
                                                                                    SMALL CAP        OPPORTUNITIES
                                                                                  VALUE I FUND           FUND
                                                                                   SUB-ACCOUNT     SUB-ACCOUNT (38)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (383)  $              78
   Net realized gain (loss) on security transactions.........................               (136)               (970)
   Net realized gain on distributions........................................              6,411                  --
   Net unrealized appreciation (depreciation) of investments during the year.              8,814                 212
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             14,706                (680)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,619                  --
   Net transfers.............................................................                 76              (8,231)
   Surrenders for benefit payments and fees..................................             (1,147)             (1,417)
   Other transactions........................................................                 (4)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              3,544              (9,648)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             18,250             (10,328)

NET ASSETS:
   Beginning of year.........................................................             45,959              10,328
                                                                               ------------------  ------------------
   End of Year...............................................................  $          64,209   $              --
                                                                               ==================  ==================


                                                                                   COLUMBIA
                                                                                    MID CAP             COLUMBIA
                                                                                  VALUE FUND           ACORN FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,449)  $          (7,833)
   Net realized gain (loss) on security transactions.........................            (18,410)           (522,794)
   Net realized gain on distributions........................................             78,266             453,807
   Net unrealized appreciation (depreciation) of investments during the year.             73,604             205,337
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            132,011             128,517
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            147,060             193,800
   Net transfers.............................................................             13,596          (1,022,664)
   Surrenders for benefit payments and fees..................................           (133,755)            (71,181)
   Other transactions........................................................                767                  84
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (23)                (32)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             27,645            (899,993)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            159,656            (771,476)

NET ASSETS:
   Beginning of year.........................................................          1,001,847           1,814,185
                                                                               ------------------  ------------------
   End of Year...............................................................  $       1,161,503   $       1,042,709
                                                                               ==================  ==================

(38) Effective May 20, 2016 Columbia International Opportunities Fund merged with Columbia Select Intl Equity.

(44) Effective October 28, 2016 Columbia Large Cap Growth Fund II merged with Columbia Large Cap Growth Fund III.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-198

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-199

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                    COLUMBIA
                                                                                    LARGE CAP         CRM MID CAP
                                                                                  GROWTH FUND V       VALUE FUND
                                                                                SUB-ACCOUNT (43)      SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (4,153)  $            (879)
   Net realized gain (loss) on security transactions.........................           (209,979)             (8,455)
   Net realized gain on distributions........................................             75,847              11,333
   Net unrealized appreciation (depreciation) of investments during the year.            127,709              27,973
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (10,576)             29,972
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             57,342              40,658
   Net transfers.............................................................           (504,455)             62,794
   Surrenders for benefit payments and fees..................................            (80,445)            (15,902)
   Other transactions........................................................                 35                  (2)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (21)                 (2)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (527,544)             87,546
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (538,120)            117,518

NET ASSETS:
   Beginning of year.........................................................            538,120             171,921
                                                                               ------------------  ------------------
   End of Year...............................................................  $              --   $         289,439
                                                                               ==================  ==================

                                                                                   COLUMBIA              CALAMOS
                                                                                  DISCIPLINED            GLOBAL
                                                                                SMALL CORE FUND        EQUITY FUND
                                                                               SUB-ACCOUNT (12)        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,016)  $              --
   Net realized gain (loss) on security transactions.........................            (10,841)                 --
   Net realized gain on distributions........................................             68,290                   3
   Net unrealized appreciation (depreciation) of investments during the year.            (28,659)                 (3)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             27,774                  --
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             41,182                  73
   Net transfers.............................................................            (10,022)                 --
   Surrenders for benefit payments and fees..................................             (8,513)                 (5)
   Other transactions........................................................                 (1)                  1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (16)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             22,630                  69
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             50,404                  69

NET ASSETS:
   Beginning of year.........................................................            157,408                   8
                                                                               ------------------  ------------------
   End of Year...............................................................  $         207,812   $              77
                                                                               ==================  ==================

                                                                                    CALAMOS
                                                                                 INTERNATIONAL            DAVIS
                                                                                  GROWTH FUND        FINANCIAL FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (70)   $            (445)
   Net realized gain (loss) on security transactions.........................                 (9)               2,230
   Net realized gain on distributions........................................                 --                1,723
   Net unrealized appreciation (depreciation) of investments during the year.               (372)              17,513
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........               (451)              21,021
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,126               19,187
   Net transfers.............................................................                 --               (4,836)
   Surrenders for benefit payments and fees..................................               (224)             (14,558)
   Other transactions........................................................                 --                   (7)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              3,902                 (214)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              3,451               20,807

NET ASSETS:
   Beginning of year.........................................................              4,255              154,276
                                                                               ------------------  -------------------
   End of Year...............................................................  $           7,706    $         175,083
                                                                               ==================  ===================

                                                                                      DAVIS
                                                                                    NEW YORK             DAVIS
                                                                                  VENTURE FUND     OPPORTUNITY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           6,386   $          (1,438)
   Net realized gain (loss) on security transactions.........................           (235,161)                554
   Net realized gain on distributions........................................            687,907               4,442
   Net unrealized appreciation (depreciation) of investments during the year.            184,066              18,854
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            643,198              22,412
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            551,681              29,019
   Net transfers.............................................................           (134,940)               (316)
   Surrenders for benefit payments and fees..................................           (746,502)             (7,993)
   Other transactions........................................................                585                  26
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (119)                (14)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (329,295)             20,722
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            313,903              43,134

NET ASSETS:
   Beginning of year.........................................................          5,888,445             145,261
                                                                               ------------------  ------------------
   End of Year...............................................................  $       6,202,348   $         188,395
                                                                               ==================  ==================

                                                                                    DELAWARE             DELAWARE
                                                                                   DIVERSIFIED       EXTENDED DURATION
                                                                                   INCOME FUND           BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           3,804   $             410
   Net realized gain (loss) on security transactions.........................                (426)                  6
   Net realized gain on distributions........................................                  --                  --
   Net unrealized appreciation (depreciation) of investments during the year.                (295)               (593)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               3,083                (177)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              83,284              15,538
   Net transfers.............................................................                 574              16,096
   Surrenders for benefit payments and fees..................................              (9,882)                (18)
   Other transactions........................................................                  (3)                 (3)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  (2)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              73,971              31,613
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              77,054              31,436

NET ASSETS:
   Beginning of year.........................................................             116,196               3,538
                                                                               -------------------  ------------------
   End of Year...............................................................   $         193,250   $          34,974
                                                                               ===================  ==================

(12)  Formerly Columbia Small Cap Core Fund. Change effective April 18, 2016

(43)  Funded as of October 28, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-200

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-201

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                     DREYFUS          DREYFUS VIF
                                                                                   BOND MARKET       APPRECIATION
                                                                                   INDEX FUND          PORTFOLIO
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         160,686   $             240
   Net realized gain (loss) on security transactions.........................            (16,884)             (2,074)
   Net realized gain on distributions........................................             52,942               5,735
   Net unrealized appreciation (depreciation) of investments during the year.           (146,223)             (1,470)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             50,521               2,431
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          2,821,979               1,348
   Net transfers.............................................................          1,861,366             (10,494)
   Surrenders for benefit payments and fees..................................           (773,966)                 --
   Other transactions........................................................              3,330                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (316)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          3,912,393              (9,147)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          3,962,914              (6,716)

NET ASSETS:
   Beginning of year.........................................................          7,594,170              24,048
                                                                               ------------------  ------------------
   End of Year...............................................................  $      11,557,084   $          17,332
                                                                               ==================  ==================


                                                                                    DREYFUS              DREYFUS
                                                                                 INTERNATIONAL           MIDCAP
                                                                               STOCK INDEX FUND        INDEX FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          11,499    $         101,717
   Net realized gain (loss) on security transactions.........................            (11,083)               9,920
   Net realized gain on distributions........................................                 --            1,190,035
   Net unrealized appreciation (depreciation) of investments during the year.              5,967              715,200
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              6,383            2,016,872
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             34,946            3,365,311
   Net transfers.............................................................             (1,348)           1,043,892
   Surrenders for benefit payments and fees..................................           (179,061)          (1,190,938)
   Other transactions........................................................             (9,990)              14,803
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                 (249)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (155,453)           3,232,819
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (149,070)           5,249,691

NET ASSETS:
   Beginning of year.........................................................            559,100            8,409,180
                                                                               ------------------  -------------------
   End of Year...............................................................  $         410,030    $      13,658,871
                                                                               ==================  ===================


                                                                                     DREYFUS             DREYFUS
                                                                                    SMALLCAP         VIF GROWTH AND
                                                                                STOCK INDEX FUND    INCOME PORTFOLIO
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          56,483   $             118
   Net realized gain (loss) on security transactions.........................             22,076                   6
   Net realized gain on distributions........................................            456,761               2,255
   Net unrealized appreciation (depreciation) of investments during the year.            989,299               1,171
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,524,619               3,550
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          2,480,569                 350
   Net transfers.............................................................          1,230,617              13,627
   Surrenders for benefit payments and fees..................................           (758,894)                 --
   Other transactions........................................................             28,773                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (93)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          2,980,972              13,976
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          4,505,591              17,526

NET ASSETS:
   Beginning of year.........................................................          4,293,681               4,344
                                                                               ------------------  ------------------
   End of Year...............................................................  $       8,799,272   $          21,870
                                                                               ==================  ==================

                                                                                                        DREYFUS
                                                                                    DREYFUS            SOCIALLY
                                                                               VIF QUALITY BOND       RESPONSIBLE
                                                                                PORTFOLIO FUND     GROWTH FUND, INC.
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             927   $             (11)
   Net realized gain (loss) on security transactions.........................                (61)             (2,920)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.               (218)              1,849
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                648              (1,082)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,576               1,980
   Net transfers.............................................................             (2,720)             (9,975)
   Surrenders for benefit payments and fees..................................             (7,064)                 --
   Other transactions........................................................                 --                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (5,208)             (7,995)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (4,560)             (9,077)

NET ASSETS:
   Beginning of year.........................................................             89,786              11,119
                                                                               ------------------  ------------------
   End of Year...............................................................  $          85,226   $           2,042
                                                                               ==================  ==================


                                                                                     DREYFUS              DREYFUS
                                                                                     S&P 500           INTERMEDIATE
                                                                                   INDEX FUND        TERM INCOME FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         248,046    $          20,183
   Net realized gain (loss) on security transactions.........................             171,095              (11,015)
   Net realized gain on distributions........................................           1,541,184                  790
   Net unrealized appreciation (depreciation) of investments during the year.            (239,684)              15,888
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           1,720,641               25,846
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           4,384,633               63,490
   Net transfers.............................................................           1,012,144              (97,111)
   Surrenders for benefit payments and fees..................................          (1,476,866)            (408,587)
   Other transactions........................................................                (319)                  66
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                (553)                 (31)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           3,919,039             (442,173)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................           5,639,680             (416,327)

NET ASSETS:
   Beginning of year.........................................................          13,438,446            1,504,923
                                                                               -------------------  -------------------
   End of Year...............................................................   $      19,078,126    $       1,088,596
                                                                               ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-202

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-203

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------




                                                                                   EATON VANCE        EATON VANCE
                                                                                    LARGE-CAP          DIVIDEND
                                                                                   VALUE FUND        BUILDER FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         106,921   $          16,590
   Net realized gain (loss) on security transactions.........................           (282,766)             23,758
   Net realized gain on distributions........................................                 --              48,728
   Net unrealized appreciation (depreciation) of investments during the year.            927,479              16,823
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            751,634             105,899
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            503,581             101,876
   Net transfers.............................................................           (431,270)            (78,923)
   Surrenders for benefit payments and fees..................................         (3,260,229)            (74,628)
   Other transactions........................................................             (5,162)              1,205
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (73)                 (9)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (3,193,153)            (50,479)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (2,441,519)             55,420

NET ASSETS:
   Beginning of year.........................................................         10,469,706           1,274,124
                                                                               ------------------  ------------------
   End of Year...............................................................  $       8,028,187   $       1,329,544
                                                                               ==================  ==================



                                                                                  EATON VANCE          EATON VANCE
                                                                               WORLDWIDE HEALTH        INCOME FUND
                                                                                 SCIENCES FUND          OF BOSTON
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (6,214)   $         115,128
   Net realized gain (loss) on security transactions.........................            (38,554)             (20,418)
   Net realized gain on distributions........................................             83,178                   --
   Net unrealized appreciation (depreciation) of investments during the year.           (176,882)             155,975
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (138,472)             250,685
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            195,600              390,260
   Net transfers.............................................................           (128,882)             (54,302)
   Surrenders for benefit payments and fees..................................           (129,142)            (263,818)
   Other transactions........................................................                476                1,824
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (50)                (106)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (61,998)              73,858
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (200,470)             324,543

NET ASSETS:
   Beginning of year.........................................................            906,090            2,168,970
                                                                               ------------------  -------------------
   End of Year...............................................................  $         705,620    $       2,493,513
                                                                               ==================  ===================



                                                                                                       EATON VANCE
                                                                                   EATON VANCE       ATLANTA CAPITAL
                                                                                  BALANCED FUND       SMID-CAP FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             221   $          (4,082)
   Net realized gain (loss) on security transactions.........................                 (5)             14,833
   Net realized gain on distributions........................................                198              32,059
   Net unrealized appreciation (depreciation) of investments during the year.                971              18,604
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,385              61,414
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             24,029              97,334
   Net transfers.............................................................                 --             339,789
   Surrenders for benefit payments and fees..................................                (12)           (144,078)
   Other transactions........................................................                 --                 669
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (30)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             24,017             293,684
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             25,402             355,098

NET ASSETS:
   Beginning of year.........................................................             31,265             527,058
                                                                               ------------------  ------------------
   End of Year...............................................................  $          56,667   $         882,156
                                                                               ==================  ==================



                                                                                  WELLS FARGO         WELLS FARGO
                                                                                     ASSET         EMERGING MARKETS
                                                                                ALLOCATION FUND       EQUITY FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,644   $          (5,343)
   Net realized gain (loss) on security transactions.........................             (8,394)            (48,661)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.             16,856             287,477
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             10,106             233,473
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             41,170             458,676
   Net transfers.............................................................            (55,466)            (36,943)
   Surrenders for benefit payments and fees..................................            (96,238)           (251,570)
   Other transactions........................................................                 (3)                988
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (40)               (108)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (110,577)            171,043
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (100,471)            404,516

NET ASSETS:
   Beginning of year.........................................................            294,976           2,155,229
                                                                               ------------------  ------------------
   End of Year...............................................................  $         194,505   $       2,559,745
                                                                               ==================  ==================

                                                                                                           ALGER
                                                                                   WELLS FARGO            CAPITAL
                                                                                    UTILITY &          APPRECIATION
                                                                               TELECOMMUNICATIONS      INSTITUTIONAL
                                                                                      FUND               PORTFOLIO
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $              28    $         (27,740)
   Net realized gain (loss) on security transactions.........................               1,329              (24,255)
   Net realized gain on distributions........................................                  --               24,641
   Net unrealized appreciation (depreciation) of investments during the year.                 884               20,357
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........               2,241               (6,997)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               2,423              485,547
   Net transfers.............................................................                  --               74,064
   Surrenders for benefit payments and fees..................................              (6,264)            (398,973)
   Other transactions........................................................                  (3)               1,947
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                 (139)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (3,844)             162,446
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................              (1,603)             155,449

NET ASSETS:
   Beginning of year.........................................................              20,177            3,244,553
                                                                               -------------------  -------------------
   End of Year...............................................................   $          18,574    $       3,400,002
                                                                               ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-204

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-205

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                  ALGER MID CAP       ALGER SMALL CAP
                                                                                     GROWTH               GROWTH
                                                                               INSTITUTIONAL FUND   INSTITUTIONAL FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (8,441)  $          (1,733)
   Net realized gain (loss) on security transactions.........................              44,347             (26,511)
   Net realized gain on distributions........................................                  --                  --
   Net unrealized appreciation (depreciation) of investments during the year.             (38,899)             44,757
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (2,993)             16,513
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             111,706              33,461
   Net transfers.............................................................            (128,296)            (37,796)
   Surrenders for benefit payments and fees..................................            (130,174)            (19,731)
   Other transactions........................................................             (18,011)                155
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (95)                 (5)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (164,870)            (23,916)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (167,863)             (7,403)

NET ASSETS:
   Beginning of year.........................................................           1,309,487             265,833
                                                                               -------------------  ------------------
   End of Year...............................................................   $       1,141,624   $         258,430
                                                                               ===================  ==================


                                                                                    NUVEEN
                                                                                    MID CAP              NUVEEN
                                                                                  INDEX FUND         SMALL CAP INDEX
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           9,551    $              32
   Net realized gain (loss) on security transactions.........................             47,868               (1,194)
   Net realized gain on distributions........................................            235,436                  680
   Net unrealized appreciation (depreciation) of investments during the year.            329,135                6,168
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            621,990                5,686
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            597,297                7,607
   Net transfers.............................................................           (159,327)               7,859
   Surrenders for benefit payments and fees..................................           (389,750)             (59,046)
   Other transactions........................................................                789                    4
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (223)                  (1)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             48,786              (43,577)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            670,776              (37,891)

NET ASSETS:
   Beginning of year.........................................................          3,244,481               66,888
                                                                               ------------------  -------------------
   End of Year...............................................................  $       3,915,257    $          28,997
                                                                               ==================  ===================


                                                                                     NUVEEN          NUVEEN MID CAP
                                                                                     EQUITY              GROWTH
                                                                                   INDEX FUND      OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           7,288    $            (826)
   Net realized gain (loss) on security transactions.........................             (1,921)             (13,851)
   Net realized gain on distributions........................................            101,065               17,310
   Net unrealized appreciation (depreciation) of investments during the year.             (1,126)              (1,485)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            105,306                1,148
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            320,607               48,586
   Net transfers.............................................................            (68,724)              14,295
   Surrenders for benefit payments and fees..................................           (199,136)             (52,253)
   Other transactions........................................................                538                    1
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (76)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             53,209               10,629
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            158,515               11,777

NET ASSETS:
   Beginning of year.........................................................          1,025,321              378,382
                                                                               ------------------  -------------------
   End of Year...............................................................  $       1,183,836    $         390,159
                                                                               ==================  ===================

                                                                                                       NUVEEN SANTA
                                                                                     NUVEEN               BARBARA
                                                                                    SMALL CAP            DIVIDEND
                                                                                   SELECT FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (251)  $             128
   Net realized gain (loss) on security transactions.........................                (319)                 --
   Net realized gain on distributions........................................               4,407                  --
   Net unrealized appreciation (depreciation) of investments during the year.               3,342               1,539
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               7,179               1,667
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              10,370               5,517
   Net transfers.............................................................                  (2)                 --
   Surrenders for benefit payments and fees..................................                (774)                (18)
   Other transactions........................................................                  (2)                 (1)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  (5)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               9,587               5,498
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              16,766               7,165

NET ASSETS:
   Beginning of year.........................................................              28,716              12,429
                                                                               -------------------  ------------------
   End of Year...............................................................   $          45,482   $          19,594
                                                                               ===================  ==================


                                                                                   FIDELITY            FIDELITY
                                                                                ADVISOR EQUITY       ADVISOR VALUE
                                                                                  GROWTH FUND       STRATEGIES FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,002)  $           1,652
   Net realized gain (loss) on security transactions.........................             19,125               2,215
   Net realized gain on distributions........................................             10,943              39,119
   Net unrealized appreciation (depreciation) of investments during the year.            (34,811)            (22,369)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (5,745)             20,617
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             43,065                  --
   Net transfers.............................................................            (66,596)                (44)
   Surrenders for benefit payments and fees..................................            (19,963)             (5,447)
   Other transactions........................................................                 25                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (5)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (43,474)             (5,491)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (49,219)             15,126

NET ASSETS:
   Beginning of year.........................................................            228,451             206,777
                                                                               ------------------  ------------------
   End of Year...............................................................  $         179,232   $         221,903
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-206

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-207

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                 FIDELITY ADVISOR
                                                                                     LEVERAGED            FEDERATED
                                                                                      COMPANY              EQUITY
                                                                                    STOCK FUND        INCOME FUND, INC.
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $          (3,290)   $           1,666
   Net realized gain (loss) on security transactions..........................             127,827               (2,134)
   Net realized gain on distributions.........................................             428,772                2,451
   Net unrealized appreciation (depreciation) of investments during the year..            (320,007)               8,564
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             233,302               10,547
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             456,134               17,070
   Net transfers..............................................................            (563,483)             (12,947)
   Surrenders for benefit payments and fees...................................            (223,958)              (3,586)
   Other transactions.........................................................               2,068                   (1)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                (108)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (329,347)                 536
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             (96,045)              11,083

NET ASSETS:
   Beginning of year..........................................................           3,023,657              127,921
                                                                                -------------------  -------------------
   End of Year................................................................   $       2,927,612    $         139,004
                                                                                ===================  ===================

                                                                                     FEDERATED            FEDERATED
                                                                                   FUND FOR U.S.         MDT MID CAP
                                                                                    GOVERNMENT             GROWTH
                                                                                  SECURITIES FUND      STRATEGIES FUND
                                                                                    SUB-ACCOUNT       SUB-ACCOUNT (13)
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $            3,960   $             (691)
   Net realized gain (loss) on security transactions..........................                (287)              (1,758)
   Net realized gain on distributions.........................................                  --                  778
   Net unrealized appreciation (depreciation) of investments during the year..              (2,081)               8,891
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               1,592                7,220
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              36,700               11,482
   Net transfers..............................................................                 979               (2,830)
   Surrenders for benefit payments and fees...................................             (34,921)              (3,233)
   Other transactions.........................................................                 369                   (2)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (17)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               3,110                5,417
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................               4,702               12,637

NET ASSETS:
   Beginning of year..........................................................             257,638               81,820
                                                                                -------------------  -------------------
   End of Year................................................................  $          262,340   $           94,457
                                                                                ===================  ===================


                                                                                     FEDERATED
                                                                                    HIGH INCOME          FEDERATED
                                                                                     BOND FUND         KAUFMANN FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $           2,038   $         (35,757)
   Net realized gain (loss) on security transactions..........................              1,497            (135,103)
   Net realized gain on distributions.........................................                 --             441,700
   Net unrealized appreciation (depreciation) of investments during the year..              2,328            (153,164)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              5,863             117,676
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             13,473             472,376
   Net transfers..............................................................             36,485             157,464
   Surrenders for benefit payments and fees...................................             (5,846)           (774,051)
   Other transactions.........................................................                 46               1,486
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                (130)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             44,158            (142,855)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             50,021             (25,179)

NET ASSETS:
   Beginning of year..........................................................             15,099           4,637,520
                                                                                ------------------  ------------------
   End of Year................................................................  $          65,120   $       4,612,341
                                                                                ==================  ==================


                                                                                     FEDERATED           FEDERATED
                                                                                    SHORT-TERM         TOTAL RETURN
                                                                                    INCOME FUND          BOND FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $             819   $           4,881
   Net realized gain (loss) on security transactions..........................                 78              (2,710)
   Net realized gain on distributions.........................................                 --                 512
   Net unrealized appreciation (depreciation) of investments during the year..                 90               5,706
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............                987               8,389
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                 --              26,696
   Net transfers..............................................................                (67)              5,594
   Surrenders for benefit payments and fees...................................             (2,682)            (85,180)
   Other transactions.........................................................                  1                  22
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (2,748)            (52,868)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             (1,761)            (44,479)

NET ASSETS:
   Beginning of year..........................................................             97,880             286,688
                                                                                ------------------  ------------------
   End of Year................................................................  $          96,119   $         242,209
                                                                                ==================  ==================


                                                                                     FEDERATED           FEDERATED
                                                                                   CLOVER SMALL        INTERNATIONAL
                                                                                    VALUE FUND         LEADERS FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $             153   $              18
   Net realized gain (loss) on security transactions..........................               (227)                 (1)
   Net realized gain on distributions.........................................                917                  --
   Net unrealized appreciation (depreciation) of investments during the year..              7,229                 (38)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              8,072                 (21)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              1,897                 380
   Net transfers..............................................................             15,953                  --
   Surrenders for benefit payments and fees...................................             (3,003)                (10)
   Other transactions.........................................................                 (4)                 (1)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             14,843                 369
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             22,915                 348

NET ASSETS:
   Beginning of year..........................................................             37,387                 974
                                                                                ------------------  ------------------
   End of Year................................................................  $          60,302   $           1,322
                                                                                ==================  ==================

(13) Formerly Federated MDT Mid Cap Growth Strategies Fund. Changed Effective December 29, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-208

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-209

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                   FIDELITY(R) VIP
                                                                                       GROWTH           FIDELITY(R) VIP
                                                                                    OPPORTUNITIES          OVERSEAS
                                                                                      PORTFOLIO            PORTFOLIO
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------
OPERATIONS:
   Net investment income (loss)................................................  $           (1,424)  $              426
   Net realized gain (loss) on security transactions...........................               4,457                  107
   Net realized gain on distributions..........................................               7,628                  135
   Net unrealized appreciation (depreciation) of investments during the year...             (12,080)              (6,209)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............              (1,419)              (5,541)
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              11,100                9,829
   Net transfers...............................................................                 579              (42,607)
   Surrenders for benefit payments and fees....................................             (19,977)                  --
   Other transactions..........................................................                  --                    1
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                  --                   --
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......              (8,298)             (32,777)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................              (9,717)             (38,318)

NET ASSETS:
   Beginning of year...........................................................             401,472              114,889
                                                                                 -------------------  -------------------
   End of Year.................................................................  $          391,755   $           76,571
                                                                                 ===================  ===================


                                                                                   FIDELITY(R) VIP
                                                                                  VALUE STRATEGIES       FIDELITY VIP
                                                                                      PORTFOLIO          BALANCED FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  ------------------
OPERATIONS:
   Net investment income (loss)................................................   $             198   $           8,968
   Net realized gain (loss) on security transactions...........................              15,058               4,393
   Net realized gain on distributions..........................................                  --              32,954
   Net unrealized appreciation (depreciation) of investments during the year...             (21,889)             34,732
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............              (6,633)             81,047
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              11,417              14,258
   Net transfers...............................................................            (115,298)            (50,147)
   Surrenders for benefit payments and fees....................................                (523)           (112,584)
   Other transactions..........................................................                  --                  --
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                  --                  --
   Net annuity transactions....................................................                  --              (8,912)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (104,404)           (157,385)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................            (111,037)            (76,338)

NET ASSETS:
   Beginning of year...........................................................             176,061           1,473,104
                                                                                 -------------------  ------------------
   End of Year.................................................................   $          65,024   $       1,396,766
                                                                                 ===================  ==================

                                                                                   FIDELITY(R) VIP
                                                                                      GROWTH &          FIDELITY(R) VIP
                                                                                       INCOME            FREEDOM 2020
                                                                                      PORTFOLIO            PORTFOLIO
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------
OPERATIONS:
   Net investment income (loss)................................................  $            3,020    $             464
   Net realized gain (loss) on security transactions...........................                 843               (7,204)
   Net realized gain on distributions..........................................              13,221                5,315
   Net unrealized appreciation (depreciation) of investments during the year...              20,109                6,390
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............              37,193                4,965
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              20,405                4,961
   Net transfers...............................................................              28,022              (12,507)
   Surrenders for benefit payments and fees....................................              (8,834)            (112,974)
   Other transactions..........................................................                  --                   --
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                  --                   --
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......              39,593             (120,520)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................              76,786             (115,555)

NET ASSETS:
   Beginning of year...........................................................             220,094              192,097
                                                                                 -------------------  -------------------
   End of Year.................................................................  $          296,880    $          76,542
                                                                                 ===================  ===================


                                                                                   FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                                    FREEDOM 2030        FREEDOM 2015
                                                                                      PORTFOLIO           PORTFOLIO
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 ------------------  -------------------
OPERATIONS:
   Net investment income (loss)................................................  $           5,825   $            1,005
   Net realized gain (loss) on security transactions...........................            (12,373)                 (35)
   Net realized gain on distributions..........................................             26,359                2,307
   Net unrealized appreciation (depreciation) of investments during the year...             21,033                1,173
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............             40,844                4,450
                                                                                 ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             22,067                  587
   Net transfers...............................................................            (38,439)              16,642
   Surrenders for benefit payments and fees....................................            (51,606)                (490)
   Other transactions..........................................................                494                   --
   Death benefits..............................................................                 --                   --
   Net loan activity...........................................................                (57)                  --
   Net annuity transactions....................................................                 --                   --
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (67,541)              16,739
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets.......................................            (26,697)              21,189

NET ASSETS:
   Beginning of year...........................................................            721,231               82,195
                                                                                 ------------------  -------------------
   End of Year.................................................................  $         694,534   $          103,384
                                                                                 ==================  ===================


                                                                                   FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                                    FREEDOM 2025      FUNDSMANAGER 70%
                                                                                      PORTFOLIO           PORTFOLIO
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------
OPERATIONS:
   Net investment income (loss)................................................   $           4,070   $              --
   Net realized gain (loss) on security transactions...........................             (15,827)                (63)
   Net realized gain on distributions..........................................              23,631                  --
   Net unrealized appreciation (depreciation) of investments during the year...              22,540                  22
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............              34,414                 (41)
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              12,131                  16
   Net transfers...............................................................             (13,641)                 --
   Surrenders for benefit payments and fees....................................            (314,463)               (698)
   Other transactions..........................................................                  --                  --
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                  --                  --
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (315,973)               (682)
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................            (281,559)               (723)

NET ASSETS:
   Beginning of year...........................................................             774,151                 725
                                                                                 -------------------  ------------------
   End of Year.................................................................   $         492,592   $               2
                                                                                 ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-210

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-211

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                               FIDELITY ADVISOR(R)       TEMPLETON
                                                                                 STOCK SELECTOR           GLOBAL
                                                                                  ALL CAP FUND      OPPORTUNITIES TRUST
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (36)    $             390
   Net realized gain (loss) on security transactions.........................                250                (1,370)
   Net realized gain on distributions........................................                  7                   382
   Net unrealized appreciation (depreciation) of investments during the year.                 69                 5,800
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                290                 5,202
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,260                14,955
   Net transfers.............................................................                 --                  (537)
   Surrenders for benefit payments and fees..................................             (1,784)               (5,017)
   Other transactions........................................................                  3                    (2)
   Death benefits............................................................                 --                    --
   Net loan activity.........................................................                 --                    (1)
   Net annuity transactions..................................................                 --                    --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....               (521)                9,398
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................               (231)               14,600

NET ASSETS:
   Beginning of year.........................................................              3,075                50,133
                                                                               -------------------  -------------------
   End of Year...............................................................  $           2,844     $          64,733
                                                                               ===================  ===================

                                                                                   TEMPLETON            FRANKLIN
                                                                                  DEVELOPING              HIGH
                                                                                 MARKETS TRUST         INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           3,246    $          70,266
   Net realized gain (loss) on security transactions.........................           (161,038)             (25,247)
   Net realized gain on distributions........................................                 --                   --
   Net unrealized appreciation (depreciation) of investments during the year.            264,821              176,642
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            107,029              221,661
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            158,926              190,508
   Net transfers.............................................................           (188,679)             (60,600)
   Surrenders for benefit payments and fees..................................           (119,200)             (70,336)
   Other transactions........................................................                257                 (511)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (28)                 (32)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (148,724)              59,029
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (41,695)             280,690

NET ASSETS:
   Beginning of year.........................................................            877,222            1,188,586
                                                                               ------------------  -------------------
   End of Year...............................................................  $         835,527    $       1,469,276
                                                                               ==================  ===================

                                                                                    FRANKLIN            TEMPLETON
                                                                                    STRATEGIC            GLOBAL
                                                                                   INCOME FUND          BOND FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          66,293   $         109,585
   Net realized gain (loss) on security transactions.........................            (56,712)            (82,354)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.            249,183             295,078
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            258,764             322,309
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            436,610             915,565
   Net transfers.............................................................             (3,122)           (348,714)
   Surrenders for benefit payments and fees..................................           (573,808)           (769,666)
   Other transactions........................................................              3,319               1,992
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (76)                (65)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (137,077)           (200,888)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            121,687             121,421

NET ASSETS:
   Beginning of year.........................................................          3,638,893           5,965,039
                                                                               ------------------  ------------------
   End of Year...............................................................  $       3,760,580   $       6,086,460
                                                                               ==================  ==================

                                                                                   FRANKLIN            FRANKLIN
                                                                                U.S. GOVERNMENT        SMALL CAP
                                                                                SECURITIES FUND       VALUE FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          11,417   $         (10,327)
   Net realized gain (loss) on security transactions.........................             (1,969)             16,250
   Net realized gain on distributions........................................                 --             141,913
   Net unrealized appreciation (depreciation) of investments during the year.            (12,472)            506,044
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (3,024)            653,880
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             59,166             281,062
   Net transfers.............................................................             47,162             226,665
   Surrenders for benefit payments and fees..................................            (47,842)           (213,988)
   Other transactions........................................................               (123)             (2,366)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (35)               (146)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             58,328             291,227
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             55,304             945,107

NET ASSETS:
   Beginning of year.........................................................            530,459           2,218,978
                                                                               ------------------  ------------------
   End of Year...............................................................  $         585,763   $       3,164,085
                                                                               ==================  ==================

                                                                                    FRANKLIN
                                                                                  MUTUAL GLOBAL          TEMPLETON
                                                                                 DISCOVERY FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         151,484    $          14,805
   Net realized gain (loss) on security transactions.........................            (157,526)              (8,778)
   Net realized gain on distributions........................................             497,586                   --
   Net unrealized appreciation (depreciation) of investments during the year.             842,555              117,873
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           1,334,099              123,900
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,540,450              172,134
   Net transfers.............................................................            (133,708)            (333,477)
   Surrenders for benefit payments and fees..................................          (2,026,153)            (180,821)
   Other transactions........................................................               2,433                  371
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                (307)                 (24)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (617,285)            (341,817)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................             716,814             (217,917)

NET ASSETS:
   Beginning of year.........................................................          11,657,505            2,016,886
                                                                               -------------------  -------------------
   End of Year...............................................................   $      12,374,319    $       1,798,969
                                                                               ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-212

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-213

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                    FRANKLIN           FRANKLIN
                                                                                   INCOME FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         386,668   $          29,263
   Net realized gain (loss) on security transactions.........................            (56,728)            221,900
   Net realized gain on distributions........................................                 --             354,457
   Net unrealized appreciation (depreciation) of investments during the year.            854,627             275,528
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,184,567             881,148
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,047,028           2,394,644
   Net transfers.............................................................           (104,406)           (963,808)
   Surrenders for benefit payments and fees..................................           (928,674)         (1,120,170)
   Other transactions........................................................              1,069              67,510
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (155)               (170)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             14,862             378,006
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          1,199,429           1,259,154

NET ASSETS:
   Beginning of year.........................................................          7,899,380           9,915,019
                                                                               ------------------  ------------------
   End of Year...............................................................  $       9,098,809   $      11,174,173
                                                                               ==================  ==================

                                                                                   FRANKLIN             FRANKLIN
                                                                                     TOTAL            BALANCE SHEET
                                                                                  RETURN FUND        INVESTMENT FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,993    $           2,486
   Net realized gain (loss) on security transactions.........................               (251)            (226,375)
   Net realized gain on distributions........................................                 --              142,040
   Net unrealized appreciation (depreciation) of investments during the year.              3,003              515,998
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              5,745              434,149
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             72,999               52,411
   Net transfers.............................................................             16,518              (78,972)
   Surrenders for benefit payments and fees..................................            (18,912)            (579,103)
   Other transactions........................................................                193               (7,649)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (33)                 (21)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             70,765             (613,334)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             76,510             (179,185)

NET ASSETS:
   Beginning of year.........................................................            345,445            2,671,468
                                                                               ------------------  -------------------
   End of Year...............................................................  $         421,955    $       2,492,283
                                                                               ==================  ===================

                                                                                    FRANKLIN             FRANKLIN
                                                                                     MUTUAL               MUTUAL
                                                                                   BEACON FUND          SHARES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          16,731   $          60,324
   Net realized gain (loss) on security transactions.........................              19,249              36,301
   Net realized gain on distributions........................................              68,025             202,770
   Net unrealized appreciation (depreciation) of investments during the year.              60,497             333,309
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             164,502             632,704
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             100,309             408,379
   Net transfers.............................................................              14,041            (206,004)
   Surrenders for benefit payments and fees..................................            (222,199)           (638,257)
   Other transactions........................................................              18,555                 460
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (11)               (146)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (89,305)           (435,568)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              75,197             197,136

NET ASSETS:
   Beginning of year.........................................................           1,097,728           4,546,441
                                                                               -------------------  ------------------
   End of Year...............................................................   $       1,172,925   $       4,743,577
                                                                               ===================  ==================

                                                                                    FRANKLIN           FRANKLIN
                                                                                  SMALL-MID CAP      CONSERVATIVE
                                                                                   GROWTH FUND      ALLOCATION FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (6,749)  $           5,589
   Net realized gain (loss) on security transactions.........................           (179,298)            (10,385)
   Net realized gain on distributions........................................            275,809              20,087
   Net unrealized appreciation (depreciation) of investments during the year.             62,856              80,565
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            152,618              95,856
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            121,228             418,522
   Net transfers.............................................................           (399,798)           (136,817)
   Surrenders for benefit payments and fees..................................           (625,643)           (335,995)
   Other transactions........................................................            (18,607)                169
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (28)               (125)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (922,848)            (54,246)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (770,230)             41,610

NET ASSETS:
   Beginning of year.........................................................          5,127,118           2,897,784
                                                                               ------------------  ------------------
   End of Year...............................................................  $       4,356,888   $       2,939,394
                                                                               ==================  ==================

                                                                                   FRANKLIN            FRANKLIN
                                                                                    GROWTH             MODERATE
                                                                                ALLOCATION FUND     ALLOCATION FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (3,842)  $          (2,647)
   Net realized gain (loss) on security transactions.........................             29,811             (37,810)
   Net realized gain on distributions........................................            115,271             107,533
   Net unrealized appreciation (depreciation) of investments during the year.            122,826             219,430
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            264,066             286,506
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,046,096             955,971
   Net transfers.............................................................           (127,406)            (80,255)
   Surrenders for benefit payments and fees..................................         (1,279,957)         (1,702,998)
   Other transactions........................................................              1,421                 694
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (570)               (218)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (360,416)           (826,806)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (96,350)           (540,300)

NET ASSETS:
   Beginning of year.........................................................          5,916,647           7,363,056
                                                                               ------------------  ------------------
   End of Year...............................................................  $       5,820,297   $       6,822,756
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-214

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-215

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                       FRANKLIN
                                                                                   TEMPLETON         SMALL-MID CAP
                                                                                 FOREIGN FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         166,569   $          (1,071)
   Net realized gain (loss) on security transactions.........................           (275,697)             (5,151)
   Net realized gain on distributions........................................                 --              16,913
   Net unrealized appreciation (depreciation) of investments during the year.          1,228,099              (3,067)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,118,971               7,624
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            565,349               1,390
   Net transfers.............................................................         (1,064,498)              8,115
   Surrenders for benefit payments and fees..................................         (2,049,405)            (18,914)
   Other transactions........................................................            (39,319)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (155)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (2,588,028)             (9,409)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,469,057)             (1,785)

NET ASSETS:
   Beginning of year.........................................................         11,726,236             153,679
                                                                               ------------------  ------------------
   End of Year...............................................................  $      10,257,179   $         151,894
                                                                               ==================  ==================

                                                                                                       GOLDMAN SACHS
                                                                                HIGHLAND PREMIER          INCOME
                                                                                  GROWTH EQUITY        BUILDER FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (932)  $           2,052
   Net realized gain (loss) on security transactions.........................                 (38)                862
   Net realized gain on distributions........................................              23,577                  --
   Net unrealized appreciation (depreciation) of investments during the year.             (18,171)              2,831
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               4,436               5,745
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              21,769               7,146
   Net transfers.............................................................                 (43)            (10,089)
   Surrenders for benefit payments and fees..................................                (412)             (5,679)
   Other transactions........................................................                  (1)                 (1)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  (8)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              21,313              (8,631)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              25,749              (2,886)

NET ASSETS:
   Beginning of year.........................................................              85,844              74,705
                                                                               -------------------  ------------------
   End of Year...............................................................   $         111,593   $          71,819
                                                                               ===================  ==================

                                                                                  GOLDMAN SACHS      GOLDMAN SACHS
                                                                                     CAPITAL          CORE FIXED
                                                                                   GROWTH FUND        INCOME FUND
                                                                                   SUB-ACCOUNT     SUB-ACCOUNT (14)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (17)  $           1,043
   Net realized gain (loss) on security transactions.........................                  1                 461
   Net realized gain on distributions........................................                 24                  --
   Net unrealized appreciation (depreciation) of investments during the year.                 53                (277)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 61               1,227
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                855              17,341
   Net transfers.............................................................                 --                  --
   Surrenders for benefit payments and fees..................................                (10)            (10,432)
   Other transactions........................................................                 (1)                (36)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                844               6,873
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                905               8,100

NET ASSETS:
   Beginning of year.........................................................                859             101,575
                                                                               ------------------  ------------------
   End of Year...............................................................  $           1,764   $         109,675
                                                                               ==================  ==================

                                                                                 GOLDMAN SACHS        GOLDMAN SACHS
                                                                                  U.S. EQUITY          GOVERNMENT
                                                                                 INSIGHTS FUND         INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              (5)   $          30,943
   Net realized gain (loss) on security transactions.........................                124               (2,366)
   Net realized gain on distributions........................................                 20                   --
   Net unrealized appreciation (depreciation) of investments during the year.                (77)              (4,518)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                 62               24,059
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 --              220,859
   Net transfers.............................................................                 --              (45,095)
   Surrenders for benefit payments and fees..................................                 (3)            (431,452)
   Other transactions........................................................               (296)                  89
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                  (50)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....               (299)            (255,649)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................               (237)            (231,590)

NET ASSETS:
   Beginning of year.........................................................                863            2,254,826
                                                                               ------------------  -------------------
   End of Year...............................................................  $             626    $       2,023,236
                                                                               ==================  ===================

                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                    GROWTH &              GROWTH
                                                                                   INCOME FUND      OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           1,485   $          (6,429)
   Net realized gain (loss) on security transactions.........................              20,931             (37,074)
   Net realized gain on distributions........................................                  --              18,899
   Net unrealized appreciation (depreciation) of investments during the year.              (2,233)             22,723
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              20,183              (1,881)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              12,485             109,048
   Net transfers.............................................................             (64,057)           (186,947)
   Surrenders for benefit payments and fees..................................             (14,303)           (112,168)
   Other transactions........................................................                (257)              1,984
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  (3)                (66)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (66,135)           (188,149)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (45,952)           (190,030)

NET ASSETS:
   Beginning of year.........................................................             185,430             907,684
                                                                               -------------------  ------------------
   End of Year...............................................................   $         139,478   $         717,654
                                                                               ===================  ==================

(14)  Effective September 30, 2016 this fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-216

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-217

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                  GOLDMAN SACHS
                                                                                     FOCUSED          GOLDMAN SACHS
                                                                                  INTERNATIONAL          MID CAP
                                                                                   EQUITY FUND         VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            493   $          25,933
   Net realized gain (loss) on security transactions.........................                (37)           (131,494)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.             (1,228)            621,320
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (772)            515,759
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              3,058             332,097
   Net transfers.............................................................              1,506            (256,385)
   Surrenders for benefit payments and fees..................................               (986)           (611,259)
   Other transactions........................................................                 (1)               (633)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (4)               (382)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              3,573            (536,562)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              2,801             (20,803)

NET ASSETS:
   Beginning of year.........................................................             23,833           4,547,692
                                                                               ------------------  ------------------
   End of Year...............................................................   $         26,634   $       4,526,889
                                                                               ==================  ==================


                                                                                 GOLDMAN SACHS        GOLDMAN SACHS
                                                                                   SMALL CAP            STRATEGIC
                                                                                  VALUE FUND           GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (941)  $            (129)
   Net realized gain (loss) on security transactions.........................             36,018                (106)
   Net realized gain on distributions........................................            174,574                 630
   Net unrealized appreciation (depreciation) of investments during the year.            919,312                (322)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........          1,128,963                  73
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,019,569               4,192
   Net transfers.............................................................             88,154                  --
   Surrenders for benefit payments and fees..................................           (616,287)             (2,374)
   Other transactions........................................................              3,143                (280)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (89)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            494,490               1,538
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          1,623,453               1,611

NET ASSETS:
   Beginning of year.........................................................          4,173,912              19,376
                                                                               ------------------  ------------------
   End of Year...............................................................  $       5,797,365   $          20,987
                                                                               ==================  ==================


                                                                                 GOLDMAN SACHS       GOLDMAN SACHS
                                                                                     HIGH              LARGE CAP
                                                                                  YIELD FUND          VALUE FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         216,689   $           2,953
   Net realized gain (loss) on security transactions.........................           (181,527)             11,783
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.            489,727              26,994
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            524,889              41,730
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            292,862              57,182
   Net transfers.............................................................           (163,216)             (2,009)
   Surrenders for benefit payments and fees..................................         (1,294,931)           (110,599)
   Other transactions........................................................                202                (254)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (41)                (30)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,165,124)            (55,710)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (640,235)            (13,980)

NET ASSETS:
   Beginning of year.........................................................          4,479,745             393,651
                                                                               ------------------  ------------------
   End of Year...............................................................  $       3,839,510   $         379,671
                                                                               ==================  ==================


                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                  SMALL/MID CAP          SATELLITE
                                                                                   GROWTH FUND     STRATEGIES PORTFOLIO
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  --------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (1,948)   $              22
   Net realized gain (loss) on security transactions.........................             (5,340)                  (1)
   Net realized gain on distributions........................................             16,390                   --
   Net unrealized appreciation (depreciation) of investments during the year.            (10,533)                  19
                                                                               ------------------  --------------------
   Net increase (decrease) in net assets resulting from operations...........             (1,431)                  40
                                                                               ------------------  --------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             68,781                  180
   Net transfers.............................................................            (12,668)                  --
   Surrenders for benefit payments and fees..................................           (221,767)                  (2)
   Other transactions........................................................                 33                   --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (17)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  --------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (165,638)                 178
                                                                               ------------------  --------------------
   Net increase (decrease) in net assets.....................................           (167,069)                 218

NET ASSETS:
   Beginning of year.........................................................            596,049                  723
                                                                               ------------------  --------------------
   End of Year...............................................................   $        428,980    $             941
                                                                               ==================  ====================


                                                                                 JOHN HANCOCK           HARTFORD
                                                                                   SMALL CAP            BALANCED
                                                                                  EQUITY FUND           HLS FUND
                                                                               SUB-ACCOUNT (42)        SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,243)   $         171,530
   Net realized gain (loss) on security transactions.........................             20,742              162,002
   Net realized gain on distributions........................................              5,710                   --
   Net unrealized appreciation (depreciation) of investments during the year.            (76,796)              76,623
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (51,587)             410,155
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             10,170              181,707
   Net transfers.............................................................           (553,106)            (151,883)
   Surrenders for benefit payments and fees..................................             (6,908)          (1,072,013)
   Other transactions........................................................                  3                  229
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                  (11)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (549,841)          (1,041,971)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (601,428)            (631,816)

NET ASSETS:
   Beginning of year.........................................................            601,428            8,323,060
                                                                               ------------------  -------------------
   End of Year...............................................................  $              --    $       7,691,244
                                                                               ==================  ===================

(42) Effective May 13, 2016 John Hancock Small Cap Equity Fund merged with John Hancock New Opportunities Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-218

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-219

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                       HARTFORD
                                                                                   HARTFORD             CAPITAL
                                                                                 TOTAL RETURN        APPRECIATION
                                                                                 BOND HLS FUND         HLS FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         367,148   $         159,057
   Net realized gain (loss) on security transactions.........................            (35,976)         (1,790,227)
   Net realized gain on distributions........................................             66,205           2,379,666
   Net unrealized appreciation (depreciation) of investments during the year.            377,283             424,491
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            774,660           1,172,987
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            796,727             765,167
   Net transfers.............................................................           (893,191)           (975,705)
   Surrenders for benefit payments and fees..................................         (3,822,009)         (6,649,494)
   Other transactions........................................................            (14,426)            (17,275)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (224)               (175)
   Net annuity transactions..................................................            (19,426)             (2,505)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (3,952,549)         (6,879,987)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (3,177,889)         (5,707,000)

NET ASSETS:
   Beginning of year.........................................................         19,258,829          29,889,646
                                                                               ------------------  ------------------
   End of Year...............................................................  $      16,080,940   $      24,182,646
                                                                               ==================  ==================

                                                                                    HARTFORD
                                                                                    DIVIDEND           THE HARTFORD
                                                                                   AND GROWTH           HEALTHCARE
                                                                                    HLS FUND             HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         496,471   $         109,718
   Net realized gain (loss) on security transactions.........................            (246,946)           (200,985)
   Net realized gain on distributions........................................           3,316,297             780,785
   Net unrealized appreciation (depreciation) of investments during the year.             585,829          (1,103,021)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           4,151,651            (413,503)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,412,154             364,639
   Net transfers.............................................................          (1,934,993)           (326,958)
   Surrenders for benefit payments and fees..................................          (9,108,959)           (810,960)
   Other transactions........................................................             (48,175)                695
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (327)                (82)
   Net annuity transactions..................................................              (4,904)                 --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (9,685,204)           (772,666)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................          (5,533,553)         (1,186,169)

NET ASSETS:
   Beginning of year.........................................................          35,256,425           4,596,341
                                                                               -------------------  ------------------
   End of Year...............................................................   $      29,722,872   $       3,410,172
                                                                               ===================  ==================

                                                                                                       HARTFORD
                                                                                    HARTFORD            GROWTH
                                                                                  GLOBAL GROWTH      OPPORTUNITIES
                                                                                    HLS FUND           HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,536)  $         (32,676)
   Net realized gain (loss) on security transactions.........................              6,173            (116,960)
   Net realized gain on distributions........................................             99,689             926,780
   Net unrealized appreciation (depreciation) of investments during the year.            (93,360)           (842,560)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             10,966             (65,416)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            104,610             696,480
   Net transfers.............................................................            (48,339)            115,439
   Surrenders for benefit payments and fees..................................            (60,445)           (604,089)
   Other transactions........................................................                305              (2,607)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                (121)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (3,869)            205,102
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              7,097             139,686

NET ASSETS:
   Beginning of year.........................................................            988,127           6,254,496
                                                                               ------------------  ------------------
   End of Year...............................................................  $         995,224   $       6,394,182
                                                                               ==================  ==================

                                                                                   HARTFORD
                                                                                 INTERNATIONAL          HARTFORD
                                                                                 OPPORTUNITIES           MIDCAP
                                                                                   HLS FUND             HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           7,482    $          (1,299)
   Net realized gain (loss) on security transactions.........................              1,309             (213,358)
   Net realized gain on distributions........................................                 --            1,838,539
   Net unrealized appreciation (depreciation) of investments during the year.             (4,372)             304,240
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              4,419            1,928,122
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             67,460              281,196
   Net transfers.............................................................            (37,082)          (1,516,252)
   Surrenders for benefit payments and fees..................................            (46,402)          (3,255,421)
   Other transactions........................................................               (639)              (8,487)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (24)                 (30)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (16,687)          (4,498,994)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (12,268)          (2,570,872)

NET ASSETS:
   Beginning of year.........................................................            932,706           20,216,498
                                                                               ------------------  -------------------
   End of Year...............................................................  $         920,438    $      17,645,626
                                                                               ==================  ===================


                                                                                    HARTFORD             HARTFORD
                                                                                   ULTRASHORT          SMALL COMPANY
                                                                                  BOND HLS FUND          HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (16,694)  $         (15,365)
   Net realized gain (loss) on security transactions.........................               1,102            (488,129)
   Net realized gain on distributions........................................                  --             527,005
   Net unrealized appreciation (depreciation) of investments during the year.              23,249             (45,249)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               7,657             (21,738)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             414,210             266,665
   Net transfers.............................................................            (158,532)           (722,903)
   Surrenders for benefit payments and fees..................................            (746,136)         (1,011,064)
   Other transactions........................................................               1,698             (32,210)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (269)                (29)
   Net annuity transactions..................................................              (8,049)                 --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (497,078)         (1,499,541)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (489,421)         (1,521,279)

NET ASSETS:
   Beginning of year.........................................................           5,037,573           6,629,606
                                                                               -------------------  ------------------
   End of Year...............................................................   $       4,548,152   $       5,108,327
                                                                               ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-220

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-221

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                   HARTFORD
                                                                               SMALL CAP GROWTH         HARTFORD
                                                                                   HLS FUND          STOCK HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (3,803)   $          57,460
   Net realized gain (loss) on security transactions.........................            (14,376)             278,800
   Net realized gain on distributions........................................             27,133                   --
   Net unrealized appreciation (depreciation) of investments during the year.             59,954               12,870
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             68,908              349,130
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             72,955               41,854
   Net transfers.............................................................              2,100               40,861
   Surrenders for benefit payments and fees..................................            (76,803)            (968,646)
   Other transactions........................................................               (442)                 119
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 (5)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (2,195)            (885,812)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             66,713             (536,682)

NET ASSETS:
   Beginning of year.........................................................            551,216            5,417,201
                                                                               ------------------  -------------------
   End of Year...............................................................  $         617,929    $       4,880,519
                                                                               ==================  ===================

                                                                                    HARTFORD
                                                                                 U.S. GOVERNMENT
                                                                                   SECURITIES            HARTFORD
                                                                                    HLS FUND          VALUE HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          10,837   $          15,206
   Net realized gain (loss) on security transactions.........................              (2,138)             57,066
   Net realized gain on distributions........................................                  --             189,359
   Net unrealized appreciation (depreciation) of investments during the year.                 900             (76,261)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               9,599             185,370
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              43,177             107,536
   Net transfers.............................................................               2,416             (68,269)
   Surrenders for benefit payments and fees..................................            (147,404)           (134,178)
   Other transactions........................................................                 280                  (4)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (10)                (28)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (101,541)            (94,943)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (91,942)             90,427

NET ASSETS:
   Beginning of year.........................................................             955,080           1,487,469
                                                                               -------------------  ------------------
   End of Year...............................................................   $         863,138   $       1,577,896
                                                                               ===================  ==================


                                                                                 THE HARTFORD
                                                                                  CHECKS AND         THE HARTFORD
                                                                                 BALANCES FUND        HIGH YIELD
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,601   $           1,652
   Net realized gain (loss) on security transactions.........................             (5,875)               (234)
   Net realized gain on distributions........................................             24,184                  --
   Net unrealized appreciation (depreciation) of investments during the year.              2,746               3,082
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             22,656               4,500
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             54,036              13,024
   Net transfers.............................................................            (15,428)             (6,761)
   Surrenders for benefit payments and fees..................................            (69,078)                 (3)
   Other transactions........................................................                 (1)                 11
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (30,471)              6,271
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (7,815)             10,771

NET ASSETS:
   Beginning of year.........................................................            364,159              31,053
                                                                               ------------------  ------------------
   End of Year...............................................................  $         356,344   $          41,824
                                                                               ==================  ==================


                                                                                  THE HARTFORD         THE HARTFORD
                                                                                  DIVIDEND AND         INTERNATIONAL
                                                                                   GROWTH FUND      OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          13,613   $             968
   Net realized gain (loss) on security transactions.........................               9,005              (5,247)
   Net realized gain on distributions........................................              61,952                  --
   Net unrealized appreciation (depreciation) of investments during the year.             158,875               8,496
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             243,445               4,217
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             161,184             147,017
   Net transfers.............................................................              34,284              74,164
   Surrenders for benefit payments and fees..................................            (232,053)           (151,883)
   Other transactions........................................................                  (1)                 --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (40)                (39)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (36,626)             69,259
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             206,819              73,476

NET ASSETS:
   Beginning of year.........................................................           1,840,975             422,769
                                                                               -------------------  ------------------
   End of Year...............................................................   $       2,047,794   $         496,245
                                                                               ===================  ==================


                                                                                                     THE HARTFORD
                                                                                  THE HARTFORD           SMALL
                                                                                   MIDCAP FUND       COMPANY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (7,352)  $          (3,480)
   Net realized gain (loss) on security transactions.........................              2,651             (33,269)
   Net realized gain on distributions........................................             20,639                  --
   Net unrealized appreciation (depreciation) of investments during the year.             58,369              62,429
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             74,307              25,680
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            120,060             172,742
   Net transfers.............................................................             26,710             (46,249)
   Surrenders for benefit payments and fees..................................           (120,573)            (93,084)
   Other transactions........................................................                  4                 178
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (18)                (83)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             26,183              33,504
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            100,490              59,184

NET ASSETS:
   Beginning of year.........................................................            691,105           1,135,743
                                                                               ------------------  ------------------
   End of Year...............................................................  $         791,595   $       1,194,927
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-222

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-223

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                   THE HARTFORD
                                                                                   TOTAL RETURN         THE HARTFORD
                                                                                     BOND FUND         HEALTHCARE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $           8,062    $          (2,123)
   Net realized gain (loss) on security transactions..........................              (1,335)               2,479
   Net realized gain on distributions.........................................                  --               19,682
   Net unrealized appreciation (depreciation) of investments during the year..               4,218              (38,404)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              10,945              (18,366)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              56,789               53,177
   Net transfers..............................................................              13,194               21,171
   Surrenders for benefit payments and fees...................................             (82,424)             (31,696)
   Other transactions.........................................................                  31                  176
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  (3)                 (12)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (12,413)              42,816
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              (1,468)              24,450

NET ASSETS:
   Beginning of year..........................................................             396,394              200,313
                                                                                -------------------  -------------------
   End of Year................................................................   $         394,926    $         224,763
                                                                                ===================  ===================

                                                                                   THE HARTFORD         THE HARTFORD
                                                                                      GROWTH                VALUE
                                                                                OPPORTUNITIES FUND   OPPORTUNITIES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $          (1,820)  $              (25)
   Net realized gain (loss) on security transactions..........................               1,461                  (10)
   Net realized gain on distributions.........................................               6,307                   84
   Net unrealized appreciation (depreciation) of investments during the year..              (2,985)               1,497
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               2,963                1,546
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              36,639                1,628
   Net transfers..............................................................              65,510                   --
   Surrenders for benefit payments and fees...................................              (5,990)                 (10)
   Other transactions.........................................................                  (4)                  (2)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              96,155                1,616
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              99,118                3,162

NET ASSETS:
   Beginning of year..........................................................              77,564                8,456
                                                                                -------------------  -------------------
   End of Year................................................................   $         176,682   $           11,618
                                                                                ===================  ===================

                                                                                     HARTFORD          THE HARTFORD
                                                                                     MODERATE          CONSERVATIVE
                                                                                  ALLOCATION FUND     ALLOCATION FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $           7,969   $           5,882
   Net realized gain (loss) on security transactions..........................            (54,455)            (26,230)
   Net realized gain on distributions.........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year..            154,026              61,190
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            107,540              40,842
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            372,490             137,129
   Net transfers..............................................................           (200,220)           (152,659)
   Surrenders for benefit payments and fees...................................           (461,473)           (303,540)
   Other transactions.........................................................                371              21,975
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (92)                (27)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (288,924)           (297,122)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................           (181,384)           (256,280)

NET ASSETS:
   Beginning of year..........................................................          2,905,108           1,259,793
                                                                                ------------------  ------------------
   End of Year................................................................  $       2,723,724   $       1,003,513
                                                                                ==================  ==================

                                                                                   THE HARTFORD        THE HARTFORD
                                                                                      CAPITAL             GROWTH
                                                                                 APPRECIATION FUND    ALLOCATION FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $         (20,442)  $          (5,045)
   Net realized gain (loss) on security transactions..........................            (77,900)            (64,047)
   Net realized gain on distributions.........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year..            364,735             214,766
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            266,393             145,674
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            785,423             502,012
   Net transfers..............................................................           (273,892)            (48,078)
   Surrenders for benefit payments and fees...................................         (1,015,581)           (422,338)
   Other transactions.........................................................             (3,486)                581
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................               (221)               (130)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (507,757)             32,047
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................           (241,364)            177,721

NET ASSETS:
   Beginning of year..........................................................          8,079,777           3,117,292
                                                                                ------------------  ------------------
   End of Year................................................................  $       7,838,413   $       3,295,013
                                                                                ==================  ==================

                                                                                                        THE HARTFORD
                                                                                   THE HARTFORD            EQUITY
                                                                                INFLATION PLUS FUND      INCOME FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $           1,335    $           5,289
   Net realized gain (loss) on security transactions..........................             (2,213)               2,104
   Net realized gain on distributions.........................................                 --               18,308
   Net unrealized appreciation (depreciation) of investments during the year..             13,895               47,071
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             13,017               72,772
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            109,290              100,825
   Net transfers..............................................................             34,065              (26,984)
   Surrenders for benefit payments and fees...................................            (71,770)             (51,933)
   Other transactions.........................................................                290                    3
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................                 (9)                 (31)
   Net annuity transactions...................................................                 --                   --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             71,866               21,880
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................             84,883               94,652

NET ASSETS:
   Beginning of year..........................................................            405,104              475,748
                                                                                -------------------  ------------------
   End of Year................................................................  $         489,987    $         570,400
                                                                                ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-224

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-225

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                      THE HARTFORD
                                                                                 THE HARTFORD         INTERNATIONAL
                                                                                   BALANCED               SMALL
                                                                                  INCOME FUND         COMPANY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,751    $             201
   Net realized gain (loss) on security transactions.........................              2,220                  854
   Net realized gain on distributions........................................              1,412                   --
   Net unrealized appreciation (depreciation) of investments during the year.              5,867                1,747
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             11,250                2,802
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             20,105               50,398
   Net transfers.............................................................             58,980              174,620
   Surrenders for benefit payments and fees..................................            (79,398)             (11,799)
   Other transactions........................................................                 18                    1
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (10)                  (4)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....               (305)             213,216
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             10,945              216,018

NET ASSETS:
   Beginning of year.........................................................            121,245               30,813
                                                                               ------------------  -------------------
   End of Year...............................................................  $         132,190    $         246,831
                                                                               ==================  ===================


                                                                                  THE HARTFORD      HOTCHKIS AND WILEY
                                                                                     MIDCAP              LARGE CAP
                                                                                   VALUE FUND           VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (989)  $           7,873
   Net realized gain (loss) on security transactions.........................                (530)              7,873
   Net realized gain on distributions........................................               6,761                  --
   Net unrealized appreciation (depreciation) of investments during the year.               6,760              96,834
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              12,002             112,580
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              37,861              44,832
   Net transfers.............................................................              (3,454)            (17,199)
   Surrenders for benefit payments and fees..................................              (9,119)            (59,540)
   Other transactions........................................................                 (35)                 (2)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (40)                 (3)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              25,213             (31,912)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              37,215              80,668

NET ASSETS:
   Beginning of year.........................................................              70,991             627,728
                                                                               -------------------  ------------------
   End of Year...............................................................   $         108,206   $         708,396
                                                                               ===================  ==================



                                                                                 INVESCO V.I.           INVESCO
                                                                                TECHNOLOGY FUND     TECHNOLOGY FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (723)  $          (2,071)
   Net realized gain (loss) on security transactions.........................              2,956              (5,423)
   Net realized gain on distributions........................................              4,373              22,115
   Net unrealized appreciation (depreciation) of investments during the year.             (8,453)            (19,593)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (1,847)             (4,972)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              3,056              39,591
   Net transfers.............................................................             (2,667)            (12,198)
   Surrenders for benefit payments and fees..................................             (2,769)            (42,639)
   Other transactions........................................................                 --                 337
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (2,380)            (14,909)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (4,227)            (19,881)

NET ASSETS:
   Beginning of year.........................................................            108,632             345,425
                                                                               ------------------  ------------------
   End of Year...............................................................  $         104,405   $         325,544
                                                                               ==================  ==================


                                                                                   IVY GLOBAL
                                                                                     NATURAL           IVY LARGE CAP
                                                                                 RESOURCES FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (6,600)  $          (4,177)
   Net realized gain (loss) on security transactions.........................             (91,067)              7,484
   Net realized gain on distributions........................................                  --              29,104
   Net unrealized appreciation (depreciation) of investments during the year.             385,091             (27,149)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             287,424               5,262
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             211,921              94,349
   Net transfers.............................................................            (107,920)             (6,850)
   Surrenders for benefit payments and fees..................................            (115,425)            (35,090)
   Other transactions........................................................                 654                   3
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (88)                (12)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (10,858)             52,400
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             276,566              57,662

NET ASSETS:
   Beginning of year.........................................................           1,263,933             554,888
                                                                               -------------------  ------------------
   End of Year...............................................................   $       1,540,499   $         612,550
                                                                               ===================  ==================



                                                                                  IVY SCIENCE &        IVY ASSET
                                                                                 TECHNOLOGY FUND     STRATEGY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (9,721)  $         (10,771)
   Net realized gain (loss) on security transactions.........................             11,368             (71,886)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.             14,184              (7,865)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             15,831             (90,522)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            266,985             211,884
   Net transfers.............................................................            (78,526)           (183,473)
   Surrenders for benefit payments and fees..................................           (226,581)            (74,582)
   Other transactions........................................................              1,147                 872
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (34)                 (8)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (37,009)            (45,307)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (21,178)           (135,829)

NET ASSETS:
   Beginning of year.........................................................          1,306,363           1,503,239
                                                                               ------------------  ------------------
   End of Year...............................................................  $       1,285,185   $       1,367,410
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-226

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-227

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                         JANUS ASPEN
                                                                                    JANUS ASPEN        GLOBAL RESEARCH
                                                                                  FORTY PORTFOLIO         PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $         (13,478)   $           1,184
   Net realized gain (loss) on security transactions..........................             (59,038)               5,707
   Net realized gain on distributions.........................................             255,762                   --
   Net unrealized appreciation (depreciation) of investments during the year..            (177,180)              (2,372)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               6,066                4,519
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              20,165                3,401
   Net transfers..............................................................            (217,005)             (49,228)
   Surrenders for benefit payments and fees...................................             (35,355)              (2,013)
   Other transactions.........................................................                  --                   --
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................              (2,489)              (1,807)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (234,684)             (49,647)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (228,618)             (45,128)

NET ASSETS:
   Beginning of year..........................................................           2,187,837              336,829
                                                                                -------------------  -------------------
   End of Year................................................................   $       1,959,219    $         291,701
                                                                                ===================  ===================

                                                                                    JANUS ASPEN          JANUS ASPEN
                                                                                    ENTERPRISE            BALANCED
                                                                                     PORTFOLIO            PORTFOLIO
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $          (1,528)  $            4,990
   Net realized gain (loss) on security transactions..........................              (1,679)               2,493
   Net realized gain on distributions.........................................              21,919                4,976
   Net unrealized appreciation (depreciation) of investments during the year..              10,854               (1,957)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              29,566               10,502
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               3,555                6,788
   Net transfers..............................................................             (11,336)            (101,638)
   Surrenders for benefit payments and fees...................................              (8,183)             (28,215)
   Other transactions.........................................................                  --                   --
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (15,964)            (123,065)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              13,602             (112,563)

NET ASSETS:
   Beginning of year..........................................................             280,733              449,975
                                                                                -------------------  -------------------
   End of Year................................................................   $         294,335   $          337,412
                                                                                ===================  ===================

                                                                                    JANUS ASPEN             JANUS
                                                                                     OVERSEAS             FLEXIBLE
                                                                                     PORTFOLIO            BOND FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $            7,318    $             343
   Net realized gain (loss) on security transactions..........................             (26,279)                (104)
   Net realized gain on distributions.........................................               5,690                   --
   Net unrealized appreciation (depreciation) of investments during the year..              (3,099)                 (62)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             (16,370)                 177
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               5,013                3,467
   Net transfers..............................................................             (29,601)              (2,991)
   Surrenders for benefit payments and fees...................................              (3,778)                  --
   Other transactions.........................................................                  (1)                   1
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (28,367)                 477
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             (44,737)                 654

NET ASSETS:
   Beginning of year..........................................................             218,168               23,171
                                                                                -------------------  -------------------
   End of Year................................................................  $          173,431    $          23,825
                                                                                ===================  ===================


                                                                                       JANUS                JANUS
                                                                                    FORTY FUND          BALANCED FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $          (33,706)  $           33,513
   Net realized gain (loss) on security transactions..........................            (232,445)                 542
   Net realized gain on distributions.........................................             344,037               31,451
   Net unrealized appreciation (depreciation) of investments during the year..             (17,466)              31,270
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              60,420               96,776
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             526,921              375,806
   Net transfers..............................................................            (219,124)             218,485
   Surrenders for benefit payments and fees...................................            (558,852)            (273,343)
   Other transactions.........................................................               3,134                  497
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                (150)                (180)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (248,071)             321,265
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (187,651)             418,041

NET ASSETS:
   Beginning of year..........................................................           5,747,997            2,288,895
                                                                                -------------------  -------------------
   End of Year................................................................  $        5,560,346   $        2,706,936
                                                                                ===================  ===================


                                                                                       JANUS                JANUS
                                                                                  ENTERPRISE FUND       OVERSEAS FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $          (11,870)  $            3,348
   Net realized gain (loss) on security transactions..........................              22,080             (147,874)
   Net realized gain on distributions.........................................              25,491                   --
   Net unrealized appreciation (depreciation) of investments during the year..             110,354              (10,623)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             146,055             (155,149)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             237,237              227,904
   Net transfers..............................................................             248,507             (182,888)
   Surrenders for benefit payments and fees...................................            (132,521)            (208,810)
   Other transactions.........................................................                 382                  602
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (57)                 (61)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             353,548             (163,253)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             499,603             (318,402)

NET ASSETS:
   Beginning of year..........................................................           1,035,851            1,966,900
                                                                                -------------------  -------------------
   End of Year................................................................  $        1,535,454   $        1,648,498
                                                                                ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-228

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-229

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                       JANUS              PERKINS
                                                                                      GLOBAL              MID CAP
                                                                                   RESEARCH FUND        VALUE FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $            (475)  $          (1,808)
   Net realized gain (loss) on security transactions..........................             (4,712)             (8,438)
   Net realized gain on distributions.........................................                 --              40,770
   Net unrealized appreciation (depreciation) of investments during the year..              5,791              35,737
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............                604              66,261
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             19,011              73,656
   Net transfers..............................................................                777               7,952
   Surrenders for benefit payments and fees...................................            (81,590)            (24,548)
   Other transactions.........................................................                548                 103
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                 (16)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (61,254)             57,147
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            (60,650)            123,408

NET ASSETS:
   Beginning of year..........................................................            323,796             355,015
                                                                                ------------------  ------------------
   End of Year................................................................  $         263,146   $         478,423
                                                                                ==================  ==================

                                                                                    PRUDENTIAL
                                                                                 JENNISON NATURAL       PRUDENTIAL
                                                                                     RESOURCES       JENNISON MID-CAP
                                                                                    FUND, INC.       GROWTH FUND, INC.
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $           7,498   $          (5,603)
   Net realized gain (loss) on security transactions..........................             (6,516)             (2,197)
   Net realized gain on distributions.........................................                 --              54,164
   Net unrealized appreciation (depreciation) of investments during the year..            182,771             (16,858)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            183,753              29,506
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            116,863             107,393
   Net transfers..............................................................            (30,460)             22,823
   Surrenders for benefit payments and fees...................................            (92,653)            (99,287)
   Other transactions.........................................................             12,427                 182
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  (2)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              6,177              31,109
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            189,930              60,615

NET ASSETS:
   Beginning of year..........................................................            526,194             793,283
                                                                                ------------------  ------------------
   End of Year................................................................  $         716,124   $         853,898
                                                                                ==================  ==================


                                                                                    PRUDENTIAL           JPMORGAN
                                                                                  JENNISON 20/20         LARGE CAP
                                                                                    FOCUS FUND          GROWTH FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $          (3,071)  $            (707)
   Net realized gain (loss) on security transactions..........................             (5,729)                (35)
   Net realized gain on distributions.........................................             31,918               6,324
   Net unrealized appreciation (depreciation) of investments during the year..            (13,742)             (7,813)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              9,376              (2,231)
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             40,794               1,005
   Net transfers..............................................................            (11,097)                 --
   Surrenders for benefit payments and fees...................................            (37,519)                 (7)
   Other transactions.........................................................                 (4)                 --
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (7,826)                998
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................              1,550              (1,233)

NET ASSETS:
   Beginning of year..........................................................            346,948              71,079
                                                                                ------------------  ------------------
   End of Year................................................................  $         348,498   $          69,846
                                                                                ==================  ==================


                                                                                                          JPMORGAN
                                                                                     JPMORGAN             SMALL CAP
                                                                                  CORE BOND FUND         EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $           55,977   $             (340)
   Net realized gain (loss) on security transactions..........................               1,243                3,507
   Net realized gain on distributions.........................................              10,354                1,520
   Net unrealized appreciation (depreciation) of investments during the year..             (25,238)               4,839
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              42,336                9,526
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             685,943                5,127
   Net transfers..............................................................             108,425                1,802
   Surrenders for benefit payments and fees...................................            (501,255)              (5,448)
   Other transactions.........................................................               6,339                   (5)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (12)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             299,440                1,476
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             341,776               11,002

NET ASSETS:
   Beginning of year..........................................................           2,487,251               46,606
                                                                                -------------------  -------------------
   End of Year................................................................  $        2,829,027   $           57,608
                                                                                ===================  ===================


                                                                                     JPMORGAN             JPMORGAN
                                                                                     SMALL CAP            SMALL CAP
                                                                                    GROWTH FUND          VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $           (4,346)  $              911
   Net realized gain (loss) on security transactions..........................                (724)              78,444
   Net realized gain on distributions.........................................              15,951                  201
   Net unrealized appreciation (depreciation) of investments during the year..              21,515               50,912
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              32,396              130,468
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              75,532               75,278
   Net transfers..............................................................              (9,212)            (626,929)
   Surrenders for benefit payments and fees...................................             (15,218)             (36,900)
   Other transactions.........................................................                 (28)                  28
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (19)                 (16)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              51,055             (588,539)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              83,451             (458,071)

NET ASSETS:
   Beginning of year..........................................................             362,347              769,263
                                                                                -------------------  -------------------
   End of Year................................................................  $          445,798   $          311,192
                                                                                ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-230

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-231

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                        JPMORGAN
                                                                                    JPMORGAN         SMARTRETIREMENT
                                                                                U.S. EQUITY FUND        2015 FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $           7,948   $          25,204
   Net realized gain (loss) on security transactions..........................              2,312                (514)
   Net realized gain on distributions.........................................             57,642                  --
   Net unrealized appreciation (depreciation) of investments during the year..             91,788              42,447
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            159,690              67,137
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            216,440             255,135
   Net transfers..............................................................            (20,936)             96,868
   Surrenders for benefit payments and fees...................................           (287,569)           (238,246)
   Other transactions.........................................................                392               1,671
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (49)                (73)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (91,722)            115,355
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             67,968             182,492

NET ASSETS:
   Beginning of year..........................................................          1,552,547           1,647,265
                                                                                ------------------  ------------------
   End of Year................................................................  $       1,620,515   $       1,829,757
                                                                                ==================  ==================

                                                                                    JPMORGAN             JPMORGAN
                                                                                 SMARTRETIREMENT      SMARTRETIREMENT
                                                                                    2020 FUND            2025 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $          75,460    $          77,480
   Net realized gain (loss) on security transactions..........................            (13,588)              (3,338)
   Net realized gain on distributions.........................................             32,380               57,768
   Net unrealized appreciation (depreciation) of investments during the year..            143,966              184,269
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............            238,218              316,179
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................          1,147,673            1,233,283
   Net transfers..............................................................            270,354              414,864
   Surrenders for benefit payments and fees...................................           (321,371)            (606,799)
   Other transactions.........................................................              4,682                1,461
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................               (106)                (538)
   Net annuity transactions...................................................                 --                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....          1,101,232            1,042,271
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................          1,339,450            1,358,450

NET ASSETS:
   Beginning of year..........................................................          4,634,534            5,790,688
                                                                                ------------------  -------------------
   End of Year................................................................  $       5,973,984    $       7,149,138
                                                                                ==================  ===================

                                                                                    JPMORGAN            JPMORGAN
                                                                                 SMARTRETIREMENT     SMARTRETIREMENT
                                                                                    2030 FUND           2035 FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $          89,975   $          45,489
   Net realized gain (loss) on security transactions..........................            (15,295)            (10,139)
   Net realized gain on distributions.........................................             60,346              33,354
   Net unrealized appreciation (depreciation) of investments during the year..            207,624             123,168
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            342,650             191,872
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................          1,670,654             844,036
   Net transfers..............................................................            799,227             146,100
   Surrenders for benefit payments and fees...................................           (767,602)           (500,620)
   Other transactions.........................................................              5,217               3,197
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................               (589)               (419)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....          1,706,907             492,294
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................          2,049,557             684,166

NET ASSETS:
   Beginning of year..........................................................          5,729,070           3,219,591
                                                                                ------------------  ------------------
   End of Year................................................................  $       7,778,627   $       3,903,757
                                                                                ==================  ==================

                                                                                    JPMORGAN            JPMORGAN
                                                                                 SMARTRETIREMENT     SMARTRETIREMENT
                                                                                    2040 FUND           2045 FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $          62,567   $          28,249
   Net realized gain (loss) on security transactions..........................               (720)              5,046
   Net realized gain on distributions.........................................             53,815              28,419
   Net unrealized appreciation (depreciation) of investments during the year..            146,362             101,311
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            262,024             163,025
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................          1,348,257             744,591
   Net transfers..............................................................          1,145,616            (204,774)
   Surrenders for benefit payments and fees...................................           (654,915)           (596,633)
   Other transactions.........................................................              2,604              (1,130)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................               (678)               (733)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....          1,840,884             (58,679)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................          2,102,908             104,346

NET ASSETS:
   Beginning of year..........................................................          3,513,239           2,703,313
                                                                                ------------------  ------------------
   End of Year................................................................  $       5,616,147   $       2,807,659
                                                                                ==================  ==================

                                                                                    JPMORGAN            JPMORGAN
                                                                                 SMARTRETIREMENT     SMARTRETIREMENT
                                                                                    2050 FUND          INCOME FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $          28,505   $          14,547
   Net realized gain (loss) on security transactions..........................             (1,006)             (2,369)
   Net realized gain on distributions.........................................             29,009                  --
   Net unrealized appreciation (depreciation) of investments during the year..             80,737              29,453
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            137,245              41,631
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            776,045             189,456
   Net transfers..............................................................            606,314             223,013
   Surrenders for benefit payments and fees...................................           (324,418)           (288,138)
   Other transactions.........................................................              2,960               3,544
   Death benefits.............................................................                 --
   Net loan activity..........................................................               (127)                (78)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....          1,060,774             127,797
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................          1,198,019             169,428

NET ASSETS:
   Beginning of year..........................................................          1,586,288             809,399
                                                                                ------------------  ------------------
   End of Year................................................................  $       2,784,307   $         978,827
                                                                                ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-232

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-233

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                     JP MORGAN            JP MORGAN
                                                                                 SMART RETIREMENT        PRIME MONEY
                                                                                     2055 FUND           MARKET FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $            5,353   $           (6,799)
   Net realized gain (loss) on security transactions..........................              (6,997)                 (28)
   Net realized gain on distributions.........................................               4,743                   --
   Net unrealized appreciation (depreciation) of investments during the year..              18,353                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              21,452               (6,827)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             260,660              209,756
   Net transfers..............................................................             (27,002)          (1,159,683)
   Surrenders for benefit payments and fees...................................             (51,520)            (193,326)
   Other transactions.........................................................                  59                   28
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (57)                (294)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             182,140           (1,143,516)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             203,592           (1,150,343)

NET ASSETS:
   Beginning of year..........................................................             344,647            1,150,346
                                                                                -------------------  -------------------
   End of Year................................................................  $          548,239   $               --
                                                                                ===================  ===================

                                                                                      KEELEY
                                                                                     SMALL CAP         LOOMIS SAYLES
                                                                                    VALUE FUND           BOND FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $           1,786   $          51,710
   Net realized gain (loss) on security transactions..........................             46,222             (37,182)
   Net realized gain on distributions.........................................             75,267              38,560
   Net unrealized appreciation (depreciation) of investments during the year..            143,836             224,765
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            267,111             277,853
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             95,605             648,566
   Net transfers..............................................................           (121,761)           (308,084)
   Surrenders for benefit payments and fees...................................           (275,942)           (476,930)
   Other transactions.........................................................                  4               4,457
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (54)                 (6)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (302,148)           (131,997)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................            (35,037)            145,856

NET ASSETS:
   Beginning of year..........................................................          1,608,260           3,503,069
                                                                                ------------------  ------------------
   End of Year................................................................  $       1,573,223   $       3,648,925
                                                                                ==================  ==================

                                                                                                      LKCM AQUINAS
                                                                                  LKCM AQUINAS          CATHOLIC
                                                                                   GROWTH FUND         EQUITY FUND
                                                                                SUB-ACCOUNT (15)    SUB-ACCOUNT (16)
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $          24,730   $          (1,707)
   Net realized gain (loss) on security transactions..........................            (39,167)            (13,239)
   Net realized gain on distributions.........................................                 --              35,266
   Net unrealized appreciation (depreciation) of investments during the year..             27,630                 (77)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             13,193              20,243
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             42,983             118,255
   Net transfers..............................................................           (279,330)             98,012
   Surrenders for benefit payments and fees...................................            (21,208)            (40,898)
   Other transactions.........................................................                  2                  (9)
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (10)                (20)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (257,563)            175,340
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................           (244,370)            195,583

NET ASSETS:
   Beginning of year..........................................................            244,370             307,171
                                                                                ------------------  ------------------
   End of Year................................................................  $              --   $         502,754
                                                                                ==================  ==================

                                                                                                       LORD ABBETT
                                                                                   LORD ABBETT         FUNDAMENTAL
                                                                                 AFFILIATED FUND       EQUITY FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $           7,183   $          39,919
   Net realized gain (loss) on security transactions..........................             13,034             (60,578)
   Net realized gain on distributions.........................................             25,251             150,291
   Net unrealized appreciation (depreciation) of investments during the year..             21,490             444,389
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             66,958             574,021
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             54,092             459,079
   Net transfers..............................................................           (224,367)           (255,352)
   Surrenders for benefit payments and fees...................................            (54,151)           (362,817)
   Other transactions.........................................................                171               3,924
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (44)                (46)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (224,299)           (155,212)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................           (157,341)            418,809

NET ASSETS:
   Beginning of year..........................................................            658,787           3,870,390
                                                                                ------------------  ------------------
   End of Year................................................................  $         501,446   $       4,289,199
                                                                                ==================  ==================

                                                                                    LORD ABBETT          LORD ABBETT
                                                                                       BOND                GROWTH
                                                                                  DEBENTURE FUND     OPPORTUNITIES FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $          95,084    $          (1,423)
   Net realized gain (loss) on security transactions..........................             (14,306)              (2,319)
   Net realized gain on distributions.........................................                  --                4,983
   Net unrealized appreciation (depreciation) of investments during the year..             183,528                 (914)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             264,306                  327
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             336,284               26,927
   Net transfers..............................................................              (9,133)                 704
   Surrenders for benefit payments and fees...................................            (186,852)             (18,761)
   Other transactions.........................................................                 626                    7
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (51)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             140,874                8,877
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             405,180                9,204

NET ASSETS:
   Beginning of year..........................................................           2,286,319              151,206
                                                                                -------------------  -------------------
   End of Year................................................................   $       2,691,499    $         160,410
                                                                                ===================  ===================

(15) Effective July 29, 2016 LKCM Aquinas Growth Fund merged with LKCM Aquinas Value fund.

(16)  Formerly LKCM Aquinas Value Fund. Change effective August 19, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-234

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-235

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                  LORD ABBETT
                                                                                  CALIBRATED
                                                                                   DIVIDEND            LORD ABBETT
                                                                                  GROWTH FUND       TOTAL RETURN FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,035    $          95,413
   Net realized gain (loss) on security transactions.........................              1,761                  794
   Net realized gain on distributions........................................              9,894               15,600
   Net unrealized appreciation (depreciation) of investments during the year.              6,554              (55,457)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             19,244               56,350
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             21,263              573,948
   Net transfers.............................................................            (21,197)           2,583,995
   Surrenders for benefit payments and fees..................................             (7,499)            (628,055)
   Other transactions........................................................                  6                  232
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 (3)                (128)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (7,430)           2,529,992
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             11,814            2,586,342

NET ASSETS:
   Beginning of year.........................................................            143,634            2,582,646
                                                                               ------------------  -------------------
   End of Year...............................................................  $         155,448    $       5,168,988
                                                                               ==================  ===================


                                                                                   LORD ABBETT        LORD ABBETT
                                                                                   DEVELOPING        INTERNATIONAL
                                                                                   GROWTH FUND     CORE EQUITY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (9,374)  $           4,190
   Net realized gain (loss) on security transactions.........................           (178,221)             (2,383)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.            108,365              (6,131)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (79,230)             (4,324)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            204,268              62,157
   Net transfers.............................................................           (178,875)            (23,631)
   Surrenders for benefit payments and fees..................................           (451,183)            (10,044)
   Other transactions........................................................                 11                 380
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (48)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (425,827)             28,862
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (505,057)             24,538

NET ASSETS:
   Beginning of year.........................................................          1,590,686             239,690
                                                                               ------------------  ------------------
   End of Year...............................................................  $       1,085,629   $         264,228
                                                                               ==================  ==================


                                                                                   LORD ABBETT
                                                                                      VALUE             CLEARBRIDGE
                                                                               OPPORTUNITIES FUND       VALUE TRUST
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (25,101)   $            (182)
   Net realized gain (loss) on security transactions.........................             (86,104)               1,185
   Net realized gain on distributions........................................             215,783                   --
   Net unrealized appreciation (depreciation) of investments during the year.             430,473               30,387
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             535,051               31,390
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             439,429               16,775
   Net transfers.............................................................              41,635               42,244
   Surrenders for benefit payments and fees..................................            (492,269)             (68,467)
   Other transactions........................................................               1,320                   (3)
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                 (76)                  --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (9,961)              (9,451)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................             525,090               21,939

NET ASSETS:
   Beginning of year.........................................................           3,490,106              301,662
                                                                               -------------------  -------------------
   End of Year...............................................................   $       4,015,196    $         323,601
                                                                               ===================  ===================


                                                                                                       MASSMUTUAL
                                                                                   BMO MID-CAP       RETIRESMART(SM)
                                                                                   VALUE FUND           2010 FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           4,177   $           1,031
   Net realized gain (loss) on security transactions.........................            (24,099)             (1,706)
   Net realized gain on distributions........................................            189,774                  --
   Net unrealized appreciation (depreciation) of investments during the year.            (58,029)              2,795
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            111,823               2,120
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             65,235              11,240
   Net transfers.............................................................            (10,313)                 --
   Surrenders for benefit payments and fees..................................           (130,113)             (3,259)
   Other transactions........................................................                 85                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (16)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (75,122)              7,981
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             36,701              10,101

NET ASSETS:
   Beginning of year.........................................................            775,355              42,771
                                                                               ------------------  ------------------
   End of Year...............................................................  $         812,056   $          52,872
                                                                               ==================  ==================


                                                                                MFS(R) EMERGING       MASSACHUSETTS
                                                                                    MARKETS         INVESTORS GROWTH
                                                                                   DEBT FUND           STOCK FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          16,319    $          15,624
   Net realized gain (loss) on security transactions.........................                633               19,906
   Net realized gain on distributions........................................                 --              140,836
   Net unrealized appreciation (depreciation) of investments during the year.             15,439               16,862
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             32,391              193,228
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            109,857               66,617
   Net transfers.............................................................              1,104             (184,658)
   Surrenders for benefit payments and fees..................................            (49,775)            (271,342)
   Other transactions........................................................                372                  271
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (12)                  (2)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             61,546             (389,114)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             93,937             (195,886)

NET ASSETS:
   Beginning of year.........................................................            392,881            3,029,946
                                                                               ------------------  -------------------
   End of Year...............................................................  $         486,818    $       2,834,060
                                                                               ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-236

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-237

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                             MFS
                                                                                                        INTERNATIONAL
                                                                                     MFS HIGH                NEW
                                                                                    INCOME FUND        DISCOVERY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 ------------------  -------------------
OPERATIONS:
   Net investment income (loss)................................................  $          64,570   $            2,681
   Net realized gain (loss) on security transactions...........................            (44,593)               3,845
   Net realized gain on distributions..........................................                 --                3,726
   Net unrealized appreciation (depreciation) of investments during the year...            135,043              (10,162)
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............            155,020                   90
                                                                                 ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             74,431               49,194
   Net transfers...............................................................            (32,891)             (37,106)
   Surrenders for benefit payments and fees....................................           (394,222)             (16,332)
   Other transactions..........................................................                850                   --
   Death benefits..............................................................                 --                   --
   Net loan activity...........................................................                 (1)                 (11)
   Net annuity transactions....................................................                 --                   --
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......           (351,833)              (4,255)
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets.......................................           (196,813)              (4,165)

NET ASSETS:
   Beginning of year...........................................................          1,421,904              347,838
                                                                                 ------------------  -------------------
   End of Year.................................................................  $       1,225,091   $          343,673
                                                                                 ==================  ===================



                                                                                     MFS MID CAP            MFS NEW
                                                                                     GROWTH FUND        DISCOVERY FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------
OPERATIONS:
   Net investment income (loss)................................................  $           (4,081)   $          (1,067)
   Net realized gain (loss) on security transactions...........................              17,535               14,583
   Net realized gain on distributions..........................................              26,659               50,434
   Net unrealized appreciation (depreciation) of investments during the year...             (16,596)             138,233
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............              23,517              202,183
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              18,996              432,789
   Net transfers...............................................................               4,701             (746,072)
   Surrenders for benefit payments and fees....................................            (245,736)            (206,797)
   Other transactions..........................................................                 104               (7,633)
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                  (2)                 (13)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (221,937)            (527,726)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................            (198,420)            (325,543)

NET ASSETS:
   Beginning of year...........................................................             695,441            2,442,303
                                                                                 -------------------  -------------------
   End of Year.................................................................  $          497,021    $       2,116,760
                                                                                 ===================  ===================



                                                                                    MFS RESEARCH           MFS TOTAL
                                                                                 INTERNATIONAL FUND       RETURN FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  ------------------
OPERATIONS:
   Net investment income (loss)................................................   $          29,824   $          49,920
   Net realized gain (loss) on security transactions...........................             (39,614)             37,785
   Net realized gain on distributions..........................................                  --              39,957
   Net unrealized appreciation (depreciation) of investments during the year...             (44,002)            105,428
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............             (53,792)            233,090
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             631,331             390,492
   Net transfers...............................................................             121,686            (101,047)
   Surrenders for benefit payments and fees....................................            (411,756)           (180,346)
   Other transactions..........................................................               3,257               1,298
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                (181)               (107)
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......             344,337             110,290
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................             290,545             343,380

NET ASSETS:
   Beginning of year...........................................................           3,056,578           2,609,789
                                                                                 -------------------  ------------------
   End of Year.................................................................   $       3,347,123   $       2,953,169
                                                                                 ===================  ==================



                                                                                         MFS                  MFS
                                                                                   UTILITIES FUND         VALUE FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------
OPERATIONS:
   Net investment income (loss)................................................  $          145,787    $         140,940
   Net realized gain (loss) on security transactions...........................            (174,639)             301,116
   Net realized gain on distributions..........................................                  --              162,457
   Net unrealized appreciation (depreciation) of investments during the year...             530,619              591,616
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............             501,767            1,196,129
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             433,367            1,110,512
   Net transfers...............................................................            (227,377)             128,989
   Surrenders for benefit payments and fees....................................            (619,872)          (1,861,030)
   Other transactions..........................................................                 694              (12,918)
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                 (67)                (286)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......            (413,255)            (634,733)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................              88,512              561,396

NET ASSETS:
   Beginning of year...........................................................           4,633,004            9,037,944
                                                                                 -------------------  -------------------
   End of Year.................................................................  $        4,721,516    $       9,599,340
                                                                                 ===================  ===================


                                                                                                             MFS
                                                                                     MFS TOTAL          MASSACHUSETTS
                                                                                 RETURN BOND FUND      INVESTORS TRUST
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 ------------------  ------------------
OPERATIONS:
   Net investment income (loss)................................................  $          30,676   $           5,011
   Net realized gain (loss) on security transactions...........................              1,598             121,687
   Net realized gain on distributions..........................................                 --              66,965
   Net unrealized appreciation (depreciation) of investments during the year...             (2,325)            (52,786)
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............             29,949             140,877
                                                                                 ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................            260,411             254,101
   Net transfers...............................................................            354,981            (758,510)
   Surrenders for benefit payments and fees....................................           (199,493)           (112,561)
   Other transactions..........................................................                880               1,572
   Death benefits..............................................................                 --                  --
   Net loan activity...........................................................                (18)                (58)
   Net annuity transactions....................................................                 --                  --
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......            416,761            (615,456)
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets.......................................            446,710            (474,579)

NET ASSETS:
   Beginning of year...........................................................          1,239,050           1,760,123
                                                                                 ------------------  ------------------
   End of Year.................................................................  $       1,685,760   $       1,285,544
                                                                                 ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-238

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-239

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                      MFS
                                                                                 INTERNATIONAL         MFS CORE
                                                                                  GROWTH FUND         EQUITY FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (186)  $           4,880
   Net realized gain (loss) on security transactions.........................                374             (61,040)
   Net realized gain on distributions........................................                 --              74,771
   Net unrealized appreciation (depreciation) of investments during the year.              2,370             237,755
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              2,558             256,366
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             46,176              55,323
   Net transfers.............................................................             11,382            (140,959)
   Surrenders for benefit payments and fees..................................             (5,667)           (408,975)
   Other transactions........................................................                 --                   8
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (15)                 (1)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             51,876            (494,604)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             54,434            (238,238)

NET ASSETS:
   Beginning of year.........................................................            117,025           2,778,208
                                                                               ------------------  ------------------
   End of Year...............................................................  $         171,459   $       2,539,970
                                                                               ==================  ==================


                                                                                       MFS                  MFS
                                                                                   GOVERNMENT          INTERNATIONAL
                                                                                 SECURITIES FUND        VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          85,982   $         161,545
   Net realized gain (loss) on security transactions.........................              (5,602)            154,613
   Net realized gain on distributions........................................                  --              11,500
   Net unrealized appreciation (depreciation) of investments during the year.             (33,899)             89,371
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              46,481             417,029
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             872,217           2,239,216
   Net transfers.............................................................            (869,596)            811,254
   Surrenders for benefit payments and fees..................................            (627,148)         (2,114,773)
   Other transactions........................................................               1,776              12,849
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (321)               (106)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (623,072)            948,440
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (576,591)          1,365,469

NET ASSETS:
   Beginning of year.........................................................           4,827,688           9,856,324
                                                                               -------------------  ------------------
   End of Year...............................................................   $       4,251,097   $      11,221,793
                                                                               ===================  ==================



                                                                                       MFS             MFS CORE
                                                                                 TECHNOLOGY FUND     EQUITY SERIES
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (759)  $              11
   Net realized gain (loss) on security transactions.........................                506                  (7)
   Net realized gain on distributions........................................              2,015               1,048
   Net unrealized appreciation (depreciation) of investments during the year.              5,342                 272
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              7,104               1,324
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              6,121               1,200
   Net transfers.............................................................                 --                  --
   Surrenders for benefit payments and fees..................................             (1,104)                 --
   Other transactions........................................................                 (1)                 (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              5,016               1,199
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             12,120               2,523

NET ASSETS:
   Beginning of year.........................................................             93,419              11,585
                                                                               ------------------  ------------------
   End of Year...............................................................  $         105,539   $          14,108
                                                                               ==================  ==================



                                                                                       MFS                  MFS
                                                                                UTILITIES SERIES        GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           8,723    $          (1,756)
   Net realized gain (loss) on security transactions.........................              (7,886)               3,404
   Net realized gain on distributions........................................               6,242                2,785
   Net unrealized appreciation (depreciation) of investments during the year.              23,479               (2,272)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              30,558                2,161
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               5,343               29,104
   Net transfers.............................................................              (5,679)               1,316
   Surrenders for benefit payments and fees..................................             (40,234)             (17,292)
   Other transactions........................................................                  (1)                 (46)
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                   --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (40,571)              13,082
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................             (10,013)              15,243

NET ASSETS:
   Beginning of year.........................................................             243,605              154,688
                                                                               -------------------  -------------------
   End of Year...............................................................   $         233,592    $         169,931
                                                                               ===================  ===================

                                                                                                        BLACKROCK
                                                                                       MFS               GLOBAL
                                                                                   HIGH YIELD          ALLOCATION
                                                                                    PORTFOLIO          FUND, INC.
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           7,990   $          31,546
   Net realized gain (loss) on security transactions.........................             (1,030)           (113,785)
   Net realized gain on distributions........................................                 --              75,774
   Net unrealized appreciation (depreciation) of investments during the year.              9,017             297,185
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             15,977             290,720
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                900           1,433,302
   Net transfers.............................................................              5,449            (137,120)
   Surrenders for benefit payments and fees..................................             (9,525)           (917,064)
   Other transactions........................................................                 (1)              3,894
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                (248)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (3,177)            382,764
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             12,800             673,484

NET ASSETS:
   Beginning of year.........................................................            123,973           8,723,282
                                                                               ------------------  ------------------
   End of Year...............................................................  $         136,773   $       9,396,766
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-240

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-241

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                        BLACKROCK
                                                                                    BLACKROCK             VALUE
                                                                                    LARGE CAP         OPPORTUNITIES
                                                                                    CORE FUND          FUND, INC.
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (54)  $            (804)
   Net realized gain (loss) on security transactions.........................              3,948                 307
   Net realized gain on distributions........................................              3,774               2,645
   Net unrealized appreciation (depreciation) of investments during the year.             (2,469)             11,630
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              5,199              13,778
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              3,396               7,495
   Net transfers.............................................................                 50                  --
   Surrenders for benefit payments and fees..................................            (15,039)               (795)
   Other transactions........................................................                 (1)                 (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (14)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (11,608)              6,699
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (6,409)             20,477

NET ASSETS:
   Beginning of year.........................................................             70,421              58,028
                                                                               ------------------  ------------------
   End of Year...............................................................  $          64,012   $          78,505
                                                                               ==================  ==================


                                                                                   BLACKROCK            BLACKROCK
                                                                                   SMALL CAP          MID CAP VALUE
                                                                                GROWTH FUND II     OPPORTUNITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (3,395)   $          (4,278)
   Net realized gain (loss) on security transactions.........................            (30,207)             (23,198)
   Net realized gain on distributions........................................                 --               88,569
   Net unrealized appreciation (depreciation) of investments during the year.            116,369              281,377
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             82,767              342,470
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            107,766              261,718
   Net transfers.............................................................            (37,015)             238,805
   Surrenders for benefit payments and fees..................................           (136,343)            (197,302)
   Other transactions........................................................                  6                1,270
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (41)                (109)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (65,627)             304,382
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             17,140              646,852

NET ASSETS:
   Beginning of year.........................................................            800,775            1,344,813
                                                                               ------------------  -------------------
   End of Year...............................................................  $         817,915    $       1,991,665
                                                                               ==================  ===================

                                                                                    BLACKROCK
                                                                                  INTERNATIONAL        BLACKROCK
                                                                                  OPPORTUNITIES     MID CAP GROWTH
                                                                                    PORTFOLIO      EQUITY PORTFOLIO
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          44,371   $          (2,585)
   Net realized gain (loss) on security transactions.........................            (13,643)              8,119
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.            (25,838)             (1,970)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              4,890               3,564
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            207,921              32,179
   Net transfers.............................................................             36,513                (767)
   Surrenders for benefit payments and fees..................................           (100,009)            (56,722)
   Other transactions........................................................                447                   3
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (12)                 (9)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            144,860             (25,316)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            149,750             (21,752)

NET ASSETS:
   Beginning of year.........................................................          1,010,839             296,585
                                                                               ------------------  ------------------
   End of Year...............................................................  $       1,160,589   $         274,833
                                                                               ==================  ==================


                                                                                 VICTORY MUNDER          NEUBERGER
                                                                                  MID-CAP CORE        BERMAN SOCIALLY
                                                                                   GROWTH FUND        RESPONSIVE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (7,863)  $           7,945
   Net realized gain (loss) on security transactions.........................             160,530             (63,292)
   Net realized gain on distributions........................................             368,600              92,853
   Net unrealized appreciation (depreciation) of investments during the year.            (250,600)             96,428
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             270,667             133,934
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             211,091             191,093
   Net transfers.............................................................            (151,720)           (152,081)
   Surrenders for benefit payments and fees..................................          (1,526,268)           (165,737)
   Other transactions........................................................                  29                  (1)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (114)                (32)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (1,466,982)           (126,758)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................          (1,196,315)              7,176

NET ASSETS:
   Beginning of year.........................................................           4,390,252           1,430,028
                                                                               -------------------  ------------------
   End of Year...............................................................   $       3,193,937   $       1,437,204
                                                                               ===================  ==================


                                                                                  NUVEEN NWQ           THE OAKMARK
                                                                                 INTERNATIONAL        INTERNATIONAL
                                                                                  VALUE FUND         SMALL CAP FUND
                                                                               SUB-ACCOUNT (17)        SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             373    $           8,960
   Net realized gain (loss) on security transactions.........................               (141)             (14,873)
   Net realized gain on distributions........................................                 --                2,606
   Net unrealized appreciation (depreciation) of investments during the year.                701               28,422
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                933               25,115
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,677                  133
   Net transfers.............................................................             14,841               (7,025)
   Surrenders for benefit payments and fees..................................             (6,235)             (64,352)
   Other transactions........................................................                 --                   (1)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 (2)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             13,281              (71,245)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             14,214              (46,130)

NET ASSETS:
   Beginning of year.........................................................             21,412              470,209
                                                                               ------------------  -------------------
   End of Year...............................................................  $          35,626    $         424,079
                                                                               ==================  ===================

(17) Formerly Nuveen Tradewinds International Value Fund. Change effective August 1, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-242

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-243

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                   THE OAKMARK          OPPENHEIMER
                                                                                   EQUITY AND             CAPITAL
                                                                                   INCOME FUND       APPRECIATION FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         181,384    $          (4,280)
   Net realized gain (loss) on security transactions.........................             (50,755)             (64,322)
   Net realized gain on distributions........................................             308,177               33,037
   Net unrealized appreciation (depreciation) of investments during the year.             938,397                  712
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           1,377,203              (34,853)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             662,460               23,502
   Net transfers.............................................................            (443,415)            (117,348)
   Surrenders for benefit payments and fees..................................          (6,589,548)            (281,096)
   Other transactions........................................................             (15,297)                 144
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                 (44)                  --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (6,385,844)            (374,798)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................          (5,008,641)            (409,651)

NET ASSETS:
   Beginning of year.........................................................          17,293,542            1,228,612
                                                                               -------------------  -------------------
   End of Year...............................................................   $      12,284,901    $         818,961
                                                                               ===================  ===================

                                                                                                       OPPENHEIMER
                                                                                   OPPENHEIMER           GLOBAL
                                                                                   GLOBAL FUND     OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT      SUB-ACCOUNT (18)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           9,713    $               6
   Net realized gain (loss) on security transactions.........................            (47,033)                  --
   Net realized gain on distributions........................................                 --                  365
   Net unrealized appreciation (depreciation) of investments during the year.            (49,968)                (517)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (87,288)                (146)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            440,048                   --
   Net transfers.............................................................           (524,110)               5,485
   Surrenders for benefit payments and fees..................................         (1,266,513)                  --
   Other transactions........................................................              2,507                   --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (214)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,348,282)               5,485
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................         (1,435,570)               5,339

NET ASSETS:
   Beginning of year.........................................................          6,277,109                   --
                                                                               ------------------  -------------------
   End of Year...............................................................  $       4,841,539    $           5,339
                                                                               ==================  ===================

                                                                                   OPPENHEIMER
                                                                                  INTERNATIONAL         OPPENHEIMER
                                                                                   GROWTH FUND       MAIN STREET FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          32,182    $            268
   Net realized gain (loss) on security transactions.........................              29,514                 515
   Net realized gain on distributions........................................                  --               4,507
   Net unrealized appreciation (depreciation) of investments during the year.            (127,432)             17,489
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (65,736)             22,779
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             606,338              31,330
   Net transfers.............................................................              10,777             (46,375)
   Surrenders for benefit payments and fees..................................          (1,468,374)            (36,732)
   Other transactions........................................................              15,188                  (3)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (155)                (18)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (836,226)            (51,798)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (901,962)            (29,019)

NET ASSETS:
   Beginning of year.........................................................           4,669,844             276,646
                                                                               -------------------  ------------------
   End of Year...............................................................   $       3,767,882    $        247,627
                                                                               ===================  ==================

                                                                                   OPPENHEIMER        OPPENHEIMER
                                                                                GLOBAL STRATEGIC      MAIN STREET
                                                                                   INCOME FUND       MID CAP FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          22,802   $           5,103
   Net realized gain (loss) on security transactions.........................             (2,774)             12,545
   Net realized gain on distributions........................................                 --              57,728
   Net unrealized appreciation (depreciation) of investments during the year.             22,822             253,960
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             42,850             329,336
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            160,674             314,815
   Net transfers.............................................................            132,176            (123,299)
   Surrenders for benefit payments and fees..................................            (91,009)           (382,611)
   Other transactions........................................................                881                 757
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (39)                (20)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            202,683            (190,358)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            245,533             138,978

NET ASSETS:
   Beginning of year.........................................................            620,577           2,631,556
                                                                               ------------------  ------------------
   End of Year...............................................................  $         866,110   $       2,770,534
                                                                               ==================  ==================

                                                                                   OPPENHEIMER
                                                                                   DEVELOPING           OPPENHEIMER
                                                                                  MARKETS FUND          EQUITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (5,973)  $             226
   Net realized gain (loss) on security transactions.........................            (135,300)              3,162
   Net realized gain on distributions........................................                  --               9,499
   Net unrealized appreciation (depreciation) of investments during the year.             500,047              (1,815)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             358,774              11,072
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             677,294              17,211
   Net transfers.............................................................             (22,988)                 --
   Surrenders for benefit payments and fees..................................          (1,188,650)            (18,810)
   Other transactions........................................................                (244)                 (2)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (102)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (534,690)             (1,601)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (175,916)              9,471

NET ASSETS:
   Beginning of year.........................................................           5,367,256             244,192
                                                                               -------------------  ------------------
   End of Year...............................................................   $       5,191,340   $         253,663
                                                                               ===================  ==================

(18)  Funded as of September 28, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-244

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-245

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                   OPPENHEIMER        OPPENHEIMER
                                                                                     CAPITAL         INTERNATIONAL
                                                                                   INCOME FUND         BOND FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              14   $         158,219
   Net realized gain (loss) on security transactions.........................                 --             (94,179)
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.                 34             163,213
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 48             227,253
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 90             560,767
   Net transfers.............................................................                 --            (362,744)
   Surrenders for benefit payments and fees..................................                 (1)           (613,519)
   Other transactions........................................................                 (1)              1,505
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                (124)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 88            (414,115)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                136            (186,862)

NET ASSETS:
   Beginning of year.........................................................                730           4,580,468
                                                                               ------------------  ------------------
   End of Year...............................................................  $             866   $       4,393,606
                                                                               ==================  ==================

                                                                                  OPPENHEIMER          OPPENHEIMER
                                                                                    MID CAP            MAIN STREET
                                                                                  VALUE FUND         SELECT FUND(R)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,443)  $           3,482
   Net realized gain (loss) on security transactions.........................             16,037              13,649
   Net realized gain on distributions........................................                 --              66,671
   Net unrealized appreciation (depreciation) of investments during the year.             85,449               9,558
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            100,043              93,360
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             70,125             130,368
   Net transfers.............................................................            (46,937)             (4,783)
   Surrenders for benefit payments and fees..................................            (33,262)            (70,563)
   Other transactions........................................................                 (4)             (1,114)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (30)                (65)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (10,108)             53,843
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             89,935             147,203

NET ASSETS:
   Beginning of year.........................................................            518,012             981,168
                                                                               ------------------  ------------------
   End of Year...............................................................  $         607,947   $       1,128,371
                                                                               ==================  ==================

                                                                                  OPPENHEIMER
                                                                                GOLD & SPECIAL         OPPENHEIMER
                                                                                 MINERALS FUND      REAL ESTATE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          98,362    $          27,988
   Net realized gain (loss) on security transactions.........................            (22,041)               6,516
   Net realized gain on distributions........................................                 --              179,658
   Net unrealized appreciation (depreciation) of investments during the year.            488,032             (144,170)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            564,353               69,992
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            297,690              259,882
   Net transfers.............................................................           (140,474)             124,985
   Surrenders for benefit payments and fees..................................           (161,185)            (269,202)
   Other transactions........................................................                 18                  724
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (116)                 (86)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (4,067)             116,303
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            560,286              186,295

NET ASSETS:
   Beginning of year.........................................................          1,177,286            1,589,422
                                                                               ------------------  -------------------
   End of Year...............................................................  $       1,737,572    $       1,775,717
                                                                               ==================  ===================

                                                                                   OPPENHEIMER        OPPENHEIMER
                                                                                     EQUITY          INTERNATIONAL
                                                                                   INCOME FUND     DIVERSIFIED FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           6,143   $            (524)
   Net realized gain (loss) on security transactions.........................             (1,748)              1,265
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.             45,067                (445)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             49,462                 296
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             55,986              24,139
   Net transfers.............................................................             36,513               4,709
   Surrenders for benefit payments and fees..................................            (15,566)            (19,651)
   Other transactions........................................................                 (2)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (15)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             76,931               9,182
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            126,393               9,478

NET ASSETS:
   Beginning of year.........................................................            253,493              86,470
                                                                               ------------------  ------------------
   End of Year...............................................................  $         379,886   $          95,948
                                                                               ==================  ==================

                                                                                   OPPENHEIMER            PUTNAM
                                                                                     RISING               GLOBAL
                                                                                 DIVIDENDS FUND         EQUITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $              (8)  $             232
   Net realized gain (loss) on security transactions.........................                  (7)                701
   Net realized gain on distributions........................................                 443                  --
   Net unrealized appreciation (depreciation) of investments during the year.                (104)               (772)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 324                 161
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               2,108                 430
   Net transfers.............................................................                  --              (9,483)
   Surrenders for benefit payments and fees..................................                  (2)                 --
   Other transactions........................................................                  --                   1
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               2,106              (9,052)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................               2,430              (8,891)

NET ASSETS:
   Beginning of year.........................................................               7,209              56,442
                                                                               -------------------  ------------------
   End of Year...............................................................   $           9,639   $          47,551
                                                                               ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-246

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-247

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                                          PUTNAM VT
                                                                                     PUTNAM VT          INTERNATIONAL
                                                                                  HIGH YIELD FUND        GROWTH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $          20,619    $             300
   Net realized gain (loss) on security transactions..........................              (2,904)                 (53)
   Net realized gain on distributions.........................................                  --                   --
   Net unrealized appreciation (depreciation) of investments during the year..              33,869              (10,018)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              51,584               (9,771)
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               1,582                4,743
   Net transfers..............................................................               3,515                   --
   Surrenders for benefit payments and fees...................................             (23,389)                  --
   Other transactions.........................................................                  (1)                   1
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                 (212)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (18,293)               4,532
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              33,291               (5,239)

NET ASSETS:
   Beginning of year..........................................................             358,240              131,246
                                                                                -------------------  -------------------
   End of Year................................................................   $         391,531    $         126,007
                                                                                ===================  ===================

                                                                                     PUTNAM VT            PUTNAM VT
                                                                                     MULTI-CAP            SMALL CAP
                                                                                    GROWTH FUND          VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $             817    $             987
   Net realized gain (loss) on security transactions..........................              28,138                    3
   Net realized gain on distributions.........................................              53,169               21,479
   Net unrealized appreciation (depreciation) of investments during the year..             (55,498)              31,565
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              26,626               54,034
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               3,570                7,902
   Net transfers..............................................................            (189,873)              67,110
   Surrenders for benefit payments and fees...................................             (22,443)              (7,399)
   Other transactions.........................................................                  --                   (1)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                (250)             (12,614)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (208,996)              54,998
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (182,370)             109,032

NET ASSETS:
   Beginning of year..........................................................             552,766              215,708
                                                                                -------------------  -------------------
   End of Year................................................................   $         370,396    $         324,740
                                                                                ===================  ===================

                                                                                      PIONEER
                                                                                    DISCIPLINED       PIONEER EMERGING
                                                                                    VALUE FUND          MARKETS FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $            (107)   $          (7,492)
   Net realized gain (loss) on security transactions..........................              (3,443)            (109,229)
   Net realized gain on distributions.........................................                  --                   --
   Net unrealized appreciation (depreciation) of investments during the year..              15,955              182,023
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              12,405               65,302
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              11,688              167,763
   Net transfers..............................................................             (11,235)             (55,754)
   Surrenders for benefit payments and fees...................................              (1,722)            (161,908)
   Other transactions.........................................................                  (3)                 674
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  (4)                 (41)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              (1,276)             (49,266)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              11,129               16,036

NET ASSETS:
   Beginning of year..........................................................              93,216            1,032,191
                                                                                -------------------  -------------------
   End of Year................................................................   $         104,345    $       1,048,227
                                                                                ===================  ===================

                                                                                                           PIONEER
                                                                                  PIONEER EQUITY         FUNDAMENTAL
                                                                                    INCOME FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT (19)        SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $              12    $            (150)
   Net realized gain (loss) on security transactions..........................                   1                2,387
   Net realized gain on distributions.........................................                 227                  219
   Net unrealized appreciation (depreciation) of investments during the year..                  16               (1,828)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............                 256                  628
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               2,278                5,971
   Net transfers..............................................................                  --                4,400
   Surrenders for benefit payments and fees...................................                 (20)             (17,430)
   Other transactions.........................................................                  --                   (1)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               2,258               (7,060)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................               2,514               (6,432)

NET ASSETS:
   Beginning of year..........................................................                  --               20,675
                                                                                -------------------  -------------------
   End of Year................................................................   $           2,514    $          14,243
                                                                                ===================  ===================

                                                                                     ALLIANZGI            ALLIANZGI
                                                                                 NFJ INTERNATIONAL      NFJ SMALL-CAP
                                                                                    VALUE FUND           VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $              938   $           14,553
   Net realized gain (loss) on security transactions..........................              (2,675)             (68,868)
   Net realized gain on distributions.........................................                  --               44,673
   Net unrealized appreciation (depreciation) of investments during the year..              (2,097)             353,325
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              (3,834)             343,683
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               6,030              188,225
   Net transfers..............................................................             (10,091)              31,103
   Surrenders for benefit payments and fees...................................              (3,059)            (188,543)
   Other transactions.........................................................                  70                1,586
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                  (47)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              (7,050)              32,324
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             (10,884)             376,007

NET ASSETS:
   Beginning of year..........................................................              54,599            1,581,180
                                                                                -------------------  -------------------
   End of Year................................................................  $           43,715   $        1,957,187
                                                                                ===================  ===================

(19)  Funded as of January 12, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-248

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-249

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                   ALLIANZGI          AMG MANAGERS
                                                                                 NFJ DIVIDEND            CADENCE
                                                                                  VALUE FUND          MID CAP FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          83,910    $            (208)
   Net realized gain (loss) on security transactions.........................            165,197                2,772
   Net realized gain on distributions........................................            207,369                1,377
   Net unrealized appreciation (depreciation) of investments during the year.            347,668               (2,153)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            804,144                1,788
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            911,586                5,384
   Net transfers.............................................................           (477,622)             (25,625)
   Surrenders for benefit payments and fees..................................           (696,886)              (1,879)
   Other transactions........................................................                731                   24
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (392)                  (4)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (262,583)             (22,100)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            541,561              (20,312)

NET ASSETS:
   Beginning of year.........................................................          5,233,937               45,905
                                                                               ------------------  -------------------
   End of Year...............................................................  $       5,775,498    $          25,593
                                                                               ==================  ===================

                                                                                      PIMCO
                                                                                EMERGING MARKETS
                                                                                    BOND FUND         PIONEER FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          30,372   $             (43)
   Net realized gain (loss) on security transactions.........................            (78,089)            (14,773)
   Net realized gain on distributions........................................                 --             104,790
   Net unrealized appreciation (depreciation) of investments during the year.            124,758             (39,209)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             77,041              50,765
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             49,540             125,718
   Net transfers.............................................................           (210,051)            (23,587)
   Surrenders for benefit payments and fees..................................           (113,830)            (78,953)
   Other transactions........................................................                190                 (45)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (274,151)             23,133
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (197,110)             73,898

NET ASSETS:
   Beginning of year.........................................................            880,342             562,185
                                                                               ------------------  ------------------
   End of Year...............................................................  $         683,232   $         636,083
                                                                               ==================  ==================

                                                                                                         PIONEER
                                                                                    PIONEER             STRATEGIC
                                                                                HIGH YIELD FUND        INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          86,279    $         112,505
   Net realized gain (loss) on security transactions.........................            (63,525)              (9,681)
   Net realized gain on distributions........................................                 --                   --
   Net unrealized appreciation (depreciation) of investments during the year.            213,872              148,634
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            236,626              251,458
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            223,301              669,592
   Net transfers.............................................................           (120,954)             451,358
   Surrenders for benefit payments and fees..................................           (460,351)            (435,054)
   Other transactions........................................................              1,456                1,180
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (72)                (231)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (356,620)             686,845
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (119,994)             938,303

NET ASSETS:
   Beginning of year.........................................................          1,967,083            3,428,373
                                                                               ------------------  -------------------
   End of Year...............................................................  $       1,847,089    $       4,366,676
                                                                               ==================  ===================

                                                                                     PIONEER              PIONEER
                                                                                     MID CAP          SELECT MID CAP
                                                                                   VALUE FUND           GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (4,425)  $          (5,454)
   Net realized gain (loss) on security transactions.........................             (24,211)              2,252
   Net realized gain on distributions........................................              65,164              10,404
   Net unrealized appreciation (depreciation) of investments during the year.             100,836              13,011
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             137,364              20,213
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             132,317              67,483
   Net transfers.............................................................            (163,954)             (5,249)
   Surrenders for benefit payments and fees..................................            (120,564)            (35,168)
   Other transactions........................................................                 324                   3
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (134)                 (2)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (152,011)             27,067
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (14,647)             47,280

NET ASSETS:
   Beginning of year.........................................................           1,132,879             581,090
                                                                               -------------------  ------------------
   End of Year...............................................................   $       1,118,232   $         628,370
                                                                               ===================  ==================

                                                                                                        PUTNAM
                                                                                  PIMCO TOTAL           EQUITY
                                                                                RETURN III FUND       INCOME FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           3,729   $           4,726
   Net realized gain (loss) on security transactions.........................             (2,301)              1,125
   Net realized gain on distributions........................................                147               5,781
   Net unrealized appreciation (depreciation) of investments during the year.              2,034              66,905
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              3,609              78,537
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             41,977              89,123
   Net transfers.............................................................               (283)            (15,392)
   Surrenders for benefit payments and fees..................................             (7,003)            (51,528)
   Other transactions........................................................                 79                 174
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (2)                (17)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             34,768              22,360
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             38,377             100,897

NET ASSETS:
   Beginning of year.........................................................            189,696             589,522
                                                                               ------------------  ------------------
   End of Year...............................................................  $         228,073   $         690,419
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-250

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-251

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                      PUTNAM               PUTNAM
                                                                                    HIGH YIELD          INTERNATIONAL
                                                                                  ADVANTAGE FUND         EQUITY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $           62,941   $          10,118
   Net realized gain (loss) on security transactions..........................             (44,600)              3,316
   Net realized gain on distributions.........................................                  --                  --
   Net unrealized appreciation (depreciation) of investments during the year..             151,338             (28,172)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             169,679             (14,738)
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             197,741                 869
   Net transfers..............................................................              (5,852)             15,427
   Surrenders for benefit payments and fees...................................            (270,778)            (39,278)
   Other transactions.........................................................                 172                  --
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                 (27)                 --
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (78,744)            (22,982)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................              90,935             (37,720)

NET ASSETS:
   Beginning of year..........................................................           1,203,725             436,380
                                                                                -------------------  ------------------
   End of Year................................................................  $        1,294,660   $         398,660
                                                                                ===================  ==================


                                                                                      PUTNAM
                                                                                     MULTI-CAP            PUTNAM
                                                                                    GROWTH FUND        VOYAGER FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $             (50)  $              (2)
   Net realized gain (loss) on security transactions..........................                545                  19
   Net realized gain on distributions.........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year..               (198)                 37
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............                297                  54
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................                855                 686
   Net transfers..............................................................                 --              (1,229)
   Surrenders for benefit payments and fees...................................             (4,811)                (10)
   Other transactions.........................................................                 (1)                 --
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                 --                  --
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (3,957)               (553)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................             (3,660)               (499)

NET ASSETS:
   Beginning of year..........................................................              8,784                 499
                                                                                ------------------  ------------------
   End of Year................................................................  $           5,124   $              --
                                                                                ==================  ==================

                                                                                      PUTNAM
                                                                                   INTERNATIONAL          PUTNAM
                                                                                      CAPITAL            SMALL CAP
                                                                                OPPORTUNITIES FUND      GROWTH FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                -------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................   $           3,401   $          (1,027)
   Net realized gain (loss) on security transactions..........................              (3,773)              4,180
   Net realized gain on distributions.........................................                  --                  --
   Net unrealized appreciation (depreciation) of investments during the year..              (8,940)             12,342
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............              (9,312)             15,495
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              24,133              27,841
   Net transfers..............................................................             (20,746)             60,428
   Surrenders for benefit payments and fees...................................             (25,517)            (24,449)
   Other transactions.........................................................                  11                  (2)
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                  --                 (10)
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (22,119)             63,808
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................             (31,431)             79,303

NET ASSETS:
   Beginning of year..........................................................             239,240             183,567
                                                                                -------------------  ------------------
   End of Year................................................................   $         207,809   $         262,870
                                                                                ===================  ==================


                                                                                                           ROYCE
                                                                                      ROYCE          SMALLER-COMPANIES
                                                                                TOTAL RETURN FUND       GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $           3,243    $          (1,774)
   Net realized gain (loss) on security transactions..........................            (28,907)             (12,850)
   Net realized gain on distributions.........................................             68,808               53,344
   Net unrealized appreciation (depreciation) of investments during the year..             84,969                3,788
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............            128,113               42,508
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             93,308               20,855
   Net transfers..............................................................            (62,901)             (30,687)
   Surrenders for benefit payments and fees...................................            (99,142)             (19,317)
   Other transactions.........................................................              1,589                   (3)
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................                (15)                 (10)
   Net annuity transactions...................................................                 --                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (67,161)             (29,162)
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................             60,952               13,346

NET ASSETS:
   Beginning of year..........................................................            554,318              506,422
                                                                                ------------------  -------------------
   End of Year................................................................  $         615,270    $         519,768
                                                                                ==================  ===================


                                                                                       ROYCE
                                                                                     SMALL-CAP
                                                                                    VALUE FUND          RS VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $          (2,256)   $              --
   Net realized gain (loss) on security transactions..........................            (180,871)             145,108
   Net realized gain on distributions.........................................              21,307                   --
   Net unrealized appreciation (depreciation) of investments during the year..             189,374              (11,825)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              27,554              133,283
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              46,137               61,423
   Net transfers..............................................................            (395,292)          (2,073,112)
   Surrenders for benefit payments and fees...................................             (13,612)            (456,729)
   Other transactions.........................................................              (4,304)                   6
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  (4)                  (8)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (367,075)          (2,468,420)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................            (339,521)          (2,335,137)

NET ASSETS:
   Beginning of year..........................................................             657,093            2,335,134
                                                                                -------------------  -------------------
   End of Year................................................................   $         317,572    $              --
                                                                                ===================  ===================

(20)  Effective July 29,2016 RS Value Fund merged with Victory RS Value Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-252

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-253

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                     COLUMBIA             COLUMBIA
                                                                                DIVERSIFIED EQUITY      SMALL/MID CAP
                                                                                    INCOME FUND          VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $           1,052    $          (1,538)
   Net realized gain (loss) on security transactions..........................               1,127               (3,220)
   Net realized gain on distributions.........................................               1,899                   --
   Net unrealized appreciation (depreciation) of investments during the year..               9,825               44,447
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              13,903               39,689
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               8,034               28,777
   Net transfers..............................................................                (370)             (47,782)
   Surrenders for benefit payments and fees...................................             (15,941)             (43,642)
   Other transactions.........................................................                  28                   72
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   (8)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              (8,249)             (62,583)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................               5,654              (22,894)

NET ASSETS:
   Beginning of year..........................................................             105,756              285,167
                                                                                -------------------  -------------------
   End of Year................................................................   $         111,410    $         262,273
                                                                                ===================  ===================

                                                                                     COLUMBIA            RIDGEWORTH
                                                                                   MULTI-ADVISOR           CEREDEX
                                                                                     SMALL CAP         SMALL CAP VALUE
                                                                                    VALUE FUND           EQUITY FUND
                                                                                 SUB-ACCOUNT (31)     SUB-ACCOUNT (21)
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $             (40)   $             816
   Net realized gain (loss) on security transactions..........................              (1,259)             (33,005)
   Net realized gain on distributions.........................................                  --               65,226
   Net unrealized appreciation (depreciation) of investments during the year..               1,358              285,225
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............                  59              318,262
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               1,312              188,813
   Net transfers..............................................................             (16,964)             (28,709)
   Surrenders for benefit payments and fees...................................              (1,090)            (105,887)
   Other transactions.........................................................                   2                  627
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                  (27)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (16,740)              54,817
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             (16,681)             373,079

NET ASSETS:
   Beginning of year..........................................................              16,681            1,129,835
                                                                                -------------------  -------------------
   End of Year................................................................   $              --    $       1,502,914
                                                                                ===================  ===================

                                                                                    RIDGEWORTH
                                                                                      CEREDEX            RIDGEWORTH
                                                                                   MID-CAP VALUE         SEIX TOTAL
                                                                                    EQUITY FUND       RETURN BOND FUND
                                                                                 SUB-ACCOUNT (22)        SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $           2,512    $           1,427
   Net realized gain (loss) on security transactions..........................              (2,517)                (821)
   Net realized gain on distributions.........................................              43,117                2,160
   Net unrealized appreciation (depreciation) of investments during the year..             147,405                  565
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             190,517                3,331
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             134,816               11,421
   Net transfers..............................................................             (59,246)             (10,636)
   Surrenders for benefit payments and fees...................................             (85,067)             (28,836)
   Other transactions.........................................................                 209                    5
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (49)                 (12)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              (9,337)             (28,058)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             181,180              (24,727)

NET ASSETS:
   Beginning of year..........................................................           1,058,135              166,489
                                                                                -------------------  -------------------
   End of Year................................................................   $       1,239,315    $         141,762
                                                                                ===================  ===================

                                                                                    RIDGEWORTH
                                                                                      CEREDEX             DEUTSCHE
                                                                                  LARGE CAP VALUE        REAL ESTATE
                                                                                    EQUITY FUND        SECURITIES FUND
                                                                                 SUB-ACCOUNT (23)        SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $           2,211    $             290
   Net realized gain (loss) on security transactions..........................               1,149                  834
   Net realized gain on distributions.........................................               1,003                1,363
   Net unrealized appreciation (depreciation) of investments during the year..              38,545                 (958)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              42,908                1,529
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              39,575                   --
   Net transfers..............................................................             124,791                 (260)
   Surrenders for benefit payments and fees...................................             (22,741)             (13,914)
   Other transactions.........................................................                  (2)                  --
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             141,623              (14,174)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             184,531              (12,645)

NET ASSETS:
   Beginning of year..........................................................              85,472               28,307
                                                                                -------------------  -------------------
   End of Year................................................................   $         270,003    $          15,662
                                                                                ===================  ===================


                                                                                     DEUTSCHE             DEUTSCHE
                                                                                      EQUITY               CAPITAL
                                                                                   DIVIDEND FUND         GROWTH FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $            2,690   $              (32)
   Net realized gain (loss) on security transactions..........................               6,983                   (2)
   Net realized gain on distributions.........................................                  --                  416
   Net unrealized appreciation (depreciation) of investments during the year..              24,660                 (163)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              34,333                  219
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              12,749                3,224
   Net transfers..............................................................              (7,796)                  --
   Surrenders for benefit payments and fees...................................             (39,765)                  (6)
   Other transactions.........................................................                   4                   --
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (12)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (34,820)               3,218
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................                (487)               3,437

NET ASSETS:
   Beginning of year..........................................................             193,407                2,235
                                                                                -------------------  -------------------
   End of Year................................................................  $          192,920   $            5,672
                                                                                ===================  ===================

(21) Formerly RidgeWorth Small Cap Value Equity Fund. Change effective August 1, 2016

(22) Formerly RidgeWorth Mid-Cap Value Equity Fund. Change effective August 1, 2016

(23) Formerly RidgeWorth Large Cap Value Equity Fund. Change effective August 1, 2016

(31) Effective May 20, 2016 Columbia Multi-Advisor Small Cap Value Fund merged with Columbia Select Smaller Cap Value Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-254

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-255

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                    DEUTSCHE
                                                                                    ENHANCED
                                                                                EMERGING MARKETS     SSGA S&P 500
                                                                                  FIXED INCOME        INDEX FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,147   $          14,843
   Net realized gain (loss) on security transactions.........................             (1,426)             34,845
   Net realized gain on distributions........................................                 --             126,094
   Net unrealized appreciation (depreciation) of investments during the year.              2,684              11,551
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              2,405             187,333
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              5,541             173,737
   Net transfers.............................................................                 --              44,431
   Surrenders for benefit payments and fees..................................             (1,163)           (174,738)
   Other transactions........................................................                 (1)               (779)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  (9)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              4,377              42,642
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              6,782             229,975

NET ASSETS:
   Beginning of year.........................................................             29,559           1,658,134
                                                                               ------------------  ------------------
   End of Year...............................................................  $          36,341   $       1,888,109
                                                                               ==================  ==================


                                                                                                       DEUTSCHE
                                                                                    DEUTSCHE            GLOBAL
                                                                                 CORE EQUITY VIP      GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            441   $            (985)
   Net realized gain (loss) on security transactions.........................             18,984                 295
   Net realized gain on distributions........................................              7,877                  --
   Net unrealized appreciation (depreciation) of investments during the year.            (22,483)               (195)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              4,819                (885)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,550               5,927
   Net transfers.............................................................           (108,072)                 --
   Surrenders for benefit payments and fees..................................            (15,714)             (3,882)
   Other transactions........................................................                 --                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (122,236)              2,045
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (117,417)              1,160

NET ASSETS:
   Beginning of year.........................................................            204,647             127,154
                                                                               ------------------  ------------------
   End of Year...............................................................   $         87,230   $         128,314
                                                                               ==================  ==================


                                                                                                        MASSMUTUAL
                                                                                     SELECT            SELECT TOTAL
                                                                                  OVERSEAS FUND      RETURN BOND FUND
                                                                                SUB-ACCOUNT (24)     SUB-ACCOUNT (25)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             539   $           4,896
   Net realized gain (loss) on security transactions.........................                  37                (541)
   Net realized gain on distributions........................................                  --               5,294
   Net unrealized appreciation (depreciation) of investments during the year.               4,851             (15,693)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               5,427              (6,044)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               4,858              30,749
   Net transfers.............................................................              50,947             230,755
   Surrenders for benefit payments and fees..................................                  (3)             (8,785)
   Other transactions........................................................                  --                 (10)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (12)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              55,802             252,697
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              61,229             246,653

NET ASSETS:
   Beginning of year.........................................................                  --                  --
                                                                               -------------------  ------------------
   End of Year...............................................................   $          61,229   $         246,653
                                                                               ===================  ==================

                                                                                    SELECT
                                                                                T. ROWE PRICE/       SELECT WESTERN
                                                                                   FRONTIER             STRATEGIC
                                                                                 MC GR II FUND          BOND FUND
                                                                               SUB-ACCOUNT (26)     SUB-ACCOUNT (27)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (29)   $          3,404
   Net realized gain (loss) on security transactions.........................                  1                 (67)
   Net realized gain on distributions........................................                474                  --
   Net unrealized appreciation (depreciation) of investments during the year.               (425)             (4,796)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 21              (1,459)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,163               7,738
   Net transfers.............................................................              8,490             147,872
   Surrenders for benefit payments and fees..................................                (17)             (9,616)
   Other transactions........................................................                 --                (414)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  (9)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              9,636             145,571
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              9,657             144,112

NET ASSETS:
   Beginning of year.........................................................                 --                  --
                                                                               ------------------  ------------------
   End of Year...............................................................  $           9,657    $        144,112
                                                                               ==================  ==================


                                                                                                      CLEARBRIDGE
                                                                                   CLEARBRIDGE        AGGRESSIVE
                                                                                APPRECIATION FUND     GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,226   $            (756)
   Net realized gain (loss) on security transactions.........................              4,507              13,780
   Net realized gain on distributions........................................              8,135               3,282
   Net unrealized appreciation (depreciation) of investments during the year.             11,310             (15,375)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             25,178                 931
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             34,503               6,654
   Net transfers.............................................................             36,841              (4,358)
   Surrenders for benefit payments and fees..................................            (19,669)            (78,500)
   Other transactions........................................................                 (2)                 (5)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (30)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             51,643             (76,209)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             76,821             (75,278)

NET ASSETS:
   Beginning of year.........................................................            304,323             153,311
                                                                               ------------------  ------------------
   End of Year...............................................................  $         381,144   $          78,033
                                                                               ==================  ==================

(24)  Funded as of February 22, 2016

(25)  Funded as of February 9, 2016

(26)  Funded as of March 9, 2016

(27)  Funded as of June 3, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-256

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-257

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                   CLEARBRIDGE        CLEARBRIDGE
                                                                               ALL CAP VALUE FUND    MID CAP FUND
                                                                                   SUB-ACCOUNT     SUB-ACCOUNT (28)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (65)  $          (3,293)
   Net realized gain (loss) on security transactions.........................               (637)             10,056
   Net realized gain on distributions........................................              2,918              10,838
   Net unrealized appreciation (depreciation) of investments during the year.              1,287              94,558
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              3,503             112,159
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,050             150,709
   Net transfers.............................................................             (7,842)            263,092
   Surrenders for benefit payments and fees..................................             (1,485)            (65,211)
   Other transactions........................................................                 (1)              2,084
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (13)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (8,278)            350,661
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (4,775)            462,820

NET ASSETS:
   Beginning of year.........................................................             26,449             474,531
                                                                               ------------------  ------------------
   End of Year...............................................................  $          21,674   $         937,351
                                                                               ==================  ==================

                                                                                   CLEARBRIDGE           THORNBURG
                                                                                    SMALL CAP          INTERNATIONAL
                                                                                   GROWTH FUND          VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (4,436)  $          21,941
   Net realized gain (loss) on security transactions.........................               5,895            (118,415)
   Net realized gain on distributions........................................              20,078                  --
   Net unrealized appreciation (depreciation) of investments during the year.              18,244             (23,449)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              39,781            (119,923)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              99,003             410,683
   Net transfers.............................................................               4,096            (211,314)
   Surrenders for benefit payments and fees..................................             (62,931)           (319,622)
   Other transactions........................................................                 294               1,529
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (15)                (85)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              40,447            (118,809)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              80,228            (238,732)

NET ASSETS:
   Beginning of year.........................................................             610,536           3,205,278
                                                                               -------------------  ------------------
   End of Year...............................................................   $         690,764   $       2,966,546
                                                                               ===================  ==================


                                                                                   THORNBURG            THORNBURG
                                                                                  VALUE FUND        CORE GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (4,684)   $         (6,762)
   Net realized gain (loss) on security transactions.........................             36,501              64,803
   Net realized gain on distributions........................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year.             47,354             (88,723)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             79,171             (30,682)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            175,013             116,121
   Net transfers.............................................................            (65,336)           (154,506)
   Surrenders for benefit payments and fees..................................            (84,905)           (159,909)
   Other transactions........................................................                 61                  33
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (205)               (106)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             24,628            (198,367)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            103,799            (229,049)

NET ASSETS:
   Beginning of year.........................................................          1,355,056             899,194
                                                                               ------------------  ------------------
   End of Year...............................................................  $       1,458,855    $        670,145
                                                                               ==================  ==================

                                                                                  TIMOTHY PLAN       T. ROWE PRICE
                                                                                  LARGE/MID CAP         GROWTH
                                                                                   VALUE FUND      STOCK FUND, INC.
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,839)  $         (57,316)
   Net realized gain (loss) on security transactions.........................            (10,234)            121,180
   Net realized gain on distributions........................................              3,292             162,532
   Net unrealized appreciation (depreciation) of investments during the year.             27,922            (195,938)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             19,141              30,458
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             73,846           1,254,355
   Net transfers.............................................................            (20,870)            185,889
   Surrenders for benefit payments and fees..................................            (27,230)           (842,413)
   Other transactions........................................................                 (1)              3,171
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (5)               (454)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             25,740             600,548
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             44,881             631,006

NET ASSETS:
   Beginning of year.........................................................            224,711           6,778,840
                                                                               ------------------  ------------------
   End of Year...............................................................  $         269,592   $       7,409,846
                                                                               ==================  ==================

                                                                                  T. ROWE PRICE      T. ROWE PRICE
                                                                                     EQUITY         RETIREMENT 2010
                                                                                   INCOME FUND           FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          13,256   $           9,703
   Net realized gain (loss) on security transactions.........................             19,912              15,475
   Net realized gain on distributions........................................             72,563              31,981
   Net unrealized appreciation (depreciation) of investments during the year.            113,696              26,817
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            219,427              83,976
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            203,550             135,240
   Net transfers.............................................................            (68,307)             15,493
   Surrenders for benefit payments and fees..................................           (306,968)           (267,142)
   Other transactions........................................................                709               1,369
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (63)                (52)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (171,079)           (115,092)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             48,348             (31,116)

NET ASSETS:
   Beginning of year.........................................................          1,352,843           1,416,298
                                                                               ------------------  ------------------
   End of Year...............................................................  $       1,401,191   $       1,385,182
                                                                               ==================  ==================

(28)  Formerly ClearBridge Mid Cap Core Fund. Change effective January 4,
      2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-258

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-259

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                 T. ROWE PRICE      T. ROWE PRICE
                                                                                RETIREMENT 2020    RETIREMENT 2030
                                                                                     FUND               FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         66,447   $          42,350
   Net realized gain (loss) on security transactions........................             78,583              49,066
   Net realized gain on distributions.......................................            187,069             264,953
   Net unrealized appreciation (depreciation) of investments during the year            288,816             258,601
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            620,915             614,970
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          1,270,692           1,887,590
   Net transfers............................................................            (75,335)            268,213
   Surrenders for benefit payments and fees.................................           (925,988)           (994,544)
   Other transactions.......................................................              6,841               4,541
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................               (158)               (580)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            276,052           1,165,220
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            896,967           1,780,190

NET ASSETS:
   Beginning of year........................................................          9,874,538           8,485,704
                                                                              ------------------  ------------------
   End of Year..............................................................   $     10,771,505   $      10,265,894
                                                                              ==================  ==================

                                                                                 T. ROWE PRICE      T. ROWE PRICE
                                                                                RETIREMENT 2040    RETIREMENT 2050
                                                                                     FUND               FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           6,949   $           1,658
   Net realized gain (loss) on security transactions........................             56,139              29,673
   Net realized gain on distributions.......................................            185,131              79,761
   Net unrealized appreciation (depreciation) of investments during the year             81,018              46,545
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            329,237             157,637
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................          1,224,906             729,539
   Net transfers............................................................             21,537             (26,551)
   Surrenders for benefit payments and fees.................................           (931,304)           (375,208)
   Other transactions.......................................................              5,515               1,295
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................               (392)               (225)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            320,262             328,850
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            649,499             486,487

NET ASSETS:
   Beginning of year........................................................          5,035,628           2,186,835
                                                                              ------------------  ------------------
   End of Year..............................................................  $       5,685,127   $       2,673,322
                                                                              ==================  ==================

                                                                                 T. ROWE PRICE
                                                                                  RETIREMENT          UBS GLOBAL
                                                                                 BALANCED FUND      ALLOCATION FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $           1,034    $             84
   Net realized gain (loss) on security transactions........................                717                  --
   Net realized gain on distributions.......................................             11,096                  --
   Net unrealized appreciation (depreciation) of investments during the year             11,194                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             24,041                  84
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             64,757               2,590
   Net transfers............................................................            162,729                  --
   Surrenders for benefit payments and fees.................................           (143,024)                (10)
   Other transactions.......................................................                193                  --
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................                (15)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...             84,640               2,580
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            108,681               2,664

NET ASSETS:
   Beginning of year........................................................            509,845               2,995
                                                                              ------------------  ------------------
   End of Year..............................................................  $         618,526    $          5,659
                                                                              ==================  ==================

                                                                                                      VANGUARD
                                                                                   UBS US             SMALL-CAP
                                                                               ALLOCATION FUND       INDEX FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                              -----------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $               7   $         66,233
   Net realized gain (loss) on security transactions........................                 --             37,620
   Net realized gain on distributions.......................................                 --                 --
   Net unrealized appreciation (depreciation) of investments during the year                105            607,175
                                                                              -----------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                112            711,028
                                                                              -----------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              8,391            261,744
   Net transfers............................................................                 --           (121,656)
   Surrenders for benefit payments and fees.................................                 --         (1,564,303)
   Other transactions.......................................................                 --             (8,565)
   Death benefits...........................................................                 --                 --
   Net loan activity........................................................                 --                (31)
   Net annuity transactions.................................................                 --                 --
                                                                              -----------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              8,391         (1,432,811)
                                                                              -----------------  ------------------
   Net increase (decrease) in net assets....................................              8,503           (721,783)

NET ASSETS:
   Beginning of year........................................................                 79          4,800,347
                                                                              -----------------  ------------------
   End of Year..............................................................  $           8,582   $      4,078,564
                                                                              =================  ==================

                                                                                  VANGUARD             VANGUARD
                                                                                   MID-CAP            TOTAL BOND
                                                                                 INDEX FUND        MARKET INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          41,599   $          40,832
   Net realized gain (loss) on security transactions........................             49,679               5,513
   Net realized gain on distributions.......................................                 --                 591
   Net unrealized appreciation (depreciation) of investments during the year            243,484              20,646
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            334,762              67,582
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            367,728             201,024
   Net transfers............................................................             23,519             (58,600)
   Surrenders for benefit payments and fees.................................         (1,471,102)         (1,013,466)
   Other transactions.......................................................             (4,101)                109
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................                (38)                (17)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...         (1,083,994)           (870,950)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................           (749,232)           (803,368)

NET ASSETS:
   Beginning of year........................................................          3,336,193           2,127,170
                                                                              ------------------  ------------------
   End of Year..............................................................  $       2,586,961   $       1,323,802
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-260

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-261

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                    VANGUARD             VICTORY
                                                                                   TOTAL STOCK         DIVERSIFIED
                                                                                MARKET INDEX FUND      STOCK FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                                ------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................  $          61,482   $           2,608
   Net realized gain (loss) on security transactions..........................             84,614              (1,105)
   Net realized gain on distributions.........................................                 --               6,699
   Net unrealized appreciation (depreciation) of investments during the year..            241,204              10,279
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............            387,300              18,481
                                                                                ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            524,878              58,005
   Net transfers..............................................................           (150,303)             (1,546)
   Surrenders for benefit payments and fees...................................         (1,960,198)           (306,413)
   Other transactions.........................................................                (66)                100
   Death benefits.............................................................                 --                  --
   Net loan activity..........................................................                (73)                (21)
   Net annuity transactions...................................................                 --                  --
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....         (1,585,762)           (249,875)
                                                                                ------------------  ------------------
   Net increase (decrease) in net assets......................................         (1,198,462)           (231,394)

NET ASSETS:
   Beginning of year..........................................................          3,837,698             814,434
                                                                                ------------------  ------------------
   End of Year................................................................  $       2,639,236   $         583,040
                                                                                ==================  ==================

                                                                                                          VICTORY
                                                                                     VICTORY             SYCAMORE
                                                                                     SPECIAL           SMALL COMPANY
                                                                                   VALUE FUND        OPPORTUNITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                                ------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $           3,562    $          (8,195)
   Net realized gain (loss) on security transactions..........................             51,476               65,834
   Net realized gain on distributions.........................................                 --              201,116
   Net unrealized appreciation (depreciation) of investments during the year..            (18,255)             817,968
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             36,783            1,076,723
                                                                                ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................            130,200              572,578
   Net transfers..............................................................            (94,012)             (74,378)
   Surrenders for benefit payments and fees...................................           (155,141)            (286,986)
   Other transactions.........................................................                325                  545
   Death benefits.............................................................                 --                   --
   Net loan activity..........................................................                (31)                (191)
   Net annuity transactions...................................................                 --                   --
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....           (118,659)             211,568
                                                                                ------------------  -------------------
   Net increase (decrease) in net assets......................................            (81,876)           1,288,291

NET ASSETS:
   Beginning of year..........................................................          1,265,202            3,532,248
                                                                                ------------------  -------------------
   End of Year................................................................  $       1,183,326    $       4,820,539
                                                                                ==================  ===================

                                                                                      VICTORY
                                                                                     SYCAMORE              INVESCO
                                                                                    ESTABLISHED           SMALL CAP
                                                                                    VALUE FUND         DISCOVERY FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $          31,865    $         (11,436)
   Net realized gain (loss) on security transactions..........................              14,055             (140,776)
   Net realized gain on distributions.........................................              63,373               30,962
   Net unrealized appreciation (depreciation) of investments during the year..           1,019,212              140,105
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............           1,128,505               18,855
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................           1,601,062              238,459
   Net transfers..............................................................            (516,066)            (285,539)
   Surrenders for benefit payments and fees...................................            (363,244)            (219,584)
   Other transactions.........................................................              30,689                  160
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (67)                (122)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             752,374             (266,626)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................           1,880,879             (247,771)

NET ASSETS:
   Beginning of year..........................................................           4,792,335            1,889,192
                                                                                -------------------  -------------------
   End of Year................................................................   $       6,673,214    $       1,641,421
                                                                                ===================  ===================


                                                                                                           INVESCO
                                                                                      INVESCO            EQUITY AND
                                                                                   COMSTOCK FUND         INCOME FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $          98,082    $         222,657
   Net realized gain (loss) on security transactions..........................              69,168              (62,151)
   Net realized gain on distributions.........................................             306,641              464,692
   Net unrealized appreciation (depreciation) of investments during the year..             389,190            1,553,168
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............             863,081            2,178,366
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             457,453              929,139
   Net transfers..............................................................             (58,018)            (949,948)
   Surrenders for benefit payments and fees...................................          (1,184,161)          (2,073,949)
   Other transactions.........................................................              (2,219)              (1,338)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                (538)                (623)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (787,483)          (2,096,719)
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              75,598               81,647

NET ASSETS:
   Beginning of year..........................................................           5,547,333           17,157,629
                                                                                -------------------  -------------------
   End of Year................................................................   $       5,622,931    $      17,239,276
                                                                                ===================  ===================


                                                                                      INVESCO             INVESCO
                                                                                    GROWTH AND            MID CAP
                                                                                    INCOME FUND         GROWTH FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                -------------------  ------------------
OPERATIONS:
   Net investment income (loss)...............................................   $          26,311   $         (12,898)
   Net realized gain (loss) on security transactions..........................              36,210              17,580
   Net realized gain on distributions.........................................             167,200              39,898
   Net unrealized appreciation (depreciation) of investments during the year..             305,934             (45,421)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations............             535,655                (841)
                                                                                -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             369,958             232,124
   Net transfers..............................................................            (275,773)            (94,386)
   Surrenders for benefit payments and fees...................................            (235,510)           (143,783)
   Other transactions.........................................................                (143)              1,735
   Death benefits.............................................................                  --                  --
   Net loan activity..........................................................                 (65)                (32)
   Net annuity transactions...................................................                  --                  --
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions.....            (141,533)             (4,342)
                                                                                -------------------  ------------------
   Net increase (decrease) in net assets......................................             394,122              (5,183)

NET ASSETS:
   Beginning of year..........................................................           2,724,940           1,514,194
                                                                                -------------------  ------------------
   End of Year................................................................   $       3,119,062   $       1,509,011
                                                                                ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-262

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-263

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                    INVESCO              INVESCO
                                                                                    QUALITY             SMALL CAP
                                                                                  INCOME FUND          VALUE FUND
                                                                               SUB-ACCOUNT (29)        SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              42    $          (5,980)
   Net realized gain (loss) on security transactions.........................                 --              (62,463)
   Net realized gain on distributions........................................                 --               21,346
   Net unrealized appreciation (depreciation) of investments during the year.                (44)             216,776
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                 (2)             169,679
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              2,307              241,402
   Net transfers.............................................................                 --              (35,569)
   Surrenders for benefit payments and fees..................................                 (1)            (410,872)
   Other transactions........................................................                  1                  859
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                  (49)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,307             (204,229)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              2,305              (34,550)

NET ASSETS:
   Beginning of year.........................................................                436            1,284,412
                                                                               ------------------  -------------------
   End of Year...............................................................  $           2,741    $       1,249,862
                                                                               ==================  ===================

                                                                                     INVESCO             INVESCO
                                                                                    AMERICAN              VALUE
                                                                                   VALUE FUND      OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (663)   $            (989)
   Net realized gain (loss) on security transactions.........................            (23,777)               9,945
   Net realized gain on distributions........................................              6,405                5,889
   Net unrealized appreciation (depreciation) of investments during the year.            117,193               70,248
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             99,158               85,093
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             88,602                  517
   Net transfers.............................................................            (61,287)              11,679
   Surrenders for benefit payments and fees..................................            (90,156)             (65,580)
   Other transactions........................................................                 14                   (4)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (12)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (62,839)             (53,388)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             36,319               31,705

NET ASSETS:
   Beginning of year.........................................................            736,757              523,922
                                                                               ------------------  -------------------
   End of Year...............................................................  $         773,076    $         555,627
                                                                               ==================  ===================

                                                                                    INVESCO              INVESCO
                                                                                  DIVERSIFIED           AMERICAN
                                                                                 DIVIDEND FUND       FRANCHISE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           8,203    $          (4,468)
   Net realized gain (loss) on security transactions.........................              8,349                6,204
   Net realized gain on distributions........................................             16,438               28,286
   Net unrealized appreciation (depreciation) of investments during the year.             54,735              (20,619)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             87,725                9,403
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             47,630               73,976
   Net transfers.............................................................              7,955              (15,667)
   Surrenders for benefit payments and fees..................................            (73,463)             (46,158)
   Other transactions........................................................                158               (2,151)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                  (19)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (17,720)               9,981
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             70,005               19,384

NET ASSETS:
   Beginning of year.........................................................            603,712              700,456
                                                                               ------------------  -------------------
   End of Year...............................................................  $         673,717    $         719,840
                                                                               ==================  ===================

                                                                                     INVESCO
                                                                                   GLOBAL CORE        VANGUARD 500
                                                                                   EQUITY FUND         INDEX FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (32)  $         120,451
   Net realized gain (loss) on security transactions.........................                (10)            145,597
   Net realized gain on distributions........................................                128                  --
   Net unrealized appreciation (depreciation) of investments during the year.              1,814             447,601
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,900             713,649
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,496             899,476
   Net transfers.............................................................                 --              46,223
   Surrenders for benefit payments and fees..................................               (209)         (2,124,503)
   Other transactions........................................................                  7             (29,007)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (48)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              4,294          (1,207,859)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              6,194            (494,210)

NET ASSETS:
   Beginning of year.........................................................             31,098           5,737,202
                                                                               ------------------  ------------------
   End of Year...............................................................  $          37,292   $       5,242,992
                                                                               ==================  ==================

                                                                                  WELLS FARGO
                                                                                 INTERNATIONAL         WELLS FARGO
                                                                                  EQUITY FUND        CORE BOND FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,552    $             322
   Net realized gain (loss) on security transactions.........................               (385)                 199
   Net realized gain on distributions........................................                 --                  436
   Net unrealized appreciation (depreciation) of investments during the year.              1,228               (1,079)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              2,395                 (122)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              6,274               16,449
   Net transfers.............................................................             (2,484)              12,755
   Surrenders for benefit payments and fees..................................                 (5)             (13,583)
   Other transactions........................................................                 (2)                   2
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                  (21)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              3,783               15,602
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              6,178               15,480

NET ASSETS:
   Beginning of year.........................................................             61,695               75,629
                                                                               ------------------  -------------------
   End of Year...............................................................  $          67,873    $          91,109
                                                                               ==================  ===================

(29)  Formerly Invesco U.S. Mortgage Fund. Changed effective June 20, 2016



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-264

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-265

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                              COLUMBIA SELIGMAN
                                                                               COMMUNICATIONS      COLUMBIA SELIGMAN
                                                                                     AND                GLOBAL
                                                                              INFORMATION FUND      TECHNOLOGY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (2,239)   $          (1,549)
   Net realized gain (loss) on security transactions........................              4,453                4,370
   Net realized gain on distributions.......................................             28,861               17,938
   Net unrealized appreciation (depreciation) of investments during the year             17,074               11,760
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........             48,149               32,519
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................             82,907               29,288
   Net transfers............................................................             11,557               (2,875)
   Surrenders for benefit payments and fees.................................            (43,713)             (29,927)
   Other transactions.......................................................                 62                   54
   Death benefits...........................................................                 --                   --
   Net loan activity........................................................                (27)                 (11)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...             50,786               (3,471)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................             98,935               29,048

NET ASSETS:
   Beginning of year........................................................            260,279              208,727
                                                                              ------------------  -------------------
   End of Year..............................................................  $         359,214    $         237,775
                                                                              ==================  ===================


                                                                                 COLUMBIA SELECT         TIAA-CREF
                                                                                   SMALLER-CAP        LARGE CAP VALUE
                                                                                   VALUE FUND           INDEX FUND
                                                                              SUB-ACCOUNT (30)(31)      SUB-ACCOUNT
                                                                              --------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................   $             (72)    $          33,693
   Net realized gain (loss) on security transactions........................                  45                 2,506
   Net realized gain on distributions.......................................               1,037                18,091
   Net unrealized appreciation (depreciation) of investments during the year               1,284               157,522
                                                                              --------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........               2,294               211,812
                                                                              --------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................               1,959               161,934
   Net transfers............................................................              16,924               693,802
   Surrenders for benefit payments and fees.................................                (833)              (82,271)
   Other transactions.......................................................                  (2)                 (138)
   Death benefits...........................................................                  --                    --
   Net loan activity........................................................                  (2)                  (28)
   Net annuity transactions.................................................                  --                    --
                                                                              --------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...              18,046               773,299
                                                                              --------------------  -------------------
   Net increase (decrease) in net assets....................................              20,340               985,111

NET ASSETS:
   Beginning of year........................................................                  --               782,757
                                                                              --------------------  -------------------
   End of Year..............................................................   $          20,340     $       1,767,868
                                                                              ====================  ===================


                                                                                   TIAA-CREF
                                                                                   LARGE CAP          TIAA-CREF
                                                                                  GROWTH FUND      BOND INDEX FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          18,382   $           1,272
   Net realized gain (loss) on security transactions........................              1,755                 197
   Net realized gain on distributions.......................................                 --                  --
   Net unrealized appreciation (depreciation) of investments during the year             24,422              (4,636)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........             44,559              (3,167)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            134,790              13,531
   Net transfers............................................................          1,614,567             114,305
   Surrenders for benefit payments and fees.................................            (95,458)                 --
   Other transactions.......................................................               (138)                  1
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................                (18)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...          1,653,743             127,837
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................          1,698,302             124,670

NET ASSETS:
   Beginning of year........................................................            109,233              46,273
                                                                              ------------------  ------------------
   End of Year..............................................................  $       1,807,535   $         170,943
                                                                              ==================  ==================


                                                                                   TIAA-CREF       MM MSCI EAFE(R)
                                                                                    EQUITY          INTERNATIONAL
                                                                                  INDEX FUND         INDEX FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $         33,144   $          19,291
   Net realized gain (loss) on security transactions........................              5,105               3,375
   Net realized gain on distributions.......................................              9,919               7,925
   Net unrealized appreciation (depreciation) of investments during the year             84,948               3,640
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            133,116              34,231
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            199,737              49,451
   Net transfers............................................................          1,518,834             376,059
   Surrenders for benefit payments and fees.................................            (88,682)            (23,388)
   Other transactions.......................................................                (98)                 16
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................                (40)                 --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...          1,629,751             402,138
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................          1,762,867             436,369

NET ASSETS:
   Beginning of year........................................................            344,545               5,300
                                                                              ------------------  ------------------
   End of Year..............................................................   $      2,107,412   $         441,669
                                                                              ==================  ==================


                                                                                  MASSMUTUAL           MASSMUTUAL
                                                                                RETIRESMART(SM)      RETIRESMART(SM)
                                                                                   2015 FUND            2020 FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                              -------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................   $           5,688   $          10,420
   Net realized gain (loss) on security transactions........................              (2,452)            (34,410)
   Net realized gain on distributions.......................................                  --                  --
   Net unrealized appreciation (depreciation) of investments during the year              14,475              55,118
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              17,711              31,128
                                                                              -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              77,856             134,658
   Net transfers............................................................             (19,702)             19,625
   Surrenders for benefit payments and fees.................................              (9,629)           (178,126)
   Other transactions.......................................................              (2,421)                 (2)
   Death benefits...........................................................                  --                  --
   Net loan activity........................................................                  --                  --
   Net annuity transactions.................................................                  --                  --
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              46,104             (23,845)
                                                                              -------------------  ------------------
   Net increase (decrease) in net assets....................................              63,815               7,283

NET ASSETS:
   Beginning of year........................................................             323,998             878,937
                                                                              -------------------  ------------------
   End of Year..............................................................   $         387,813   $         886,220
                                                                              ===================  ==================

(30)  Funded May 20, 2016

(31) Effective May 20, 2016 Columbia Multi-Advisor Small Cap Value Fund merged with Columbia Select Smaller Cap Value Fund.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-266

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-267

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                    MASSMUTUAL           MASSMUTUAL
                                                                                  RETIRESMART(SM)      RETIRESMART(SM)
                                                                                     2025 FUND            2030 FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $          13,064    $          12,372
   Net realized gain (loss) on security transactions..........................             (24,707)             (21,911)
   Net realized gain on distributions.........................................               5,546                   --
   Net unrealized appreciation (depreciation) of investments during the year..              68,427               74,935
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              62,330               65,396
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             328,202              220,207
   Net transfers..............................................................              79,675                1,937
   Surrenders for benefit payments and fees...................................             (53,479)             (15,559)
   Other transactions.........................................................                 (84)                  (2)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                  (50)
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             354,314              206,533
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             416,644              271,929

NET ASSETS:
   Beginning of year..........................................................             727,350              891,961
                                                                                -------------------  -------------------
   End of Year................................................................   $       1,143,994    $       1,163,890
                                                                                ===================  ===================

                                                                                    MASSMUTUAL           MASSMUTUAL
                                                                                  RETIRESMART(SM)      RETIRESMART(SM)
                                                                                     2035 FUND            2040 FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $           5,505    $           6,708
   Net realized gain (loss) on security transactions..........................             (16,243)             (53,320)
   Net realized gain on distributions.........................................               5,312                   --
   Net unrealized appreciation (depreciation) of investments during the year..              44,203               93,975
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              38,777               47,363
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             168,891              158,058
   Net transfers..............................................................                  --               16,895
   Surrenders for benefit payments and fees...................................            (123,237)             (40,799)
   Other transactions.........................................................                  (3)                  85
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                (100)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....              45,551              134,239
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................              84,328              181,602

NET ASSETS:
   Beginning of year..........................................................             612,319              648,939
                                                                                -------------------  -------------------
   End of Year................................................................   $         696,647    $         830,541
                                                                                ===================  ===================

                                                                                    MASSMUTUAL           MASSMUTUAL
                                                                                  RETIRESMART(SM)      RETIRESMART(SM)
                                                                                     2045 FUND            2050 FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $           4,723    $           2,256
   Net realized gain (loss) on security transactions..........................             (24,873)             (17,103)
   Net realized gain on distributions.........................................               6,300                1,053
   Net unrealized appreciation (depreciation) of investments during the year..              45,205               36,308
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............              31,355               22,514
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................             122,202               70,216
   Net transfers..............................................................               7,475                   --
   Surrenders for benefit payments and fees...................................             (26,570)             (34,642)
   Other transactions.........................................................                  (2)                   3
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (50)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             103,055               35,577
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             134,410               58,091

NET ASSETS:
   Beginning of year..........................................................             425,344              345,634
                                                                                -------------------  -------------------
   End of Year................................................................   $         559,754    $         403,725
                                                                                ===================  ===================

                                                                                    MASSMUTUAL           MASSMUTUAL
                                                                                  RETIRESMART(SM)      RETIRESMART(SM)
                                                                                IN RETIREMENT FUND          2055
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................   $             301    $             506
   Net realized gain (loss) on security transactions..........................                (128)                 263
   Net realized gain on distributions.........................................                  --                1,254
   Net unrealized appreciation (depreciation) of investments during the year..                 405                4,322
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............                 578                6,345
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................               3,660               32,813
   Net transfers..............................................................                  --                7,110
   Surrenders for benefit payments and fees...................................                 (10)             (13,608)
   Other transactions.........................................................                  75                   (1)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                  --                   --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....               3,725               26,314
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................               4,303               32,659

NET ASSETS:
   Beginning of year..........................................................              10,630               60,120
                                                                                -------------------  -------------------
   End of Year................................................................   $          14,933    $          92,779
                                                                                ===================  ===================

                                                                                                         CLEARBRIDGE
                                                                                 AMERICAN CENTURY         SMALL CAP
                                                                                   HERITAGE FUND         VALUE FUND
                                                                                    SUB-ACCOUNT          SUB-ACCOUNT
                                                                                -------------------  -------------------
OPERATIONS:
   Net investment income (loss)...............................................  $           (4,540)  $              (16)
   Net realized gain (loss) on security transactions..........................             (53,581)                  (5)
   Net realized gain on distributions.........................................              53,350                  209
   Net unrealized appreciation (depreciation) of investments during the year..               6,878                  303
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations............               2,107                  491
                                                                                -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases..................................................................              73,446                  305
   Net transfers..............................................................             (16,821)                  --
   Surrenders for benefit payments and fees...................................            (129,950)                 (42)
   Other transactions.........................................................                  (1)                  (5)
   Death benefits.............................................................                  --                   --
   Net loan activity..........................................................                 (29)                  --
   Net annuity transactions...................................................                  --                   --
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions.....             (73,355)                 258
                                                                                -------------------  -------------------
   Net increase (decrease) in net assets......................................             (71,248)                 749

NET ASSETS:
   Beginning of year..........................................................             697,288                1,812
                                                                                -------------------  -------------------
   End of Year................................................................  $          626,040   $            2,561
                                                                                ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-268

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-269

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------


                                                                                   OAK RIDGE
                                                                                   SMALL CAP           HIMCO VIT
                                                                                  GROWTH FUND         INDEX FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (5,401)  $         172,304
   Net realized gain (loss) on security transactions.........................            (17,816)            113,488
   Net realized gain on distributions........................................             36,218             743,208
   Net unrealized appreciation (depreciation) of investments during the year.             (2,759)             52,467
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             10,242           1,081,467
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            120,974             692,231
   Net transfers.............................................................            (61,447)           (327,555)
   Surrenders for benefit payments and fees..................................            (94,472)         (1,586,856)
   Other transactions........................................................                698             (32,695)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (58)               (283)
   Net annuity transactions..................................................                 --             (10,588)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (34,305)         (1,265,746)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (24,063)           (184,279)

NET ASSETS:
   Beginning of year.........................................................            625,093          10,824,183
                                                                               ------------------  ------------------
   End of Year...............................................................  $         601,030   $      10,639,904
                                                                               ==================  ==================

                                                                                   MASSMUTUAL          FIDELITY VIP
                                                                                PREMIER SMALL CAP      FREEDOM 2035
                                                                               OPPORTUNITIES FUND        PORTFOLIO
                                                                                SUB-ACCOUNT (32)     SUB-ACCOUNT (33)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             409   $              (3)
   Net realized gain (loss) on security transactions.........................                 345               1,096
   Net realized gain on distributions........................................               1,036                 731
   Net unrealized appreciation (depreciation) of investments during the year.               2,845                   1
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               4,635               1,825
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              11,648                  --
   Net transfers.............................................................              37,836              (1,824)
   Surrenders for benefit payments and fees..................................              (9,941)                 --
   Other transactions........................................................                 (53)                 (1)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (47)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              39,443              (1,825)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              44,078                  --

NET ASSETS:
   Beginning of year.........................................................                  --                  --
                                                                               -------------------  ------------------
   End of Year...............................................................   $          44,078   $              --
                                                                               ===================  ==================

                                                                                  FIDELITY VIP
                                                                                  FREEDOM 2050       IVY SMALL CAP
                                                                                    PORTFOLIO         GROWTH FUND
                                                                                   SUB-ACCOUNT     SUB-ACCOUNT (34)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $               3   $             (24)
   Net realized gain (loss) on security transactions.........................                 --                   1
   Net realized gain on distributions........................................                  8               1,016
   Net unrealized appreciation (depreciation) of investments during the year.                 16                 221
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 27               1,214
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                105                 276
   Net transfers.............................................................                 --              18,766
   Surrenders for benefit payments and fees..................................                 --                  (6)
   Other transactions........................................................                 (1)                 (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                104              19,035
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                131              20,249

NET ASSETS:
   Beginning of year.........................................................                204                  --
                                                                               ------------------  ------------------
   End of Year...............................................................  $             335   $          20,249
                                                                               ==================  ==================

                                                                                  MSIF GLOBAL           JPMORGAN
                                                                                  OPPORTUNITY        U.S. GOVERNMENT
                                                                                   PORTFOLIO        MONEY MARKET FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (35)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (528)   $          (4,287)
   Net realized gain (loss) on security transactions.........................               (244)                  --
   Net realized gain on distributions........................................              3,541                   --
   Net unrealized appreciation (depreciation) of investments during the year.             (2,521)                  --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                248               (4,287)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              7,248               91,499
   Net transfers.............................................................             (4,986)           1,177,340
   Surrenders for benefit payments and fees..................................                (29)            (115,225)
   Other transactions........................................................             (3,250)               1,765
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                 (152)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (1,017)           1,155,227
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................               (769)           1,150,940

NET ASSETS:
   Beginning of year.........................................................             49,007                   --
                                                                               ------------------  -------------------
   End of Year...............................................................  $          48,238    $       1,150,940
                                                                               ==================  ===================

                                                                                AMERICAN CENTURY      COLUMBIA SELECT
                                                                                 U.S. GOVERNMENT       INTERNATIONAL
                                                                                MONEY MARKET FUND       EQUITY FUND
                                                                                SUB-ACCOUNT (36)   SUB-ACCOUNT (37)(38)
                                                                               ------------------  --------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,001)   $              46
   Net realized gain (loss) on security transactions.........................                 --                  (25)
   Net realized gain on distributions........................................                 --                   --
   Net unrealized appreciation (depreciation) of investments during the year.                 --                 (125)
                                                                               ------------------  --------------------
   Net increase (decrease) in net assets resulting from operations...........             (1,001)                (104)
                                                                               ------------------  --------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             60,255                   --
   Net transfers.............................................................          1,192,536                8,231
   Surrenders for benefit payments and fees..................................            (41,156)                (690)
   Other transactions........................................................                290                   --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (83)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  --------------------
   Net increase (decrease) in net assets resulting from unit transactions....          1,211,842                7,541
                                                                               ------------------  --------------------
   Net increase (decrease) in net assets.....................................          1,210,841                7,437

NET ASSETS:
   Beginning of year.........................................................                 --                   --
                                                                               ------------------  --------------------
   End of Year...............................................................  $       1,210,841    $           7,437
                                                                               ==================  ====================

(32)  Funded as of June 3, 2016

(33)  Funded as of Feb 11, 2016

(34)  Funded as of October 21, 2016

(35)  Funded as of June 16, 2016

(36)  Funded as of June 16, 2016

(37)  Funded as of May 20, 2016

(38) Effective May 20, 2016 Columbia International Opportunities Fund merged with Columbia Select Intl Equity.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-270

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-271

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                                           JOHN HANCOCK
                                                                                     PUTNAM GROWTH              NEW
                                                                                  OPPORTUNITIES FUND    OPPORTUNITIES FUND
                                                                                 SUB-ACCOUNT (39)(40)  SUB-ACCOUNT (41)(42)
                                                                                 --------------------  --------------------
OPERATIONS:
   Net investment income (loss)................................................    $              (3)    $          (1,896)
   Net realized gain (loss) on security transactions...........................                   --                10,747
   Net realized gain on distributions..........................................                   --                 1,492
   Net unrealized appreciation (depreciation) of investments during the year...                   12                94,177
                                                                                 --------------------  --------------------
   Net increase (decrease) in net assets resulting from operations.............                    9               104,520
                                                                                 --------------------  --------------------

UNIT TRANSACTIONS:
   Purchases...................................................................                  304                11,488
   Net transfers...............................................................                1,229               523,323
   Surrenders for benefit payments and fees....................................                   (3)              (73,757)
   Other transactions..........................................................                   --                    20
   Death benefits..............................................................                   --                    --
   Net loan activity...........................................................                   --                   (10)
   Net annuity transactions....................................................                   --                    --
                                                                                 --------------------  --------------------
   Net increase (decrease) in net assets resulting from unit transactions......                1,530               461,064
                                                                                 --------------------  --------------------
   Net increase (decrease) in net assets.......................................                1,539               565,584

NET ASSETS:
   Beginning of year...........................................................                   --                    --
                                                                                 --------------------  --------------------
   End of Year.................................................................    $           1,539     $         565,584
                                                                                 ====================  ====================

                                                                                     COLUMBIA
                                                                                     LARGE CAP        HARTFORD GLOBAL
                                                                                    GROWTH III            CAPITAL
                                                                                    SUB-ACCOUNT      APPRECIATION FUND
                                                                                   (43)(44)(45)         SUB-ACCOUNT
                                                                                 ------------------  ------------------
OPERATIONS:
   Net investment income (loss)................................................  $          (1,081)  $           1,675
   Net realized gain (loss) on security transactions...........................               (268)             (2,603)
   Net realized gain on distributions..........................................              4,102                  --
   Net unrealized appreciation (depreciation) of investments during the year...              4,082              27,692
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............              6,835              26,764
                                                                                 ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             12,757              16,101
   Net transfers...............................................................            552,923             (37,434)
   Surrenders for benefit payments and fees....................................               (823)            (71,554)
   Other transactions..........................................................                 --                  --
   Death benefits..............................................................                 --                  --
   Net loan activity...........................................................                 (1)                (12)
   Net annuity transactions....................................................                 --                  --
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......            564,856               7,101
                                                                                 ------------------  ------------------
   Net increase (decrease) in net assets.......................................            571,691              33,865

NET ASSETS:
   Beginning of year...........................................................                 --           1,144,224
                                                                                 ------------------  ------------------
   End of Year.................................................................  $         571,691   $       1,778,089
                                                                                 ==================  ==================


                                                                                                     MM RUSSELL 2000(R)
                                                                                       VICTORY            SMALL CAP
                                                                                    RS VALUE FUND        INDEX FUND
                                                                                  SUB-ACCOUNT (20)       SUB-ACCOUNT
                                                                                 ------------------  -------------------
OPERATIONS:
   Net investment income (loss)................................................  $           8,399   $              466
   Net realized gain (loss) on security transactions...........................               (576)                (331)
   Net realized gain on distributions..........................................            215,466                3,512
   Net unrealized appreciation (depreciation) of investments during the year...           (140,405)               3,660
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............             82,884                7,307
                                                                                 ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              1,412                8,492
   Net transfers...............................................................          2,045,179               49,854
   Surrenders for benefit payments and fees....................................           (108,717)              (2,901)
   Other transactions..........................................................             (4,939)                  (1)
   Death benefits..............................................................                 --                   --
   Net loan activity...........................................................                 --                   --
   Net annuity transactions....................................................                 --                   --
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......          1,932,935               55,444
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets.......................................          2,015,819               62,751

NET ASSETS:
   Beginning of year...........................................................                 --                2,825
                                                                                 ------------------  -------------------
   End of Year.................................................................  $       2,015,819   $           65,576
                                                                                 ==================  ===================



                                                                                    MM S&P 500(R)
                                                                                     INDEX FUND
                                                                                     SUB-ACCOUNT
                                                                                 -------------------
OPERATIONS:
   Net investment income (loss)................................................  $            5,205
   Net realized gain (loss) on security transactions...........................               6,426
   Net realized gain on distributions..........................................              15,041
   Net unrealized appreciation (depreciation) of investments during the year...              11,539
                                                                                 -------------------
   Net increase (decrease) in net assets resulting from operations.............              38,211
                                                                                 -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              61,458
   Net transfers...............................................................             298,887
   Surrenders for benefit payments and fees....................................             (50,205)
   Other transactions..........................................................                   7
   Death benefits..............................................................                  --
   Net loan activity...........................................................                  --
   Net annuity transactions....................................................                  --
                                                                                 -------------------
   Net increase (decrease) in net assets resulting from unit transactions......             310,147
                                                                                 -------------------
   Net increase (decrease) in net assets.......................................             348,358

NET ASSETS:
   Beginning of year...........................................................              29,118
                                                                                 -------------------
   End of Year.................................................................  $          377,476
                                                                                 ===================

(20)  Effective July 29, 2016 RS Value Fund merged with Victory RS Value
      Fund.

(39)  Funded as of October 21,2016

(40) Effective October 21, 2016 Putnam Voyager Fund merged with Putnam Growth Opportunities Fund.

(41)  Funded as of May 13, 2016

(42) Effective May 13, 2016 John Hancock Small Cap Equity Fund merged with John Hancock New Opportunities Fund.

(43)  Funded as of October 28, 2016

(44) Effective October 28, 2016 Columbia Large Cap Growth Fund II merged with Columbia Large Cap Growth Fund III.

(45) Effective October 28, 2016 Columbia Large Cap Growth Fund V merged with Columbia Large Cap Growth Fund III.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-272

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-273

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE YEAR ENDED DECEMBER 31, 2016
--------------------------------------------------------------------------------



                                                                                   MM S&P MID CAP     RUSSELL BALANCED
                                                                                     INDEX FUND         STRATEGY FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -------------------  ------------------
OPERATIONS:
   Net investment income (loss)................................................   $           3,605   $           3,886
   Net realized gain (loss) on security transactions...........................              (2,500)             (2,186)
   Net realized gain on distributions..........................................              45,313              11,598
   Net unrealized appreciation (depreciation) of investments during the year...              25,794               3,134
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.............              72,212              16,432
                                                                                 -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              81,578              51,526
   Net transfers...............................................................             102,210              (2,947)
   Surrenders for benefit payments and fees....................................             (21,035)            (14,084)
   Other transactions..........................................................                 245                  (1)
   Death benefits..............................................................                  --                  --
   Net loan activity...........................................................                  (3)                 --
   Net annuity transactions....................................................                  --                  --
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions......             162,995              34,494
                                                                                 -------------------  ------------------
   Net increase (decrease) in net assets.......................................             235,207              50,926

NET ASSETS:
   Beginning of year...........................................................             271,974             187,309
                                                                                 -------------------  ------------------
   End of Year.................................................................   $         507,181   $         238,235
                                                                                 ===================  ==================

                                                                                       RUSSELL
                                                                                    CONSERVATIVE       RUSSELL GROWTH
                                                                                    STRATEGY FUND       STRATEGY FUND
                                                                                     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 ------------------  -------------------
OPERATIONS:
   Net investment income (loss)................................................  $             674   $            6,459
   Net realized gain (loss) on security transactions...........................               (654)              (1,187)
   Net realized gain on distributions..........................................                748               12,701
   Net unrealized appreciation (depreciation) of investments during the year...                442               19,335
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............              1,210               37,308
                                                                                 ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................             10,678               55,864
   Net transfers...............................................................             (1,168)                 (28)
   Surrenders for benefit payments and fees....................................               (172)             (20,890)
   Other transactions..........................................................                 (1)                  (1)
   Death benefits..............................................................                 --                   --
   Net loan activity...........................................................                 (3)                  --
   Net annuity transactions....................................................                 --                   --
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......              9,334               34,945
                                                                                 ------------------  -------------------
   Net increase (decrease) in net assets.......................................             10,544               72,253

NET ASSETS:
   Beginning of year...........................................................             27,311              430,010
                                                                                 ------------------  -------------------
   End of Year.................................................................  $          37,855   $          502,263
                                                                                 ==================  ===================

                                                                                                             PIMCO
                                                                                  RUSSELL MODERATE           TOTAL
                                                                                    STRATEGY FUND         RETURN FUND
                                                                                     SUB-ACCOUNT          SUB-ACCOUNT
                                                                                 -------------------  -------------------
OPERATIONS:
   Net investment income (loss)................................................  $            7,770    $         530,888
   Net realized gain (loss) on security transactions...........................                (643)            (480,820)
   Net realized gain on distributions..........................................              16,768                   --
   Net unrealized appreciation (depreciation) of investments during the year...              (3,963)             476,110
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.............              19,932              526,178
                                                                                 -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................              36,838            3,737,000
   Net transfers...............................................................                  --           (2,353,005)
   Surrenders for benefit payments and fees....................................                (661)          (5,184,990)
   Other transactions..........................................................                  (1)               5,739
   Death benefits..............................................................                  --                   --
   Net loan activity...........................................................                  --               (1,204)
   Net annuity transactions....................................................                  --                   --
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions......              36,176           (3,796,460)
                                                                                 -------------------  -------------------
   Net increase (decrease) in net assets.......................................              56,108           (3,270,282)

NET ASSETS:
   Beginning of year...........................................................             299,416           27,022,351
                                                                                 -------------------  -------------------
   End of Year.................................................................  $          355,524    $      23,752,069
                                                                                 ===================  ===================

                                                                                        PIMCO
                                                                                        REAL
                                                                                     RETURN FUND
                                                                                     SUB-ACCOUNT
                                                                                 -------------------
OPERATIONS:
   Net investment income (loss)................................................   $          54,315
   Net realized gain (loss) on security transactions...........................            (190,023)
   Net realized gain on distributions..........................................                  --
   Net unrealized appreciation (depreciation) of investments during the year...             950,238
                                                                                 -------------------
   Net increase (decrease) in net assets resulting from operations.............             814,530
                                                                                 -------------------

UNIT TRANSACTIONS:
   Purchases...................................................................           1,969,165
   Net transfers...............................................................          (1,879,823)
   Surrenders for benefit payments and fees....................................          (3,722,005)
   Other transactions..........................................................               3,615
   Death benefits..............................................................                  --
   Net loan activity...........................................................                (586)
   Net annuity transactions....................................................                  --
                                                                                 -------------------
   Net increase (decrease) in net assets resulting from unit transactions......          (3,629,634)
                                                                                 -------------------
   Net increase (decrease) in net assets.......................................          (2,815,104)

NET ASSETS:
   Beginning of year...........................................................          18,407,165
                                                                                 -------------------
   End of Year.................................................................   $      15,592,061
                                                                                 ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-274

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-275

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                               AMERICAN CENTURY         AMERICAN
                                                                                    EQUITY               CENTURY
                                                                                  INCOME FUND          GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         589,088    $          81,646
   Net realized gain (loss) on security transactions.........................           (750,447)              40,719
   Net realized gain distributions...........................................          2,245,376            1,791,047
   Change in unrealized appreciation (depreciation) during the period........         (2,046,798)            (729,171)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             37,219            1,184,241
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          5,148,016            3,105,405
   Net transfers.............................................................         (1,578,120)            (225,912)
   Surrenders for benefit payments and fees..................................         (4,110,666)          (1,781,262)
   Other transactions........................................................                725                 (213)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (119)                (238)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (540,164)           1,097,780
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (502,945)           2,282,021

NET ASSETS:
   Beginning of period.......................................................         31,464,660           26,003,516
                                                                               ------------------  -------------------
   End of period.............................................................  $      30,961,715    $      28,285,537
                                                                               ==================  ===================


                                                                                    AMERICAN            AMERICAN
                                                                                     CENTURY           CENTURY VP
                                                                                  ULTRA(R) FUND       BALANCED FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,287)  $           1,807
   Net realized gain (loss) on security transactions.........................              2,370               2,412
   Net realized gain distributions...........................................             13,079              17,584
   Change in unrealized appreciation (depreciation) during the period........             (5,899)            (27,343)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              8,263              (5,540)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             22,186               1,166
   Net transfers.............................................................             84,700             (30,755)
   Surrenders for benefit payments and fees..................................            (16,220)             (4,181)
   Other transactions........................................................                 --                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (3)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             90,663             (33,770)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             98,926             (39,310)

NET ASSETS:
   Beginning of period.......................................................            157,118             206,666
                                                                               ------------------  ------------------
   End of period.............................................................  $         256,044   $         167,356
                                                                               ==================  ==================


                                                                                    AMERICAN         AMERICAN CENTURY
                                                                                   CENTURY VP            SMALL CAP
                                                                               INTERNATIONAL FUND       VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             (32)   $          14,663
   Net realized gain (loss) on security transactions.........................                  (1)               6,449
   Net realized gain distributions...........................................                  --              539,070
   Change in unrealized appreciation (depreciation) during the period........                  (2)            (686,466)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                 (35)            (126,284)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               1,200              711,670
   Net transfers.............................................................                  --                  462
   Surrenders for benefit payments and fees..................................                  --             (318,085)
   Other transactions........................................................                  (1)                (262)
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                  (84)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....               1,199              393,701
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................               1,164              267,417

NET ASSETS:
   Beginning of period.......................................................               8,239            4,332,189
                                                                               -------------------  -------------------
   End of period.............................................................   $           9,403    $       4,599,606
                                                                               ===================  ===================

                                                                                    AMERICAN
                                                                                     CENTURY         AMERICAN CENTURY
                                                                                  LARGE COMPANY     INFLATION-ADJUSTED
                                                                                   VALUE FUND            BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $              75   $            (420)
   Net realized gain (loss) on security transactions.........................               1,581                 (45)
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........              (3,817)             (4,206)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (2,161)             (4,671)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               3,871              19,489
   Net transfers.............................................................              (2,525)                 (4)
   Surrenders for benefit payments and fees..................................              (3,909)                (86)
   Other transactions........................................................                   1                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  (2)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (2,564)             19,399
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (4,725)             14,728

NET ASSETS:
   Beginning of period.......................................................              44,098             124,245
                                                                               -------------------  ------------------
   End of period.............................................................   $          39,373   $         138,973
                                                                               ===================  ==================

                                                                                                       AMERICAN
                                                                               AMERICAN CENTURY       CENTURY VP
                                                                                    EQUITY             INCOME &
                                                                                  GROWTH FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             124   $           4,830
   Net realized gain (loss) on security transactions.........................                366               4,017
   Net realized gain distributions...........................................              5,699              29,732
   Change in unrealized appreciation (depreciation) during the period........             (9,794)            (60,799)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (3,605)            (22,220)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              5,950               8,600
   Net transfers.............................................................             42,888               1,990
   Surrenders for benefit payments and fees..................................                (55)            (25,560)
   Other transactions........................................................                 --                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --              (3,476)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             48,783             (18,446)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             45,178             (40,666)

NET ASSETS:
   Beginning of period.......................................................             46,957             365,711
                                                                               ------------------  ------------------
   End of period.............................................................  $          92,135   $         325,045
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-276

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-277

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                 AMERICAN            AMERICAN
                                                                                CENTURY VP          CENTURY VP
                                                                                ULTRA FUND          VALUE FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (1,758)  $          11,957
   Net realized gain (loss) on security transactions.......................              2,154               7,153
   Net realized gain distributions.........................................             61,422                  --
   Change in unrealized appreciation (depreciation) during the period......            (27,241)            (57,829)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             34,577             (38,719)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              7,844              15,674
   Net transfers...........................................................                 --               2,941
   Surrenders for benefit payments and fees................................             (3,232)            (22,097)
   Other transactions......................................................                  6                   2
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --              (2,227)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              4,618              (5,707)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             39,195             (44,426)

NET ASSETS:
   Beginning of period.....................................................            624,740             849,093
                                                                             ------------------  ------------------
   End of period...........................................................  $         663,935   $         804,667
                                                                             ==================  ==================

                                                                                 AMERICAN
                                                                                  CENTURY           INVESCO V.I.
                                                                                  MID CAP             SMALL CAP
                                                                                VALUE FUND           EQUITY FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           1,318    $          (1,441)
   Net realized gain (loss) on security transactions.......................              2,541               16,856
   Net realized gain distributions.........................................             43,579               37,522
   Change in unrealized appreciation (depreciation) during the period......            (61,785)             (66,209)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (14,347)             (13,272)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             46,835                  444
   Net transfers...........................................................            256,482              (17,813)
   Surrenders for benefit payments and fees................................            (25,681)              (3,844)
   Other transactions......................................................                  1                   --
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                (16)                  --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            277,621              (21,213)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            263,274              (34,485)

NET ASSETS:
   Beginning of period.....................................................            281,039              210,118
                                                                             ------------------  -------------------
   End of period...........................................................  $         544,313    $         175,633
                                                                             ==================  ===================


                                                                                INVESCO V.I.            INVESCO
                                                                                 DIVERSIFIED           EUROPEAN
                                                                                DIVIDEND FUND         GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           1,511    $           4,723
   Net realized gain (loss) on security transactions.......................               2,225                4,670
   Net realized gain distributions.........................................                  --               16,212
   Change in unrealized appreciation (depreciation) during the period......              (2,153)              (6,384)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               1,583               19,221
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               9,421               69,758
   Net transfers...........................................................              19,777               14,620
   Surrenders for benefit payments and fees................................              (4,134)             (81,480)
   Other transactions......................................................                   1                   (4)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (18)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              25,065                2,876
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              26,648               22,097

NET ASSETS:
   Beginning of period.....................................................             117,602              483,431
                                                                             -------------------  -------------------
   End of period...........................................................   $         144,250    $         505,528
                                                                             ===================  ===================


                                                                                   INVESCO              INVESCO
                                                                                INTERNATIONAL           MID CAP
                                                                                 GROWTH FUND       CORE EQUITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $              92    $          (1,735)
   Net realized gain (loss) on security transactions.......................              56,414                  (96)
   Net realized gain distributions.........................................                  --               14,908
   Change in unrealized appreciation (depreciation) during the period......             (84,926)             (26,143)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (28,420)             (13,066)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              95,144               20,737
   Net transfers...........................................................             286,017                   (5)
   Surrenders for benefit payments and fees................................          (1,364,507)              (6,249)
   Other transactions......................................................                  (1)                  --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (35)                  (2)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (983,382)              14,481
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................          (1,011,802)               1,415

NET ASSETS:
   Beginning of period.....................................................           1,363,016              248,186
                                                                             -------------------  -------------------
   End of period...........................................................   $         351,214    $         249,601
                                                                             ===================  ===================


                                                                                   INVESCO
                                                                                  SMALL CAP             INVESCO
                                                                                 GROWTH FUND       REAL ESTATE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (7,096)   $          49,042
   Net realized gain (loss) on security transactions.......................               5,313              119,405
   Net realized gain distributions.........................................             109,341              887,990
   Change in unrealized appreciation (depreciation) during the period......            (146,433)            (992,125)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (38,875)              64,312
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             122,831            1,197,307
   Net transfers...........................................................             108,085             (188,105)
   Surrenders for benefit payments and fees................................             (73,946)            (790,707)
   Other transactions......................................................                  --                   (7)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (4)                (225)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             156,966              218,263
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             118,091              282,575

NET ASSETS:
   Beginning of period.....................................................           1,118,320            6,302,368
                                                                             -------------------  -------------------
   End of period...........................................................   $       1,236,411    $       6,584,943
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-278

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-279

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                     INVESCO             INVESCO
                                                                                    SMALL CAP          DEVELOPING
                                                                                   EQUITY FUND        MARKETS FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (5,240)  $          11,445
   Net realized gain (loss) on security transactions.........................             (7,758)           (256,754)
   Net realized gain distributions...........................................             57,379                  --
   Change in unrealized appreciation (depreciation) during the period........           (106,354)           (112,170)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (61,973)           (357,479)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            274,599             930,561
   Net transfers.............................................................           (135,365)            174,611
   Surrenders for benefit payments and fees..................................            (35,702)           (116,295)
   Other transactions........................................................                 (5)                (51)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (1)                (56)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            103,526             988,770
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             41,553             631,291

NET ASSETS:
   Beginning of period.......................................................            896,834           1,101,171
                                                                               ------------------  ------------------
   End of period.............................................................  $         938,387   $       1,732,462
                                                                               ==================  ==================

                                                                               AMERICAN CENTURY    AMERICAN CENTURY
                                                                                  DIVERSIFIED         PRIME MONEY
                                                                                   BOND FUND          MARKET FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             606   $          (2,700)
   Net realized gain (loss) on security transactions.........................                (17)                 --
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........             (1,264)                 --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (675)             (2,700)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             11,057             554,746
   Net transfers.............................................................             (1,631)            249,249
   Surrenders for benefit payments and fees..................................             (1,520)           (312,868)
   Other transactions........................................................                 --                   2
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (6)               (170)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              7,900             490,959
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              7,225             488,259

NET ASSETS:
   Beginning of period.......................................................             45,011             569,665
                                                                               ------------------  ------------------
   End of period.............................................................  $          52,236   $       1,057,924
                                                                               ==================  ==================


                                                                                  DOMINI SOCIAL          AB GLOBAL
                                                                                   EQUITY FUND           BOND FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT (1)
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           7,635    $             925
   Net realized gain (loss) on security transactions.........................            (102,312)                (152)
   Net realized gain distributions...........................................              68,089                   21
   Change in unrealized appreciation (depreciation) during the period........             (83,917)                (962)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (110,505)                (168)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             724,533                8,680
   Net transfers.............................................................              21,777                 (492)
   Surrenders for benefit payments and fees..................................             (80,313)             (13,501)
   Other transactions........................................................                 (77)                   2
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  (2)                  --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             665,918               (5,311)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................             555,413               (5,479)

NET ASSETS:
   Beginning of period.......................................................             734,397               38,616
                                                                               -------------------  -------------------
   End of period.............................................................   $       1,289,810    $          33,137
                                                                               ===================  ===================

                                                                                     AB 2055              AB 2050
                                                                                   RETIREMENT           RETIREMENT
                                                                                    STRATEGY             STRATEGY
                                                                                 SUB-ACCOUNT (2)      SUB-ACCOUNT (3)
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (108)  $            (824)
   Net realized gain (loss) on security transactions.........................              (1,323)            (15,847)
   Net realized gain distributions...........................................                 389               8,013
   Change in unrealized appreciation (depreciation) during the period........                 383               5,260
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                (659)             (3,398)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               4,344              33,292
   Net transfers.............................................................              (3,334)            (44,231)
   Surrenders for benefit payments and fees..................................              (8,612)            (48,268)
   Other transactions........................................................                   1                  (2)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (7,601)            (59,209)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (8,260)            (62,607)

NET ASSETS:
   Beginning of period.......................................................               8,260              62,607
                                                                               -------------------  ------------------
   End of period.............................................................  $               --   $              --
                                                                               ===================  ==================


                                                                                 AB GLOBAL RISK      AB GROWTH AND
                                                                                 ALLOCATION FUND      INCOME FUND
                                                                                 SUB-ACCOUNT (4)    SUB-ACCOUNT (5)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,551)  $             453
   Net realized gain (loss) on security transactions.........................             (4,649)                506
   Net realized gain distributions...........................................                 --               3,728
   Change in unrealized appreciation (depreciation) during the period........             (3,858)             (3,599)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (10,058)              1,088
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             18,094              15,849
   Net transfers.............................................................             (9,253)             19,984
   Surrenders for benefit payments and fees..................................            (47,881)             (4,437)
   Other transactions........................................................                  1                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (24)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (39,063)             31,396
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (49,121)             32,484

NET ASSETS:
   Beginning of period.......................................................            221,956              87,671
                                                                               ------------------  ------------------
   End of period.............................................................  $         172,835   $         120,155
                                                                               ==================  ==================

(1) Formerly AllianceBernstein Global Bond Fund. Change effective January 20, 2015.

(2) Formerly AllianceBernstein 2055 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(3) Formerly AllianceBernstein 2050 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(4) Formerly AllianceBernstein Global Risk Allocation Fund. Change effective January 20, 2015.

(5) Formerly AllianceBernstein Growth and Income Fund. Change effective January 20, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-280

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-281

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                              AB INTERNATIONAL     AB INTERNATIONAL
                                                                                 GROWTH FUND          VALUE FUND
                                                                               SUB-ACCOUNT (6)      SUB-ACCOUNT (7)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (3,431)   $           5,564
   Net realized gain (loss) on security transactions.......................              16,388              (83,626)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......             (23,167)              97,825
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (10,210)              19,763
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              58,775              165,158
   Net transfers...........................................................             (28,767)            (128,798)
   Surrenders for benefit payments and fees................................             (14,320)            (228,861)
   Other transactions......................................................                  (9)                   2
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (64)                 (87)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              15,615             (192,586)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               5,405             (172,823)

NET ASSETS:
   Beginning of period.....................................................             373,124            1,231,559
                                                                             -------------------  -------------------
   End of period...........................................................   $         378,529    $       1,058,736
                                                                             ===================  ===================


                                                                                  AB GLOBAL
                                                                                 VALUE FUND         AB GROWTH FUND
                                                                               SUB-ACCOUNT (8)      SUB-ACCOUNT (9)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $              (21)  $            (334)
   Net realized gain (loss) on security transactions.......................               3,804               2,617
   Net realized gain distributions.........................................                  --               5,498
   Change in unrealized appreciation (depreciation) during the period......              (3,881)             (4,806)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                 (98)              2,975
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  44               8,825
   Net transfers...........................................................            (107,941)             13,808
   Surrenders for benefit payments and fees................................                  --              (8,347)
   Other transactions......................................................                  (2)                  5
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (107,899)             14,291
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................            (107,997)             17,266

NET ASSETS:
   Beginning of period.....................................................             107,997              44,455
                                                                             -------------------  ------------------
   End of period...........................................................  $               --   $          61,721
                                                                             ===================  ==================


                                                                                AB DISCOVERY        AB DISCOVERY
                                                                                 GROWTH FUND         VALUE FUND
                                                                              SUB-ACCOUNT (10)    SUB-ACCOUNT (11)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,077)  $          (8,208)
   Net realized gain (loss) on security transactions.......................                413              12,109
   Net realized gain distributions.........................................             14,068              54,258
   Change in unrealized appreciation (depreciation) during the period......            (18,210)           (123,303)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (5,806)            (65,144)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             27,689              91,579
   Net transfers...........................................................             12,432             (63,338)
   Surrenders for benefit payments and fees................................               (153)           (121,402)
   Other transactions......................................................                 (1)                 (1)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                  (8)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             39,967             (93,170)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             34,161            (158,314)

NET ASSETS:
   Beginning of period.....................................................            211,939           1,067,625
                                                                             ------------------  ------------------
   End of period...........................................................  $         246,100   $         909,311
                                                                             ==================  ==================

                                                                                                       AB 2015
                                                                                                     RETIREMENT
                                                                                AB VALUE FUND         STRATEGY
                                                                              SUB-ACCOUNT (12)    SUB-ACCOUNT (13)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $               1   $            (782)
   Net realized gain (loss) on security transactions.......................                104               7,464
   Net realized gain distributions.........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period......               (655)             (8,576)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........               (550)             (1,894)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              1,510              26,201
   Net transfers...........................................................               (500)           (130,985)
   Surrenders for benefit payments and fees................................             (2,269)             (1,315)
   Other transactions......................................................                  1                   1
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (10)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (1,268)           (106,098)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             (1,818)           (107,992)

NET ASSETS:
   Beginning of period.....................................................              7,628             107,992
                                                                             ------------------  ------------------
   End of period...........................................................  $           5,810   $              --
                                                                             ==================  ==================

                                                                                   AB 2025            AB 2035
                                                                                 RETIREMENT         RETIREMENT
                                                                                  STRATEGY           STRATEGY
                                                                              SUB-ACCOUNT (14)   SUB-ACCOUNT (15)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,464)  $          (1,775)
   Net realized gain (loss) on security transactions.......................             17,291              (1,029)
   Net realized gain distributions.........................................             10,015              25,732
   Change in unrealized appreciation (depreciation) during the period......            (28,600)            (30,922)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (3,758)             (7,994)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             32,504              73,771
   Net transfers...........................................................           (239,519)           (220,011)
   Surrenders for benefit payments and fees................................            (28,258)            (67,569)
   Other transactions......................................................                 --                  --
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (235,273)           (213,809)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (239,031)           (221,803)

NET ASSETS:
   Beginning of period.....................................................            239,031             221,803
                                                                             ------------------  ------------------
   End of period...........................................................  $              --   $              --
                                                                             ==================  ==================

(6) Formerly AllianceBernstein International Growth Fund. Change effective January 20, 2015.

(7) Formerly AllianceBernstein International Value Fund. Change effective January 20, 2015.

(8) Formerly AllianceBernstein Global Value Fund. Change effective January 20, 2015. Not funded as of December 31, 2015.

(9)   Formerly AllianceBernstein Growth Fund. Change effective January 20,
      2015.

(10) Formerly AllianceBernstein Discovery Growth Fund. Change effective January 20, 2015.

(11) Formerly AllianceBernstein Discovery Value Fund. Change effective January 20, 2015.

(12)  Formerly AllianceBernstein Value Fund. Change effective January 20,
      2015.

(13) Formerly AllianceBernstein 2015 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(14) Formerly AllianceBernstein 2025 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(15) Formerly AllianceBernstein 2035 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-282

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-283

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                     AB 2045
                                                                                   RETIREMENT           AB HIGH
                                                                                    STRATEGY          INCOME FUND
                                                                                SUB-ACCOUNT (16)   SUB-ACCOUNT (17)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,927)  $          19,643
   Net realized gain (loss) on security transactions.........................            (23,153)             (2,230)
   Net realized gain distributions...........................................             20,922                  --
   Change in unrealized appreciation (depreciation) during the period........             (7,689)            (35,349)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (11,847)            (17,936)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             85,061             107,472
   Net transfers.............................................................           (120,799)              1,116
   Surrenders for benefit payments and fees..................................           (113,161)            (19,443)
   Other transactions........................................................                 --                 (26)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (21)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (148,899)             89,098
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (160,746)             71,162

NET ASSETS:
   Beginning of period.......................................................            160,746             284,713
                                                                               ------------------  ------------------
   End of period.............................................................  $              --   $         355,875
                                                                               ==================  ==================

                                                                                     AB 2020            AB 2030
                                                                                   RETIREMENT         RETIREMENT
                                                                                    STRATEGY           STRATEGY
                                                                                SUB-ACCOUNT (18)   SUB-ACCOUNT (19)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (3,681)  $          (4,773)
   Net realized gain (loss) on security transactions.........................             26,393              (7,351)
   Net realized gain distributions...........................................              3,966              43,540
   Change in unrealized appreciation (depreciation) during the period........            (41,729)            (49,897)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (15,051)            (18,481)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            148,915              84,688
   Net transfers.............................................................           (501,624)           (466,492)
   Surrenders for benefit payments and fees..................................            (16,809)            (89,414)
   Other transactions........................................................                 --                   1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (369,518)           (471,217)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (384,569)           (489,698)

NET ASSETS:
   Beginning of period.......................................................            384,569             489,698
                                                                               ------------------  ------------------
   End of period.............................................................  $              --   $              --
                                                                               ==================  ==================

                                                                                     AB 2040
                                                                                   RETIREMENT         AMERICAN FUNDS
                                                                                    STRATEGY           AMCAP FUND(R)
                                                                                SUB-ACCOUNT (20)        SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (2,429)  $         (28,805)
   Net realized gain (loss) on security transactions.........................             (51,262)            130,018
   Net realized gain distributions...........................................              75,015             308,449
   Change in unrealized appreciation (depreciation) during the period........             (25,133)           (418,089)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (3,809)             (8,427)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              64,590             517,854
   Net transfers.............................................................            (276,244)            (71,678)
   Surrenders for benefit payments and fees..................................             (30,726)           (632,692)
   Other transactions........................................................                  (1)                107
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (57)                (96)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (242,438)           (186,505)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (246,247)           (194,932)

NET ASSETS:
   Beginning of period.......................................................             246,247           3,733,943
                                                                               -------------------  ------------------
   End of period.............................................................   $              --   $       3,539,011
                                                                               ===================  ==================

                                                                                AMERICAN FUNDS       AMERICAN FUNDS
                                                                                   AMERICAN          CAPITAL INCOME
                                                                               BALANCED FUND(R)        BUILDER(R)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          30,560    $        420,418
   Net realized gain (loss) on security transactions.........................            267,620             373,381
   Net realized gain distributions...........................................            297,468                  --
   Change in unrealized appreciation (depreciation) during the period........           (564,202)         (1,573,954)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             31,446            (780,155)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,046,138           2,531,340
   Net transfers.............................................................             15,755            (297,831)
   Surrenders for benefit payments and fees..................................           (817,618)         (2,785,854)
   Other transactions........................................................                781                 707
   Death benefits............................................................                 --                  81
   Net loan activity.........................................................               (481)               (318)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            244,575            (551,875)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            276,021          (1,332,030)

NET ASSETS:
   Beginning of period.......................................................          7,631,667          19,337,051
                                                                               ------------------  ------------------
   End of period.............................................................  $       7,907,688    $     18,005,021
                                                                               ==================  ==================

                                                                                AMERICAN FUNDS       AMERICAN FUNDS
                                                                                  EUROPACIFIC          FUNDAMENTAL
                                                                                  GROWTH FUND      INVESTORS FUND(SM)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         343,696    $          60,453
   Net realized gain (loss) on security transactions.........................            642,786              632,465
   Net realized gain distributions...........................................            398,579              743,883
   Change in unrealized appreciation (depreciation) during the period........         (1,870,489)          (1,075,831)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (485,428)             360,970
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          5,241,409            2,153,607
   Net transfers.............................................................           (630,413)             (53,115)
   Surrenders for benefit payments and fees..................................         (3,177,965)          (2,641,906)
   Other transactions........................................................               (238)               1,337
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (918)                (448)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....          1,431,875             (540,525)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            946,447             (179,555)

NET ASSETS:
   Beginning of period.......................................................         29,977,679           16,971,847
                                                                               ------------------  -------------------
   End of period.............................................................  $      30,924,126    $      16,792,292
                                                                               ==================  ===================

(16) Formerly AllianceBernstein 2045 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(17) Formerly AllianceBernstein High Income Fund. Change effective January 20, 2015.

(18) Formerly AllianceBernstein 2020 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(19) Formerly AllianceBernstein 2030 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.

(20) Formerly AllianceBernstein 2040 Retirement Strategy. Change effective January 20, 2015. Effective November 18, 2015 this fund was liquidated.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-284

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-285

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                 AMERICAN FUNDS       AMERICAN FUNDS
                                                                                       NEW             THE BOND FUND
                                                                               PERSPECTIVE FUND(R)     OF AMERICA(R)
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (28,898)  $          40,053
   Net realized gain (loss) on security transactions.........................             176,402              34,744
   Net realized gain distributions...........................................             409,036                  --
   Change in unrealized appreciation (depreciation) during the period........            (270,644)           (125,064)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             285,896             (50,267)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           1,176,158             694,247
   Net transfers.............................................................             175,224             208,579
   Surrenders for benefit payments and fees..................................            (770,798)           (613,054)
   Other transactions........................................................                  37                 129
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (177)               (271)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             580,444             289,630
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             866,340             239,363

NET ASSETS:
   Beginning of period.......................................................           6,996,567           4,977,671
                                                                               -------------------  ------------------
   End of period.............................................................   $       7,862,907   $       5,217,034
                                                                               ===================  ==================


                                                                                AMERICAN FUNDS       AMERICAN FUNDS
                                                                                THE GROWTH FUND      THE INCOME FUND
                                                                                 OF AMERICA(R)        OF AMERICA(R)
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $        (181,493)   $         259,192
   Net realized gain (loss) on security transactions.........................          1,889,812              308,051
   Net realized gain distributions...........................................          3,322,308              225,856
   Change in unrealized appreciation (depreciation) during the period........         (3,270,921)          (1,151,151)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........          1,759,706             (358,052)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          5,323,192            1,595,587
   Net transfers.............................................................            253,669               29,344
   Surrenders for benefit payments and fees..................................         (5,888,760)          (2,034,622)
   Other transactions........................................................               (290)                (129)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................             (1,852)                (270)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (314,041)            (410,090)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................          1,445,665             (768,142)

NET ASSETS:
   Beginning of period.......................................................         41,816,440           13,371,186
                                                                               ------------------  -------------------
   End of period.............................................................  $      43,262,105    $      12,603,044
                                                                               ==================  ===================

                                                                                 AMERICAN FUNDS
                                                                                 THE INVESTMENT     AMERICAN FUNDS
                                                                                     COMPANY            THE NEW
                                                                                  OF AMERICA(R)     ECONOMY FUND(R)
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          45,194   $         (16,071)
   Net realized gain (loss) on security transactions.........................            282,833              85,821
   Net realized gain distributions...........................................            638,628             124,833
   Change in unrealized appreciation (depreciation) during the period........         (1,210,960)           (115,491)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (244,305)             79,092
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,185,571             351,362
   Net transfers.............................................................             47,664            (150,028)
   Surrenders for benefit payments and fees..................................           (897,131)           (835,434)
   Other transactions........................................................                (69)                 81
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (230)               (138)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            335,805            (634,157)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             91,500            (555,065)

NET ASSETS:
   Beginning of period.......................................................          9,028,096           2,797,537
                                                                               ------------------  ------------------
   End of period.............................................................  $       9,119,596   $       2,242,472
                                                                               ==================  ==================

                                                                                 AMERICAN FUNDS
                                                                                   WASHINGTON         AMERICAN FUNDS
                                                                                     MUTUAL              AMERICAN
                                                                                    INVESTORS         MUTUAL FUND(R)
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          38,806   $          56,686
   Net realized gain (loss) on security transactions.........................             214,825             135,035
   Net realized gain distributions...........................................             175,936             201,204
   Change in unrealized appreciation (depreciation) during the period........            (485,932)           (579,299)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (56,365)           (186,374)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             550,058             661,048
   Net transfers.............................................................             (57,592)           (101,499)
   Surrenders for benefit payments and fees..................................            (704,992)           (456,133)
   Other transactions........................................................                  66                  81
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (164)               (172)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (212,624)            103,325
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (268,989)            (83,049)

NET ASSETS:
   Beginning of period.......................................................           4,695,594           4,923,063
                                                                               -------------------  ------------------
   End of period.............................................................   $       4,426,605   $       4,840,014
                                                                               ===================  ==================

                                                                                AMERICAN FUNDS
                                                                                 CAPITAL WORLD      AMERICAN FUNDS
                                                                                  GROWTH AND           SMALLCAP
                                                                                INCOME FUND(SM)      WORLD FUND(R)
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         423,444   $          (7,596)
   Net realized gain (loss) on security transactions.........................            946,953              16,106
   Net realized gain distributions...........................................            431,383              57,440
   Change in unrealized appreciation (depreciation) during the period........         (2,618,694)            (54,771)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (816,914)             11,179
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          4,051,863             119,095
   Net transfers.............................................................           (429,437)               (279)
   Surrenders for benefit payments and fees..................................         (4,668,421)            (92,340)
   Other transactions........................................................                769                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (725)                (37)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,045,951)             26,438
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,862,865)             37,617

NET ASSETS:
   Beginning of period.......................................................         28,715,316             872,190
                                                                               ------------------  ------------------
   End of period.............................................................  $      26,852,451   $         909,807
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-286

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-287

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                   ARIEL
                                                                             APPRECIATION FUND       ARIEL FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $             441   $             (126)
   Net realized gain (loss) on security transactions.......................             13,213               37,350
   Net realized gain distributions.........................................             15,317               25,809
   Change in unrealized appreciation (depreciation) during the period......            (41,175)             (72,605)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (12,204)              (9,572)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             13,131               14,659
   Net transfers...........................................................             (4,337)               6,039
   Surrenders for benefit payments and fees................................             (2,293)              (2,136)
   Other transactions......................................................                  1                   --
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              6,502               18,562
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             (5,702)               8,990

NET ASSETS:
   Beginning of period.....................................................            163,291              184,048
                                                                             ------------------  -------------------
   End of period...........................................................  $         157,589   $          193,038
                                                                             ==================  ===================

                                                                                   ARTISAN
                                                                                   MID CAP             AVE MARIA
                                                                                 VALUE FUND        OPPORTUNITY FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (21)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           19,472    $            (530)
   Net realized gain (loss) on security transactions.......................              42,599              (22,094)
   Net realized gain distributions.........................................             890,603                   --
   Change in unrealized appreciation (depreciation) during the period......          (1,562,273)               5,922
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (609,599)             (16,702)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             971,010               13,859
   Net transfers...........................................................            (251,113)             (80,524)
   Surrenders for benefit payments and fees................................            (293,233)              (3,322)
   Other transactions......................................................                  12                    1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (45)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             426,631              (69,986)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (182,968)             (86,688)

NET ASSETS:
   Beginning of period.....................................................           5,845,353               86,688
                                                                             -------------------  -------------------
   End of period...........................................................  $        5,662,385    $              --
                                                                             ===================  ===================

                                                                                  AVE MARIA            AVE MARIA
                                                                                   RISING              CATHOLIC
                                                                                DIVIDEND FUND         VALUES FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (22)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $          10,169   $            (243)
   Net realized gain (loss) on security transactions.......................              11,318              (1,580)
   Net realized gain distributions.........................................              94,973                  44
   Change in unrealized appreciation (depreciation) during the period......            (230,548)            (11,982)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (114,088)            (13,761)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             311,446              11,330
   Net transfers...........................................................             330,794              80,485
   Surrenders for benefit payments and fees................................            (260,168)               (144)
   Other transactions......................................................                   2                 (45)
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  (8)                 --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             382,066              91,626
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             267,978              77,865

NET ASSETS:
   Beginning of period.....................................................           1,527,133                  --
                                                                             -------------------  ------------------
   End of period...........................................................   $       1,795,111   $          77,865
                                                                             ===================  ==================

                                                                                                       BLACKROCK
                                                                                  AVE MARIA        LIFEPATH(R) 2020
                                                                                 GROWTH FUND           PORTFOLIO
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (23)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (2,358)   $         362,088
   Net realized gain (loss) on security transactions.......................               3,420             (248,867)
   Net realized gain distributions.........................................              24,826            1,429,396
   Change in unrealized appreciation (depreciation) during the period......             (38,430)          (2,092,166)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (12,542)            (549,549)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              62,309            3,780,458
   Net transfers...........................................................              (1,839)            (508,570)
   Surrenders for benefit payments and fees................................             (51,458)          (3,671,464)
   Other transactions......................................................                   1                 (786)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (16)              (2,098)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               8,997             (402,460)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (3,545)            (952,009)

NET ASSETS:
   Beginning of period.....................................................             287,473           24,527,807
                                                                             -------------------  -------------------
   End of period...........................................................  $          283,928    $      23,575,798
                                                                             ===================  ===================

                                                                                 BLACKROCK            BLACKROCK
                                                                             LIFEPATH(R) 2030     LIFEPATH(R) 2040
                                                                                 PORTFOLIO            PORTFOLIO
                                                                             SUB-ACCOUNT (24)     SUB-ACCOUNT (25)
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         329,192   $          263,100
   Net realized gain (loss) on security transactions.......................           (215,888)            (204,238)
   Net realized gain distributions.........................................          1,798,053            1,961,696
   Change in unrealized appreciation (depreciation) during the period......         (2,621,115)          (2,759,813)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           (709,758)            (739,255)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          4,648,362            4,621,210
   Net transfers...........................................................           (880,942)          (1,226,051)
   Surrenders for benefit payments and fees................................         (2,581,882)          (2,189,762)
   Other transactions......................................................                 65                 (617)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................             (2,614)              (1,739)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          1,182,989            1,203,041
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            473,231              463,786

NET ASSETS:
   Beginning of period.....................................................         25,668,737           22,755,247
                                                                             ------------------  -------------------
   End of period...........................................................  $      26,141,968   $       23,219,033
                                                                             ==================  ===================

(21)  Not funded as of December 31, 2015.

(22)  Funded as of July 31, 2015.

(23)  Formerly LifePath 2020 Portfolio. Change effective March 31, 2015.

(24)  Formerly LifePath 2030 Portfolio. Change effective March 31, 2015.

(25)  Formerly LifePath 2040 Portfolio. Change effective March 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-288

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-289

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                  BLACKROCK           BLACKROCK
                                                                                 LIFEPATH(R)      LIFEPATH(R) 2050
                                                                               RETIREMENT FUND        PORTFOLIO
                                                                              SUB-ACCOUNT (26)    SUB-ACCOUNT (27)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $          82,275   $          34,187
   Net realized gain (loss) on security transactions.......................            (111,046)            (17,730)
   Net realized gain distributions.........................................             174,047             233,152
   Change in unrealized appreciation (depreciation) during the period......            (240,226)           (365,436)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (94,950)           (115,827)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             686,178           1,396,334
   Net transfers...........................................................            (131,129)            (54,301)
   Surrenders for benefit payments and fees................................          (1,321,258)           (297,577)
   Other transactions......................................................                  14                 (16)
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                (220)               (180)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (766,415)          1,044,260
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................            (861,365)            928,433

NET ASSETS:
   Beginning of period.....................................................           5,617,863           2,533,338
                                                                             -------------------  ------------------
   End of period...........................................................   $       4,756,498   $       3,461,771
                                                                             ===================  ==================

                                                                                  BLACKROCK           BLACKROCK
                                                                              LIFEPATH(R) 2025    LIFEPATH(R) 2035
                                                                                  PORTFOLIO           PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           4,266   $              602
   Net realized gain (loss) on security transactions.......................            (26,708)              (1,108)
   Net realized gain distributions.........................................             16,473                4,560
   Change in unrealized appreciation (depreciation) during the period......            (18,189)             (10,025)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (24,158)              (5,971)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            110,036               59,225
   Net transfers...........................................................              6,005               47,316
   Surrenders for benefit payments and fees................................             (9,293)              (3,009)
   Other transactions......................................................                 --                    1
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                (28)                 (50)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            106,720              103,483
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             82,562               97,512

NET ASSETS:
   Beginning of period.....................................................            670,615               91,951
                                                                             ------------------  -------------------
   End of period...........................................................  $         753,177   $          189,463
                                                                             ==================  ===================

                                                                                  BLACKROCK            BLACKROCK
                                                                              LIFEPATH(R) 2045     LIFEPATH(R) 2055
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              765    $             362
   Net realized gain (loss) on security transactions.......................             (10,609)              (1,709)
   Net realized gain distributions.........................................               4,599                1,648
   Change in unrealized appreciation (depreciation) during the period......              (4,767)              (4,246)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (10,012)              (3,945)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              58,299               49,925
   Net transfers...........................................................             (46,704)              (4,457)
   Surrenders for benefit payments and fees................................             (20,738)                (600)
   Other transactions......................................................                   1                   (1)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              (9,142)              44,867
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (19,154)              40,922

NET ASSETS:
   Beginning of period.....................................................             157,946               36,605
                                                                             -------------------  -------------------
   End of period...........................................................  $          138,792    $          77,527
                                                                             ===================  ===================

                                                                                                      BLACKROCK
                                                                                   BARON           U.S. GOVERNMENT
                                                                              SMALL CAP FUND       BOND PORTFOLIO
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (737)  $           2,377
   Net realized gain (loss) on security transactions.......................             56,971              (1,795)
   Net realized gain distributions.........................................            369,395                 814
   Change in unrealized appreciation (depreciation) during the period......           (618,469)             (2,620)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........           (192,840)             (1,224)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            625,731              17,861
   Net transfers...........................................................           (100,482)              4,398
   Surrenders for benefit payments and fees................................           (242,426)            (91,286)
   Other transactions......................................................                  2                   6
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (41)                 (1)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            282,784             (69,022)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             89,944             (70,246)

NET ASSETS:
   Beginning of period.....................................................          3,352,494             203,887
                                                                             ------------------  ------------------
   End of period...........................................................  $       3,442,438   $         133,641
                                                                             ==================  ==================

                                                                                  BLACKROCK            BLACKROCK
                                                                                   EQUITY               CAPITAL
                                                                                DIVIDEND FUND      APPRECIATION FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           25,065   $           (2,653)
   Net realized gain (loss) on security transactions.......................             320,806                2,633
   Net realized gain distributions.........................................             415,012               31,959
   Change in unrealized appreciation (depreciation) during the period......            (806,246)             (12,647)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (45,363)              19,292
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             580,154               36,066
   Net transfers...........................................................          (1,725,427)              (7,049)
   Surrenders for benefit payments and fees................................            (594,550)             (57,356)
   Other transactions......................................................                  (2)                  (1)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                (183)                 (14)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (1,740,008)             (28,354)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................          (1,785,371)              (9,062)

NET ASSETS:
   Beginning of period.....................................................           4,825,529              327,419
                                                                             -------------------  -------------------
   End of period...........................................................  $        3,040,158   $          318,357
                                                                             ===================  ===================

(26)  Formerly LifePath Retirement Portfolio. Change effective March 31,
      2015.

(27)  Formerly LifePath 2050 Portfolio. Change effective March 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-290

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-291

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                  BLACKROCK
                                                                                  FLEXIBLE          CALVERT VP SRI
                                                                                 EQUITY FUND      BALANCED PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (1,106)   $          (3,056)
   Net realized gain (loss) on security transactions.......................                (884)                 264
   Net realized gain distributions.........................................               8,136                2,223
   Change in unrealized appreciation (depreciation) during the period......              (6,098)             (14,531)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                  48              (15,100)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              30,562                2,416
   Net transfers...........................................................              (3,781)                  --
   Surrenders for benefit payments and fees................................              (8,743)                  --
   Other transactions......................................................                   1                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              18,039                2,416
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              18,087              (12,684)

NET ASSETS:
   Beginning of period.....................................................             102,110              522,849
                                                                             -------------------  -------------------
   End of period...........................................................  $          120,197    $         510,165
                                                                             ===================  ===================



                                                                               CALVERT EQUITY       CALVERT BOND
                                                                                  PORTFOLIO           PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $         (17,969)  $          37,242
   Net realized gain (loss) on security transactions.......................             209,354               3,756
   Net realized gain distributions.........................................           1,169,844                  --
   Change in unrealized appreciation (depreciation) during the period......          (1,183,334)            (54,712)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             177,895             (13,714)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             801,468             342,949
   Net transfers...........................................................            (112,436)            114,152
   Surrenders for benefit payments and fees................................            (717,403)           (458,421)
   Other transactions......................................................                 152                   1
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                 (95)                (46)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (28,314)             (1,365)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             149,581             (15,079)

NET ASSETS:
   Beginning of period.....................................................           5,629,210           2,261,528
                                                                             -------------------  ------------------
   End of period...........................................................   $       5,778,791   $       2,246,449
                                                                             ===================  ==================


                                                                                                      COLUMBIA
                                                                                   CALVERT           CONTRARIAN
                                                                                 INCOME FUND          CORE FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          13,901   $            6,947
   Net realized gain (loss) on security transactions.......................                456               58,608
   Net realized gain distributions.........................................                 --               13,587
   Change in unrealized appreciation (depreciation) during the period......            (30,138)             (68,020)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (15,781)              11,122
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            100,115              109,706
   Net transfers...........................................................             (1,361)               7,932
   Surrenders for benefit payments and fees................................           (212,337)            (586,783)
   Other transactions......................................................                 --                  (13)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                (10)                  (7)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (113,593)            (469,165)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (129,374)            (458,043)

NET ASSETS:
   Beginning of period.....................................................            821,880              926,192
                                                                             ------------------  -------------------
   End of period...........................................................  $         692,506   $          468,149
                                                                             ==================  ===================


                                                                                  COLUMBIA             COLUMBIA
                                                                                  LARGE CAP            SMALL CAP
                                                                               GROWTH FUND II        VALUE I FUND
                                                                              SUB-ACCOUNT (28)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (1,305)   $            (559)
   Net realized gain (loss) on security transactions.......................               4,082               (4,940)
   Net realized gain distributions.........................................                  --                5,433
   Change in unrealized appreciation (depreciation) during the period......              (3,099)              (2,907)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (322)              (2,973)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              28,547                7,920
   Net transfers...........................................................              (7,908)                 115
   Surrenders for benefit payments and fees................................             (10,184)             (64,177)
   Other transactions......................................................                  (1)                   1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (4)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              10,450              (56,141)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              10,128              (59,114)

NET ASSETS:
   Beginning of period.....................................................             101,180              105,073
                                                                             -------------------  -------------------
   End of period...........................................................  $          111,308    $          45,959
                                                                             ===================  ===================

                                                                                  COLUMBIA
                                                                                INTERNATIONAL         COLUMBIA
                                                                                OPPORTUNITIES          MID CAP
                                                                                    FUND             VALUE FUND
                                                                              SUB-ACCOUNT (29)       SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $             (97)  $          (7,060)
   Net realized gain (loss) on security transactions.......................                  60               3,562
   Net realized gain distributions.........................................                  --             144,504
   Change in unrealized appreciation (depreciation) during the period......                (104)           (205,247)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                (141)            (64,241)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                  --             165,329
   Net transfers...........................................................                  --              23,916
   Surrenders for benefit payments and fees................................                (508)           (150,572)
   Other transactions......................................................                  --                   9
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  (8)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..                (508)             38,674
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................                (649)            (25,567)

NET ASSETS:
   Beginning of period.....................................................              10,977           1,027,414
                                                                             -------------------  ------------------
   End of period...........................................................   $          10,328   $       1,001,847
                                                                             ===================  ==================

(28) Formerly Columbia Marsico 21st Century Fund. Change effective November 20, 2015.

(29) Formerly Columbia Marsico International Opportunities Fund. Change effective May 1, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-292

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-293

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                       COLUMBIA
                                                                                    COLUMBIA           LARGE CAP
                                                                                   ACORN FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT     SUB-ACCOUNT (30)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (9,090)  $          (5,625)
   Net realized gain (loss) on security transactions.........................            (76,059)               (655)
   Net realized gain distributions...........................................            802,171             172,527
   Change in unrealized appreciation (depreciation) during the period........           (752,432)           (158,806)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (35,410)              7,441
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            294,597              86,025
   Net transfers.............................................................           (298,747)              3,109
   Surrenders for benefit payments and fees..................................         (1,175,655)           (137,913)
   Other transactions........................................................                 (2)                 (3)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (75)                (20)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,179,882)            (48,802)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,215,292)            (41,361)

NET ASSETS:
   Beginning of period.......................................................          3,029,477             579,481
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,814,185   $         538,120
                                                                               ==================  ==================

                                                                                                        COLUMBIA
                                                                                  CRM MID CAP           SMALL CAP
                                                                                  VALUE FUND            CORE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,220    $          (1,398)
   Net realized gain (loss) on security transactions.........................             (2,694)              (3,759)
   Net realized gain distributions...........................................             47,724               55,396
   Change in unrealized appreciation (depreciation) during the period........            (52,575)             (65,185)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (6,325)             (14,946)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             24,881               40,122
   Net transfers.............................................................             (4,087)             (11,882)
   Surrenders for benefit payments and fees..................................            (17,943)             (18,502)
   Other transactions........................................................                  1                    2
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 (5)                  (2)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              2,847                9,738
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             (3,478)              (5,208)

NET ASSETS:
   Beginning of period.......................................................            175,399              162,616
                                                                               ------------------  -------------------
   End of period.............................................................  $         171,921    $         157,408
                                                                               ==================  ===================

                                                                                     CALAMOS              CALAMOS
                                                                                     GLOBAL            INTERNATIONAL
                                                                                   EQUITY FUND          GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $               --   $             (40)
   Net realized gain (loss) on security transactions.........................                  --                  (3)
   Net realized gain distributions...........................................                  --                   6
   Change in unrealized appreciation (depreciation) during the period........                   1                  11
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                   1                 (26)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  20               2,084
   Net transfers.............................................................                 (19)                 --
   Surrenders for benefit payments and fees..................................                  (1)                 (8)
   Other transactions........................................................                  --                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                  --               2,076
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................                   1               2,050

NET ASSETS:
   Beginning of period.......................................................                   7               2,205
                                                                               -------------------  ------------------
   End of period.............................................................  $                8   $           4,255
                                                                               ===================  ==================

                                                                                                         DAVIS
                                                                                      DAVIS            NEW YORK
                                                                                 FINANCIAL FUND      VENTURE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (874)  $           5,158
   Net realized gain (loss) on security transactions.........................              7,078             (45,967)
   Net realized gain distributions...........................................              2,895           1,157,799
   Change in unrealized appreciation (depreciation) during the period........             (8,415)           (973,735)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                684             143,255
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             28,724             679,824
   Net transfers.............................................................             (8,359)           (693,206)
   Surrenders for benefit payments and fees..................................            (20,934)           (971,738)
   Other transactions........................................................                 (1)                (54)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (2)               (171)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               (572)           (985,345)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                112            (842,090)

NET ASSETS:
   Beginning of period.......................................................            154,164           6,730,535
                                                                               ------------------  ------------------
   End of period.............................................................  $         154,276   $       5,888,445
                                                                               ==================  ==================

                                                                                                        DELAWARE
                                                                                     DAVIS             DIVERSIFIED
                                                                               OPPORTUNITY FUND        INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,397)   $           2,892
   Net realized gain (loss) on security transactions.........................              5,138                 (809)
   Net realized gain distributions...........................................             26,367                   --
   Change in unrealized appreciation (depreciation) during the period........            (22,935)              (3,780)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              7,173               (1,697)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             22,700               35,677
   Net transfers.............................................................            (26,686)                 345
   Surrenders for benefit payments and fees..................................            (12,276)             (65,638)
   Other transactions........................................................                 (4)                  (2)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   (4)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (16,266)             (29,622)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             (9,093)             (31,319)

NET ASSETS:
   Beginning of period.......................................................            154,354              147,515
                                                                               ------------------  -------------------
   End of period.............................................................  $         145,261    $         116,196
                                                                               ==================  ===================

(30)  Formerly Columbia Marsico Growth Fund. Change effective November 20,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-294

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-295

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                  DELAWARE             DREYFUS
                                                                              EXTENDED DURATION      BOND MARKET
                                                                                  BOND FUND          INDEX FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              51   $          125,176
   Net realized gain (loss) on security transactions.......................                 --              (42,353)
   Net realized gain distributions.........................................                  5               35,977
   Change in unrealized appreciation (depreciation) during the period......               (156)            (159,785)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               (100)             (40,985)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              1,596            1,930,669
   Net transfers...........................................................              1,086              173,464
   Surrenders for benefit payments and fees................................                (13)          (1,242,913)
   Other transactions......................................................                  1                  227
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                 --                 (444)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              2,670              861,003
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................              2,570              820,018

NET ASSETS:
   Beginning of period.....................................................                968            6,774,152
                                                                             ------------------  -------------------
   End of period...........................................................  $           3,538   $        7,594,170
                                                                             ==================  ===================


                                                                                   DREYFUS              DREYFUS
                                                                              VIF APPRECIATION       INTERNATIONAL
                                                                                  PORTFOLIO        STOCK INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              237   $           11,587
   Net realized gain (loss) on security transactions.......................                  14                   81
   Net realized gain distributions.........................................               1,037                   --
   Change in unrealized appreciation (depreciation) during the period......              (2,034)             (23,928)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (746)             (12,260)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,142              197,180
   Net transfers...........................................................                  --              (30,472)
   Surrenders for benefit payments and fees................................                  --              (59,506)
   Other transactions......................................................                  --                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               3,142              107,202
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               2,396               94,942

NET ASSETS:
   Beginning of period.....................................................              21,652              464,158
                                                                             -------------------  -------------------
   End of period...........................................................  $           24,048   $          559,100
                                                                             ===================  ===================


                                                                                   DREYFUS              DREYFUS
                                                                                   MIDCAP              SMALLCAP
                                                                                 INDEX FUND        STOCK INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           64,228    $          22,206
   Net realized gain (loss) on security transactions.......................             270,266              130,123
   Net realized gain distributions.........................................             904,275              392,811
   Change in unrealized appreciation (depreciation) during the period......          (1,527,774)            (696,744)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (289,005)            (151,604)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................           2,801,435            1,556,557
   Net transfers...........................................................             (41,696)              87,739
   Surrenders for benefit payments and fees................................          (1,437,612)          (1,063,969)
   Other transactions......................................................                  (9)                (311)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                (253)                 (80)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           1,321,865              579,936
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................           1,032,860              428,332

NET ASSETS:
   Beginning of period.....................................................           7,376,320            3,865,349
                                                                             -------------------  -------------------
   End of period...........................................................  $        8,409,180    $       4,293,681
                                                                             ===================  ===================


                                                                                   DREYFUS             DREYFUS
                                                                               VIF GROWTH AND     VIF QUALITY BOND
                                                                              INCOME PORTFOLIO     PORTFOLIO FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $               8   $           1,189
   Net realized gain (loss) on security transactions.......................                   7                  20
   Net realized gain distributions.........................................                 369                  --
   Change in unrealized appreciation (depreciation) during the period......                (349)             (3,345)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                  35              (2,136)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 318               4,103
   Net transfers...........................................................                  --                  --
   Surrenders for benefit payments and fees................................                  --                (809)
   Other transactions......................................................                  (1)                 --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 317               3,294
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................                 352               1,158

NET ASSETS:
   Beginning of period.....................................................               3,992              88,628
                                                                             -------------------  ------------------
   End of period...........................................................   $           4,344   $          89,786
                                                                             ===================  ==================

                                                                                  DREYFUS
                                                                                 SOCIALLY              DREYFUS
                                                                                RESPONSIBLE            S&P 500
                                                                             GROWTH FUND, INC.       INDEX FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             206   $         152,624
   Net realized gain (loss) on security transactions.......................             (3,326)            696,173
   Net realized gain distributions.........................................              4,683             749,543
   Change in unrealized appreciation (depreciation) during the period......             (2,859)         (1,558,336)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (1,296)             40,004
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 --           3,785,737
   Net transfers...........................................................                848             230,298
   Surrenders for benefit payments and fees................................                 --          (3,250,256)
   Other transactions......................................................                 --                 554
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                (323)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..                848             766,010
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................               (448)            806,014

NET ASSETS:
   Beginning of period.....................................................             11,567          12,632,432
                                                                             ------------------  ------------------
   End of period...........................................................  $          11,119   $      13,438,446
                                                                             ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-296

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-297

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                  DREYFUS           EATON VANCE
                                                                               INTERMEDIATE          LARGE-CAP
                                                                             TERM INCOME FUND       VALUE FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          29,957   $         128,267
   Net realized gain (loss) on security transactions.......................             (9,867)            (10,051)
   Net realized gain distributions.........................................             14,190             908,808
   Change in unrealized appreciation (depreciation) during the period......            (69,175)         (1,150,514)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (34,895)           (123,490)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            164,010           1,293,184
   Net transfers...........................................................             16,335            (425,971)
   Surrenders for benefit payments and fees................................           (188,958)           (869,505)
   Other transactions......................................................                 29                (819)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (58)               (165)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (8,642)             (3,276)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (43,537)           (126,766)

NET ASSETS:
   Beginning of period.....................................................          1,548,460          10,596,472
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,504,923   $      10,469,706
                                                                             ==================  ==================


                                                                                EATON VANCE         EATON VANCE
                                                                                 DIVIDEND        WORLDWIDE HEALTH
                                                                               BUILDER FUND        SCIENCES FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          12,187   $          (7,166)
   Net realized gain (loss) on security transactions.......................             79,994              17,751
   Net realized gain distributions.........................................            112,453              83,906
   Change in unrealized appreciation (depreciation) during the period......           (178,680)            (61,529)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             25,954              32,962
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            208,787             168,458
   Net transfers...........................................................            (38,175)            224,551
   Surrenders for benefit payments and fees................................           (212,829)           (149,346)
   Other transactions......................................................                 (1)                (24)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 (5)                (22)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (42,223)            243,617
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (16,269)            276,579

NET ASSETS:
   Beginning of period.....................................................          1,290,393             629,511
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,274,124   $         906,090
                                                                             ==================  ==================


                                                                                EATON VANCE
                                                                                INCOME FUND         EATON VANCE
                                                                                 OF BOSTON         BALANCED FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $         116,743   $              64
   Net realized gain (loss) on security transactions.......................            (12,222)                (25)
   Net realized gain distributions.........................................                 --                 704
   Change in unrealized appreciation (depreciation) during the period......           (167,820)               (959)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (63,299)               (216)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            404,428               6,497
   Net transfers...........................................................            (68,296)             21,431
   Surrenders for benefit payments and fees................................           (323,578)                 (8)
   Other transactions......................................................                (57)                 (1)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................               (209)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             12,288              27,919
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (51,011)             27,703

NET ASSETS:
   Beginning of period.....................................................          2,219,981               3,562
                                                                             ------------------  ------------------
   End of period...........................................................  $       2,168,970   $          31,265
                                                                             ==================  ==================


                                                                                EATON VANCE         WELLS FARGO
                                                                              ATLANTA CAPITAL          ASSET
                                                                               SMID-CAP FUND      ALLOCATION FUND
                                                                                SUB-ACCOUNT      SUB-ACCOUNT (31)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (3,777)  $           5,854
   Net realized gain (loss) on security transactions.......................              9,553              (4,317)
   Net realized gain distributions.........................................             35,949               4,219
   Change in unrealized appreciation (depreciation) during the period......             (8,420)            (25,228)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             33,305             (19,472)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            110,858              44,246
   Net transfers...........................................................             93,697              45,909
   Surrenders for benefit payments and fees................................            (74,556)            (16,119)
   Other transactions......................................................                 (2)                  3
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (23)                (61)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            129,974              73,978
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            163,279              54,506

NET ASSETS:
   Beginning of period.....................................................            363,779             240,470
                                                                             ------------------  ------------------
   End of period...........................................................  $         527,058   $         294,976
                                                                             ==================  ==================

                                                                                                      WELLS FARGO
                                                                                 WELLS FARGO           UTILITY &
                                                                              EMERGING MARKETS    TELECOMMUNICATIONS
                                                                                 EQUITY FUND             FUND
                                                                              SUB-ACCOUNT (32)     SUB-ACCOUNT (33)
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (8,358)   $             139
   Net realized gain (loss) on security transactions.......................            (80,827)                  74
   Net realized gain distributions.........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period......           (247,867)              (2,096)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           (337,052)              (1,883)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            476,531                3,342
   Net transfers...........................................................            161,970                   --
   Surrenders for benefit payments and fees................................           (274,592)                (937)
   Other transactions......................................................                 (1)                   2
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................               (169)                  (4)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            363,739                2,403
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             26,687                  520

NET ASSETS:
   Beginning of period.....................................................          2,128,542               19,657
                                                                             ------------------  -------------------
   End of period...........................................................  $       2,155,229    $          20,177
                                                                             ==================  ===================

(31) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective December 15, 2015.

(32) Formerly Wells Fargo Advantage Emerging Markets Equity Fund. Change effective December 15, 2015.

(33) Formerly Wells Fargo Advantage Utility & Telecommunications Fund. Change effective December 15, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-298

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-299

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                   ALGER
                                                                                  CAPITAL
                                                                               APPRECIATION         ALGER MID CAP
                                                                               INSTITUTIONAL           GROWTH
                                                                                 PORTFOLIO       INSTITUTIONAL FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         (28,276)   $         (10,284)
   Net realized gain (loss) on security transactions.......................            262,734               83,472
   Net realized gain distributions.........................................            240,433                   --
   Change in unrealized appreciation (depreciation) during the period......           (251,800)             (99,574)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            223,091              (26,386)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            672,995              142,200
   Net transfers...........................................................            (38,234)              12,894
   Surrenders for benefit payments and fees................................         (2,367,163)            (184,995)
   Other transactions......................................................                 (1)                  (5)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................               (159)                 (81)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..         (1,732,562)             (29,987)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................         (1,509,471)             (56,373)

NET ASSETS:
   Beginning of period.....................................................          4,754,024            1,365,860
                                                                             ------------------  -------------------
   End of period...........................................................  $       3,244,553    $       1,309,487
                                                                             ==================  ===================



                                                                               ALGER SMALL CAP          NUVEEN
                                                                                   GROWTH               MID CAP
                                                                             INSTITUTIONAL FUND       INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (1,876)   $          (3,831)
   Net realized gain (loss) on security transactions.......................              (4,596)              89,000
   Net realized gain distributions.........................................              88,728              214,505
   Change in unrealized appreciation (depreciation) during the period......             (94,045)            (427,420)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (11,789)            (127,746)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              37,326              580,647
   Net transfers...........................................................               9,495             (102,684)
   Surrenders for benefit payments and fees................................             (18,273)            (528,528)
   Other transactions......................................................                   1                    3
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (17)                (235)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              28,532              (50,797)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              16,743             (178,543)

NET ASSETS:
   Beginning of period.....................................................             249,090            3,423,024
                                                                             -------------------  -------------------
   End of period...........................................................   $         265,833    $       3,244,481
                                                                             ===================  ===================



                                                                                                        NUVEEN
                                                                                   NUVEEN               EQUITY
                                                                               SMALL CAP INDEX        INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             363    $           5,708
   Net realized gain (loss) on security transactions.......................               1,647               19,899
   Net realized gain distributions.........................................               2,758               60,516
   Change in unrealized appreciation (depreciation) during the period......              (8,096)             (84,969)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (3,328)               1,154
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              12,502              261,825
   Net transfers...........................................................              14,941              (62,444)
   Surrenders for benefit payments and fees................................              (5,063)             (84,981)
   Other transactions......................................................                   3                   (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (5)                 (88)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              22,378              114,310
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              19,050              115,464

NET ASSETS:
   Beginning of period.....................................................              47,838              909,857
                                                                             -------------------  -------------------
   End of period...........................................................   $          66,888    $       1,025,321
                                                                             ===================  ===================



                                                                               NUVEEN MID CAP           NUVEEN
                                                                                   GROWTH              SMALL CAP
                                                                             OPPORTUNITIES FUND       SELECT FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (1,156)   $            (207)
   Net realized gain (loss) on security transactions.......................                 299                 (247)
   Net realized gain distributions.........................................              30,509                5,590
   Change in unrealized appreciation (depreciation) during the period......             (32,846)              (6,189)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (3,194)              (1,053)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              31,255                8,844
   Net transfers...........................................................               9,596                   --
   Surrenders for benefit payments and fees................................             (33,320)              (2,212)
   Other transactions......................................................                 (16)                  --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (4)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               7,511                6,632
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               4,317                5,579

NET ASSETS:
   Beginning of period.....................................................             374,065               23,137
                                                                             -------------------  -------------------
   End of period...........................................................   $         378,382    $          28,716
                                                                             ===================  ===================


                                                                                NUVEEN SANTA
                                                                                   BARBARA             FIDELITY
                                                                                  DIVIDEND          ADVISOR EQUITY
                                                                                 GROWTH FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $              74    $          (1,167)
   Net realized gain (loss) on security transactions.......................                 (12)               2,265
   Net realized gain distributions.........................................                 507                5,375
   Change in unrealized appreciation (depreciation) during the period......              (1,084)               5,602
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (515)              12,075
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,897               40,136
   Net transfers...........................................................               3,336                7,324
   Surrenders for benefit payments and fees................................                 (14)              (6,482)
   Other transactions......................................................                  (4)                  (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               7,215               40,976
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               6,700               53,051

NET ASSETS:
   Beginning of period.....................................................               5,729              175,400
                                                                             -------------------  -------------------
   End of period...........................................................   $          12,429    $         228,451
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-300

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-301

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                    FIDELITY ADVISOR
                                                                                    FIDELITY            LEVERAGED
                                                                                  ADVISOR VALUE          COMPANY
                                                                                 STRATEGIES FUND       STOCK FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             580   $          (8,066)
   Net realized gain (loss) on security transactions.........................             26,152             252,347
   Net realized gain distributions...........................................                 48                  --
   Change in unrealized appreciation (depreciation) during the period........            (37,854)           (453,196)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (11,074)           (208,915)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 59             551,369
   Net transfers.............................................................                 --            (317,529)
   Surrenders for benefit payments and fees..................................           (104,595)           (543,996)
   Other transactions........................................................                  1                  (3)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                (134)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (104,535)           (310,293)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (115,609)           (519,208)

NET ASSETS:
   Beginning of period.......................................................            322,386           3,542,865
                                                                               ------------------  ------------------
   End of period.............................................................  $         206,777   $       3,023,657
                                                                               ==================  ==================

                                                                                                        FEDERATED
                                                                                   FEDERATED          FUND FOR U.S.
                                                                                    EQUITY             GOVERNMENT
                                                                               INCOME FUND, INC.     SECURITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,466    $           3,998
   Net realized gain (loss) on security transactions.........................             (1,533)              (1,570)
   Net realized gain distributions...........................................              1,321                   --
   Change in unrealized appreciation (depreciation) during the period........            (11,008)              (3,239)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (9,754)                (811)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             18,659               43,165
   Net transfers.............................................................            (16,793)             (17,858)
   Surrenders for benefit payments and fees..................................            (13,517)             (21,706)
   Other transactions........................................................                 --                   --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 (6)                 (14)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (11,657)               3,587
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (21,411)               2,776

NET ASSETS:
   Beginning of period.......................................................            149,332              254,862
                                                                               ------------------  -------------------
   End of period.............................................................  $         127,921    $         257,638
                                                                               ==================  ===================

                                                                                    FEDERATED
                                                                                   MDT MID CAP           FEDERATED
                                                                                     GROWTH             HIGH INCOME
                                                                                 STRATEGIES FUND         BOND FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (759)   $             588
   Net realized gain (loss) on security transactions.........................                 104                    4
   Net realized gain distributions...........................................              16,523                   --
   Change in unrealized appreciation (depreciation) during the period........             (20,924)              (1,331)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              (5,056)                (739)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               7,156                4,203
   Net transfers.............................................................                  --                   --
   Surrenders for benefit payments and fees..................................                (260)                (262)
   Other transactions........................................................                   1                   --
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                   --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....               6,897                3,941
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................               1,841                3,202

NET ASSETS:
   Beginning of period.......................................................              79,979               11,897
                                                                               -------------------  -------------------
   End of period.............................................................   $          81,820    $          15,099
                                                                               ===================  ===================


                                                                                                        FEDERATED
                                                                                    FEDERATED          SHORT-TERM
                                                                                  KAUFMANN FUND        INCOME FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (39,735)  $             688
   Net realized gain (loss) on security transactions.........................            144,610                 198
   Net realized gain distributions...........................................            651,955                  --
   Change in unrealized appreciation (depreciation) during the period........           (516,229)               (997)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            240,601                (111)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            501,097                  --
   Net transfers.............................................................           (143,810)             (5,545)
   Surrenders for benefit payments and fees..................................           (647,083)            (12,302)
   Other transactions........................................................                (90)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (153)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (290,039)            (17,847)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (49,438)            (17,958)

NET ASSETS:
   Beginning of period.......................................................          4,686,958             115,838
                                                                               ------------------  ------------------
   End of period.............................................................  $       4,637,520   $          97,880
                                                                               ==================  ==================


                                                                                    FEDERATED          FEDERATED
                                                                                  TOTAL RETURN       CLOVER SMALL
                                                                                    BOND FUND         VALUE FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           6,005   $              57
   Net realized gain (loss) on security transactions.........................             (1,099)                (89)
   Net realized gain distributions...........................................                 76                 704
   Change in unrealized appreciation (depreciation) during the period........             (9,854)             (2,096)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (4,872)             (1,424)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             48,666               4,185
   Net transfers.............................................................                706              32,486
   Surrenders for benefit payments and fees..................................            (74,280)                (13)
   Other transactions........................................................                  7                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (24,901)             36,658
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (29,773)             35,234

NET ASSETS:
   Beginning of period.......................................................            316,461               2,153
                                                                               ------------------  ------------------
   End of period.............................................................  $         286,688   $          37,387
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-302

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-303

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                    FIDELITY(R) VIP
                                                                                  FEDERATED             GROWTH
                                                                                INTERNATIONAL        OPPORTUNITIES
                                                                                LEADERS FUND           PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $                6    $          (2,143)
   Net realized gain (loss) on security transactions.......................                  72               11,635
   Net realized gain distributions.........................................                  --               40,083
   Change in unrealized appreciation (depreciation) during the period......                (124)             (30,444)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                 (46)              19,131
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 494               10,706
   Net transfers...........................................................                  --                5,913
   Surrenders for benefit payments and fees................................                 (11)             (32,975)
   Other transactions......................................................                   1                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 484              (16,356)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                 438                2,775

NET ASSETS:
   Beginning of period.....................................................                 536              398,697
                                                                             -------------------  -------------------
   End of period...........................................................  $              974    $         401,472
                                                                             ===================  ===================


                                                                               FIDELITY(R) VIP     FIDELITY(R) VIP
                                                                                  OVERSEAS        VALUE STRATEGIES
                                                                                  PORTFOLIO           PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              815  $              891
   Net realized gain (loss) on security transactions.......................                  32               2,174
   Net realized gain distributions.........................................                 118                 143
   Change in unrealized appreciation (depreciation) during the period......               1,761              (9,819)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               2,726              (6,611)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              10,579               9,454
   Net transfers...........................................................                  --              (4,661)
   Surrenders for benefit payments and fees................................                  --              (2,417)
   Other transactions......................................................                  --                  (1)
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              10,579               2,375
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................              13,305              (4,236)

NET ASSETS:
   Beginning of period.....................................................             101,584             180,297
                                                                             ------------------  -------------------
   End of period...........................................................  $          114,889  $          176,061
                                                                             ==================  ===================

                                                                                                    FIDELITY(R) VIP
                                                                               FIDELITY(R) VIP         GROWTH &
                                                                                  BALANCED              INCOME
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           12,407   $            3,300
   Net realized gain (loss) on security transactions.......................               6,626                1,462
   Net realized gain distributions.........................................              44,110                9,297
   Change in unrealized appreciation (depreciation) during the period......             (66,266)             (20,718)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (3,123)              (6,659)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              13,314               16,350
   Net transfers...........................................................              40,424               27,982
   Surrenders for benefit payments and fees................................             (63,368)              (8,893)
   Other transactions......................................................                  (1)                  (1)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................              (9,042)                  --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (18,673)              35,438
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (21,796)              28,779

NET ASSETS:
   Beginning of period.....................................................           1,494,900              191,315
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,473,104   $          220,094
                                                                             ===================  ===================


                                                                               FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                FREEDOM 2020         FREEDOM 2030
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           2,452   $            8,021
   Net realized gain (loss) on security transactions.......................              (1,017)              (2,103)
   Net realized gain distributions.........................................                 854                4,045
   Change in unrealized appreciation (depreciation) during the period......              (5,132)             (21,287)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (2,843)             (11,324)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              28,731               81,691
   Net transfers...........................................................              10,241             (131,872)
   Surrenders for benefit payments and fees................................             (37,668)             (15,828)
   Other transactions......................................................                  --                   (1)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (57)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               1,304              (66,067)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (1,539)             (77,391)

NET ASSETS:
   Beginning of period.....................................................             193,636              798,622
                                                                             -------------------  -------------------
   End of period...........................................................   $         192,097   $          721,231
                                                                             ===================  ===================


                                                                               FIDELITY(R) VIP      FIDELITY(R) VIP
                                                                                FREEDOM 2015         FREEDOM 2025
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            1,104   $           10,466
   Net realized gain (loss) on security transactions.......................                  --                  (12)
   Net realized gain distributions.........................................                 374                3,798
   Change in unrealized appreciation (depreciation) during the period......              (3,232)             (30,963)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,754)             (16,711)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               2,535               47,053
   Net transfers...........................................................              28,602              246,630
   Surrenders for benefit payments and fees................................                (551)                 (55)
   Other transactions......................................................                  --                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              30,586              293,628
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              28,832              276,917

NET ASSETS:
   Beginning of period.....................................................              53,363              497,234
                                                                             -------------------  -------------------
   End of period...........................................................  $           82,195   $          774,151
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-304

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-305

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                               FIDELITY(R) VIP    FIDELITY ADVISOR(R)
                                                                              FUNDSMANAGER 70%      STOCK SELECTOR
                                                                                  PORTFOLIO          ALL CAP FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $               4    $             (36)
   Net realized gain (loss) on security transactions.......................                  --                   37
   Net realized gain distributions.........................................                   6                  131
   Change in unrealized appreciation (depreciation) during the period......                 (20)                (184)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                 (10)                 (52)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 654                  436
   Net transfers...........................................................                  --                   --
   Surrenders for benefit payments and fees................................                  --                 (156)
   Other transactions......................................................                  --                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 654                  280
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                 644                  228

NET ASSETS:
   Beginning of period.....................................................                  81                2,847
                                                                             -------------------  -------------------
   End of period...........................................................   $             725    $           3,075
                                                                             ===================  ===================

                                                                                   TEMPLETON            TEMPLETON
                                                                                    GLOBAL             DEVELOPING
                                                                              OPPORTUNITIES TRUST     MARKETS TRUST
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                             --------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $            (362)   $             351
   Net realized gain (loss) on security transactions.......................               3,569             (156,671)
   Net realized gain distributions.........................................               2,822                   --
   Change in unrealized appreciation (depreciation) during the period......              (9,257)             (80,849)
                                                                             --------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              (3,228)            (237,169)
                                                                             --------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              16,852              227,173
   Net transfers...........................................................              (3,882)             (84,329)
   Surrenders for benefit payments and fees................................             (58,353)            (214,143)
   Other transactions......................................................                   4                    7
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (49)
   Net annuity transactions................................................                  --                   --
                                                                             --------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (45,379)             (71,341)
                                                                             --------------------  ------------------
   Net increase (decrease) in net assets...................................             (48,607)            (308,510)

NET ASSETS:
   Beginning of period.....................................................              98,740            1,185,732
                                                                             --------------------  ------------------
   End of period...........................................................   $          50,133    $         877,222
                                                                             ====================  ==================

                                                                                  FRANKLIN             FRANKLIN
                                                                                    HIGH               STRATEGIC
                                                                                 INCOME FUND          INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           71,974    $         142,026
   Net realized gain (loss) on security transactions.......................             (44,227)             (58,092)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......            (184,992)            (274,781)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (157,245)            (190,847)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             195,442              564,075
   Net transfers...........................................................               8,010             (171,348)
   Surrenders for benefit payments and fees................................            (335,823)            (478,586)
   Other transactions......................................................                 (32)                  34
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (81)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (132,403)             (85,906)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (289,648)            (276,753)

NET ASSETS:
   Beginning of period.....................................................           1,478,234            3,915,646
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,188,586    $       3,638,893
                                                                             ===================  ===================

                                                                                  TEMPLETON            FRANKLIN
                                                                                   GLOBAL           U.S. GOVERNMENT
                                                                                  BOND FUND         SECURITIES FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $         130,545    $          13,826
   Net realized gain (loss) on security transactions.......................            (283,998)              (9,883)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......            (145,351)              (5,040)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (298,804)              (1,097)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................           2,035,835               91,028
   Net transfers...........................................................            (325,004)             (57,261)
   Surrenders for benefit payments and fees................................            (752,035)            (213,153)
   Other transactions......................................................                (153)                  --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (87)                 (77)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             958,556             (179,463)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             659,752             (180,560)

NET ASSETS:
   Beginning of period.....................................................           5,305,287              711,019
                                                                             -------------------  -------------------
   End of period...........................................................   $       5,965,039    $         530,459
                                                                             ===================  ===================

                                                                                  FRANKLIN            FRANKLIN
                                                                                  SMALL CAP         MUTUAL GLOBAL
                                                                                 VALUE FUND        DISCOVERY FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (3,173)  $           85,789
   Net realized gain (loss) on security transactions.......................             60,798              125,332
   Net realized gain distributions.........................................            227,586              834,574
   Change in unrealized appreciation (depreciation) during the period......           (521,784)          (1,587,930)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           (236,573)            (542,235)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            308,665            1,787,155
   Net transfers...........................................................            (56,890)             173,278
   Surrenders for benefit payments and fees................................           (711,445)          (1,686,177)
   Other transactions......................................................                (12)                 (14)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................               (150)                (322)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (459,832)             273,920
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (696,405)            (268,315)

NET ASSETS:
   Beginning of period.....................................................          2,915,383           11,925,820
                                                                             ------------------  -------------------
   End of period...........................................................  $       2,218,978   $       11,657,505
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-306

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-307

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                  TEMPLETON            FRANKLIN
                                                                                 GROWTH FUND          INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           17,707    $         375,965
   Net realized gain (loss) on security transactions.......................              89,413               17,202
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......            (263,277)          (1,150,637)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (156,157)            (757,470)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             274,779            1,267,342
   Net transfers...........................................................            (199,102)            (239,504)
   Surrenders for benefit payments and fees................................            (219,956)          (1,592,794)
   Other transactions......................................................                  45                   10
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (3)                 (62)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (144,237)            (565,008)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (300,394)          (1,322,478)

NET ASSETS:
   Beginning of period.....................................................           2,317,280            9,221,858
                                                                             -------------------  -------------------
   End of period...........................................................  $        2,016,886    $       7,899,380
                                                                             ===================  ===================

                                                                                                     FRANKLIN
                                                                                 FRANKLIN              TOTAL
                                                                                GROWTH FUND         RETURN FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          25,826   $           7,950
   Net realized gain (loss) on security transactions.......................            311,486              (1,960)
   Net realized gain distributions.........................................            292,639                  --
   Change in unrealized appreciation (depreciation) during the period......           (592,113)            (15,644)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             37,838              (9,654)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          4,430,389              87,917
   Net transfers...........................................................            177,178             (29,420)
   Surrenders for benefit payments and fees................................           (754,532)           (114,454)
   Other transactions......................................................             (1,050)                 (4)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................               (243)                (18)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..          3,851,742             (55,979)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................          3,889,580             (65,633)

NET ASSETS:
   Beginning of period.....................................................          6,025,439             411,078
                                                                             ------------------  ------------------
   End of period...........................................................  $       9,915,019   $         345,445
                                                                             ==================  ==================

                                                                                  FRANKLIN            FRANKLIN
                                                                                BALANCE SHEET          MUTUAL
                                                                               INVESTMENT FUND       BEACON FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           8,065   $           14,761
   Net realized gain (loss) on security transactions.......................            (99,240)              62,661
   Net realized gain distributions.........................................            392,477               89,505
   Change in unrealized appreciation (depreciation) during the period......           (613,410)            (234,794)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           (312,108)             (67,867)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            205,208              118,105
   Net transfers...........................................................           (238,429)              (9,918)
   Surrenders for benefit payments and fees................................           (228,807)            (198,507)
   Other transactions......................................................                 19                   --
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                (36)                 (36)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (262,045)             (90,356)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (574,153)            (158,223)

NET ASSETS:
   Beginning of period.....................................................          3,245,621            1,255,951
                                                                             ------------------  -------------------
   End of period...........................................................  $       2,671,468   $        1,097,728
                                                                             ==================  ===================

                                                                                  FRANKLIN             FRANKLIN
                                                                                   MUTUAL            SMALL-MID CAP
                                                                                 SHARES FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           48,439    $         (14,812)
   Net realized gain (loss) on security transactions.......................             138,776             (310,179)
   Net realized gain distributions.........................................             286,501              452,727
   Change in unrealized appreciation (depreciation) during the period......            (699,705)            (173,748)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (225,989)             (46,012)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             460,353              173,263
   Net transfers...........................................................            (145,069)            (724,403)
   Surrenders for benefit payments and fees................................            (372,125)            (848,376)
   Other transactions......................................................                  (2)                  17
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                (102)                 (14)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (56,945)          (1,399,513)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (282,934)          (1,445,525)

NET ASSETS:
   Beginning of period.....................................................           4,829,375            6,572,643
                                                                             -------------------  -------------------
   End of period...........................................................  $        4,546,441    $       5,127,118
                                                                             ===================  ===================

                                                                                  FRANKLIN            FRANKLIN
                                                                                CONSERVATIVE           GROWTH
                                                                               ALLOCATION FUND     ALLOCATION FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $          33,084   $          21,812
   Net realized gain (loss) on security transactions.......................              15,210             158,251
   Net realized gain distributions.........................................             110,059             350,534
   Change in unrealized appreciation (depreciation) during the period......            (254,018)           (686,305)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (95,665)           (155,708)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             461,584           1,092,220
   Net transfers...........................................................              45,789            (173,954)
   Surrenders for benefit payments and fees................................            (402,937)           (560,657)
   Other transactions......................................................                 (61)                 54
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                 (43)               (614)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             104,332             357,049
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................               8,667             201,341

NET ASSETS:
   Beginning of period.....................................................           2,889,117           5,715,306
                                                                             -------------------  ------------------
   End of period...........................................................   $       2,897,784   $       5,916,647
                                                                             ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-308

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-309

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                   FRANKLIN
                                                                                   MODERATE            TEMPLETON
                                                                                ALLOCATION FUND      FOREIGN FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          58,061   $         125,732
   Net realized gain (loss) on security transactions.........................            106,543          (1,082,915)
   Net realized gain distributions...........................................            345,132               6,157
   Change in unrealized appreciation (depreciation) during the period........           (690,579)             (6,453)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (180,843)           (957,479)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,331,037             818,526
   Net transfers.............................................................           (633,080)           (364,245)
   Surrenders for benefit payments and fees..................................           (891,665)         (2,519,910)
   Other transactions........................................................               (923)               (490)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (499)               (143)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (195,130)         (2,066,262)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (375,973)         (3,023,741)

NET ASSETS:
   Beginning of period.......................................................          7,739,029          14,749,977
                                                                               ------------------  ------------------
   End of period.............................................................  $       7,363,056   $      11,726,236
                                                                               ==================  ==================

                                                                                    FRANKLIN
                                                                                  SMALL-MID CAP      HIGHLAND PREMIER
                                                                                   GROWTH FUND         GROWTH EQUITY
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (1,106)  $             (797)
   Net realized gain (loss) on security transactions.........................                 903                  411
   Net realized gain distributions...........................................              35,048                6,235
   Change in unrealized appreciation (depreciation) during the period........             (39,551)              (4,287)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              (4,706)               1,562
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               9,318               12,414
   Net transfers.............................................................               6,578              (28,980)
   Surrenders for benefit payments and fees..................................             (12,968)              (2,180)
   Other transactions........................................................                   1                   --
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                   --
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....               2,929              (18,746)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................              (1,777)             (17,184)

NET ASSETS:
   Beginning of period.......................................................             155,456              103,028
                                                                               -------------------  -------------------
   End of period.............................................................   $         153,679   $           85,844
                                                                               ===================  ===================

                                                                                  GOLDMAN SACHS       GOLDMAN SACHS
                                                                                     INCOME              CAPITAL
                                                                                  BUILDER FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           2,087   $             (10)
   Net realized gain (loss) on security transactions.........................                800                  17
   Net realized gain distributions...........................................                 --                  68
   Change in unrealized appreciation (depreciation) during the period........             (6,292)                (55)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (3,405)                 20
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              7,382                 252
   Net transfers.............................................................                240                  --
   Surrenders for benefit payments and fees..................................               (686)               (184)
   Other transactions........................................................                  1                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (5)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              6,932                  67
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              3,527                  87

NET ASSETS:
   Beginning of period.......................................................             71,178                 772
                                                                               ------------------  ------------------
   End of period.............................................................  $          74,705   $             859
                                                                               ==================  ==================

                                                                                 GOLDMAN SACHS       GOLDMAN SACHS
                                                                                  CORE FIXED          U.S. EQUITY
                                                                                  INCOME FUND        INSIGHTS FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,090   $              (3)
   Net realized gain (loss) on security transactions.........................                361                   6
   Net realized gain distributions...........................................                 --                  25
   Change in unrealized appreciation (depreciation) during the period........             (2,487)                (51)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (1,036)                (23)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             15,721                  --
   Net transfers.............................................................              4,781                  --
   Surrenders for benefit payments and fees..................................             (8,885)                 (4)
   Other transactions........................................................                  2                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             11,619                  (4)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             10,583                 (27)

NET ASSETS:
   Beginning of period.......................................................             90,992                 890
                                                                               ------------------  ------------------
   End of period.............................................................  $         101,575   $             863
                                                                               ==================  ==================

                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                   GOVERNMENT            GROWTH &
                                                                                   INCOME FUND          INCOME FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          29,053   $            1,601
   Net realized gain (loss) on security transactions.........................              (8,565)              19,926
   Net realized gain distributions...........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period........             (21,641)             (31,645)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              (1,153)             (10,118)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             379,755               17,402
   Net transfers.............................................................             (54,913)               5,928
   Surrenders for benefit payments and fees..................................            (214,160)             (62,133)
   Other transactions........................................................                  43                   (5)
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                 (45)                  (3)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             110,680              (38,811)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................             109,527              (48,929)

NET ASSETS:
   Beginning of period.......................................................           2,145,299              234,359
                                                                               -------------------  -------------------
   End of period.............................................................   $       2,254,826   $          185,430
                                                                               ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-310

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-311

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                       GOLDMAN SACHS
                                                                                  GOLDMAN SACHS           FOCUSED
                                                                                     GROWTH            INTERNATIONAL
                                                                               OPPORTUNITIES FUND       EQUITY FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (7,195)  $              71
   Net realized gain (loss) on security transactions.........................              (5,858)                340
   Net realized gain distributions...........................................             103,322                  --
   Change in unrealized appreciation (depreciation) during the period........            (148,748)               (700)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (58,479)               (289)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             167,160               5,094
   Net transfers.............................................................              30,239               5,620
   Surrenders for benefit payments and fees..................................             (42,277)             (3,107)
   Other transactions........................................................                   1                  (1)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (63)                (13)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             155,060               7,593
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              96,581               7,304

NET ASSETS:
   Beginning of period.......................................................             811,103              16,529
                                                                               -------------------  ------------------
   End of period.............................................................   $         907,684   $          23,833
                                                                               ===================  ==================


                                                                                 GOLDMAN SACHS        GOLDMAN SACHS
                                                                                    MID CAP             SMALL CAP
                                                                                  VALUE FUND           VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (9,661)   $         (12,557)
   Net realized gain (loss) on security transactions.........................              2,772               41,427
   Net realized gain distributions...........................................            534,650              201,776
   Change in unrealized appreciation (depreciation) during the period........         (1,038,474)            (514,153)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (510,713)            (283,507)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            413,828            1,517,242
   Net transfers.............................................................             (2,175)             124,362
   Surrenders for benefit payments and fees..................................           (680,609)            (639,974)
   Other transactions........................................................                 (2)                 (61)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (372)                (131)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (269,330)           1,001,438
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (780,043)             717,931

NET ASSETS:
   Beginning of period.......................................................          5,327,735            3,455,981
                                                                               ------------------  -------------------
   End of period.............................................................  $       4,547,692    $       4,173,912
                                                                               ==================  ===================


                                                                                  GOLDMAN SACHS      GOLDMAN SACHS
                                                                                    STRATEGIC            HIGH
                                                                                   GROWTH FUND        YIELD FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (145)  $         241,963
   Net realized gain (loss) on security transactions.........................                 14             (55,263)
   Net realized gain distributions...........................................              1,014                  --
   Change in unrealized appreciation (depreciation) during the period........               (647)           (447,578)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                236            (260,878)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,446             795,001
   Net transfers.............................................................               (278)            (74,191)
   Surrenders for benefit payments and fees..................................                (22)           (439,048)
   Other transactions........................................................                 (1)               (486)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (49)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              4,145             281,227
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              4,381              20,349

NET ASSETS:
   Beginning of period.......................................................             14,995           4,459,396
                                                                               ------------------  ------------------
   End of period.............................................................  $          19,376   $       4,479,745
                                                                               ==================  ==================


                                                                                  GOLDMAN SACHS        GOLDMAN SACHS
                                                                                    LARGE CAP          SMALL/MID CAP
                                                                                   VALUE FUND           GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $            (518)  $          (3,327)
   Net realized gain (loss) on security transactions.........................              64,524              56,300
   Net realized gain distributions...........................................              33,567              21,617
   Change in unrealized appreciation (depreciation) during the period........            (114,814)           (100,299)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (17,241)            (25,709)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              68,314              94,515
   Net transfers.............................................................             (78,168)            251,854
   Surrenders for benefit payments and fees..................................            (161,882)           (248,759)
   Other transactions........................................................                   2                   1
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (17)                (33)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (171,751)             97,578
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................            (188,992)             71,869

NET ASSETS:
   Beginning of period.......................................................             582,643             524,180
                                                                               -------------------  ------------------
   End of period.............................................................   $         393,651   $         596,049
                                                                               ===================  ==================


                                                                                   GOLDMAN SACHS       JOHN HANCOCK
                                                                                     SATELLITE           SMALL CAP
                                                                               STRATEGIES PORTFOLIO     EQUITY FUND
                                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                               --------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $              11    $          (4,325)
   Net realized gain (loss) on security transactions.........................                  --               58,126
   Net realized gain distributions...........................................                  --                  737
   Change in unrealized appreciation (depreciation) during the period........                 (42)             (99,818)
                                                                               --------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 (31)             (45,280)
                                                                               --------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 180               37,602
   Net transfers.............................................................                  --             (191,409)
   Surrenders for benefit payments and fees..................................                  --              (49,781)
   Other transactions........................................................                   1                   --
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                  (10)
   Net annuity transactions..................................................                  --                   --
                                                                               --------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 181             (203,598)
                                                                               --------------------  ------------------
   Net increase (decrease) in net assets.....................................                 150             (248,878)

NET ASSETS:
   Beginning of period.......................................................                 573              850,306
                                                                               --------------------  ------------------
   End of period.............................................................   $             723    $         601,428
                                                                               ====================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-312

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-313

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                                         HARTFORD
                                                                                   FROST VALUE           BALANCED
                                                                                   EQUITY FUND           HLS FUND
                                                                                SUB-ACCOUNT (21)        SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $              (7)  $         112,876
   Net realized gain (loss) on security transactions.........................                 652             163,011
   Net realized gain distributions...........................................                   1                  --
   Change in unrealized appreciation (depreciation) during the period........                (700)           (299,607)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                 (54)            (23,720)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                  --             314,894
   Net transfers.............................................................              (6,298)           (205,791)
   Surrenders for benefit payments and fees..................................                  (1)           (713,830)
   Other transactions........................................................                  --                 (11)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                (105)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (6,299)           (604,843)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (6,353)           (628,563)

NET ASSETS:
   Beginning of period.......................................................               6,353           8,951,623
                                                                               -------------------  ------------------
   End of period.............................................................   $              --   $       8,323,060
                                                                               ===================  ==================

                                                                                                       HARTFORD
                                                                                    HARTFORD            CAPITAL
                                                                                  TOTAL RETURN       APPRECIATION
                                                                                  BOND HLS FUND        HLS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         522,882   $         142,307
   Net realized gain (loss) on security transactions.........................           (310,666)           (186,787)
   Net realized gain distributions...........................................            472,954           5,847,532
   Change in unrealized appreciation (depreciation) during the period........           (880,068)         (5,589,435)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (194,898)            213,617
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,740,759           2,305,561
   Net transfers.............................................................           (159,406)         (1,195,537)
   Surrenders for benefit payments and fees..................................         (2,204,904)         (2,238,529)
   Other transactions........................................................                 26                 (48)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (575)               (287)
   Net annuity transactions..................................................            (19,748)             (2,681)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (643,848)         (1,131,521)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (838,746)           (917,904)

NET ASSETS:
   Beginning of period.......................................................         20,097,575          30,807,550
                                                                               ------------------  ------------------
   End of period.............................................................  $      19,258,829   $      29,889,646
                                                                               ==================  ==================

                                                                                    HARTFORD
                                                                                    DIVIDEND           THE HARTFORD
                                                                                   AND GROWTH           HEALTHCARE
                                                                                    HLS FUND             HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         551,993   $         (27,911)
   Net realized gain (loss) on security transactions.........................          (1,666,786)            220,708
   Net realized gain distributions...........................................           5,070,330             577,487
   Change in unrealized appreciation (depreciation) during the period........          (4,450,503)           (252,165)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (494,966)            518,119
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................           3,051,281             377,397
   Net transfers.............................................................            (501,277)            292,101
   Surrenders for benefit payments and fees..................................          (4,143,997)           (375,039)
   Other transactions........................................................                 (78)               (186)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (484)                (68)
   Net annuity transactions..................................................              (4,961)                 --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          (1,599,516)            294,205
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................          (2,094,482)            812,324

NET ASSETS:
   Beginning of period.......................................................          37,350,907           3,784,017
                                                                               -------------------  ------------------
   End of period.............................................................   $      35,256,425   $       4,596,341
                                                                               ===================  ==================

                                                                                                       HARTFORD
                                                                                   HARTFORD             GROWTH
                                                                                 GLOBAL GROWTH       OPPORTUNITIES
                                                                                   HLS FUND            HLS FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,387)  $         (47,830)
   Net realized gain (loss) on security transactions.........................             12,474             174,257
   Net realized gain distributions...........................................             41,677           1,347,185
   Change in unrealized appreciation (depreciation) during the period........              6,851            (860,893)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             58,615             612,719
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             89,105             838,741
   Net transfers.............................................................             18,166              20,747
   Surrenders for benefit payments and fees..................................            (45,895)         (1,134,962)
   Other transactions........................................................                (12)                (12)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (17)               (205)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             61,347            (275,691)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            119,962             337,028

NET ASSETS:
   Beginning of period.......................................................            868,165           5,917,468
                                                                               ------------------  ------------------
   End of period.............................................................  $         988,127   $       6,254,496
                                                                               ==================  ==================

                                                                                    HARTFORD
                                                                                  INTERNATIONAL          HARTFORD
                                                                                  OPPORTUNITIES           MIDCAP
                                                                                    HLS FUND             HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           6,059   $         (39,339)
   Net realized gain (loss) on security transactions.........................              39,712             427,368
   Net realized gain distributions...........................................                  --           2,444,928
   Change in unrealized appreciation (depreciation) during the period........             (36,877)         (2,397,026)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               8,894             435,931
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              83,152             451,905
   Net transfers.............................................................              79,490          (1,232,441)
   Surrenders for benefit payments and fees..................................            (104,070)         (2,538,158)
   Other transactions........................................................                  10               2,692
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  (7)                (22)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              58,575          (3,316,024)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              67,469          (2,880,093)

NET ASSETS:
   Beginning of period.......................................................             865,237          23,096,591
                                                                               -------------------  ------------------
   End of period.............................................................   $         932,706   $      20,216,498
                                                                               ===================  ==================

(21)  Not funded as of December 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-314

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-315

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                   HARTFORD             HARTFORD
                                                                                  ULTRASHORT          SMALL COMPANY
                                                                                 BOND HLS FUND          HLS FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (26,919)   $         (28,511)
   Net realized gain (loss) on security transactions.........................             (1,094)          (1,019,155)
   Net realized gain distributions...........................................                508            1,410,583
   Change in unrealized appreciation (depreciation) during the period........             (6,034)            (987,216)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (33,539)            (624,299)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            547,059              408,211
   Net transfers.............................................................           (202,108)            (156,962)
   Surrenders for benefit payments and fees..................................           (555,507)            (917,541)
   Other transactions........................................................                  2                3,942
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (411)                (106)
   Net annuity transactions..................................................             (8,381)                  --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (219,346)            (662,456)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (252,885)          (1,286,755)

NET ASSETS:
   Beginning of period.......................................................          5,290,458            7,916,361
                                                                               ------------------  -------------------
   End of period.............................................................  $       5,037,573    $       6,629,606
                                                                               ==================  ===================


                                                                                    HARTFORD
                                                                                 SMALLCAP GROWTH         HARTFORD
                                                                                    HLS FUND          STOCK HLS FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (4,519)  $          62,641
   Net realized gain (loss) on security transactions.........................               3,566             233,288
   Net realized gain distributions...........................................              65,191                  --
   Change in unrealized appreciation (depreciation) during the period........             (80,431)           (166,341)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (16,193)            129,588
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              86,109              81,507
   Net transfers.............................................................              42,712            (788,795)
   Surrenders for benefit payments and fees..................................            (129,553)           (594,246)
   Other transactions........................................................                 115                  (2)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (24)                (24)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                (641)         (1,301,560)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (16,834)         (1,171,972)

NET ASSETS:
   Beginning of period.......................................................             568,050           6,589,173
                                                                               -------------------  ------------------
   End of period.............................................................   $         551,216   $       5,417,201
                                                                               ===================  ==================

                                                                                   HARTFORD
                                                                                U.S. GOVERNMENT
                                                                                  SECURITIES           HARTFORD
                                                                                   HLS FUND         VALUE HLS FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          11,206   $          12,006
   Net realized gain (loss) on security transactions.........................             (1,527)            135,544
   Net realized gain distributions...........................................                 --              49,319
   Change in unrealized appreciation (depreciation) during the period........               (597)           (256,290)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              9,082             (59,421)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             44,192             121,319
   Net transfers.............................................................             14,319              25,890
   Surrenders for benefit payments and fees..................................            (91,143)           (145,088)
   Other transactions........................................................                  1                 (26)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (17)                (25)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (32,648)              2,070
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (23,566)            (57,351)

NET ASSETS:
   Beginning of period.......................................................            978,646           1,544,820
                                                                               ------------------  ------------------
   End of period.............................................................  $         955,080   $       1,487,469
                                                                               ==================  ==================


                                                                                  THE HARTFORD
                                                                                   CHECKS AND          THE HARTFORD
                                                                                  BALANCES FUND         HIGH YIELD
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           3,045   $           1,095
   Net realized gain (loss) on security transactions.........................              (2,220)                 (6)
   Net realized gain distributions...........................................              37,495                  --
   Change in unrealized appreciation (depreciation) during the period........             (43,935)             (2,683)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (5,615)             (1,594)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              88,173               9,729
   Net transfers.............................................................               7,967                 297
   Surrenders for benefit payments and fees..................................             (52,504)                 --
   Other transactions........................................................                  --                  (2)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (57)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              43,579              10,024
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              37,964               8,430

NET ASSETS:
   Beginning of period.......................................................             326,195              22,623
                                                                               -------------------  ------------------
   End of period.............................................................   $         364,159   $          31,053
                                                                               ===================  ==================


                                                                                  THE HARTFORD        THE HARTFORD
                                                                                  DIVIDEND AND        INTERNATIONAL
                                                                                   GROWTH FUND     OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          12,205    $            (475)
   Net realized gain (loss) on security transactions.........................             52,997                 (539)
   Net realized gain distributions...........................................            149,928                6,531
   Change in unrealized appreciation (depreciation) during the period........           (258,172)              (8,956)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (43,042)              (3,439)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            199,549               69,882
   Net transfers.............................................................            (66,391)              65,714
   Surrenders for benefit payments and fees..................................           (325,824)             (17,158)
   Other transactions........................................................                (31)                  12
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (12)                 (29)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (192,709)             118,421
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (235,751)             114,982

NET ASSETS:
   Beginning of period.......................................................          2,076,726              307,787
                                                                               ------------------  -------------------
   End of period.............................................................  $       1,840,975    $         422,769
                                                                               ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-316

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-317

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                                     THE HARTFORD
                                                                                  THE HARTFORD           SMALL
                                                                                   MIDCAP FUND       COMPANY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (7,135)  $          (4,426)
   Net realized gain (loss) on security transactions.........................             14,773              29,740
   Net realized gain distributions...........................................             46,588             132,971
   Change in unrealized appreciation (depreciation) during the period........            (53,067)           (250,399)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,159             (92,114)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            122,199             227,151
   Net transfers.............................................................              1,195              (2,518)
   Surrenders for benefit payments and fees..................................            (91,161)           (372,222)
   Other transactions........................................................                 (2)                 (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (34)                (52)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             32,197            (147,642)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             33,356            (239,756)

NET ASSETS:
   Beginning of period.......................................................            657,749           1,375,499
                                                                               ------------------  ------------------
   End of period.............................................................  $         691,105   $       1,135,743
                                                                               ==================  ==================

                                                                                  THE HARTFORD
                                                                                  TOTAL RETURN         THE HARTFORD
                                                                                    BOND FUND         HEALTHCARE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           6,070   $              713
   Net realized gain (loss) on security transactions.........................              (3,039)               9,187
   Net realized gain distributions...........................................                 678               22,824
   Change in unrealized appreciation (depreciation) during the period........             (10,923)             (12,596)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              (7,214)              20,128
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              76,174               42,905
   Net transfers.............................................................              26,754               23,608
   Surrenders for benefit payments and fees..................................             (58,051)             (45,068)
   Other transactions........................................................                   5                   (3)
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                 (14)                 (18)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              44,868               21,424
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................              37,654               41,552

NET ASSETS:
   Beginning of period.......................................................             358,740              158,761
                                                                               -------------------  -------------------
   End of period.............................................................   $         396,394   $          200,313
                                                                               ===================  ===================

                                                                                  THE HARTFORD        THE HARTFORD
                                                                                     GROWTH               VALUE
                                                                               OPPORTUNITIES FUND  OPPORTUNITIES FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (819)  $              15
   Net realized gain (loss) on security transactions.........................              3,407                 (23)
   Net realized gain distributions...........................................              6,011                 563
   Change in unrealized appreciation (depreciation) during the period........             (2,253)             (1,058)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              6,346                (503)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             18,433               1,574
   Net transfers.............................................................             (6,123)                 --
   Surrenders for benefit payments and fees..................................            (13,548)               (620)
   Other transactions........................................................                 (1)                  1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (1,239)                955
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              5,107                 452

NET ASSETS:
   Beginning of period.......................................................             72,457               8,004
                                                                               ------------------  ------------------
   End of period.............................................................  $          77,564   $           8,456
                                                                               ==================  ==================

                                                                                   HARTFORD          THE HARTFORD
                                                                                   MODERATE          CONSERVATIVE
                                                                                ALLOCATION FUND     ALLOCATION FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (12,139)  $          (4,594)
   Net realized gain (loss) on security transactions.........................            (38,501)             (9,788)
   Net realized gain distributions...........................................            194,904              16,063
   Change in unrealized appreciation (depreciation) during the period........           (247,465)            (53,225)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (103,201)            (51,544)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            531,032             166,604
   Net transfers.............................................................           (368,259)             51,638
   Surrenders for benefit payments and fees..................................           (638,710)            (95,697)
   Other transactions........................................................                  2                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (274)                (57)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (476,209)            122,488
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (579,410)             70,944

NET ASSETS:
   Beginning of period.......................................................          3,484,518           1,188,849
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,905,108   $       1,259,793
                                                                               ==================  ==================

                                                                                  THE HARTFORD         THE HARTFORD
                                                                                     CAPITAL              GROWTH
                                                                                APPRECIATION FUND     ALLOCATION FUND
                                                                                SUB-ACCOUNT (++)        SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         (30,960)  $           23,733
   Net realized gain (loss) on security transactions.........................             168,869              (69,230)
   Net realized gain distributions...........................................             599,669              161,696
   Change in unrealized appreciation (depreciation) during the period........            (668,567)            (237,332)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              69,011             (121,133)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             921,107              526,648
   Net transfers.............................................................            (123,361)            (123,862)
   Surrenders for benefit payments and fees..................................          (1,220,687)          (1,006,991)
   Other transactions........................................................                  (3)                  32
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                (227)                (195)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (423,171)            (604,368)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................            (354,160)            (725,501)

NET ASSETS:
   Beginning of period.......................................................           8,433,938            3,842,793
                                                                               -------------------  -------------------
   End of period.............................................................   $       8,079,777   $        3,117,292
                                                                               ===================  ===================

(++) Sub-account was previously reported on a combined basis, in order to align with current year presentation, amounts have been split out on a separate basis between the Hartford Capital Appreciation Fund and the Hartford Global Capital Appreciation Fund



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-318

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-319

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                                     THE HARTFORD
                                                                                THE HARTFORD            EQUITY
                                                                             INFLATION PLUS FUND      INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (3,764)  $            4,992
   Net realized gain (loss) on security transactions.......................              (6,116)               1,980
   Net realized gain distributions.........................................                  --               36,428
   Change in unrealized appreciation (depreciation) during the period......                (559)             (51,656)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (10,439)              (8,256)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             111,170               83,460
   Net transfers...........................................................             (54,121)              78,113
   Surrenders for benefit payments and fees................................             (27,366)             (34,358)
   Other transactions......................................................                   1                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (8)                 (49)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              29,676              127,166
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              19,237              118,910

NET ASSETS:
   Beginning of period.....................................................             385,867              356,838
                                                                             -------------------  -------------------
   End of period...........................................................  $          405,104   $          475,748
                                                                             ===================  ===================

                                                                                                     THE HARTFORD
                                                                                THE HARTFORD         INTERNATIONAL
                                                                                  BALANCED               SMALL
                                                                                 INCOME FUND         COMPANY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           2,019    $            (122)
   Net realized gain (loss) on security transactions.......................                 186                  (52)
   Net realized gain distributions.........................................               1,999                  150
   Change in unrealized appreciation (depreciation) during the period......              (5,152)               1,373
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (948)               1,349
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              14,248               15,392
   Net transfers...........................................................              10,307               (1,598)
   Surrenders for benefit payments and fees................................              (5,562)              (1,027)
   Other transactions......................................................                  (1)                  (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   (3)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              18,992               12,762
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              18,044               14,111

NET ASSETS:
   Beginning of period.....................................................             103,201               16,702
                                                                             -------------------  -------------------
   End of period...........................................................   $         121,245    $          30,813
                                                                             ===================  ===================


                                                                                THE HARTFORD        THE HARTFORD
                                                                                   MIDCAP              GLOBAL
                                                                                 VALUE FUND        ALL-ASSET FUND
                                                                                 SUB-ACCOUNT      SUB-ACCOUNT (34)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $            (611)  $             (49)
   Net realized gain (loss) on security transactions.......................              (1,051)               (441)
   Net realized gain distributions.........................................               5,075                  --
   Change in unrealized appreciation (depreciation) during the period......              (5,808)                668
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              (2,395)                178
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              29,368               3,500
   Net transfers...........................................................              (1,558)             (9,504)
   Surrenders for benefit payments and fees................................             (10,805)                 (7)
   Other transactions......................................................                  --                  --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              17,005              (6,011)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................              14,610              (5,833)

NET ASSETS:
   Beginning of period.....................................................              56,381               5,833
                                                                             -------------------  ------------------
   End of period...........................................................   $          70,991   $              --
                                                                             ===================  ==================


                                                                             HOTCHKIS AND WILEY
                                                                                  LARGE CAP          INVESCO V.I.
                                                                                 VALUE FUND         TECHNOLOGY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $           3,287   $            (770)
   Net realized gain (loss) on security transactions.......................              21,145               1,245
   Net realized gain distributions.........................................                  --              11,344
   Change in unrealized appreciation (depreciation) during the period......             (86,378)             (5,477)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (61,946)              6,342
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              34,559              10,200
   Net transfers...........................................................             (56,562)            (13,339)
   Surrenders for benefit payments and fees................................             (82,716)                 --
   Other transactions......................................................                  (2)                 --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  (3)                 --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (104,724)             (3,139)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................            (166,670)              3,203

NET ASSETS:
   Beginning of period.....................................................             794,398             105,429
                                                                             -------------------  ------------------
   End of period...........................................................   $         627,728   $         108,632
                                                                             ===================  ==================


                                                                                                     IVY GLOBAL
                                                                                   INVESCO             NATURAL
                                                                               TECHNOLOGY FUND     RESOURCES FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (2,159)  $          (13,043)
   Net realized gain (loss) on security transactions.......................              7,851             (118,028)
   Net realized gain distributions.........................................             22,131                   --
   Change in unrealized appreciation (depreciation) during the period......             (6,706)            (261,346)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             21,117             (392,417)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             35,658              305,210
   Net transfers...........................................................            (24,930)            (114,186)
   Surrenders for benefit payments and fees................................            (39,730)            (244,412)
   Other transactions......................................................                 (2)                  (1)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                (16)                 (34)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (29,020)             (53,423)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             (7,903)            (445,840)

NET ASSETS:
   Beginning of period.....................................................            353,328            1,709,773
                                                                             ------------------  -------------------
   End of period...........................................................  $         345,425   $        1,263,933
                                                                             ==================  ===================

(34)  Not funded as of December 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-320

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-321

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                IVY LARGE CAP        IVY SCIENCE &
                                                                                 GROWTH FUND        TECHNOLOGY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (4,380)   $         (10,867)
   Net realized gain (loss) on security transactions.......................              46,539               77,425
   Net realized gain distributions.........................................              33,120               30,685
   Change in unrealized appreciation (depreciation) during the period......             (37,515)            (153,448)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              37,764              (56,205)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             109,144              276,952
   Net transfers...........................................................            (120,452)            (110,817)
   Surrenders for benefit payments and fees................................             (73,405)            (203,440)
   Other transactions......................................................                 (55)                 (17)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (18)                 (19)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (84,786)             (37,341)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (47,022)             (93,546)

NET ASSETS:
   Beginning of period.....................................................             601,910            1,399,909
                                                                             -------------------  -------------------
   End of period...........................................................  $          554,888    $       1,306,363
                                                                             ===================  ===================


                                                                                  IVY ASSET           JANUS ASPEN
                                                                                STRATEGY FUND       FORTY PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (9,184)  $          (14,915)
   Net realized gain (loss) on security transactions.......................             (49,360)                (811)
   Net realized gain distributions.........................................              89,041              422,053
   Change in unrealized appreciation (depreciation) during the period......            (183,469)            (181,799)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (152,972)             224,528
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             238,501               16,562
   Net transfers...........................................................            (227,322)              16,465
   Surrenders for benefit payments and fees................................            (180,697)             (19,750)
   Other transactions......................................................                 128                    1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (52)                  --
   Net annuity transactions................................................                  --               (3,035)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (169,442)              10,243
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (322,414)             234,771

NET ASSETS:
   Beginning of period.....................................................           1,825,653            1,953,066
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,503,239   $        2,187,837
                                                                             ===================  ===================

                                                                                JANUS ASPEN          JANUS ASPEN
                                                                              GLOBAL RESEARCH        ENTERPRISE
                                                                                 PORTFOLIO            PORTFOLIO
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (111)  $              556
   Net realized gain (loss) on security transactions.......................                724                 (850)
   Net realized gain distributions.........................................                 --               13,829
   Change in unrealized appreciation (depreciation) during the period......            (12,604)             (20,563)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (11,991)              (7,028)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              5,558                1,710
   Net transfers...........................................................             38,702              241,399
   Surrenders for benefit payments and fees................................               (887)                  --
   Other transactions......................................................                 --                    1
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................             (2,336)                  --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             41,037              243,110
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             29,046              236,082

NET ASSETS:
   Beginning of period.....................................................            307,783               44,651
                                                                             ------------------  -------------------
   End of period...........................................................  $         336,829   $          280,733
                                                                             ==================  ===================

                                                                                 JANUS ASPEN          JANUS ASPEN
                                                                                  BALANCED             OVERSEAS
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $           4,443   $            (214)
   Net realized gain (loss) on security transactions.......................               3,966             (20,597)
   Net realized gain distributions.........................................              17,498               7,265
   Change in unrealized appreciation (depreciation) during the period......             (28,285)             (5,854)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              (2,378)            (19,400)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              13,621               6,812
   Net transfers...........................................................             (73,648)            (53,495)
   Surrenders for benefit payments and fees................................             (28,417)             (4,437)
   Other transactions......................................................                  --                  --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (88,444)            (51,120)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             (90,822)            (70,520)

NET ASSETS:
   Beginning of period.....................................................             540,797             288,688
                                                                             -------------------  ------------------
   End of period...........................................................   $         449,975   $         218,168
                                                                             ===================  ==================

                                                                                    JANUS
                                                                                  FLEXIBLE               JANUS
                                                                                  BOND FUND           FORTY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              306    $         (34,639)
   Net realized gain (loss) on security transactions.......................                  51             (175,550)
   Net realized gain distributions.........................................                  --              795,176
   Change in unrealized appreciation (depreciation) during the period......                (466)              75,300
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (109)             660,287
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              12,032              579,828
   Net transfers...........................................................              (2,295)            (836,241)
   Surrenders for benefit payments and fees................................                (197)            (862,523)
   Other transactions......................................................                  --                  (44)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                 (208)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               9,540           (1,119,188)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               9,431             (458,901)

NET ASSETS:
   Beginning of period.....................................................              13,740            6,206,898
                                                                             -------------------  -------------------
   End of period...........................................................  $           23,171    $       5,747,997
                                                                             ===================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-322

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-323

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------




                                                                                   JANUS               JANUS
                                                                               BALANCED FUND      ENTERPRISE FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          17,301   $          (7,362)
   Net realized gain (loss) on security transactions.......................            126,042              24,071
   Net realized gain distributions.........................................             99,855              37,238
   Change in unrealized appreciation (depreciation) during the period......           (250,442)            (49,420)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (7,244)              4,527
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            291,316             160,654
   Net transfers...........................................................          1,070,398             256,311
   Surrenders for benefit payments and fees................................         (1,162,459)            (61,147)
   Other transactions......................................................                 (5)                (24)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (97)                (34)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            199,153             355,760
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            191,909             360,287

NET ASSETS:
   Beginning of period.....................................................          2,096,986             675,564
                                                                             ------------------  ------------------
   End of period...........................................................  $       2,288,895   $       1,035,851
                                                                             ==================  ==================


                                                                                                       JANUS
                                                                                   JANUS              GLOBAL
                                                                               OVERSEAS FUND       RESEARCH FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          61,324   $             121
   Net realized gain (loss) on security transactions.......................           (146,783)             16,636
   Net realized gain distributions.........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period......           (104,136)            (28,952)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........           (189,595)            (12,195)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            333,773              39,800
   Net transfers...........................................................           (515,460)             25,243
   Surrenders for benefit payments and fees................................           (476,250)             (6,539)
   Other transactions......................................................                 (6)                (11)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (27)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (657,970)             58,493
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (847,565)             46,298

NET ASSETS:
   Beginning of period.....................................................          2,814,465             277,498
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,966,900   $         323,796
                                                                             ==================  ==================

                                                                                                    PRUDENTIAL
                                                                                  PERKINS        JENNISON NATURAL
                                                                                  MID CAP            RESOURCES
                                                                                VALUE FUND          FUND, INC.
                                                                                SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (154)  $            (896)
   Net realized gain (loss) on security transactions.......................            (83,062)           (208,717)
   Net realized gain distributions.........................................             67,899                  --
   Change in unrealized appreciation (depreciation) during the period......            (18,813)              1,661
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (34,130)           (207,952)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             87,527             335,757
   Net transfers...........................................................            (30,459)            (33,166)
   Surrenders for benefit payments and fees................................           (611,832)            (23,825)
   Other transactions......................................................                (49)               (130)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 (3)                 (1)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (554,816)            278,635
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (588,946)             70,683

NET ASSETS:
   Beginning of period.....................................................            943,961             455,511
                                                                             ------------------  ------------------
   End of period...........................................................  $         355,015   $         526,194
                                                                             ==================  ==================


                                                                                 PRUDENTIAL          PRUDENTIAL
                                                                              JENNISON MID-CAP     JENNISON 20/20
                                                                              GROWTH FUND, INC.      FOCUS FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (6,162)  $          (3,090)
   Net realized gain (loss) on security transactions.......................            190,457              31,047
   Net realized gain distributions.........................................             66,793              48,973
   Change in unrealized appreciation (depreciation) during the period......           (257,096)            (34,901)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (6,008)             42,029
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            150,669              52,015
   Net transfers...........................................................             77,583            (318,528)
   Surrenders for benefit payments and fees................................           (860,398)           (111,992)
   Other transactions......................................................                  9                 (57)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (22)                (12)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (632,159)           (378,574)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (638,167)           (336,545)

NET ASSETS:
   Beginning of period.....................................................          1,431,450             683,493
                                                                             ------------------  ------------------
   End of period...........................................................  $         793,283   $         346,948
                                                                             ==================  ==================


                                                                                  JPMORGAN
                                                                                  LARGE CAP           JPMORGAN
                                                                                 GROWTH FUND       CORE BOND FUND
                                                                              SUB-ACCOUNT (35)       SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (183)  $          28,243
   Net realized gain (loss) on security transactions.......................                  5                (909)
   Net realized gain distributions.........................................              3,066               4,772
   Change in unrealized appreciation (depreciation) during the period......                246             (44,824)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              3,134             (12,718)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                193             424,601
   Net transfers...........................................................             67,754           1,096,961
   Surrenders for benefit payments and fees................................                 (2)           (115,524)
   Other transactions......................................................                 --                 105
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                 (18)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             67,945           1,406,125
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             71,079           1,393,407

NET ASSETS:
   Beginning of period.....................................................                 --           1,093,844
                                                                             ------------------  ------------------
   End of period...........................................................  $          71,079   $       2,487,251
                                                                             ==================  ==================

(35)  Funded as of October 2, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-324

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-325

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                    JPMORGAN            JPMORGAN
                                                                                    SMALL CAP           SMALL CAP
                                                                                   EQUITY FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           (438)  $          (4,912)
   Net realized gain (loss) on security transactions.........................              4,087               3,210
   Net realized gain distributions...........................................              3,403              28,303
   Change in unrealized appreciation (depreciation) during the period........             (7,874)            (51,300)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (822)            (24,699)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             17,444             136,967
   Net transfers.............................................................            (35,111)            (32,282)
   Surrenders for benefit payments and fees..................................             (5,767)           (481,189)
   Other transactions........................................................                 --                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  (5)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (23,434)           (376,510)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (24,256)           (401,209)

NET ASSETS:
   Beginning of period.......................................................             70,862             763,556
                                                                               ------------------  ------------------
   End of period.............................................................   $         46,606   $         362,347
                                                                               ==================  ==================

                                                                                   JPMORGAN
                                                                                   SMALL CAP            JPMORGAN
                                                                                  VALUE FUND        U.S. EQUITY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           5,785   $           8,377
   Net realized gain (loss) on security transactions.........................             23,479              29,579
   Net realized gain distributions...........................................             33,410              74,674
   Change in unrealized appreciation (depreciation) during the period........           (127,782)           (107,200)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (65,108)              5,430
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            126,372             275,896
   Net transfers.............................................................            (24,213)            923,696
   Surrenders for benefit payments and fees..................................            (44,054)         (1,161,169)
   Other transactions........................................................                 (1)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (9)                (90)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             58,095              38,333
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (7,013)             43,763

NET ASSETS:
   Beginning of period.......................................................            776,276           1,508,784
                                                                               ------------------  ------------------
   End of period.............................................................  $         769,263   $       1,552,547
                                                                               ==================  ==================

                                                                                    JPMORGAN           JPMORGAN
                                                                                 SMARTRETIREMENT    SMARTRETIREMENT
                                                                                    2015 FUND          2020 FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          22,816   $          58,323
   Net realized gain (loss) on security transactions.........................             28,436              37,671
   Net realized gain distributions...........................................             14,619              49,051
   Change in unrealized appreciation (depreciation) during the period........            (91,874)           (206,306)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (26,003)            (61,261)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            266,697             944,344
   Net transfers.............................................................             11,862             398,755
   Surrenders for benefit payments and fees..................................           (648,013)         (1,439,800)
   Other transactions........................................................                  1                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (16)               (253)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (369,469)            (96,955)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (395,472)           (158,216)

NET ASSETS:
   Beginning of period.......................................................          2,042,737           4,792,750
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,647,265   $       4,634,534
                                                                               ==================  ==================

                                                                                    JPMORGAN            JPMORGAN
                                                                                 SMARTRETIREMENT     SMARTRETIREMENT
                                                                                    2025 FUND           2030 FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         62,014   $          57,608
   Net realized gain (loss) on security transactions.........................             31,250              11,202
   Net realized gain distributions...........................................             62,134              67,627
   Change in unrealized appreciation (depreciation) during the period........           (275,231)           (255,406)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (119,833)           (118,969)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,080,880             962,739
   Net transfers.............................................................             79,265           1,056,377
   Surrenders for benefit payments and fees..................................         (1,275,759)         (1,484,136)
   Other transactions........................................................                 12                  (7)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (386)               (678)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (115,988)            534,295
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (235,821)            415,326

NET ASSETS:
   Beginning of period.......................................................          6,026,509           5,313,744
                                                                               ------------------  ------------------
   End of period.............................................................   $      5,790,688   $       5,729,070
                                                                               ==================  ==================

                                                                                   JPMORGAN             JPMORGAN
                                                                                SMARTRETIREMENT      SMARTRETIREMENT
                                                                                   2035 FUND            2040 FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          35,961    $          38,041
   Net realized gain (loss) on security transactions.........................              7,099               33,301
   Net realized gain distributions...........................................             38,459               45,640
   Change in unrealized appreciation (depreciation) during the period........           (161,884)            (188,467)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (80,365)             (71,485)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            801,984              920,140
   Net transfers.............................................................            151,738              734,469
   Surrenders for benefit payments and fees..................................           (547,499)            (815,150)
   Other transactions........................................................                  9                   72
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (561)                (617)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            405,671              838,914
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            325,306              767,429

NET ASSETS:
   Beginning of period.......................................................          2,894,285            2,745,810
                                                                               ------------------  -------------------
   End of period.............................................................  $       3,219,591    $       3,513,239
                                                                               ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-326

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-327

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                    JPMORGAN             JPMORGAN
                                                                                 SMARTRETIREMENT      SMARTRETIREMENT
                                                                                    2045 FUND            2050 FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          26,632   $          15,562
   Net realized gain (loss) on security transactions.........................              19,092              12,035
   Net realized gain distributions...........................................              33,400              18,304
   Change in unrealized appreciation (depreciation) during the period........            (144,496)            (87,386)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (65,372)            (41,485)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             646,364             610,911
   Net transfers.............................................................             377,394             148,998
   Surrenders for benefit payments and fees..................................            (422,489)           (360,038)
   Other transactions........................................................                  31                 182
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                (636)               (217)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             600,664             399,836
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             535,292             358,351

NET ASSETS:
   Beginning of period.......................................................           2,168,021           1,227,937
                                                                               -------------------  ------------------
   End of period.............................................................   $       2,703,313   $       1,586,288
                                                                               ===================  ==================

                                                                                    JPMORGAN           JP MORGAN
                                                                                 SMARTRETIREMENT   SMART RETIREMENT
                                                                                   INCOME FUND         2055 FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           9,865   $           3,757
   Net realized gain (loss) on security transactions.........................              1,071                 925
   Net realized gain distributions...........................................              2,892               2,172
   Change in unrealized appreciation (depreciation) during the period........            (28,980)            (13,689)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (15,152)             (6,835)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            210,937             224,373
   Net transfers.............................................................             35,124              25,992
   Surrenders for benefit payments and fees..................................           (417,741)            (28,377)
   Other transactions........................................................                  1                  (2)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                 (57)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (171,679)            221,929
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (186,831)            215,094

NET ASSETS:
   Beginning of period.......................................................            996,230             129,553
                                                                               ------------------  ------------------
   End of period.............................................................  $         809,399   $         344,647
                                                                               ==================  ==================

                                                                                    JP MORGAN            KEELEY
                                                                                   PRIME MONEY          SMALL CAP
                                                                                   MARKET FUND         VALUE FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $        (14,156)  $          (6,611)
   Net realized gain (loss) on security transactions.........................                 --             124,930
   Net realized gain distributions...........................................                 --             208,120
   Change in unrealized appreciation (depreciation) during the period........                 --            (547,825)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (14,156)           (221,386)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            627,969             121,561
   Net transfers.............................................................             12,542            (208,295)
   Surrenders for benefit payments and fees..................................         (1,908,433)           (168,931)
   Other transactions........................................................                 (1)                 (4)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (474)                (67)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (1,268,397)           (255,736)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (1,282,553)           (477,122)

NET ASSETS:
   Beginning of period.......................................................          2,432,899           2,085,382
                                                                               ------------------  ------------------
   End of period.............................................................   $      1,150,346   $       1,608,260
                                                                               ==================  ==================


                                                                                 LOOMIS SAYLES        LKCM AQUINAS
                                                                                   BOND FUND           GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          70,277    $          (2,139)
   Net realized gain (loss) on security transactions.........................           (171,155)              (6,228)
   Net realized gain distributions...........................................            128,145               14,925
   Change in unrealized appreciation (depreciation) during the period........           (280,952)              (4,976)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (253,685)               1,582
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,806,577               72,877
   Net transfers.............................................................            189,479               (2,428)
   Surrenders for benefit payments and fees..................................           (227,067)              (7,101)
   Other transactions........................................................                121                   --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (26)                  (6)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....          1,769,084               63,342
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................          1,515,399               64,924

NET ASSETS:
   Beginning of period.......................................................          1,987,670              179,446
                                                                               ------------------  -------------------
   End of period.............................................................  $       3,503,069    $         244,370
                                                                               ==================  ===================


                                                                                  LKCM AQUINAS         LORD ABBETT
                                                                                   VALUE FUND        AFFILIATED FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,296)  $           9,149
   Net realized gain (loss) on security transactions.........................              6,829              56,395
   Net realized gain distributions...........................................             21,178              48,589
   Change in unrealized appreciation (depreciation) during the period........            (39,005)           (154,204)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (13,294)            (40,071)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             75,619              97,573
   Net transfers.............................................................              7,382             (29,530)
   Surrenders for benefit payments and fees..................................             (6,268)           (121,818)
   Other transactions........................................................                  3                  (4)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (6)                (68)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             76,730             (53,847)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             63,436             (93,918)

NET ASSETS:
   Beginning of period.......................................................            243,735             752,705
                                                                               ------------------  ------------------
   End of period.............................................................  $         307,171   $         658,787
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-328

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-329

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                  LORD ABBETT         LORD ABBETT
                                                                                  FUNDAMENTAL            BOND
                                                                                  EQUITY FUND       DEBENTURE FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          25,912   $          83,392
   Net realized gain (loss) on security transactions.........................            (61,389)             (3,504)
   Net realized gain distributions...........................................            338,649              17,776
   Change in unrealized appreciation (depreciation) during the period........           (453,241)           (160,031)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (150,069)            (62,367)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            526,690             373,727
   Net transfers.............................................................           (513,203)            (64,109)
   Surrenders for benefit payments and fees..................................           (440,774)           (270,370)
   Other transactions........................................................                208                 (55)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (110)                (86)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (427,189)             39,107
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (577,258)            (23,260)

NET ASSETS:
   Beginning of period.......................................................          4,447,648           2,309,579
                                                                               ------------------  ------------------
   End of period.............................................................  $       3,870,390   $       2,286,319
                                                                               ==================  ==================

                                                                                                        LORD ABBETT
                                                                                   LORD ABBETT          CALIBRATED
                                                                                     GROWTH              DIVIDEND
                                                                               OPPORTUNITIES FUND       GROWTH FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (1,756)  $              969
   Net realized gain (loss) on security transactions.........................             (25,838)               7,185
   Net realized gain distributions...........................................              21,627               10,449
   Change in unrealized appreciation (depreciation) during the period........               5,082              (24,926)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                (885)              (6,323)
                                                                               -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              20,840               24,832
   Net transfers.............................................................               2,511              (22,158)
   Surrenders for benefit payments and fees..................................            (243,920)             (82,046)
   Other transactions........................................................                  (3)                  --
   Death benefits............................................................                  --                   --
   Net loan activity.........................................................                  --                 (119)
   Net annuity transactions..................................................                  --                   --
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (220,572)             (79,491)
                                                                               -------------------  -------------------
   Net increase (decrease) in net assets.....................................            (221,457)             (85,814)

NET ASSETS:
   Beginning of period.......................................................             372,663              229,448
                                                                               -------------------  -------------------
   End of period.............................................................   $         151,206   $          143,634
                                                                               ===================  ===================


                                                                                                       LORD ABBETT
                                                                                   LORD ABBETT         DEVELOPING
                                                                                TOTAL RETURN FUND      GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          29,968   $         (12,404)
   Net realized gain (loss) on security transactions.........................            (27,495)            (34,677)
   Net realized gain distributions...........................................              4,556             145,468
   Change in unrealized appreciation (depreciation) during the period........            (65,026)           (242,396)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (57,997)           (144,009)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            238,779             237,031
   Net transfers.............................................................          3,168,803             (67,478)
   Surrenders for benefit payments and fees..................................         (1,321,646)           (658,243)
   Other transactions........................................................                  9                  (4)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (133)                (55)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          2,085,812            (488,749)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          2,027,815            (632,758)

NET ASSETS:
   Beginning of period.......................................................            554,831           2,223,444
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,582,646   $       1,590,686
                                                                               ==================  ==================


                                                                                  LORD ABBETT          LORD ABBETT
                                                                                 INTERNATIONAL            VALUE
                                                                               CORE EQUITY FUND    OPPORTUNITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,370    $         (29,201)
   Net realized gain (loss) on security transactions.........................            (14,262)             (66,564)
   Net realized gain distributions...........................................                 --              259,623
   Change in unrealized appreciation (depreciation) during the period........              2,590             (307,432)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (10,302)            (143,574)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             55,698              691,533
   Net transfers.............................................................            (95,758)            (440,129)
   Surrenders for benefit payments and fees..................................            (21,202)            (514,197)
   Other transactions........................................................                 --                  (34)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                 (102)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (61,262)            (262,929)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (71,564)            (406,503)

NET ASSETS:
   Beginning of period.......................................................            311,254            3,896,609
                                                                               ------------------  -------------------
   End of period.............................................................  $         239,690    $       3,490,106
                                                                               ==================  ===================



                                                                                   CLEARBRIDGE          BMO MID-CAP
                                                                                   VALUE TRUST          VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          (1,738)  $             (13)
   Net realized gain (loss) on security transactions.........................               5,341              13,378
   Net realized gain distributions...........................................                  --              76,298
   Change in unrealized appreciation (depreciation) during the period........             (17,911)           (136,125)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (14,308)            (46,462)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              16,867              93,865
   Net transfers.............................................................               3,985              64,927
   Surrenders for benefit payments and fees..................................             (17,144)            (37,550)
   Other transactions........................................................                   2                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (15)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....               3,710             121,227
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (10,598)             74,765

NET ASSETS:
   Beginning of period.......................................................             312,260             700,590
                                                                               -------------------  ------------------
   End of period.............................................................   $         301,662   $         775,355
                                                                               ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-330

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-331

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                   MASSMUTUAL       MFS(R) EMERGING
                                                                                 RETIRESMART(SM)        MARKETS
                                                                                    2010 FUND          DEBT FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             (11)  $          12,865
   Net realized gain (loss) on security transactions.........................             (5,031)             (4,221)
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........              1,544             (16,651)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (3,498)             (8,007)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             24,094              93,491
   Net transfers.............................................................                 --             (10,607)
   Surrenders for benefit payments and fees..................................            (95,052)            (16,490)
   Other transactions........................................................                 --                  57
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  (4)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (70,958)             66,447
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (74,456)             58,440

NET ASSETS:
   Beginning of period.......................................................            117,227             334,441
                                                                               ------------------  ------------------
   End of period.............................................................  $          42,771   $         392,881
                                                                               ==================  ==================


                                                                                 MASSACHUSETTS
                                                                               INVESTORS GROWTH         MFS HIGH
                                                                                  STOCK FUND           INCOME FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          17,906   $          73,201
   Net realized gain (loss) on security transactions.........................            429,509             (20,475)
   Net realized gain distributions...........................................            159,172                  --
   Change in unrealized appreciation (depreciation) during the period........           (623,085)           (122,045)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (16,498)            (69,319)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            182,254             148,313
   Net transfers.............................................................            108,498              67,968
   Surrenders for benefit payments and fees..................................           (390,989)           (131,175)
   Other transactions........................................................              2,346                 (85)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (14)                (13)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (97,905)             85,008
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (114,403)             15,689

NET ASSETS:
   Beginning of period.......................................................          3,144,349           1,406,215
                                                                               ------------------  ------------------
   End of period.............................................................  $       3,029,946   $       1,421,904
                                                                               ==================  ==================

                                                                                      MFS
                                                                                 INTERNATIONAL
                                                                                      NEW              MFS MID CAP
                                                                                DISCOVERY FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             967    $          (4,537)
   Net realized gain (loss) on security transactions.........................             12,169               25,196
   Net realized gain distributions...........................................                 --               19,170
   Change in unrealized appreciation (depreciation) during the period........             (7,060)             (20,710)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........              6,076               19,119
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             51,307               40,041
   Net transfers.............................................................             (2,101)              64,301
   Surrenders for benefit payments and fees..................................            (53,737)             (40,565)
   Other transactions........................................................                 (1)                 (31)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 (2)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (4,534)              63,746
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              1,542               82,865

NET ASSETS:
   Beginning of period.......................................................            346,296              612,576
                                                                               ------------------  -------------------
   End of period.............................................................  $         347,838    $         695,441
                                                                               ==================  ===================



                                                                                     MFS NEW          MFS RESEARCH
                                                                                 DISCOVERY FUND    INTERNATIONAL FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,600)   $          22,626
   Net realized gain (loss) on security transactions.........................           (115,095)              42,305
   Net realized gain distributions...........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period........             13,439             (141,346)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (104,256)             (76,415)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,192,161              688,435
   Net transfers.............................................................            (34,495)             (36,370)
   Surrenders for benefit payments and fees..................................           (128,388)            (487,826)
   Other transactions........................................................               (128)                 (13)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (12)                (165)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....          1,029,138              164,061
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            924,882               87,646

NET ASSETS:
   Beginning of period.......................................................          1,517,421            2,968,932
                                                                               ------------------  -------------------
   End of period.............................................................  $       2,442,303    $       3,056,578
                                                                               ==================  ===================



                                                                                   MFS TOTAL               MFS
                                                                                  RETURN FUND        UTILITIES FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          51,520   $          89,876
   Net realized gain (loss) on security transactions.........................             51,226             (56,490)
   Net realized gain distributions...........................................             75,836             274,258
   Change in unrealized appreciation (depreciation) during the period........           (197,510)         (1,187,252)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (18,928)           (879,608)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            367,152             672,538
   Net transfers.............................................................             97,331            (392,253)
   Surrenders for benefit payments and fees..................................           (424,524)           (740,566)
   Other transactions........................................................                (11)                 22
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (180)               (168)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             39,768            (460,427)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             20,840          (1,340,035)

NET ASSETS:
   Beginning of period.......................................................          2,588,949           5,973,039
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,609,789   $       4,633,004
                                                                               ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-332

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-333

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                       MFS             MFS TOTAL
                                                                                   VALUE FUND      RETURN BOND FUND
                                                                                   SUB-ACCOUNT     SUB-ACCOUNT (36)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         140,694   $          11,641
   Net realized gain (loss) on security transactions.........................            586,015              (4,462)
   Net realized gain distributions...........................................            327,590               4,721
   Change in unrealized appreciation (depreciation) during the period........         (1,259,909)            (21,181)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (205,610)             (9,281)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,254,594             102,231
   Net transfers.............................................................             39,220             980,402
   Surrenders for benefit payments and fees..................................         (3,623,364)            (61,073)
   Other transactions........................................................                273                  (4)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (238)                (62)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....         (2,329,515)          1,021,494
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................         (2,535,125)          1,012,213

NET ASSETS:
   Beginning of period.......................................................         11,573,069             226,837
                                                                               ------------------  ------------------
   End of period.............................................................  $       9,037,944   $       1,239,050
                                                                               ==================  ==================

                                                                                      MFS                  MFS
                                                                                 MASSACHUSETTS        INTERNATIONAL
                                                                                INVESTORS TRUST        GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           7,728   $            (249)
   Net realized gain (loss) on security transactions.........................             31,305                 193
   Net realized gain distributions...........................................             84,763                  71
   Change in unrealized appreciation (depreciation) during the period........           (127,495)             (1,807)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (3,699)             (1,792)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            311,860              37,555
   Net transfers.............................................................            (48,544)               (297)
   Surrenders for benefit payments and fees..................................            (58,981)             (6,400)
   Other transactions........................................................                 (7)                 41
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (74)                (15)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            204,254              30,884
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            200,555              29,092

NET ASSETS:
   Beginning of period.......................................................          1,559,568              87,933
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,760,123   $         117,025
                                                                               ==================  ==================

                                                                                                          MFS
                                                                                   MFS CORE           GOVERNMENT
                                                                                  EQUITY FUND       SECURITIES FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           4,489   $          81,084
   Net realized gain (loss) on security transactions.........................             (1,458)            (16,682)
   Net realized gain distributions...........................................            261,257                  --
   Change in unrealized appreciation (depreciation) during the period........           (358,540)            (71,555)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (94,252)             (7,153)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            125,100           1,165,790
   Net transfers.............................................................          1,700,845            (264,239)
   Surrenders for benefit payments and fees..................................           (218,375)         (1,041,755)
   Other transactions........................................................                  2                 139
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 (7)               (304)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          1,607,565            (140,369)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          1,513,313            (147,522)

NET ASSETS:
   Beginning of period.......................................................          1,264,895           4,975,210
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,778,208   $       4,827,688
                                                                               ==================  ==================

                                                                                       MFS
                                                                                  INTERNATIONAL           MFS
                                                                                   VALUE FUND       TECHNOLOGY FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         112,603   $            (794)
   Net realized gain (loss) on security transactions.........................             89,865              10,353
   Net realized gain distributions...........................................            167,899               3,426
   Change in unrealized appreciation (depreciation) during the period........              4,872              (3,342)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            375,239               9,643
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          3,677,869               6,350
   Net transfers.............................................................            370,392                  --
   Surrenders for benefit payments and fees..................................           (845,891)            (31,018)
   Other transactions........................................................               (459)                 (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (145)                (17)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....          3,201,766             (24,686)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................          3,577,005             (15,043)

NET ASSETS:
   Beginning of period.......................................................          6,279,319             108,462
                                                                               ------------------  ------------------
   End of period.............................................................  $       9,856,324   $          93,419
                                                                               ==================  ==================

                                                                                                           MFS
                                                                                   MFS CORE         INVESTORS GROWTH
                                                                                 EQUITY SERIES        STOCK SERIES
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (21)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             182   $             322
   Net realized gain (loss) on security transactions.........................              6,111               7,079
   Net realized gain distributions...........................................              2,215               4,232
   Change in unrealized appreciation (depreciation) during the period........             (8,027)            (11,065)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                481                 568
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,200                  --
   Net transfers.............................................................            (16,198)            (48,826)
   Surrenders for benefit payments and fees..................................                 --                  --
   Other transactions........................................................                  1                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (14,997)            (48,826)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (14,516)            (48,258)

NET ASSETS:
   Beginning of period.......................................................             26,101              48,258
                                                                               ------------------  ------------------
   End of period.............................................................  $          11,585   $              --
                                                                               ==================  ==================

(21)  Not funded as of December 31, 2015.

(36)  Formerly MFS Research Bond Fund. Change effective March 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-334

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-335

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------




                                                                                     MFS                  MFS
                                                                              UTILITIES SERIES        GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          10,093    $          (2,675)
   Net realized gain (loss) on security transactions.......................               2,424              216,379
   Net realized gain distributions.........................................              19,757                6,085
   Change in unrealized appreciation (depreciation) during the period......             (76,451)            (265,106)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (44,177)             (45,317)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               2,900              118,006
   Net transfers...........................................................             (16,896)                (706)
   Surrenders for benefit payments and fees................................             (14,793)          (2,848,748)
   Other transactions......................................................                   1                    1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (84)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (28,788)          (2,731,531)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (72,965)          (2,776,848)

NET ASSETS:
   Beginning of period.....................................................             316,570            2,931,536
                                                                             -------------------  -------------------
   End of period...........................................................   $         243,605    $         154,688
                                                                             ===================  ===================

                                                                                                      BLACKROCK
                                                                                    MFS                GLOBAL
                                                                                HIGH YIELD           ALLOCATION
                                                                                 PORTFOLIO           FUND, INC.
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           8,532   $          24,140
   Net realized gain (loss) on security transactions.......................               (287)            (38,472)
   Net realized gain distributions.........................................                 --             679,269
   Change in unrealized appreciation (depreciation) during the period......            (14,567)           (840,094)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (6,322)           (175,157)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                899           1,574,803
   Net transfers...........................................................              1,543            (999,797)
   Surrenders for benefit payments and fees................................             (9,571)         (2,531,278)
   Other transactions......................................................                 --                 139
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                (358)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (7,129)         (1,956,491)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................            (13,451)         (2,131,648)

NET ASSETS:
   Beginning of period.....................................................            137,424          10,854,930
                                                                             ------------------  ------------------
   End of period...........................................................  $         123,973   $       8,723,282
                                                                             ==================  ==================

                                                                                                       BLACKROCK
                                                                                  BLACKROCK              VALUE
                                                                                  LARGE CAP          OPPORTUNITIES
                                                                                  CORE FUND           FUND, INC.
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (280)   $           1,016
   Net realized gain (loss) on security transactions.......................               3,825                  144
   Net realized gain distributions.........................................               1,705                   --
   Change in unrealized appreciation (depreciation) during the period......              (5,611)              (6,161)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (361)              (5,001)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,295                6,476
   Net transfers...........................................................              (2,061)                  --
   Surrenders for benefit payments and fees................................              (9,423)                 (15)
   Other transactions......................................................                   1                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              (8,188)               6,461
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              (8,549)               1,460

NET ASSETS:
   Beginning of period.....................................................              78,970               56,568
                                                                             -------------------  -------------------
   End of period...........................................................  $           70,421    $          58,028
                                                                             ===================  ===================


                                                                                  BLACKROCK            BLACKROCK
                                                                                  SMALL CAP          MID CAP VALUE
                                                                               GROWTH FUND II     OPPORTUNITIES FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (5,918)   $            (374)
   Net realized gain (loss) on security transactions.......................             (17,661)              (6,560)
   Net realized gain distributions.........................................              79,155              181,487
   Change in unrealized appreciation (depreciation) during the period......            (100,832)            (298,524)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (45,256)            (123,971)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             104,307              325,937
   Net transfers...........................................................              (3,387)              (6,701)
   Surrenders for benefit payments and fees................................             (76,475)            (321,753)
   Other transactions......................................................                   1                   (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (45)                (102)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              24,401               (2,621)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (20,855)            (126,592)

NET ASSETS:
   Beginning of period.....................................................             821,630            1,471,405
                                                                             -------------------  -------------------
   End of period...........................................................   $         800,775    $       1,344,813
                                                                             ===================  ===================

                                                                                  BLACKROCK
                                                                                INTERNATIONAL         BLACKROCK
                                                                                OPPORTUNITIES      MID CAP GROWTH
                                                                                  PORTFOLIO       EQUITY PORTFOLIO
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (4,395)  $           (3,100)
   Net realized gain (loss) on security transactions.......................             (4,325)               5,290
   Net realized gain distributions.........................................                 --                7,403
   Change in unrealized appreciation (depreciation) during the period......             (6,160)               6,319
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (14,880)              15,912
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            179,589               24,627
   Net transfers...........................................................            (12,074)              (1,233)
   Surrenders for benefit payments and fees................................            (68,970)             (33,618)
   Other transactions......................................................                100                   (3)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                (14)                  (8)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             98,631              (10,235)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             83,751                5,677

NET ASSETS:
   Beginning of period.....................................................            927,088              290,908
                                                                             ------------------  -------------------
   End of period...........................................................  $       1,010,839   $          296,585
                                                                             ==================  ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-336

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-337

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                               VICTORY MUNDER          NEUBERGER
                                                                                MID-CAP CORE        BERMAN SOCIALLY
                                                                                 GROWTH FUND        RESPONSIVE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          (8,660)   $          6,978
   Net realized gain (loss) on security transactions........................             86,054              13,270
   Net realized gain distributions..........................................            425,156             124,483
   Change in unrealized appreciation (depreciation) during the period.......           (727,320)           (160,712)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........           (224,770)            (15,981)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            599,666             302,765
   Net transfers............................................................             (2,405)            (95,917)
   Surrenders for benefit payments and fees.................................           (200,245)           (359,397)
   Other transactions.......................................................               (134)                 15
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................               (109)                (12)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            396,773            (152,546)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            172,003            (168,527)

NET ASSETS:
   Beginning of period......................................................          4,218,249           1,598,555
                                                                              ------------------  ------------------
   End of period............................................................  $       4,390,252    $      1,430,028
                                                                              ==================  ==================

                                                                                   NUVEEN
                                                                                 TRADEWINDS           THE OAKMARK
                                                                                INTERNATIONAL        INTERNATIONAL
                                                                                 VALUE FUND         SMALL CAP FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $              89    $          9,549
   Net realized gain (loss) on security transactions........................                 24              (7,111)
   Net realized gain distributions..........................................                 --              11,272
   Change in unrealized appreciation (depreciation) during the period.......                (59)             (8,592)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........                 54               5,118
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................              3,438                 806
   Net transfers............................................................              2,209               7,855
   Surrenders for benefit payments and fees.................................                (50)            (65,282)
   Other transactions.......................................................                 (1)                 --
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................                 --                  --
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...              5,596             (56,621)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              5,650             (51,503)

NET ASSETS:
   Beginning of period......................................................             15,762             521,712
                                                                              ------------------  ------------------
   End of period............................................................  $          21,412    $        470,209
                                                                              ==================  ==================


                                                                                 THE OAKMARK          OPPENHEIMER
                                                                                 EQUITY AND             CAPITAL
                                                                                 INCOME FUND       APPRECIATION FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                              ------------------  -------------------
OPERATIONS:
   Net investment income (loss).............................................  $         190,176    $          (6,303)
   Net realized gain (loss) on security transactions........................             71,222                6,282
   Net realized gain distributions..........................................            862,084              148,679
   Change in unrealized appreciation (depreciation) during the period.......         (1,929,125)             (85,978)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations..........           (805,643)              62,680
                                                                              ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases................................................................          2,713,610               64,093
   Net transfers............................................................           (341,442)            (517,486)
   Surrenders for benefit payments and fees.................................         (1,084,242)             (86,099)
   Other transactions.......................................................                (21)                  37
   Death benefits...........................................................                 --                   --
   Net loan activity........................................................               (154)                 (22)
   Net annuity transactions.................................................                 --                   --
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions...          1,287,751             (539,477)
                                                                              ------------------  -------------------
   Net increase (decrease) in net assets....................................            482,108             (476,797)

NET ASSETS:
   Beginning of period......................................................         16,811,434            1,705,409
                                                                              ------------------  -------------------
   End of period............................................................  $      17,293,542    $       1,228,612
                                                                              ==================  ===================


                                                                                                     OPPENHEIMER
                                                                                  OPPENHEIMER       INTERNATIONAL
                                                                                  GLOBAL FUND        GROWTH FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $          12,101   $          33,220
   Net realized gain (loss) on security transactions........................            166,745              60,614
   Net realized gain distributions..........................................            266,286                  --
   Change in unrealized appreciation (depreciation) during the period.......           (229,250)             41,281
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........            215,882             135,115
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................            666,823           1,185,797
   Net transfers............................................................           (192,394)           (151,621)
   Surrenders for benefit payments and fees.................................           (516,081)           (794,400)
   Other transactions.......................................................                 98                (262)
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................               (240)               (191)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...            (41,794)            239,323
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................            174,088             374,438

NET ASSETS:
   Beginning of period......................................................          6,103,021           4,295,406
                                                                              ------------------  ------------------
   End of period............................................................  $       6,277,109   $       4,669,844
                                                                              ==================  ==================


                                                                                                     OPPENHEIMER
                                                                                  OPPENHEIMER     GLOBAL STRATEGIC
                                                                               MAIN STREET FUND      INCOME FUND
                                                                                  SUB-ACCOUNT        SUB-ACCOUNT
                                                                              ------------------  ------------------
OPERATIONS:
   Net investment income (loss).............................................  $            (364)  $          19,908
   Net realized gain (loss) on security transactions........................             33,023              (5,340)
   Net realized gain distributions..........................................             30,331                  --
   Change in unrealized appreciation (depreciation) during the period.......            (61,297)            (35,696)
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations..........              1,693             (21,128)
                                                                              ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases................................................................             61,738             156,681
   Net transfers............................................................            (44,114)            (36,103)
   Surrenders for benefit payments and fees.................................            (18,298)            (62,736)
   Other transactions.......................................................                 --                 (30)
   Death benefits...........................................................                 --                  --
   Net loan activity........................................................                (17)                (53)
   Net annuity transactions.................................................                 --                  --
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions...               (691)             57,759
                                                                              ------------------  ------------------
   Net increase (decrease) in net assets....................................              1,002              36,631

NET ASSETS:
   Beginning of period......................................................            275,644             583,946
                                                                              ------------------  ------------------
   End of period............................................................  $         276,646   $         620,577
                                                                              ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-338

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-339

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                   OPPENHEIMER        OPPENHEIMER
                                                                                   MAIN STREET        DEVELOPING
                                                                                  MID CAP FUND       MARKETS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (9,543)  $           6,537
   Net realized gain (loss) on security transactions.........................            124,766             (74,750)
   Net realized gain distributions...........................................            299,704                  --
   Change in unrealized appreciation (depreciation) during the period........           (637,186)           (805,236)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (222,259)           (873,449)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            305,838           1,200,723
   Net transfers.............................................................            (14,523)            (94,980)
   Surrenders for benefit payments and fees..................................           (173,809)           (674,119)
   Other transactions........................................................                 (3)                355
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (11)               (126)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            117,492             431,853
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (104,767)           (441,596)

NET ASSETS:
   Beginning of period.......................................................          2,736,323           5,808,852
                                                                               ------------------  ------------------
   End of period.............................................................  $       2,631,556   $       5,367,256
                                                                               ==================  ==================

                                                                                                        OPPENHEIMER
                                                                                   OPPENHEIMER            CAPITAL
                                                                                   EQUITY FUND          INCOME FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             (42)  $              13
   Net realized gain (loss) on security transactions.........................               5,897                  --
   Net realized gain distributions...........................................              20,953                  --
   Change in unrealized appreciation (depreciation) during the period........             (29,271)                (27)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (2,463)                (14)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              21,144                  87
   Net transfers.............................................................                (463)                 --
   Surrenders for benefit payments and fees..................................              (1,503)                 (1)
   Other transactions........................................................                  (1)                 --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              19,177                  86
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              16,714                  72

NET ASSETS:
   Beginning of period.......................................................             227,478                 658
                                                                               -------------------  ------------------
   End of period.............................................................   $         244,192   $             730
                                                                               ===================  ==================

                                                                                  OPPENHEIMER          OPPENHEIMER
                                                                                 INTERNATIONAL           MID CAP
                                                                                   BOND FUND           VALUE FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (37)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         122,979    $          (1,861)
   Net realized gain (loss) on security transactions.........................           (156,108)             131,190
   Net realized gain distributions...........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period........           (195,699)            (181,524)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (228,828)             (52,195)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            782,819               70,496
   Net transfers.............................................................           (194,550)             (27,659)
   Surrenders for benefit payments and fees..................................         (1,301,176)            (403,187)
   Other transactions........................................................                (73)                  --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................               (168)                 (30)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (713,148)            (360,380)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (941,976)            (412,575)

NET ASSETS:
   Beginning of period.......................................................          5,522,444              930,587
                                                                               ------------------  -------------------
   End of period.............................................................  $       4,580,468    $         518,012
                                                                               ==================  ===================

                                                                                   OPPENHEIMER        OPPENHEIMER
                                                                                   MAIN STREET      GOLD & SPECIAL
                                                                                 SELECT FUND(R)      MINERALS FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,992)  $         (11,270)
   Net realized gain (loss) on security transactions.........................             24,443            (308,808)
   Net realized gain distributions...........................................            100,043                  --
   Change in unrealized appreciation (depreciation) during the period........           (144,765)            (11,687)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (23,271)           (331,765)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            124,447             379,150
   Net transfers.............................................................             13,545             102,085
   Surrenders for benefit payments and fees..................................            (67,330)           (160,559)
   Other transactions........................................................                 (2)                 (8)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (61)               (105)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             70,599             320,563
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             47,328             (11,202)

NET ASSETS:
   Beginning of period.......................................................            933,840           1,188,488
                                                                               ------------------  ------------------
   End of period.............................................................  $         981,168   $       1,177,286
                                                                               ==================  ==================

                                                                                                       OPPENHEIMER
                                                                                   OPPENHEIMER           EQUITY
                                                                                REAL ESTATE FUND       INCOME FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $         18,556   $           7,519
   Net realized gain (loss) on security transactions.........................             89,828                 379
   Net realized gain distributions...........................................            112,176              12,971
   Change in unrealized appreciation (depreciation) during the period........           (196,871)            (49,153)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             23,689             (28,284)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            253,784              46,632
   Net transfers.............................................................             (1,162)              1,867
   Surrenders for benefit payments and fees..................................           (414,296)            (12,337)
   Other transactions........................................................                 (2)                  3
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (107)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (161,783)             36,165
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (138,094)              7,881

NET ASSETS:
   Beginning of period.......................................................          1,727,516             245,612
                                                                               ------------------  ------------------
   End of period.............................................................   $      1,589,422   $         253,493
                                                                               ==================  ==================

(37) Formerly Oppenheimer Small- & Mid- Cap Value Fund. Change effective September 1, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-340

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-341

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                  OPPENHEIMER          OPPENHEIMER
                                                                                 INTERNATIONAL           RISING
                                                                               DIVERSIFIED FUND      DIVIDENDS FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (38)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              46    $              24
   Net realized gain (loss) on security transactions.........................                124                   --
   Net realized gain distributions...........................................                 --                  407
   Change in unrealized appreciation (depreciation) during the period........             (1,066)                (455)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........               (896)                 (24)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             26,152                  524
   Net transfers.............................................................             (1,520)               6,709
   Surrenders for benefit payments and fees..................................             (1,893)                  --
   Other transactions........................................................                 --                   --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 (1)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             22,738                7,233
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             21,842                7,209

NET ASSETS:
   Beginning of period.......................................................             64,628                   --
                                                                               ------------------  -------------------
   End of period.............................................................  $          86,470    $           7,209
                                                                               ==================  ===================

                                                                                     PUTNAM
                                                                                     GLOBAL              PUTNAM VT
                                                                                   EQUITY FUND        HIGH YIELD FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             144   $          25,060
   Net realized gain (loss) on security transactions.........................                  45              (1,783)
   Net realized gain distributions...........................................                  --                  --
   Change in unrealized appreciation (depreciation) during the period........              (1,575)            (45,515)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (1,386)            (22,238)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                 520               1,851
   Net transfers.............................................................                 379             (22,274)
   Surrenders for benefit payments and fees..................................                  --              (5,182)
   Other transactions........................................................                   1                   1
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 900             (25,604)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................                (486)            (47,842)

NET ASSETS:
   Beginning of period.......................................................              56,928             406,082
                                                                               -------------------  ------------------
   End of period.............................................................   $          56,442   $         358,240
                                                                               ===================  ==================

                                                                                   PUTNAM VT           PUTNAM VT
                                                                                 INTERNATIONAL         MULTI-CAP
                                                                                  GROWTH FUND         GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $            (962)  $            (979)
   Net realized gain (loss) on security transactions.........................                673              27,249
   Net realized gain distributions...........................................                 --               7,591
   Change in unrealized appreciation (depreciation) during the period........              1,720             (35,907)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              1,431              (2,046)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              4,739               5,760
   Net transfers.............................................................            (11,765)            (71,140)
   Surrenders for benefit payments and fees..................................                 --             (33,550)
   Other transactions........................................................                  1                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................               (586)               (673)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (7,611)            (99,604)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             (6,180)           (101,650)

NET ASSETS:
   Beginning of period.......................................................            137,426             654,416
                                                                               ------------------  ------------------
   End of period.............................................................  $         131,246   $         552,766
                                                                               ==================  ==================

                                                                                    PUTNAM VT             PIONEER
                                                                                    SMALL CAP           DISCIPLINED
                                                                                   VALUE FUND           VALUE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             362   $              54
   Net realized gain (loss) on security transactions.........................               8,143                (694)
   Net realized gain distributions...........................................              27,497              17,770
   Change in unrealized appreciation (depreciation) during the period........             (47,811)            (23,590)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (11,809)             (6,460)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               9,886              11,274
   Net transfers.............................................................             (36,277)              1,482
   Surrenders for benefit payments and fees..................................             (13,888)             (3,303)
   Other transactions........................................................                  (1)                 --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  (3)
   Net annuity transactions..................................................             (12,707)                 --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (52,987)              9,450
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             (64,796)              2,990

NET ASSETS:
   Beginning of period.......................................................             280,504              90,226
                                                                               -------------------  ------------------
   End of period.............................................................   $         215,708   $          93,216
                                                                               ===================  ==================

                                                                                                        PIONEER
                                                                                PIONEER EMERGING      FUNDAMENTAL
                                                                                  MARKETS FUND        GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          26,932   $            (128)
   Net realized gain (loss) on security transactions.........................            (90,873)                112
   Net realized gain distributions...........................................             20,634                 802
   Change in unrealized appreciation (depreciation) during the period........           (167,466)                134
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (210,773)                920
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            205,499               4,677
   Net transfers.............................................................           (156,314)               (145)
   Surrenders for benefit payments and fees..................................           (113,013)               (666)
   Other transactions........................................................                 13                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (18)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (63,833)              3,865
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (274,606)              4,785

NET ASSETS:
   Beginning of period.......................................................          1,306,797              15,890
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,032,191   $          20,675
                                                                               ==================  ==================

(38)  Funded as of October 26, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-342

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-343

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                  ALLIANZGI           ALLIANZGI
                                                                              NFJ INTERNATIONAL     NFJ SMALL-CAP
                                                                                 VALUE FUND          VALUE FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           1,169   $          14,626
   Net realized gain (loss) on security transactions.......................                 (4)            (41,191)
   Net realized gain distributions.........................................                 --             215,724
   Change in unrealized appreciation (depreciation) during the period......             (9,791)           (346,895)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (8,626)           (157,736)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              5,443             201,402
   Net transfers...........................................................                511             (18,263)
   Surrenders for benefit payments and fees................................               (190)           (100,620)
   Other transactions......................................................                  3                   2
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                 (55)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              5,767              82,466
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             (2,859)            (75,270)

NET ASSETS:
   Beginning of period.....................................................             57,458           1,656,450
                                                                             ------------------  ------------------
   End of period...........................................................  $          54,599   $       1,581,180
                                                                             ==================  ==================

                                                                                  ALLIANZGI        AMG MANAGERS
                                                                                NFJ DIVIDEND          CADENCE
                                                                                 VALUE FUND        MID CAP FUND
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          80,485   $            (761)
   Net realized gain (loss) on security transactions.......................            203,702               4,219
   Net realized gain distributions.........................................                 --               4,841
   Change in unrealized appreciation (depreciation) during the period......           (804,943)             (9,686)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........           (520,756)             (1,387)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          1,000,960               9,046
   Net transfers...........................................................             44,061             (33,715)
   Surrenders for benefit payments and fees................................           (924,526)               (260)
   Other transactions......................................................                (68)                 --
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................               (298)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            120,129             (24,929)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (400,627)            (26,316)

NET ASSETS:
   Beginning of period.....................................................          5,634,564              72,221
                                                                             ------------------  ------------------
   End of period...........................................................  $       5,233,937   $          45,905
                                                                             ==================  ==================

                                                                                    PIMCO
                                                                              EMERGING MARKETS
                                                                                  BOND FUND          PIONEER FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          39,260    $          (1,439)
   Net realized gain (loss) on security transactions.......................             (24,447)              (6,358)
   Net realized gain distributions.........................................               5,341               67,640
   Change in unrealized appreciation (depreciation) during the period......             (57,378)             (67,080)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (37,224)              (7,237)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             121,336              150,576
   Net transfers...........................................................             (33,541)             (86,382)
   Surrenders for benefit payments and fees................................            (192,918)            (101,429)
   Other transactions......................................................                 (71)                  (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (23)                 (44)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (105,217)             (37,281)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (142,441)             (44,518)

NET ASSETS:
   Beginning of period.....................................................           1,022,783              606,703
                                                                             -------------------  -------------------
   End of period...........................................................   $         880,342    $         562,185
                                                                             ===================  ===================

                                                                                                        PIONEER
                                                                                   PIONEER             STRATEGIC
                                                                               HIGH YIELD FUND        INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          89,844   $          104,323
   Net realized gain (loss) on security transactions.......................             (44,909)             (26,147)
   Net realized gain distributions.........................................              14,291                   --
   Change in unrealized appreciation (depreciation) during the period......            (169,424)            (150,348)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (110,198)             (72,172)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             296,374              831,668
   Net transfers...........................................................             (27,800)             (43,153)
   Surrenders for benefit payments and fees................................            (283,015)            (711,452)
   Other transactions......................................................                (175)                 (24)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                (104)                (146)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (14,720)              76,893
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (124,918)               4,721

NET ASSETS:
   Beginning of period.....................................................           2,092,001            3,423,652
                                                                             -------------------  -------------------
   End of period...........................................................   $       1,967,083   $        3,428,373
                                                                             ===================  ===================

                                                                                   PIONEER             PIONEER
                                                                                   MID CAP         SELECT MID CAP
                                                                                 VALUE FUND          GROWTH FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (6,630)  $          (4,462)
   Net realized gain (loss) on security transactions.......................             22,045                 (58)
   Net realized gain distributions.........................................            104,268              47,112
   Change in unrealized appreciation (depreciation) during the period......           (210,937)            (61,694)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (91,254)            (19,102)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            184,164              29,716
   Net transfers...........................................................           (124,318)            314,517
   Surrenders for benefit payments and fees................................           (193,330)            (32,562)
   Other transactions......................................................                (43)                 --
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................               (170)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (133,697)            311,671
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................           (224,951)            292,569

NET ASSETS:
   Beginning of period.....................................................          1,357,830             288,521
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,132,879   $         581,090
                                                                             ==================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-344

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-345

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                                        PUTNAM
                                                                                 PIMCO TOTAL            EQUITY
                                                                               RETURN III FUND        INCOME FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           3,337    $           5,531
   Net realized gain (loss) on security transactions.......................                (512)              (7,407)
   Net realized gain distributions.........................................               2,924               24,700
   Change in unrealized appreciation (depreciation) during the period......              (7,407)             (60,673)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,658)             (37,849)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              37,396              100,807
   Net transfers...........................................................               1,708            1,029,920
   Surrenders for benefit payments and fees................................              (6,349)            (984,975)
   Other transactions......................................................                   3                   (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (4)                 (22)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              32,754              145,728
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              31,096              107,879

NET ASSETS:
   Beginning of period.....................................................             158,600              481,643
                                                                             -------------------  -------------------
   End of period...........................................................   $         189,696    $         589,522
                                                                             ===================  ===================


                                                                                   PUTNAM               PUTNAM
                                                                                 HIGH YIELD          INTERNATIONAL
                                                                               ADVANTAGE FUND         EQUITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          61,213    $           9,729
   Net realized gain (loss) on security transactions.......................              (4,190)               8,738
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......            (125,470)             (17,578)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (68,447)                 889
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             182,339                2,311
   Net transfers...........................................................              17,319               (7,183)
   Surrenders for benefit payments and fees................................            (265,276)             (27,502)
   Other transactions......................................................                   1                   (1)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (64)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (65,681)             (32,375)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (134,128)             (31,486)

NET ASSETS:
   Beginning of period.....................................................           1,337,853              467,866
                                                                             -------------------  -------------------
   End of period...........................................................   $       1,203,725    $         436,380
                                                                             ===================  ===================


                                                                                   PUTNAM
                                                                                  MULTI-CAP             PUTNAM
                                                                                 GROWTH FUND         VOYAGER FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (39)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             (40)   $               4
   Net realized gain (loss) on security transactions.......................                  71                   (1)
   Net realized gain distributions.........................................                 959                   18
   Change in unrealized appreciation (depreciation) during the period......              (1,120)                 (37)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (130)                 (16)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 748                  524
   Net transfers...........................................................                  --                   --
   Surrenders for benefit payments and fees................................                (806)                  (9)
   Other transactions......................................................                  (1)                  --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..                 (59)                 515
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                (189)                 499

NET ASSETS:
   Beginning of period.....................................................               8,973                   --
                                                                             -------------------  -------------------
   End of period...........................................................   $           8,784    $             499
                                                                             ===================  ===================

                                                                                   PUTNAM
                                                                                INTERNATIONAL           PUTNAM
                                                                                   CAPITAL             SMALL CAP
                                                                             OPPORTUNITIES FUND       GROWTH FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            1,595   $           (1,235)
   Net realized gain (loss) on security transactions.......................              (9,899)              11,721
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......              18,981              (19,104)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              10,677               (8,618)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              62,779               30,538
   Net transfers...........................................................             (14,851)              (5,828)
   Surrenders for benefit payments and fees................................            (821,732)             (31,636)
   Other transactions......................................................                  --                   (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (3)                  (7)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (773,807)              (6,935)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (763,130)             (15,553)

NET ASSETS:
   Beginning of period.....................................................           1,002,370              199,120
                                                                             -------------------  -------------------
   End of period...........................................................  $          239,240   $          183,567
                                                                             ===================  ===================


                                                                                                         ROYCE
                                                                                    ROYCE          SMALLER-COMPANIES
                                                                              TOTAL RETURN FUND       GROWTH FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (40)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (1,004)  $           (2,209)
   Net realized gain (loss) on security transactions.......................             (29,183)               2,033
   Net realized gain distributions.........................................              91,049              100,563
   Change in unrealized appreciation (depreciation) during the period......            (115,445)            (109,385)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (54,583)              (8,998)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              94,185               25,100
   Net transfers...........................................................              25,828              (74,589)
   Surrenders for benefit payments and fees................................            (148,264)             (55,885)
   Other transactions......................................................                   2                   (3)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (24)                  (7)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (28,273)            (105,384)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (82,856)            (114,382)

NET ASSETS:
   Beginning of period.....................................................             637,174              620,804
                                                                             -------------------  -------------------
   End of period...........................................................  $          554,318   $          506,422
                                                                             ===================  ===================

(39)  Funded as of February 24, 2015.

(40)  Formerly Royce Value Plus Fund. Change effective May 1, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-346

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-347

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                    ROYCE
                                                                                  SMALL-CAP               RS
                                                                                 VALUE FUND           VALUE FUND
                                                                              SUB-ACCOUNT (41)        SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $            (802)   $              --
   Net realized gain (loss) on security transactions.......................              (6,867)              46,392
   Net realized gain distributions.........................................             133,389              198,263
   Change in unrealized appreciation (depreciation) during the period......            (209,620)            (390,845)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (83,900)            (146,190)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             109,950              392,477
   Net transfers...........................................................              32,351              (81,722)
   Surrenders for benefit payments and fees................................             (40,176)            (174,531)
   Other transactions......................................................                   4                   (1)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (9)                 (41)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             102,120              136,182
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              18,220              (10,008)

NET ASSETS:
   Beginning of period.....................................................             638,873            2,345,142
                                                                             -------------------  -------------------
   End of period...........................................................   $         657,093    $       2,335,134
                                                                             ===================  ===================


                                                                                  COLUMBIA             COLUMBIA
                                                                             DIVERSIFIED EQUITY      SMALL/MID CAP
                                                                                 INCOME FUND          VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           1,853   $           (3,223)
   Net realized gain (loss) on security transactions.......................               8,460               20,369
   Net realized gain distributions.........................................              12,813               16,732
   Change in unrealized appreciation (depreciation) during the period......             (26,132)             (56,852)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (3,006)             (22,974)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              10,311               53,714
   Net transfers...........................................................             (19,899)             (23,841)
   Surrenders for benefit payments and fees................................             (23,360)             (35,965)
   Other transactions......................................................                   1                    3
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (10)                  (2)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (32,957)              (6,091)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (35,963)             (29,065)

NET ASSETS:
   Beginning of period.....................................................             141,719              314,232
                                                                             -------------------  -------------------
   End of period...........................................................   $         105,756   $          285,167
                                                                             ===================  ===================

                                                                                  COLUMBIA
                                                                                MULTI-ADVISOR         RIDGEWORTH
                                                                                  SMALL CAP         SMALL CAP VALUE
                                                                                 VALUE FUND           EQUITY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              (23)  $            2,548
   Net realized gain (loss) on security transactions.......................                 412              (37,089)
   Net realized gain distributions.........................................               1,560              295,187
   Change in unrealized appreciation (depreciation) during the period......              (3,698)            (353,874)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,749)             (93,228)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,274              198,088
   Net transfers...........................................................                (534)             (72,451)
   Surrenders for benefit payments and fees................................              (1,677)            (400,252)
   Other transactions......................................................                  --                   --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (1)                 (19)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               1,062             (274,634)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................                (687)            (367,862)

NET ASSETS:
   Beginning of period.....................................................              17,368            1,497,697
                                                                             -------------------  -------------------
   End of period...........................................................  $           16,681   $        1,129,835
                                                                             ===================  ===================


                                                                                 RIDGEWORTH          RIDGEWORTH
                                                                                MID-CAP VALUE     SEIX TOTAL RETURN
                                                                                 EQUITY FUND          BOND FUND
                                                                                 SUB-ACCOUNT      SUB-ACCOUNT (42)
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (259)  $           7,016
   Net realized gain (loss) on security transactions.......................              8,372                (826)
   Net realized gain distributions.........................................             56,731                 163
   Change in unrealized appreciation (depreciation) during the period......           (141,415)             (6,174)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (76,571)                179
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            164,812              40,316
   Net transfers...........................................................             (6,083)                (77)
   Surrenders for benefit payments and fees................................            (82,140)           (633,980)
   Other transactions......................................................                 (2)                 22
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (40)                (14)
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             76,547            (593,733)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................                (24)           (593,554)

NET ASSETS:
   Beginning of period.....................................................          1,058,159             760,043
                                                                             ------------------  ------------------
   End of period...........................................................  $       1,058,135   $         166,489
                                                                             ==================  ==================


                                                                                 RIDGEWORTH           DEUTSCHE
                                                                               LARGE CAP VALUE       REAL ESTATE
                                                                                 EQUITY FUND       SECURITIES FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             571   $             316
   Net realized gain (loss) on security transactions.......................               (151)                331
   Net realized gain distributions.........................................              6,959               4,564
   Change in unrealized appreciation (depreciation) during the period......            (12,039)             (4,609)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (4,660)                602
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             18,157               6,922
   Net transfers...........................................................             (1,513)             15,345
   Surrenders for benefit payments and fees................................               (448)            (20,902)
   Other transactions......................................................                  1                  (1)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             16,197               1,364
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             11,537               1,966

NET ASSETS:
   Beginning of period.....................................................             73,935              26,341
                                                                             ------------------  ------------------
   End of period...........................................................  $          85,472   $          28,307
                                                                             ==================  ==================

(41)  Formerly Royce Value Fund. Change effective May 1, 2015.

(42)  Formerly RidgeWorth Total Return Bond Fund. Change effective August 1,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-348

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-349

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                   DEUTSCHE            DEUTSCHE
                                                                                    EQUITY              CAPITAL
                                                                                 DIVIDEND FUND        GROWTH FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           4,268   $             (11)
   Net realized gain (loss) on security transactions.........................              5,509                  --
   Net realized gain distributions...........................................                 --                 206
   Change in unrealized appreciation (depreciation) during the period........            (33,555)               (156)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (23,778)                 39
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             32,906               1,962
   Net transfers.............................................................            (25,347)                (12)
   Surrenders for benefit payments and fees..................................            (88,542)                 (5)
   Other transactions........................................................                  2                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (80,981)              1,945
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (104,759)              1,984

NET ASSETS:
   Beginning of period.......................................................            298,166                 251
                                                                               ------------------  ------------------
   End of period.............................................................  $         193,407   $           2,235
                                                                               ==================  ==================

                                                                                    DEUTSCHE
                                                                                    ENHANCED
                                                                                EMERGING MARKETS       SSGA S&P 500
                                                                                  FIXED INCOME          INDEX FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $           1,166   $          21,823
   Net realized gain (loss) on security transactions.........................              (2,054)             97,940
   Net realized gain distributions...........................................                  --              34,073
   Change in unrealized appreciation (depreciation) during the period........              (2,066)           (146,118)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (2,954)              7,718
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               7,297             142,877
   Net transfers.............................................................              (5,334)            (17,461)
   Surrenders for benefit payments and fees..................................              (7,602)           (134,801)
   Other transactions........................................................                   1                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                  (8)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              (5,638)             (9,393)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (8,592)             (1,675)

NET ASSETS:
   Beginning of period.......................................................              38,151           1,659,809
                                                                               -------------------  ------------------
   End of period.............................................................   $          29,559   $       1,658,134
                                                                               ===================  ==================


                                                                                                       DEUTSCHE
                                                                                    DEUTSCHE            GLOBAL
                                                                                 CORE EQUITY VIP      GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             305   $            (992)
   Net realized gain (loss) on security transactions.........................              3,839               1,770
   Net realized gain distributions...........................................                487                  --
   Change in unrealized appreciation (depreciation) during the period........              4,903              (3,986)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              9,534              (3,208)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              1,318              10,514
   Net transfers.............................................................             (1,562)                 --
   Surrenders for benefit payments and fees..................................            (19,934)             (7,800)
   Other transactions........................................................                 (1)                  1
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (20,179)              2,715
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            (10,645)               (493)

NET ASSETS:
   Beginning of period.......................................................            215,292             127,647
                                                                               ------------------  ------------------
   End of period.............................................................  $         204,647   $         127,154
                                                                               ==================  ==================


                                                                                                       CLEARBRIDGE
                                                                                  CLEARBRIDGE          AGGRESSIVE
                                                                               APPRECIATION FUND       GROWTH FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           1,133    $          (1,706)
   Net realized gain (loss) on security transactions.........................              3,204               28,295
   Net realized gain distributions...........................................             10,890                5,929
   Change in unrealized appreciation (depreciation) during the period........            (14,754)             (52,309)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........                473              (19,791)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             37,401                5,908
   Net transfers.............................................................             64,854                   --
   Surrenders for benefit payments and fees..................................            (26,766)             (90,761)
   Other transactions........................................................                  1                    3
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             75,490              (84,850)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             75,963             (104,641)

NET ASSETS:
   Beginning of period.......................................................            228,360              257,952
                                                                               ------------------  -------------------
   End of period.............................................................  $         304,323    $         153,311
                                                                               ==================  ===================


                                                                                   CLEARBRIDGE          CLEARBRIDGE
                                                                                     ALL CAP              MID CAP
                                                                                   VALUE FUND            CORE FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $               26   $          (3,438)
   Net realized gain (loss) on security transactions.........................                 (27)             39,316
   Net realized gain distributions...........................................               1,406              22,360
   Change in unrealized appreciation (depreciation) during the period........              (3,249)            (49,448)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........              (1,844)              8,790
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................               1,760              97,471
   Net transfers.............................................................                  --             (10,138)
   Surrenders for benefit payments and fees..................................              (1,602)           (205,662)
   Other transactions........................................................                  --                   1
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  --                 (55)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                 158            (118,383)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................              (1,686)           (109,593)

NET ASSETS:
   Beginning of period.......................................................              28,135             584,124
                                                                               -------------------  ------------------
   End of period.............................................................  $           26,449   $         474,531
                                                                               ===================  ==================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-350

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-351

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                  CLEARBRIDGE           THORNBURG
                                                                                   SMALL CAP          INTERNATIONAL
                                                                                  GROWTH FUND          VALUE FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (4,471)   $          (3,623)
   Net realized gain (loss) on security transactions.........................             17,140               59,992
   Net realized gain distributions...........................................              7,590              484,244
   Change in unrealized appreciation (depreciation) during the period........            (57,239)            (305,218)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (36,980)             235,395
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             90,657              513,387
   Net transfers.............................................................            (66,070)            (689,672)
   Surrenders for benefit payments and fees..................................            (32,913)            (787,071)
   Other transactions........................................................                 21                 (171)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (25)                (121)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             (8,330)            (963,648)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            (45,310)            (728,253)

NET ASSETS:
   Beginning of period.......................................................            655,846            3,933,531
                                                                               ------------------  -------------------
   End of period.............................................................  $         610,536    $       3,205,278
                                                                               ==================  ===================


                                                                                    THORNBURG           THORNBURG
                                                                                   VALUE FUND       CORE GROWTH FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (11,749)  $          (7,870)
   Net realized gain (loss) on security transactions.........................             54,999              98,176
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........            (10,964)            (85,529)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             32,286               4,777
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            147,852             115,343
   Net transfers.............................................................            (54,709)            (40,127)
   Surrenders for benefit payments and fees..................................           (123,596)           (286,452)
   Other transactions........................................................                 (2)                (13)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (162)               (116)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            (30,617)           (211,365)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              1,669            (206,588)

NET ASSETS:
   Beginning of period.......................................................          1,353,387           1,105,782
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,355,056   $         899,194
                                                                               ==================  ==================

                                                                                 TIMOTHY PLAN
                                                                                 LARGE/MID CAP         UBS DYNAMIC
                                                                                  VALUE FUND           ALPHA FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT (21)
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (1,833)   $              26
   Net realized gain (loss) on security transactions.........................              6,101                   57
   Net realized gain distributions...........................................             25,530                   --
   Change in unrealized appreciation (depreciation) during the period........            (36,249)                (174)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             (6,451)                 (91)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             47,474                   --
   Net transfers.............................................................            (29,640)                  --
   Surrenders for benefit payments and fees..................................             (9,629)              (1,141)
   Other transactions........................................................                  2                    1
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (10)                  --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....              8,197               (1,140)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................              1,746               (1,231)

NET ASSETS:
   Beginning of period.......................................................            222,965                1,231
                                                                               ------------------  -------------------
   End of period.............................................................  $         224,711    $              --
                                                                               ==================  ===================

                                                                                  T. ROWE PRICE       T. ROWE PRICE
                                                                                     GROWTH              EQUITY
                                                                                STOCK FUND, INC.       INCOME FUND
                                                                                   SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $         (58,232)  $           9,528
   Net realized gain (loss) on security transactions.........................            448,897              47,599
   Net realized gain distributions...........................................            480,986              67,629
   Change in unrealized appreciation (depreciation) during the period........           (228,547)           (254,859)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            643,104            (130,103)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,402,084             210,493
   Net transfers.............................................................           (348,079)             25,807
   Surrenders for benefit payments and fees..................................         (1,547,183)           (502,680)
   Other transactions........................................................                 (2)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (295)                (56)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (493,475)           (266,436)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            149,629            (396,539)

NET ASSETS:
   Beginning of period.......................................................          6,629,211           1,749,382
                                                                               ------------------  ------------------
   End of period.............................................................  $       6,778,840   $       1,352,843
                                                                               ==================  ==================

                                                                                 T. ROWE PRICE       T. ROWE PRICE
                                                                                RETIREMENT 2010     RETIREMENT 2020
                                                                                     FUND                FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $           8,341   $          57,443
   Net realized gain (loss) on security transactions.........................             48,977             320,823
   Net realized gain distributions...........................................             28,489             279,660
   Change in unrealized appreciation (depreciation) during the period........           (118,356)           (849,483)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (32,549)           (191,557)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            177,360           1,528,725
   Net transfers.............................................................           (130,925)           (264,035)
   Surrenders for benefit payments and fees..................................           (323,425)         (1,110,703)
   Other transactions........................................................                 (5)                (87)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                (157)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (276,995)            153,743
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................           (309,544)            (37,814)

NET ASSETS:
   Beginning of period.......................................................          1,725,842           9,912,352
                                                                               ------------------  ------------------
   End of period.............................................................  $       1,416,298   $       9,874,538
                                                                               ==================  ==================

(21)  Not funded as of December 31, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-352

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-353

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                 T. ROWE PRICE       T. ROWE PRICE
                                                                                RETIREMENT 2030     RETIREMENT 2040
                                                                                     FUND                FUND
                                                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          25,529   $           3,293
   Net realized gain (loss) on security transactions.........................            302,617             220,120
   Net realized gain distributions...........................................            306,415             220,419
   Change in unrealized appreciation (depreciation) during the period........           (781,843)           (503,628)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........           (147,282)            (59,796)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................          1,627,955           1,010,144
   Net transfers.............................................................            (53,648)            117,922
   Surrenders for benefit payments and fees..................................         (1,405,927)           (691,050)
   Other transactions........................................................                (95)                (67)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................               (690)               (175)
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            167,595             436,774
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................             20,313             376,978

NET ASSETS:
   Beginning of period.......................................................          8,465,391           4,658,650
                                                                               ------------------  ------------------
   End of period.............................................................  $       8,485,704   $       5,035,628
                                                                               ==================  ==================

                                                                                  T. ROWE PRICE        T. ROWE PRICE
                                                                                 RETIREMENT 2050        RETIREMENT
                                                                                      FUND             BALANCED FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $             581   $           1,363
   Net realized gain (loss) on security transactions.........................              76,971               3,056
   Net realized gain distributions...........................................              83,536               8,712
   Change in unrealized appreciation (depreciation) during the period........            (192,555)            (24,871)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........             (31,467)            (11,740)
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             525,648              93,159
   Net transfers.............................................................               9,347             (31,630)
   Surrenders for benefit payments and fees..................................            (368,826)            (17,229)
   Other transactions........................................................                 (12)                 (1)
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                 (60)                 (5)
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             166,097              44,294
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             134,630              32,554

NET ASSETS:
   Beginning of period.......................................................           2,052,205             477,291
                                                                               -------------------  ------------------
   End of period.............................................................   $       2,186,835   $         509,845
                                                                               ===================  ==================


                                                                                   UBS GLOBAL           UBS US
                                                                                 ALLOCATION FUND    ALLOCATION FUND
                                                                                   SUB-ACCOUNT     SUB-ACCOUNT (43)
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              59   $              --
   Net realized gain (loss) on security transactions.........................                  2                  --
   Net realized gain distributions...........................................                 --                  --
   Change in unrealized appreciation (depreciation) during the period........               (138)                 (1)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........                (77)                 (1)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                650                  80
   Net transfers.............................................................                 --                  --
   Surrenders for benefit payments and fees..................................                (13)                 --
   Other transactions........................................................                 (1)                 --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....                636                  80
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................                559                  79

NET ASSETS:
   Beginning of period.......................................................              2,436                  --
                                                                               ------------------  ------------------
   End of period.............................................................  $           2,995   $              79
                                                                               ==================  ==================

                                                                                   VANGUARD             VANGUARD
                                                                                   SMALL-CAP             MID-CAP
                                                                                  INDEX FUND           INDEX FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          68,453    $          45,814
   Net realized gain (loss) on security transactions.........................             20,694                6,435
   Net realized gain distributions...........................................                 --                   --
   Change in unrealized appreciation (depreciation) during the period........           (270,803)            (109,813)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........           (181,656)             (57,564)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            871,212              841,108
   Net transfers.............................................................            (88,922)             146,009
   Surrenders for benefit payments and fees..................................           (276,797)            (175,258)
   Other transactions........................................................                  2                    3
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (39)                 (19)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            505,456              811,843
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................            323,800              754,279

NET ASSETS:
   Beginning of period.......................................................          4,476,547            2,581,914
                                                                               ------------------  -------------------
   End of period.............................................................  $       4,800,347    $       3,336,193
                                                                               ==================  ===================

                                                                                    VANGUARD             VANGUARD
                                                                                   TOTAL BOND           TOTAL STOCK
                                                                                MARKET INDEX FUND    MARKET INDEX FUND
                                                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                                                               -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................   $          48,803   $          66,141
   Net realized gain (loss) on security transactions.........................              (3,228)              8,082
   Net realized gain distributions...........................................               1,929                  --
   Change in unrealized appreciation (depreciation) during the period........             (43,846)            (66,917)
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               3,658               7,306
                                                                               -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             578,618           1,495,019
   Net transfers.............................................................              91,206              40,618
   Surrenders for benefit payments and fees..................................            (190,205)           (213,170)
   Other transactions........................................................                  69                  --
   Death benefits............................................................                  --                  --
   Net loan activity.........................................................                  (5)                 --
   Net annuity transactions..................................................                  --                  --
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....             479,683           1,322,467
                                                                               -------------------  ------------------
   Net increase (decrease) in net assets.....................................             483,341           1,329,773

NET ASSETS:
   Beginning of period.......................................................           1,643,829           2,507,925
                                                                               -------------------  ------------------
   End of period.............................................................   $       2,127,170   $       3,837,698
                                                                               ===================  ==================

(43)  Funded as of November 5, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-354

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-355

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                   VICTORY              VICTORY
                                                                                 DIVERSIFIED            SPECIAL
                                                                                 STOCK FUND           VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (2,274)  $           (6,951)
   Net realized gain (loss) on security transactions.......................             137,594              125,179
   Net realized gain distributions.........................................              71,793                   --
   Change in unrealized appreciation (depreciation) during the period......            (243,885)            (183,465)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (36,772)             (65,237)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             122,485              198,648
   Net transfers...........................................................            (508,299)            (138,484)
   Surrenders for benefit payments and fees................................            (220,832)            (330,687)
   Other transactions......................................................                  (1)                  (2)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (22)                 (48)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (606,669)            (270,573)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (643,441)            (335,810)

NET ASSETS:
   Beginning of period.....................................................           1,457,875            1,601,012
                                                                             -------------------  -------------------
   End of period...........................................................  $          814,434   $        1,265,202
                                                                             ===================  ===================

                                                                                   VICTORY              VICTORY
                                                                                  SYCAMORE             SYCAMORE
                                                                                SMALL COMPANY         ESTABLISHED
                                                                              OPPORTUNITY FUND        VALUE FUND
                                                                              SUB-ACCOUNT (44)     SUB-ACCOUNT (45)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $         (14,453)  $          26,316
   Net realized gain (loss) on security transactions.......................              74,147             (46,525)
   Net realized gain distributions.........................................             305,465             459,226
   Change in unrealized appreciation (depreciation) during the period......            (407,625)           (531,554)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........             (42,466)            (92,537)
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             547,755           2,958,440
   Net transfers...........................................................            (102,977)            164,208
   Surrenders for benefit payments and fees................................            (589,484)           (503,227)
   Other transactions......................................................                  46                (806)
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                (185)                (32)
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (144,845)          2,618,583
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................            (187,311)          2,526,046

NET ASSETS:
   Beginning of period.....................................................           3,719,559           2,266,289
                                                                             -------------------  ------------------
   End of period...........................................................   $       3,532,248   $       4,792,335
                                                                             ===================  ==================


                                                                                   INVESCO
                                                                                  SMALL CAP             INVESCO
                                                                               DISCOVERY FUND        COMSTOCK FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $          (15,680)   $          55,344
   Net realized gain (loss) on security transactions.......................               8,343              307,721
   Net realized gain distributions.........................................             262,369              461,744
   Change in unrealized appreciation (depreciation) during the period......            (270,134)          (1,209,257)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (15,102)            (384,448)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             324,102              580,464
   Net transfers...........................................................            (191,234)             135,389
   Surrenders for benefit payments and fees................................            (298,717)            (862,048)
   Other transactions......................................................                  15                    4
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                (169)                (508)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (166,003)            (146,699)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................            (181,105)            (531,147)

NET ASSETS:
   Beginning of period.....................................................           2,070,297            6,078,480
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,889,192    $       5,547,333
                                                                             ===================  ===================


                                                                                   INVESCO             INVESCO
                                                                                 EQUITY AND          GROWTH AND
                                                                                 INCOME FUND         INCOME FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $         306,402   $           17,557
   Net realized gain (loss) on security transactions.......................            241,756               91,113
   Net realized gain distributions.........................................            465,143              183,722
   Change in unrealized appreciation (depreciation) during the period......         (1,477,252)            (393,447)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........           (463,951)            (101,055)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................          1,372,202              445,985
   Net transfers...........................................................            333,424              124,664
   Surrenders for benefit payments and fees................................         (2,240,956)            (343,627)
   Other transactions......................................................                128                   (6)
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................               (681)                 (55)
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..           (535,883)             226,961
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................           (999,834)             125,906

NET ASSETS:
   Beginning of period.....................................................         18,157,463            2,599,034
                                                                             ------------------  -------------------
   End of period...........................................................  $      17,157,629   $        2,724,940
                                                                             ==================  ===================


                                                                                   INVESCO              INVESCO
                                                                                   MID CAP           U.S. MORTGAGE
                                                                                 GROWTH FUND             FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $         (13,044)  $               8
   Net realized gain (loss) on security transactions.......................              29,258                  --
   Net realized gain distributions.........................................             113,107                  --
   Change in unrealized appreciation (depreciation) during the period......            (128,373)                 (7)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                 948                   1
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             213,574                 174
   Net transfers...........................................................              44,043                  --
   Surrenders for benefit payments and fees................................            (127,260)                 (5)
   Other transactions......................................................                  34                   1
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                 (14)                 --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             130,377                 170
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             131,325                 171

NET ASSETS:
   Beginning of period.....................................................           1,382,869                 265
                                                                             -------------------  ------------------
   End of period...........................................................   $       1,514,194   $             436
                                                                             ===================  ==================

(44) Formerly Victory Small Company Opportunity Fund. Change effective April 1, 2015.

(45)  Formerly Victory Established Value Fund. Change effective April 1,
      2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-356

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-357

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                   INVESCO              INVESCO
                                                                                  SMALL CAP            AMERICAN
                                                                                 VALUE FUND           VALUE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           (7,057)   $          (3,227)
   Net realized gain (loss) on security transactions.......................             (44,981)             (22,050)
   Net realized gain distributions.........................................             124,470               48,113
   Change in unrealized appreciation (depreciation) during the period......            (211,469)             (89,958)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (139,037)             (67,122)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             215,311              120,630
   Net transfers...........................................................             196,642             (130,073)
   Surrenders for benefit payments and fees................................            (334,761)             (94,581)
   Other transactions......................................................                 103                  136
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                 (58)                  (4)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              77,237             (103,892)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             (61,800)            (171,014)

NET ASSETS:
   Beginning of period.....................................................           1,346,212              907,771
                                                                             -------------------  -------------------
   End of period...........................................................  $        1,284,412    $         736,757
                                                                             ===================  ===================

                                                                               MORGAN STANLEY
                                                                                INSTITUTIONAL
                                                                                 OPPORTUNITY        INVESCO VALUE
                                                                                  PORTFOLIO      OPPORTUNITIES FUND
                                                                              SUB-ACCOUNT (46)       SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            (382)  $            3,081
   Net realized gain (loss) on security transactions.......................             13,323               13,141
   Net realized gain distributions.........................................              3,351               66,637
   Change in unrealized appreciation (depreciation) during the period......             (7,355)            (146,367)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              8,937              (63,508)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              7,155                  370
   Net transfers...........................................................            (49,421)                (104)
   Surrenders for benefit payments and fees................................               (270)             (40,096)
   Other transactions......................................................                  2                    1
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..            (42,534)             (39,829)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................            (33,597)            (103,337)

NET ASSETS:
   Beginning of period.....................................................             33,597              627,259
                                                                             ------------------  -------------------
   End of period...........................................................  $              --   $          523,922
                                                                             ==================  ===================


                                                                                   INVESCO              INVESCO
                                                                                 DIVERSIFIED           AMERICAN
                                                                                DIVIDEND FUND       FRANCHISE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $           7,372   $           (4,531)
   Net realized gain (loss) on security transactions.......................               7,264                3,505
   Net realized gain distributions.........................................              23,917               32,650
   Change in unrealized appreciation (depreciation) during the period......             (33,425)                 318
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........               5,128               31,942
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              51,529               53,029
   Net transfers...........................................................              88,211              (66,677)
   Surrenders for benefit payments and fees................................             (40,788)             (63,072)
   Other transactions......................................................                  (1)                  --
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (28)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              98,951              (76,748)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             104,079              (44,806)

NET ASSETS:
   Beginning of period.....................................................             499,633              745,262
                                                                             -------------------  -------------------
   End of period...........................................................   $         603,712   $          700,456
                                                                             ===================  ===================


                                                                                   INVESCO
                                                                                 GLOBAL CORE          VANGUARD
                                                                                 EQUITY FUND       500 INDEX FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $             (143)  $         111,254
   Net realized gain (loss) on security transactions.......................                  10               8,257
   Net realized gain distributions.........................................                 159                  --
   Change in unrealized appreciation (depreciation) during the period......              (1,118)            (55,985)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,092)             63,526
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               3,972           1,293,251
   Net transfers...........................................................                  --             223,923
   Surrenders for benefit payments and fees................................                (291)           (391,399)
   Other transactions......................................................                  --                  (2)
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..               3,681           1,125,773
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................               2,589           1,189,299

NET ASSETS:
   Beginning of period.....................................................              28,509           4,547,903
                                                                             -------------------  ------------------
   End of period...........................................................  $           31,098   $       5,737,202
                                                                             ===================  ==================


                                                                                 WELLS FARGO
                                                                                INTERNATIONAL         WELLS FARGO
                                                                                 EQUITY FUND        CORE BOND FUND
                                                                              SUB-ACCOUNT (48)     SUB-ACCOUNT (49)
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              396    $             332
   Net realized gain (loss) on security transactions.......................                 244                  (59)
   Net realized gain distributions.........................................                  --                   --
   Change in unrealized appreciation (depreciation) during the period......                  18                 (831)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                 658                 (558)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               6,386                9,264
   Net transfers...........................................................                  --               14,762
   Surrenders for benefit payments and fees................................              (1,393)             (14,026)
   Other transactions......................................................                  (1)                   1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   (9)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               4,992                9,992
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               5,650                9,434

NET ASSETS:
   Beginning of period.....................................................              56,045               66,195
                                                                             -------------------  -------------------
   End of period...........................................................  $           61,695    $          75,629
                                                                             ===================  ===================

(46) Effective December 4, 2015 Morgan Stanley Institutional Opportunity Portfolio merged with MSIF Global Opportunity Portfolio.

(48) Formerly Wells Fargo Advantage International Equity Fund. Change effective December 15, 2015.

(49) Formerly Wells Fargo Advantage Core Bond Fund. Change effective December 15, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-358

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-359

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                               COLUMBIA SELIGMAN
                                                                                COMMUNICATIONS      COLUMBIA SELIGMAN
                                                                                      AND                GLOBAL
                                                                               INFORMATION FUND      TECHNOLOGY FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          (2,770)   $          (1,448)
   Net realized gain (loss) on security transactions.........................             92,506                7,364
   Net realized gain distributions...........................................             25,111               15,516
   Change in unrealized appreciation (depreciation) during the period........            (74,954)              (7,233)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........             39,893               14,199
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            108,548               30,537
   Net transfers.............................................................             (8,448)              13,949
   Surrenders for benefit payments and fees..................................           (471,944)              (2,437)
   Other transactions........................................................                 (4)                  (1)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                (89)                  (1)
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....           (371,937)              42,047
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................           (332,044)              56,246

NET ASSETS:
   Beginning of period.......................................................            592,323              152,481
                                                                               ------------------  -------------------
   End of period.............................................................  $         260,279    $         208,727
                                                                               ==================  ===================


                                                                                    TIAA-CREF          TIAA-CREF
                                                                                 LARGE CAP VALUE       LARGE CAP
                                                                                   INDEX FUND         GROWTH FUND
                                                                                   SUB-ACCOUNT        SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          16,709   $             858
   Net realized gain (loss) on security transactions.........................             (1,365)              1,819
   Net realized gain distributions...........................................             30,462               1,377
   Change in unrealized appreciation (depreciation) during the period........            (80,947)             (1,194)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........            (35,141)              2,860
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................             95,494              27,004
   Net transfers.............................................................            734,883              28,740
   Surrenders for benefit payments and fees..................................            (26,065)            (10,469)
   Other transactions........................................................                 --                  (1)
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                (19)                 --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....            804,293              45,274
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................            769,152              48,134

NET ASSETS:
   Beginning of period.......................................................             13,605              61,099
                                                                               ------------------  ------------------
   End of period.............................................................  $         782,757   $         109,233
                                                                               ==================  ==================


                                                                                                        TIAA-CREF
                                                                                   TIAA-CREF             EQUITY
                                                                                BOND INDEX FUND        INDEX FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $             265    $           3,953
   Net realized gain (loss) on security transactions.........................                 --                 (299)
   Net realized gain distributions...........................................                 73                4,137
   Change in unrealized appreciation (depreciation) during the period........               (473)             (14,879)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........               (135)              (7,088)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................              7,339               56,730
   Net transfers.............................................................             28,075              165,119
   Surrenders for benefit payments and fees..................................                 --              (22,153)
   Other transactions........................................................                  1                   --
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....             35,415              199,696
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             35,280              192,608

NET ASSETS:
   Beginning of period.......................................................             10,993              151,937
                                                                               ------------------  -------------------
   End of period.............................................................  $          46,273    $         344,545
                                                                               ==================  ===================

                                                                                   MASSMUTUAL
                                                                                  MSCI EAFE(R)        MASSMUTUAL
                                                                                  INTERNATIONAL     RETIRESMART(SM)
                                                                                   INDEX FUND          2015 FUND
                                                                                SUB-ACCOUNT (50)      SUB-ACCOUNT
                                                                               ------------------  ------------------
OPERATIONS:
   Net investment income (loss)..............................................  $              92   $           4,968
   Net realized gain (loss) on security transactions.........................                 --             (21,093)
   Net realized gain distributions...........................................                 12               7,561
   Change in unrealized appreciation (depreciation) during the period........               (495)             (2,520)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations...........               (391)            (11,084)
                                                                               ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases.................................................................                483              89,680
   Net transfers.............................................................              5,209             (21,907)
   Surrenders for benefit payments and fees..................................                 (1)           (154,069)
   Other transactions........................................................                 --                  --
   Death benefits............................................................                 --                  --
   Net loan activity.........................................................                 --                  --
   Net annuity transactions..................................................                 --                  --
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions....              5,691             (86,296)
                                                                               ------------------  ------------------
   Net increase (decrease) in net assets.....................................              5,300             (97,380)

NET ASSETS:
   Beginning of period.......................................................                 --             421,378
                                                                               ------------------  ------------------
   End of period.............................................................  $           5,300   $         323,998
                                                                               ==================  ==================


                                                                                  MASSMUTUAL           MASSMUTUAL
                                                                                RETIRESMART(SM)      RETIRESMART(SM)
                                                                                   2020 FUND            2025 FUND
                                                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                                                               ------------------  -------------------
OPERATIONS:
   Net investment income (loss)..............................................  $          32,046    $           7,236
   Net realized gain (loss) on security transactions.........................             (6,596)              (8,704)
   Net realized gain distributions...........................................             12,979               17,728
   Change in unrealized appreciation (depreciation) during the period........            (72,039)             (37,113)
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations...........            (33,610)             (20,853)
                                                                               ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases.................................................................            125,666              177,753
   Net transfers.............................................................             74,636               13,049
   Surrenders for benefit payments and fees..................................            (78,996)            (171,140)
   Other transactions........................................................                 --                   (1)
   Death benefits............................................................                 --                   --
   Net loan activity.........................................................                 --                   --
   Net annuity transactions..................................................                 --                   --
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions....            121,306               19,661
                                                                               ------------------  -------------------
   Net increase (decrease) in net assets.....................................             87,696               (1,192)

NET ASSETS:
   Beginning of period.......................................................            791,241              728,542
                                                                               ------------------  -------------------
   End of period.............................................................  $         878,937    $         727,350
                                                                               ==================  ===================

(50)  Funded as of August 10, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-360

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-361

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                 MASSMUTUAL          MASSMUTUAL
                                                                               RETIRESMART(SM)     RETIRESMART(SM)
                                                                                  2030 FUND           2035 FUND
                                                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           9,138   $           5,160
   Net realized gain (loss) on security transactions.......................            (17,056)             (1,262)
   Net realized gain distributions.........................................             53,478              15,741
   Change in unrealized appreciation (depreciation) during the period......            (81,431)            (36,165)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (35,871)            (16,526)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            158,933             155,969
   Net transfers...........................................................             46,714              48,853
   Surrenders for benefit payments and fees................................           (103,239)           (167,185)
   Other transactions......................................................                 --                  (3)
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                 --                  --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..            102,408              37,634
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             66,537              21,108

NET ASSETS:
   Beginning of period.....................................................            825,424             591,211
                                                                             ------------------  ------------------
   End of period...........................................................  $         891,961   $         612,319
                                                                             ==================  ==================

                                                                                 MASSMUTUAL         MASSMUTUAL
                                                                               RETIRESMART(SM)    RETIRESMART(SM)
                                                                                  2040 FUND          2045 FUND
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT
                                                                             ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $           5,187   $           3,850
   Net realized gain (loss) on security transactions.......................            (14,187)             (5,756)
   Net realized gain distributions.........................................             47,019              12,931
   Change in unrealized appreciation (depreciation) during the period......            (61,721)            (24,704)
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........            (23,702)            (13,679)
                                                                             ------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            178,592             100,648
   Net transfers...........................................................             13,433              25,002
   Surrenders for benefit payments and fees................................           (103,556)            (63,464)
   Other transactions......................................................                 --                   1
   Death benefits..........................................................                 --                  --
   Net loan activity.......................................................                (73)                 --
   Net annuity transactions................................................                 --                  --
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             88,396              62,187
                                                                             ------------------  ------------------
   Net increase (decrease) in net assets...................................             64,694              48,508

NET ASSETS:
   Beginning of period.....................................................            584,245             376,836
                                                                             ------------------  ------------------
   End of period...........................................................  $         648,939   $         425,344
                                                                             ==================  ==================

                                                                                MASSMUTUAL           MASSMUTUAL
                                                                              RETIRESMART(SM)      RETIRESMART(SM)
                                                                                 2050 FUND       IN RETIREMENT FUND
                                                                                SUB-ACCOUNT          SUB-ACCOUNT
                                                                             ------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           2,151    $             347
   Net realized gain (loss) on security transactions.......................             (7,539)                (768)
   Net realized gain distributions.........................................             20,353                   --
   Change in unrealized appreciation (depreciation) during the period......            (27,609)                 (22)
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (12,644)                (443)
                                                                             ------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................            100,146               11,157
   Net transfers...........................................................             13,200                   --
   Surrenders for benefit payments and fees................................            (27,955)              (6,446)
   Other transactions......................................................                  1                   --
   Death benefits..........................................................                 --                   --
   Net loan activity.......................................................                 --                   --
   Net annuity transactions................................................                 --                   --
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             85,392                4,711
                                                                             ------------------  -------------------
   Net increase (decrease) in net assets...................................             72,748                4,268

NET ASSETS:
   Beginning of period.....................................................            272,886                6,362
                                                                             ------------------  -------------------
   End of period...........................................................  $         345,634    $          10,630
                                                                             ==================  ===================

                                                                                 MASSMUTUAL
                                                                               RETIRESMART(SM)     AMERICAN CENTURY
                                                                                    2055             HERITAGE FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................   $             483    $          (5,712)
   Net realized gain (loss) on security transactions.......................                 (25)              (4,861)
   Net realized gain distributions.........................................                 917               84,283
   Change in unrealized appreciation (depreciation) during the period......              (2,740)             (76,411)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,365)              (2,701)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              33,556              123,469
   Net transfers...........................................................                  --               90,539
   Surrenders for benefit payments and fees................................                (527)            (144,505)
   Other transactions......................................................                  --                   (3)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (67)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              33,029               69,433
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................              31,664               66,732

NET ASSETS:
   Beginning of period.....................................................              28,456              630,556
                                                                             -------------------  -------------------
   End of period...........................................................   $          60,120    $         697,288
                                                                             ===================  ===================

                                                                                 CLEARBRIDGE         FIDELITY VIP
                                                                                  SMALL CAP          FREEDOM 2050
                                                                                 VALUE FUND            PORTFOLIO
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT (51)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $              (29)  $               3
   Net realized gain (loss) on security transactions.......................                 517                  --
   Net realized gain distributions.........................................                  77                   1
   Change in unrealized appreciation (depreciation) during the period......              (1,315)                 (3)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                (750)                  1
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 137                 203
   Net transfers...........................................................             (10,520)                 --
   Surrenders for benefit payments and fees................................                (129)                 --
   Other transactions......................................................                   1                  --
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..             (10,511)                203
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................             (11,261)                204

NET ASSETS:
   Beginning of period.....................................................              13,073                  --
                                                                             -------------------  ------------------
   End of period...........................................................  $            1,812   $             204
                                                                             ===================  ==================

(51)  Funded as of August 20, 2015.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-362

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-363

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                  MSIF GLOBAL           HARTFORD
                                                                                  OPPORTUNITY        GLOBAL CAPITAL
                                                                                   PORTFOLIO          APPRECIATION
                                                                             SUB-ACCOUNT (46)(47)       FUND (++)
                                                                             --------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $             (37)   $           3,345
   Net realized gain (loss) on security transactions.......................                  --               42,371
   Net realized gain distributions.........................................                  --               61,681
   Change in unrealized appreciation (depreciation) during the period......                (966)            (123,549)
                                                                             --------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........              (1,003)             (16,152)
                                                                             --------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 602              120,726
   Net transfers...........................................................              49,421               (7,907)
   Surrenders for benefit payments and fees................................                 (13)            (326,778)
   Other transactions......................................................                  --                  (53)
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                  (15)
   Net annuity transactions................................................                  --                   --
                                                                             --------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..              50,010             (214,027)
                                                                             --------------------  ------------------
   Net increase (decrease) in net assets...................................              49,007             (230,179)

NET ASSETS:
   Beginning of period.....................................................                  --            1,374,404
                                                                             --------------------  ------------------
   End of period...........................................................   $          49,007    $       1,144,224
                                                                             ====================  ==================

                                                                               MM RUSSELL 2000        MASSMUTUAL
                                                                                  SMALL CAP           S&P 500(R)
                                                                                 INDEX FUND           INDEX FUND
                                                                              SUB-ACCOUNT (52)     SUB-ACCOUNT (53)
                                                                             -------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................  $               19   $             348
   Net realized gain (loss) on security transactions.......................                  --                   2
   Net realized gain distributions.........................................                  68                 568
   Change in unrealized appreciation (depreciation) during the period......                (161)               (397)
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from operations.........                 (74)                521
                                                                             -------------------  ------------------

UNIT TRANSACTIONS:
   Purchases...............................................................                 853              12,378
   Net transfers...........................................................               2,048              16,235
   Surrenders for benefit payments and fees................................                  (2)                (15)
   Other transactions......................................................                  --                  (1)
   Death benefits..........................................................                  --                  --
   Net loan activity.......................................................                  --                  --
   Net annuity transactions................................................                  --                  --
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets resulting from unit transactions..               2,899              28,597
                                                                             -------------------  ------------------
   Net increase (decrease) in net assets...................................               2,825              29,118

NET ASSETS:
   Beginning of period.....................................................                  --                  --
                                                                             -------------------  ------------------
   End of period...........................................................  $            2,825   $          29,118
                                                                             ===================  ==================

                                                                                                        RUSSELL
                                                                               MM S&P MID CAP          BALANCED
                                                                                 INDEX FUND          STRATEGY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $            2,277    $           1,119
   Net realized gain (loss) on security transactions.......................                 (13)              (1,774)
   Net realized gain distributions.........................................              11,060               13,838
   Change in unrealized appreciation (depreciation) during the period......             (23,370)             (23,365)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........             (10,046)             (10,182)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              17,745               79,892
   Net transfers...........................................................             264,313               13,548
   Surrenders for benefit payments and fees................................                (232)            (179,906)
   Other transactions......................................................                   1                    1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  (2)                  --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..             281,825              (86,465)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................             271,779              (96,647)

NET ASSETS:
   Beginning of period.....................................................                 195              283,956
                                                                             -------------------  -------------------
   End of period...........................................................  $          271,974    $         187,309
                                                                             ===================  ===================

                                                                                   RUSSELL              RUSSELL
                                                                                CONSERVATIVE            GROWTH
                                                                                STRATEGY FUND        STRATEGY FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $              308    $           1,235
   Net realized gain (loss) on security transactions.......................                 (41)                 436
   Net realized gain distributions.........................................               2,195                   --
   Change in unrealized appreciation (depreciation) during the period......              (3,205)             (20,478)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........                (743)             (18,807)
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................               9,328               72,290
   Net transfers...........................................................                 568               (2,107)
   Surrenders for benefit payments and fees................................                 (91)             (22,934)
   Other transactions......................................................                   1                    1
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --                   --
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..               9,806               47,250
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................               9,063               28,443

NET ASSETS:
   Beginning of period.....................................................              18,248              401,567
                                                                             -------------------  -------------------
   End of period...........................................................  $           27,311    $         430,010
                                                                             ===================  ===================

                                                                                   RUSSELL
                                                                                  MODERATE               PIMCO
                                                                                STRATEGY FUND      TOTAL RETURN FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  ----------------------
OPERATIONS:
   Net investment income (loss)............................................   $           4,016    $         619,356
   Net realized gain (loss) on security transactions.......................                (109)            (436,179)
   Net realized gain distributions.........................................              30,858              929,180
   Change in unrealized appreciation (depreciation) during the period......             (43,677)          (1,047,805)
                                                                             -------------------  ----------------------
   Net increase (decrease) in net assets resulting from operations.........              (8,912)              64,552
                                                                             -------------------  ----------------------

UNIT TRANSACTIONS:
   Purchases...............................................................              26,157            5,778,402
   Net transfers...........................................................              (1,151)          (6,817,269)
   Surrenders for benefit payments and fees................................              (1,086)          (7,199,305)
   Other transactions......................................................                   1                  474
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                  --               (1,445)
   Net annuity transactions................................................                  --                   --
                                                                             -------------------  ----------------------
   Net increase (decrease) in net assets resulting from unit transactions..              23,921           (8,239,143)
                                                                             -------------------  ----------------------
   Net increase (decrease) in net assets...................................              15,009           (8,174,591)

NET ASSETS:
   Beginning of period.....................................................             284,407           35,196,942
                                                                             -------------------  ----------------------
   End of period...........................................................   $         299,416    $      27,022,351
                                                                             ===================  ======================

(46) Effective December 4, 2015 Morgan Stanley Institutional Opportunity Portfolio merged with MSIF Global Opportunity Portfolio.

(47)   Funded as of December 4, 2015.

(52)   Funded as October 19, 2015.

(53)   Funded as of July 14, 2015.

(++) Sub-account was previously reported on a combined basis, in order to align with current year presentation, amounts have been split out on a separate basis between the Hartford Capital Appreciation Fund and the Hartford Global Capital Appreciation Fund



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-364

---------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   SA-365

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE PERIOD ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                    PIMCO              HIMCO VIT
                                                                              REAL RETURN FUND        INDEX FUND
                                                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                                             -------------------  -------------------
OPERATIONS:
   Net investment income (loss)............................................  $           57,600   $          (16,055)
   Net realized gain (loss) on security transactions.......................            (299,234)             257,700
   Net realized gain distributions.........................................                  --              130,298
   Change in unrealized appreciation (depreciation) during the period......            (348,758)            (309,720)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from operations.........            (590,392)              62,223
                                                                             -------------------  -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................           2,881,780              680,299
   Net transfers...........................................................            (760,108)            (153,076)
   Surrenders for benefit payments and fees................................          (4,708,446)          (1,090,635)
   Other transactions......................................................                 376                7,427
   Death benefits..........................................................                  --                   --
   Net loan activity.......................................................                (683)                (276)
   Net annuity transactions................................................                  --              (10,872)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets resulting from unit transactions..          (2,587,081)            (567,133)
                                                                             -------------------  -------------------
   Net increase (decrease) in net assets...................................          (3,177,473)            (504,910)

NET ASSETS:
   Beginning of period.....................................................          21,584,638           11,329,093
                                                                             -------------------  -------------------
   End of period...........................................................  $       18,407,165   $       10,824,183
                                                                             ===================  ===================

                                                                                  OAK RIDGE
                                                                                  SMALL CAP
                                                                                 GROWTH FUND
                                                                                 SUB-ACCOUNT
                                                                             -------------------
OPERATIONS:
   Net investment income (loss)............................................   $          (5,646)
   Net realized gain (loss) on security transactions.......................                 365
   Net realized gain distributions.........................................              40,630
   Change in unrealized appreciation (depreciation) during the period......             (77,330)
                                                                             -------------------
   Net increase (decrease) in net assets resulting from operations.........             (41,981)
                                                                             -------------------

UNIT TRANSACTIONS:
   Purchases...............................................................             149,925
   Net transfers...........................................................              21,571
   Surrenders for benefit payments and fees................................            (124,481)
   Other transactions......................................................                  (5)
   Death benefits..........................................................                  --
   Net loan activity.......................................................                 (15)
   Net annuity transactions................................................                  --
                                                                             -------------------
   Net increase (decrease) in net assets resulting from unit transactions..              46,995
                                                                             -------------------
   Net increase (decrease) in net assets...................................               5,014

NET ASSETS:
   Beginning of period.....................................................             620,079
                                                                             -------------------
   End of period...........................................................   $         625,093
                                                                             ===================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-366

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


---------------------------------------------------------------------------
I.   ORGANIZATION:

     Separate Account Eleven (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC.

     On January 1, 2013, the Sponsor Company entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (the "Agent for Service") to re-insure the obligations of the Sponsor Company and to provide administration of the Account. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

     The Account is comprised of the following Sub-Accounts:
     American Century Equity Income Fund, American Century Growth Fund, American Century Ultra(R) Fund, American Century VP Balanced Fund, American Century VP International Fund, American Century Small Cap Value Fund, American Century Large Company Value Fund, American Century Inflation-Adjusted Bond Fund, American Century Equity Growth Fund, American Century VP Income & Growth Fund, American Century VP Ultra Fund, American Century VP Value Fund, American Century Mid Cap Value Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Diversified Dividend Fund, Invesco European Growth Fund, Invesco International Growth Fund, Invesco Mid Cap Core Equity Fund, Invesco Small Cap Growth Fund, Invesco Real Estate Fund, Invesco Small Cap Equity Fund, Invesco Developing Markets Fund, American Century Diversified Bond Fund, Domini Impact Equity Fund (formerly Domini Social Equity Fund), AB Global Bond Fund, AB Global Risk Allocation Fund, AB Growth and Income Fund, AB International Growth Fund, AB International Value Fund, AB Global Value Fund*, AB Growth Fund, AB Discovery Growth Fund, AB Discovery Value Fund, AB Value Fund, AB High Income Fund, American Funds AMCAP Fund(R), American Funds American Balanced Fund(R), American Funds Capital Income Builder(R), American Funds EuroPacific Growth Fund, American Funds Fundamental Investors Fund(SM), American Funds New Perspective Fund(R), American Funds The Bond Fund of America(R), American Funds The Growth Fund of America(R), American Funds The Income Fund of America(R), American Funds The Investment Company of America(R), American Funds The New Economy Fund(R), American Funds Washington Mutual Investors Fund(SM), American Funds American Mutual Fund(R), American Funds Capital World Growth and Income Fund(R), American Funds SMALLCAP World Fund(R), Ariel Appreciation Fund, Ariel Fund, Artisan Mid Cap Value Fund, Ave Maria Opportunity Fund*, Ave Maria Rising Dividend Fund, Ave Maria Catholic Values Fund, Ave Maria Growth Fund, BlackRock LifePath(R) Dynamic 2020 Fund (formerly BlackRock LifePath(R) 2020 Portfolio), BlackRock LifePath(R) Dynamic 2030 Fund (formerly BlackRock LifePath(R) 2030 Portfolio), BlackRock LifePath(R) Dynamic 2040 Fund (formerly BlackRock LifePath(R) 2040 Portfolio), BlackRock LifePath(R) Dynamic Retirement Fund (formerly BlackRock LifePath(R) Retirement Fund), BlackRock LifePath(R) Dynamic 2050 Fund (formerly BlackRock LifePath(R) 2050 Portfolio), BlackRock LifePath(R) Dynamic 2025 Fund (formerly BlackRock LifePath 2025 Fund), BlackRock LifePath(R) Dynamic 2035 Fund (formerly BlackRock LifePath 2035 Fund), BlackRock LifePath(R) Dynamic 2045 Fund (formerly BlackRock LifePath 2045 Fund), BlackRock LifePath(R) Dynamic 2055 Fund (formerly BlackRock LifePath 2055 Fund), Baron Small Cap Fund, BlackRock U.S. Government Bond Portfolio, BlackRock Equity Dividend Fund, BlackRock Capital Appreciation Fund, BlackRock Flexible Equity Fund, Calvert VP SRI Balanced Portfolio, Calvert Equity Portfolio, Calvert Bond Portfolio, Calvert Income Fund, Columbia Contrarian Core Fund, Columbia Small Cap Value I Fund, Columbia Mid Cap Value Fund, Columbia Acorn Fund, Columbia Large Cap Growth Fund III (merged with Columbia Large Cap Growth Fund V and Columbia Large Cap Growth Fund II), CRM Mid Cap Value Fund, Columbia Disciplined Small Core Fund (formerly Columbia Small Cap Core
     Fund), Calamos Global Equity Fund, Calamos International Growth Fund, Davis Financial Fund, Davis New York Venture Fund, Davis Opportunity Fund, Delaware Diversified Income Fund, Delaware Extended Duration Bond Fund, Dreyfus Bond Market Index Fund, Dreyfus VIF Appreciation Portfolio, Dreyfus International Stock Index Fund, Dreyfus MidCap Index Fund, Dreyfus SmallCap Stock Index Fund, Dreyfus VIF Growth and Income Portfolio, Dreyfus VIF Quality Bond Portfolio Fund, Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus S&P 500 Index Fund, Dreyfus Intermediate Term Income Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Worldwide Health Sciences Fund, Eaton Vance Income Fund of Boston, Eaton Vance Balanced Fund, Eaton Vance Atlanta Capital SMID-Cap Fund, Wells Fargo Asset Allocation Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Utility & Telecommunications Fund, Alger Capital Appreciation Institutional Portfolio, Alger Mid Cap Growth Institutional Fund, Alger Small Cap Growth Institutional Fund, Nuveen Mid Cap Index Fund, Nuveen Small Cap Index, Nuveen Equity Index Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Small Cap Select


--------------------------------------------------------------------------------
                                   SA-367

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------
     Fund, Nuveen Santa Barbara Dividend Growth Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Value Strategies Fund, Fidelity Advisor Leveraged Company Stock Fund, Federated Equity Income Fund, Inc., Federated Fund for U.S. Government Securities Fund, Federated MDT Mid Cap Growth Strategies Fund, Federated High Income Bond Fund, Federated Kaufmann Fund, Federated Short-Term Income Fund, Federated Total Return Bond Fund, Federated Clover Small Value Fund, Federated International Leaders Fund, Fidelity(R) VIP Growth Opportunities Portfolio, Fidelity(R) VIP Overseas Portfolio, Fidelity(R) VIP Value Strategies Portfolio, Fidelity VIP Balanced Fund, Fidelity(R) VIP Growth & Income Portfolio, Fidelity(R) VIP Freedom 2020 Portfolio, Fidelity(R) VIP Freedom 2035 Portfolio, Fidelity(R) VIP Freedom 2030 Portfolio, Fidelity(R) VIP Freedom 2015 Portfolio, Fidelity(R) VIP Freedom 2025 Portfolio, Fidelity(R) VIP FundsManager 70% Portfolio, Fidelity Advisor(R) Stock Selector All Cap Fund, Templeton Global Opportunities Trust, Templeton Developing Markets Trust, Franklin High Income Fund, Franklin Strategic Income Fund, Templeton Global Bond Fund, Franklin U.S. Government Securities Fund, Franklin Small Cap Value Fund, Franklin Mutual Global Discovery Fund, Templeton Growth Fund, Franklin Income Fund, Franklin Growth Fund, Franklin Total Return Fund, Franklin Balance Sheet Investment Fund, Franklin Mutual Beacon Fund, Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Franklin Conservative Allocation Fund, Franklin Growth Allocation Fund, Franklin Moderate Allocation Fund, Templeton Foreign Fund, Franklin Small-Mid Cap Growth Fund, Highland Premier Growth Equity, Goldman Sachs Income Builder Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Government Income Fund, Goldman Sachs Growth & Income Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Focused International Equity Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs High Yield Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Satellite Strategies Portfolio, Frost Value Equity Fund*, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, The Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund*, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, The Hartford Checks and Balances Fund, The Hartford High Yield, The Hartford Target Retirement 2030 Fund, The Hartford Dividend and Growth Fund, The Hartford International Opportunities Fund, The Hartford MidCap Fund, The Hartford Small Company Fund, The Hartford Total Return Bond Fund, The Hartford Healthcare Fund, The Hartford Growth Opportunities Fund, The Hartford Value Opportunities Fund, Hartford Moderate Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Capital Appreciation Fund, The Hartford Growth Allocation Fund, The Hartford Inflation Plus Fund, The Hartford Equity Income Fund, The Hartford Balanced Income Fund, The Hartford International Small Company Fund, The Hartford MidCap Value Fund, The Hartford Global All-Asset Fund*, Hotchkis and Wiley Large Cap Value Fund, Invesco V.I. Technology Fund, Invesco Technology Fund, Ivy Global Natural Resources Fund, Ivy Large Cap Growth Fund, Ivy Science & Technology Fund, Ivy Asset Strategy Fund, Janus Aspen Forty Portfolio, Janus Aspen Global Research Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Overseas Portfolio, Janus Flexible Bond Fund, Janus Forty Fund, Janus Balanced Fund, Janus Enterprise Fund, Janus Overseas Fund, Janus Global Research Fund, Perkins Mid Cap Value Fund, Prudential Jennison Natural Resources Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Jennison 20/20 Focus Fund, JPMorgan Large Cap Growth Fund, JPMorgan Core Bond Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan U.S. Equity Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement Income Fund, JP Morgan Smart Retirement 2055 Fund, Keeley Small Cap Value Fund, Loomis Sayles Bond Fund, LKCM Aquinas Catholic Equity Fund (formerly LKCM Aquinas Value Fund) (merged with LKCM Aquinas Growth Fund), Lord Abbett Affiliated Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth Opportunities fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Total Return Fund, Lord Abbett Developing Growth Fund, Lord Abbett International Core Equity Fund, Lord Abbett Value Opportunities Fund, Clearbridge Value Trust, BMO Mid-Cap Value Fund, MassMutual RetireSMART(SM) 2010 Fund, MFS(R) Emerging Markets Debt Fund, Massachusetts Investors Growth Stock Fund, MFS High Income Fund, MFS International New Discovery Fund, MFS Mid Cap Growth Fund, MFS New Discovery Fund, MFS Research International


--------------------------------------------------------------------------------
                                   SA-368

---------------------------------------------------------------------------
     Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Total Return Bond Fund, MFS Massachusetts Investors Trust, MFS International Growth Fund, MFS Core Equity Fund, MFS Government Securities Fund, MFS International Value Fund, MFS Technology Fund, MFS Core Equity Series, MFS Investors Growth Stock Series*, MFS Utilities Series, MFS Growth Fund, MFS High Yield Portfolio, BlackRock Global Allocation Fund, Inc., BlackRock Large Cap Core Fund, BlackRock Value Opportunities Fund, Inc., BlackRock Small Cap Growth Fund II, BlackRock Mid Cap Value Opportunities Fund, BlackRock International Opportunities Portfolio, BlackRock Mid Cap Growth Equity Portfolio, Victory Munder Mid-Cap Core Growth Fund, Neuberger Berman Socially Responsive Fund, Nuveen NWQ International Value Fund (formerly Nuveen Tradewinds International Value Fund), The Oakmark International Small Cap Fund, The Oakmark Equity and Income Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer International Growth Fund, Oppenheimer Main Street Fund, Oppenheimer Global Strategic Income Fund, Oppenheimer Main Street Mid Cap Fund, Oppenheimer Developing Markets Fund, Oppenheimer Equity Fund, Oppenheimer Capital Income Fund, Oppenheimer International Bond Fund, Oppenheimer Mid Cap Value Fund, Oppenheimer Main Street Select Fund(R), Oppenheimer Gold & Special Minerals Fund, Oppenheimer Real Estate Fund, Oppenheimer Equity Income Fund, Oppenheimer International Diversified Fund, Oppenheimer Rising Dividends Fund, Putnam Global Equity Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Pioneer Disciplined Value Fund, Pioneer Emerging Markets Fund, Pioneer Equity Income Fund, Pioneer Fundamental Growth Fund, AllianzGI NFJ International Value Fund, AllianzGI NFJ Small-Cap Value Fund, AllianzGI NFJ Dividend Value Fund, AMG Managers Cadence Mid Cap Fund, PIMCO Total Return Fund, PIMCO Emerging Markets Bond Fund, PIMCO Real Return Fund, Pioneer Fund, Pioneer High Yield Fund, Pioneer Strategic Income Fund, Pioneer Mid Cap Value Fund, Pioneer Select Mid Cap Growth Fund, PIMCO Total Return III Fund, Putnam Equity Income Fund, Putnam High Yield Advantage Fund, Putnam International Equity Fund, Putnam Investors Fund*, Putnam Multi-Cap Growth Fund, Putnam International Capital Opportunities Fund, Putnam Small Cap Growth Fund, Royce Total Return Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Value Fund, Victory RS Value Fund (merged with RS Value Fund), Columbia Diversified Equity Income Fund, Columbia Small/Mid Cap Value Fund, RidgeWorth Ceredex Small Cap Value Equity Fund (formerly RidgeWorth Small Cap Value Equity Fund), RidgeWorth Ceredex Mid-Cap Value Equity Fund (formerly RidgeWorth Mid-Cap Value Equity Fund), RidgeWorth Seix Total Return Bond Fund, RidgeWorth Ceredex Large Cap Value Equity Fund (formerly RidgeWorth Large Cap Value Equity Fund), Deutsche Real Estate Securities Fund, Deutsche Equity Dividend Fund, Deutsche Capital Growth Fund, Deutsche Enhanced Emerging Markets Fixed Income, SSgA S&P 500 Index Fund, Deutsche Core Equity VIP, Deutsche Global Growth Fund, Select Overseas Fund, MassMutual Select Total Return Bond Fund, Select T. Rowe Price/Frontier MC Gr II Fund, Select Western Strategic Bond Fund, ClearBridge Appreciation Fund, ClearBridge Aggressive Growth Fund, ClearBridge All Cap Value Fund, ClearBridge Mid Cap Fund (formely ClearBridge Mid Cap Core Fund), ClearBridge Small Cap Growth Fund, Thornburg International Value Fund, Thornburg Value Fund, Thornburg Core Growth Fund, Timothy Plan Large/Mid Cap Value Fund, UBS Dynamic Alpha Fund*, T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Equity Income Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement Balanced Fund, UBS Global Allocation Fund, UBS US Allocation Fund, Vanguard Small-Cap Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Total Bond Market Index Fund, Vanguard Total Stock Market Index Fund, Victory Diversified Stock Fund, Victory Special Value Fund, Victory Sycamore Small Company Opportunity Fund, Victory Sycamore Established Value Fund, Invesco Small Cap Discovery Fund, Invesco Comstock Fund, Invesco Equity and Income Fund, Invesco Growth and Income Fund, Invesco Mid Cap Growth Fund, Invesco Quality Income Fund (formerly Invesco U.S. Mortgage Fund), Invesco Small Cap Value Fund, Invesco American Value Fund, Invesco Value Opportunities Fund, Invesco Diversified Dividend Fund, Invesco American Franchise Fund, Invesco Global Core Equity Fund, Vanguard 500 Index Fund, Wells Fargo International Equity Fund, Wells Fargo Core Bond Fund, Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, Columbia Select Smaller-Cap Value Fund (merged with Columbia Multi-Advisor Small Cap Value Fund), TIAA-CREF Large Cap Value Index Fund, TIAA-CREF Large Cap Growth Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Equity Index Fund, MM MSCI EAFE(R) International Index Fund, MassMutual RetireSMART(SM) 2015 Fund, MassMutual RetireSMARTS(SM) 2020 Fund, MassMutual RetireSMART(SM) 2025 Fund, MassMutual RetireSMART(SM) 2030 Fund, MassMutual RetireSMART(SM) 2035 Fund, MassMutual RetireSMART(SM) 2040 Fund, MassMutual RetireSMART(SM) 2045 Fund, MassMutual RetireSMART(SM) 2050 Fund, MassMutual RetireSMART(SM) In Retirement Fund,


--------------------------------------------------------------------------------
                                   SA-369

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------
     MassMutual RetireSMART(SM) 2055, American Century Heritage Fund, ClearBridge Small Cap Value Fund, Oak Ridge Small Cap Growth Fund, HIMCO VIT Index Fund, MassMutual Premier Small Cap Opportunities Fund, Fidelity VIP Freedom 2050 Portfolio, Ivy Small Cap Growth Fund, MSIF Global Opportunity Portfolio, JPMorgan U.S. Government Money Market Fund, American Century U.S. Government Money Market Fund, Columbia Select International Equity Fund (merged with Columbia International Opportunities Fund), Putnam Growth Opportunities Fund (merged with Putnam Voyager Fund), John Hancock New Opportunities Fund (merged with John Hancock Small Cap Equity Fund), MM Russell 2000(R) Small Cap Index Fund, MM S&P 500(R) Index Fund, MM S&P Mid Cap Index Fund, Russell Balanced Strategy Fund, Russell Conservative Strategy Fund, Russell Growth Strategy Fund, and Russell Moderate Strategy Fund.


    * These funds were not funded as of December 31, 2016, and as a result, are not presented in the statements of assets and liabilities.


   ++  During 2016, the following sub-accounts were liquidated:
       American Century Prime Money Market Fund
       JP Morgan Prime Money Market Fund

     The sub-accounts are invested in mutual funds (the "Funds") of the same name.

     If a Fund is subject to a merger by the fund manager, the Sub-account invested in the surviving Fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are reflected in the statements of changes in net assets as a net transfer. For financial statement purposes, assets received by the Sub-Account were recorded at fair value as follows:


     SURVIVING SUB-ACCOUNT                    ASSETS RECEIVED IN 2016
     ---------------------------------------  -----------------------
     Victory RS Value Fund..................        $  2,084,381
     Columbia Select Smaller-Cap
       Value Fund...........................              16,924
     Columbia Select International
       Equity Fund..........................               8,231
     Putnam Growth
       Opportunities Fund...................               1,229
     John Hancock New
       Opportunities Fund...................             547,676
     Columbia Large
       Cap Growth III.......................             562,783
     LKCM Aquinas Catholic
       Equity Fund..........................             272,047

     SURVIVING SUB-ACCOUNT                    ASSETS RECEIVED IN 2015
     ---------------------------------------  -----------------------
     MSIF Global Opportunity
       Portfolio............................         $  49,421

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

     a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions income is accrued as of the exdividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

     b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

     c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant


--------------------------------------------------------------------------------
                                   SA-370

---------------------------------------------------------------------------
        estimate contained within the financial statements are the fair value measurements.

     e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

     f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2016 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

        Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

        Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

        Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

        In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

        As of December 31, 2016, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2015 and 2016.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

     Each Sub-Account is charged certain fees, according to contract terms, as follows:

     a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

     b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     d) TRANSACTIONS WITH RELATED PARTIES -- Affiliates of both the Sponsor Company and the Agent for Service act in the capacity of investment advisor to certain funds that are available to the Sub-Accounts. The closing net asset value of the associated fund are subject to the following fee rates paid to the affiliate



--------------------------------------------------------------------------------
                                   SA-371


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SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------

     INVESTMENT ADVISOR                                    FUND FAMILY                   MAXIMUM ANNUAL FEE     AFFILIATED PARTY
     ---------------------------------------------------   ----------------------------  --------------------   --------------------
     Hartford Funds                                        Hartford HLS                                 0.90%   Sponsor Company
     MML Investment Advisers, LLC                          MassMutual RetireSMART                       0.21%   Agent for Service
     OFI Global Asset Management, Inc.                     Oppenheimer                                  1.00%   Agent for Service
     Hartford Investment Management Company (HIMCO)        HIMCO VIT                                    0.30%   Sponsor Company

4.   PURCHASES AND SALES OF INVESTMENTS:

     The cost of purchases and proceeds from sales of Investments for the period ended December 31, 2016 were as follows:


                                                                                                         PURCHASES       PROCEEDS
SUB-ACCOUNT                                                                                               AT COST       FROM SALES
--------------------------------------------------------------------------------------------------     ------------   --------------
American Century Equity Income Fund...............................................................     $  6,539,608   $    6,330,644
American Century Growth Fund......................................................................        1,982,016        9,811,412
American Century Ultra(R) Fund....................................................................          113,016           37,916
American Century VP Balanced Fund.................................................................           24,940           26,983
American Century VP International Fund............................................................            1,256               30
American Century Small Cap Value Fund.............................................................          509,362        1,768,751
American Century Large Company Value Fund.........................................................            4,484            8,665
American Century Inflation-Adjusted Bond Fund.....................................................           22,079            7,363
American Century Equity Growth Fund...............................................................           29,200              981
American Century VP Income & Growth Fund..........................................................           24,068          164,633
American Century VP Ultra Fund....................................................................           30,577           19,164
American Century VP Value Fund....................................................................           98,529           93,684
American Century Mid Cap Value Fund...............................................................          478,984           55,008
Invesco V.I. Small Cap Equity Fund................................................................           83,348           36,761
Invesco V.I. Diversified Dividend Fund............................................................            1,112           70,934
Invesco European Growth Fund......................................................................          305,372          280,591
Invesco International Growth Fund.................................................................           72,517           58,694
Invesco Mid Cap Core Equity Fund..................................................................           52,098            3,280
Invesco Small Cap Growth Fund.....................................................................          617,642          342,045
Invesco Real Estate Fund..........................................................................        2,080,113        2,771,216
Invesco Small Cap Equity Fund.....................................................................          161,734          164,950
Invesco Developing Markets Fund...................................................................          387,141          348,958
American Century Diversified Bond Fund............................................................           45,548            3,233
American Century Prime Money Market Fund..........................................................          179,074        1,237,027
Domini Impact Equity Fund.........................................................................          493,680          217,507
AB Global Bond Fund...............................................................................           16,626           16,308
AB Global Risk Allocation Fund....................................................................           34,193           17,070
AB Growth and Income Fund.........................................................................           22,669           11,538
AB International Growth Fund......................................................................           73,959           66,773
AB International Value Fund.......................................................................          211,301          346,305
AB Growth Fund....................................................................................            4,785           16,353
AB Discovery Growth Fund..........................................................................           27,956           85,130
AB Discovery Value Fund...........................................................................          364,702          364,806
AB Value Fund*....................................................................................            6,438              125
AB High Income Fund...............................................................................          408,144          192,069
American Funds AMCAP Fund(R)......................................................................          510,981        1,006,727
American Funds American Balanced Fund(R)..........................................................        1,715,559        1,196,463
American Funds Capital Income Builder(R)..........................................................        2,754,734        3,440,122
American Funds EuroPacific Growth Fund............................................................        4,156,344        7,487,938
American Funds Fundamental Investors Fund(SM).....................................................        4,152,016        4,705,867
American Funds New Perspective Fund(R)............................................................        1,803,162        1,613,333
American Funds The Bond Fund of America(R)........................................................          888,233          964,295


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                                   SA-372

---------------------------------------------------------------------------

                                                                                                         PURCHASES       PROCEEDS
SUB-ACCOUNT                                                                                               AT COST       FROM SALES
--------------------------------------------------------------------------------------------------     ------------   --------------
American Funds The Growth Fund of America(R)......................................................     $  7,578,607   $    8,766,594
American Funds The Income Fund of America(R)......................................................        3,375,493        2,966,271
American Funds The Investment Company of America(R)...............................................        1,784,601        1,442,697
American Funds The New Economy Fund(R)............................................................          509,082          436,648
American Funds Washington Mutual Investors Fund(SM)...............................................          997,591          896,715
American Funds American Mutual Fund(R)............................................................          919,288        2,340,633
American Funds Capital World Growth and Income Fund(R)............................................        3,853,401        6,517,929
American Funds SMALLCAP World Fund(R).............................................................          126,352           82,417
Ariel Appreciation Fund...........................................................................           31,507           39,384
Ariel Fund........................................................................................           32,798            3,657
Artisan Mid Cap Value Fund........................................................................          351,155        2,081,622
Ave Maria Rising Dividend Fund....................................................................        1,012,170          560,943
Ave Maria Catholic Values Fund....................................................................          126,724          102,861
Ave Maria Growth Fund.............................................................................          302,764          218,331
BlackRock LifePath(R) Dynamic 2020 Fund*..........................................................        2,665,039        7,613,335
BlackRock LifePath(R) Dynamic 2030 Fund*..........................................................        4,122,226        7,431,350
BlackRock LifePath(R) Dynamic 2040 Fund*..........................................................        3,901,042        5,843,598
BlackRock LifePath(R) Dynamic Retirement Fund*....................................................          363,066        1,526,448
BlackRock LifePath(R) Dynamic 2050 Fund*..........................................................        1,267,497        1,181,107
BlackRock LifePath(R) Dynamic 2025 Fund*..........................................................          162,116          683,237
BlackRock LifePath(R) Dynamic 2035 Fund*..........................................................          164,806          107,064
BlackRock LifePath(R) Dynamic 2045 Fund*..........................................................           91,326          110,740
BlackRock LifePath(R) Dynamic 2055 Fund*..........................................................           96,102           37,308
Baron Small Cap Fund..............................................................................          575,921        1,357,636
BlackRock U.S. Government Bond Portfolio..........................................................           24,080            6,072
BlackRock Equity Dividend Fund....................................................................          812,758          405,913
BlackRock Capital Appreciation Fund...............................................................           55,451           91,964
BlackRock Flexible Equity Fund....................................................................           67,241           33,142
Calvert VP SRI Balanced Portfolio.................................................................           16,165          228,261
Calvert Equity Portfolio..........................................................................        1,297,966          919,555
Calvert Bond Portfolio............................................................................          360,826          618,504
Calvert Income Fund...............................................................................          261,653          134,984
Columbia Contrarian Core Fund.....................................................................          136,086           38,745
Columbia Large Cap Growth Fund II.................................................................           18,063          126,590
Columbia Small Cap Value I Fund...................................................................           11,279            1,704
Columbia International Opportunities Fund.........................................................              110            9,688
Columbia Mid Cap Value Fund.......................................................................          275,702          171,240
Columbia Acorn Fund...............................................................................          678,260        1,132,276
Columbia Large Cap Growth Fund V*.................................................................          138,251          594,152
CRM Mid Cap Value Fund............................................................................          137,256           39,254
Columbia Disciplined Small Core Fund*.............................................................          129,507           39,594
Calamos Global Equity Fund........................................................................               77                5
Calamos International Growth Fund.................................................................            4,105              265
Davis Financial Fund..............................................................................           25,282           24,209
Davis New York Venture Fund.......................................................................        1,756,674        1,391,675
Davis Opportunity Fund............................................................................           32,746            9,016
Delaware Diversified Income Fund..................................................................          155,096           77,417
Delaware Extended Duration Bond Fund..............................................................           32,192              213
Dreyfus Bond Market Index Fund....................................................................        5,402,039        1,276,104
Dreyfus VIF Appreciation Portfolio................................................................           21,060           24,228
Dreyfus International Stock Index Fund............................................................           54,132          198,085


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                                   SA-373

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                         PURCHASES       PROCEEDS
SUB-ACCOUNT                                                                                               AT COST       FROM SALES
--------------------------------------------------------------------------------------------------     ------------   --------------
Dreyfus MidCap Index Fund.........................................................................     $  6,677,072   $    2,152,505
Dreyfus SmallCap Stock Index Fund.................................................................        4,679,686        1,185,463
Dreyfus VIF Growth and Income Portfolio...........................................................           16,448               95
Dreyfus VIF Quality Bond Portfolio Fund...........................................................            5,766           10,048
Dreyfus Socially Responsible Growth Fund, Inc.....................................................            1,980            9,985
Dreyfus S&P 500 Index Fund........................................................................        8,107,311        2,399,048
Dreyfus Intermediate Term Income Fund.............................................................           88,941          510,113
Eaton Vance Large-Cap Value Fund..................................................................          617,438        3,703,664
Eaton Vance Dividend Builder Fund.................................................................          225,625          210,771
Eaton Vance Worldwide Health Sciences Fund........................................................          297,742          282,780
Eaton Vance Income Fund of Boston.................................................................          613,363          424,122
Eaton Vance Balanced Fund.........................................................................           24,781              337
Eaton Vance Atlanta Capital SMID-Cap Fund.........................................................          526,535          204,880
Wells Fargo Asset Allocation Fund.................................................................           49,088          158,014
Wells Fargo Emerging Markets Equity Fund..........................................................          706,921          541,215
Wells Fargo Utility & Telecommunications Fund.....................................................            3,066            6,883
Alger Capital Appreciation Institutional Portfolio................................................        1,167,906        1,008,541
Alger Mid Cap Growth Institutional Fund...........................................................          105,978          279,289
Alger Small Cap Growth Institutional Fund.........................................................           34,117           59,766
Nuveen Mid Cap Index Fund.........................................................................        1,054,244          760,457
Nuveen Small Cap Index............................................................................           16,432           59,284
Nuveen Equity Index Fund..........................................................................          472,747          311,182
Nuveen Mid Cap Growth Opportunities Fund..........................................................           87,912           60,795
Nuveen Small Cap Select Fund......................................................................           14,587              849
Nuveen Santa Barbara Dividend Growth Fund.........................................................            5,760              135
Fidelity Advisor Equity Growth Fund...............................................................           85,725          119,261
Fidelity Advisor Value Strategies Fund............................................................           45,268            9,988
Fidelity Advisor Leveraged Company Stock Fund.....................................................          915,058          818,907
Federated Equity Income Fund, Inc.................................................................           22,154           17,495
Federated Fund for U.S. Government Securities Fund................................................           44,956           37,884
Federated MDT Mid Cap Growth Strategies Fund......................................................           12,187            6,673
Federated High Income Bond Fund...................................................................           98,421           52,236
Federated Kaufmann Fund...........................................................................        1,688,404        1,425,310
Federated Short-Term Income Fund..................................................................            6,752            8,673
Federated Total Return Bond Fund..................................................................           40,064           87,504
Federated Clover Small Value Fund.................................................................           21,828            5,903
Federated International Leaders Fund..............................................................              406                8
Fidelity(R) VIP Growth Opportunities Portfolio....................................................           20,122           22,217
Fidelity(R) VIP Overseas Portfolio................................................................           10,821           43,043
Fidelity(R) VIP Value Strategies Portfolio........................................................           11,643          115,839
Fidelity VIP Balanced Fund........................................................................          120,593          236,057
Fidelity(R) VIP Growth & Income Portfolio.........................................................           68,867           13,029
Fidelity(R) VIP Freedom 2020 Portfolio............................................................           18,470          133,215
Fidelity(R) VIP Freedom 2030 Portfolio............................................................          175,634          210,990
Fidelity(R) VIP Freedom 2015 Portfolio............................................................           20,843              797
Fidelity(R) VIP Freedom 2025 Portfolio............................................................           51,176          339,456
Fidelity(R) VIP FundsManager 70% Portfolio........................................................               16              698
Fidelity Advisor(R) Stock Selector All Cap Fund...................................................            1,276            1,824
Templeton Global Opportunities Trust..............................................................           26,007           15,826
Templeton Developing Markets Trust................................................................          233,710          379,171
Franklin High Income Fund.........................................................................          359,401          230,099


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                                   SA-374

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

                                                                                                         PURCHASES       PROCEEDS
SUB-ACCOUNT                                                                                               AT COST       FROM SALES
--------------------------------------------------------------------------------------------------     ------------   --------------
Franklin Strategic Income Fund....................................................................     $    618,406   $      689,182
Templeton Global Bond Fund........................................................................        1,101,825        1,193,120
Franklin U.S. Government Securities Fund..........................................................          115,661           45,911
Franklin Small Cap Value Fund.....................................................................        1,077,992          655,188
Franklin Mutual Global Discovery Fund.............................................................        2,961,477        2,929,710
Templeton Growth Fund.............................................................................          281,956          608,964
Franklin Income Fund..............................................................................        1,709,035        1,307,502
Franklin Growth Fund..............................................................................        2,795,506        2,033,785
Franklin Total Return Fund........................................................................           95,835           22,057
Franklin Balance Sheet Investment Fund............................................................          247,394          716,201
Franklin Mutual Beacon Fund.......................................................................          246,364          250,906
Franklin Mutual Shares Fund.......................................................................          778,697          951,172
Franklin Small-Mid Cap Growth Fund................................................................          539,124        1,192,905
Franklin Conservative Allocation Fund.............................................................          457,998          486,566
Franklin Growth Allocation Fund...................................................................        1,453,299        1,702,285
Franklin Moderate Allocation Fund.................................................................        1,620,939        2,342,849
Templeton Foreign Fund............................................................................          861,573        3,283,030
Franklin Small-Mid Cap Growth Fund................................................................           31,622           25,186
Highland Premier Growth Equity....................................................................           45,066            1,100
Goldman Sachs Income Builder Fund.................................................................            9,919           16,507
Goldman Sachs Capital Growth Fund.................................................................              881               30
Goldman Sachs Core Fixed Income Fund..............................................................           19,209           11,290
Goldman Sachs U.S. Equity Insights Fund...........................................................               25              309
Goldman Sachs Government Income Fund..............................................................          254,370          479,074
Goldman Sachs Growth & Income Fund................................................................           16,097           80,739
Goldman Sachs Growth Opportunities Fund...........................................................          125,978          301,654
Goldman Sachs Focused International Equity Fund...................................................            5,247            1,174
Goldman Sachs Mid Cap Value Fund..................................................................          430,107          940,734
Goldman Sachs Small Cap Value Fund................................................................        1,513,832          845,692
Goldman Sachs Strategic Growth Fund...............................................................            4,891            2,855
Goldman Sachs High Yield Fund.....................................................................          607,245        1,555,923
Goldman Sachs Large Cap Value Fund................................................................           61,693          114,465
Goldman Sachs Small/Mid Cap Growth Fund...........................................................          114,479          265,669
Goldman Sachs Satellite Strategies Portfolio......................................................              209               11
John Hancock Small Cap Equity Fund................................................................           14,246          559,638
Hartford Balanced HLS Fund........................................................................          703,624        1,574,069
Hartford Total Return Bond HLS Fund...............................................................        1,457,811        4,977,013
Hartford Capital Appreciation HLS Fund............................................................        3,546,492        7,887,753
Hartford Dividend and Growth HLS Fund.............................................................        5,438,147       11,310,594
The Hartford Healthcare HLS Fund..................................................................        2,623,436        2,505,626
Hartford Global Growth HLS Fund...................................................................          251,867          157,586
Hartford Growth Opportunities HLS Fund............................................................        2,512,921        1,413,717
Hartford International Opportunities HLS Fund.....................................................           89,464           98,656
Hartford MidCap HLS Fund..........................................................................        2,492,718        5,154,479
Hartford Ultrashort Bond HLS Fund.................................................................          635,962        1,149,730
Hartford Small Company HLS Fund...................................................................          915,981        1,903,859
Hartford Small Cap Growth HLS Fund................................................................          204,097          182,955
Hartford Stock HLS Fund...........................................................................          316,829        1,145,194
Hartford U.S. Government Securities HLS Fund......................................................          246,376          337,071
Hartford Value HLS Fund...........................................................................          397,181          287,542
The Hartford Checks and Balances Fund.............................................................           80,320           85,011


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                                   SA-375

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                         PURCHASES       PROCEEDS
SUB-ACCOUNT                                                                                               AT COST       FROM SALES
--------------------------------------------------------------------------------------------------     ------------   --------------
The Hartford High Yield...........................................................................     $     14,881   $        6,961
The Hartford Dividend and Growth Fund.............................................................          324,267          285,321
The Hartford International Opportunities Fund.....................................................          257,557          187,302
The Hartford MidCap Fund..........................................................................          204,458          164,998
The Hartford Small Company Fund...................................................................          210,296          180,271
The Hartford Total Return Bond Fund...............................................................           90,633           94,988
The Hartford Healthcare Fund......................................................................          104,790           44,397
The Hartford Growth Opportunities Fund............................................................          120,456           19,828
The Hartford Value Opportunities Fund.............................................................            1,784              103
Hartford Moderate Allocation Fund.................................................................          487,801          768,756
The Hartford Conservative Allocation Fund.........................................................          242,808          534,021
The Hartford Capital Appreciation Fund............................................................          129,776          357,112
The Hartford Growth Allocation Fund...............................................................          555,236          528,228
The Hartford Inflation Plus Fund..................................................................          151,354           78,204
The Hartford Equity Income Fund...................................................................          132,469           86,999
The Hartford Balanced Income Fund.................................................................           84,158           81,294
The Hartford International Small Company Fund.....................................................          262,498           49,070
The Hartford MidCap Value Fund....................................................................           45,285           14,308
Hotchkis and Wiley Large Cap Value Fund...........................................................           60,902           84,942
Invesco V.I. Technology Fund......................................................................          171,116          169,846
Invesco Technology Fund...........................................................................          102,297           97,159
Ivy Global Natural Resources Fund.................................................................          266,734          284,166
Ivy Large Cap Growth Fund.........................................................................          153,237           75,907
Ivy Science & Technology Fund.....................................................................          295,416          342,160
Ivy Asset Strategy Fund...........................................................................          299,816          355,869
Janus Aspen Forty Portfolio.......................................................................          270,964          263,363
Janus Aspen Global Research Portfolio.............................................................            6,119           54,584
Janus Aspen Enterprise Portfolio..................................................................           25,294           20,866
Janus Aspen Balanced Portfolio....................................................................           18,417          131,520
Janus Aspen Overseas Portfolio....................................................................           21,188           36,535
Janus Flexible Bond Fund..........................................................................           10,628            9,806
Janus Forty Fund..................................................................................        1,257,059        1,194,800
Janus Balanced Fund...............................................................................          934,701          548,500
Janus Enterprise Fund.............................................................................          557,106          189,935
Janus Overseas Fund...............................................................................          217,313          377,210
Janus Global Research Fund........................................................................           27,400           89,123
Perkins Mid Cap Value Fund........................................................................          131,113           35,006
Prudential Jennison Natural Resources Fund, Inc...................................................          158,479          144,767
Prudential Jennison Mid-Cap Growth Fund, Inc......................................................          208,122          128,443
Prudential Jennison 20/20 Focus Fund..............................................................           74,557           53,539
JPMorgan Large Cap Growth Fund....................................................................            7,220              605
JPMorgan Core Bond Fund...........................................................................        1,007,985          642,209
JPMorgan Small Cap Equity Fund....................................................................           30,185           27,514
JPMorgan Small Cap Growth Fund....................................................................           96,474           33,820
JPMorgan Small Cap Value Fund.....................................................................           92,403          679,834
JPMorgan U.S. Equity Fund.........................................................................          344,206          370,343
JPMorgan SmartRetirement 2015 Fund................................................................          495,222          354,638
JPMorgan SmartRetirement 2020 Fund................................................................        1,837,659          628,605
JPMorgan SmartRetirement 2025 Fund................................................................        2,012,130          834,603
JPMorgan SmartRetirement 2030 Fund................................................................        3,270,370        1,413,134
JPMorgan SmartRetirement 2035 Fund................................................................        1,231,918          660,800


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                                   SA-376

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

                                                                                                         PURCHASES       PROCEEDS
SUB-ACCOUNT                                                                                               AT COST       FROM SALES
--------------------------------------------------------------------------------------------------     ------------   --------------
JPMorgan SmartRetirement 2040 Fund................................................................     $  2,745,838   $      788,563
JPMorgan SmartRetirement 2045 Fund................................................................          876,241          878,255
JPMorgan SmartRetirement 2050 Fund................................................................        1,505,305          387,022
JPMorgan SmartRetirement Income Fund..............................................................          537,589          395,232
JP Morgan Smart Retirement 2055 Fund..............................................................          324,018          131,784
JP Morgan Prime Money Market Fund.................................................................          266,670        1,417,013
Keeley Small Cap Value Fund.......................................................................          183,536          408,622
Loomis Sayles Bond Fund...........................................................................          774,915          816,633
LKCM Aquinas Growth Fund..........................................................................           80,648          313,490
LKCM Aquinas Catholic Equity Fund*................................................................          628,875          419,971
Lord Abbett Affiliated Fund.......................................................................           98,423          290,271
Lord Abbett Fundamental Equity Fund...............................................................          730,713          695,711
Lord Abbett Bond Debenture Fund...................................................................          670,343          434,412
Lord Abbett Growth Opportunities fund.............................................................           32,140           19,684
Lord Abbett Calibrated Dividend Growth Fund.......................................................           36,646           33,142
Lord Abbett Total Return Fund.....................................................................        3,380,357          739,510
Lord Abbett Developing Growth Fund................................................................          281,245          716,437
Lord Abbett International Core Equity Fund........................................................           67,896           34,850
Lord Abbett Value Opportunities Fund..............................................................        1,252,959        1,072,228
Clearbridge Value Trust...........................................................................           83,095           92,719
BMO Mid-Cap Value Fund............................................................................          511,481          392,634
MassMutual RetireSMART(SM) 2010 Fund..............................................................           33,259           24,237
MFS(R) Emerging Markets Debt Fund.................................................................          291,483          213,630
Massachusetts Investors Growth Stock Fund.........................................................          415,953          648,605
MFS High Income Fund..............................................................................          244,753          532,078
MFS International New Discovery Fund..............................................................          128,004          125,850
MFS Mid Cap Growth Fund...........................................................................           74,084          273,450
MFS New Discovery Fund............................................................................          470,117          948,457
MFS Research International Fund...................................................................          891,155          516,992
MFS Total Return Fund.............................................................................          587,932          387,783
MFS Utilities Fund................................................................................          873,046        1,140,505
MFS Value Fund....................................................................................        2,067,154        2,398,513
MFS Total Return Bond Fund........................................................................          660,646          213,242
MFS Massachusetts Investors Trust.................................................................          392,864          936,335
MFS International Growth Fund.....................................................................           64,965           13,283
MFS Core Equity Fund..............................................................................          178,118          593,061
MFS Government Securities Fund....................................................................        1,652,903        2,189,986
MFS International Value Fund......................................................................        3,008,116        1,886,610
MFS Technology Fund...............................................................................            8,047            1,782
MFS Core Equity Series............................................................................            2,326               72
MFS Utilities Series..............................................................................          212,987          238,590
MFS Growth Fund...................................................................................           37,019           22,908
MFS High Yield Portfolio..........................................................................           16,973           12,157
BlackRock Global Allocation Fund, Inc.............................................................        1,929,153        1,439,083
BlackRock Large Cap Core Fund.....................................................................            7,631           15,519
BlackRock Value Opportunities Fund, Inc...........................................................            9,957            1,414
BlackRock Small Cap Growth Fund II................................................................          155,121          224,142
BlackRock Mid Cap Value Opportunities Fund........................................................          696,336          307,680
BlackRock International Opportunities Portfolio...................................................          325,439          136,188
BlackRock Mid Cap Growth Equity Portfolio.........................................................           31,117           59,014
Victory Munder Mid-Cap Core Growth Fund...........................................................          702,265        1,808,501


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                                   SA-377

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  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                         PURCHASES       PROCEEDS
SUB-ACCOUNT                                                                                               AT COST       FROM SALES
--------------------------------------------------------------------------------------------------     ------------   --------------
Neuberger Berman Socially Responsive Fund.........................................................     $    615,722   $      641,672
Nuveen NWQ International Value Fund*..............................................................           20,179            6,518
The Oakmark International Small Cap Fund..........................................................           22,809           82,487
The Oakmark Equity and Income Fund................................................................        1,047,199        6,943,490
Oppenheimer Capital Appreciation Fund.............................................................           58,742          404,790
Oppenheimer Global Fund...........................................................................          598,940        1,937,500
Oppenheimer Global Opportunities Fund*............................................................            5,864               --
Oppenheimer International Growth Fund.............................................................          692,460        1,496,501
Oppenheimer Main Street Fund......................................................................           45,594           92,599
Oppenheimer Global Strategic Income Fund..........................................................          323,063           97,772
Oppenheimer Main Street Mid Cap Fund..............................................................          622,800          750,296
Oppenheimer Developing Markets Fund...............................................................        1,065,691        1,606,356
Oppenheimer Equity Fund...........................................................................           28,269           20,137
Oppenheimer Capital Income Fund...................................................................              114                1
Oppenheimer International Bond Fund...............................................................          989,932        1,246,063
Oppenheimer Mid Cap Value Fund....................................................................           74,519           86,059
Oppenheimer Main Street Select Fund(R)............................................................          211,645           87,649
Oppenheimer Gold & Special Minerals Fund..........................................................          857,123          762,830
Oppenheimer Real Estate Fund......................................................................          851,102          527,137
Oppenheimer Equity Income Fund....................................................................          105,114           22,049
Oppenheimer International Diversified Fund........................................................           60,562           51,907
Oppenheimer Rising Dividends Fund.................................................................            2,644              105
Putnam Global Equity Fund.........................................................................              976            9,793
Putnam VT High Yield Fund.........................................................................           28,251           25,922
Putnam VT International Growth Fund...............................................................            5,447              615
Putnam VT Multi-Cap Growth Fund...................................................................           72,989          227,992
Putnam VT Small Cap Value Fund....................................................................          103,438           25,968
Pioneer Disciplined Value Fund....................................................................           14,704           16,080
Pioneer Emerging Markets Fund.....................................................................          271,779          328,519
Pioneer Equity Income Fund........................................................................            2,531               30
Pioneer Fundamental Growth Fund...................................................................           10,636           17,614
AllianzGI NFJ International Value Fund............................................................            8,144           14,255
AllianzGI NFJ Small-Cap Value Fund................................................................          322,334          230,792
AllianzGI NFJ Dividend Value Fund.................................................................        1,489,069        1,460,374
AMG Managers Cadence Mid Cap Fund.................................................................            7,168           28,107
PIMCO Emerging Markets Bond Fund..................................................................          205,585          449,399
Pioneer Fund......................................................................................          233,635          105,744
Pioneer High Yield Fund...........................................................................          400,456          670,898
Pioneer Strategic Income Fund.....................................................................        1,337,248          538,004
Pioneer Mid Cap Value Fund........................................................................          213,572          304,829
Pioneer Select Mid Cap Growth Fund................................................................           77,098           45,103
PIMCO Total Return III Fund.......................................................................          135,678           97,032
Putnam Equity Income Fund.........................................................................          105,252           72,381
Putnam High Yield Advantage Fund..................................................................          542,925          558,735
Putnam International Equity Fund..................................................................           43,955           56,812
Putnam Multi-Cap Growth Fund......................................................................              855            4,861
Putnam Voyager Fund...............................................................................              693            1,250
Putnam International Capital Opportunities Fund...................................................           30,305           49,015
Putnam Small Cap Growth Fund......................................................................          139,593           76,813
Royce Total Return Fund...........................................................................          172,804          167,898
Royce Smaller-Companies Growth Fund...............................................................           74,185           51,772


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                                   SA-378

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

                                                                                                         PURCHASES       PROCEEDS
SUB-ACCOUNT                                                                                               AT COST       FROM SALES
--------------------------------------------------------------------------------------------------     ------------   --------------
Royce Small-Cap Value Fund........................................................................     $     67,141   $      415,156
RS Value Fund.....................................................................................           70,230        2,538,650
Columbia Diversified Equity Income Fund...........................................................           11,578           16,875
Columbia Small/Mid Cap Value Fund.................................................................           30,134           94,249
Columbia Multi-Advisor Small Cap Value Fund.......................................................            1,237           18,030
RidgeWorth Ceredex Small Cap Value Equity Fund*...................................................          351,913          231,054
RidgeWorth Ceredex Mid-Cap Value Equity Fund*.....................................................          315,643          279,332
RidgeWorth Seix Total Return Bond Fund............................................................           16,071           40,530
RidgeWorth Ceredex Large Cap Value Equity Fund*...................................................          177,000           32,176
Deutsche Real Estate Securities Fund..............................................................            1,814           14,345
Deutsche Equity Dividend Fund.....................................................................           16,571           48,698
Deutsche Capital Growth Fund......................................................................            8,280            4,675
Deutsche Enhanced Emerging Markets Fixed Income...................................................           21,164           15,630
SSgA S&P 500 Index Fund...........................................................................          416,452          232,879
Deutsche Core Equity VIP..........................................................................           10,385          124,297
Deutsche Global Growth Fund.......................................................................            5,795            4,740
Select Overseas Fund*.............................................................................           56,932              586
MassMutual Select Total Return Bond Fund*.........................................................          272,593            9,691
Select T. Rowe Price/Frontier MC Gr II Fund*......................................................           10,138               49
Select Western Strategic Bond Fund*...............................................................          158,996           10,021
ClearBridge Appreciation Fund.....................................................................          186,034          125,025
ClearBridge Aggressive Growth Fund................................................................           43,784          117,461
ClearBridge All Cap Value Fund....................................................................            4,145            9,566
ClearBridge Mid Cap Fund*.........................................................................          606,428          248,206
ClearBridge Small Cap Growth Fund.................................................................          159,243          103,142
Thornburg International Value Fund................................................................          567,330          664,194
Thornburg Value Fund..............................................................................          174,547          154,606
Thornburg Core Growth Fund........................................................................          113,541          318,647
Timothy Plan Large/Mid Cap Value Fund.............................................................          187,999          160,791
T. Rowe Price Growth Stock Fund, Inc..............................................................        2,216,211        1,510,440
T. Rowe Price Equity Income Fund..................................................................          371,458          456,708
T. Rowe Price Retirement 2010 Fund................................................................          502,898          576,314
T. Rowe Price Retirement 2020 Fund................................................................        2,200,260        1,670,679
T. Rowe Price Retirement 2030 Fund................................................................        2,658,735        1,186,210
T. Rowe Price Retirement 2040 Fund................................................................        1,508,548          996,201
T. Rowe Price Retirement 2050 Fund................................................................          811,778          401,547
T. Rowe Price Retirement Balanced Fund............................................................          252,773          155,980
UBS Global Allocation Fund........................................................................            2,694               40
UBS US Allocation Fund............................................................................            8,427               21
Vanguard Small-Cap Index Fund.....................................................................          318,526        1,685,102
Vanguard Mid-Cap Index Fund.......................................................................          519,709        1,562,104
Vanguard Total Bond Market Index Fund.............................................................          387,229        1,216,501
Vanguard Total Stock Market Index Fund............................................................          623,180        2,147,460
Victory Diversified Stock Fund....................................................................           65,439          306,016
Victory Special Value Fund........................................................................          169,454          284,570
Victory Sycamore Small Company Opportunity Fund...................................................        1,235,831          831,345
Victory Sycamore Established Value Fund...........................................................        1,788,949          941,345
Invesco Small Cap Discovery Fund..................................................................          349,604          596,710
Invesco Comstock Fund.............................................................................          966,146        1,348,900
Invesco Equity and Income Fund....................................................................        2,560,105        3,969,479
Invesco Growth and Income Fund....................................................................          801,457          749,486


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                                   SA-379

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                         PURCHASES       PROCEEDS
SUB-ACCOUNT                                                                                               AT COST       FROM SALES
--------------------------------------------------------------------------------------------------     ------------   --------------
Invesco Mid Cap Growth Fund.......................................................................     $    269,215   $      246,570
Invesco Quality Income Fund*......................................................................            2,361                2
Invesco Small Cap Value Fund......................................................................          333,926          522,776
Invesco American Value Fund.......................................................................          127,738          184,828
Invesco Value Opportunities Fund..................................................................           18,925           67,398
Invesco Diversified Dividend Fund.................................................................          157,988          151,060
Invesco American Franchise Fund...................................................................          177,097          143,300
Invesco Global Core Equity Fund...................................................................            4,873              476
Vanguard 500 Index Fund...........................................................................        1,132,329        2,219,738
Wells Fargo International Equity Fund.............................................................            8,386            3,040
Wells Fargo Core Bond Fund........................................................................           48,032           31,686
Columbia Seligman Communications and Information Fund.............................................          122,822           45,434
Columbia Seligman Global Technology Fund..........................................................           51,582           38,660
Columbia Select Smaller-Cap Value Fund*...........................................................           19,940              916
TIAA-CREF Large Cap Value Index Fund..............................................................        1,043,964          218,875
TIAA-CREF Large Cap Growth Fund...................................................................        1,792,715          120,590
TIAA-CREF Bond Index Fund.........................................................................          177,873           48,758
TIAA-CREF Equity Index Fund.......................................................................        1,889,005          216,187
MM MSCI EAFE(R) International Index Fund..........................................................          485,850           56,491
MassMutual RetireSMART(SM) 2015 Fund..............................................................           84,817           33,003
MassMutual RetireSMART(SM) 2020 Fund..............................................................          257,383          270,795
MassMutual RetireSMART(SM) 2025 Fund..............................................................          605,663          232,717
MassMutual RetireSMART(SM) 2030 Fund..............................................................          341,474          122,541
MassMutual RetireSMART(SM) 2035 Fund..............................................................          218,901          162,533
MassMutual RetireSMART(SM) 2040 Fund..............................................................          393,808          252,873
MassMutual RetireSMART(SM) 2045 Fund..............................................................          256,096          142,020
MassMutual RetireSMART(SM) 2050 Fund..............................................................          113,631           74,730
MassMutual RetireSMART(SM) In Retirement Fund.....................................................            5,844            1,812
MassMutual RetireSMART(SM) 2055...................................................................           42,130           14,055
American Century Heritage Fund....................................................................          224,675          249,226
ClearBridge Small Cap Value Fund..................................................................              516               52
Oak Ridge Small Cap Growth Fund...................................................................          205,056          208,543
HIMCO VIT Index Fund..............................................................................        1,783,713        2,133,960
MassMutual Premier Small Cap Opportunities Fund*..................................................           49,059            8,171
Fidelity VIP Freedom 2035 Portfolio*..............................................................           21,889           22,981
Fidelity VIP Freedom 2050 Portfolio...............................................................              118               --
Ivy Small Cap Growth Fund.........................................................................           20,058               26
MSIF Global Opportunity Portfolio.................................................................           10,676            8,672
JPMorgan U.S. Government Money Market Fund........................................................        1,264,474          113,517
American Century U.S. Government Money Market Fund................................................        1,256,172           45,315
Columbia Select International Equity Fund*........................................................            8,321              721
Putnam Growth Opportunities Fund*.................................................................            1,534                4
John Hancock New Opportunities Fund*..............................................................          562,795          102,098
Hartford Global Capital Appreciation Fund.........................................................        1,158,309        1,450,401
Victory RS Value Fund.............................................................................        2,309,393          152,593
Columbia Large Cap Growth III*....................................................................          579,283           11,371
MM Russell 2000(R) Small Cap Index Fund...........................................................           62,503            3,076
MM S&P 500(R) Index Fund..........................................................................          464,452          134,059
MM S&P Mid Cap Index Fund.........................................................................          276,063           64,152
Russell Balanced Strategy Fund....................................................................           91,636           41,640
Russell Conservative Strategy Fund................................................................           19,544            8,780


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                                   SA-380

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

                                                                                                         PURCHASES       PROCEEDS
SUB-ACCOUNT                                                                                               AT COST       FROM SALES
--------------------------------------------------------------------------------------------------     ------------   --------------
Russell Growth Strategy Fund......................................................................     $     83,117   $       29,020
Russell Moderate Strategy Fund....................................................................           67,461            6,741
PIMCO Total Return Fund...........................................................................        5,166,310        8,432,518
PIMCO Real Return Fund............................................................................        2,610,495        6,185,947


    *  See Note I for additional information related to this Sub-Account.

5.   CHANGES IN UNITS OUTSTANDING:

     The changes in units outstanding for the period ended December 31, 2016 were as follows:


                                                                                                  UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------     --------   ----------   ------------
American Century Equity Income Fund........................................................      140,961      223,812       (82,851)
American Century Growth Fund...............................................................       54,003      602,710      (548,707)
American Century Ultra(R) Fund.............................................................        5,033        1,871         3,162
American Century VP Balanced Fund..........................................................        1,049        1,721          (672)
American Century VP International Fund.....................................................           99            0            99
American Century Small Cap Value Fund......................................................       16,914       92,548       (75,634)
American Century Large Company Value Fund..................................................          309          651          (342)
American Century Inflation-Adjusted Bond Fund..............................................        1,548          451         1,097
American Century Equity Growth Fund........................................................        1,806           38         1,768
American Century VP Income & Growth Fund...................................................          774       10,130        (9,356)
American Century VP Ultra Fund.............................................................          137          759          (622)
American Century VP Value Fund.............................................................        4,617        5,562          (945)
American Century Mid Cap Value Fund........................................................       20,693        2,466        18,227
Invesco V.I. Small Cap Equity Fund.........................................................        4,378        2,438         1,940
Invesco V.I. Diversified Dividend Fund.....................................................            4        4,193        (4,189)
Invesco European Growth Fund...............................................................       27,927       26,909         1,018
Invesco International Growth Fund..........................................................        5,075        4,197           878
Invesco Mid Cap Core Equity Fund...........................................................        1,488          104         1,384
Invesco Small Cap Growth Fund..............................................................       17,638       24,697        (7,059)
Invesco Real Estate Fund...................................................................       44,513      100,294       (55,781)
Invesco Small Cap Equity Fund..............................................................        7,375       10,436        (3,061)
Invesco Developing Markets Fund............................................................       32,338       30,812         1,526
American Century Diversified Bond Fund.....................................................        3,803          223         3,580
American Century Prime Money Market Fund...................................................       18,534      126,407      (107,873)
Domini Impact Equity Fund..................................................................        9,768        4,956         4,812
AB Global Bond Fund........................................................................        1,356        1,360            (4)
AB Global Risk Allocation Fund.............................................................        1,596        1,108           488
AB Growth and Income Fund..................................................................          824          738            86
AB International Growth Fund...............................................................        8,544        7,436         1,108
AB International Value Fund................................................................       22,581       35,749       (13,168)
AB Growth Fund.............................................................................          269          968          (699)
AB Discovery Growth Fund...................................................................        1,526        4,343        (2,817)
AB Discovery Value Fund....................................................................       18,476       20,469        (1,993)
AB Value Fund*.............................................................................          631            3           628
AB High Income Fund........................................................................       29,484       14,585        14,899
American Funds AMCAP Fund(R)...............................................................       23,676       58,227       (34,551)
American Funds American Balanced Fund(R)...................................................       89,487       72,477        17,010
American Funds Capital Income Builder(R)...................................................      177,090      259,225       (82,135)
American Funds EuroPacific Growth Fund.....................................................      233,725      515,119      (281,394)
American Funds Fundamental Investors Fund(SM)..............................................      223,690      297,869       (74,179)


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                                   SA-381

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                  UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------     --------   ----------   ------------
American Funds New Perspective Fund(R).....................................................      105,633      107,680        (2,047)
American Funds The Bond Fund of America(R).................................................       69,246       78,482        (9,236)
American Funds The Growth Fund of America(R)...............................................      269,557      423,880      (154,323)
American Funds The Income Fund of America(R)...............................................      217,521      209,846         7,675
American Funds The Investment Company of America(R)........................................       87,540       95,269        (7,729)
American Funds The New Economy Fund(R).....................................................       27,363       25,961         1,402
American Funds Washington Mutual Investors Fund(SM)........................................       47,119       57,100        (9,981)
American Funds American Mutual Fund(R).....................................................       47,783      143,277       (95,494)
American Funds Capital World Growth and Income Fund(R).....................................      162,234      393,969      (231,735)
American Funds SMALLCAP World Fund(R)......................................................        9,515        5,736         3,779
Ariel Appreciation Fund....................................................................        1,073        1,956          (883)
Ariel Fund.................................................................................        1,064          127           937
Artisan Mid Cap Value Fund.................................................................        6,669       51,319       (44,650)
Ave Maria Rising Dividend Fund.............................................................       44,319       28,172        16,147
Ave Maria Catholic Values Fund.............................................................       13,940       11,165         2,775
Ave Maria Growth Fund......................................................................       13,575       10,454         3,121
BlackRock LifePath(R) Dynamic 2020 Fund*...................................................      164,578      406,848      (242,270)
BlackRock LifePath(R) Dynamic 2030 Fund*...................................................      241,229      429,456      (188,227)
BlackRock LifePath(R) Dynamic 2040 Fund*...................................................      251,256      351,868      (100,612)
BlackRock LifePath(R) Dynamic Retirement Fund*.............................................       21,379       88,018       (66,639)
BlackRock LifePath(R) Dynamic 2050 Fund*...................................................       80,682       74,081         6,601
BlackRock LifePath(R) Dynamic 2025 Fund*...................................................       12,360       52,850       (40,490)
BlackRock LifePath(R) Dynamic 2035 Fund*...................................................       12,357        8,015         4,342
BlackRock LifePath(R) Dynamic 2045 Fund*...................................................        6,601        8,044        (1,443)
BlackRock LifePath(R) Dynamic 2055 Fund*...................................................        6,840        2,593         4,247
Baron Small Cap Fund.......................................................................        5,601       57,513       (51,912)
BlackRock U.S. Government Bond Portfolio...................................................        2,021          493         1,528
BlackRock Equity Dividend Fund.............................................................       19,757       13,933         5,824
BlackRock Capital Appreciation Fund........................................................        1,591        3,124        (1,533)
BlackRock Flexible Equity Fund.............................................................        2,580        1,243         1,337
Calvert VP SRI Balanced Portfolio..........................................................          173       15,695       (15,522)
Calvert Equity Portfolio...................................................................       35,906       43,899        (7,993)
Calvert Bond Portfolio.....................................................................       22,689       44,519       (21,830)
Calvert Income Fund........................................................................       19,365       10,808         8,557
Columbia Contrarian Core Fund..............................................................        3,758        1,053         2,705
Columbia Large Cap Growth Fund II..........................................................          696        4,629        (3,933)
Columbia Small Cap Value I Fund............................................................          146           38           108
Columbia International Opportunities Fund..................................................            0          842          (842)
Columbia Mid Cap Value Fund................................................................       14,443       12,420         2,023
Columbia Acorn Fund........................................................................        7,410       33,542       (26,132)
Columbia Large Cap Growth Fund V*..........................................................        4,112       36,134       (32,022)
CRM Mid Cap Value Fund.....................................................................        6,104        1,866         4,238
Columbia Disciplined Small Core Fund*......................................................        3,757        2,382         1,375
Calamos Global Equity Fund.................................................................            5            0             5
Calamos International Growth Fund..........................................................          416           22           394
Davis Financial Fund.......................................................................        1,758        1,643           115
Davis New York Venture Fund................................................................       56,424       72,008       (15,584)
Davis Opportunity Fund.....................................................................        1,885          501         1,384
Delaware Diversified Income Fund...........................................................       13,777        6,904         6,873
Delaware Extended Duration Bond Fund.......................................................        2,516            2         2,514
Dreyfus Bond Market Index Fund.............................................................      389,230       97,783       291,447


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                                   SA-382

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

                                                                                                  UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------     --------   ----------   ------------
Dreyfus VIF Appreciation Portfolio.........................................................          967        1,447          (480)
Dreyfus International Stock Index Fund.....................................................        3,691       16,083       (12,392)
Dreyfus MidCap Index Fund..................................................................      135,352       81,843        53,509
Dreyfus SmallCap Stock Index Fund..........................................................      106,232       47,690        58,542
Dreyfus VIF Growth and Income Portfolio....................................................          912            0           912
Dreyfus VIF Quality Bond Portfolio Fund....................................................          316          701          (385)
Dreyfus Socially Responsible Growth Fund, Inc..............................................          104          623          (519)
Dreyfus S&P 500 Index Fund.................................................................      372,162      145,524       226,638
Dreyfus Intermediate Term Income Fund......................................................        5,529       47,859       (42,330)
Eaton Vance Large-Cap Value Fund...........................................................       38,312      274,979      (236,667)
Eaton Vance Dividend Builder Fund..........................................................       10,814       14,844        (4,030)
Eaton Vance Worldwide Health Sciences Fund.................................................        8,961       12,117        (3,156)
Eaton Vance Income Fund of Boston..........................................................       30,495       26,298         4,197
Eaton Vance Balanced Fund..................................................................        1,058            2         1,056
Eaton Vance Atlanta Capital SMID-Cap Fund..................................................       27,135       11,424        15,711
Wells Fargo Asset Allocation Fund..........................................................        3,641       12,220        (8,579)
Wells Fargo Emerging Markets Equity Fund...................................................       37,557       28,489         9,068
Wells Fargo Utility & Telecommunications Fund..............................................          119          283          (164)
Alger Capital Appreciation Institutional Portfolio.........................................       51,243       47,954         3,289
Alger Mid Cap Growth Institutional Fund....................................................        8,000       20,958       (12,958)
Alger Small Cap Growth Institutional Fund..................................................        2,680        4,338        (1,658)
Nuveen Mid Cap Index Fund..................................................................       39,812       36,829         2,983
Nuveen Small Cap Index.....................................................................        1,094        3,994        (2,900)
Nuveen Equity Index Fund...................................................................       17,739       15,533         2,206
Nuveen Mid Cap Growth Opportunities Fund...................................................        3,523        3,221           302
Nuveen Small Cap Select Fund...............................................................          557           41           516
Nuveen Santa Barbara Dividend Growth Fund..................................................          412            1           411
Fidelity Advisor Equity Growth Fund........................................................        4,934        7,889        (2,955)
Fidelity Advisor Value Strategies Fund.....................................................          157          384          (227)
Fidelity Advisor Leveraged Company Stock Fund..............................................       36,026       57,241       (21,215)
Federated Equity Income Fund, Inc..........................................................        1,134        1,089            45
Federated Fund for U.S. Government Securities Fund.........................................        3,094        2,842           252
Federated MDT Mid Cap Growth Strategies Fund...............................................          767          443           324
Federated High Income Bond Fund............................................................        5,867        2,992         2,875
Federated Kaufmann Fund....................................................................       87,102       96,369        (9,267)
Federated Short-Term Income Fund...........................................................          416          613          (197)
Federated Total Return Bond Fund...........................................................        1,670        3,780        (2,110)
Federated Clover Small Value Fund..........................................................        1,286          407           879
Federated International Leaders Fund.......................................................           29            1            28
Fidelity(R) VIP Growth Opportunities Portfolio.............................................          645        1,048          (403)
Fidelity(R) VIP Overseas Portfolio.........................................................          853        3,636        (2,783)
Fidelity(R) VIP Value Strategies Portfolio.................................................          672        7,709        (7,037)
Fidelity VIP Balanced Fund.................................................................        4,046       13,494        (9,448)
Fidelity(R) VIP Growth & Income Portfolio..................................................        2,971          696         2,275
Fidelity(R) VIP Freedom 2020 Portfolio.....................................................          541        5,882        (5,341)
Fidelity(R) VIP Freedom 2030 Portfolio.....................................................        5,689        8,329        (2,640)
Fidelity(R) VIP Freedom 2015 Portfolio.....................................................          804           23           781
Fidelity(R) VIP Freedom 2025 Portfolio.....................................................          908       13,753       (12,845)
Fidelity(R) VIP FundsManager 70% Portfolio.................................................            1           33           (32)
Fidelity Advisor(R) Stock Selector All Cap Fund............................................           82          110           (28)
Templeton Global Opportunities Trust.......................................................        1,241          777           464


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                                   SA-383

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                  UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------     --------   ----------   ------------
Templeton Developing Markets Trust.........................................................       27,944       48,037       (20,093)
Franklin High Income Fund..................................................................       18,244       14,504         3,740
Franklin Strategic Income Fund.............................................................       37,389       46,675        (9,286)
Templeton Global Bond Fund.................................................................       59,897       72,275       (12,378)
Franklin U.S. Government Securities Fund...................................................        7,734        3,326         4,408
Franklin Small Cap Value Fund..............................................................       42,288       29,456        12,832
Franklin Mutual Global Discovery Fund......................................................      169,676      216,160       (46,484)
Templeton Growth Fund......................................................................       17,824       41,662       (23,838)
Franklin Income Fund.......................................................................       92,944       93,625          (681)
Franklin Growth Fund.......................................................................      132,841      109,085        23,756
Franklin Total Return Fund.................................................................        6,431        1,456         4,975
Franklin Balance Sheet Investment Fund.....................................................        4,011       29,423       (25,412)
Franklin Mutual Beacon Fund................................................................       12,383       18,941        (6,558)
Franklin Mutual Shares Fund................................................................       32,028       63,650       (31,622)
Franklin Small-Mid Cap Growth Fund.........................................................       15,482       71,964       (56,482)
Franklin Conservative Allocation Fund......................................................       30,875       35,394        (4,519)
Franklin Growth Allocation Fund............................................................       95,441      118,085       (22,644)
Franklin Moderate Allocation Fund..........................................................      106,976      166,376       (59,400)
Templeton Foreign Fund.....................................................................       40,419      174,602      (134,183)
Franklin Small-Mid Cap Growth Fund.........................................................          951        1,344          (393)
Highland Premier Growth Equity.............................................................        1,074           24         1,050
Goldman Sachs Income Builder Fund..........................................................          350          733          (383)
Goldman Sachs Capital Growth Fund..........................................................           51            1            50
Goldman Sachs Core Fixed Income Fund.......................................................        1,319          801           518
Goldman Sachs U.S. Equity Insights Fund....................................................            0           19           (19)
Goldman Sachs Government Income Fund.......................................................       16,603       34,565       (17,962)
Goldman Sachs Growth & Income Fund.........................................................          969        5,094        (4,125)
Goldman Sachs Growth Opportunities Fund....................................................        5,995       16,956       (10,961)
Goldman Sachs Focused International Equity Fund............................................          539          112           427
Goldman Sachs Mid Cap Value Fund...........................................................       15,249       32,803       (17,554)
Goldman Sachs Small Cap Value Fund.........................................................       77,336       47,860        29,476
Goldman Sachs Strategic Growth Fund........................................................          256          152           104
Goldman Sachs High Yield Fund..............................................................       23,363       86,034       (62,671)
Goldman Sachs Large Cap Value Fund.........................................................        4,626        8,565        (3,939)
Goldman Sachs Small/Mid Cap Growth Fund....................................................        2,720        6,910        (4,190)
Goldman Sachs Satellite Strategies Portfolio...............................................           16            0            16
John Hancock Small Cap Equity Fund.........................................................          613       36,207       (35,594)
Hartford Balanced HLS Fund.................................................................       31,641       95,940       (64,299)
Hartford Total Return Bond HLS Fund........................................................       72,336      369,635      (297,299)
Hartford Capital Appreciation HLS Fund.....................................................       29,934      262,974      (233,040)
Hartford Dividend and Growth HLS Fund......................................................      161,484    1,352,218    (1,190,734)
The Hartford Healthcare HLS Fund...........................................................       77,158      143,389       (66,231)
Hartford Global Growth HLS Fund............................................................       12,451       12,767          (316)
Hartford Growth Opportunities HLS Fund.....................................................       85,119       72,213        12,906
Hartford International Opportunities HLS Fund..............................................        6,059        6,899          (840)
Hartford MidCap HLS Fund...................................................................       18,179      149,103      (130,924)
Hartford Ultrashort Bond HLS Fund..........................................................       63,361      111,672       (48,311)
Hartford Small Company HLS Fund............................................................       45,719      316,730      (271,011)
Hartford Small Cap Growth HLS Fund.........................................................        8,676        8,684            (8)
Hartford Stock HLS Fund....................................................................       11,604       57,594       (45,990)
Hartford U.S. Government Securities HLS Fund...............................................       20,104       29,552        (9,448)


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                                   SA-384


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

                                                                                                  UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------     --------   ----------   ------------
Hartford Value HLS Fund....................................................................       10,486       15,308        (4,822)
The Hartford Checks and Balances Fund......................................................        3,389        5,301        (1,912)
The Hartford High Yield....................................................................          870          433           437
The Hartford Dividend and Growth Fund......................................................       10,401       13,621        (3,220)
The Hartford International Opportunities Fund..............................................       21,101       13,627         7,474
The Hartford MidCap Fund...................................................................        9,618        8,236         1,382
The Hartford Small Company Fund............................................................       14,137       11,494         2,643
The Hartford Total Return Bond Fund........................................................        5,895        6,932        (1,037)
The Hartford Healthcare Fund...............................................................        3,244        1,586         1,658
The Hartford Growth Opportunities Fund.....................................................        6,397          885         5,512
The Hartford Value Opportunities Fund......................................................          128            1           127
Hartford Moderate Allocation Fund..........................................................       38,149       63,152       (25,003)
The Hartford Conservative Allocation Fund..................................................       18,742       43,159       (24,417)
The Hartford Capital Appreciation Fund.....................................................       79,048      114,042       (35,001)
The Hartford Growth Allocation Fund........................................................       42,774       38,497         4,277
The Hartford Inflation Plus Fund...........................................................       12,080        6,303         5,777
The Hartford Equity Income Fund............................................................        5,510        4,153         1,357
The Hartford Balanced Income Fund..........................................................        5,638        5,644            (6)
The Hartford International Small Company Fund..............................................       21,095        3,745        17,350
The Hartford MidCap Value Fund.............................................................        2,735          911         1,824
Hotchkis and Wiley Large Cap Value Fund....................................................        2,811        4,554        (1,743)
Invesco V.I. Technology Fund...............................................................        9,590        9,744          (154)
Invesco Technology Fund....................................................................        6,150        6,395          (245)
Ivy Global Natural Resources Fund..........................................................       44,346       50,244        (5,898)
Ivy Large Cap Growth Fund..................................................................        7,071        4,217         2,854
Ivy Science & Technology Fund..............................................................       14,557       16,072        (1,515)
Ivy Asset Strategy Fund....................................................................       20,843       24,039        (3,196)
Janus Aspen Forty Portfolio................................................................          851       12,050       (11,199)
Janus Aspen Global Research Portfolio......................................................          244        3,729        (3,485)
Janus Aspen Enterprise Portfolio...........................................................          145          896          (751)
Janus Aspen Balanced Portfolio.............................................................          348        7,001        (6,653)
Janus Aspen Overseas Portfolio.............................................................          772        3,681        (2,909)
Janus Flexible Bond Fund...................................................................          775          730            45
Janus Forty Fund...........................................................................       42,213       54,959       (12,746)
Janus Balanced Fund........................................................................       49,415       30,571        18,844
Janus Enterprise Fund......................................................................       18,770        6,598        12,172
Janus Overseas Fund........................................................................       24,516       42,821       (18,305)
Janus Global Research Fund.................................................................        2,082        8,673        (6,591)
Perkins Mid Cap Value Fund.................................................................        4,605        1,737         2,868
Prudential Jennison Natural Resources Fund, Inc............................................       23,167       21,567         1,600
Prudential Jennison Mid-Cap Growth Fund, Inc...............................................        5,332        4,163         1,169
Prudential Jennison 20/20 Focus Fund.......................................................        1,650        1,858          (208)
JPMorgan Large Cap Growth Fund.............................................................           72            0            72
JPMorgan Core Bond Fund....................................................................       67,913       46,723        21,190
JPMorgan Small Cap Equity Fund.............................................................          781          758            23
JPMorgan Small Cap Growth Fund.............................................................        2,546          942         1,604
JPMorgan Small Cap Value Fund..............................................................        2,557       17,654       (15,097)
JPMorgan U.S. Equity Fund..................................................................       14,028       17,707        (3,679)
JPMorgan SmartRetirement 2015 Fund.........................................................       37,373       27,872         9,501
JPMorgan SmartRetirement 2020 Fund.........................................................      130,453       47,926        82,527
JPMorgan SmartRetirement 2025 Fund.........................................................      139,020       61,807        77,213


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                                   SA-385

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


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

                                                                                                  UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------     --------   ----------   ------------
JPMorgan SmartRetirement 2030 Fund.........................................................      222,932      104,694       118,238
JPMorgan SmartRetirement 2035 Fund.........................................................       84,064       47,442        36,622
JPMorgan SmartRetirement 2040 Fund.........................................................      186,971       55,360       131,611
JPMorgan SmartRetirement 2045 Fund.........................................................       58,720       62,040        (3,320)
JPMorgan SmartRetirement 2050 Fund.........................................................      105,571       27,560        78,011
JPMorgan SmartRetirement Income Fund.......................................................       42,777       32,904         9,873
JP Morgan Smart Retirement 2055 Fund.......................................................       22,981        9,470        13,511
JP Morgan Prime Money Market Fund..........................................................       28,738      150,661      (121,923)
Keeley Small Cap Value Fund................................................................        6,290       20,617       (14,327)
Loomis Sayles Bond Fund....................................................................       34,444       41,233        (6,789)
LKCM Aquinas Growth Fund...................................................................        3,428       18,269       (14,841)
LKCM Aquinas Catholic Equity Fund*.........................................................       33,065       24,326         8,739
Lord Abbett Affiliated Fund................................................................        4,758       23,451       (18,693)
Lord Abbett Fundamental Equity Fund........................................................       22,253       25,820        (3,567)
Lord Abbett Bond Debenture Fund............................................................       35,313       26,979         8,334
Lord Abbett Growth Opportunities fund......................................................        1,782        1,489           293
Lord Abbett Calibrated Dividend Growth Fund................................................        1,614        2,139          (525)
Lord Abbett Total Return Fund..............................................................      200,478       45,980       154,498
Lord Abbett Developing Growth Fund.........................................................       17,414       41,592       (24,178)
Lord Abbett International Core Equity Fund.................................................        6,624        3,965         2,659
Lord Abbett Value Opportunities Fund.......................................................       65,509       65,297           212
Clearbridge Value Trust....................................................................        4,660        5,469          (809)
BMO Mid-Cap Value Fund.....................................................................       20,391       25,895        (5,504)
MassMutual RetireSMART(SM) 2010 Fund.......................................................        3,257        2,473           784
MFS(R) Emerging Markets Debt Fund..........................................................       19,277       15,007         4,270
Massachusetts Investors Growth Stock Fund..................................................       15,590       36,840       (21,250)
MFS High Income Fund.......................................................................       13,787       43,022       (29,235)
MFS International New Discovery Fund.......................................................        4,802        5,039          (237)
MFS Mid Cap Growth Fund....................................................................        3,993       19,635       (15,642)
MFS New Discovery Fund.....................................................................       32,999       70,816       (37,817)
MFS Research International Fund............................................................       97,300       57,804        39,496
MFS Total Return Fund......................................................................       32,907       24,969         7,938
MFS Utilities Fund.........................................................................       51,357       97,376       (46,019)
MFS Value Fund.............................................................................      110,688      156,752       (46,064)
MFS Total Return Bond Fund.................................................................       41,051       14,064        26,987
MFS Massachusetts Investors Trust..........................................................       10,691       28,734       (18,043)
MFS International Growth Fund..............................................................        4,974          929         4,045
MFS Core Equity Fund.......................................................................        7,733       51,976       (44,243)
MFS Government Securities Fund.............................................................      120,876      166,160       (45,284)
MFS International Value Fund...............................................................       98,536       63,744        34,792
MFS Technology Fund........................................................................          152           29           123
MFS Core Equity Series.....................................................................          123            0           123
MFS Utilities Series.......................................................................       10,151       11,924        (1,773)
MFS Growth Fund............................................................................        2,098        1,286           812
MFS High Yield Portfolio...................................................................          765        1,057          (292)
BlackRock Global Allocation Fund, Inc......................................................      128,419      100,771        27,648
BlackRock Large Cap Core Fund..............................................................          252        1,082          (830)
BlackRock Value Opportunities Fund, Inc....................................................          499           55           444
BlackRock Small Cap Growth Fund II.........................................................        9,900       14,710        (4,810)
BlackRock Mid Cap Value Opportunities Fund.................................................       37,543       18,743        18,800
BlackRock International Opportunities Portfolio............................................       23,171       11,009        12,162


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                                   SA-386

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

                                                                                                  UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------     --------   ----------   ------------
BlackRock Mid Cap Growth Equity Portfolio..................................................        2,088        3,840        (1,752)
Victory Munder Mid-Cap Core Growth Fund....................................................       17,698       87,424       (69,726)
Neuberger Berman Socially Responsive Fund..................................................       27,200       30,639        (3,439)
Nuveen NWQ International Value Fund*.......................................................        2,194          694         1,500
The Oakmark International Small Cap Fund...................................................          317        2,350        (2,033)
The Oakmark Equity and Income Fund.........................................................       38,624      450,013      (411,389)
Oppenheimer Capital Appreciation Fund......................................................        1,756       31,371       (29,615)
Oppenheimer Global Fund....................................................................       21,281       85,115       (63,834)
Oppenheimer Global Opportunities Fund*.....................................................          446            0           446
Oppenheimer International Growth Fund......................................................       49,019      118,926       (69,907)
Oppenheimer Main Street Fund...............................................................        2,731        6,418        (3,687)
Oppenheimer Global Strategic Income Fund...................................................       21,506        6,622        14,884
Oppenheimer Main Street Mid Cap Fund.......................................................       36,837       49,223       (12,386)
Oppenheimer Developing Markets Fund........................................................       52,803      104,134       (51,331)
Oppenheimer Equity Fund....................................................................        1,050        1,120           (70)
Oppenheimer Capital Income Fund............................................................           10            0            10
Oppenheimer International Bond Fund........................................................       59,168       91,711       (32,543)
Oppenheimer Mid Cap Value Fund.............................................................        4,936        5,993        (1,057)
Oppenheimer Main Street Select Fund(R).....................................................        9,261        5,355         3,906
Oppenheimer Gold & Special Minerals Fund...................................................       89,975       82,143         7,832
Oppenheimer Real Estate Fund...............................................................       43,087       36,553         6,534
Oppenheimer Equity Income Fund.............................................................        6,886        1,349         5,537
Oppenheimer International Diversified Fund.................................................        4,457        3,745           712
Oppenheimer Rising Dividends Fund..........................................................          164            1           163
Putnam Global Equity Fund..................................................................           34          716          (682)
Putnam VT High Yield Fund..................................................................          321        1,415        (1,094)
Putnam VT International Growth Fund........................................................          411           15           396
Putnam VT Multi-Cap Growth Fund............................................................          970       11,754       (10,784)
Putnam VT Small Cap Value Fund.............................................................        4,672        1,722         2,950
Pioneer Disciplined Value Fund.............................................................          917          961           (44)
Pioneer Emerging Markets Fund..............................................................       46,138       54,464        (8,326)
Pioneer Equity Income Fund.................................................................           77            1            76
Pioneer Fundamental Growth Fund............................................................          700        1,149          (449)
AllianzGI NFJ International Value Fund.....................................................          816        1,652          (836)
AllianzGI NFJ Small-Cap Value Fund.........................................................       16,441       14,895         1,546
AllianzGI NFJ Dividend Value Fund..........................................................       95,101      111,185       (16,084)
AMG Managers Cadence Mid Cap Fund..........................................................          422        1,743        (1,321)
PIMCO Emerging Markets Bond Fund...........................................................       10,991       31,218       (20,227)
Pioneer Fund...............................................................................        8,287        6,720         1,567
Pioneer High Yield Fund....................................................................       20,057       43,684       (23,627)
Pioneer Strategic Income Fund..............................................................       72,639       32,353        40,286
Pioneer Mid Cap Value Fund.................................................................       10,681       23,457       (12,776)
Pioneer Select Mid Cap Growth Fund.........................................................        3,533        1,954         1,579
PIMCO Total Return III Fund................................................................       11,787        8,613         3,174
Putnam Equity Income Fund..................................................................        5,535        4,079         1,456
Putnam High Yield Advantage Fund...........................................................       29,317       35,570        (6,253)
Putnam International Equity Fund...........................................................        1,951        3,396        (1,445)
Putnam Multi-Cap Growth Fund...............................................................           51          296          (245)
Putnam Voyager Fund........................................................................           41           69           (28)
Putnam International Capital Opportunities Fund............................................        2,980        5,607        (2,627)
Putnam Small Cap Growth Fund...............................................................        8,781        5,559         3,222


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                                   SA-387

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


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

                                                                                                  UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------     --------   ----------   ------------
Royce Total Return Fund....................................................................        3,332        5,462        (2,130)
Royce Smaller-Companies Growth Fund........................................................        1,335        2,874        (1,539)
Royce Small-Cap Value Fund.................................................................        1,914       17,865       (15,951)
RS Value Fund..............................................................................        4,048      132,701      (128,653)
Columbia Diversified Equity Income Fund....................................................          624        1,297          (673)
Columbia Small/Mid Cap Value Fund..........................................................        2,385        7,240        (4,855)
Columbia Multi-Advisor Small Cap Value Fund................................................           94        1,314        (1,220)
RidgeWorth Ceredex Small Cap Value Equity Fund*............................................        7,937        6,451         1,486
RidgeWorth Ceredex Mid-Cap Value Equity Fund*..............................................        7,192        7,651          (459)
RidgeWorth Seix Total Return Bond Fund.....................................................          937        3,283        (2,346)
RidgeWorth Ceredex Large Cap Value Equity Fund*............................................       11,963        1,980         9,983
Deutsche Real Estate Securities Fund.......................................................            0          794          (794)
Deutsche Equity Dividend Fund..............................................................        1,153        4,183        (3,030)
Deutsche Capital Growth Fund...............................................................          275          162           113
Deutsche Enhanced Emerging Markets Fixed Income............................................        1,308        1,024           284
SSgA S&P 500 Index Fund....................................................................       13,375       11,273         2,102
Deutsche Core Equity VIP...................................................................           80        7,068        (6,988)
Deutsche Global Growth Fund................................................................          508          348           160
Select Overseas Fund*......................................................................        6,863            0         6,863
MassMutual Select Total Return Bond Fund*..................................................       25,008          923        24,085
Select T. Rowe Price/Frontier MC Gr II Fund*...............................................          799            2           797
Select Western Strategic Bond Fund*........................................................       15,325          971        14,354
ClearBridge Appreciation Fund..............................................................       10,691        7,584         3,107
ClearBridge Aggressive Growth Fund.........................................................        2,331        7,188        (4,857)
ClearBridge All Cap Value Fund.............................................................           70          704          (634)
ClearBridge Mid Cap Fund*..................................................................       19,221        7,567        11,654
ClearBridge Small Cap Growth Fund..........................................................        8,430        5,736         2,694
Thornburg International Value Fund.........................................................       38,815       48,923       (10,108)
Thornburg Value Fund.......................................................................        9,378        7,535         1,843
Thornburg Core Growth Fund.................................................................        7,421       18,677       (11,256)
Timothy Plan Large/Mid Cap Value Fund......................................................        9,368        8,095         1,273
T. Rowe Price Growth Stock Fund, Inc.......................................................      124,680       88,897        35,783
T. Rowe Price Equity Income Fund...........................................................       22,375       35,856       (13,481)
T. Rowe Price Retirement 2010 Fund.........................................................       33,626       41,605        (7,979)
T. Rowe Price Retirement 2020 Fund.........................................................      137,323      117,586        19,737
T. Rowe Price Retirement 2030 Fund.........................................................      165,144       81,842        83,302
T. Rowe Price Retirement 2040 Fund.........................................................       90,388       69,130        21,258
T. Rowe Price Retirement 2050 Fund.........................................................       49,745       26,970        22,775
T. Rowe Price Retirement Balanced Fund.....................................................       18,438       11,360         7,078
UBS Global Allocation Fund.................................................................          223            1           222
UBS US Allocation Fund.....................................................................          551            0           551
Vanguard Small-Cap Index Fund..............................................................       27,042      164,039      (136,997)
Vanguard Mid-Cap Index Fund................................................................       49,553      147,894       (98,341)
Vanguard Total Bond Market Index Fund......................................................       33,021      114,566       (81,545)
Vanguard Total Stock Market Index Fund.....................................................       56,748      200,972      (144,224)
Victory Diversified Stock Fund.............................................................        3,040       18,488       (15,448)
Victory Special Value Fund.................................................................       11,940       18,949        (7,009)
Victory Sycamore Small Company Opportunity Fund............................................       54,626       42,767        11,859
Victory Sycamore Established Value Fund....................................................       44,816       23,835        20,981
Invesco Small Cap Discovery Fund...........................................................       20,788       39,006       (18,218)
Invesco Comstock Fund......................................................................       37,639       69,527       (31,888)


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
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

                                                                                                  UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------     --------   ----------   ------------
Invesco Equity and Income Fund.............................................................      103,330      193,157       (89,827)
Invesco Growth and Income Fund.............................................................       42,960       49,499        (6,539)
Invesco Mid Cap Growth Fund................................................................       13,796       13,169           627
Invesco Quality Income Fund*...............................................................          173            0           173
Invesco Small Cap Value Fund...............................................................        8,992       14,765        (5,773)
Invesco American Value Fund................................................................        3,439        5,443        (2,004)
Invesco Value Opportunities Fund...........................................................          759        4,574        (3,815)
Invesco Diversified Dividend Fund..........................................................        9,786       12,250        (2,464)
Invesco American Franchise Fund............................................................       10,031        9,308           723
Invesco Global Core Equity Fund............................................................          408           20           388
Vanguard 500 Index Fund....................................................................      101,442      201,851      (100,409)
Wells Fargo International Equity Fund......................................................          586          267           319
Wells Fargo Core Bond Fund.................................................................        3,884        2,652         1,232
Columbia Seligman Communications and Information Fund......................................        4,352        1,858         2,494
Columbia Seligman Global Technology Fund...................................................        1,692        1,922          (230)
Columbia Select Smaller-Cap Value Fund*....................................................        1,855           82         1,773
TIAA-CREF Large Cap Value Index Fund.......................................................       57,197       12,048        45,149
TIAA-CREF Large Cap Growth Fund............................................................       96,734        6,488        90,246
TIAA-CREF Bond Index Fund..................................................................       16,289        4,504        11,785
TIAA-CREF Equity Index Fund................................................................      103,459       12,057        91,402
MM MSCI EAFE(R) International Index Fund...................................................       54,604        6,206        48,398
MassMutual RetireSMART(SM) 2015 Fund.......................................................        7,731        3,270         4,461
MassMutual RetireSMART(SM) 2020 Fund.......................................................       24,394       28,043        (3,649)
MassMutual RetireSMART(SM) 2025 Fund.......................................................       59,111       23,652        35,459
MassMutual RetireSMART(SM) 2030 Fund.......................................................       33,222       12,391        20,831
MassMutual RetireSMART(SM) 2035 Fund.......................................................       20,814       16,402         4,412
MassMutual RetireSMART(SM) 2040 Fund.......................................................       40,196       26,625        13,571
MassMutual RetireSMART(SM) 2045 Fund.......................................................       25,161       14,842        10,319
MassMutual RetireSMART(SM) 2050 Fund.......................................................       11,169        7,618         3,551
MassMutual RetireSMART(SM) In Retirement Fund..............................................          554          187           367
MassMutual RetireSMART(SM) 2055............................................................        4,099        1,318         2,781
American Century Heritage Fund.............................................................       15,908       23,554        (7,646)
ClearBridge Small Cap Value Fund...........................................................           21            3            18
Oak Ridge Small Cap Growth Fund............................................................       16,940       20,044        (3,104)
HIMCO VIT Index Fund.......................................................................       73,754      186,149      (112,395)
MassMutual Premier Small Cap Opportunities Fund*...........................................        3,710          595         3,115
Fidelity VIP Freedom 2035 Portfolio*.......................................................        2,511        2,511            --
Fidelity VIP Freedom 2050 Portfolio........................................................           12            0            12
Ivy Small Cap Growth Fund..................................................................        1,690            1         1,689
MSIF Global Opportunity Portfolio..........................................................          703          753           (50)
JPMorgan U.S. Government Money Market Fund.................................................      127,250       11,247       116,003
American Century U.S. Government Money Market Fund.........................................      125,803        4,467       121,336
Columbia Select International Equity Fund*.................................................          824           71           753
Putnam Growth Opportunities Fund*..........................................................          145            1           144
John Hancock New Opportunities Fund*.......................................................       55,827        8,956        46,871
Hartford Global Capital Appreciation Fund..................................................        8,531        8,142           389
Victory RS Value Fund*.....................................................................      208,207       15,250       192,957
Columbia Large Cap Growth III*.............................................................       57,875        1,124        56,751
MM Russell 2000(R) Small Cap Index Fund....................................................        5,298          308         4,990
MM S&P 500(R) Index Fund...................................................................       40,065       11,904        28,161
MM S&P Mid Cap Index Fund..................................................................       20,195        5,540        14,655


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                                   SA-389

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                  UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------     --------   ----------   ------------
Russell Balanced Strategy Fund.............................................................        7,290        3,865         3,425
Russell Conservative Strategy Fund.........................................................        1,741          832           909
Russell Growth Strategy Fund...............................................................        5,965        2,524         3,441
Russell Moderate Strategy Fund.............................................................        3,887          345         3,542
PIMCO Total Return Fund....................................................................      301,471      558,674      (257,203)
PIMCO Real Return Fund.....................................................................      175,203      444,274      (269,071)


    * See Note I for additional information related to this Sub-Account.

     The changes in units outstanding for the period ended December 31, 2015 were as follows:


                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
American Century Equity Income Fund........................................................    2,551,910    3,306,120      (754,210)
American Century Growth Fund...............................................................      150,967       80,375        70,592
American Century Ultra(R) Fund.............................................................        6,226        1,555         4,671
American Century VP Balanced Fund..........................................................          111        2,196        (2,085)
American Century VP International Fund.....................................................           90            0            90
American Century Small Cap Value Fund......................................................       37,419       15,917        21,502
American Century Large Company Value Fund..................................................          607          768          (161)
American Century Inflation-Adjusted Bond Fund..............................................        1,556            6         1,550
American Century Equity Growth Fund........................................................        3,518          275         3,243
American Century VP Income & Growth Fund...................................................          574        1,730        (1,156)
American Century VP Ultra Fund.............................................................          395          161           234
American Century VP Value Fund.............................................................        1,048        1,414          (366)
American Century Mid Cap Value Fund........................................................       15,470        1,636        13,834
Invesco V.I. Small Cap Equity Fund.........................................................        4,118        5,596        (1,478)
Invesco V.I. Diversified Dividend Fund.....................................................        2,306          786         1,520
Invesco European Growth Fund...............................................................        9,223        8,775           448
Invesco International Growth Fund..........................................................       30,241      114,027       (83,786)
Invesco Mid Cap Core Equity Fund...........................................................        1,219          379           840
Invesco Small Cap Growth Fund..............................................................       17,214        9,566         7,648
Invesco Real Estate Fund...................................................................       66,934       57,348         9,586
Invesco Small Cap Equity Fund..............................................................       54,214       47,574         6,640
Invesco Developing Markets Fund............................................................      275,034      192,640        82,394
American Century Diversified Bond Fund.....................................................          948          256           692
American Century Prime Money Market Fund...................................................       87,225       37,462        49,763
Domini Social Equity Fund..................................................................      106,767      116,269        (9,502)
AB Global Bond Fund*.......................................................................          886        1,355          (469)
AB 2055 Retirement Strategy*...............................................................          306          864          (558)
AB 2050 Retirement Strategy*...............................................................        2,219        6,453        (4,234)
AB Global Risk Allocation Fund*............................................................        2,175        5,596        (3,421)
AB Growth and Income Fund*.................................................................        2,129          317         1,812
AB International Growth Fund*..............................................................       17,284       12,889         4,395
AB International Value Fund*...............................................................       39,082       60,602       (21,520)
AB Global Value Fund*......................................................................            3        9,425        (9,422)
AB Growth Fund*............................................................................        1,418          584           834
AB Discovery Growth Fund*..................................................................        2,016           29         1,987
AB Discovery Value Fund*...................................................................       10,213       15,583        (5,370)
AB Value Fund*.............................................................................          146          266          (120)


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                                   SA-390

---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
AB 2015 Retirement Strategy*...............................................................        1,198        6,298        (5,100)
AB 2025 Retirement Strategy*...............................................................        1,343       11,734       (10,391)
AB 2035 Retirement Strategy*...............................................................        2,940       12,273        (9,333)
AB 2045 Retirement Strategy*...............................................................        3,359       10,034        (6,675)
AB High Income Fund*.......................................................................        9,389        2,279         7,110
AB 2020 Retirement Strategy*...............................................................        6,463       23,843       (17,380)
AB 2030 Retirement Strategy*...............................................................        3,350       24,092       (20,742)
AB 2040 Retirement Strategy*...............................................................        2,516       12,702       (10,186)
American Funds AMCAP Fund(R)...............................................................       49,664       59,904       (10,240)
American Funds American Balanced Fund(R)...................................................       95,773       76,741        19,032
American Funds Capital Income Builder(R)...................................................      316,312      357,303       (40,991)
American Funds EuroPacific Growth Fund.....................................................      453,958      360,222        93,736
American Funds Fundamental Investors Fund(SM)..............................................      174,843      204,706       (29,863)
American Funds New Perspective Fund(R).....................................................      114,233       75,918        38,315
American Funds The Bond Fund of America(R).................................................       99,597       74,976        24,621
American Funds The Growth Fund of America(R)...............................................      474,085      498,125       (24,040)
American Funds The Income Fund of America(R)...............................................      155,582      182,796       (27,214)
American Funds The Investment Company of America(R)........................................      166,688      135,820        30,868
American Funds The New Economy Fund(R).....................................................       28,596       63,617       (35,021)
American Funds Washington Mutual Investors Fund(SM)........................................       63,846       74,272       (10,426)
American Funds American Mutual Fund(R).....................................................       61,215       54,876         6,339
American Funds Capital World Growth and Income Fund(SM)....................................      334,518      390,811       (56,293)
American Funds SMALLCAP World Fund(R)......................................................       14,466       12,497         1,969
Ariel Appreciation Fund....................................................................        4,227        3,976           251
Ariel Fund.................................................................................        9,026        8,124           902
Artisan Mid Cap Value Fund.................................................................       22,875       15,919         6,956
Ave Maria Opportunity Fund*................................................................        1,178        7,501        (6,323)
Ave Maria Rising Dividend Fund.............................................................       44,361       23,732        20,629
Ave Maria Catholic Values Fund*............................................................       16,927        7,629         9,298
Ave Maria Growth Fund......................................................................        8,620        8,190           430
BlackRock LifePath(R) 2020 Portfolio*......................................................      267,963      301,955       (33,992)
BlackRock LifePath(R) 2030 Portfolio*......................................................      319,745      272,976        46,769
BlackRock LifePath(R) 2040 Portfolio*......................................................      347,995      294,195        53,800
BlackRock LifePath(R) Retirement Fund*.....................................................       57,975      111,740       (53,765)
BlackRock LifePath(R) 2050 Portfolio*......................................................       89,246       23,758        65,488
BlackRock LifePath(R) 2025 Portfolio.......................................................       39,576       31,353         8,223
BlackRock LifePath(R) 2035 Portfolio.......................................................       11,485        3,427         8,058
BlackRock LifePath(R) 2045 Portfolio.......................................................        9,415       10,412          (997)
BlackRock LifePath(R) 2055 Portfolio.......................................................        4,497        1,353         3,144
Baron Small Cap Fund.......................................................................       23,843       12,372        11,471
BlackRock U.S. Government Bond Portfolio...................................................        2,478        8,888        (6,410)
BlackRock Equity Dividend Fund.............................................................       32,404       94,199       (61,795)
BlackRock Capital Appreciation Fund........................................................        2,163        3,151          (988)
BlackRock Flexible Equity Fund.............................................................        1,674          969           705
Calvert VP SRI Balanced Portfolio..........................................................          166           --           166
Calvert Equity Portfolio...................................................................       64,592       65,903        (1,311)
Calvert Bond Portfolio.....................................................................       53,242       53,261           (19)
Calvert Income Fund........................................................................       22,731       32,348        (9,617)
Columbia Contrarian Core Fund..............................................................        6,183       19,651       (13,468)
Columbia Large Cap Growth Fund II*.........................................................          980          617           363
Columbia Small Cap Value I Fund............................................................          280        2,024        (1,744)


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                                   SA-391

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Columbia International Opportunities Fund*.................................................            1           39           (38)
Columbia Mid Cap Value Fund................................................................       25,975       23,317         2,658
Columbia Acorn Fund........................................................................       11,634       47,283       (35,649)
Columbia Large Cap Growth Fund*............................................................        8,429       10,970        (2,541)
CRM Mid Cap Value Fund.....................................................................        2,271        2,153           118
Columbia Small Cap Core Fund...............................................................        2,276        1,758           518
Calamos Global Equity Fund.................................................................            1            1            --
Calamos International Growth Fund..........................................................          197            1           196
Davis Financial Fund.......................................................................        4,343        3,851           492
Davis New York Venture Fund................................................................       62,865      101,418       (38,553)
Davis Opportunity Fund.....................................................................        1,608        2,556          (948)
Delaware Diversified Income Fund...........................................................        3,458        6,190        (2,732)
Delaware Extended Duration Bond Fund.......................................................          224            1           223
Dreyfus Bond Market Index Fund.............................................................      292,225      229,161        63,064
Dreyfus VIF Appreciation Portfolio.........................................................          188           --           188
Dreyfus International Stock Index Fund.....................................................       15,087        6,951         8,136
Dreyfus MidCap Index Fund..................................................................      267,300      307,203       (39,903)
Dreyfus SmallCap Stock Index Fund..........................................................      129,982      142,657       (12,675)
Dreyfus VIF Growth and Income Portfolio....................................................           19           --            19
Dreyfus VIF Quality Bond Portfolio Fund....................................................          284           47           237
Dreyfus Socially Responsible Growth Fund, Inc..............................................        1,355        1,355            --
Dreyfus S&P 500 Index Fund.................................................................      455,402      412,005        43,397
Dreyfus Intermediate Term Income Fund......................................................       40,187       41,442        (1,255)
Eaton Vance Large-Cap Value Fund...........................................................       98,404       97,237         1,167
Eaton Vance Dividend Builder Fund..........................................................       23,255       20,847         2,408
Eaton Vance Worldwide Health Sciences Fund.................................................       17,966        9,078         8,888
Eaton Vance Income Fund of Boston..........................................................       35,228       33,672         1,556
Eaton Vance Balanced Fund..................................................................        2,083          856         1,227
Eaton Vance Atlanta Capital SMID-Cap Fund..................................................       17,980       10,105         7,875
Wells Fargo Asset Allocation Fund*.........................................................       13,802        8,385         5,417
Wells Fargo Emerging Markets Equity Fund*..................................................       56,136       37,758        18,378
Wells Fargo Utility & Telecommunications Fund*.............................................          151           42           109
Alger Capital Appreciation Institutional Portfolio.........................................       45,733      129,089       (83,356)
Alger Mid Cap Growth Institutional Fund....................................................       16,696       16,758           (62)
Alger Small Cap Growth Institutional Fund..................................................        4,716        2,790         1,926
Nuveen Mid Cap Index Fund..................................................................       37,863       40,545        (2,682)
Nuveen Small Cap Index.....................................................................        2,648        1,155         1,493
Nuveen Equity Index Fund...................................................................       18,365       12,353         6,012
Nuveen Mid Cap Growth Opportunities Fund...................................................        2,364        1,953           411
Nuveen Small Cap Select Fund...............................................................          480          127           353
Nuveen Santa Barbara Dividend Growth Fund..................................................          558           19           539
Fidelity Advisor Equity Growth Fund........................................................        3,145          488         2,657
Fidelity Advisor Value Strategies Fund.....................................................            1        4,234        (4,233)
Fidelity Advisor Leveraged Company Stock Fund..............................................       55,182       76,655       (21,473)
Federated Equity Income Fund, Inc..........................................................        1,162        1,965          (803)
Federated Fund for U.S. Government Securities Fund.........................................       11,857       11,667           190
Federated MDT Mid Cap Growth Strategies Fund...............................................          550          117           433
Federated High Income Bond Fund............................................................          248           13           235
Federated Kaufmann Fund....................................................................       63,199       79,103       (15,904)
Federated Short-Term Income Fund...........................................................           --        1,327        (1,327)
Federated Total Return Bond Fund...........................................................        2,774        3,784        (1,010)


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                                   SA-392

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Federated Clover Small Value Fund..........................................................        2,676          180         2,496
Federated International Leaders Fund.......................................................           72           39            33
Fidelity(R) VIP Growth Opportunities Portfolio.............................................          886        1,696          (810)
Fidelity(R) VIP Overseas Portfolio.........................................................          856           --           856
Fidelity(R) VIP Value Strategies Portfolio.................................................          518          375           143
Fidelity(R) VIP Balanced Portfolio.........................................................        4,679        5,855        (1,176)
Fidelity(R) VIP Growth & Income Portfolio..................................................        2,596          504         2,092
Fidelity(R) VIP Freedom 2020 Portfolio.....................................................        1,762        1,761             1
Fidelity(R) VIP Freedom 2030 Portfolio.....................................................        9,304       12,117        (2,813)
Fidelity(R) VIP Freedom 2015 Portfolio.....................................................        1,446           23         1,423
Fidelity(R) VIP Freedom 2025 Portfolio.....................................................       11,738            3        11,735
Fidelity(R) VIP FundsManager 70% Portfolio.................................................           29            1            28
Fidelity Advisor(R) Stock Selector All Cap Fund............................................           28           10            18
Templeton Global Opportunities Trust.......................................................          822        2,840        (2,018)
Templeton Developing Markets Trust.........................................................       30,620       37,704        (7,084)
Franklin High Income Fund..................................................................       20,791       29,414        (8,623)
Franklin Strategic Income Fund.............................................................       58,117       63,190        (5,073)
Templeton Global Bond Fund.................................................................      346,359      297,060        49,299
Franklin U.S. Government Securities Fund...................................................        7,598       21,285       (13,687)
Franklin Small Cap Value Fund..............................................................       33,984       60,713       (26,729)
Franklin Mutual Global Discovery Fund......................................................      188,781      170,936        17,845
Templeton Growth Fund......................................................................       48,216       57,823        (9,607)
Franklin Income Fund.......................................................................      119,278      155,754       (36,476)
Franklin Growth Fund.......................................................................      640,328      420,848       219,480
Franklin Total Return Fund.................................................................       11,708       15,682        (3,974)
Franklin Balance Sheet Investment Fund.....................................................       11,026       22,036       (11,010)
Franklin Mutual Beacon Fund................................................................       30,241       38,709        (8,468)
Franklin Mutual Shares Fund................................................................       42,891       46,958        (4,067)
Franklin Small-Mid Cap Growth Fund.........................................................      790,119      983,319      (193,200)
Franklin Conservative Allocation Fund......................................................       46,192       38,852         7,340
Franklin Growth Allocation Fund............................................................      100,465       73,845        26,620
Franklin Moderate Allocation Fund..........................................................      139,226      150,953       (11,727)
Templeton Foreign Fund.....................................................................    1,404,138    1,809,618      (405,480)
Franklin Small-Mid Cap Growth Fund.........................................................        1,001          832           169
Highland Premier Growth Equity.............................................................          619        1,614          (995)
Goldman Sachs Income Builder Fund..........................................................        1,259          919           340
Goldman Sachs Capital Growth Fund..........................................................           14           10             4
Goldman Sachs Core Fixed Income Fund.......................................................        1,864          968           896
Goldman Sachs U.S. Equity Insights Fund....................................................           --            1            (1)
Goldman Sachs Government Income Fund.......................................................       41,986       32,736         9,250
Goldman Sachs Growth & Income Fund.........................................................        2,030        4,706        (2,676)
Goldman Sachs Growth Opportunities Fund....................................................       17,352        9,171         8,181
Goldman Sachs Focused International Equity Fund............................................        1,215          343           872
Goldman Sachs Mid Cap Value Fund...........................................................       40,353       44,350        (3,997)
Goldman Sachs Small Cap Value Fund.........................................................      191,615      131,974        59,641
Goldman Sachs Strategic Growth Fund........................................................          384          146           238
Goldman Sachs High Yield Fund..............................................................       52,895       40,038        12,857
Goldman Sachs Large Cap Value Fund.........................................................        9,726       22,079       (12,353)
Goldman Sachs Small/Mid Cap Growth Fund....................................................        8,545        6,777         1,768
Goldman Sachs Satellite Strategies Portfolio...............................................           16           --            16
John Hancock Small Cap Equity Fund.........................................................        6,291       17,009       (10,718)


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                                   SA-393

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Frost Value Equity Fund*...................................................................           --          391          (391)
Hartford Balanced HLS Fund.................................................................       39,369       72,135       (32,766)
Hartford Total Return Bond HLS Fund........................................................      990,084      909,675        80,409
Hartford Capital Appreciation HLS Fund.....................................................       74,842      134,920       (60,078)
Hartford Dividend and Growth HLS Fund......................................................    3,697,854    2,610,041     1,087,813
The Hartford Healthcare HLS Fund...........................................................      153,428      125,462        27,966
Hartford Global Growth HLS Fund............................................................       24,003       19,084         4,919
Hartford Growth Opportunities HLS Fund.....................................................      100,714      109,981        (9,267)
Hartford International Opportunities HLS Fund..............................................       22,948       18,772         4,176
Hartford MidCap HLS Fund...................................................................    1,938,746    2,028,874       (90,128)
Hartford Ultrashort Bond HLS Fund..........................................................      119,426      147,313       (27,887)
Hartford Small Company HLS Fund............................................................    1,125,690      750,773       374,917
Hartford SmallCap Growth HLS Fund..........................................................        9,570        9,953          (383)
Hartford Stock HLS Fund....................................................................        8,431       75,606       (67,175)
Hartford U.S. Government Securities HLS Fund...............................................        6,749        9,638        (2,889)
Hartford Value HLS Fund....................................................................       30,285       30,208            77
The Hartford Checks and Balances Fund......................................................        7,101        4,401         2,700
The Hartford High Yield....................................................................          662           --           662
The Hartford Dividend and Growth Fund......................................................        9,600       14,703        (5,103)
The Hartford International Opportunities Fund..............................................       12,046        2,468         9,578
The Hartford MidCap Fund...................................................................        7,824        6,219         1,605
The Hartford Small Company Fund............................................................       15,760       22,351        (6,591)
The Hartford Total Return Bond Fund........................................................       13,970       10,781         3,189
The Hartford Healthcare Fund...............................................................        2,344        1,752           592
The Hartford Growth Opportunities Fund.....................................................        1,043        1,182          (139)
The Hartford Value Opportunities Fund......................................................          122           48            74
Hartford Moderate Allocation Fund..........................................................       92,338      129,993       (37,655)
The Hartford Conservative Allocation Fund..................................................       31,665       19,046        12,619
The Hartford Capital Appreciation Fund++...................................................      115,159      141,293       (26,134)
The Hartford Global Capital Appreciation Fund++............................................        6,627       18,994       (12,367)
The Hartford Growth Allocation Fund........................................................       81,660      118,476       (36,816)
The Hartford Inflation Plus Fund...........................................................       11,375        8,948         2,427
The Hartford Equity Income Fund............................................................        9,401        2,742         6,659
The Hartford Balanced Income Fund..........................................................        1,783          398         1,385
The Hartford International Small Company Fund..............................................        1,193          217           976
The Hartford MidCap Value Fund.............................................................        1,936          824         1,112
The Hartford Global All-Asset Fund*........................................................          310          843          (533)
Hotchkis and Wiley Large Cap Value Fund....................................................        2,288        8,197        (5,909)
Invesco V.I. Technology Fund...............................................................          585          767          (182)
Invesco Technology Fund....................................................................        6,532        8,294        (1,762)
Ivy Global Natural Resources Fund..........................................................       61,838       70,119        (8,281)
Ivy Large Cap Growth Fund..................................................................        7,017       11,521        (4,504)
Ivy Science & Technology Fund..............................................................       19,717       21,615        (1,898)
Ivy Asset Strategy Fund....................................................................       27,706       37,668        (9,962)
Janus Aspen Forty Portfolio................................................................        2,242        1,747           495
Janus Aspen Global Research Portfolio......................................................        2,917          203         2,714
Janus Aspen Enterprise Portfolio...........................................................       13,458        3,064        10,394
Janus Aspen Balanced Portfolio.............................................................          680        5,485        (4,805)
Janus Aspen Overseas Portfolio.............................................................          843        4,898        (4,055)
Janus Flexible Bond Fund...................................................................          907          185           722
Janus Forty Fund...........................................................................       43,961      100,687       (56,726)
Janus Balanced Fund........................................................................       78,131       65,542        12,589


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                                   SA-394

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

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Janus Enterprise Fund......................................................................       25,245       11,898        13,347
Janus Overseas Fund........................................................................       34,872       95,779       (60,907)
Janus Global Research Fund.................................................................        8,479        4,623         3,856
Perkins Mid Cap Value Fund.................................................................        4,429       32,249       (27,820)
Prudential Jennison Natural Resources Fund, Inc............................................      184,488      149,448        35,040
Prudential Jennison Mid-Cap Growth Fund, Inc...............................................       15,139       34,314       (19,175)
Prudential Jennison 20/20 Focus Fund.......................................................        1,825       14,051       (12,226)
JPMorgan Large Cap Growth Fund*............................................................        4,819            1         4,818
JPMorgan Core Bond Fund....................................................................      119,562       16,809       102,753
JPMorgan Small Cap Equity Fund.............................................................          482        1,140          (658)
JPMorgan Small Cap Growth Fund.............................................................        4,601       14,871       (10,270)
JPMorgan Small Cap Value Fund..............................................................        6,865        5,284         1,581
JPMorgan U.S. Equity Fund..................................................................       61,205       59,449         1,756
JPMorgan SmartRetirement 2015 Fund.........................................................       28,865       57,680       (28,815)
JPMorgan SmartRetirement 2020 Fund.........................................................      121,641      126,002        (4,361)
JPMorgan SmartRetirement 2025 Fund.........................................................      121,582      129,347        (7,765)
JPMorgan SmartRetirement 2030 Fund.........................................................      165,259      124,256        41,003
JPMorgan SmartRetirement 2035 Fund.........................................................       73,458       44,188        29,270
JPMorgan SmartRetirement 2040 Fund.........................................................      123,751       62,429        61,322
JPMorgan SmartRetirement 2045 Fund.........................................................       82,427       39,207        43,220
JPMorgan SmartRetirement 2050 Fund.........................................................       61,213       32,682        28,531
JPMorgan SmartRetirement Income Fund.......................................................       23,952       37,701       (13,749)
JP Morgan Smart Retirement 2055 Fund.......................................................       19,221        2,912        16,309
JP Morgan Prime Money Market Fund..........................................................       93,739      223,711      (129,972)
Keeley Small Cap Value Fund................................................................       13,750       25,175       (11,425)
Loomis Sayles Bond Fund....................................................................      278,940      191,977        86,963
LKCM Aquinas Growth Fund...................................................................        9,749        5,978         3,771
LKCM Aquinas Value Fund....................................................................       10,783        6,462         4,321
Lord Abbett Affiliated Fund................................................................       19,519       23,321        (3,802)
Lord Abbett Fundamental Equity Fund........................................................       27,968       45,004       (17,036)
Lord Abbett Bond Debenture Fund............................................................       40,889       37,239         3,650
Lord Abbett Growth Opportunities fund......................................................        2,841       15,110       (12,269)
Lord Abbett Calibrated Dividend Growth Fund................................................        1,594        6,931        (5,337)
Lord Abbett Total Return Fund..............................................................      227,246       94,937       132,309
Lord Abbett Developing Growth Fund.........................................................       17,191       38,997       (21,806)
Lord Abbett International Core Equity Fund.................................................        9,630       16,835        (7,205)
Lord Abbett Value Opportunities Fund.......................................................      117,851      135,628       (17,777)
Clearbridge Value Trust....................................................................        3,867        3,774            93
BMO Mid-Cap Value Fund.....................................................................       14,762        6,569         8,193
MassMutual RetireSMART(SM) 2010 Fund.......................................................        2,380        9,581        (7,201)
MFS(R) Emerging Markets Debt Fund..........................................................       10,926        5,878         5,048
Massachusetts Investors Growth Stock Fund..................................................      334,786      311,159        23,627
MFS High Income Fund.......................................................................       31,386       25,035         6,351
MFS International New Discovery Fund.......................................................        4,125        4,417          (292)
MFS Mid Cap Growth Fund....................................................................        9,510        4,476         5,034
MFS New Discovery Fund.....................................................................      295,534      222,722        72,812
MFS Research International Fund............................................................      103,990       85,301        18,689
MFS Total Return Fund......................................................................       35,193       33,128         2,065
MFS Utilities Fund.........................................................................       61,756      103,064       (41,308)
MFS Value Fund.............................................................................      111,174      266,900      (155,726)
MFS Total Return Bond Fund*................................................................      107,985       37,961        70,024


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                                   SA-395

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
MFS Massachusetts Investors Trust..........................................................       13,746        6,942         6,804
MFS International Growth Fund..............................................................        3,057          734         2,323
MFS Core Equity Fund.......................................................................      173,928       35,389       138,539
MFS Government Securities Fund.............................................................      109,751      122,987       (13,236)
MFS International Value Fund...............................................................      345,903      232,642       113,261
MFS Technology Fund........................................................................          167          800          (633)
MFS Core Equity Series.....................................................................        2,854        3,062          (208)
MFS Investors Growth Stock Series*.........................................................           --        2,582        (2,582)
MFS Utilities Series.......................................................................          230        1,623        (1,393)
MFS Growth Fund............................................................................        7,203      177,082      (169,879)
MFS High Yield Portfolio...................................................................          222          884          (662)
BlackRock Global Allocation Fund, Inc......................................................      127,021      267,670      (140,649)
BlackRock Large Cap Core Fund..............................................................          234          842          (608)
BlackRock Value Opportunities Fund, Inc....................................................          421            1           420
BlackRock Small Cap Growth Fund II.........................................................       39,098       37,165         1,933
BlackRock Mid Cap Value Opportunities Fund.................................................       23,505       24,266          (761)
BlackRock International Opportunities Portfolio............................................       17,362        9,399         7,963
BlackRock Mid Cap Growth Equity Portfolio..................................................        1,495        2,141          (646)
Victory Munder Mid-Cap Core Growth Fund....................................................       35,782       17,468        18,314
Neuberger Berman Socially Responsive Fund..................................................       15,720       22,446        (6,726)
Nuveen Tradewinds International Value Fund.................................................          645           59           586
The Oakmark International Small Cap Fund...................................................          560        2,117        (1,557)
The Oakmark Equity and Income Fund.........................................................      145,903       62,961        82,942
Oppenheimer Capital Appreciation Fund......................................................       14,776       59,665       (44,889)
Oppenheimer Global Fund....................................................................       48,493       53,365        (4,872)
Oppenheimer International Growth Fund......................................................      178,201      158,001        20,200
Oppenheimer Main Street Fund...............................................................       15,168       15,603          (435)
Oppenheimer Global Strategic Income Fund...................................................       14,080       10,007         4,073
Oppenheimer Main Street Mid Cap Fund.......................................................       52,677       42,697         9,980
Oppenheimer Developing Markets Fund........................................................       84,904       49,861        35,043
Oppenheimer Equity Fund....................................................................        2,563        1,164         1,399
Oppenheimer Capital Income Fund............................................................            9           --             9
Oppenheimer International Bond Fund........................................................       88,569      140,269       (51,700)
Oppenheimer Mid Cap Value Fund*............................................................        4,888       28,244       (23,356)
Oppenheimer Main Street Select Fund(R).....................................................       11,206        6,369         4,837
Oppenheimer Gold & Special Minerals Fund...................................................      105,540       58,546        46,994
Oppenheimer Real Estate Fund...............................................................       49,063       60,716       (11,653)
Oppenheimer Equity Income Fund.............................................................        3,033          720         2,313
Oppenheimer International Diversified Fund.................................................        2,023          373         1,650
Oppenheimer Rising Dividends Fund*.........................................................          557           --           557
Putnam Global Equity Fund..................................................................           67            1            66
Putnam VT High Yield Fund..................................................................          120        1,627        (1,507)
Putnam VT International Growth Fund........................................................          856        1,416          (560)
Putnam VT Multi-Cap Growth Fund............................................................          261        5,228        (4,967)
Putnam VT Small Cap Value Fund.............................................................          541        4,232        (3,691)
Pioneer Disciplined Value Fund.............................................................          952          342           610
Pioneer Emerging Markets Fund..............................................................       43,749       51,399        (7,650)
Pioneer Fundamental Growth Fund............................................................          318           54           264
AllianzGI NFJ International Value Fund.....................................................          622           51           571
AllianzGI NFJ Small-Cap Value Fund.........................................................       23,015       18,146         4,869
AllianzGI NFJ Dividend Value Fund..........................................................      106,102       95,097        11,005


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                                   SA-396

---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
AMG Managers Cadence Mid Cap Fund..........................................................          592        2,125        (1,533)
PIMCO Emerging Markets Bond Fund...........................................................        9,916       16,940        (7,024)
Pioneer Fund...............................................................................        9,522       12,189        (2,667)
Pioneer High Yield Fund....................................................................       48,127       47,254           873
Pioneer Strategic Income Fund..............................................................       59,245       55,093         4,152
Pioneer Mid Cap Value Fund.................................................................       15,735       23,427        (7,692)
Pioneer Select Mid Cap Growth Fund.........................................................       17,832        3,423        14,409
PIMCO Total Return III Fund................................................................        3,938          900         3,038
Putnam Equity Income Fund..................................................................       72,316       64,332         7,984
Putnam High Yield Advantage Fund...........................................................       16,978       20,566        (3,588)
Putnam International Equity Fund...........................................................          645        2,314        (1,669)
Putnam Multi-Cap Growth Fund...............................................................           42           52           (10)
Putnam Voyager Fund*.......................................................................           29            1            28
Putnam International Capital Opportunities Fund............................................        9,241       86,449       (77,208)
Putnam Small Cap Growth Fund...............................................................        6,014        6,736          (722)
Royce Total Return Fund....................................................................        7,200        8,200        (1,000)
Royce Smaller-Companies Growth Fund*.......................................................        3,197        8,507        (5,310)
Royce Small-Cap Value Fund*................................................................        7,110        3,133         3,977
RS Value Fund..............................................................................       20,425       12,994         7,431
Columbia Diversified Equity Income Fund....................................................        1,584        4,234        (2,650)
Columbia Small/Mid Cap Value Fund..........................................................       18,544       18,955          (411)
Columbia Multi-Advisor Small Cap Value Fund................................................          219          151            68
RidgeWorth Small Cap Value Equity Fund.....................................................        7,885       16,373        (8,488)
RidgeWorth Mid-Cap Value Equity Fund.......................................................        5,416        3,211         2,205
RidgeWorth Seix Total Return Bond Fund*....................................................        3,337       51,957       (48,620)
RidgeWorth Large Cap Value Equity Fund.....................................................        1,233          194         1,039
Deutsche Real Estate Securities Fund.......................................................        1,333        1,244            89
Deutsche Equity Dividend Fund..............................................................        3,954       11,755        (7,801)
Deutsche Capital Growth Fund...............................................................           70           --            70
Deutsche Enhanced Emerging Markets Fixed Income............................................          599          989          (390)
SSgA S&P 500 Index Fund....................................................................       34,523       35,614        (1,091)
Deutsche Core Equity VIP...................................................................           51        1,188        (1,137)
Deutsche Global Growth Fund................................................................        1,278        1,130           148
ClearBridge Appreciation Fund..............................................................        6,689        1,997         4,692
ClearBridge Aggressive Growth Fund.........................................................          332        5,755        (5,423)
ClearBridge All Cap Value Fund.............................................................          123          108            15
ClearBridge Mid Cap Core Fund..............................................................        5,471        8,983        (3,512)
ClearBridge Small Cap Growth Fund..........................................................        8,061        8,561          (500)
Thornburg International Value Fund.........................................................       55,797      124,547       (68,750)
Thornburg Value Fund.......................................................................        9,236       12,643        (3,407)
Thornburg Core Growth Fund.................................................................       10,864       26,196       (15,332)
Timothy Plan Large/Mid Cap Value Fund......................................................        7,190        6,740           450
UBS Dynamic Alpha Fund*....................................................................           --           71           (71)
T. Rowe Price Growth Stock Fund, Inc.......................................................      106,035      132,649       (26,614)
T. Rowe Price Equity Income Fund...........................................................       33,204       53,712       (20,508)
T. Rowe Price Retirement 2010 Fund.........................................................       22,615       44,445       (21,830)
T. Rowe Price Retirement 2020 Fund.........................................................      193,146      188,159         4,987
T. Rowe Price Retirement 2030 Fund.........................................................      202,902      196,243         6,659
T. Rowe Price Retirement 2040 Fund.........................................................      114,301       85,688        28,613
T. Rowe Price Retirement 2050 Fund.........................................................       54,571       43,857        10,714
T. Rowe Price Retirement Balanced Fund.....................................................        8,686        5,440         3,246


--------------------------------------------------------------------------------
                                   SA-397

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
UBS Global Allocation Fund.................................................................           58            1            57
UBS US Allocation Fund*....................................................................            5           --             5
Vanguard Small-Cap Index Fund..............................................................       84,608       35,308        49,300
Vanguard Mid-Cap Index Fund................................................................       91,109       14,319        76,790
Vanguard Total Bond Market Index Fund......................................................       71,408       24,977        46,431
Vanguard Total Stock Market Index Fund.....................................................      152,807       25,471       127,336
Victory Diversified Stock Fund.............................................................       11,361       42,462       (31,101)
Victory Special Value Fund.................................................................       18,881       38,127       (19,246)
Victory Sycamore Small Company Opportunity Fund*...........................................       32,684       40,519        (7,835)
Victory Sycamore Established Value Fund*...................................................      200,718      130,410        70,308
Invesco Small Cap Discovery Fund...........................................................       48,072       59,073       (11,001)
Invesco Comstock Fund......................................................................       83,618       75,695         7,923
Invesco Equity and Income Fund.............................................................      266,241      297,772       (31,531)
Invesco Growth and Income Fund.............................................................       59,223       42,758        16,465
Invesco Mid Cap Growth Fund................................................................       17,438       10,481         6,957
Invesco U.S. Mortgage Fund.................................................................           13           --            13
Invesco Small Cap Value Fund...............................................................       17,906       15,936         1,970
Invesco American Value Fund................................................................        8,633       11,164        (2,531)
Morgan Stanley Institutional Opportunity Portfolio*........................................          347        2,136        (1,789)
Invesco Value Opportunities Fund...........................................................          368        3,025        (2,657)
Invesco Diversified Dividend Fund..........................................................       13,588        4,814         8,774
Invesco American Franchise Fund............................................................        3,516        8,322        (4,806)
Invesco Global Core Equity Fund............................................................          348           25           323
Vanguard 500 Index Fund....................................................................      138,258       30,750       107,508
Wells Fargo International Equity Fund*.....................................................          517          111           406
Wells Fargo Core Bond Fund*................................................................        2,300        1,462           838
Columbia Seligman Communications and Information Fund......................................        6,578       25,632       (19,054)
Columbia Seligman Global Technology Fund...................................................        3,630        1,494         2,136
TIAA-CREF Large Cap Value Index Fund.......................................................       51,306        3,720        47,586
TIAA-CREF Large Cap Growth Fund............................................................        5,428        2,863         2,565
TIAA-CREF Bond Index Fund..................................................................        3,391           24         3,367
TIAA-CREF Equity Index Fund................................................................       13,637        1,767        11,870
MassMutual MSCI EAFE(R) International Index Fund*..........................................          589            1           588
MassMutual RetireSMART(SM) 2015 Fund.......................................................       39,812       48,529        (8,717)
MassMutual RetireSMART(SM) 2020 Fund.......................................................       25,426       13,968        11,458
MassMutual RetireSMART(SM) 2025 Fund.......................................................       20,635       18,183         2,452
MassMutual RetireSMART(SM) 2030 Fund.......................................................       27,319       17,526         9,793
MassMutual RetireSMART(SM) 2035 Fund.......................................................       21,104       16,666         4,438
MassMutual RetireSMART(SM) 2040 Fund.......................................................       22,450       13,652         8,798
MassMutual RetireSMART(SM) 2045 Fund.......................................................       19,943       13,718         6,225
MassMutual RetireSMART(SM) 2050 Fund.......................................................       15,244        6,760         8,484
MassMutual RetireSMART(SM) In Retirement Fund..............................................        1,930        1,490           440
MassMutual RetireSMART(SM) 2055............................................................        3,375           50         3,325
American Century Heritage Fund.............................................................       23,070       17,602         5,468
ClearBridge Small Cap Value Fund...........................................................           52          780          (728)
Fidelity VIP Freedom 2050 Portfolio*.......................................................           21           --            21
MSIF Global Opportunity Portfolio*.........................................................        4,692           --         4,692
MM Russell 2000 Small Cap Index Fund*......................................................          274           --           274
MassMutual S&P 500(R) Index Fund*..........................................................        2,652            1         2,651
MM S&P Mid Cap Index Fund..................................................................       26,129           51        26,078
Russell Balanced Strategy Fund.............................................................        9,300       18,141        (8,841)


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                                   SA-398

---------------------------------------------------------------------------

                                                                                                 UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                                                                                     ISSUED      REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------   ----------   ----------   ------------
Russell Conservative Strategy Fund.........................................................        1,050           79           971
Russell Growth Strategy Fund...............................................................        7,216        2,409         4,807
Russell Moderate Strategy Fund.............................................................        2,584          224         2,360
PIMCO Total Return Fund....................................................................      511,522    1,043,388      (531,866)
PIMCO Real Return Fund.....................................................................      274,171      472,961      (198,790)
HIMCO VIT Index Fund.......................................................................      379,837      428,892       (49,055)
Oak Ridge Small Cap Growth Fund............................................................       18,753       14,944         3,809


      *   See Note I for additional information related to this Sub-Account.
     ++   Sub-account was previously reported on a combined basis, in order to align with current year presentation, amounts have been split out on a separate basis between the Hartford Capital Appreciation Fund and the Hartford Global Capital Appreciation Fund

6.   FINANCIAL HIGHLIGHTS:

     The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
AMERICAN CENTURY EQUITY INCOME FUND
    2016       1,082,002  $25.23   to   $  35.87  $ 34,434,131    --     to   1.25%    1.75%    to   1.76%
    2015       1,164,853   21.44   to      30.10    30,961,715    --     to   1.25%    0.77%    to   2.06%
    2014       1,919,063   15.72   to      21.63    31,464,660  0.15%    to   1.25%    2.21%    to   3.04%
    2013       1,874,866   19.54   to      22.39    28,853,701  0.35%    to   1.25%    2.03%    to   2.36%
    2012       1,213,733   16.59   to      18.81    25,041,468  0.35%    to   1.25%    2.35%    to   2.49%

AMERICAN CENTURY GROWTH FUND
    2016       1,184,279   16.57   to      29.72    20,380,625    --     to   1.25%    0.31%    to   0.50%
    2015       1,732,986   15.91   to      28.98    28,285,537    --     to   1.25%    0.11%    to   0.35%
    2014       1,662,394   15.21   to      28.13    26,003,516    --     to   1.25%    0.03%    to   0.30%
    2013       1,575,795   13.68   to      25.67    22,234,676    --     to   1.25%    0.13%    to   0.40%
    2012       1,450,556   10.57   to      20.14    15,891,498    --     to   1.25%    0.90%    to   1.06%

AMERICAN CENTURY ULTRA(R) FUND
    2016          16,612   18.11   to      20.23       329,415  0.35%    to   1.25%    0.03%    to   0.03%
    2015          13,450   17.61   to      19.50       256,044  0.35%    to   1.25%      --     to     --
    2014           8,779   16.84   to      18.48       157,118  0.35%    to   1.25%    0.09%    to   0.13%
    2013           6,155   15.55   to      16.92       100,206  0.35%    to   1.25%    0.05%    to   0.08%
    2012           6,335   11.53   to      12.43        75,069  0.35%    to   1.25%    0.49%    to   0.64%

AMERICAN CENTURY VP BALANCED FUND
    2016          10,031   16.61   to      16.61       166,636  0.70%    to   0.70%    1.58%    to   1.58%
    2015           10703   15.64   to      15.64       167,356  0.70%    to   0.70%    1.71%    to   1.71%
    2014          12,788   16.16   to      16.16       206,666  0.70%    to   0.70%    1.54%    to   1.54%
    2013           9,474   14.82   to      14.82       140,362  0.70%    to   0.70%    1.57%    to   1.57%
    2012          11,216   12.71   to      12.71       142,505  0.70%    to   0.70%    1.94%    to   1.94%

AMERICAN CENTURY VP INTERNATIONAL FUND
    2016             831   12.05   to      12.05        10,009  0.70%    to   0.70%    1.01%    to   1.01%
    2015             732   12.84   to      12.84         9,403  0.70%    to   0.70%    0.36%    to   0.36%
    2014             642   12.83   to      12.83         8,239  0.70%    to   0.70%      --     to     --


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
AMERICAN CENTURY EQUITY INCOME FUND
    2016        17.72%    to   19.20%
    2015        (0.90)%   to    2.31%
    2014         5.59%    to   10.70%
    2013        17.82%    to   19.04%
    2012         9.85%    to   11.12%

AMERICAN CENTURY GROWTH FUND
    2016         2.56%    to    4.15%
    2015         3.02%    to    4.59%
    2014         9.57%    to   11.21%
    2013        27.48%    to   29.37%
    2012         5.73%    to   12.23%

AMERICAN CENTURY ULTRA(R) FUND
    2016         2.84%    to    3.77%
    2015         4.56%    to    5.52%
    2014         8.28%    to    9.22%
    2013        34.89%    to   36.11%
    2012        12.48%    to   13.49%

AMERICAN CENTURY VP BALANCED FUND
    2016         6.25%    to    6.25%
    2015        (3.24)%   to   (3.24)%
    2014         9.05%    to    9.05%
    2013        16.61%    to   16.61%
    2012        11.02%    to   11.02%

AMERICAN CENTURY VP INTERNATIONAL FUND
    2016        (6.16)%   to   (6.16)%
    2015         0.05%    to    0.05%
    2014        (6.15)%   to   (6.15)%


--------------------------------------------------------------------------------
                                   SA-399

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
AMERICAN CENTURY SMALL CAP VALUE FUND
    2016         173,372  $23.06   to   $  27.93  $  4,061,981    --     to   1.25%    0.46%    to   0.67%
    2015         249,006   18.30   to      22.48     4,599,606    --     to   1.25%    0.13%    to   0.13%
    2014         227,504   18.80   to      23.45     4,332,189    --     to   1.25%    0.37%    to   0.63%
    2013         198,417   18.01   to      22.79     3,630,862    --     to   1.25%    0.67%    to   0.95%
    2012         184,903   13.35   to      17.16     2,518,912    --     to   1.25%    1.25%    to   1.48%

AMERICAN CENTURY LARGE COMPANY VALUE FUND
    2016           2,911   13.59   to      16.41        40,079  0.75%    to   1.25%    1.65%    to   1.65%
    2015           3,253   11.89   to      14.43        39,373  0.75%    to   1.25%    0.91%    to   1.02%
    2014           3,414   12.49   to      15.23        44,098  0.75%    to   1.25%    1.11%    to   1.14%
    2013           4,122   11.18   to      13.70        47,669  0.75%    to   1.25%    0.38%    to   1.51%
    2012           6,001    8.46   to      10.59        51,468  1.05%    to   1.25%    1.67%    to   1.77%

AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
    2016          12,461   12.81   to      13.36       157,040  0.85%    to   1.25%    1.58%    to   1.68%
    2015          11,364   12.43   to      12.91       138,973  0.85%    to   1.25%    0.73%    to   0.74%
    2014           9,814   12.88   to      13.33       124,245  0.85%    to   1.25%    1.02%    to   1.37%
    2013          11,519   12.35   to      12.74       143,759  1.05%    to   1.25%    0.53%    to   0.97%
    2012          14,512   14.23   to      14.23       206,447  1.25%    to   1.25%    2.08%    to   2.08%

AMERICAN CENTURY EQUITY GROWTH FUND
    2016           7,820   16.13   to      17.89       129,245    --     to   1.25%    1.19%    to   1.22%
    2015           6,052   14.70   to      16.52        92,135    --     to   1.25%    0.45%    to   1.16%
    2014           2,809   14.20   to      17.49        46,957  1.05%    to   1.25%    0.93%    to   1.09%
    2013           4,898   12.69   to      15.67        75,191  1.05%    to   1.25%    1.19%    to   1.24%
    2012           5,001    9.67   to      11.96        58,629  1.05%    to   1.25%    1.15%    to   1.63%

AMERICAN CENTURY VP INCOME & GROWTH FUND
    2016          11,865   17.26   to      17.26       204,807  0.70%    to   0.70%    2.39%    to   2.39%
    2015          21,221   15.32   to      15.32       325,045  0.70%    to   0.70%    2.10%    to   2.10%
    2014          22,377   16.34   to      16.34       365,711  0.70%    to   0.70%    2.23%    to   2.23%
    2013          18,837   14.63   to      14.63       275,567  0.70%    to   0.70%    2.23%    to   2.23%
    2012          18,220   10.85   to      10.85       197,625  0.70%    to   0.70%    2.11%    to   2.11%

AMERICAN CENTURY VP ULTRA FUND
    2016          32,760   20.63   to      20.63       675,792  0.70%    to   0.70%    0.34%    to   0.34%
    2015          33,382   19.89   to      19.89       663,935  0.70%    to   0.70%    0.44%    to   0.44%
    2014          33,148   18.85   to      18.85       624,740  0.70%    to   0.70%    0.36%    to   0.36%
    2013          31,085   17.25   to      17.25       536,355  0.70%    to   0.70%    0.53%    to   0.53%
    2012          31,969   12.68   to      12.68       405,249  0.70%    to   0.70%      --     to     --

AMERICAN CENTURY VP VALUE FUND
    2016          50,153   18.84   to      18.84       944,919  0.70%    to   0.70%    1.77%    to   1.77%
    2015          51,098   15.75   to      15.75       804,667  0.70%    to   0.70%    2.14%    to   2.14%
    2014          51,464   16.50   to      16.50       849,093  0.70%    to   0.70%    1.60%    to   1.60%
    2013          49,706   14.69   to      14.69       730,329  0.70%    to   0.70%    1.67%    to   1.67%
    2012          48,074   11.23   to      11.23       539,991  0.70%    to   0.70%    1.85%    to   1.85%

AMERICAN CENTURY MID CAP VALUE FUND
    2016          46,387   22.52   to      24.53     1,105,369    --     to   1.25%    1.24%    to   1.35%
    2015          28,160   18.61   to      20.02       544,313    --     to   1.25%    0.59%    to   1.00%
    2014          14,326   19.19   to      20.25       281,039  0.15%    to   1.25%    0.89%    to   0.94%
    2013          13,319   16.75   to      17.47       227,012  0.15%    to   1.25%    1.14%    to   1.28%
    2012          14,031   13.08   to      13.49       185,854  0.15%    to   1.25%    0.60%    to   1.94%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
AMERICAN CENTURY SMALL CAP VALUE FUND
    2016        24.24%    to    26.01%
    2015        (4.13)%   to    (2.67)%
    2014         2.89%    to     4.39%
    2013        32.83%    to    34.91%
    2012        14.90%    to    16.70%

AMERICAN CENTURY LARGE COMPANY VALUE FUND
    2016        13.73%    to    14.30%
    2015        (5.28)%   to    (4.79)%
    2014        11.17%    to    11.74%
    2013        29.33%    to    29.97%
    2012        14.89%    to    15.12%

AMERICAN CENTURY INFLATION-ADJUSTED BOND FUND
    2016         3.09%    to     3.50%
    2015        (3.52)%   to    (3.15)%
    2014        (2.86)%   to     1.10%
    2013       (10.44)%   to   (10.26)%
    2012         5.12%    to     5.12%

AMERICAN CENTURY EQUITY GROWTH FUND
    2016         8.32%    to     9.68%
    2015        (5.57)%   to    (2.34)%
    2014        11.62%    to    11.88%
    2013        30.99%    to    31.25%
    2012        14.55%    to    14.78%

AMERICAN CENTURY VP INCOME & GROWTH FUND
    2016        12.69%    to    12.69%
    2015        (6.26)%   to    (6.26)%
    2014        11.71%    to    11.71%
    2013        34.87%    to    34.87%
    2012        13.94%    to    13.94%

AMERICAN CENTURY VP ULTRA FUND
    2016         3.72%    to     3.72%
    2015         5.51%    to     5.51%
    2014         9.26%    to     9.26%
    2013        36.12%    to    36.12%
    2012        13.13%    to    13.13%

AMERICAN CENTURY VP VALUE FUND
    2016        19.64%    to    19.64%
    2015        (4.56)%   to    (4.56)%
    2014        12.31%    to    12.31%
    2013        30.81%    to    30.81%
    2012        13.78%    to    13.78%

AMERICAN CENTURY MID CAP VALUE FUND
    2016        20.98%    to    22.50%
    2015        (3.80)%   to    (3.01)%
    2014        14.59%    to    15.88%
    2013        28.09%    to    29.51%
    2012        14.67%    to    15.94%


--------------------------------------------------------------------------------
                                   SA-400

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
INVESCO V.I. SMALL CAP EQUITY FUND
    2016          14,009  $16.19   to   $  16.19  $    226,878  0.70%    to   0.70%      --     to     --
    2015          12,069   14.55   to      14.55       175,633  0.70%    to   0.70%      --     to     --
    2014          13,547   15.51   to      15.51       210,118  0.70%    to   0.70%      --     to     --
    2013          20,724   15.26   to      15.26       316,239  0.70%    to   0.70%    0.01%    to   0.01%
    2012          20,491   11.18   to      11.18       229,054  0.70%    to   0.70%      --     to     --

INVESCO V.I. DIVERSIFIED DIVIDEND FUND
    2016           4,560   18.80   to      18.80        85,717  0.70%    to   0.70%    1.09%    to   1.09%
    2015           8,749   16.49   to      16.49       144,250  0.70%    to   0.70%    1.75%    to   1.75%
    2014           7,229   16.27   to      16.27       117,602  0.70%    to   0.70%    1.82%    to   1.82%
    2013          11,787   14.52   to      14.52       171,152  0.70%    to   0.70%    2.81%    to   2.81%
    2012           1,671   11.16   to      11.16        18,646  0.70%    to   0.70%    2.05%    to   2.05%

INVESCO EUROPEAN GROWTH FUND
    2016          46,753   10.43   to      14.71       498,926  0.35%    to   1.25%    1.39%    to   1.45%
    2015          45,735   10.76   to      15.32       505,528  0.35%    to   1.25%    1.46%    to   1.46%
    2014          45,287   10.33   to      14.83       483,431  0.35%    to   1.25%    1.25%    to   1.82%
    2013          60,547   11.05   to      16.01       683,745  0.35%    to   1.25%    1.10%    to   1.62%
    2012          57,528    8.98   to      13.12       540,088  0.35%    to   1.25%    1.36%    to   1.81%

INVESCO INTERNATIONAL GROWTH FUND
    2016          27,276   10.84   to      14.39       357,599  0.50%    to   1.25%    1.22%    to   1.23%
    2015          26,398   11.64   to      14.70       351,214  0.15%    to   1.25%      --     to   1.14%
    2014         110,184   11.97   to      15.28     1,363,016  0.15%    to   1.25%    1.26%    to   1.47%
    2013         139,861   12.00   to      15.49     1,698,576  0.15%    to   1.25%    1.23%    to   1.35%
    2012          69,465   10.13   to      13.22       737,057  0.15%    to   1.25%    1.09%    to   1.38%

INVESCO MID CAP CORE EQUITY FUND
    2016          16,954   15.89   to      17.26       301,774  0.50%    to   1.25%    0.31%    to   0.32%
    2015          15,570   14.26   to      15.60       249,601  0.50%    to   1.25%    0.03%    to   0.04%
    2014          14,730   14.98   to      16.52       248,186  0.50%    to   1.25%      --     to   0.01%
    2013          20,467   14.40   to      16.00       325,057  0.50%    to   1.25%      --     to     --
    2012          19,912   11.20   to      12.54       249,821  0.50%    to   1.25%    0.42%    to   0.57%

INVESCO SMALL CAP GROWTH FUND
    2016          84,155   11.69   to      37.57     1,558,215  0.35%    to   1.25%      --     to     --
    2015          91,214   10.54   to      34.18     1,236,411  0.35%    to   1.25%      --     to     --
    2014          83,566   10.77   to      35.26     1,118,320  0.35%    to   1.25%      --     to     --
    2013          57,308   19.06   to      33.16     1,227,505  0.50%    to   1.25%    0.06%    to   0.06%
    2012          78,120   13.69   to      23.99     1,145,583  0.50%    to   1.25%      --     to     --

INVESCO REAL ESTATE FUND
    2016         192,862   22.14   to      37.80     5,510,208    --     to   1.25%    1.69%    to   1.97%
    2015         248,643   20.85   to      36.17     6,584,943    --     to   1.25%    1.09%    to   1.54%
    2014         239,057   20.43   to      36.01     6,302,368    --     to   1.25%    0.83%    to   1.21%
    2013         210,338   15.88   to      28.46     4,658,656    --     to   1.25%    1.05%    to   1.47%
    2012         218,390   15.54   to      28.31     4,813,475    --     to   1.25%    0.38%    to   0.79%

INVESCO SMALL CAP EQUITY FUND
    2016          59,372   17.09   to      18.33       990,828    --     to   1.25%      --     to     --
    2015          62,433   15.29   to      16.61       938,387    --     to   1.25%      --     to     --
    2014          55,793   17.09   to      17.82       896,834  0.35%    to   1.25%      --     to     --
    2013          41,981   16.78   to      17.66       654,089  0.35%    to   1.25%      --     to     --
    2012          43,193   11.28   to      13.08       495,074  0.50%    to   1.25%      --     to     --


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
    2016        11.28%    to   11.28%
    2015        (6.17)%   to   (6.17)%
    2014         1.64%    to    1.64%
    2013        36.51%    to   36.51%
    2012        13.10%    to   13.10%

INVESCO V.I. DIVERSIFIED DIVIDEND FUND
    2016        14.01%    to   14.01%
    2015         1.34%    to    1.34%
    2014        12.04%    to   12.04%
    2013        30.12%    to   30.12%
    2012        17.90%    to   17.90%

INVESCO EUROPEAN GROWTH FUND
    2016        (3.95)%   to   (3.09)%
    2015         3.29%    to    4.20%
    2014        (7.36)%   to   (6.52)%
    2013        22.01%    to   23.11%
    2012        19.58%    to   20.66%

INVESCO INTERNATIONAL GROWTH FUND
    2016        (2.10)%   to   (1.37)%
    2015        (3.79)%   to   (2.75)%
    2014        (1.33)%   to   (0.25)%
    2013        17.22%    to   18.51%
    2012        13.72%    to   14.98%

INVESCO MID CAP CORE EQUITY FUND
    2016        10.62%    to   11.45%
    2015        (5.55)%   to   (4.84)%
    2014         3.22%    to    4.00%
    2013        27.59%    to   28.55%
    2012         9.01%    to    9.83%

INVESCO SMALL CAP GROWTH FUND
    2016         9.92%    to   10.90%
    2015        (3.06)%   to   (2.12)%
    2014         4.92%    to    6.33%
    2013        38.17%    to   39.22%
    2012        16.88%    to   17.75%

INVESCO REAL ESTATE FUND
    2016         4.49%    to    6.18%
    2015         0.45%    to    2.07%
    2014        26.52%    to   28.65%
    2013         0.52%    to    2.18%
    2012        15.10%    to   16.99%

INVESCO SMALL CAP EQUITY FUND
    2016        10.33%    to   11.72%
    2015        (6.80)%   to   (2.86)%
    2014         0.89%    to    1.83%
    2013        34.98%    to   36.20%
    2012        12.09%    to   12.94%


--------------------------------------------------------------------------------
                                   SA-401

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                            INVESTMENT
                                   UNIT                                EXPENSE                INCOME
                                FAIR VALUE                         RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*               HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
INVESCO DEVELOPING MARKETS FUND
    2016         174,694  $11.16   to   $  12.15  $  2,089,117    --     to   1.25%    0.89%    to    0.91%
    2015         173,168    9.43   to      10.15     1,732,462    --     to   1.25%    0.98%    to    3.16%
    2014          90,774   11.75   to      12.27     1,101,171  0.35%    to   1.25%    1.07%    to    1.99%
    2013          23,686   12.30   to      12.73       294,907  0.35%    to   1.25%    0.74%    to    1.20%
    2012          43,944   12.87   to      13.09       571,508  0.65%    to   1.25%    0.83%    to    0.89%

AMERICAN CENTURY DIVERSIFIED BOND FUND
    2016           8,222   11.33   to      11.64        93,611  0.85%    to   1.25%    2.02%    to    2.06%
    2015           4,642   11.22   to      11.48        52,236  0.85%    to   1.25%    2.42%    to    2.46%
    2014           3,950   11.36   to      11.58        45,011  0.85%    to   1.25%    1.94%    to    2.24%
    2013           5,026   10.89   to      10.97        54,952  1.05%    to   1.25%    2.06%    to    2.06%
    2012           4,409   11.32   to      11.39        50,084  1.05%    to   1.25%    2.24%    to    2.39%

DOMINI IMPACT EQUITY FUND+
    2016          35,645   16.91   to      57.53     1,679,641    --     to   1.25%    1.08%    to    1.09%
    2015          30,833   15.39   to      51.72     1,289,810    --     to   1.25%    0.55%    to    0.77%
    2014          40,335   16.81   to      18.45       734,397  0.35%    to   1.25%    1.71%    to    1.95%
    2013           4,592   14.93   to      16.24        71,769  0.35%    to   1.25%      --     to    1.02%
    2012           1,863   11.38   to      11.72        21,339  0.85%    to   1.25%    0.45%    to    0.59%

AB GLOBAL BOND FUND
    2016           2,926   11.57   to      12.09        34,517  0.50%    to   1.25%    2.14%    to    2.16%
    2015           2,930   11.11   to      11.53        33,137  0.50%    to   1.25%    3.66%    to    3.77%
    2014           3,399   11.20   to      11.53        38,616  0.50%    to   1.25%    4.78%    to    5.76%
    2013           2,059   10.61   to      10.76        22,081  0.75%    to   1.25%    1.25%    to    2.35%
    2012           1,175   10.97   to      11.06        12,986  0.85%    to   1.25%    2.41%    to    2.59%

AB GLOBAL RISK ALLOCATION FUND
    2016          11,869   15.30   to      15.44       192,483    --     to   1.25%    3.70%    to    5.62%
    2015          11,381   14.27   to      14.58       172,835    --     to   1.25%    0.06%    to    0.06%
    2014          14,802   14.82   to      15.32       221,956    --     to   1.25%    6.41%    to   10.25%
    2013          12,626   14.46   to      16.18       179,644  0.35%    to   1.25%    0.35%    to    0.36%
    2012          11,433   13.81   to      14.65       165,432    --     to   1.25%    1.10%    to    1.45%

AB GROWTH AND INCOME FUND
    2016           7,377   18.30   to      19.50       136,259  0.65%    to   1.25%    1.82%    to    1.96%
    2015           7,291   16.67   to      17.66       120,155  0.65%    to   1.25%    1.00%    to    1.35%
    2014           5,479   16.69   to      17.57        87,671  0.65%    to   1.25%    0.83%    to    0.84%
    2013           5,830   15.52   to      16.24        84,319  0.65%    to   1.25%    0.52%    to    1.06%
    2012           9,213   11.71   to      12.18        93,260  0.65%    to   1.25%    0.62%    to    1.01%

AB INTERNATIONAL GROWTH FUND
    2016          41,594    8.02   to      10.23       356,078  0.35%    to   1.25%    0.65%    to    0.72%
    2015          40,486    8.66   to      11.15       378,529  0.35%    to   1.25%      --     to      --
    2014          36,091    8.88   to      11.53       373,124  0.35%    to   1.25%      --     to      --
    2013          45,818    9.04   to      11.85       484,157  0.35%    to   1.25%    0.77%    to    0.98%
    2012          49,790    8.00   to      10.59       482,836  0.35%    to   1.25%    0.78%    to    0.83%

AB INTERNATIONAL VALUE FUND
    2016          92,923    9.56   to      12.13       907,320    --     to   1.25%    0.17%    to    0.18%
    2015         106,091    9.78   to      12.27     1,058,736    --     to   1.25%    1.09%    to    1.32%
    2014         127,611    9.66   to      12.14     1,231,559    --     to   1.25%    2.14%    to    2.95%
    2013         144,363   10.47   to      13.41     1,504,030    --     to   1.25%    4.97%    to    5.01%
    2012         145,778    8.68   to      11.52     1,241,312    --     to   1.25%    3.25%    to    3.27%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
INVESCO DEVELOPING MARKETS FUND
    2016        18.27%    to    19.75%
    2015       (19.95)%   to   (19.71)%
    2014        (4.48)%   to    (3.59)%
    2013        (4.42)%   to    (3.55)%
    2012        18.03%    to    18.74%

AMERICAN CENTURY DIVERSIFIED BOND FUND
    2016         0.99%    to     1.39%
    2015        (1.25)%   to    (0.83)%
    2014         0.56%    to     4.34%
    2013        (3.84)%   to    (3.65)%
    2012         3.55%    to     3.75%

DOMINI IMPACT EQUITY FUND+
    2016         9.86%    to    11.24%
    2015        (8.45)%   to    (1.77)%
    2014        12.56%    to    13.58%
    2013        31.20%    to    32.39%
    2012         9.95%    to    10.39%

AB GLOBAL BOND FUND
    2016         4.07%    to     4.86%
    2015        (0.78)%   to    (0.02)%
    2014         4.24%    to     5.55%
    2013        (3.37)%   to    (2.88)%
    2012         5.71%    to     6.13%

AB GLOBAL RISK ALLOCATION FUND
    2016         5.88%    to     7.21%
    2015        (4.84)%   to    (3.70)%
    2014         1.07%    to     5.98%
    2013        (1.31)%   to    (0.42)%
    2012        14.50%    to    15.94%

AB GROWTH AND INCOME FUND
    2016         9.77%    to    10.43%
    2015        (0.10)%   to     0.49%
    2014         7.52%    to     8.16%
    2013        32.62%    to    33.41%
    2012        16.07%    to    16.77%

AB INTERNATIONAL GROWTH FUND
    2016        (8.25)%   to    (7.42)%
    2015        (3.30)%   to    (2.50)%
    2014        (2.67)%   to    (1.81)%
    2013        11.89%    to    12.91%
    2012        13.97%    to    15.00%

AB INTERNATIONAL VALUE FUND
    2016        (2.20)%   to    (1.14)%
    2015         1.07%    to     1.24%
    2014        (9.47)%   to    (7.75)%
    2013        16.41%    to    20.55%
    2012        10.77%    to    12.79%


--------------------------------------------------------------------------------
                                   SA-402

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
AB GROWTH FUND
    2016           3,056  $16.69   to   $  18.55  $     50,863  0.50%    to   1.25%      --     to     --
    2015           3,755   16.53   to      18.51        61,721  0.50%    to   1.25%      --     to     --
    2014           2,921   15.27   to      17.23        44,455  0.50%    to   1.25%      --     to     --
    2013           2,175   13.59   to      15.45        29,374  0.50%    to   1.25%      --     to     --
    2012           3,793    9.93   to      10.24        38,480  0.50%    to   1.05%      --     to     --

AB DISCOVERY GROWTH FUND
    2016           9,729   20.07   to      21.38       198,790  0.65%    to   1.25%      --     to     --
    2015          12,546   19.39   to      20.54       246,100  0.65%    to   1.25%      --     to     --
    2014          10,559   19.81   to      20.85       211,939  0.65%    to   1.25%      --     to     --
    2013           9,458   19.52   to      20.42       187,241  0.65%    to   1.25%      --     to     --
    2012           8,693   14.28   to      14.85       126,074  0.65%    to   1.25%      --     to     --

AB DISCOVERY VALUE FUND
    2016          52,550   19.77   to      21.37     1,082,935  0.35%    to   1.25%    0.20%    to   0.33%
    2015          54,543   16.10   to      17.25       909,311  0.35%    to   1.25%      --     to     --
    2014          59,913   17.32   to      18.39     1,067,625  0.35%    to   1.25%    0.43%    to   0.45%
    2013          58,312   16.15   to      16.99       964,176  0.35%    to   1.25%    0.21%    to   0.22%
    2012          54,739   11.91   to      12.34       664,773  0.50%    to   1.25%    0.31%    to   0.39%

AB VALUE FUND
    2016           1,225   10.61   to      11.41        13,052  0.50%    to   1.25%    1.28%    to   1.85%
    2015             597    9.69   to      10.33         5,810  0.50%    to   1.25%    1.11%    to   1.31%
    2014             717   10.62   to      11.25         7,628  0.50%    to   1.25%    2.22%    to   2.68%
    2013             468    9.64   to      10.03         4,524  0.65%    to   1.25%    1.24%    to   1.42%
    2012             266    7.19   to       7.44         1,915  0.65%    to   1.25%    2.00%    to   2.43%

AB HIGH INCOME FUND
    2016          44,612   13.42   to      14.02       615,290  0.50%    to   1.25%    6.37%    to   6.46%
    2015          29,713   11.79   to      12.23       355,875  0.50%    to   1.25%    6.81%    to   6.86%
    2014           5,100   21.02   to      21.96       107,992  0.50%    to   1.25%      --     to   3.70%
    2013           4,871   20.65   to      21.41       101,560  0.50%    to   1.25%    1.65%    to   3.15%
    2012          12,335   18.46   to      19.00       228,563  0.50%    to   1.25%    2.42%    to   2.71%

AMERICAN FUNDS AMCAP FUND(R)
    2016         175,521   18.71   to      19.34     3,209,912    --     to   1.25%    0.13%    to   0.14%
    2015         210,072   17.22   to      18.02     3,539,011    --     to   1.25%      --     to     --
    2014         220,312   17.14   to      18.16     3,733,943    --     to   1.25%      --     to     --
    2013         236,347   15.34   to      16.46     3,623,928    --     to   1.25%    0.01%    to   0.01%
    2012         238,733   11.25   to      12.22     2,714,777    --     to   1.25%    0.16%    to   0.16%

AMERICAN FUNDS AMERICAN BALANCED FUND(R)
    2016         527,997   17.25   to      17.59     8,758,280  0.35%    to   1.25%    1.44%    to   1.48%
    2015         510,987   15.99   to      16.45     7,907,688  0.35%    to   1.25%    1.26%    to   1.28%
    2014         491,955   15.84   to      16.44     7,631,667  0.35%    to   1.25%    1.18%    to   1.19%
    2013         481,185   14.65   to      15.34     6,976,223  0.35%    to   1.25%    0.31%    to   1.36%
    2012         498,178   11.61   to      12.80     6,033,123  0.50%    to   1.25%    1.62%    to   1.66%

AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
    2016       1,345,068   13.48   to      14.61    17,941,870    --     to   1.25%    3.12%    to   3.16%
    2015       1,427,203   12.65   to      13.88    18,005,021    --     to   1.25%    3.05%    to   3.10%
    2014       1,468,194   13.08   to      14.53    19,337,051    --     to   1.25%    4.24%    to   4.25%
    2013       1,701,330   12.32   to      13.85    21,128,855    --     to   1.25%    3.13%    to   3.19%
    2012       1,689,903   10.76   to      12.25    18,742,554    --     to   1.25%    3.85%    to   3.92%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
AB GROWTH FUND
    2016         0.20%    to    0.95%
    2015         7.43%    to    8.25%
    2014        11.50%    to   12.35%
    2013        31.76%    to   32.75%
    2012        12.15%    to   12.77%

AB DISCOVERY GROWTH FUND
    2016         3.49%    to    4.11%
    2015        (2.10)%   to   (1.49)%
    2014         1.48%    to    2.12%
    2013        36.74%    to   37.56%
    2012        13.25%    to   13.93%

AB DISCOVERY VALUE FUND
    2016        22.84%    to   23.94%
    2015        (7.07)%   to   (6.22)%
    2014         7.24%    to    8.24%
    2013        35.52%    to   36.74%
    2012        16.59%    to   17.47%

AB VALUE FUND
    2016         9.59%    to   10.41%
    2015        (8.80)%   to   (8.14)%
    2014         8.56%    to   10.17%
    2013        34.03%    to   34.84%
    2012        13.43%    to   14.11%

AB HIGH INCOME FUND
    2016        13.79%    to   14.65%
    2015        (5.20)%   to   (4.51)%
    2014         1.81%    to    2.58%
    2013        11.86%    to   12.71%
    2012         9.31%    to   10.13%

AMERICAN FUNDS AMCAP FUND(R)
    2016         7.32%    to    8.66%
    2015        (0.77)%   to    0.47%
    2014        10.34%    to   11.74%
    2013        34.68%    to   36.37%
    2012        13.95%    to   15.39%

AMERICAN FUNDS AMERICAN BALANCED FUND(R)
    2016         6.90%    to    7.87%
    2015         0.08%    to    0.96%
    2014         7.18%    to    8.10%
    2013        19.82%    to   20.90%
    2012        12.42%    to   13.26%

AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
    2016         5.23%    to    6.55%
    2015        (4.47)%   to   (3.25)%
    2014         4.93%    to    6.20%
    2013        13.08%    to   14.50%
    2012        10.04%    to   11.42%


--------------------------------------------------------------------------------
                                   SA-403

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
    2016       1,711,587  $19.45   to   $  44.25  $ 27,485,573    --     to   1.25%    0.95%    to   1.42%
    2015       1,992,981   19.62   to      44.50    30,924,126    --     to   1.25%    1.15%    to   1.32%
    2014       1,899,245   20.09   to      46.24    29,977,679    --     to   1.25%    1.01%    to   1.41%
    2013       1,824,070   20.95   to      48.13    30,131,506    --     to   1.25%    0.53%    to   0.71%
    2012       1,653,487   17.71   to      40.45    22,855,760    --     to   1.25%    1.57%    to   1.98%

AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
    2016       1,030,219   17.40   to      19.13    17,476,605    --     to   1.25%    1.16%    to   1.29%
    2015       1,104,398   15.51   to      17.28    16,792,292    --     to   1.25%    1.06%    to   1.12%
    2014       1,134,261   15.05   to      16.98    16,971,847    --     to   1.25%    1.41%    to   1.46%
    2013       1,291,658   13.87   to      15.84    18,146,141    --     to   1.25%    1.02%    to   1.08%
    2012       1,229,459   10.58   to      12.23    13,501,671    --     to   1.25%    1.34%    to   1.60%

AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
    2016         508,190   15.56   to      17.47     7,899,762    --     to   1.25%    0.45%    to   0.50%
    2015         510,237   15.33   to      17.43     7,862,907    --     to   1.25%    0.34%    to   0.37%
    2014         471,922   14.60   to      16.81     6,996,567    --     to   1.25%    0.24%    to   0.27%
    2013         450,716   14.20   to      16.55     6,674,426    --     to   1.25%    0.56%    to   0.59%
    2012         430,513   11.23   to      13.25     5,135,293    --     to   1.25%    0.86%    to   0.86%

AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
    2016         431,867   11.95   to      12.19     5,192,313  0.35%    to   1.25%    1.37%    to   1.39%
    2015         441,103   11.81   to      11.94     5,217,034  0.35%    to   1.25%    1.65%    to   1.65%
    2014         416,482   11.97   to      11.99     4,977,671  0.35%    to   1.25%    1.84%    to   1.85%
    2013         473,179   11.43   to      11.52     5,436,100  0.35%    to   1.25%    2.01%    to   2.03%
    2012         512,086   11.74   to      11.94     6,090,560  0.35%    to   1.25%    2.25%    to   2.27%

AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
    2016       2,009,685   21.12   to      41.32    42,809,878    --     to   1.25%    0.24%    to   0.25%
    2015       2,164,008   19.78   to      40.62    43,262,105    --     to   1.25%    0.23%    to   0.23%
    2014       2,188,048   19.07   to      42.02    41,816,440    --     to   1.25%    0.03%    to   0.03%
    2013       2,240,236   17.73   to      42.39    39,892,293    --     to   1.25%    0.03%    to   0.03%
    2012       2,292,916   13.45   to      33.89    31,059,167    --     to   1.25%    0.51%    to   0.61%

AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
    2016         933,273   14.93   to      16.34    13,928,229  0.35%    to   1.25%    2.82%    to   2.84%
    2015         925,598   13.60   to      15.01    12,603,044  0.35%    to   1.25%    2.68%    to   2.75%
    2014         952,812   13.90   to      15.49    13,371,186  0.35%    to   1.25%    3.09%    to   3.25%
    2013         936,924   12.92   to      14.52    12,402,710  0.35%    to   1.25%    3.02%    to   3.43%
    2012         912,564   11.01   to      12.49    10,363,025  0.35%    to   1.25%    3.48%    to   3.54%

AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
    2016         625,920   16.29   to      17.60    10,231,353  0.35%    to   1.25%    1.60%    to   1.61%
    2015         633,649   14.32   to      15.61     9,119,596  0.35%    to   1.25%    1.29%    to   1.33%
    2014         602,781   14.63   to      16.10     9,028,096  0.35%    to   1.25%    1.40%    to   1.49%
    2013         656,592   13.14   to      14.59     9,034,561  0.35%    to   1.25%    1.47%    to   1.52%
    2012         690,557   10.07   to      11.20     7,291,355    --     to   1.25%    2.10%    to   2.12%

AMERICAN FUNDS THE NEW ECONOMY FUND(R)
    2016         128,914   17.80   to      19.78     2,317,420    --     to   1.25%      --     to     --
    2015         127,512   17.48   to      19.66     2,242,472    --     to   1.25%    0.05%    to   0.05%
    2014         162,533   16.89   to      19.24     2,797,537    --     to   1.25%    0.23%    to   0.37%
    2013         139,924   16.21   to      18.69     2,320,040    --     to   1.25%    0.20%    to   0.22%
    2012         103,114   11.34   to      13.24     1,213,178    --     to   1.25%    0.32%    to   0.32%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
    2016        (0.86)%   to   (0.56)%
    2015        (3.76)%   to   (2.36)%
    2014        (4.12)%   to   (3.93)%
    2013        18.30%    to   18.99%
    2012        17.18%    to   17.41%

AMERICAN FUNDS FUNDAMENTAL INVESTORS FUND(SM)
    2016        10.75%    to   12.14%
    2015         1.75%    to    3.07%
    2014         7.19%    to    8.54%
    2013        29.46%    to   31.09%
    2012        15.33%    to   16.78%

AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
    2016         0.24%    to    1.50%
    2015         3.68%    to    5.03%
    2014         1.55%    to    2.84%
    2013        24.85%    to   26.42%
    2012        18.90%    to   20.40%

AMERICAN FUNDS THE BOND FUND OF AMERICA(R)
    2016         1.17%    to    2.08%
    2015        (1.32)%   to   (0.43)%
    2014         3.91%    to    4.89%
    2013        (3.51)%   to   (2.64)%
    2012         4.24%    to    5.18%

AMERICAN FUNDS THE GROWTH FUND OF AMERICA(R)
    2016         1.72%    to    6.78%
    2015        (3.33)%   to    3.73%
    2014        (0.87)%   to    7.56%
    2013        25.08%    to   31.77%
    2012        18.70%    to   19.63%

AMERICAN FUNDS THE INCOME FUND OF AMERICA(R)
    2016         8.80%    to    9.78%
    2015        (3.07)%   to   (2.17)%
    2014         6.69%    to    7.61%
    2013        16.30%    to   17.35%
    2012        10.20%    to   11.19%

AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA(R)
    2016        12.75%    to   13.77%
    2015        (3.04)%   to   (2.15)%
    2014        10.32%    to   11.32%
    2013        30.30%    to   31.48%
    2012        13.76%    to   15.19%

AMERICAN FUNDS THE NEW ECONOMY FUND(R)
    2016         0.62%    to    1.88%
    2015         2.18%    to    3.47%
    2014         2.95%    to    4.20%
    2013        41.18%    to   42.96%
    2012        22.05%    to   23.59%


--------------------------------------------------------------------------------
                                   SA-404

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
    2016         284,673  $16.70   to   $  18.05  $  4,823,195    --     to   1.25%    1.64%    to   1.64%
    2015         294,654   14.78   to      16.17     4,426,605    --     to   1.25%    1.56%    to   1.71%
    2014         305,080   14.85   to      16.46     4,695,594    --     to   1.25%    1.66%    to   1.68%
    2013         295,952   13.40   to      15.04     4,198,857    --     to   1.25%    1.98%    to   2.05%
    2012         282,500   10.19   to      11.58     3,064,560    --     to   1.25%    2.04%    to   2.08%

AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
    2016         226,190   16.91   to      18.25     3,858,356    --     to   1.25%    1.72%    to   1.80%
    2015         321,684   14.86   to      16.24     4,840,014    --     to   1.25%    1.72%    to   1.73%
    2014         315,345   15.35   to      16.99     4,923,063    --     to   1.25%    1.69%    to   1.72%
    2013         318,158   13.68   to      15.34     4,446,561    --     to   1.25%    1.77%    to   1.78%
    2012         372,401   10.73   to      12.18     4,046,968    --     to   1.25%    2.15%    to   2.31%

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(R)
    2016       1,353,698   19.57   to      72.83    24,538,540    --     to   1.25%    2.14%    to   2.14%
    2015       1,585,433   18.67   to      68.61    26,852,451    --     to   1.25%    1.92%    to   1.93%
    2014       1,641,726   19.39   to      70.36    28,715,316    --     to   1.25%    1.93%    to   2.24%
    2013       1,556,575   18.94   to      67.87    26,843,710    --     to   1.25%    2.12%    to   2.20%
    2012       1,487,510   15.40   to      54.51    20,976,896    --     to   1.25%    2.58%    to   2.92%

AMERICAN FUNDS SMALLCAP WORLD FUND(R)
    2016          71,331   13.52   to      17.00     1,001,168  0.50%    to   1.25%    0.09%    to   0.09%
    2015          67,552   12.88   to      16.32       909,807  0.50%    to   1.25%      --     to     --
    2014          65,583   12.66   to      16.16       872,190  0.50%    to   1.25%      --     to     --
    2013          63,567   12.54   to      16.12       875,676  0.50%    to   1.25%      --     to     --
    2012          54,847    9.77   to      12.66       634,093  0.50%    to   1.25%    1.21%    to   1.37%

ARIEL APPRECIATION FUND
    2016           7,041   20.22   to      47.04       157,318    --     to   1.25%    0.69%    to   0.79%
    2015           7,924   18.17   to      45.08       157,589    --     to   1.25%    0.90%    to   1.03%
    2014           7,673   19.62   to      53.64       163,291    --     to   1.25%    0.55%    to   0.82%
    2013           8,287   18.37   to      55.72       166,957    --     to   1.25%    0.88%    to   1.33%
    2012           7,460   12.72   to      41.02       104,950    --     to   1.25%    0.48%    to   0.95%

ARIEL FUND
    2016          11,743   18.64   to      64.33       239,857    --     to   1.25%    0.32%    to   0.55%
    2015          10,806   16.33   to      59.43       193,038    --     to   1.25%      --     to   0.65%
    2014           9,904   17.25   to      71.82       184,048    --     to   1.25%    0.59%    to   0.65%
    2013          13,141   15.74   to      73.68       220,259    --     to   1.25%    0.13%    to   0.58%
    2012          10,686   11.02   to      51.21       125,981    --     to   1.25%    1.01%    to   1.21%

ARTISAN MID CAP VALUE FUND
    2016         117,323   21.16   to      47.30     4,895,250    --     to   1.25%    0.65%    to   0.80%
    2015         161,973   17.49   to      38.62     5,662,385    --     to   1.25%    0.35%    to   0.41%
    2014         155,017   19.66   to      42.86     5,845,353    --     to   1.25%    0.53%    to   0.70%
    2013         137,361   19.61   to      42.21     5,017,556    --     to   1.25%    0.45%    to   0.46%
    2012         129,993   14.62   to      31.09     3,413,763    --     to   1.25%    0.28%    to   0.65%

AVE MARIA RISING DIVIDEND FUND
    2016         115,623   19.92   to      21.70     2,392,472    --     to   1.25%    1.70%    to   1.70%
    2015          99,476   17.49   to      18.82     1,795,111    --     to   1.25%    1.34%    to   1.38%
    2014          78,847   18.82   to      19.99     1,527,133           to   1.25%    1.01%    to   1.05%
    2013          77,418   17.44   to      18.30     1,385,464    --     to   1.25%    0.89%    to   1.13%
    2012          44,891   13.19   to      13.67       603,463    --     to   1.25%    1.61%    to   1.84%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND(SM)
    2016        11.60%    to   13.00%
    2015        (1.74)%   to   (0.50)%
    2014         9.44%    to   10.83%
    2013        29.83%    to   31.46%
    2012        10.70%    to   12.09%

AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
    2016        12.36%    to   13.77%
    2015        (4.39)%   to   (3.17)%
    2014        10.76%    to   12.23%
    2013        25.92%    to   27.50%
    2012        10.51%    to   11.90%

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND(R)
    2016         4.83%    to    6.15%
    2015        (3.71)%   to   (2.49)%
    2014         2.36%    to    3.66%
    2013        22.96%    to   24.51%
    2012        17.30%    to   18.77%

AMERICAN FUNDS SMALLCAP WORLD FUND(R)
    2016         4.15%    to    4.94%
    2015         0.99%    to    1.77%
    2014         0.23%    to    0.95%
    2013        27.35%    to   28.31%
    2012        20.08%    to   20.98%

ARIEL APPRECIATION FUND
    2016         4.35%    to   11.27%
    2015       (15.96)%   to   (7.37)%
    2014        (3.73)%   to    6.82%
    2013        35.84%    to   44.40%
    2012         5.99%    to   17.87%

ARIEL FUND
    2016         8.24%    to   14.13%
    2015       (17.25)%   to   (5.31)%
    2014        (2.52)%   to    9.58%
    2013        42.88%    to   43.88%
    2012        18.83%    to   19.18%

ARTISAN MID CAP VALUE FUND
    2016        20.96%    to   22.47%
    2015       (11.02)%   to   (9.90)%
    2014         0.24%    to    1.53%
    2013        34.11%    to   35.80%
    2012        10.01%    to   11.39%

AVE MARIA RISING DIVIDEND FUND
    2016        13.90%    to   15.33%
    2015        (7.06)%   to   (5.87)%
    2014         7.91%    to    9.25%
    2013        32.19%    to   33.85%
    2012        12.48%    to   13.89%


--------------------------------------------------------------------------------
                                   SA-405

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
AVE MARIA CATHOLIC VALUES FUND
    2016          12,073  $ 9.61   to   $   9.72  $    117,218  0.50%    to   1.25%      --     to     --
    2015           9,298    8.36   to       8.38        77,865  0.75%    to   1.25%    0.13%    to   0.15%

AVE MARIA GROWTH FUND
    2016          18,259   20.55   to      21.63       384,047  0.50%    to   1.25%    0.08%    to   0.09%
    2015          15,138   18.56   to      19.80       283,928  0.15%    to   1.25%      --     to   0.25%
    2014          14,708   19.32   to      20.38       287,473  0.15%    to   1.25%      --     to     --
    2013          12,012   18.20   to      19.09       220,327    --     to   1.25%      --     to     --
    2012           8,346   14.01   to      14.52       117,285    --     to   1.25%      --     to     --

BLACKROCK LIFEPATH(R) DYNAMIC 2020 PORTFOLIO+
    2016       1,167,447   13.19   to      23.09    19,663,766    --     to   1.25%    1.42%    to   1.58%
    2015       1,409,717   13.80   to      21.72    23,575,798    --     to   1.25%    1.84%    to   1.84%
    2014       1,443,709   14.23   to      22.12    24,527,807    --     to   1.25%    1.55%    to   1.55%
    2013       1,409,826   13.71   to      21.05    22,554,551    --     to   1.25%    1.40%    to   1.52%
    2012       1,375,538   12.66   to      19.20    20,040,261    --     to   1.25%    1.70%    to   1.85%

BLACKROCK LIFEPATH(R) DYNAMIC 2030 PORTFOLIO+
    2016       1,481,802   14.73   to      24.64    23,993,081    --     to   1.25%    1.78%    to   1.86%
    2015       1,670,029   13.91   to      22.97    26,141,968    --     to   1.25%    1.64%    to   1.83%
    2014       1,623,260   14.38   to      23.45    25,668,737    --     to   1.25%    1.61%    to   1.64%
    2013       1,508,189   13.82   to      22.27    21,957,542    --     to   1.25%    1.63%    to   1.67%
    2012       1,435,591   12.32   to      19.59    18,200,764    --     to   1.25%    1.72%    to   1.93%

BLACKROCK LIFEPATH(R) DYNAMIC 2040 PORTFOLIO+
    2016       1,446,783   14.81   to      25.77    22,588,066    --     to   1.25%    1.83%    to   1.94%
    2015       1,547,395   13.89   to      23.87    23,219,033    --     to   1.25%    1.60%    to   1.67%
    2014       1,493,595   14.39   to      24.43    22,755,247    --     to   1.25%    1.59%    to   1.61%
    2013       1,395,131   13.82   to      23.17    19,732,635    --     to   1.25%    1.69%    to   1.75%
    2012       1,264,438   11.97   to      19.81    15,311,869    --     to   1.25%    1.87%    to   2.02%

BLACKROCK LIFEPATH(R) DYNAMIC RETIREMENT FUND+
    2016         233,594   14.52   to      20.57     3,779,966    --     to   1.25%    1.45%    to   1.46%
    2015         300,233   13.88   to      19.42     4,756,498    --     to   1.25%    1.93%    to   1.95%
    2014         353,998   14.27   to      19.73     5,617,863    --     to   1.25%    1.57%    to   1.58%
    2013         357,572   13.80   to      18.83     5,445,745    --     to   1.25%    1.28%    to   1.33%
    2012         387,441   13.15   to      17.72     5,478,537    --     to   1.25%    1.70%    to   1.80%

BLACKROCK LIFEPATH(R) DYNAMIC 2050 PORTFOLIO+
    2016         233,221   15.66   to      18.58     3,817,535    --     to   1.25%    1.90%    to   2.71%
    2015         226,620   14.69   to      15.80     3,461,771    --     to   1.25%    1.52%    to   1.58%
    2014         161,132   15.28   to      16.24     2,533,338    --     to   1.25%    1.42%    to   1.65%
    2013         108,588   14.68   to      15.40     1,624,097    --     to   1.25%    1.66%    to   1.87%
    2012          82,225   12.43   to      12.88     1,032,368    --     to   1.25%    1.94%    to   2.24%

BLACKROCK LIFEPATH(R) DYNAMIC 2025 PORTFOLIO+
    2016          21,583   12.56   to      13.04       273,570  0.50%    to   1.25%    1.52%    to   1.68%
    2015          62,073   11.94   to      12.30       753,177  0.50%    to   1.25%    1.59%    to   1.67%
    2014          53,850   12.36   to      12.63       670,615  0.50%    to   1.25%    1.25%    to   1.43%
    2013           9,303   11.92   to      12.10       111,715  0.50%    to   1.25%    0.84%    to   1.80%
    2012             473   10.82   to      10.87         5,135  0.85%    to   1.25%    0.88%    to   1.73%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
AVE MARIA CATHOLIC VALUES FUND
    2016        15.00%    to    15.86%
    2015       (16.31)%   to   (16.14)%

AVE MARIA GROWTH FUND
    2016        10.68%    to    11.52%
    2015        (3.92)%   to    (2.87)%
    2014         6.15%    to     7.36%
    2013        29.86%    to    31.49%
    2012        13.28%    to    14.71%

BLACKROCK LIFEPATH(R) DYNAMIC 2020 PORTFOLIO+
    2016         4.64%    to     6.29%
    2015        (3.02)%   to    (1.79)%
    2014         3.77%    to     5.07%
    2013         8.31%    to     9.67%
    2012         9.62%    to    10.99%

BLACKROCK LIFEPATH(R) DYNAMIC 2030 PORTFOLIO+
    2016         5.91%    to     7.24%
    2015        (3.28)%   to    (2.04)%
    2014         4.04%    to     5.31%
    2013        12.25%    to    13.66%
    2012        11.69%    to    13.09%

BLACKROCK LIFEPATH(R) DYNAMIC 2040 PORTFOLIO+
    2016         6.64%    to     7.97%
    2015        (3.50)%   to    (2.31)%
    2014         4.14%    to     5.42%
    2013        15.52%    to    16.98%
    2012        13.30%    to    14.73%

BLACKROCK LIFEPATH(R) DYNAMIC RETIREMENT FUND+
    2016         4.60%    to     5.91%
    2015        (2.72)%   to    (1.55)%
    2014         3.43%    to     4.75%
    2013         4.94%    to     6.25%
    2012         7.26%    to     8.61%

BLACKROCK LIFEPATH(R) DYNAMIC 2050 PORTFOLIO+
    2016         5.99%    to     8.19%
    2015        (3.85)%   to    (2.68)%
    2014         4.09%    to     5.42%
    2013        18.05%    to    19.53%
    2012        14.36%    to    15.80%

BLACKROCK LIFEPATH(R) DYNAMIC 2025 PORTFOLIO+
    2016         5.22%    to     6.01%
    2015        (3.41)%   to    (2.62)%
    2014         3.66%    to     4.42%
    2013        10.14%    to    10.97%
    2012         8.24%    to     8.66%


--------------------------------------------------------------------------------
                                   SA-406

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
BLACKROCK LIFEPATH(R) DYNAMIC 2035 PORTFOLIO+
    2016          19,496  $13.21   to   $  13.71  $    259,576  0.50%    to   1.25%    1.69%    to   2.08%
    2015          15,154   12.46   to      12.84       189,463  0.50%    to   1.25%    1.75%    to   1.75%
    2014           7,096   12.93   to      13.22        91,951  0.50%    to   1.25%    1.04%    to   1.70%
    2013           2,650   12.45   to      12.63        33,229  0.50%    to   1.25%    1.17%    to   1.86%
    2012              85   10.95   to      10.99           941  0.85%    to   1.25%    0.76%    to   0.93%

BLACKROCK LIFEPATH(R) DYNAMIC 2045 PORTFOLIO+
    2016           9,146   13.78   to      14.41       127,877  0.35%    to   1.25%    1.80%    to   1.86%
    2015          10,589   12.93   to      13.40       138,792  0.35%    to   1.25%    1.07%    to   1.45%
    2014          11,586   13.44   to      13.81       157,946  0.35%    to   1.25%    1.23%    to   1.67%
    2013           2,611   12.92   to      13.15        34,157  0.35%    to   1.25%    1.81%    to   2.59%
    2012               1   11.07   to      11.07            10  1.25%    to   1.25%    0.81%    to   0.81%

BLACKROCK LIFEPATH(R) DYNAMIC 2055 PORTFOLIO+
    2016           9,996   14.18   to      14.83       143,761  0.35%    to   1.25%    1.79%    to   1.99%
    2015           5,749   13.31   to      13.79        77,527  0.35%    to   1.25%    1.24%    to   1.93%
    2014           2,605   13.85   to      14.22        36,605  0.35%    to   1.25%    1.58%    to   1.65%
    2013           1,672   13.28   to      13.52        22,510  0.35%    to   1.25%    1.07%    to   2.61%

BARON SMALL CAP FUND
    2016          97,071   18.78   to      25.35     2,462,095    --     to   1.25%      --     to     --
    2015         148,983   17.29   to      28.19     3,442,438    --     to   1.25%      --     to     --
    2014         137,512   18.48   to      33.31     3,352,494    --     to   1.25%      --     to     --
    2013         114,755   18.40   to      34.79     2,740,594    --     to   1.25%      --     to     --
    2012         102,446   13.52   to      26.22     1,774,327    --     to   1.25%      --     to     --

BLACKROCK U.S. GOVERNMENT BOND PORTFOLIO
    2016          14,140   10.42   to      10.95       150,290  0.35%    to   1.25%    1.68%    to   1.69%
    2015          12,612   10.43   to      10.86       133,641  0.35%    to   1.25%    1.87%    to   1.87%
    2014          19,022   10.53   to      10.87       203,887  0.35%    to   1.25%    1.84%    to   1.86%
    2013          27,307   10.12   to      10.35       280,553  0.35%    to   1.25%    1.84%    to   1.84%
    2012          27,202   10.52   to      10.66       288,646  0.35%    to   1.25%    1.42%    to   1.42%

BLACKROCK EQUITY DIVIDEND FUND
    2016         118,363   30.04   to      33.12     3,682,817    --     to   1.25%    1.77%    to   1.79%
    2015         112,539   26.22   to      28.55     3,040,158    --     to   1.25%    0.83%    to   1.70%
    2014         174,334   26.65   to      28.67     4,825,529    --     to   1.25%    1.52%    to   1.72%
    2013         174,391   24.75   to      26.28     4,471,029    --     to   1.25%    1.85%    to   2.01%
    2012         135,065   20.15   to      21.14     2,792,567    --     to   1.25%    2.23%    to   2.32%

BLACKROCK CAPITAL APPRECIATION FUND
    2016           9,513   27.55   to      29.21       269,135  0.50%    to   1.25%      --     to     --
    2015          11,046   28.00   to      29.47       318,357  0.50%    to   1.25%      --     to     --
    2014          12,034   26.53   to      27.71       327,419  0.50%    to   1.25%      --     to     --
    2013          18,245   24.79   to      25.71       464,824  0.50%    to   1.25%      --     to     --
    2012          72,577   18.76   to      19.57     1,413,532  0.15%    to   1.25%    0.20%    to   0.27%

BLACKROCK FLEXIBLE EQUITY FUND
    2016           6,003   27.79   to      29.47       167,694  0.50%    to   1.25%    0.57%    to   0.72%
    2015           4,666   25.58   to      26.92       120,197  0.50%    to   1.25%    0.16%    to   0.47%
    2014           3,961   25.59   to      26.74       102,110  0.50%    to   1.25%    1.88%    to   2.93%
    2013           3,791   25.72   to      26.67        98,429  0.50%    to   1.25%    1.50%    to   1.53%
    2012           3,135   21.05   to      21.54        66,556  0.65%    to   1.25%    1.22%    to   1.27%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
BLACKROCK LIFEPATH(R) DYNAMIC 2035 PORTFOLIO+
    2016         6.04%    to    6.84%
    2015        (3.63)%   to   (2.90)%
    2014         3.83%    to    4.66%
    2013        13.65%    to   14.50%
    2012         9.52%    to    9.94%

BLACKROCK LIFEPATH(R) DYNAMIC 2045 PORTFOLIO+
    2016         6.56%    to    7.52%
    2015        (3.80)%   to   (2.97)%
    2014         4.05%    to    5.00%
    2013        16.70%    to   17.76%
    2012        10.70%    to   10.70%

BLACKROCK LIFEPATH(R) DYNAMIC 2055 PORTFOLIO+
    2016         6.56%    to    7.52%
    2015        (3.90)%   to   (3.00)%
    2014         4.27%    to    5.19%
    2013        19.21%    to   20.28%

BARON SMALL CAP FUND
    2016       (10.07)%   to    8.57%
    2015       (15.37)%   to   (6.42)%
    2014        (4.25)%   to    0.43%
    2013        32.68%    to   36.06%
    2012        14.35%    to   18.32%

BLACKROCK U.S. GOVERNMENT BOND PORTFOLIO
    2016        (0.04)%   to    0.86%
    2015        (0.96)%   to   (0.09)%
    2014         4.07%    to    5.01%
    2013        (3.76)%   to   (2.89)%
    2012         1.19%    to    2.11%

BLACKROCK EQUITY DIVIDEND FUND
    2016        14.56%    to   16.00%
    2015        (1.61)%   to   (0.40)%
    2014         7.69%    to    9.08%
    2013        22.80%    to   24.35%
    2012        10.53%    to   11.92%

BLACKROCK CAPITAL APPRECIATION FUND
    2016        (1.60)%   to   (0.86)%
    2015         5.53%    to    6.34%
    2014         7.02%    to    7.80%
    2013        32.14%    to   33.13%
    2012        12.51%    to   13.76%

BLACKROCK FLEXIBLE EQUITY FUND
    2016         8.62%    to    9.44%
    2015        (0.04)%   to    0.69%
    2014        (0.49)%   to    0.25%
    2013        22.20%    to   23.12%
    2012         9.56%    to   10.22%


--------------------------------------------------------------------------------
                                   SA-407

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
CALVERT VP SRI BALANCED PORTFOLIO
    2016          20,598  $15.13   to   $  15.13  $    311,599  0.70%    to   0.70%    1.55%    to   1.55%
    2015          36,120   14.12   to      14.12       510,165  0.70%    to   0.70%    0.12%    to   0.12%
    2014          35,954   14.54   to      14.54       522,849  0.70%    to   0.70%    1.59%    to   1.59%
    2013          36,639   13.36   to      13.36       489,550  0.70%    to   0.70%    1.05%    to   1.05%
    2012          38,069   11.40   to      11.40       434,078  0.70%    to   0.70%    1.25%    to   1.25%

CALVERT EQUITY PORTFOLIO
    2016         269,379   18.44   to      36.84     5,708,983    --     to   1.25%    0.15%    to   0.16%
    2015         277,372   18.24   to      40.03     5,778,791    --     to   1.25%    0.32%    to   0.33%
    2014         278,683   17.82   to      48.41     5,629,210    --     to   1.25%    0.04%    to   0.05%
    2013         267,616   16.25   to      48.01     4,919,951    --     to   1.25%    0.12%    to   0.13%
    2012         287,763   12.61   to      38.44     4,058,581    --     to   1.25%    0.02%    to   0.05%

CALVERT BOND PORTFOLIO
    2016         147,615   13.23   to      14.31     2,014,675    --     to   1.25%    2.45%    to   2.45%
    2015         169,445   12.93   to      13.81     2,246,449    --     to   1.25%    2.41%    to   2.41%
    2014         169,464   13.09   to      13.81     2,261,528    --     to   1.25%    2.39%    to   2.42%
    2013         166,858   12.49   to      13.02     2,107,488    --     to   1.25%    2.19%    to   2.19%
    2012         176,996   12.99   to      13.07     2,309,668    --     to   1.25%    2.25%    to   2.43%

CALVERT INCOME FUND
    2016          67,404   11.98   to      12.78       832,990  0.50%    to   1.25%    3.17%    to   3.18%
    2015          58,847   11.48   to      12.16       692,506  0.50%    to   1.25%    2.76%    to   2.77%
    2014          68,464   11.77   to      12.37       821,880  0.50%    to   1.25%    2.82%    to   2.91%
    2013          74,676   11.36   to      11.85       863,288  0.50%    to   1.25%    2.68%    to   2.88%
    2012          77,771   11.59   to      12.00       911,409  0.50%    to   1.25%    3.12%    to   3.23%

COLUMBIA CONTRARIAN CORE FUND
    2016          16,381   35.86   to      38.02       601,038  0.50%    to   1.25%    0.72%    to   0.75%
    2015          13,676   33.51   to      35.27       468,149  0.50%    to   1.25%    1.31%    to   2.59%
    2014          27,144   33.02   to      34.49       926,192  0.50%    to   1.25%    0.47%    to   0.65%
    2013          27,178   29.67   to      31.52       831,753    --     to   1.25%    0.70%    to   0.72%
    2012          24,330   22.19   to      23.28       550,941    --     to   1.25%    0.50%    to   1.27%

COLUMBIA SMALL CAP VALUE I FUND
    2016           1,746   36.59   to      38.80        64,209  0.50%    to   1.25%    0.43%    to   0.59%
    2015           1,638   28.00   to      29.47        45,959  0.50%    to   1.25%    0.06%    to   0.30%
    2014           3,382   30.32   to      31.67       105,073  0.50%    to   1.25%    0.37%    to   0.37%
    2013           3,134   29.85   to      30.95        95,393  0.50%    to   1.25%    0.60%    to   0.62%
    2012           3,007   22.58   to      23.01        68,582  0.75%    to   1.25%    0.54%    to   0.61%

COLUMBIA MID CAP VALUE FUND
    2016          78,072   14.43   to      16.27     1,161,503    --     to   1.25%    0.79%    to   1.14%
    2015          76,049   12.82   to      13.68     1,001,847  0.50%    to   1.25%    0.28%    to   0.29%
    2014          73,391   13.69   to      14.50     1,027,414  0.50%    to   1.25%    0.33%    to   0.43%
    2013          78,712   12.38   to      13.01       990,468  0.50%    to   1.25%    0.39%    to   0.40%
    2012          96,134    9.28   to       9.67       907,065  0.50%    to   1.25%    0.75%    to   0.76%

COLUMBIA ACORN FUND
    2016          31,022   32.63   to      35.98     1,042,709    --     to   1.25%      --     to     --
    2015          57,154   30.02   to      32.69     1,814,185    --     to   1.25%      --     to     --
    2014          92,803   30.98   to      33.32     3,029,477    --     to   1.25%      --     to     --
    2013          90,880   31.20   to      33.14     2,953,768    --     to   1.25%    0.10%    to   0.12%
    2012          83,576   24.20   to      25.39     2,092,546    --     to   1.25%    0.23%    to   0.25%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
CALVERT VP SRI BALANCED PORTFOLIO
    2016         7.10%    to    7.10%
    2015        (2.86)%   to   (2.86)%
    2014         8.85%    to    8.85%
    2013        17.18%    to   17.18%
    2012         9.74%    to    9.74%

CALVERT EQUITY PORTFOLIO
    2016        (7.97)%   to    1.05%
    2015       (17.31)%   to    2.38%
    2014         0.83%    to    9.65%
    2013        24.90%    to   28.80%
    2012        14.08%    to   15.33%

CALVERT BOND PORTFOLIO
    2016         2.35%    to    3.63%
    2015        (1.24)%   to    0.02%
    2014         4.79%    to    6.08%
    2013        (3.82)%   to   (2.61)%
    2012         6.33%    to    7.29%

CALVERT INCOME FUND
    2016         4.30%    to    5.08%
    2015        (2.45)%   to   (1.68)%
    2014         3.59%    to    4.40%
    2013        (1.98)%   to   (1.24)%
    2012         7.28%    to    8.08%

COLUMBIA CONTRARIAN CORE FUND
    2016         7.00%    to    7.81%
    2015         1.48%    to    2.26%
    2014        11.27%    to   12.08%
    2013        33.73%    to   35.41%
    2012        16.86%    to   18.33%

COLUMBIA SMALL CAP VALUE I FUND
    2016        30.68%    to   31.66%
    2015        (7.65)%   to   (6.95)%
    2014         1.56%    to    2.33%
    2013        32.20%    to   33.20%
    2012         9.73%    to   10.28%

COLUMBIA MID CAP VALUE FUND
    2016        12.54%    to   13.95%
    2015        (6.33)%   to   (5.66)%
    2014        10.61%    to   11.44%
    2013        33.48%    to   34.48%
    2012        15.04%    to   15.91%

COLUMBIA ACORN FUND
    2016         8.69%    to   10.06%
    2015        (3.10)%   to   (1.88)%
    2014        (0.71)%   to    0.53%
    2013        28.90%    to   30.53%
    2012        16.16%    to   17.62%


--------------------------------------------------------------------------------
                                   SA-408

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
COLUMBIA LARGE CAP GROWTH FUND V+
    2016          31,022  $32.63   to   $  35.98  $         --    --     to   1.25%      --     to     --
    2015          32,022   14.39   to      17.15       538,120  0.35%    to   1.25%      --     to     --
    2014          34,563   14.15   to      17.02       579,481  0.35%    to   1.25%      --     to     --
    2013          51,846   13.02   to      15.80       780,250  0.35%    to   1.25%      --     to     --
    2012          56,822    9.64   to      11.81       635,882  0.35%    to   1.25%    0.24%    to   0.29%

CRM MID CAP VALUE FUND
    2016          13,343   19.78   to      21.96       289,439  0.35%    to   1.25%    0.01%    to   0.01%
    2015           9,105   17.27   to      19.00       171,921  0.35%    to   1.25%    1.06%    to   1.15%
    2014           8,987   17.95   to      19.57       175,399  0.35%    to   1.25%    0.30%    to   0.51%
    2013          11,558   17.19   to      18.57       212,830  0.35%    to   1.25%    0.47%    to   0.50%
    2012          13,516   13.08   to      14.00       187,450  0.35%    to   1.25%    0.87%    to   1.07%

COLUMBIA DISCIPLINED SMALL CORE FUND+
    2016          10,922   18.51   to      19.49       207,812  0.50%    to   1.25%    0.18%    to   0.26%
    2015           9,547   16.14   to      16.86       157,408  0.50%    to   1.25%    0.03%    to   0.04%
    2014           9,029   17.67   to      18.32       162,616  0.50%    to   1.25%    0.08%    to   0.09%
    2013           6,887   17.97   to      18.49       125,683  0.50%    to   1.25%      --     to   0.07%
    2012          21,756   13.40   to      13.88       297,135    --     to   1.25%    0.29%    to   0.58%

CALAMOS GLOBAL EQUITY FUND
    2016               6   13.31   to      13.31            77  0.50%    to   0.50%      --     to     --
    2015               1   13.51   to      13.51             8  0.50%    to   0.50%      --     to     --
    2014               1   12.94   to      12.94             7  0.50%    to   0.50%      --     to     --

CALAMOS INTERNATIONAL GROWTH FUND
    2016             807    9.55   to       9.55         7,706  1.25%    to   1.25%      --     to     --
    2015             413   10.30   to      10.30         4,255  1.25%    to   1.25%      --     to     --
    2014             217   10.15   to      10.15         2,205  1.25%    to   1.25%      --     to     --
    2013              52   10.98   to      10.98           567  1.25%    to   1.25%    0.66%    to   0.66%

DAVIS FINANCIAL FUND
    2016          11,872   14.18   to      16.54       175,083  0.50%    to   1.25%    0.75%    to   0.76%
    2015          11,757   12.38   to      14.56       154,276  0.50%    to   1.25%    0.46%    to   2.59%
    2014          11,265   12.23   to      14.49       154,164  0.50%    to   1.25%      --     to   0.69%
    2013          11,596   10.88   to      12.98       140,252  0.50%    to   1.25%    0.52%    to   0.56%
    2012          11,185    8.32   to      10.00       104,792  0.50%    to   1.25%    0.97%    to   1.41%

DAVIS NEW YORK VENTURE FUND
    2016         289,284   21.79   to      64.84     6,202,348    --     to   1.25%    0.70%    to   0.81%
    2015         304,868   19.65   to      57.76     5,888,445    --     to   1.25%    0.70%    to   0.80%
    2014         343,421   19.33   to      56.09     6,730,535    --     to   1.25%    0.43%    to   0.44%
    2013         396,198   18.37   to      52.65     7,264,302    --     to   1.25%    0.51%    to   0.52%
    2012         400,399   13.82   to      39.12     5,536,362    --     to   1.25%    1.36%    to   1.76%

DAVIS OPPORTUNITY FUND
    2016          11,491   16.13   to      17.53       188,395  0.50%    to   1.25%      --     to     --
    2015          10,107   14.07   to      15.40       145,261  0.50%    to   1.25%      --     to     --
    2014          11,055   13.47   to      14.86       154,354  0.50%    to   1.25%    0.07%    to   0.07%
    2013          13,886   12.62   to      14.02       187,380  0.50%    to   1.25%    0.12%    to   0.22%
    2012          12,429    8.93   to      10.00       123,502  0.50%    to   1.25%    0.69%    to   1.48%

DELAWARE DIVERSIFIED INCOME FUND
    2016          17,875   10.63   to      11.03       193,250  0.50%    to   1.25%    3.15%    to   3.24%
    2015          11,002   10.39   to      10.70       116,196  0.50%    to   1.25%    3.36%    to   3.41%
    2014          13,734   10.64   to      10.88       147,515  0.50%    to   1.25%    3.72%    to   3.74%
    2013          12,061   10.25   to      10.40       124,301  0.50%    to   1.25%    2.24%    to   3.71%
    2012             774   10.52   to      10.57         8,150  0.85%    to   1.25%    0.04%    to   0.12%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
COLUMBIA LARGE CAP GROWTH FUND V+
    2016         8.69%    to   10.06%
    2015         0.77%    to    1.69%
    2014         7.72%    to    8.69%
    2013        33.83%    to   35.04%
    2012        10.90%    to   11.90%

CRM MID CAP VALUE FUND
    2016        14.57%    to   15.61%
    2015        (3.80)%   to   (2.93)%
    2014         4.41%    to    5.37%
    2013        31.44%    to   32.63%
    2012        16.15%    to   17.20%

COLUMBIA DISCIPLINED SMALL CORE FUND+
    2016        14.73%    to   15.59%
    2015        (8.68)%   to   (7.97)%
    2014        (1.70)%   to   (0.92)%
    2013        34.13%    to   35.14%
    2012        11.63%    to   13.03%

CALAMOS GLOBAL EQUITY FUND
    2016        (1.51)%   to   (1.51)%
    2015         4.44%    to    4.44%
    2014         5.52%    to    5.52%

CALAMOS INTERNATIONAL GROWTH FUND
    2016        (7.33)%   to   (7.33)%
    2015         1.51%    to    1.51%
    2014        (7.56)%   to   (7.56)%
    2013         9.78%    to    9.78%

DAVIS FINANCIAL FUND
    2016        13.61%    to   14.47%
    2015         0.48%    to    1.27%
    2014        11.64%    to   12.45%
    2013        29.82%    to   30.80%
    2012        16.68%    to   17.56%

DAVIS NEW YORK VENTURE FUND
    2016        10.86%    to   12.25%
    2015         1.67%    to    2.98%
    2014         5.20%    to    6.54%
    2013        32.89%    to   34.56%
    2012        11.33%    to   12.73%

DAVIS OPPORTUNITY FUND
    2016        13.84%    to   14.69%
    2015         3.61%    to    4.42%
    2014         6.00%    to    6.77%
    2013        40.27%    to   41.32%
    2012        10.78%    to   11.62%

DELAWARE DIVERSIFIED INCOME FUND
    2016         2.28%    to    3.04%
    2015        (2.35)%   to   (1.62)%
    2014         3.82%    to    4.63%
    2013        (2.60)%   to   (1.87)%
    2012         5.25%    to    5.65%


--------------------------------------------------------------------------------
                                   SA-409

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
DELAWARE EXTENDED DURATION BOND FUND
    2016           2,814  $12.40   to   $  12.64  $     34,974  0.85%    to   1.25%    3.42%    to   3.44%
    2015             300   11.70   to      11.89         3,538  0.85%    to   1.25%    3.99%    to   3.99%
    2014              77   12.44   to      12.59           968  0.85%    to   1.25%    4.20%    to   4.23%
    2013              24   10.96   to      10.96           267  0.85%    to   0.85%    4.62%    to   4.62%
    2012               6   11.51   to      11.51            68  0.85%    to   0.85%    1.26%    to   1.26%

DREYFUS BOND MARKET INDEX FUND
    2016         888,308   12.05   to      13.43    11,557,084    --     to   1.25%    2.13%    to   2.15%
    2015         596,861   11.95   to      13.15     7,594,170    --     to   1.25%    2.17%    to   2.18%
    2014         533,797   12.10   to      13.15     6,774,152    --     to   1.25%    2.32%    to   2.32%
    2013         529,424   11.60   to      12.45     6,393,667    --     to   1.25%    2.57%    to   2.57%
    2012         452,028   12.06   to      12.78     5,629,074    --     to   1.25%    2.93%    to   2.94%

DREYFUS VIF APPRECIATION PORTFOLIO
    2016             987   17.56   to      17.56        17,332  0.70%    to   0.70%    1.91%    to   1.91%
    2015           1,467   16.39   to      16.39        24,048  0.70%    to   0.70%    1.74%    to   1.74%
    2014           1,279   16.92   to      16.92        21,652  0.70%    to   0.70%    1.88%    to   1.88%
    2013           1,117   15.77   to      15.77        17,617  0.70%    to   0.70%    1.02%    to   1.02%
    2012           6,090   13.11   to      13.11        79,848  0.70%    to   0.70%    4.17%    to   4.17%

DREYFUS INTERNATIONAL STOCK INDEX FUND
    2016          32,877   12.47   to      12.47       410,030    --     to     --     2.43%    to   2.43%
    2015          45,269   12.35   to      12.35       559,100    --     to     --     2.14%    to   2.14%
    2014          37,133   12.50   to      12.50       464,158    --     to     --     3.38%    to   3.38%
    2013          20,966   13.29   to      13.29       278,544    --     to     --     3.09%    to   3.09%
    2012          10,595   10.97   to      10.97       116,212    --     to     --     3.18%    to   3.18%

DREYFUS MIDCAP INDEX FUND
    2016         327,098   22.99   to      74.21    13,658,871    --     to   1.25%    1.11%    to   1.41%
    2015         273,589   19.36   to      61.73     8,409,180    --     to   1.25%    0.80%    to   2.34%
    2014         313,492   20.13   to      63.39     7,376,320    --     to   1.25%    1.14%    to   1.15%
    2013         249,919   18.64   to      57.96     5,413,209    --     to   1.25%    0.91%    to   1.20%
    2012         212,945   14.20   to      43.63     3,303,917    --     to   1.25%    1.29%    to   1.55%

DREYFUS SMALLCAP STOCK INDEX FUND
    2016         222,769   23.51   to      57.95     8,799,272    --     to   1.25%    1.06%    to   1.49%
    2015         164,227   18.92   to      46.05     4,293,681    --     to   1.25%    0.73%    to   2.11%
    2014         176,902   19.59   to      47.10     3,865,349    --     to   1.25%    0.76%    to   0.97%
    2013         141,865   18.82   to      44.69     3,132,831    --     to   1.25%    0.83%    to   1.02%
    2012         105,794   13.54   to      31.75     1,614,945    --     to   1.25%    1.58%    to   1.69%

DREYFUS VIF GROWTH AND INCOME PORTFOLIO
    2016           1,165   18.77   to      18.77        21,870  0.70%    to   0.70%    1.34%    to   1.34%
    2015             253   17.18   to      17.18         4,344  0.70%    to   0.70%    0.88%    to   0.88%
    2014             234   17.03   to      17.03         3,992  0.70%    to   0.70%    0.80%    to   0.80%
    2013             215   15.58   to      15.58         3,351  0.70%    to   0.70%    0.92%    to   0.92%
    2012             192   11.47   to      11.47         2,198  0.70%    to   0.70%    1.50%    to   1.50%

DREYFUS VIF QUALITY BOND PORTFOLIO FUND
    2016           6,195   13.76   to      13.76        85,226  0.70%    to   0.70%    1.78%    to   1.78%
    2015           6,580   13.65   to      13.65        89,786  0.70%    to   0.70%    2.02%    to   2.02%
    2014           6,343   13.97   to      13.97        88,628  0.70%    to   0.70%    2.01%    to   2.01%
    2013           4,515   13.43   to      13.43        60,626  0.70%    to   0.70%    2.85%    to   2.85%
    2012          23,085   13.73   to      13.73       317,016  0.70%    to   0.70%    3.06%    to   3.06%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
DELAWARE EXTENDED DURATION BOND FUND
    2016         5.91%    to    6.33%
    2015        (5.92)%   to   (5.55)%
    2014         8.97%    to   14.90%
    2013        (4.82)%   to   (4.82)%
    2012        15.12%    to   15.12%

DREYFUS BOND MARKET INDEX FUND
    2016         0.82%    to    2.08%
    2015        (1.23)%   to    0.00
    2014         4.27%    to    5.59%
    2013        (3.80)%   to   (2.59)%
    2012         2.41%    to    3.70%

DREYFUS VIF APPRECIATION PORTFOLIO
    2016         7.15%    to    7.15%
    2015        (3.13)%   to   (3.13)%
    2014         7.32%    to    7.32%
    2013        20.26%    to   20.26%
    2012         9.66%    to    9.66%

DREYFUS INTERNATIONAL STOCK INDEX FUND
    2016         0.98%    to    0.98%
    2015        (1.20)%   to   (1.20)%
    2014        (5.95)%   to   (5.95)%
    2013        21.12%    to   21.12%
    2012        17.74%    to   17.74%

DREYFUS MIDCAP INDEX FUND
    2016        18.74%    to   20.23%
    2015        (3.83)%   to   (2.62)%
    2014         8.00%    to    9.38%
    2013        31.22%    to   32.86%
    2012        15.75%    to   17.20%

DREYFUS SMALLCAP STOCK INDEX FUND
    2016        24.28%    to   25.84%
    2015        (3.43)%   to   (2.23)%
    2014         4.11%    to    5.40%
    2013        39.01%    to   40.76%
    2012        14.58%    to   16.02%

DREYFUS VIF GROWTH AND INCOME PORTFOLIO
    2016         9.27%    to    9.27%
    2015         0.88%    to    0.88%
    2014         9.32%    to    9.32%
    2013        35.83%    to   35.83%
    2012        17.25%    to   17.25%

DREYFUS VIF QUALITY BOND PORTFOLIO FUND
    2016         0.81%    to    0.81%
    2015        (2.32)%   to   (2.32)%
    2014         4.03%    to    4.03%
    2013        (2.23)%   to   (2.23)%
    2012         6.25%    to    6.25%


--------------------------------------------------------------------------------
                                   SA-410

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
    2016             104  $19.57   to   $  19.57  $      2,042  0.70%    to   0.70%      --     to     --
    2015             623   17.85   to      17.85        11,119  0.70%    to   0.70%    1.57%    to   1.57%
    2014             623   18.57   to      18.57        11,567  0.70%    to   0.70%    1.03%    to   1.03%
    2013             623   16.48   to      16.48        10,266  0.70%    to   0.70%      --     to     --

DREYFUS S&P 500 INDEX FUND
    2016       1,053,963   16.85   to      18.77    19,078,126    --     to   1.25%    1.92%    to   2.27%
    2015         827,325   15.32   to      16.86    13,438,446    --     to   1.25%    1.36%    to   2.36%
    2014         783,928   15.37   to      16.71    12,632,432    --     to   1.25%    1.81%    to   1.88%
    2013         647,412   13.76   to      14.77     9,259,266    --     to   1.25%    1.58%    to   1.91%
    2012         549,672   10.57   to      11.21     5,993,633    --     to   1.25%    2.06%    to   2.39%

DREYFUS INTERMEDIATE TERM INCOME FUND
    2016         101,199   10.20   to      12.69     1,088,596  0.35%    to   1.25%    2.04%    to   2.05%
    2015         143,529   10.05   to      12.62     1,504,923  0.35%    to   1.25%    2.25%    to   2.26%
    2014         144,784   10.23   to      12.97     1,548,460  0.35%    to   1.25%    1.73%    to   2.01%
    2013         116,160   12.53   to      13.07     1,502,237  0.50%    to   1.25%    2.35%    to   2.37%
    2012         236,733   12.86   to      13.31     3,119,414  0.50%    to   1.25%    2.33%    to   2.33%

EATON VANCE LARGE-CAP VALUE FUND
    2016         548,027   14.51   to      16.46     8,028,187    --     to   1.25%    1.41%    to   1.43%
    2015         784,694   13.25   to      15.21    10,469,706    --     to   1.25%    1.39%    to   1.41%
    2014         783,527   13.39   to      15.57    10,596,472    --     to   1.25%    1.27%    to   1.28%
    2013         793,124   12.07   to      14.21     9,698,245    --     to   1.25%    1.19%    to   1.19%
    2012         830,918    9.33   to      11.13     7,884,453    --     to   1.25%    1.71%    to   1.74%

EATON VANCE DIVIDEND BUILDER FUND
    2016          92,958   13.66   to      18.76     1,329,544  0.35%    to   1.25%    1.95%    to   1.97%
    2015          96,988   12.55   to      17.40     1,274,124  0.35%    to   1.25%    1.65%    to   1.68%
    2014          94,580   12.24   to      17.12     1,290,393  0.35%    to   1.25%    1.38%    to   1.41%
    2013         105,644   10.99   to      15.51     1,347,189  0.35%    to   1.25%    1.47%    to   1.48%
    2012         116,428    8.79   to      12.53     1,176,253  0.35%    to   1.25%    2.23%    to   2.35%

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
    2016          29,781   23.72   to      24.01       705,620  0.35%    to   1.25%      --     to     --
    2015          32,937   27.96   to      28.56       906,090  0.35%    to   1.25%      --     to     --
    2014          24,049   25.89   to      26.68       629,511  0.35%    to   1.25%      --     to     --
    2013          19,581   20.39   to      21.21       408,618  0.35%    to   1.25%    0.56%    to   0.71%
    2012          23,768   13.12   to      14.86       325,163  0.50%    to   1.25%    2.50%    to   2.52%

EATON VANCE INCOME FUND OF BOSTON
    2016         147,895   16.94   to      17.41     2,493,513  0.50%    to   1.25%    5.97%    to   5.97%
    2015         143,698   15.11   to      15.64     2,168,970  0.50%    to   1.25%    6.05%    to   6.11%
    2014         142,142   15.50   to      16.17     2,219,981  0.50%    to   1.25%    5.83%    to   5.85%
    2013         140,187   15.19   to      15.96     2,155,873  0.50%    to   1.25%    6.04%    to   6.04%
    2012         137,115   14.23   to      15.06     2,002,627  0.50%    to   1.25%    6.73%    to   6.77%

EATON VANCE BALANCED FUND
    2016           2,447   22.73   to      24.10        56,667  0.50%    to   1.25%    1.49%    to   1.51%
    2015           1,391   22.00   to      22.00        31,265  1.25%    to   1.25%    1.51%    to   1.51%
    2014             164   21.70   to      21.70         3,562  1.25%    to   1.25%    1.26%    to   1.26%
    2013              17   20.04   to      20.04           349  1.25%    to   1.25%    0.44%    to   0.44%
    2012           1,315   17.10   to      17.10        22,495  0.75%    to   0.75%    1.76%    to   1.76%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
    2016         9.61%    to     9.61%
    2015        (3.87)%   to    (3.87)%
    2014        12.69%    to    12.69%
    2013        33.41%    to    33.41%

DREYFUS S&P 500 INDEX FUND
    2016         9.97%    to    11.35%
    2015        (0.32)%   to     0.91%
    2014        11.72%    to    13.13%
    2013        30.12%    to    31.76%
    2012        14.02%    to    15.45%

DREYFUS INTERMEDIATE TERM INCOME FUND
    2016         0.56%    to     1.46%
    2015        (2.70)%   to    (1.78)%
    2014         0.99%    to     3.48%
    2013        (2.53)%   to    (1.80)%
    2012         5.87%    to     6.66%

EATON VANCE LARGE-CAP VALUE FUND
    2016         8.21%    to     9.56%
    2015        (2.29)%   to    (1.07)%
    2014         9.59%    to    10.95%
    2013        27.74%    to    29.34%
    2012        14.33%    to    15.77%

EATON VANCE DIVIDEND BUILDER FUND
    2016         7.86%    to     8.83%
    2015         1.62%    to     2.51%
    2014        10.37%    to    11.34%
    2013        23.85%    to    24.97%
    2012        12.09%    to    13.10%

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
    2016       (15.94)%   to   (15.19)%
    2015         7.05%    to     8.00%
    2014        25.80%    to    26.97%
    2013        42.76%    to    44.05%
    2012        14.05%    to    14.91%

EATON VANCE INCOME FUND OF BOSTON
    2016        11.28%    to    12.11%
    2015        (3.25)%   to    (2.51)%
    2014         1.29%    to     2.03%
    2013         5.97%    to     6.77%
    2012        12.03%    to    12.87%

EATON VANCE BALANCED FUND
    2016         3.31%    to     4.08%
    2015         1.37%    to     1.37%
    2014         8.28%    to     8.28%
    2013        19.46%    to    19.46%
    2012        10.67%    to    10.67%


--------------------------------------------------------------------------------
                                   SA-411

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
    2016          47,179  $18.03   to   $  19.18  $    882,156    --     to   1.25%      --     to     --
    2015          31,468   16.45   to      16.95       527,058  0.50%    to   1.25%      --     to     --
    2014          23,593   15.22   to      15.56       363,779  0.50%    to   1.25%      --     to     --
    2013          12,398   14.69   to      14.91       183,786  0.50%    to   1.25%      --     to     --
    2012             985   10.96   to      11.00        10,803  0.85%    to   1.25%      --     to     --

WELLS FARGO ASSET ALLOCATION FUND
    2016          14,691   12.85   to      13.53       194,505  0.35%    to   1.25%    1.65%    to   2.21%
    2015          23,270   12.32   to      13.08       294,976  0.35%    to   1.25%    2.26%    to   3.09%
    2014          17,853   13.02   to      13.95       240,470  0.35%    to   1.25%    1.44%    to   2.99%
    2013          18,447   13.01   to      14.07       240,985  0.35%    to   1.25%    1.33%    to   1.80%
    2012          16,477   11.46   to      12.80       204,055  0.50%    to   1.25%    2.63%    to   3.23%

WELLS FARGO EMERGING MARKETS EQUITY FUND
    2016         130,894   19.09   to      21.05     2,559,745    --     to   1.25%    0.66%    to   0.70%
    2015         121,826   17.31   to      18.85     2,155,229    --     to   1.25%    0.52%    to   0.54%
    2014         103,448   20.24   to      21.77     2,128,542    --     to   1.25%    0.66%    to   0.73%
    2013         101,438   21.62   to      22.96     2,228,327    --     to   1.25%      --     to     --
    2012          79,358   22.48   to      23.57     1,806,264    --     to   1.25%    0.35%    to   0.46%

WELLS FARGO UTILITY & TELECOMMUNICATIONS FUND
    2016             780   23.69   to      25.12        18,574  0.50%    to   1.25%    1.11%    to   1.31%
    2015             944   21.30   to      22.42        20,177  0.50%    to   1.25%    1.86%    to   1.91%
    2014             835   23.47   to      24.51        19,657  0.50%    to   1.25%    0.92%    to   1.55%
    2013           2,344   20.44   to      21.04        48,343  0.65%    to   1.25%    2.35%    to   2.41%
    2012           1,911   17.51   to      17.78        33,627  0.85%    to   1.25%    2.53%    to   2.55%

ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
    2016         148,891   20.46   to      25.87     3,400,002  0.35%    to   1.25%      --     to     --
    2015         145,602   20.70   to      26.08     3,244,553    --     to   1.25%      --     to     --
    2014         228,958   19.48   to      24.86     4,754,024    --     to   1.25%      --     to     --
    2013         364,616   17.20   to      22.22     6,595,615    --     to   1.25%    0.03%    to   0.03%
    2012         338,999   12.76   to      16.69     4,519,976    --     to   1.25%    0.71%    to   0.78%

ALGER MID CAP GROWTH INSTITUTIONAL FUND
    2016          80,951   13.36   to      16.99     1,141,624  0.35%    to   1.25%      --     to     --
    2015          93,909   13.22   to      16.96     1,309,487  0.35%    to   1.25%      --     to     --
    2014          93,971   13.45   to      17.41     1,365,860  0.35%    to   1.25%      --     to     --
    2013          89,255   12.34   to      16.12     1,200,253  0.35%    to   1.25%      --     to     --
    2012         104,192    9.09   to      11.98     1,071,775  0.35%    to   1.25%    0.21%    to   0.32%

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
    2016          17,617   13.95   to      15.21       258,430  0.35%    to   1.25%      --     to     --
    2015          19,275   13.18   to      14.25       265,833  0.35%    to   1.25%      --     to     --
    2014          17,349   13.81   to      14.79       249,090  0.35%    to   1.25%      --     to     --
    2013          19,007   14.02   to      14.88       273,118  0.35%    to   1.25%      --     to     --
    2012          16,408   10.58   to      11.04       176,716  0.50%    to   1.25%      --     to     --

NUVEEN MID CAP INDEX FUND
    2016         174,078   21.96   to      23.35     3,915,257  0.35%    to   1.25%    1.19%    to   1.23%
    2015         171,095   18.53   to      19.94     3,244,481    --     to   1.25%    0.68%    to   0.74%
    2014         173,777   19.30   to      20.51     3,423,024    --     to   1.25%    0.87%    to   0.98%
    2013         153,658   17.93   to      18.81     2,796,247    --     to   1.25%    0.73%    to   0.83%
    2012         130,367   13.69   to      14.19     1,804,895    --     to   1.25%    0.72%    to   0.79%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
    2016         9.58%    to    10.96%
    2015         8.11%    to     8.94%
    2014         3.62%    to     4.39%
    2013        34.04%    to    35.05%
    2012         9.62%    to    10.04%

WELLS FARGO ASSET ALLOCATION FUND
    2016         3.39%    to     4.32%
    2015        (6.20)%   to    (5.37)%
    2014        (0.85)%   to     0.06%
    2013         9.95%    to    10.95%
    2012         8.98%    to     9.80%

WELLS FARGO EMERGING MARKETS EQUITY FUND
    2016        10.27%    to    11.65%
    2015       (14.47)%   to   (13.40)%
    2014        (6.39)%   to    (5.20)%
    2013        (3.80)%   to    (2.59)%
    2012        11.09%    to    12.49%

WELLS FARGO UTILITY & TELECOMMUNICATIONS FUND
    2016        11.21%    to    12.05%
    2015        (9.24)%   to    (8.53)%
    2014         4.31%    to    14.81%
    2013        16.77%    to    17.48%
    2012         7.58%    to     8.01%

ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
    2016        (0.78)%   to     0.11%
    2015         4.91%    to     6.26%
    2014        11.88%    to    13.28%
    2013        33.13%    to    34.81%
    2012        16.65%    to    18.11%

ALGER MID CAP GROWTH INSTITUTIONAL FUND
    2016         0.18%    to     1.08%
    2015        (2.59)%   to    (1.73)%
    2014         8.01%    to     8.98%
    2013        34.52%    to    35.73%
    2012        14.80%    to    15.84%

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
    2016         5.80%    to     6.76%
    2015        (4.53)%   to    (3.64)%
    2014        (1.51)%   to    (0.59)%
    2013        32.51%    to    33.71%
    2012        11.03%    to    11.87%

NUVEEN MID CAP INDEX FUND
    2016        18.49%    to    19.56%
    2015        (3.98)%   to    (2.80)%
    2014         7.66%    to     9.03%
    2013        30.91%    to    32.55%
    2012        15.80%    to    17.26%


--------------------------------------------------------------------------------
                                   SA-412

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
NUVEEN SMALL CAP INDEX
    2016           1,767  $16.29   to   $  16.88  $     28,997  0.65%    to   1.25%    1.07%    to   1.18%
    2015           4,667   13.68   to      14.54        66,888    --     to   1.25%    0.85%    to   1.13%
    2014           3,174   14.57   to      15.30        47,838    --     to   1.25%    0.86%    to   1.05%
    2013           4,462   14.15   to      14.67        64,733    --     to   1.25%    0.55%    to   0.65%
    2012           8,442   10.38   to      10.63        89,194    --     to   1.25%    0.77%    to   2.82%

NUVEEN EQUITY INDEX FUND
    2016          55,507   20.66   to      26.39     1,183,836    --     to   1.25%    1.16%    to   1.61%
    2015          53,301   18.80   to      20.22     1,025,321    --     to   1.25%    1.42%    to   1.43%
    2014          47,289   18.88   to      20.06       909,857    --     to   1.25%    1.45%    to   1.60%
    2013          40,400   16.91   to      17.75       693,517    --     to   1.25%    0.91%    to   1.58%
    2012          32,494   13.03   to      13.50       427,703    --     to   1.25%    1.38%    to   1.79%

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
    2016          18,519   19.63   to      21.38       390,159    --     to   1.25%      --     to     --
    2015          18,217   19.65   to      21.14       378,382    --     to   1.25%      --     to     --
    2014          17,806   20.09   to      21.35       374,065    --     to   1.25%      --     to     --
    2013          18,790   18.78   to      19.71       366,353    --     to   1.25%      --     to     --
    2012          25,368   13.93   to      14.44       363,071    --     to   1.25%      --     to     --

NUVEEN SMALL CAP SELECT FUND
    2016           2,126   20.80   to      21.67        45,482  0.65%    to   1.25%    0.07%    to   0.09%
    2015           1,610   17.36   to      17.98        28,716  0.65%    to   1.25%      --     to     --
    2014           1,257   17.95   to      18.48        23,137  0.65%    to   1.25%      --     to     --
    2013           1,013   17.24   to      17.64        17,861  0.65%    to   1.25%    0.04%    to   0.14%
    2012           3,583   13.23   to      13.46        47,793  0.65%    to   1.25%      --     to     --

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
    2016           1,377   14.23   to      14.23        19,594  0.85%    to   0.85%    1.66%    to   1.66%
    2015             966   12.86   to      12.86        12,429  0.85%    to   0.85%    1.67%    to   1.67%
    2014             427   13.41   to      13.41         5,729  0.85%    to   0.85%    1.79%    to   1.79%
    2013              47   11.98   to      11.98           566  0.85%    to   0.85%    0.83%    to   0.83%

FIDELITY ADVISOR EQUITY GROWTH FUND
    2016          11,179   15.94   to      18.62       179,232  0.50%    to   1.25%      --     to     --
    2015          14,134   16.01   to      18.84       228,451  0.50%    to   1.25%      --     to     --
    2014          11,477   15.10   to      17.92       175,400  0.50%    to   1.25%      --     to     --
    2013           9,032   13.72   to      16.39       126,011  0.50%    to   1.25%      --     to     --
    2012          11,699   10.18   to      12.26       120,402  0.50%    to   1.25%      --     to     --

FIDELITY ADVISOR VALUE STRATEGIES FUND
    2016           8,138   27.27   to      27.27       221,903  0.35%    to   0.35%    1.15%    to   1.15%
    2015           8,365   24.72   to      24.72       206,777  0.35%    to   0.35%    0.55%    to   0.55%
    2014          12,598   25.59   to      25.59       322,386  0.35%    to   0.35%    0.51%    to   0.51%
    2013          14,279   24.24   to      24.24       346,065  0.35%    to   0.35%    0.44%    to   0.44%
    2012          16,498   18.74   to      18.74       309,188  0.35%    to   0.35%    0.06%    to   0.06%

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND
    2016         195,453   14.06   to      15.86     2,927,612    --     to   1.25%    0.33%    to   0.39%
    2015         216,668   13.08   to      14.57     3,023,657    --     to   1.25%    0.22%    to   0.22%
    2014         238,141   14.09   to      15.51     3,542,865    --     to   1.25%    0.28%    to   0.29%
    2013         282,349   13.58   to      14.75     4,010,061    --     to   1.25%    0.10%    to   0.10%
    2012         247,134   10.10   to      10.84     2,588,716    --     to   1.25%    0.01%    to   0.02%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
NUVEEN SMALL CAP INDEX
    2016        19.08%    to   19.79%
    2015        (6.09)%   to   (4.94)%
    2014         2.99%    to    4.29%
    2013        36.31%    to   38.02%
    2012        14.30%    to   15.74%

NUVEEN EQUITY INDEX FUND
    2016         0.50%    to    9.94%
    2015        (0.45)%   to    0.80%
    2014        11.66%    to   13.02%
    2013        29.81%    to   31.44%
    2012        13.86%    to   15.29%

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
    2016        (0.09)%   to    1.17%
    2015        (2.21)%   to   (1.00)%
    2014         6.99%    to    8.30%
    2013        34.83%    to   36.52%
    2012        13.41%    to   14.83%

NUVEEN SMALL CAP SELECT FUND
    2016        19.81%    to   20.53%
    2015        (3.28)%   to   (2.70)%
    2014         4.13%    to    4.77%
    2013        30.29%    to   31.07%
    2012        10.68%    to   11.35%

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND
    2016        10.63%    to   10.63%
    2015        (4.06)%   to   (4.06)%
    2014        11.90%    to   11.90%
    2013        19.76%    to   19.76%

FIDELITY ADVISOR EQUITY GROWTH FUND
    2016        (1.17)%   to   (0.43)%
    2015         5.16%    to    6.00%
    2014         9.31%    to   10.09%
    2013        33.70%    to   34.71%
    2012        12.60%    to   13.45%

FIDELITY ADVISOR VALUE STRATEGIES FUND
    2016        10.31%    to   10.31%
    2015        (3.40)%   to   (3.40)%
    2014         5.57%    to    5.57%
    2013        29.33%    to   29.33%
    2012        25.94%    to   25.94%

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND
    2016         7.45%    to    8.80%
    2015        (7.16)%   to   (6.04)%
    2014         3.77%    to    5.12%
    2013        34.44%    to   36.13%
    2012        27.41%    to   29.02%


--------------------------------------------------------------------------------
                                   SA-413

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
FEDERATED EQUITY INCOME FUND, INC.
    2016           8,626  $16.67   to   $  17.76  $    139,004  0.65%    to   1.25%    2.33%    to   2.34%
    2015           8,581   15.41   to      16.32       127,921  0.65%    to   1.25%    1.87%    to   2.09%
    2014           9,384   16.50   to      17.37       149,332  0.65%    to   1.25%    1.55%    to   1.72%
    2013           5,176   15.48   to      16.20        78,693  0.65%    to   1.25%    1.16%    to   1.68%
    2012           3,166   11.91   to      11.91        37,712  1.25%    to   1.25%    3.25%    to   3.25%

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND
    2016          20,724   12.55   to      12.73       262,340  0.75%    to   1.25%    2.32%    to   2.35%
    2015          20,472   12.53   to      12.64       257,638  0.75%    to   1.25%    2.42%    to   2.55%
    2014          20,282   12.61   to      12.66       254,862  0.75%    to   1.25%    2.76%    to   2.78%
    2013          27,979   12.13   to      12.14       336,124  0.75%    to   1.25%    2.70%    to   2.72%
    2012          28,351   12.47   to      12.54       353,605  0.75%    to   1.25%    2.93%    to   2.97%

FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
    2016           5,438   14.53   to      17.22        94,457  0.75%    to   1.25%    0.05%    to   0.08%
    2015           5,114   13.31   to      15.86        81,820  0.75%    to   1.25%      --     to     --
    2014           4,681   14.12   to      16.90        79,979  0.75%    to   1.25%    0.14%    to   0.15%
    2013           4,570   12.51   to      15.06        69,452  0.75%    to   1.25%      --     to     --
    2012           4,247    9.00   to      10.88        46,752  0.75%    to   1.25%      --     to     --

FEDERATED HIGH INCOME BOND FUND
    2016           3,827   16.76   to      17.90        65,120  1.05%    to   1.25%    2.21%    to   5.07%
    2015             952   14.82   to      15.86        15,099  1.05%    to   1.25%    5.51%    to   5.51%
    2014             717   15.48   to      16.60        11,897  1.05%    to   1.25%    5.58%    to   5.64%
    2013             373   16.46   to      16.46         6,139  1.25%    to   1.25%    6.14%    to   6.14%
    2012             277   15.62   to      15.62         4,329  1.25%    to   1.25%    8.06%    to   8.06%

FEDERATED KAUFMANN FUND
    2016         287,224   14.78   to      18.28     4,612,341  0.35%    to   1.25%      --     to     --
    2015         296,491   14.39   to      17.96     4,637,520  0.35%    to   1.25%      --     to     --
    2014         312,395   13.62   to      17.16     4,686,958  0.35%    to   1.25%      --     to     --
    2013         338,748   12.53   to      15.92     4,753,625  0.35%    to   1.25%      --     to     --
    2012         350,113    8.95   to      11.47     3,600,204  0.35%    to   1.25%      --     to     --

FEDERATED SHORT-TERM INCOME FUND
    2016           7,107   13.53   to      13.53        96,119  0.35%    to   0.35%    1.15%    to   1.15%
    2015           7,304   13.40   to      13.40        97,880  0.35%    to   0.35%    1.02%    to   1.02%
    2014           8,631   13.42   to      13.42       115,838  0.35%    to   0.35%    1.09%    to   1.09%
    2013           8,898   13.37   to      13.37       118,938  0.35%    to   0.35%    1.40%    to   1.40%
    2012          13,369   13.39   to      13.39       179,074  0.35%    to   0.35%    1.81%    to   1.81%

FEDERATED TOTAL RETURN BOND FUND
    2016          13,482   13.95   to      45.85       242,209  0.50%    to   1.25%    2.86%    to   2.87%
    2015          15,592   13.52   to      44.10       286,688  0.50%    to   1.25%    2.86%    to   2.87%
    2014          16,602   13.79   to      44.67       316,461  0.50%    to   1.25%    3.19%    to   3.23%
    2013          17,625   13.34   to      42.87       311,624  0.50%    to   1.25%    2.97%    to   3.13%
    2012          31,099   13.70   to      43.71       454,639  0.50%    to   1.25%    3.11%    to   3.11%

FEDERATED CLOVER SMALL VALUE FUND
    2016           3,517   16.44   to      17.19        60,302  0.35%    to   1.25%    0.63%    to   0.77%
    2015           2,638   13.68   to      14.18        37,387  0.35%    to   1.25%      --     to   0.53%
    2014             142   15.16   to      15.16         2,153  0.50%    to   0.50%    1.15%    to   1.15%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
FEDERATED EQUITY INCOME FUND, INC.
    2016         8.14%    to    8.79%
    2015        (6.60)%   to   (6.04)%
    2014         6.59%    to    7.23%
    2013        29.97%    to   30.75%
    2012         9.87%    to    9.87%

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND
    2016         0.15%    to    0.65%
    2015        (0.63)%   to   (0.12)%
    2014         3.86%    to    4.37%
    2013        (3.21)%   to   (2.72)%
    2012         1.34%    to    1.84%

FEDERATED MDT MID CAP GROWTH STRATEGIES FUND
    2016         8.61%    to    9.15%
    2015        (6.16)%   to   (5.72)%
    2014        12.22%    to   12.83%
    2013        38.40%    to   39.09%
    2012         5.36%    to    5.89%

FEDERATED HIGH INCOME BOND FUND
    2016        12.90%    to   13.12%
    2015        (4.47)%   to   (4.26)%
    2014        (0.29)%   to    0.87%
    2013         5.37%    to    5.37%
    2012        12.86%    to   12.86%

FEDERATED KAUFMANN FUND
    2016         1.79%    to    2.71%
    2015         4.64%    to    5.63%
    2014         7.79%    to    8.74%
    2013        38.80%    to   40.05%
    2012        15.84%    to   16.89%

FEDERATED SHORT-TERM INCOME FUND
    2016         0.93%    to    0.93%
    2015        (0.14)%   to   (0.14)%
    2014         0.38%    to    0.38%
    2013        (0.20)%   to   (0.20)%
    2012         2.65%    to    2.65%

FEDERATED TOTAL RETURN BOND FUND
    2016         3.20%    to    3.97%
    2015        (1.99)%   to   (1.27)%
    2014         3.39%    to    4.20%
    2013        (2.64)%   to   (1.91)%
    2012         4.69%    to    5.48%

FEDERATED CLOVER SMALL VALUE FUND
    2016        20.16%    to   21.24%
    2015        (8.48)%   to   (5.42)%
    2014         2.90%    to    2.90%


--------------------------------------------------------------------------------
                                   SA-414

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
FEDERATED INTERNATIONAL LEADERS FUND
    2016              98  $13.17   to   $  13.66  $      1,322  0.75%    to   1.25%    2.50%    to   2.51%
    2015              70   13.74   to      14.18           974  0.75%    to   1.25%    1.46%    to   2.14%
    2014              37   14.23   to      14.38           536  1.05%    to   1.25%    0.97%    to   5.00%
    2013              19   15.21   to      15.21           297  1.05%    to   1.05%    1.55%    to   1.55%
    2012              10   12.08   to      12.08           124  1.05%    to   1.05%    0.07%    to   0.07%

FIDELITY(R) VIP GROWTH OPPORTUNITIES PORTFOLIO
    2016          19,121   20.49   to      20.49       391,755  0.70%    to   0.70%    0.33%    to   0.33%
    2015          19,524   20.56   to      20.56       401,472  0.70%    to   0.70%    0.18%    to   0.18%
    2014          20,334   19.61   to      19.61       398,697  0.70%    to   0.70%    0.24%    to   0.24%
    2013          20,743   17.60   to      17.60       365,034  0.70%    to   0.70%    0.30%    to   0.30%
    2012          21,217   12.85   to      12.85       272,654  0.70%    to   0.70%    0.38%    to   0.38%

FIDELITY(R) VIP OVERSEAS PORTFOLIO
    2016           6,716   11.40   to      11.40        76,571  0.70%    to   0.70%    1.11%    to   1.11%
    2015           9,499   12.09   to      12.09       114,889  0.70%    to   0.70%    1.43%    to   1.43%
    2014           8,643   11.75   to      11.75       101,584  0.70%    to   0.70%    1.18%    to   1.18%
    2013          11,548   12.88   to      12.88       148,687  0.70%    to   0.70%    2.22%    to   2.22%
    2012           5,446    9.94   to       9.94        54,136  0.70%    to   0.70%    2.14%    to   2.14%

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
    2016           3,614   17.99   to      17.99        65,024  0.70%    to   0.70%    0.99%    to   0.99%
    2015          10,651   16.53   to      16.53       176,061  0.70%    to   0.70%    1.19%    to   1.19%
    2014          10,508   17.16   to      17.16       180,297  0.70%    to   0.70%    0.53%    to   0.53%
    2013          22,953   16.18   to      16.18       371,382  0.70%    to   0.70%    0.89%    to   0.89%
    2012          13,304   12.49   to      12.49       166,109  0.70%    to   0.70%    0.60%    to   0.60%

FIDELITY VIP BALANCED FUND
    2016          76,576   18.24   to      18.24     1,396,766  0.70%    to   0.70%    1.37%    to   1.37%
    2015          86,024   17.12   to      17.12     1,473,104  0.70%    to   0.70%    1.51%    to   1.51%
    2014          87,200   17.14   to      17.14     1,494,900  0.70%    to   0.70%    1.70%    to   1.70%
    2013          84,753   15.66   to      15.66     1,327,019  0.70%    to   0.70%    1.66%    to   1.66%
    2012          46,407   13.18   to      13.18       611,503  0.70%    to   0.70%    1.57%    to   1.57%

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
    2016          15,646   18.97   to      18.97       296,880  0.70%    to   0.70%    1.96%    to   1.96%
    2015          13,371   16.46   to      16.46       220,094  0.70%    to   0.70%    2.23%    to   2.23%
    2014          11,279   16.96   to      16.96       191,315  0.70%    to   0.70%    1.27%    to   1.27%
    2013          16,669   15.46   to      15.46       257,736  0.70%    to   0.70%    2.15%    to   2.15%
    2012          13,550   11.66   to      11.66       157,964  0.70%    to   0.70%    2.55%    to   2.55%

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
    2016           3,244   23.59   to      23.59        76,542  0.35%    to   0.35%    0.67%    to   0.67%
    2015           8,585   22.38   to      22.38       192,097  0.35%    to   0.35%    1.57%    to   1.57%
    2014           8,584   22.56   to      22.56       193,636  0.35%    to   0.35%    3.14%    to   3.14%
    2013           3,017   21.48   to      21.48        64,796  0.50%    to   0.50%    2.25%    to   2.25%
    2012           1,277   18.67   to      18.67        23,834  0.50%    to   0.50%    2.64%    to   2.64%

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
    2016          26,187   26.20   to      26.52       694,534  0.35%    to   0.50%    1.18%    to   1.20%
    2015          28,827   23.47   to      25.02       721,231  0.35%    to   1.25%    1.33%    to   1.33%
    2014          31,640   23.89   to      25.24       798,622  0.35%    to   0.50%      --     to   2.57%
    2013          24,456   23.10   to      24.00       586,867  0.50%    to   1.25%    1.53%    to   1.56%
    2012           7,959   19.26   to      19.86       158,118  0.50%    to   1.25%    0.01%    to   3.77%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
FEDERATED INTERNATIONAL LEADERS FUND
    2016        (4.14)%   to   (3.66)%
    2015        (9.18)%   to   (3.43)%
    2014        (5.48)%   to   (4.51)%
    2013        25.82%    to   25.82%
    2012        28.73%    to   28.73%

FIDELITY(R) VIP GROWTH OPPORTUNITIES PORTFOLIO
    2016        (0.36)%   to   (0.36)%
    2015         4.86%    to    4.86%
    2014        11.41%    to   11.41%
    2013        36.94%    to   36.94%
    2012        18.78%    to   18.78%

FIDELITY(R) VIP OVERSEAS PORTFOLIO
    2016        (5.72)%   to   (5.72)%
    2015         2.93%    to    2.93%
    2014        (8.75)%   to   (8.75)%
    2013        29.53%    to   29.53%
    2012        19.90%    to   19.90%

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
    2016         8.86%    to    8.86%
    2015        (3.67)%   to   (3.67)%
    2014         6.05%    to    6.05%
    2013        29.58%    to   29.58%
    2012        26.39%    to   26.39%

FIDELITY VIP BALANCED FUND
    2016         6.52%    to    6.52%
    2015        (0.09)%   to   (0.09)%
    2014         9.47%    to    9.47%
    2013        18.82%    to   18.82%
    2012        14.27%    to   14.27%

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
    2016        15.27%    to   15.27%
    2015        (2.94)%   to   (2.94)%
    2014         9.71%    to    9.71%
    2013        32.63%    to   32.63%
    2012        17.74%    to   17.74%

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
    2016         5.43%    to    5.43%
    2015        (0.82)%   to   (0.82)%
    2014         0.79%    to    0.79%
    2013        15.06%    to   15.06%
    2012        12.51%    to   12.51%

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
    2016         5.84%    to    6.00%
    2015        (1.76)%   to   (0.87)%
    2014         0.72%    to    3.42%
    2013        19.90%    to   20.80%
    2012        13.75%    to   14.61%


--------------------------------------------------------------------------------
                                   SA-415

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                            INVESTMENT
                                   UNIT                                EXPENSE                INCOME
                                FAIR VALUE                         RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*               HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
    2016           4,775  $21.65   to   $  21.65  $    103,384  0.35%    to   0.35%    1.51%    to    1.51%
    2015           3,994   20.58   to      20.58        82,195  0.35%    to   0.35%    1.96%    to    1.96%
    2014           2,571   20.75   to      20.75        53,363  0.35%    to   0.35%    2.63%    to    2.63%
    2013           2,520   19.79   to      19.79        49,861  0.50%    to   0.50%    0.44%    to    0.44%
    2012          10,821   17.43   to      17.43       188,580  0.50%    to   0.50%    1.43%    to    1.43%

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
    2016          19,467   25.30   to      25.30       492,592  0.35%    to   0.35%    0.99%    to    0.99%
    2015          32,312   23.96   to      23.96       774,151  0.35%    to   0.35%    1.91%    to    1.91%
    2014          20,577   24.16   to      24.16       497,234  0.35%    to   0.35%    2.90%    to    2.90%
    2013           7,788   22.95   to      22.95       178,727  0.50%    to   0.50%    5.62%    to    5.62%
    2012           1,197   19.27   to      19.27        23,063  0.50%    to   0.50%    2.53%    to    2.53%

FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO
    2016              --      --   to         --             2    --     to     --       --     to      --
    2015              32   22.28   to      22.28           725  0.50%    to   0.50%    1.44%    to    1.44%
    2014               4   22.33   to      22.33            81  0.50%    to   0.50%   13.33%    to   13.33%

FIDELITY ADVISOR(R) STOCK SELECTOR ALL CAP FUND
    2016             173   16.45   to      16.45         2,844  1.25%    to   1.25%    0.17%    to    0.17%
    2015             201   15.29   to      15.29         3,075  1.25%    to   1.25%      --     to      --
    2014             183   15.58   to      15.58         2,847  1.25%    to   1.25%      --     to      --
    2013             189   14.28   to      14.28         2,706  1.25%    to   1.25%    0.18%    to    0.18%
    2012             386   10.85   to      10.85         4,183  1.25%    to   1.25%    0.19%    to    0.19%

TEMPLETON GLOBAL OPPORTUNITIES TRUST
    2016           2,994   21.50   to      21.84        64,733  1.05%    to   1.25%    1.68%    to    2.63%
    2015           2,530   19.73   to      20.42        50,133  0.75%    to   1.25%    0.55%    to    0.60%
    2014           4,548   21.66   to      22.30        98,740  0.75%    to   1.25%      --     to      --
    2013           3,665   22.86   to      23.42        83,937  0.75%    to   1.25%    0.87%    to    1.02%
    2012           4,678   18.41   to      18.77        86,238  0.75%    to   1.25%    2.05%    to    2.42%

TEMPLETON DEVELOPING MARKETS TRUST
    2016          86,422    8.50   to      11.66       835,527  0.50%    to   1.25%    1.00%    to    1.32%
    2015         106,515    7.55   to      10.02       877,222  0.35%    to   1.25%    0.24%    to    0.78%
    2014         113,599    9.43   to      12.63     1,185,732  0.35%    to   1.25%    1.09%    to    1.41%
    2013         116,910   10.30   to      13.92     1,314,404  0.35%    to   1.25%    1.28%    to    1.29%
    2012         122,019   10.47   to      14.27     1,450,330  0.35%    to   1.25%    1.60%    to    1.67%

FRANKLIN HIGH INCOME FUND
    2016          86,053   16.98   to      17.58     1,469,276    --     to   1.25%    6.15%    to    6.27%
    2015          82,313   14.41   to      14.73     1,188,586    --     to   1.25%    6.26%    to    3.38%
    2014          90,936   16.34   to      16.50     1,478,234    --     to   1.25%    5.27%    to    5.87%
    2013          65,630   15.90   to      16.62     1,075,051  0.35%    to   1.25%    2.42%    to    6.39%
    2012          53,656   14.97   to      15.63       832,740  0.50%    to   1.25%    7.18%    to    7.42%

FRANKLIN STRATEGIC INCOME FUND
    2016         250,326   15.23   to      15.29     3,760,580  0.35%    to   1.25%    2.52%    to    2.54%
    2015         259,612   13.86   to      14.28     3,638,893  0.15%    to   1.25%    4.19%    to    4.56%
    2014         264,685   14.50   to      15.11     3,915,646  0.15%    to   1.25%    5.20%    to    5.38%
    2013         271,050   14.29   to      15.05     3,974,468  0.15%    to   1.25%    4.05%    to    4.32%
    2012         261,925   13.87   to      14.76     3,735,003  0.15%    to   1.25%    5.75%    to    5.80%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
    2016         5.21%    to     5.21%
    2015        (0.83)%   to    (0.83)%
    2014         0.90%    to     0.90%
    2013        13.54%    to    13.54%
    2012        11.35%    to    11.35%

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
    2016         5.61%    to     5.61%
    2015        (0.84)%   to    (0.84)%
    2014         0.81%    to     0.81%
    2013        19.12%    to    19.12%
    2012        14.22%    to    14.22%

FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO
    2016           --     to       --
    2015        (0.20)%   to    (0.20)%
    2014         0.50%    to     0.50%

FIDELITY ADVISOR(R) STOCK SELECTOR ALL CAP FUND
    2016         7.61%    to     7.61%
    2015        (1.87)%   to    (1.87)%
    2014         9.11%    to     9.11%
    2013        31.62%    to    31.62%
    2012         8.50%    to     8.50%

TEMPLETON GLOBAL OPPORTUNITIES TRUST
    2016         8.96%    to     9.18%
    2015        (8.89)%   to    (8.44)%
    2014        (5.23)%   to    (4.77)%
    2013        24.19%    to    24.81%
    2012        20.75%    to    21.36%

TEMPLETON DEVELOPING MARKETS TRUST
    2016        16.38%    to    17.25%
    2015       (20.68)%   to   (19.96)%
    2014        (9.28)%   to    (8.46)%
    2013        (2.49)%   to    (1.61)%
    2012        11.72%    to    12.73%

FRANKLIN HIGH INCOME FUND
    2016        17.84%    to    19.32%
    2015       (11.82)%   to   (10.71)%
    2014        (5.20)%   to    (1.66)%
    2013         6.31%    to     7.27%
    2012        14.28%    to    15.14%

FRANKLIN STRATEGIC INCOME FUND
    2016         6.64%    to     7.60%
    2015        (5.47)%   to    (4.38)%
    2014         0.39%    to     1.50%
    2013         1.92%    to     3.04%
    2012        10.95%    to    12.18%


--------------------------------------------------------------------------------
                                   SA-416

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
TEMPLETON GLOBAL BOND FUND
    2016         349,640  $17.68   to   $  17.90  $  6,086,460    --     to   1.25%    2.45%    to   2.46%
    2015         362,018   16.85   to      16.86     5,965,039    --     to   1.25%    2.98%    to   3.52%
    2014         312,719   17.60   to      17.82     5,305,287    --     to   1.25%    6.51%    to   6.64%
    2013         245,611   17.33   to      17.77     4,242,334    --     to   1.25%    3.96%    to   3.98%
    2012         238,403   16.95   to      17.60     4,086,478    --     to   1.25%    5.81%    to   6.07%

FRANKLIN U.S. GOVERNMENT SECURITIES FUND
    2016          44,637   13.04   to      13.57       585,763  0.50%    to   1.25%    3.06%    to   3.06%
    2015          40,229   13.12   to      13.54       530,459  0.50%    to   1.25%    3.22%    to   3.24%
    2014          53,916   13.16   to      13.49       711,019  0.50%    to   1.25%    3.36%    to   3.46%
    2013          53,090   12.77   to      12.99       678,332  0.50%    to   1.25%    3.50%    to   3.61%
    2012         102,162   13.15   to      13.28     1,346,714  0.50%    to   1.25%    3.44%    to   3.65%

FRANKLIN SMALL CAP VALUE FUND
    2016         131,812   24.33   to      54.97     3,164,085    --     to   1.25%    0.25%    to   0.25%
    2015         118,980   19.01   to      44.52     2,218,978    --     to   1.25%    0.54%    to   0.56%
    2014         145,709   20.89   to      53.99     2,915,383    --     to   1.25%    0.17%    to   0.24%
    2013         161,086   21.15   to      59.50     3,333,701    --     to   1.25%    0.42%    to   0.46%
    2012         153,785   15.90   to      46.45     2,420,396    --     to   1.25%    1.10%    to   1.15%

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
    2016         828,302   15.27   to      17.79    12,374,319    --     to   1.25%    1.82%    to   1.85%
    2015         874,786   13.57   to      16.00    11,657,505    --     to   1.25%    1.32%    to   1.49%
    2014         856,941   14.08   to      16.81    11,925,820    --     to   1.25%    2.05%    to   2.11%
    2013         937,246   13.41   to      16.21    12,590,032    --     to   1.25%    1.52%    to   1.54%
    2012       1,014,190   10.70   to      13.10    10,914,321    --     to   1.25%    1.55%    to   1.85%

TEMPLETON GROWTH FUND
    2016         119,356   16.00   to      36.31     1,798,969    --     to   1.25%    0.89%    to   1.52%
    2015         143,194   14.85   to      33.29     2,016,886    --     to   1.25%    1.32%    to   1.32%
    2014         152,801   16.08   to      35.59     2,317,280    --     to   1.25%    2.21%    to   2.50%
    2013         156,786   16.60   to      36.29     2,449,086    --     to   1.25%    1.08%    to   1.37%
    2012         160,678   12.91   to      27.88     1,829,640    --     to   1.25%    1.97%    to   2.04%

FRANKLIN INCOME FUND
    2016         601,377   15.28   to      16.44     9,098,809  0.35%    to   1.25%    5.52%    to   5.53%
    2015         602,058   13.19   to      14.31     7,899,380  0.35%    to   1.25%    5.21%    to   5.23%
    2014         638,534   14.35   to      15.72     9,221,858  0.35%    to   1.25%    4.85%    to   4.93%
    2013         688,749   13.74   to      15.29     9,632,750    --     to   1.25%    4.73%    to   5.56%
    2012         669,238   12.03   to      13.55     8,297,407    --     to   1.25%    6.11%    to   6.39%

FRANKLIN GROWTH FUND
    2016         578,915   19.14   to      20.92    11,174,173    --     to   1.25%    0.50%    to   0.53%
    2015         555,159   17.66   to      19.54     9,915,019    --     to   1.25%    0.62%    to   1.88%
    2014         335,679   17.32   to      19.41     6,025,439    --     to   1.25%    0.28%    to   0.29%
    2013         241,885   15.08   to      17.11     3,792,715    --     to   1.25%    0.49%    to   0.49%
    2012         169,886   11.33   to      13.39     2,109,819  0.50%    to   1.25%    0.29%    to   0.33%

FRANKLIN TOTAL RETURN FUND
    2016          29,892   14.06   to      14.32       421,955  0.50%    to   1.25%    1.74%    to   1.77%
    2015          24,917   13.85   to      13.99       345,445  0.50%    to   1.25%    3.20%    to   4.02%
    2014          28,891   14.25   to      14.29       411,078  0.50%    to   1.25%    3.89%    to   4.93%
    2013          31,003   13.55   to      13.62       419,363  0.50%    to   1.25%    3.72%    to   3.79%
    2012          31,764   13.76   to      13.93       440,802  0.50%    to   1.25%    3.65%    to   3.73%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
TEMPLETON GLOBAL BOND FUND
    2016         4.91%    to    6.22%
    2015        (5.42)%   to   (4.23)%
    2014         0.31%    to    1.59%
    2013         0.95%    to    2.22%
    2012        14.37%    to   15.81%

FRANKLIN U.S. GOVERNMENT SECURITIES FUND
    2016        (0.57)%   to    0.00%
    2015        (0.33)%   to    0.40%
    2014         3.04%    to    3.81%
    2013        (2.90)%   to   (2.17)%
    2012         0.26%    to    1.02%

FRANKLIN SMALL CAP VALUE FUND
    2016        23.47%    to   27.99%
    2015       (17.54)%   to   (8.99)%
    2014        (9.26)%   to   (1.25)%
    2013        28.09%    to   33.05%
    2012        13.46%    to   16.88%

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
    2016        11.16%    to   12.56%
    2015        (4.82)%   to   (3.64)%
    2014         3.71%    to    4.99%
    2013        23.71%    to   25.26%
    2012        11.93%    to   13.34%

TEMPLETON GROWTH FUND
    2016         7.71%    to    9.06%
    2015        (7.65)%   to   (6.46)%
    2014        (3.16)%   to   (1.93)%
    2013        28.54%    to   30.15%
    2012        20.03%    to   21.54%

FRANKLIN INCOME FUND
    2016        14.85%    to   15.88%
    2015        (8.94)%   to   (8.11)%
    2014         2.83%    to    3.78%
    2013        12.81%    to   14.23%
    2012        12.27%    to   13.68%

FRANKLIN GROWTH FUND
    2016         7.07%    to    8.41%
    2015         0.68%    to    1.94%
    2014        13.45%    to   14.86%
    2013        27.78%    to   29.39%
    2012        12.28%    to   13.13%

FRANKLIN TOTAL RETURN FUND
    2016         1.53%    to    2.29%
    2015        (2.79)%   to   (2.07)%
    2014         4.65%    to    5.48%
    2013        (2.21)%   to   (1.47)%
    2012         7.00%    to    7.81%


--------------------------------------------------------------------------------
                                   SA-417

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
FRANKLIN BALANCE SHEET INVESTMENT FUND
    2016          88,907  $24.57   to   $  28.09  $  2,492,283  0.35%    to   1.25%    0.46%    to   0.53%
    2015         114,319   20.65   to      23.40     2,671,468  0.35%    to   1.25%    0.63%    to   0.68%
    2014         125,329   23.09   to      25.93     3,245,621  0.35%    to   1.25%    0.08%    to   0.49%
    2013         128,738   23.21   to      25.83     3,277,736  0.35%    to   1.25%    1.25%    to   1.34%
    2012         134,957   17.20   to      18.97     2,528,648  0.35%    to   1.25%    1.46%    to   1.62%

FRANKLIN MUTUAL BEACON FUND
    2016          80,346   15.12   to      15.21     1,172,925  0.35%    to   1.25%    2.09%    to   2.42%
    2015          86,904   13.10   to      13.30     1,097,728  0.35%    to   1.25%    1.70%    to   1.83%
    2014          95,372   13.74   to      14.08     1,255,951  0.35%    to   1.25%    3.29%    to   3.60%
    2013         124,505   12.95   to      13.39     1,570,328  0.35%    to   1.25%    1.73%    to   1.74%
    2012         128,677   10.10   to      10.53     1,284,573  0.35%    to   1.25%    1.57%    to   1.60%

FRANKLIN MUTUAL SHARES FUND
    2016         268,649   14.06   to      21.60     4,743,577  0.35%    to   1.25%    1.88%    to   2.08%
    2015         300,271   12.20   to      18.92     4,546,441  0.35%    to   1.25%    1.46%    to   1.74%
    2014         304,338   12.77   to      19.98     4,829,375  0.35%    to   1.25%    2.91%    to   3.98%
    2013         291,770   11.94   to      18.85     4,906,975  0.35%    to   1.25%    1.34%    to   1.78%
    2012         350,789    9.38   to      14.94     4,957,774  0.35%    to   1.25%    1.89%    to   1.96%

FRANKLIN SMALL-MID CAP GROWTH FUND
    2016         241,752   18.02   to      21.97     4,356,888    --     to   1.25%      --     to     --
    2015         298,234   17.28   to      21.32     5,127,118    --     to   1.25%      --     to     --
    2014         491,434   12.78   to      22.02     6,572,643  0.35%    to   1.25%      --     to     --
    2013         527,578   11.93   to      20.74     6,610,040  0.35%    to   1.25%      --     to     --
    2012         516,436   11.83   to      15.15     5,434,154    --     to   1.25%      --     to     --

FRANKLIN CONSERVATIVE ALLOCATION FUND
    2016         211,382   13.93   to      14.25     2,939,394  0.35%    to   1.25%    1.09%    to   1.10%
    2015         215,901   13.69   to      13.82     2,897,784    --     to   1.25%    1.75%    to   1.97%
    2014         208,561   14.01   to      14.32     2,889,117    --     to   1.25%    3.05%    to   3.05%
    2013         225,629   13.55   to      14.03     3,030,957    --     to   1.25%    2.13%    to   2.28%
    2012         248,793   12.28   to      12.87     3,056,014    --     to   1.25%    2.16%    to   2.29%

FRANKLIN GROWTH ALLOCATION FUND
    2016         387,551   14.62   to      15.85     5,820,297  0.35%    to   1.25%    0.73%    to   0.86%
    2015         410,195   14.16   to      15.23     5,916,647    --     to   1.25%    1.05%    to   1.18%
    2014         383,575   14.40   to      15.68     5,715,306    --     to   1.25%    1.57%    to   1.63%
    2013         422,956   13.72   to      15.13     5,963,112    --     to   1.25%    1.40%    to   1.46%
    2012         405,908   11.34   to      12.67     4,748,475    --     to   1.25%    1.65%    to   1.93%

FRANKLIN MODERATE ALLOCATION FUND
    2016         459,707   14.55   to      15.25     6,822,756  0.35%    to   1.25%    0.86%    to   0.99%
    2015         519,107   14.19   to      14.71     7,363,056    --     to   1.25%    1.53%    to   1.53%
    2014         530,834   14.47   to      15.19     7,739,029    --     to   1.25%    2.34%    to   2.36%
    2013         541,169   13.90   to      14.78     7,645,362    --     to   1.25%    1.93%    to   2.04%
    2012         529,395   12.16   to      13.08     6,550,911    --     to   1.25%    2.13%    to   2.37%

TEMPLETON FOREIGN FUND
    2016         504,511   19.59   to      23.14    10,257,179    --     to   1.25%    1.74%    to   1.97%
    2015         638,694   17.77   to      20.73    11,726,236    --     to   1.25%    1.17%    to   5.03%
    2014       1,044,174   19.37   to      22.31    14,749,977    --     to   1.25%    2.31%    to   2.68%
    2013       1,075,835   21.99   to      25.01    17,569,023    --     to   1.25%    1.41%    to   1.55%
    2012         774,672   17.51   to      19.67    14,006,013    --     to   1.25%    2.13%    to   2.18%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
FRANKLIN BALANCE SHEET INVESTMENT FUND
    2016        18.96%    to    20.03%
    2015       (10.55)%   to    (9.75)%
    2014        (0.52)%   to     0.37%
    2013        34.92%    to    36.14%
    2012        14.21%    to    15.24%

FRANKLIN MUTUAL BEACON FUND
    2016        14.36%    to    15.39%
    2015        (5.54)%   to    (4.65)%
    2014         5.12%    to     6.11%
    2013        27.10%    to    28.25%
    2012        14.66%    to    15.69%

FRANKLIN MUTUAL SHARES FUND
    2016        14.18%    to    15.21%
    2015        (5.30)%   to    (4.45)%
    2014         5.98%    to     6.94%
    2013        26.15%    to    27.29%
    2012        13.32%    to    14.35%

FRANKLIN SMALL-MID CAP GROWTH FUND
    2016         3.03%    to     4.33%
    2015        (3.45)%   to    (3.19)%
    2014         6.18%    to     7.12%
    2013        19.26%    to    36.86%
    2012         9.40%    to    10.78%

FRANKLIN CONSERVATIVE ALLOCATION FUND
    2016         3.10%    to     4.03%
    2015        (3.47)%   to    (2.27)%
    2014         2.08%    to     3.38%
    2013         9.02%    to    10.39%
    2012         6.65%    to     7.99%

FRANKLIN GROWTH ALLOCATION FUND
    2016         4.06%    to     5.00%
    2015        (2.85)%   to    (1.64)%
    2014         3.66%    to     4.97%
    2013        19.48%    to    20.98%
    2012         9.15%    to    10.52%

FRANKLIN MODERATE ALLOCATION FUND
    2016         3.64%    to     4.57%
    2015        (3.13)%   to    (1.91)%
    2014         2.75%    to     4.08%
    2013        12.93%    to    14.35%
    2012         7.99%    to     9.34%

TEMPLETON FOREIGN FUND
    2016        10.25%    to    11.63%
    2015        (8.25)%   to    (7.08)%
    2014       (11.92)%   to   (10.79)%
    2013        25.59%    to    27.17%
    2012        17.08%    to    18.55%


--------------------------------------------------------------------------------
                                   SA-418

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
FRANKLIN SMALL-MID CAP GROWTH FUND
    2016           8,027  $18.92   to   $  18.92  $    151,894  0.70%    to   0.70%      --     to     --
    2015           8,420   18.25   to      18.25       153,679  0.70%    to   0.70%      --     to     --
    2014           8,251   18.84   to      18.84       155,456  0.70%    to   0.70%      --     to     --
    2013           9,950   17.60   to      17.60       175,155  0.70%    to   0.70%      --     to     --
    2012           8,674   12.80   to      12.80       111,013  0.70%    to   0.70%      --     to     --

HIGHLAND PREMIER GROWTH EQUITY
    2016           5,403   19.44   to      27.04       111,593    --     to   1.25%      --     to     --
    2015           4,353   18.79   to      32.93        85,844    --     to   1.25%      --     to     --
    2014           5,348   18.47   to      34.44       103,028    --     to   1.25%      --     to     --
    2013             957   16.44   to      32.42        15,972    --     to   1.25%    0.14%    to   0.14%
    2012           2,807   12.37   to      25.59        34,892    --     to   1.25%    0.56%    to   1.26%

GOLDMAN SACHS INCOME BUILDER FUND
    2016           3,525   16.25   to      28.51        71,819  1.05%    to   1.25%    3.86%    to   3.90%
    2015           3,908   15.05   to      26.36        74,705  1.05%    to   1.25%    4.06%    to   4.08%
    2014           3,568   15.81   to      27.63        71,178  1.05%    to   1.25%    4.20%    to   4.25%
    2013           4,323   15.46   to      26.97        82,389  1.05%    to   1.25%    3.74%    to   3.83%
    2012           7,097   13.44   to      23.39        97,931  1.05%    to   1.25%    3.12%    to   3.26%

GOLDMAN SACHS CAPITAL GROWTH FUND
    2016              98   16.56   to      18.00         1,764  0.75%    to   1.25%    0.06%    to   0.07%
    2015              48   16.38   to      17.88           859  0.75%    to   1.25%      --     to     --
    2014              44   16.18   to      17.76           772  0.75%    to   1.25%      --     to     --
    2013             121   14.34   to      15.82         1,900  0.75%    to   1.25%    0.01%    to   0.25%
    2012           1,259   10.98   to      12.17        15,134  0.75%    to   1.25%    0.11%    to   0.13%

GOLDMAN SACHS CORE FIXED INCOME FUND
    2016           8,493   12.80   to      12.96       109,675  1.05%    to   1.25%    2.19%    to   2.19%
    2015           7,975   12.61   to      12.78       101,575  1.05%    to   1.25%    2.31%    to   2.35%
    2014           7,079   12.71   to      12.92        90,992  1.05%    to   1.25%    2.26%    to   2.27%
    2013           5,940   12.20   to      12.42        73,403  1.05%    to   1.25%    1.54%    to   2.10%
    2012           6,277   12.80   to      12.80        80,353  1.25%    to   1.25%    2.14%    to   2.14%

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
    2016              37   16.78   to      16.78           626  1.25%    to   1.25%    0.59%    to   0.59%
    2015              56   15.35   to      15.35           863  1.25%    to   1.25%    0.96%    to   0.96%
    2014              57   15.73   to      15.73           890  1.25%    to   1.25%    0.77%    to   0.77%
    2013              54   13.82   to      13.82           750  1.25%    to   1.25%    1.17%    to   1.17%
    2012              50   10.29   to      10.29           517  1.25%    to   1.25%    1.38%    to   1.38%

GOLDMAN SACHS GOVERNMENT INCOME FUND
    2016         152,160   12.58   to      14.63     2,023,236    --     to   1.25%    1.65%    to   1.66%
    2015         170,122   12.61   to      14.72     2,254,826    --     to   1.25%    1.51%    to   1.51%
    2014         160,872   12.73   to      14.90     2,145,299    --     to   1.25%    1.43%    to   1.45%
    2013         171,144   12.38   to      14.52     2,194,753    --     to   1.25%    0.97%    to   0.97%
    2012         208,407   12.86   to      15.08     2,739,419    --     to   1.25%    1.15%    to   1.15%

GOLDMAN SACHS GROWTH & INCOME FUND
    2016           9,179   13.74   to      15.73       139,478  0.50%    to   1.25%    1.95%    to   1.97%
    2015          13,304   12.20   to      14.07       185,430  0.50%    to   1.25%    1.69%    to   1.87%
    2014          15,980   12.65   to      14.69       234,359  0.50%    to   1.25%    1.31%    to   1.32%
    2013          16,000   11.42   to      13.37       213,753  0.50%    to   1.25%    0.37%    to   1.18%
    2012          23,132    8.66   to      10.22       224,647  0.50%    to   1.25%    1.15%    to   1.21%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
FRANKLIN SMALL-MID CAP GROWTH FUND
    2016         3.68%    to    3.68%
    2015        (3.13)%   to   (3.13)%
    2014         7.04%    to    7.04%
    2013        37.54%    to   37.54%
    2012        10.34%    to   10.34%

HIGHLAND PREMIER GROWTH EQUITY
    2016       (17.89)%   to    3.45%
    2015        (4.38)%   to    1.73%
    2014         6.23%    to   12.34%
    2013        26.69%    to   32.94%
    2012        18.73%    to   19.58%

GOLDMAN SACHS INCOME BUILDER FUND
    2016         7.96%    to    8.17%
    2015        (4.80)%   to   (4.59)%
    2014         2.24%    to    2.43%
    2013        15.07%    to   15.30%
    2012        11.47%    to   11.70%

GOLDMAN SACHS CAPITAL GROWTH FUND
    2016         0.65%    to    1.15%
    2015         0.69%    to    1.21%
    2014        12.27%    to   12.86%
    2013        30.03%    to   30.68%
    2012        17.08%    to   17.67%

GOLDMAN SACHS CORE FIXED INCOME FUND
    2016         1.34%    to    1.55%
    2015        (1.05)%   to   (0.80)%
    2014         4.00%    to    4.21%
    2013        (2.94)%   to   (2.75)%
    2012         4.61%    to    4.61%

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
    2016         9.35%    to    9.35%
    2015        (2.44)%   to   (2.44)%
    2014        13.84%    to   13.84%
    2013        34.30%    to   34.30%
    2012        12.42%    to   12.42%

GOLDMAN SACHS GOVERNMENT INCOME FUND
    2016        (0.61)%   to   (0.19)%
    2015        (1.21)%   to   (0.96)%
    2014         2.62%    to    2.82%
    2013        (3.71)%   to   (3.71)%
    2012        (2.20)%   to    1.26%

GOLDMAN SACHS GROWTH & INCOME FUND
    2016        11.85%    to   12.69%
    2015        (4.25)%   to   (3.58)%
    2014         9.91%    to   10.75%
    2013        30.83%    to   31.81%
    2012        18.10%    to   18.99%


--------------------------------------------------------------------------------
                                   SA-419

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
    2016          39,395  $17.75   to   $  20.28  $    717,654  0.50%    to   1.25%      --     to     --
    2015          50,356   17.64   to      20.31       907,684  0.50%    to   1.25%      --     to     --
    2014          42,175   18.79   to      21.79       811,103  0.50%    to   1.25%      --     to     --
    2013          35,806   17.01   to      19.88       614,761  0.50%    to   1.25%      --     to     --
    2012          33,606   12.97   to      15.27       449,106  0.50%    to   1.25%      --     to     --

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND
    2016           3,144    7.93   to       9.49        26,634  0.75%    to   1.25%    2.93%    to   2.96%
    2015           2,717    8.20   to       9.86        23,833  0.75%    to   1.25%    1.11%    to   1.51%
    2014           1,845    8.14   to       9.84        16,529  0.75%    to   1.25%    3.07%    to   3.18%
    2013           1,504    9.41   to      11.43        15,565  0.75%    to   1.25%    0.34%    to   0.35%
    2012           1,814    7.43   to       9.06        14,914  0.75%    to   1.25%    3.20%    to   3.32%

GOLDMAN SACHS MID CAP VALUE FUND
    2016         143,706   27.80   to      78.74     4,526,889    --     to   1.25%    1.08%    to   1.21%
    2015         161,260   24.94   to      69.78     4,547,692    --     to   1.25%    0.23%    to   0.25%
    2014         165,257   27.90   to      77.07     5,327,735    --     to   1.25%    0.25%    to   0.26%
    2013         183,311   24.94   to      68.06     5,448,934    --     to   1.25%    0.46%    to   0.48%
    2012         187,628   19.07   to      51.39     4,419,724    --     to   1.25%    0.80%    to   1.00%

GOLDMAN SACHS SMALL CAP VALUE FUND
    2016         277,329   20.88   to      21.71     5,797,365    --     to   1.25%    0.48%    to   0.51%
    2015         247,853   16.82   to      17.70     4,173,912    --     to   1.25%    0.28%    to   0.62%
    2014         188,212   19.03   to      19.62    34,559,821  0.35%    to   1.25%    0.20%    to   0.27%
    2013         224,945   16.71   to      18.03     3,819,035    --     to   1.25%    0.37%    to   0.52%
    2012         208,577   13.20   to      13.37     2,571,169  0.35%    to   1.25%    1.07%    to   1.12%

GOLDMAN SACHS STRATEGIC GROWTH FUND
    2016           1,243   18.17   to      18.95        20,987  0.85%    to   1.25%    0.21%    to   0.37%
    2015           1,139   18.16   to      18.87        19,376  0.85%    to   1.25%    0.17%    to   0.17%
    2014             901   17.83   to      18.45        14,995  0.85%    to   1.25%      --     to     --
    2013             744   15.97   to      16.46        10,969  0.85%    to   1.25%    0.08%    to   0.10%
    2012           1,422   12.25   to      12.57        17,397  0.85%    to   1.25%    0.63%    to   0.84%

GOLDMAN SACHS HIGH YIELD FUND
    2016         199,358   16.97   to      20.04     3,839,510    --     to   1.25%    5.42%    to   5.47%
    2015         262,029   15.12   to      17.63     4,479,745    --     to   1.25%    5.40%    to   5.43%
    2014         249,172   16.16   to      18.61     4,459,396    --     to   1.25%    5.40%    to   5.45%
    2013         254,839   16.09   to      18.30     4,452,244    --     to   1.25%    6.04%    to   6.04%
    2012         238,265   15.15   to      17.02     3,903,691    --     to   1.25%    6.36%    to   6.36%

GOLDMAN SACHS LARGE CAP VALUE FUND
    2016          27,965   13.05   to      14.03       379,671  0.50%    to   1.25%    1.14%    to   1.61%
    2015          31,904   11.87   to      12.67       393,651  0.50%    to   1.25%    0.54%    to   0.60%
    2014          44,257   12.61   to      13.87       582,643    --     to   1.25%    0.80%    to   0.84%
    2013          43,262   11.37   to      12.36       510,828    --     to   1.25%    0.71%    to   0.73%
    2012          46,004    8.68   to       9.32       411,445    --     to   1.25%    0.93%    to   1.21%

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
    2016          11,453   35.23   to      38.85       428,980    --     to   1.25%      --     to     --
    2015          15,643   35.76   to      38.94       596,049    --     to   1.25%      --     to     --
    2014          13,875   36.64   to      39.40       524,180    --     to   1.25%      --     to     --
    2013          20,866   33.54   to      35.62       720,310    --     to   1.25%      --     to     --
    2012          20,963   25.05   to      26.28       535,858    --     to   1.25%      --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
    2016        (0.14)%   to     0.61%
    2015        (6.79)%   to    (6.10)%
    2014         9.61%    to    10.45%
    2013        30.18%    to    31.16%
    2012        17.60%    to    18.49%

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND
    2016        (3.81)%   to    (3.33)%
    2015         0.25%    to     0.77%
    2014       (13.90)%   to   (13.47)%
    2013        26.13%    to    26.77%
    2012        20.75%    to    21.36%

GOLDMAN SACHS MID CAP VALUE FUND
    2016        11.45%    to    12.85%
    2015       (10.60)%   to    (9.46)%
    2014        11.85%    to    13.24%
    2013        30.79%    to    32.43%
    2012        16.57%    to    18.03%

GOLDMAN SACHS SMALL CAP VALUE FUND
    2016        22.61%    to    24.15%
    2015        (6.97)%   to    (5.77)%
    2014         5.52%    to     6.47%
    2013        36.56%    to    38.28%
    2012        14.63%    to    15.66%

GOLDMAN SACHS STRATEGIC GROWTH FUND
    2016         0.06%    to     0.46%
    2015         1.85%    to     2.26%
    2014        11.65%    to    12.10%
    2013        30.38%    to    30.90%
    2012        18.01%    to    18.48%

GOLDMAN SACHS HIGH YIELD FUND
    2016        12.25%    to    13.66%
    2015        (6.43)%   to    (5.24)%
    2014         0.43%    to     1.70%
    2013         6.17%    to     7.51%
    2012        14.07%    to    15.50%

GOLDMAN SACHS LARGE CAP VALUE FUND
    2016         9.94%    to    10.76%
    2015        (5.87)%   to    (5.13)%
    2014        10.88%    to    12.23%
    2013        30.94%    to    32.59%
    2012        17.73%    to    19.21%

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
    2016        (1.48)%   to    (0.24)%
    2015        (2.40)%   to    (1.16)%
    2014         9.23%    to    10.62%
    2013        33.86%    to    35.54%
    2012        19.31%    to    20.81%


--------------------------------------------------------------------------------
                                   SA-420

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
    2016              84  $11.18   to   $  11.18  $        941  0.85%    to   0.85%    3.47%    to   3.47%
    2015              68   10.64   to      10.64           723  0.85%    to   0.85%    2.52%    to   2.52%
    2014              52   11.09   to      11.09           573  0.85%    to   0.85%    2.68%    to   2.68%
    2013              36   11.22   to      11.22           404  0.85%    to   0.85%    3.78%    to   3.78%
    2012              20   11.02   to      11.02           216  0.85%    to   0.85%    5.84%    to   5.84%

HARTFORD BALANCED HLS FUND
    2016         451,248   18.22   to      27.46     7,691,244    --     to   1.25%    2.60%    to   2.90%
    2015         515,547   17.40   to      26.62     8,323,060    --     to   1.25%    1.52%    to   1.90%
    2014         548,313   17.59   to      27.09     8,951,623    --     to   1.25%    1.79%    to   1.82%
    2013         550,370   16.22   to      25.11     8,522,720    --     to   1.25%    1.59%    to   1.70%
    2012         631,253   13.55   to      21.03     7,860,989    --     to   1.25%    2.98%    to   3.32%

HARTFORD TOTAL RETURN BOND HLS FUND
    2016       1,177,165   11.09   to      16.44    16,080,940    --     to   1.25%    2.43%    to   2.59%
    2015       1,474,464   10.93   to      15.93    19,258,829    --     to   1.25%    2.75%    to   3.09%
    2014       1,394,055   11.63   to      16.22    20,097,575    --     to   1.25%    3.07%    to   3.27%
    2013       1,447,543   11.35   to      15.51    20,285,265    --     to   1.25%    3.83%    to   4.13%
    2012       1,573,945   11.99   to      15.93    22,609,896    --     to   1.25%    3.93%    to   4.22%

HARTFORD CAPITAL APPRECIATION HLS FUND
    2016         822,836   28.79   to      43.34    24,182,646    --     to   1.25%    1.00%    to   1.15%
    2015       1,055,876   27.63   to      41.07    29,889,646    --     to   1.25%    0.73%    to   0.97%
    2014       1,115,954   27.69   to      40.66    30,807,550    --     to   1.25%    0.71%    to   1.06%
    2013       1,222,415   26.13   to      37.89    29,118,919    --     to   1.25%    0.98%    to   1.01%
    2012       1,434,513   19.02   to      27.24    25,685,661    --     to   1.25%    1.45%    to   1.77%

HARTFORD DIVIDEND AND GROWTH HLS FUND
    2016       2,999,057    7.86   to      25.95    29,722,872    --     to   1.25%    1.83%    to   2.08%
    2015       4,189,791    6.84   to      22.87    35,256,425    --     to   1.25%    1.68%    to   3.07%
    2014       3,101,978    6.92   to      23.43    37,350,907    --     to   1.25%    1.25%    to   2.04%
    2013       3,000,481    6.12   to      21.00    34,263,112    --     to   1.25%    2.00%    to   2.19%
    2012       2,987,908    4.64   to      16.12    27,686,271    --     to   1.25%    2.12%    to   2.61%

THE HARTFORD HEALTHCARE HLS FUND
    2016         164,487   23.74   to      35.83     3,410,172  0.35%    to   1.25%    3.40%    to   3.59%
    2015         230,718   26.08   to      39.60     4,596,341  0.35%    to   1.25%      --     to     --
    2014         202,752   23.17   to      35.42     3,784,017  0.35%    to   1.25%    0.04%    to   0.26%
    2013         121,754   18.30   to      28.15     3,022,803  0.35%    to   1.25%    0.30%    to   0.52%
    2012          91,216   12.12   to      18.77     1,711,002  0.35%    to   1.25%    0.13%    to   0.13%

HARTFORD GLOBAL GROWTH HLS FUND
    2016          80,983   11.73   to      15.23       995,224  0.35%    to   1.25%    0.37%    to   0.38%
    2015          81,299   11.57   to      15.16       988,127  0.35%    to   1.25%    0.25%    to   0.30%
    2014          76,380   10.77   to      14.24       868,165  0.35%    to   1.25%    0.37%    to   0.44%
    2013           9,952   11.55   to      13.53       121,366  0.50%    to   1.25%    0.49%    to   0.66%
    2012           8,284    8.54   to      10.08        76,840  0.50%    to   1.25%    0.27%    to   0.28%

HARTFORD GROWTH OPPORTUNITIES HLS FUND
    2016         335,807   22.92   to      29.83     6,394,182    --     to   1.25%    0.41%    to   0.44%
    2015         322,901   23.32   to      34.86     6,254,496    --     to   1.25%    0.08%    to   0.13%
    2014         332,168   21.13   to      38.88     5,917,468    --     to   1.25%    0.17%    to   0.21%
    2013         290,991   18.75   to      40.58     4,491,490    --     to   1.25%    0.01%    to   0.01%
    2012         276,135   13.98   to      29.90     3,195,325    --     to   1.25%      --     to     --


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
    2016         5.05%    to    5.05%
    2015        (4.06)%   to   (4.06)%
    2014        (1.17)%   to   (1.17)%
    2013         1.80%    to    1.80%
    2012        15.36%    to   15.36%

HARTFORD BALANCED HLS FUND
    2016         3.16%    to    4.72%
    2015        (1.73)%   to   (1.08)%
    2014         7.89%    to    8.43%
    2013        19.40%    to   19.68%
    2012         8.75%    to   10.63%

HARTFORD TOTAL RETURN BOND HLS FUND
    2016         1.46%    to    3.20%
    2015        (6.02)%   to   (1.80)%
    2014         2.47%    to    4.60%
    2013        (5.37)%   to   (2.59)%
    2012         3.10%    to    6.20%

HARTFORD CAPITAL APPRECIATION HLS FUND
    2016         4.21%    to    5.52%
    2015        (0.23)%   to    1.01%
    2014         5.98%    to    7.31%
    2013        37.35%    to   39.08%
    2012        16.87%    to   18.34%

HARTFORD DIVIDEND AND GROWTH HLS FUND
    2016        13.46%    to   14.89%
    2015        (2.39)%   to   (1.18)%
    2014        11.57%    to   13.05%
    2013        30.29%    to   31.92%
    2012        12.18%    to   13.59%

THE HARTFORD HEALTHCARE HLS FUND
    2016        (9.53)%   to   (8.96)%
    2015        11.80%    to   12.56%
    2014        25.82%    to   26.59%
    2013        49.96%    to   50.97%
    2012        19.13%    to   19.90%

HARTFORD GLOBAL GROWTH HLS FUND
    2016         0.45%    to    1.36%
    2015         6.45%    to    7.41%
    2014         1.82%    to    5.28%
    2013        34.22%    to   35.23%
    2012        21.57%    to   22.49%

HARTFORD GROWTH OPPORTUNITIES HLS FUND
    2016       (14.43)%   to   (1.72)%
    2015       (10.34)%   to   10.36%
    2014        (4.19)%   to   12.71%
    2013        34.06%    to   35.73%
    2012        25.28%    to   26.86%


--------------------------------------------------------------------------------
                                   SA-421

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    2016          66,765  $13.56   to   $  14.34  $    920,438  0.35%    to   1.25%    1.41%    to   1.59%
    2015          67,605   13.44   to      14.39       932,706  0.35%    to   1.25%    1.13%    to   1.58%
    2014          63,429   13.24   to      14.33       865,237  0.35%    to   1.25%    2.36%    to   2.75%
    2013          78,428   13.82   to      15.14     1,142,177  0.35%    to   1.25%    1.84%    to   2.17%
    2012          92,507   11.41   to      12.64     1,115,118  0.35%    to   1.25%    1.57%    to   1.96%

HARTFORD MIDCAP HLS FUND
    2016         451,704   35.49   to      41.02    17,645,626    --     to   1.25%    0.17%    to   0.19%
    2015         582,628   32.09   to      36.63    20,216,498    --     to   1.25%      --     to   0.05%
    2014         672,756   31.98   to      36.06    23,096,591    --     to   1.25%    0.10%    to   0.10%
    2013         721,605   29.08   to      32.37    22,588,755    --     to   1.25%    0.13%    to   0.13%
    2012         746,189   21.06   to      23.16    16,145,844    --     to   1.25%    0.85%    to   0.86%

HARTFORD ULTRASHORT BOND HLS FUND
    2016         457,051    9.99   to      10.42     4,548,152    --     to   1.25%    0.14%    to   0.44%
    2015         505,362   10.02   to      10.36     5,037,573    --     to   1.25%    0.32%    to   0.32%
    2014         533,249   10.13   to      10.37     5,290,458    --     to   1.25%      --     to     --
    2013         644,583   10.25   to      10.38     6,468,800    --     to   1.25%      --     to     --
    2012         927,397   10.38   to      10.39     9,299,720    --     to   1.25%      --     to     --

HARTFORD SMALL COMPANY HLS FUND
    2016         699,543   14.19   to      15.97     5,108,327    --     to   1.25%      --     to     --
    2015         970,554   14.12   to      15.68     6,629,606    --     to   1.25%      --     to     --
    2014         595,637   15.61   to      17.13     7,916,361    --     to   1.25%      --     to     --
    2013         771,757   14.80   to      16.03     8,017,587    --     to   1.25%      --     to     --
    2012       1,394,834    3.29   to      12.55     5,388,108    --     to   1.25%      --     to     --

HARTFORD SMALLCAP GROWTH HLS FUND
    2016          26,684   22.63   to      26.77       617,929    --     to   1.25%    0.15%    to   0.15%
    2015          26,692   20.45   to      24.93       551,216    --     to   1.25%    0.08%    to   0.08%
    2014          27,075   20.87   to      27.95       568,050    --     to   1.25%    0.07%    to   0.07%
    2013          26,080   20.02   to      32.60       521,960    --     to   1.25%    0.09%    to   0.39%
    2012          19,989   14.03   to      25.44       278,306    --     to   1.25%      --     to     --

HARTFORD STOCK HLS FUND
    2016         250,467   19.30   to      41.77     4,880,519    --     to   1.25%    1.75%    to   1.90%
    2015         296,457   18.19   to      38.89     5,417,201    --     to   1.25%    1.85%    to   1.86%
    2014         363,632   17.93   to      37.85     6,589,173    --     to   1.25%    1.82%    to   1.92%
    2013         428,112   16.31   to      34.00     6,538,682    --     to   1.25%    2.03%    to   2.06%
    2012         458,497   12.49   to      25.71     5,402,432    --     to   1.25%    1.33%    to   2.18%

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
    2016          79,279   10.33   to      10.90       863,138  0.35%    to   1.25%    1.80%    to   1.93%
    2015          88,727   10.20   to      10.87       955,080  0.35%    to   1.25%    1.75%    to   1.86%
    2014          91,616   10.08   to      10.84       978,646  0.35%    to   1.25%    2.32%    to   4.36%
    2013         118,069   10.67   to      11.11     1,297,952  0.50%    to   1.25%    2.36%    to   2.38%
    2012         166,943   10.99   to      11.36     1,877,480  0.50%    to   1.25%    2.86%    to   2.92%

HARTFORD VALUE HLS FUND
    2016          78,890   19.17   to      21.24     1,577,896    --     to   1.25%    1.58%    to   1.83%
    2015          83,712   17.11   to      18.68     1,487,469    --     to   1.25%    1.34%    to   1.60%
    2014          83,635   17.92   to      19.27     1,544,820    --     to   1.25%    1.07%    to   1.09%
    2013          96,430   16.34   to      17.31     1,611,776    --     to   1.25%    0.78%    to   1.54%
    2012         108,902   12.56   to      13.12     1,391,267    --     to   1.25%    2.30%    to   2.43%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    2016        (0.31)%   to    0.90%
    2015         0.39%    to    1.49%
    2014        (5.35)%   to   (4.22)%
    2013        19.77%    to   21.13%
    2012        18.41%    to   19.78%

HARTFORD MIDCAP HLS FUND
    2016        10.59%    to   11.98%
    2015         0.34%    to    1.59%
    2014         9.98%    to   11.39%
    2013        38.08%    to   39.82%
    2012        17.96%    to   19.44%

HARTFORD ULTRASHORT BOND HLS FUND
    2016        (0.29)%   to    0.64%
    2015        (1.08)%   to   (0.13)%
    2014        (1.13)%   to   (0.14)%
    2013        (1.24)%   to   (0.10)%
    2012        (1.24)%   to      --

HARTFORD SMALL COMPANY HLS FUND
    2016         0.54%    to    1.81%
    2015        (9.57)%   to   (8.44)%
    2014         5.50%    to    6.87%
    2013        42.18%    to   43.97%
    2012        13.92%    to   15.64%

HARTFORD SMALLCAP GROWTH HLS FUND
    2016         7.38%    to   10.69%
    2015       (10.81)%   to   (2.02)%
    2014       (14.26)%   to    4.25%
    2013        28.13%    to   42.70%
    2012        15.65%    to   17.40%

HARTFORD STOCK HLS FUND
    2016         6.08%    to    7.41%
    2015         1.46%    to    2.74%
    2014         9.93%    to   11.32%
    2013        30.60%    to   32.25%
    2012        12.96%    to   14.38%

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
    2016         0.28%    to    1.19%
    2015         0.25%    to    1.24%
    2014         1.03%    to    1.55%
    2013        (2.90)%   to   (2.17)%
    2012         2.41%    to    3.18%

HARTFORD VALUE HLS FUND
    2016        12.05%    to   13.69%
    2015        (4.54)%   to   (3.07)%
    2014         9.69%    to   11.34%
    2013        30.01%    to   31.94%
    2012        15.24%    to   16.99%


--------------------------------------------------------------------------------
                                   SA-422

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
THE HARTFORD CHECKS AND BALANCES FUND
    2016          21,668  $16.05   to   $  16.89  $    356,344  0.50%    to   1.25%    1.33%    to   1.36%
    2015          23,580   15.12   to      15.80       364,159  0.50%    to   1.25%    1.62%    to   1.88%
    2014          20,880   15.36   to      15.93       326,195  0.50%    to   1.25%    4.62%    to   4.92%
    2013          17,827   14.35   to      14.77       258,980  0.50%    to   1.25%    0.99%    to   1.42%
    2012          36,389   11.89   to      12.15       438,210  0.50%    to   1.25%    2.43%    to   3.81%

THE HARTFORD HIGH YIELD
    2016           2,597   15.26   to      16.42        41,824  0.50%    to   1.25%    4.91%    to   4.96%
    2015           2,160   13.66   to      14.59        31,053  0.50%    to   1.25%    4.69%    to   4.71%
    2014           1,498   14.44   to      15.31        22,623  0.50%    to   1.25%    4.85%    to   5.00%
    2013             942   14.30   to      14.90        13,991  0.65%    to   1.25%    3.42%    to   5.39%

THE HARTFORD DIVIDEND AND GROWTH FUND
    2016          81,843   16.91   to      18.46     2,047,794  0.35%    to   1.25%    1.47%    to   1.49%
    2015          85,063   14.98   to      16.21     1,840,975  0.35%    to   1.25%    1.43%    to   1.44%
    2014          90,166   15.40   to      30.65     2,076,726  0.15%    to   1.25%    1.28%    to   1.43%
    2013          94,296   13.88   to      27.32     1,945,124  0.15%    to   1.25%    1.40%    to   1.48%
    2012         134,271   10.74   to      20.90     1,932,825  0.15%    to   1.25%    1.84%    to   1.94%

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
    2016          41,188   11.46   to      12.33       496,245  0.50%    to   1.25%    1.29%    to   1.47%
    2015          33,714   11.53   to      12.31       422,769  0.50%    to   1.25%    0.74%    to   0.89%
    2014          24,136   11.54   to      12.23       307,787  0.50%    to   1.25%    1.24%    to   1.47%
    2013          16,998   12.22   to      12.86       231,444  0.50%    to   1.25%    1.33%    to   1.68%
    2012          12,418   10.28   to      10.73       143,650  0.50%    to   1.25%    1.65%    to   8.92%

THE HARTFORD MIDCAP FUND
    2016          36,832   21.17   to      22.29       791,595  0.50%    to   1.25%      --     to     --
    2015          35,450   19.24   to      20.10       691,105  0.50%    to   1.25%      --     to     --
    2014          33,845   19.22   to      19.93       657,749  0.50%    to   1.25%      --     to     --
    2013          27,729   17.58   to      18.10       492,224  0.50%    to   1.25%      --     to     --
    2012          25,208   12.81   to      13.08       325,269  0.50%    to   1.25%      --     to     --

THE HARTFORD SMALL COMPANY FUND
    2016          71,804   13.91   to      15.71     1,194,927    --     to   1.25%      --     to     --
    2015          69,161   13.82   to      15.42     1,135,743    --     to   1.25%      --     to     --
    2014          75,752   15.26   to      16.82     1,375,499    --     to   1.25%      --     to     --
    2013          70,521   14.51   to      15.79     1,205,864    --     to   1.25%      --     to     --
    2012          60,931   10.24   to      11.01       739,864    --     to   1.25%      --     to     --

THE HARTFORD TOTAL RETURN BOND FUND
    2016          29,433   12.50   to      13.65       394,926  0.35%    to   1.25%    2.65%    to   2.65%
    2015          30,470   12.21   to      13.21       396,394  0.35%    to   1.25%    2.29%    to   2.32%
    2014          27,281   12.48   to      13.38       358,740  0.35%    to   1.25%    2.11%    to   2.40%
    2013          22,796   11.99   to      12.74       284,824  0.35%    to   1.25%    2.29%    to   2.30%
    2012          24,220   12.39   to      13.04       307,098  0.35%    to   1.25%    2.85%    to   2.87%

THE HARTFORD HEALTHCARE FUND
    2016           8,337   22.45   to      24.51       224,763  0.35%    to   1.25%      --     to     --
    2015           6,679   24.86   to      26.89       200,313  0.35%    to   1.25%    1.17%    to   1.46%
    2014           6,087   22.34   to      23.96       158,761  0.35%    to   1.25%      --     to     --
    2013           3,842   17.89   to      19.01        84,951  0.35%    to   1.25%      --     to     --
    2012           5,420   12.12   to      12.76        77,542  0.35%    to   1.25%      --     to     --


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
THE HARTFORD CHECKS AND BALANCES FUND
    2016         6.11%    to    6.91%
    2015        (1.55)%   to   (0.82)%
    2014         0.07     to    0.08
    2013        20.71%    to   21.62%
    2012        12.13%    to   12.98%

THE HARTFORD HIGH YIELD
    2016        11.69%    to   12.53%
    2015        (5.40)%   to   (4.72)%
    2014        (2.88)%   to    0.99%
    2013         4.70%    to    5.33%

THE HARTFORD DIVIDEND AND GROWTH FUND
    2016        12.84%    to   13.86%
    2015        (2.70)%   to   (1.79)%
    2014        10.95%    to   12.18%
    2013        29.31%    to   30.74%
    2012        11.58%    to   12.81%

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
    2016        (0.53)%   to    0.22%
    2015        (0.13)%   to    0.64%
    2014        (5.55)%   to   (4.88)%
    2013        18.94%    to   19.83%
    2012        17.63%    to   18.51%

THE HARTFORD MIDCAP FUND
    2016        10.03%    to   10.85%
    2015         0.11%    to    0.87%
    2014         9.34%    to   10.13%
    2013        37.28%    to   38.31%
    2012        17.42%    to   18.30%

THE HARTFORD SMALL COMPANY FUND
    2016         0.65%    to    1.91%
    2015        (9.46)%   to   (8.35)%
    2014         5.18%    to    6.49%
    2013        41.73%    to   43.51%
    2012        13.73%    to   15.16%

THE HARTFORD TOTAL RETURN BOND FUND
    2016         2.41%    to    3.33%
    2015        (2.20)%   to   (1.31)%
    2014         4.08%    to    5.03%
    2013        (3.16)%   to   (2.29)%
    2012         5.83%    to    6.79%

THE HARTFORD HEALTHCARE FUND
    2016        (9.69)%   to   (8.87)%
    2015        11.26%    to   12.24%
    2014        24.90%    to   26.03%
    2013        47.65%    to   48.99%
    2012        18.43%    to   19.50%


--------------------------------------------------------------------------------
                                   SA-423

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
THE HARTFORD GROWTH OPPORTUNITIES FUND
    2016           9,147  $17.66   to   $  19.00  $    176,682  0.50%    to   1.25%      --     to     --
    2015           3,635   18.08   to      19.31        77,564  0.50%    to   1.25%      --     to     --
    2014           3,774   16.57   to      17.56        72,457  0.50%    to   1.25%      --     to     --
    2013           4,350   14.78   to      15.55        74,124  0.50%    to   1.25%      --     to     --
    2012           6,577   11.11   to      21.08       117,702  0.75%    to   1.25%      --     to     --

THE HARTFORD VALUE OPPORTUNITIES FUND
    2016             809   14.17   to      15.25        11,618  0.50%    to   1.25%    0.78%    to   0.86%
    2015             682   12.23   to      13.06         8,456  0.50%    to   1.25%    1.18%    to   1.28%
    2014             608   12.99   to      13.76         8,004  0.50%    to   1.25%    0.93%    to   1.06%

HARTFORD MODERATE ALLOCATION FUND
    2016         213,816   11.83   to      13.37     2,723,724    --     to   1.25%    0.90%    to   0.93%
    2015         238,819   11.46   to      12.79     2,905,108    --     to   1.25%    0.33%    to   0.45%
    2014         276,474   11.94   to      13.15     3,484,518    --     to   1.25%    2.06%    to   2.35%
    2013         265,251   12.03   to      13.08     3,407,512    --     to   1.25%    0.76%    to   1.12%
    2012         279,663   11.11   to      11.94     3,309,373    --     to   1.25%    2.79%    to   3.32%

THE HARTFORD CONSERVATIVE ALLOCATION FUND
    2016          75,460   11.20   to      12.65     1,003,513    --     to   1.25%    1.57%    to   1.75%
    2015          99,877   10.88   to      12.14     1,259,793    --     to   1.25%    0.24%    to   0.41%
    2014          87,258   11.40   to      12.56     1,188,849    --     to   1.25%    1.67%    to   2.06%
    2013          99,759   11.58   to      12.60     1,383,300    --     to   1.25%    0.35%    to   0.43%
    2012         154,650   11.60   to      12.46     2,142,210    --     to   1.25%    3.67%    to   3.95%

THE HARTFORD CAPITAL APPRECIATION FUND++
    2016         514,206   16.49   to      14.41     7,838,413    --     to   1.25%      --     to   0.64%
    2015         544,202   13.97   to      30.45     8,079,751    --     to   1.25%    0.26%    to   0.53%
    2014         575,336   13.92   to      15.63     8,433,924    --     to   1.25%    0.56%    to   0.61%
    2013         614,012   13.39   to      13.90     8,525,081  0.35%    to   1.25%    0.26%    to   0.40%
    2012         635,089    9.56   to       9.73     6,207,713  0.50%    to   1.25%    0.74%    to   1.03%

THE HARTFORD GLOBAL CAPITAL APPRECIATION FUND++
    2016          68,659   16.68   to      17.56     1,178,089  0.50%    to   1.25%    0.84%    to   1.08%
    2015          68,269   16.37   to      17.11     1,144,249  0.50%    to   1.25%    1.40%    to   1.23%
    2014          80,635   16.73   to      17.35     1,374,417  0.50%    to   1.25%    0.54%    to   0.76%
    2013          89,276   16.52   to      17.01     1,498,323  0.50%    to   1.25%      --     to     --
    2012          88,581   12.11   to      12.37     1,086,018  0.50%    to   1.25%    0.68%    to   0.70%

THE HARTFORD GROWTH ALLOCATION FUND
    2016         248,264   12.73   to      14.38     3,295,013    --     to   1.25%    0.45%    to   0.48%
    2015         243,987   12.26   to      13.67     3,117,292    --     to   1.25%    1.36%    to   1.39%
    2014         280,803   12.88   to      14.19     3,842,793    --     to   1.25%    2.98%    to   3.38%
    2013         251,114   12.81   to      13.94     3,396,060    --     to   1.25%    0.62%    to   0.64%
    2012         279,605   10.78   to      11.58     3,140,328    --     to   1.25%    2.97%    to   3.24%

THE HARTFORD INFLATION PLUS FUND
    2016          39,857   11.94   to      13.17       489,987    --     to   1.25%    2.08%    to   2.26%
    2015          34,080   11.62   to      12.66       405,104    --     to   1.25%      --     to     --
    2014          31,653   11.95   to      12.85       385,867    --     to   1.25%    0.54%    to   0.56%
    2013          28,575   12.03   to      12.78       349,671    --     to   1.25%    0.01%    to   0.10%
    2012         112,891   13.42   to      14.08     1,576,143    --     to   1.25%    0.83%    to   1.00%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
THE HARTFORD GROWTH OPPORTUNITIES FUND
    2016        (2.35)%   to   (1.61)%
    2015         9.11%    to    9.95%
    2014        12.09%    to   12.92%
    2013        33.12%    to   34.12%
    2012        24.73%    to   25.35%

THE HARTFORD VALUE OPPORTUNITIES FUND
    2016        15.91%    to   16.78%
    2015        (5.88)%   to   (5.11)%
    2014         3.81%    to    4.36%

HARTFORD MODERATE ALLOCATION FUND
    2016         3.21%    to    4.51%
    2015        (3.98)%   to   (2.73)%
    2014        (0.79)%   to    0.54%
    2013         8.22%    to    9.58%
    2012        10.64%    to   12.04%

THE HARTFORD CONSERVATIVE ALLOCATION FUND
    2016         2.89%    to    4.18%
    2015        (4.56)%   to   (3.35)%
    2014        (1.53)%   to   (0.29)%
    2013        (0.18)%   to    1.07%
    2012         8.06%    to    9.42%

THE HARTFORD CAPITAL APPRECIATION FUND++
    2016         3.13%    to    4.10%
    2015         0.36%    to    1.35%
    2014         1.29%    to    2.78%
    2013        39.98%    to   41.64%
    2012        18.75%    to   20.01%

THE HARTFORD GLOBAL CAPITAL APPRECIATION FUND++
    2016         1.90%    to    2.60%
    2015        (1.39)%   to   (2.12)%
    2014         1.26%    to    2.03%
    2013        36.42%    to   37.44%
    2012        17.38%    to   18.27%

THE HARTFORD GROWTH ALLOCATION FUND
    2016         3.89%    to    5.19%
    2015        (4.85)%   to   (3.64)%
    2014         0.52%    to    1.77%
    2013        18.81%    to   20.31%
    2012        14.02%    to   15.45%

THE HARTFORD INFLATION PLUS FUND
    2016         2.75%    to    4.04%
    2015        (2.73)%   to   (1.49)%
    2014        (0.67)%   to    0.57%
    2013       (10.36)%   to   (9.23)%
    2012         4.99%    to    6.31%


--------------------------------------------------------------------------------
                                   SA-424

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
THE HARTFORD EQUITY INCOME FUND
    2016          26,687  $20.79   to   $  22.11  $    570,400  0.35%    to   1.25%    1.81%    to   1.83%
    2015          25,330   18.33   to      19.32       475,748  0.35%    to   1.25%    1.88%    to   1.91%
    2014          18,671   18.70   to      19.53       356,838  0.35%    to   1.25%    1.76%    to   1.86%
    2013          21,289   17.37   to      17.98       375,653  0.35%    to   1.25%    1.12%    to   1.55%
    2012          14,568   13.61   to      13.90       199,659  0.50%    to   1.25%    0.85%    to   2.23%

THE HARTFORD BALANCED INCOME FUND
    2016           8,689   14.94   to      15.61       132,190  0.50%    to   1.25%    1.99%    to   2.78%
    2015           8,695   13.60   to      13.60       121,245  1.25%    to   1.25%    2.86%    to   2.86%
    2014           7,310   13.82   to      14.31       103,201  0.35%    to   1.25%    2.56%    to   2.77%
    2013           5,987   13.01   to      13.35        79,180  0.35%    to   1.25%    1.15%    to   2.59%
    2012           1,970   11.76   to      11.81        23,251  1.05%    to   1.25%    0.70%    to   3.30%

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
    2016          19,706   12.05   to      12.59       246,831  0.50%    to   1.25%    0.65%    to   0.75%
    2015           2,356   12.98   to      13.24        30,813  0.85%    to   1.25%    0.50%    to   0.59%
    2014           1,380   12.04   to      12.23        16,702  0.85%    to   1.25%    1.52%    to   2.43%
    2013           1,032   13.37   to      13.52        13,862  0.85%    to   1.25%    0.43%    to   0.48%
    2012             319   10.14   to      10.18         3,229  1.05%    to   1.25%    0.65%    to   3.10%

THE HARTFORD MIDCAP VALUE FUND
    2016           6,707   15.99   to      16.57       108,206  0.65%    to   1.25%    0.03%    to   0.03%
    2015           4,883   14.41   to      14.84        70,991  0.65%    to   1.25%    0.19%    to   0.20%
    2014           3,771   14.84   to      15.19        56,381  0.65%    to   1.25%    0.18%    to   0.35%
    2013           2,340   13.95   to      14.20        32,702  0.65%    to   1.25%      --     to     --
    2012              50   10.55   to      10.55           529  1.25%    to   1.25%    3.04%    to   3.04%

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
    2016          34,892   18.76   to      21.02       708,396  0.35%    to   1.25%    1.81%    to   1.90%
    2015          36,635   15.91   to      17.67       627,728  0.35%    to   1.25%    0.91%    to   1.12%
    2014          42,544   17.51   to      19.26       794,398  0.35%    to   1.25%    2.60%    to   2.72%
    2013          44,848   15.66   to      17.08       743,595  0.35%    to   1.25%    1.24%    to   1.26%
    2012          45,944   11.36   to      12.28       550,180  0.35%    to   1.25%    2.31%    to   2.34%

INVESCO V.I. TECHNOLOGY FUND
    2016           6,049   17.26   to      17.26       104,405  0.70%    to   0.70%      --     to     --
    2015           6,203   17.51   to      17.51       108,632  0.70%    to   0.70%      --     to     --
    2014           6,385   16.51   to      16.51       105,429  0.70%    to   0.70%      --     to     --
    2013           7,842   14.97   to      14.97       117,426  0.70%    to   0.70%      --     to     --
    2012          19,960   12.05   to      12.05       240,487  0.70%    to   0.70%      --     to     --

INVESCO TECHNOLOGY FUND
    2016          23,214   13.75   to      15.83       325,544  0.35%    to   1.25%      --     to     --
    2015          23,459   14.06   to      16.05       345,425  0.35%    to   1.25%      --     to     --
    2014          25,221   13.35   to      15.09       353,328  0.35%    to   1.25%      --     to     --
    2013          24,794   12.20   to      13.67       293,886  0.35%    to   1.25%      --     to     --
    2012          37,621    9.90   to      11.00       348,854  0.35%    to   1.25%    0.58%    to   1.42%

IVY GLOBAL NATURAL RESOURCES FUND
    2016         209,511    5.50   to       8.56     1,540,499  0.35%    to   1.25%    0.32%    to   0.35%
    2015         215,409    4.45   to       6.98     1,263,933  0.35%    to   1.25%      --     to     --
    2014         223,690    5.74   to       9.09     1,709,773  0.35%    to   1.25%      --     to     --
    2013         250,827    6.63   to      10.60     2,140,106  0.35%    to   1.25%      --     to     --
    2012         227,902    6.15   to       9.92     1,828,737  0.35%    to   1.25%    0.40%    to   0.45%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
THE HARTFORD EQUITY INCOME FUND
    2016        13.42%    to    14.44%
    2015        (1.99)%   to    (1.08)%
    2014         7.64%    to     8.63%
    2013        27.65%    to    28.81%
    2012        12.18%    to    13.02%

THE HARTFORD BALANCED INCOME FUND
    2016         9.83%    to    10.66%
    2015        (1.60)%   to    (1.60)%
    2014         6.23%    to     7.21%
    2013        10.59%    to    11.59%
    2012        11.37%    to    11.60%

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
    2016        (7.19)%   to    (6.49)%
    2015         7.82%    to     8.25%
    2014        (9.93)%   to    (9.53)%
    2013        31.80%    to    32.33%
    2012        24.65%    to    24.90%

THE HARTFORD MIDCAP VALUE FUND
    2016        10.97%    to    11.63%
    2015        (2.88)%   to    (2.30)%
    2014         6.40%    to     7.00%
    2013        32.22%    to    33.01%
    2012        22.79%    to    22.79%

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
    2016        17.90%    to    18.96%
    2015        (9.13)%   to    (8.26)%
    2014        11.79%    to    12.79%
    2013        37.82%    to    39.06%
    2012        17.01%    to    18.06%

INVESCO V.I. TECHNOLOGY FUND
    2016        (1.45)%   to    (1.45)%
    2015         6.08%    to     6.08%
    2014        10.30%    to    10.30%
    2013        24.27%    to    24.27%
    2012        10.50%    to    10.50%

INVESCO TECHNOLOGY FUND
    2016        (2.26)%   to    (1.38)%
    2015         5.35%    to     6.34%
    2014         9.42%    to    10.42%
    2013        23.22%    to    24.33%
    2012         9.32%    to    10.31%

IVY GLOBAL NATURAL RESOURCES FUND
    2016        22.59%    to    23.70%
    2015       (23.16)%   to   (22.54)%
    2014       (14.23)%   to   (13.50)%
    2013         6.85%    to     7.81%
    2012        (0.76)%   to     0.14%


--------------------------------------------------------------------------------
                                   SA-425

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
IVY LARGE CAP GROWTH FUND
    2016          33,147  $17.24   to   $  20.14  $    612,550  0.35%    to   1.25%      --     to     --
    2015          30,293   17.09   to      20.15       554,888  0.35%    to   1.25%      --     to     --
    2014          34,797   16.04   to      19.09       601,910  0.35%    to   1.25%      --     to     --
    2013          43,888   14.45   to      17.35       684,572  0.35%    to   1.25%    0.06%    to   0.06%
    2012         111,082   11.98   to      12.95     1,306,004    --     to   1.25%    0.28%    to   0.28%

IVY SCIENCE & TECHNOLOGY FUND
    2016          56,557   21.90   to      23.55     1,285,185  0.01%    to   0.01%      --     to     --
    2015          58,072   21.61   to      21.80     1,306,363  0.15%    to   1.25%      --     to     --
    2014          59,970   22.34   to      22.78     1,399,909  0.15%    to   1.25%      --     to     --
    2013          57,565   22.11   to      24.02     1,307,688    --     to   1.25%      --     to     --
    2012          29,337   14.72   to      15.80       438,472    --     to   1.25%      --     to     --

IVY ASSET STRATEGY FUND
    2016          94,157   13.95   to      15.38     1,367,410    --     to   1.25%      --     to     --
    2015          97,353   14.93   to      16.26     1,503,239    --     to   1.25%    0.20%    to   0.23%
    2014         107,315   16.51   to      17.76     1,825,653    --     to   1.25%    0.37%    to   0.39%
    2013         101,191   17.60   to      18.70     1,825,745    --     to   1.25%    0.43%    to   0.54%
    2012          92,828   14.34   to      15.04     1,355,970    --     to   1.25%    2.33%    to   3.08%

JANUS ASPEN FORTY PORTFOLIO
    2016          84,041   23.31   to      23.31     1,959,219  0.70%    to   0.70%      --     to     --
    2015          95,240   22.97   to      22.97     2,187,837  0.70%    to   0.70%      --     to     --
    2014          94,745   20.61   to      20.61     1,953,066  0.70%    to   0.70%    0.16%    to   0.16%
    2013         111,877   19.09   to      19.09     2,135,919  0.70%    to   0.70%    0.71%    to   0.71%
    2012         119,154   14.65   to      14.65     1,745,685  0.70%    to   0.70%    0.70%    to   0.70%

JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
    2016          20,455   14.26   to      14.26       291,701  0.70%    to   0.70%    1.06%    to   1.06%
    2015          23,940   14.07   to      14.07       336,829  0.70%    to   0.70%    0.67%    to   0.67%
    2014          21,226   14.50   to      14.50       307,783  0.70%    to   0.70%    0.99%    to   0.99%
    2013          30,091   13.59   to      13.59       408,943  0.70%    to   0.70%    1.18%    to   1.18%
    2012          21,750   10.66   to      10.66       231,779  0.70%    to   0.70%    0.88%    to   0.88%

JANUS ASPEN ENTERPRISE PORTFOLIO
    2016          11,687   25.18   to      25.18       294,335  0.70%    to   0.70%    0.15%    to   0.15%
    2015          12,438   22.57   to      22.57       280,733  0.70%    to   0.70%    1.24%    to   1.24%
    2014           2,044   21.85   to      21.85        44,651  0.70%    to   0.70%    0.17%    to   0.17%
    2013           1,634   19.55   to      19.55        31,956  0.70%    to   0.70%    0.56%    to   0.56%
    2012           3,372   14.87   to      14.87        50,162  0.70%    to   0.70%      --     to     --

JANUS ASPEN BALANCED PORTFOLIO
    2016          17,267   19.54   to      19.54       337,412  0.70%    to   0.70%    2.09%    to   2.09%
    2015          23,920   18.81   to      18.81       449,975  0.70%    to   0.70%    1.58%    to   1.58%
    2014          28,725   18.83   to      18.83       540,797  0.70%    to   0.70%    1.74%    to   1.74%
    2013          30,568   17.47   to      17.47       534,099  0.70%    to   0.70%    2.25%    to   2.25%
    2012          29,288   14.64   to      14.64       428,887  0.70%    to   0.70%    2.82%    to   2.82%

JANUS ASPEN OVERSEAS PORTFOLIO
    2016          17,440    7.79   to      10.07       173,431    --     to   0.70%    4.68%    to   4.78%
    2015          20,349    8.32   to      10.84       218,168    --     to   0.70%    0.59%    to   0.60%
    2014          24,404    9.11   to      11.94       288,688    --     to   0.70%    5.80%    to   5.81%
    2013          27,961   10.33   to      13.64       378,343    --     to   0.70%    3.14%    to   3.15%
    2012          30,056    9.02   to      11.99       357,633    --     to   0.70%    0.70%    to   0.70%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
IVY LARGE CAP GROWTH FUND
    2016        (0.06)%   to     0.85%
    2015         5.56%    to     6.56%
    2014        10.01%    to    11.03%
    2013        33.98%    to    35.19%
    2012         9.19%    to    10.56%

IVY SCIENCE & TECHNOLOGY FUND
    2016         0.48%    to     1.23%
    2015        (4.31)%   to    (3.25)%
    2014         3.04%    to     4.01%
    2013        50.19%    to    52.08%
    2012        25.06%    to    26.63%

IVY ASSET STRATEGY FUND
    2016        (6.58)%   to    (5.41)%
    2015        (9.56)%   to    (8.44)%
    2014        (6.18)%   to    (5.03)%
    2013        22.77%    to    24.32%
    2012        17.86%    to    19.34%

JANUS ASPEN FORTY PORTFOLIO
    2016         1.48%    to     1.48%
    2015        11.46%    to    11.46%
    2014         7.98%    to     7.98%
    2013        30.31%    to    30.31%
    2012        23.29%    to    23.29%

JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
    2016         1.36%    to     1.36%
    2015        (2.97)%   to    (2.97)%
    2014         6.70%    to     6.70%
    2013        27.53%    to    27.53%
    2012        19.24%    to    19.24%

JANUS ASPEN ENTERPRISE PORTFOLIO
    2016        11.58%    to    11.58%
    2015         3.30%    to     3.30%
    2014        11.76%    to    11.76%
    2013        31.46%    to    31.46%
    2012        16.47%    to    16.47%

JANUS ASPEN BALANCED PORTFOLIO
    2016         3.87%    to     3.87%
    2015        (0.10)%   to    (0.10)%
    2014         7.77%    to     7.77%
    2013        19.32%    to    19.32%
    2012        12.83%    to    12.83%

JANUS ASPEN OVERSEAS PORTFOLIO
    2016        (7.10)%   to    (6.45)%
    2015        (9.25)%   to    (8.63)%
    2014       (12.48)%   to   (11.84)%
    2013        13.76%    to    14.56%
    2012        12.68%    to    13.47%


--------------------------------------------------------------------------------
                                   SA-426

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
JANUS FLEXIBLE BOND FUND
    2016           1,802  $12.67   to   $  13.41  $     23,825  0.50%    to   1.25%    1.72%    to   2.34%
    2015           1,757   13.19   to      13.19        23,171  0.50%    to   0.50%    2.25%    to   2.25%
    2014           1,035   13.28   to      13.28        13,740  0.50%    to   0.50%    2.64%    to   2.64%
    2013             880   12.76   to      12.76        11,226  0.50%    to   0.50%    2.62%    to   2.62%
    2012           2,409   12.88   to      12.88        31,036  0.50%    to   0.50%    3.97%    to   3.97%

JANUS FORTY FUND
    2016         256,572   19.11   to      27.44     5,560,346  0.35%    to   1.25%      --     to     --
    2015         269,318   18.90   to      27.38     5,747,997  0.35%    to   1.25%      --     to     --
    2014         326,044   16.90   to      24.70     6,206,898  0.35%    to   1.25%      --     to     --
    2013         324,566   15.62   to      23.03     6,768,614  0.35%    to   1.25%    0.80%    to   0.80%
    2012         423,718   11.90   to      17.71     6,966,627  0.35%    to   1.25%    0.25%    to   0.27%

JANUS BALANCED FUND
    2016         148,318   17.41   to      19.12     2,706,936    --     to   1.25%    1.82%    to   1.87%
    2015         129,474   16.92   to      18.35     2,288,895    --     to   1.25%    1.28%    to   1.31%
    2014         116,885   17.10   to      18.31     2,096,986    --     to   1.25%    1.58%    to   1.65%
    2013         117,447   16.01   to      16.94     1,958,441    --     to   1.25%    1.41%    to   1.41%
    2012         125,273   13.59   to      14.20     1,757,350    --     to   1.25%    2.07%    to   2.15%

JANUS ENTERPRISE FUND
    2016          52,005   28.12   to      92.57     1,535,454    --     to   1.25%      --     to     --
    2015          39,833   25.51   to      26.78     1,035,851  0.50%    to   1.25%    0.08%    to   0.10%
    2014          26,486   25.07   to      26.12       675,564  0.50%    to   1.25%      --     to     --
    2013          30,488   22.73   to      23.51       706,115  0.50%    to   1.25%      --     to     --
    2012          39,363   17.66   to      18.13       707,797  0.50%    to   1.25%      --     to     --

JANUS OVERSEAS FUND
    2016         187,259    8.44   to       9.03     1,648,498  0.35%    to   1.25%    0.79%    to   0.92%
    2015         205,564    9.20   to       9.76     1,966,900  0.35%    to   1.25%    3.12%    to   3.27%
    2014         266,471   10.22   to      10.74     2,814,465  0.35%    to   1.25%    0.40%    to   0.69%
    2013         305,692   12.02   to      12.52     3,770,037  0.35%    to   1.25%    2.64%    to   3.41%
    2012         626,694   10.89   to      11.37     7,006,378    --     to   1.25%    3.18%    to   3.32%

JANUS GLOBAL RESEARCH FUND
    2016          19,498   10.48   to      17.90       263,146  0.35%    to   1.25%    0.41%    to   0.46%
    2015          26,089   10.35   to      17.84       323,796  0.35%    to   1.25%    0.28%    to   0.65%
    2014          22,233   10.66   to      18.53       277,498  0.35%    to   1.25%    0.68%    to   1.23%
    2013          13,065   17.54   to      18.14       234,692  0.50%    to   1.25%    0.22%    to   0.24%
    2012          26,864   13.97   to      14.59       384,296    --     to   1.25%    0.83%    to   0.92%

PERKINS MID CAP VALUE FUND
    2016          22,069   21.34   to      22.15       478,423  0.75%    to   1.25%    0.57%    to   0.58%
    2015          19,201   18.24   to      19.59       355,015  0.15%    to   1.25%    0.00%    to   1.02%
    2014          47,021   19.26   to      20.46       943,961  0.15%    to   1.25%    2.09%    to   2.12%
    2013          42,878   17.94   to      18.84       793,753  0.15%    to   1.25%    0.97%    to   1.14%
    2012          65,427   14.46   to      15.10       973,684    --     to   1.25%    0.63%    to   0.71%

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
    2016          93,009    7.28   to       7.74       716,124    --     to   1.25%    1.28%    to   1.36%
    2015          91,409    5.49   to       5.77       526,194    --     to   1.25%      --     to     --
    2014          56,369    7.87   to       8.09       455,511  0.35%    to   1.25%      --     to     --
    2013           3,491    9.96   to      10.14        35,308  0.35%    to   1.25%      --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
JANUS FLEXIBLE BOND FUND
    2016         0.90%    to     1.66%
    2015        (0.69)%   to    (0.69)%
    2014         4.05%    to     4.05%
    2013        (0.93)%   to    (0.93)%
    2012         7.02%    to     7.02%

JANUS FORTY FUND
    2016         0.21%    to     1.12%
    2015        10.84%    to    11.84%
    2014         7.23%    to     8.17%
    2013        30.09%    to    31.27%
    2012        22.11%    to    23.22%

JANUS BALANCED FUND
    2016         2.91%    to     4.20%
    2015        (1.05)%   to     0.22%
    2014         6.78%    to     8.09%
    2013        17.80%    to    19.28%
    2012        11.28%    to    12.68%

JANUS ENTERPRISE FUND
    2016         9.81%    to    10.25%
    2015         1.75%    to     2.52%
    2014        10.28%    to    11.10%
    2013        28.70%    to    29.67%
    2012        15.88%    to    16.75%

JANUS OVERSEAS FUND
    2016        (8.33)%   to    (7.51)%
    2015        (9.94)%   to    (9.15)%
    2014       (14.97)%   to   (14.23)%
    2013        10.45%    to    11.45%
    2012        10.70%    to    12.09%

JANUS GLOBAL RESEARCH FUND
    2016         0.37%    to     1.27%
    2015        (3.74)%   to    (2.91)%
    2014         1.81%    to     5.67%
    2013        25.61%    to    26.56%
    2012        18.07%    to    19.55%

PERKINS MID CAP VALUE FUND
    2016        16.96%    to    17.55%
    2015        (5.27)%   to    (4.23)%
    2014         0.07     to     0.09
    2013        24.06%    to    25.43%
    2012         8.62%    to     9.99%

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
    2016        32.56%    to    34.22%
    2015       (30.26)%   to   (18.00)%
    2014       (20.95)%   to   (20.25)%
    2013         8.40%    to     9.37%


--------------------------------------------------------------------------------
                                   SA-427

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
    2016          27,811  $29.38   to   $  31.52  $    853,898  0.35%    to   1.25%      --     to     --
    2015          26,642   28.65   to      30.88       793,283  0.15%    to   1.25%      --     to     --
    2014          45,817   29.82   to      31.79     1,431,450  0.15%    to   1.25%      --     to     --
    2013          78,932   27.66   to      29.38     2,268,888    --     to   1.25%      --     to     --
    2012          77,006   21.94   to      22.88     1,741,191  0.15%    to   1.25%    0.13%    to   0.15%

PRUDENTIAL JENNISON 20/20 FOCUS FUND
    2016          12,113   27.97   to      29.66       348,498  0.50%    to   1.25%      --     to     --
    2015          12,321   27.45   to      28.89       346,948  0.50%    to   1.25%      --     to     --
    2014          24,547   26.60   to      28.61       683,493    --     to   1.25%      --     to     --
    2012          27,875   19.92   to      20.89       572,979    --     to   1.25%      --     to     --

JPMORGAN LARGE CAP GROWTH FUND
    2016           4,890   14.28   to      14.28        69,846  1.05%    to   1.05%      --     to     --
    2015           4,818   14.75   to      14.75        71,079  1.05%    to   1.05%      --     to     --

JPMORGAN CORE BOND FUND
    2016         207,389   12.56   to      13.85     2,829,027    --     to   1.25%    2.22%    to   2.24%
    2015         186,199   12.45   to      13.56     2,487,251    --     to   1.25%    2.27%    to   2.35%
    2014          83,446   12.55   to      13.49     1,093,844    --     to   1.25%    2.39%    to   2.52%
    2013         104,939   12.10   to      12.85     1,322,489    --     to   1.25%    2.52%    to   2.55%
    2012          95,971   12.49   to      13.10     1,239,493    --     to   1.25%    2.73%    to   2.74%

JPMORGAN SMALL CAP EQUITY FUND
    2016           1,434   39.16   to      42.01        57,608  0.35%    to   1.25%    0.16%    to   0.31%
    2015           1,411   32.56   to      34.62        46,606  0.35%    to   1.25%    0.32%    to   0.33%
    2014           2,069   33.59   to      35.39        70,862  0.35%    to   1.25%    0.18%    to   0.19%
    2013           2,505   31.79   to      33.20        80,724  0.35%    to   1.25%    0.16%    to   0.17%
    2012           9,867   23.71   to      24.40       239,697  0.50%    to   1.25%    1.06%    to   1.38%

JPMORGAN SMALL CAP GROWTH FUND
    2016          11,952   36.94   to      39.17       445,798  0.50%    to   1.25%      --     to     --
    2015          10,348   34.70   to      37.40       362,347  0.15%    to   1.25%      --     to     --
    2014          20,618   35.91   to      38.28       763,556  0.15%    to   1.25%      --     to     --
    2013          20,549   36.44   to      38.42       761,993  0.15%    to   1.25%      --     to     --
    2012          35,399   24.96   to      26.18       910,163    --     to   1.25%      --     to     --

JPMORGAN SMALL CAP VALUE FUND
    2016           7,141   41.10   to      45.32       311,192    --     to   1.25%    0.32%    to   0.64%
    2015          22,238   32.05   to      34.90       769,263    --     to   1.25%    0.86%    to   1.05%
    2014          20,657   35.20   to      37.85       776,276    --     to   1.25%    0.46%    to   0.49%
    2013          18,746   34.27   to      36.40       676,604    --     to   1.25%    0.99%    to   1.06%
    2012          18,306   25.48   to      26.73       486,419    --     to   1.25%    0.87%    to   0.91%

JPMORGAN U.S. EQUITY FUND
    2016          73,556   20.77   to      22.62     1,620,515    --     to   1.25%    0.81%    to   0.89%
    2015          77,235   19.03   to      20.47     1,552,547    --     to   1.25%    0.77%    to   0.81%
    2014          75,479   19.18   to      20.38     1,508,784    --     to   1.25%    0.94%    to   0.99%
    2013          33,468   17.12   to      17.97       584,481    --     to   1.25%    0.77%    to   0.91%
    2012          16,054   12.79   to      13.25       210,609    --     to   1.25%    0.88%    to   1.19%

JPMORGAN SMARTRETIREMENT 2015 FUND
    2016         143,598   12.41   to      13.36     1,829,757    --     to   1.25%    2.15%    to   2.24%
    2015         134,097   11.99   to      12.75     1,647,265    --     to   1.25%    1.95%    to   2.11%
    2014         162,912   12.28   to      12.89     2,042,737    --     to   1.25%    3.17%    to   3.47%
    2013         101,775   11.78   to      12.22     1,224,139    --     to   1.25%    2.81%    to   5.81%
    2012          56,366   10.83   to      11.09       619,510    --     to   1.25%    2.74%    to   2.80%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
    2016         2.55%    to    3.47%
    2015        (3.92)%   to   (2.85)%
    2014         7.81%    to    8.99%
    2013        26.09%    to   27.67%
    2012        14.45%    to   15.71%

PRUDENTIAL JENNISON 20/20 FOCUS FUND
    2016         1.88%    to    2.65%
    2015         3.20%    to    3.96%
    2014         4.98%    to    6.31%
    2012        11.56%    to   12.97%

JPMORGAN LARGE CAP GROWTH FUND
    2016        (3.18)%   to   (3.18)%
    2015         4.63%    to    4.63%

JPMORGAN CORE BOND FUND
    2016         0.83%    to    2.10%
    2015        (0.76)%   to    0.54%
    2014         3.70%    to    5.02%
    2013        (3.14)%   to   (1.92)%
    2012         3.52%    to    4.82%

JPMORGAN SMALL CAP EQUITY FUND
    2016        20.26%    to   21.35%
    2015        (3.07)%   to   (2.18)%
    2014         5.66%    to    6.61%
    2013        34.08%    to   35.30%
    2012        16.31%    to   17.18%

JPMORGAN SMALL CAP GROWTH FUND
    2016         6.46%    to    7.26%
    2015        (3.37)%   to   (2.29)%
    2014        (1.46)%   to   (0.36)%
    2013        46.02%    to   47.63%
    2012        10.84%    to   12.23%

JPMORGAN SMALL CAP VALUE FUND
    2016        28.26%    to   29.86%
    2015        (8.95)%   to   (7.79)%
    2014         2.70%    to    3.99%
    2013        34.47%    to   36.16%
    2012        18.69%    to   20.18%

JPMORGAN U.S. EQUITY FUND
    2016         9.12%    to   10.49%
    2015        (0.78)%   to    0.45%
    2014        12.04%    to   13.41%
    2013        33.89%    to   35.57%
    2012        15.47%    to   16.92%

JPMORGAN SMARTRETIREMENT 2015 FUND
    2016         3.52%    to    4.82%
    2015        (2.35)%   to   (1.11)%
    2014         4.26%    to    5.51%
    2013         8.80%    to   10.17%
    2012        11.07%    to   12.47%


--------------------------------------------------------------------------------
                                   SA-428

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
JPMORGAN SMARTRETIREMENT 2020 FUND
    2016         444,833  $13.07   to   $  14.07  $  5,973,984    --     to   1.25%    2.30%    to   2.49%
    2015         362,306   12.54   to      13.33     4,634,534    --     to   1.25%    1.66%    to   2.23%
    2014         366,667   12.82   to      13.46     4,792,750    --     to   1.25%    3.05%    to   4.35%
    2013         104,510   12.17   to      12.62     1,302,264    --     to   1.25%    3.02%    to   3.69%
    2012          58,827   10.86   to      11.12       649,582    --     to   1.25%    2.66%    to   2.72%

JPMORGAN SMARTRETIREMENT 2025 FUND
    2016         519,230   13.44   to      14.47     7,149,138    --     to   1.25%    2.01%    to   2.06%
    2015         442,017   12.86   to      13.67     5,790,688    --     to   1.25%    1.90%    to   2.04%
    2014         449,782   13.17   to      13.83     6,026,509    --     to   1.25%    3.00%    to   3.49%
    2013         151,918   12.45   to      12.91     1,909,973    --     to   1.25%    3.01%    to   3.13%
    2012         111,582   10.79   to      11.05     1,211,362    --     to   1.25%    1.85%    to   3.15%

JPMORGAN SMARTRETIREMENT 2030 FUND
    2016         549,121   13.63   to      14.67     7,778,627    --     to   1.25%    1.91%    to   2.51%
    2015         430,883   13.04   to      13.86     5,729,070    --     to   1.25%    1.99%    to   2.28%
    2014         389,880   13.41   to      14.08     5,313,744    --     to   1.25%    3.09%    to   3.58%
    2013         173,591   12.64   to      13.10     2,248,092    --     to   1.25%    3.09%    to   6.14%
    2012          99,340   10.69   to      10.95     1,083,448    --     to   1.25%    2.22%    to   2.29%

JPMORGAN SMARTRETIREMENT 2035 FUND
    2016         273,089   13.88   to      14.94     3,903,757    --     to   1.25%    1.76%    to   2.09%
    2015         236,467   13.24   to      14.07     3,219,591    --     to   1.25%    1.83%    to   1.87%
    2014         207,197   13.64   to      14.32     2,894,285    --     to   1.25%    3.54%    to   3.92%
    2013          75,769   12.84   to      13.31       991,208    --     to   1.25%    3.04%    to   3.13%
    2012          40,082   10.67   to      10.93       432,136    --     to   1.25%    1.86%    to   2.26%

JPMORGAN SMARTRETIREMENT 2040 FUND
    2016         388,086   14.01   to      15.08     5,616,147    --     to   1.25%    2.05%    to   2.14%
    2015         256,475   13.32   to      14.16     3,513,239    --     to   1.25%    2.15%    to   2.38%
    2014         195,153   13.75   to      14.43     2,745,810    --     to   1.25%    3.26%    to   3.89%
    2013          97,619   12.93   to      13.41     1,297,047    --     to   1.25%    2.97%    to   6.55%
    2012          58,873   10.67   to      10.92       640,822    --     to   1.25%    1.83%    to   2.23%

JPMORGAN SMARTRETIREMENT 2045 FUND
    2016         194,720   14.03   to      15.10     2,807,659    --     to   1.25%    1.48%    to   1.74%
    2015         198,040   13.34   to      14.18     2,703,313    --     to   1.25%    1.85%    to   2.02%
    2014         154,820   13.75   to      14.43     2,168,021    --     to   1.25%    3.35%    to   4.12%
    2013          44,015   12.94   to      13.42       580,784    --     to   1.25%    3.16%    to   5.11%
    2012          25,280   10.68   to      10.93       273,574    --     to   1.25%    1.40%    to   1.65%

JPMORGAN SMARTRETIREMENT 2050 FUND
    2016         194,373   14.01   to      15.08     2,784,307    --     to   1.25%    2.07%    to   2.37%
    2015         116,362   13.32   to      14.16     1,586,288    --     to   1.25%    1.98%    to   2.21%
    2014          87,831   13.74   to      14.42     1,227,937    --     to   1.25%    3.03%    to   3.96%
    2013         102,030   12.93   to      13.41     1,362,980    --     to   1.25%    3.08%    to   7.01%
    2012          74,979   10.67   to      10.92       818,277    --     to   1.25%    1.69%    to   2.05%

JPMORGAN SMARTRETIREMENT INCOME FUND
    2016          78,857   11.98   to      12.89       978,827    --     to   1.25%    1.44%    to   2.77%
    2015          68,984   11.56   to      11.56       809,399  1.25%    to   1.25%    2.10%    to   2.10%
    2014          82,733   11.85   to      12.37       996,230  0.15%    to   1.25%    2.74%    to   3.18%
    2013          19,811   11.43   to      11.56       226,698  0.85%    to   1.25%    1.74%    to   3.31%
    2012          10,862   10.76   to      10.76       116,835  1.25%    to   1.25%    2.22%    to   2.22%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
JPMORGAN SMARTRETIREMENT 2020 FUND
    2016         4.27%    to    5.58%
    2015        (2.20)%   to   (0.98)%
    2014         5.36%    to    6.66%
    2013        12.02%    to   13.43%
    2012        12.86%    to   14.28%

JPMORGAN SMARTRETIREMENT 2025 FUND
    2016         4.57%    to    5.88%
    2015        (2.38)%   to   (1.19)%
    2014         5.80%    to    7.11%
    2013        15.39%    to   16.84%
    2012        14.39%    to   15.83%

JPMORGAN SMARTRETIREMENT 2030 FUND
    2016         4.56%    to    5.88%
    2015        (2.78)%   to   (1.57)%
    2014         6.08%    to    7.45%
    2013        18.19%    to   19.68%
    2012        15.43%    to   16.88%

JPMORGAN SMARTRETIREMENT 2035 FUND
    2016         4.83%    to    6.15%
    2015        (2.93)%   to   (1.71)%
    2014         6.26%    to    7.61%
    2013        20.35%    to   21.86%
    2012        16.42%    to   17.88%

JPMORGAN SMARTRETIREMENT 2040 FUND
    2016         5.21%    to    6.53%
    2015        (3.13)%   to   (1.88)%
    2014         6.32%    to    7.62%
    2013        21.25%    to   22.77%
    2012        16.48%    to   17.94%

JPMORGAN SMARTRETIREMENT 2045 FUND
    2016         5.22%    to    6.54%
    2015        (3.01)%   to   (1.76)%
    2014         6.25%    to    7.56%
    2013        21.22%    to   22.75%
    2012        16.66%    to   18.13%

JPMORGAN SMARTRETIREMENT 2050 FUND
    2016         5.15%    to    6.47%
    2015        (3.03)%   to   (1.78)%
    2014         6.25%    to    7.54%
    2013        21.23%    to   22.76%
    2012        16.54%    to   18.00%

JPMORGAN SMARTRETIREMENT INCOME FUND
    2016         3.67%    to    4.97%
    2015        (2.49)%   to   (2.49)%
    2014         2.70%    to    3.65%
    2013         6.28%    to    6.71%
    2012         8.63%    to    8.63%


--------------------------------------------------------------------------------
                                   SA-429

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
JPMORGAN SMARTRETIREMENT 2055 FUND
    2016          38,801  $13.87   to   $  14.71  $    548,239    --     to   1.25%    1.10%    to   2.30%
    2015          25,290   13.18   to      13.81       344,647    --     to   1.25%    3.25%    to   3.99%
    2014           8,981   13.59   to      14.06       129,553    --     to   1.25%    3.40%    to   4.47%
    2013           2,772   12.79   to      13.06        35,880    --     to   1.25%    4.57%    to   6.54%
    2012              26   10.56   to      10.59           281  0.65%    to   1.05%    1.59%    to   1.81%

KEELEY SMALL CAP VALUE FUND
    2016          75,769   18.38   to      33.35     1,573,223    --     to   1.25%    0.43%    to   0.52%
    2015          90,096   15.65   to      29.58     1,608,260    --     to   1.25%      --     to     --
    2014         101,521   17.91   to      38.32     2,085,382    --     to   1.25%      --     to     --
    2013         105,870   18.12   to      38.38     2,182,544    --     to   1.25%    0.34%    to   0.37%
    2012         107,664   13.63   to      28.60     1,674,317    --     to   1.25%    0.24%    to   0.31%

LOOMIS SAYLES BOND FUND
    2016         179,951   18.71   to      20.63     3,648,925    --     to   1.25%    1.65%    to   1.66%
    2015         186,740   17.52   to      19.08     3,503,069    --     to   1.25%    2.71%    to   4.03%
    2014          99,777   19.14   to      20.58     1,987,670    --     to   1.25%    3.63%    to   3.66%
    2013          38,835   18.60   to      19.76       737,542    --     to   1.25%    4.42%    to   4.49%
    2012          35,363   17.88   to      18.76       642,423    --     to   1.25%    5.26%    to   5.58%

LKCM AQUINAS CATHOLIC EQUITY FUND+
    2016          26,923   18.04   to      18.99       502,754  0.50%    to   1.25%    0.21%    to   0.25%
    2015          18,184   16.68   to      17.07       307,171  0.85%    to   1.25%    0.24%    to   0.60%
    2014          13,863   17.46   to      17.63       243,735  1.05%    to   1.25%    1.07%    to   1.08%
    2013          12,420   17.21   to      17.35       214,917  1.05%    to   1.25%    0.26%    to   0.34%
    2012           5,789   13.05   to      13.12        75,697  1.05%    to   1.25%    0.53%    to   0.77%

LORD ABBETT AFFILIATED FUND
    2016          33,953   14.21   to      16.06       501,446  0.50%    to   1.25%    1.58%    to   2.54%
    2015          52,646   12.17   to      13.86       658,787  0.50%    to   1.25%    2.09%    to   2.34%
    2014          56,448   12.77   to      14.65       752,705  0.50%    to   1.25%    2.19%    to   2.22%
    2013          66,531   11.45   to      13.23       785,875  0.50%    to   1.25%    2.02%    to   2.11%
    2012          74,527    8.71   to      10.14       676,019  0.50%    to   1.25%    1.61%    to   1.64%

LORD ABBETT FUNDAMENTAL EQUITY FUND
    2016         159,521   23.15   to      26.08     4,289,199    --     to   1.25%    1.58%    to   1.59%
    2015         163,088   20.26   to      22.53     3,870,390    --     to   1.25%    1.31%    to   1.33%
    2014         180,124   21.18   to      23.26     4,447,648    --     to   1.25%    0.57%    to   0.61%
    2013         197,425   20.05   to      21.75     4,447,815    --     to   1.25%    0.25%    to   0.27%
    2012         209,025   14.86   to      15.92     3,426,254    --     to   1.25%    0.53%    to   0.73%

LORD ABBETT BOND DEBENTURE FUND
    2016         158,332   17.20   to      17.78     2,691,499  0.35%    to   1.25%    4.73%    to   4.74%
    2015         149,998   15.36   to      16.02     2,286,319  0.35%    to   1.25%    4.41%    to   4.46%
    2014         146,348   15.68   to      16.51     2,309,579  0.35%    to   1.25%    4.66%    to   4.69%
    2013         149,564   15.06   to      15.99     2,279,029  0.35%    to   1.25%    5.26%    to   5.27%
    2012         141,121   14.02   to      15.02     2,035,441  0.35%    to   1.25%    5.97%    to   5.97%

LORD ABBETT GROWTH OPPORTUNITIES FUND
    2016           9,747   17.76   to      19.15       160,410  0.50%    to   1.25%      --     to     --
    2015           9,454   17.67   to      19.23       151,206  0.50%    to   1.25%      --     to     --
    2014          21,723   17.29   to      19.00       372,663  0.50%    to   1.25%      --     to     --
    2013          20,014   16.35   to      18.13       321,060  0.50%    to   1.25%      --     to     --
    2012          20,293   11.99   to      13.40       242,742  0.50%    to   1.25%      --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
JPMORGAN SMARTRETIREMENT 2055 FUND
    2016         5.22%    to     6.54%
    2015        (3.00)%   to    (1.78)%
    2014         6.25%    to     7.65%
    2013        21.23%    to    22.75%
    2012         5.62%    to     5.92%

KEELEY SMALL CAP VALUE FUND
    2016        12.75%    to    17.47%
    2015       (22.81)%   to   (12.61)%
    2014        (1.18)%   to    (0.16)%
    2013        32.96%    to    34.20%
    2012        22.28%    to    23.54%

LOOMIS SAYLES BOND FUND
    2016         6.83%    to     8.17%
    2015        (8.48)%   to    (7.31)%
    2014         2.89%    to     4.16%
    2013         4.03%    to     5.33%
    2012        13.01%    to    14.43%

LKCM AQUINAS CATHOLIC EQUITY FUND+
    2016         8.16%    to     8.97%
    2015        (7.19)%   to    (4.47)%
    2014         1.47%    to     1.63%
    2013        31.94%    to    32.21%
    2012        10.62%    to    10.84%

LORD ABBETT AFFILIATED FUND
    2016        15.89%    to    16.76%
    2015        (5.42)%   to    (4.70)%
    2014        10.70%    to    11.50%
    2013        30.52%    to    31.50%
    2012        14.46%    to    15.32%

LORD ABBETT FUNDAMENTAL EQUITY FUND
    2016        14.31%    to    15.74%
    2015        (4.36)%   to    (3.14)%
    2014         5.62%    to     6.94%
    2013        34.94%    to    36.63%
    2012         9.36%    to    10.74%

LORD ABBETT BOND DEBENTURE FUND
    2016        10.98%    to    11.99%
    2015        (2.96)%   to    (2.04)%
    2014         3.23%    to     4.14%
    2013         6.45%    to     7.41%
    2012        11.86%    to    12.88%

LORD ABBETT GROWTH OPPORTUNITIES FUND
    2016        (0.41)%   to     0.54%
    2015         1.19%    to     2.18%
    2014         4.80%    to     5.77%
    2013        35.31%    to    36.39%
    2012        12.25%    to    13.24%


--------------------------------------------------------------------------------
                                   SA-430

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
    2016           9,572  $18.66   to   $  19.47  $    155,448  0.85%    to   1.25%    1.67%    to   1.67%
    2015          10,097   16.45   to      17.09       143,634  0.85%    to   1.25%    1.47%    to   1.61%
    2014          15,434   17.09   to      17.69       229,448  0.85%    to   1.25%    1.48%    to   1.58%
    2013          23,917   15.54   to      16.02       318,933  0.85%    to   1.25%    1.33%    to   1.33%
    2012          21,520   12.33   to      12.66       226,957  0.85%    to   1.25%    3.21%    to   3.22%

LORD ABBETT TOTAL RETURN FUND
    2016         325,094   14.57   to      16.21     5,168,988    --     to   1.25%    2.53%    to   2.75%
    2015         170,596   14.21   to      15.58     2,582,645    --     to   1.25%    0.65%    to   2.65%
    2014          38,287   14.46   to      14.52       554,831  0.15%    to   1.25%    2.73%    to   2.98%
    2013          35,725   13.89   to      14.30       489,340  0.50%    to   1.25%    2.82%    to   3.05%
    2012          40,838   14.29   to      14.57       573,195  0.50%    to   1.25%    3.01%    to   3.31%

LORD ABBETT DEVELOPING GROWTH FUND
    2016          62,731   18.84   to      20.58     1,085,629    --     to   1.25%      --     to     --
    2015          86,909   19.37   to      21.41     1,590,686    --     to   1.25%      --     to     --
    2014         108,715   21.26   to      23.79     2,223,444    --     to   1.25%      --     to     --
    2013         111,294   20.59   to      23.33     2,237,223    --     to   1.25%      --     to     --
    2012         102,700   13.10   to      15.02     1,318,027    --     to   1.25%      --     to     --

LORD ABBETT INTERNATIONAL CORE EQUITY FUND
    2016          29,097    8.86   to      10.81       264,228  0.35%    to   1.25%    2.30%    to   2.88%
    2015          26,438    9.05   to      11.15       239,690  0.35%    to   1.25%    0.82%    to   1.58%
    2014          33,643    9.34   to      11.61       311,254  0.35%    to   1.25%    1.04%    to   1.09%
    2013          32,882   10.36   to      12.98       337,629  0.35%    to   1.25%    0.79%    to   1.88%
    2012          31,051    8.20   to      10.75       257,872  0.50%    to   1.25%    1.29%    to   2.52%

LORD ABBETT VALUE OPPORTUNITIES FUND
    2016         215,247   19.80   to      21.57     4,015,196    --     to   1.25%      --     to     --
    2015         215,035   17.23   to      18.53     3,490,106    --     to   1.25%      --     to     --
    2014         232,812   17.96   to      18.76     3,896,609  0.35%    to   1.25%      --     to     --
    2013         219,323   16.67   to      17.25     3,331,098  0.35%    to   1.25%      --     to     --
    2012          28,258   12.40   to      12.67       355,483  0.50%    to   1.25%      --     to     --

CLEARBRIDGE VALUE TRUST
    2016          16,984   17.65   to      81.20       323,601    --     to   1.25%    0.58%    to   0.63%
    2015          17,793   15.90   to      72.65       301,662    --     to   1.25%    0.17%    to   0.18%
    2014          17,700   16.72   to      75.58       312,260    --     to   1.25%      --     to     --
    2013          16,796   14.91   to      66.54       262,148    --     to   1.25%    0.87%    to   0.91%
    2012          17,298   10.93   to      48.54       196,416    --     to   1.25%    1.14%    to   1.16%

BMO MID-CAP VALUE FUND
    2016          46,612   17.15   to      20.84       812,056  0.35%    to   0.85%    0.94%    to   0.96%
    2015          52,116   14.70   to      17.95       775,355  0.35%    to   0.85%    0.38%    to   0.42%
    2014          43,923   15.69   to      19.26       700,590  0.35%    to   0.85%    0.18%    to   0.20%
    2013          37,438   13.49   to      14.12       534,269  0.35%    to   1.05%    0.32%    to   0.41%
    2012          28,224   10.23   to      12.36       295,828  0.35%    to   1.25%    0.67%    to   0.68%

MASSMUTUAL RETIRESMART(SM) 2010 FUND
    2016           5,141   10.16   to      10.37        52,872  0.50%    to   1.25%    2.91%    to   3.02%
    2015           4,357    9.76   to       9.86        42,771  0.65%    to   1.25%    2.96%    to   3.28%
    2014          11,558   10.13   to      10.17       117,227  0.65%    to   1.25%    4.57%    to   5.28%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND
    2016        13.47%    to   13.92%
    2015        (3.76)%   to   (3.40)%
    2014        10.00%    to   10.42%
    2013        26.01%    to   26.51%
    2012        11.54%    to   11.99%

LORD ABBETT TOTAL RETURN FUND
    2016         2.49%    to    4.04%
    2015        (2.10)%   to   (1.40)%
    2014         1.31%    to    4.52%
    2013        (2.84)%   to   (1.89)%
    2012         6.13%    to    7.21%

LORD ABBETT DEVELOPING GROWTH FUND
    2016        (3.89)%   to   (2.71)%
    2015       (10.01)%   to   (8.90)%
    2014         1.97%    to    3.25%
    2013        55.34%    to   57.19%
    2012         9.00%    to   10.39%

LORD ABBETT INTERNATIONAL CORE EQUITY FUND
    2016        (3.05)%   to   (2.18)%
    2015        (3.96)%   to   (3.05)%
    2014       (10.56)%   to   (9.82)%
    2013        20.77%    to   21.86%
    2012        13.22%    to   14.07%

LORD ABBETT VALUE OPPORTUNITIES FUND
    2016        14.95%    to   16.39%
    2015        (4.08)%   to   (3.03)%
    2014         7.74%    to    8.76%
    2013        34.41%    to   35.63%
    2012         8.37%    to    9.18%

CLEARBRIDGE VALUE TRUST
    2016        11.01%    to   11.77%
    2015        (4.90)%   to   (3.88)%
    2014        12.14%    to   13.59%
    2013        36.41%    to   37.08%
    2012        14.46%    to   14.64%

BMO MID-CAP VALUE FUND
    2016        16.09%    to   16.67%
    2015        (6.80)%   to   (6.31)%
    2014        10.55%    to   11.14%
    2013        37.04%    to   38.01%
    2012        17.62%    to   18.68%

MASSMUTUAL RETIRESMART(SM) 2010 FUND
    2016         4.08%    to    4.86%
    2015        (3.61)%   to   (3.00)%
    2014        (1.11)%   to   (0.78)%


--------------------------------------------------------------------------------
                                   SA-431

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
MFS(R) EMERGING MARKETS DEBT FUND
    2016          35,152  $13.50   to   $  14.21  $    486,818  0.50%    to   1.25%    4.55%    to   4.57%
    2015          30,882   12.50   to      13.06       392,881  0.50%    to   1.25%    4.37%    to   4.37%
    2014          25,834   12.77   to      13.24       334,441  0.50%    to   1.25%    4.41%    to   4.44%
    2013          23,312   12.38   to      12.74       291,908  0.50%    to   1.25%    4.53%    to   4.55%
    2012          27,964   13.40   to      13.69       378,862  0.50%    to   1.25%    4.86%    to   4.88%

MASSACHUSETTS INVESTORS GROWTH STOCK FUND
    2016         154,073   16.98   to      19.33     2,834,060    --     to   1.25%    0.69%    to   0.80%
    2015         175,323   15.99   to      18.43     3,029,946    --     to   1.25%    0.87%    to   4.17%
    2014         151,696   18.67   to      20.97     3,144,349  0.35%    to   1.25%    0.06%    to   0.62%
    2013         196,714   16.95   to      18.86     3,525,935  0.35%    to   1.25%    0.54%    to   0.69%
    2012         275,420   13.19   to      14.55     2,998,335  0.35%    to   1.25%    0.76%    to   0.88%

MFS HIGH INCOME FUND
    2016          88,729   10.73   to      22.27     1,225,091  0.35%    to   1.25%    5.55%    to   5.61%
    2015         117,964    9.49   to      19.89     1,421,904  0.35%    to   1.25%    5.42%    to   5.43%
    2014         111,613    9.91   to      20.94     1,406,215  0.35%    to   1.25%    5.39%    to   5.61%
    2013          62,049   20.74   to      21.08     1,275,448  0.50%    to   1.25%    5.87%    to   5.87%
    2012          71,294   19.75   to      19.92     1,390,306  0.50%    to   1.25%    6.60%    to   6.60%

MFS INTERNATIONAL NEW DISCOVERY FUND
    2016          13,249   24.07   to      27.04       343,673    --     to   1.25%    1.27%    to   1.29%
    2015          13,486   24.32   to      27.64       347,838    --     to   1.25%    0.30%    to   0.85%
    2014          13,778   24.03   to      27.21       346,296    --     to   1.25%    1.00%    to   1.07%
    2013          14,627   25.05   to      28.34       382,433    --     to   1.25%    1.14%    to   1.28%
    2012          14,848   21.24   to      23.98       326,492    --     to   1.25%    1.15%    to   1.18%

MFS MID CAP GROWTH FUND
    2016          34,835   11.88   to      14.31       497,021  0.35%    to   1.25%      --     to     --
    2015          50,477   11.43   to      13.89       695,441  0.35%    to   1.25%      --     to     --
    2014          45,443   11.00   to      13.49       612,576  0.35%    to   1.25%      --     to     --
    2013          42,349   12.58   to      13.75       556,752  0.50%    to   1.25%      --     to     --
    2012          49,035    9.31   to      10.10       473,211  0.50%    to   1.25%      --     to     --

MFS NEW DISCOVERY FUND
    2016         150,370   13.12   to      14.13     2,116,760    --     to   1.25%      --     to     --
    2015         188,187   12.24   to      13.01     2,442,303    --     to   1.25%      --     to     --
    2014         115,375   12.66   to      13.29     1,517,421    --     to   1.25%      --     to     --
    2013          48,566   13.86   to      14.37       694,266    --     to   1.25%      --     to     --
    2012          35,088    9.97   to      10.20       357,774    --     to   1.25%      --     to     --

MFS RESEARCH INTERNATIONAL FUND
    2016         376,011    8.55   to       9.25     3,347,123  0.35%    to   1.25%    1.74%    to   1.75%
    2015         336,515    8.76   to       9.39     3,056,578  0.35%    to   1.25%    1.45%    to   1.62%
    2014         317,826    9.06   to       9.62     2,968,932  0.35%    to   1.25%    2.24%    to   2.46%
    2013         218,212    9.86   to      10.29     2,194,927  0.50%    to   1.25%    1.46%    to   1.95%
    2012         183,928    8.41   to       8.71     1,569,111  0.50%    to   1.25%    1.79%    to   1.91%

MFS TOTAL RETURN FUND
    2016         190,312   15.71   to      16.16     2,953,169    --     to   1.25%    2.20%    to   2.20%
    2015         182,374   14.44   to      15.03     2,609,789    --     to   1.25%    2.42%    to   2.47%
    2014         180,309   14.49   to      15.28     2,588,949    --     to   1.25%    2.20%    to   2.23%
    2013         149,739   13.38   to      14.28     2,002,617    --     to   1.25%    2.05%    to   2.07%
    2012         136,208   11.26   to      12.16     1,544,326    --     to   1.25%    2.57%    to   2.59%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
MFS(R) EMERGING MARKETS DEBT FUND
    2016         7.95%    to    8.76%
    2015        (2.09)%   to   (1.34)%
    2014         3.12%    to    3.92%
    2013        (7.64)%   to   (6.95)%
    2012        17.38%    to   18.26%

MASSACHUSETTS INVESTORS GROWTH STOCK FUND
    2016         4.85%    to    6.16%
    2015        (1.28)%   to    0.33%
    2014        10.16%    to   11.17%
    2013        28.53%    to   29.69%
    2012        15.46%    to   16.50%

MFS HIGH INCOME FUND
    2016        12.02%    to   13.02%
    2015        (5.04)%   to   (4.19)%
    2014        (2.30)%   to    0.94%
    2013         5.03%    to    5.82%
    2012        12.75%    to   13.60%

MFS INTERNATIONAL NEW DISCOVERY FUND
    2016        (2.17)%   to   (1.02)%
    2015         1.20%    to    1.58%
    2014        (4.09)%   to   (3.99)%
    2013        17.98%    to   18.18%
    2012        23.16%    to   23.35%

MFS MID CAP GROWTH FUND
    2016         3.03%    to    3.96%
    2015         2.94%    to    3.88%
    2014         7.26%    to    7.77%
    2013        35.17%    to   36.19%
    2012        14.74%    to   15.60%

MFS NEW DISCOVERY FUND
    2016         7.25%    to    8.60%
    2015        (3.34)%   to   (2.12)%
    2014        (8.65)%   to   (7.51)%
    2013        39.10%    to   40.85%
    2012        19.34%    to   20.84%

MFS RESEARCH INTERNATIONAL FUND
    2016        (2.37)%   to   (1.49)%
    2015        (3.29)%   to   (2.41)%
    2014        (8.14)%   to   (6.62)%
    2013        17.17%    to   18.06%
    2012        15.21%    to   16.08%

MFS TOTAL RETURN FUND
    2016         7.51%    to    8.85%
    2015        (1.65)%   to   (0.37)%
    2014         6.97%    to    8.32%
    2013        17.38%    to   18.86%
    2012         9.93%    to   11.32%


--------------------------------------------------------------------------------
                                   SA-432

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
MFS UTILITIES FUND
    2016         331,380  $ 9.84   to   $  35.85  $  4,721,516  0.35%    to   1.25%    3.46%    to   3.76%
    2015         377,399    8.86   to      32.58     4,633,004  0.35%    to   1.25%    2.22%    to   2.24%
    2014         418,707   10.43   to      38.71     5,973,039  0.35%    to   1.25%    2.62%    to   2.69%
    2013         246,305   14.57   to      34.82     5,053,450    --     to   1.25%    2.72%    to   2.75%
    2012         331,248   12.12   to      29.34     5,882,311    --     to   1.25%    3.06%    to   3.13%

MFS VALUE FUND
    2016         579,895   17.74   to      25.26     9,599,340    --     to   1.25%    1.87%    to   1.87%
    2015         625,959   15.58   to      22.46     9,037,944    --     to   1.25%    1.84%    to   1.88%
    2014         781,685   15.70   to      22.93    11,573,069    --     to   1.25%    2.08%    to   2.15%
    2013         567,125   14.24   to      21.05     8,770,901    --     to   1.25%    1.60%    to   1.63%
    2012         568,106   10.51   to      15.73     6,622,795    --     to   1.25%    1.80%    to   1.90%

MFS TOTAL RETURN BOND FUND
    2016         112,802   14.38   to      15.38     1,685,760    --     to   1.25%    2.61%    to   2.68%
    2015          85,815   14.07   to      14.87     1,239,050    --     to   1.25%    0.39%    to   2.74%
    2014          15,791   14.34   to      14.40       226,837  0.50%    to   1.25%    2.88%    to   2.89%
    2013          12,414   13.71   to      13.75       169,090  0.50%    to   1.25%    2.85%    to   2.87%
    2012          11,503   13.94   to      14.09       158,787  0.50%    to   1.25%    3.15%    to   3.26%

MFS MASSACHUSETTS INVESTORS TRUST
    2016          40,369   30.67   to      33.81     1,285,544    --     to   1.25%    0.79%    to   0.99%
    2015          58,412   28.54   to      31.08     1,760,123    --     to   1.25%    0.84%    to   0.90%
    2014          51,608   28.83   to      31.00     1,559,568    --     to   1.25%    0.85%    to   0.92%
    2013          46,998   26.31   to      27.94     1,287,141    --     to   1.25%    0.94%    to   0.94%
    2012          41,320   20.20   to      21.19       860,923    --     to   1.25%    1.31%    to   1.32%

MFS INTERNATIONAL GROWTH FUND
    2016          13,080   13.07   to      13.25       171,459  1.05%    to   1.25%    1.03%    to   1.09%
    2015           9,035   12.92   to      13.07       117,025  1.05%    to   1.25%    0.92%    to   0.99%
    2014           6,712   13.08   to      13.21        87,933  1.05%    to   1.25%    1.31%    to   1.37%
    2013           5,444   13.99   to      14.21        76,434  0.85%    to   1.25%    0.63%    to   0.66%
    2012           3,290   12.48   to      12.62        41,130  0.85%    to   1.25%    1.37%    to   1.42%

MFS CORE EQUITY FUND
    2016         204,742   12.14   to      24.43     2,539,970  0.35%    to   1.25%    0.57%    to   0.63%
    2015         248,985   10.97   to      22.27     2,778,208  0.35%    to   1.25%    0.51%    to   0.58%
    2014         110,446   11.05   to      22.63     1,264,895  0.35%    to   1.25%    0.37%    to   0.81%
    2013          75,690   20.63   to      21.35     1,104,806  0.50%    to   1.25%    0.20%    to   0.76%
    2012          75,425   15.58   to      16.00       822,702  0.50%    to   1.25%    0.30%    to   0.63%

MFS GOVERNMENT SECURITIES FUND
    2016         340,010   11.62   to      12.95     4,251,097    --     to   1.25%    2.22%    to   2.24%
    2015         385,294   11.69   to      12.87     4,827,688    --     to   1.25%    1.96%    to   1.96%
    2014         398,530   11.82   to      12.85     4,975,210    --     to   1.25%    2.13%    to   2.17%
    2013         409,580   11.44   to      12.28     4,895,889    --     to   1.25%    2.17%    to   2.17%
    2012         369,828   11.93   to      12.65     4,564,604    --     to   1.25%    2.53%    to   2.56%

MFS INTERNATIONAL VALUE FUND
    2016         383,623   26.56   to      34.69    11,221,793    --     to   1.25%    1.45%    to   1.63%
    2015         348,831   25.87   to      33.94     9,856,324    --     to   1.25%    1.23%    to   1.31%
    2014         235,570   24.61   to      32.89     6,279,319    --     to   1.25%    2.39%    to   2.44%
    2013         138,756   24.60   to      33.57     3,746,968    --     to   1.25%    1.85%    to   1.95%
    2012          99,732   19.55   to      26.92     2,179,471    --     to   1.25%    1.94%    to   2.17%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
MFS UTILITIES FUND
    2016        10.02%    to    11.01%
    2015       (15.83)%   to   (15.06)%
    2014        (0.93)%   to    11.18%
    2013        18.67%    to    20.18%
    2012        11.92%    to    13.33%

MFS VALUE FUND
    2016        12.45%    to    13.85%
    2015        (2.04)%   to    (0.77)%
    2014         8.92%    to    10.27%
    2013        33.80%    to    35.51%
    2012        14.69%    to    16.13%

MFS TOTAL RETURN BOND FUND
    2016         2.16%    to     3.44%
    2015        (1.85)%   to    (0.28)%
    2014         4.31%    to     5.06%
    2013        (2.37)%   to    (1.64)%
    2012         6.08%    to     6.87%

MFS MASSACHUSETTS INVESTORS TRUST
    2016         7.44%    to     8.78%
    2015        (0.99)%   to     0.27%
    2014         9.57%    to    10.97%
    2013        30.23%    to    31.86%
    2012        17.70%    to    19.18%

MFS INTERNATIONAL GROWTH FUND
    2016         1.15%    to     1.35%
    2015        (1.21)%   to    (1.03)%
    2014        (6.51)%   to    (6.33)%
    2013        12.16%    to    12.61%
    2012        17.94%    to    18.42%

MFS CORE EQUITY FUND
    2016         9.71%    to    10.71%
    2015        (1.61)%   to    (0.76)%
    2014         6.62%    to     9.72%
    2013        32.44%    to    33.43%
    2012        15.21%    to    16.08%

MFS GOVERNMENT SECURITIES FUND
    2016        (0.62)%   to     0.62%
    2015        (1.07)%   to     0.15%
    2014         3.32%    to     4.62%
    2013        (4.16)%   to    (2.96)%
    2012         0.82%    to     2.09%

MFS INTERNATIONAL VALUE FUND
    2016         2.21%    to     2.67%
    2015         3.19%    to     5.12%
    2014        (2.03)%   to     0.02%
    2013        24.70%    to    25.79%
    2012        18.83%    to    14.34%


--------------------------------------------------------------------------------
                                   SA-433

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
MFS TECHNOLOGY FUND
    2016           2,455  $41.44   to   $  43.09  $    105,539  0.75%    to   1.25%      --     to     --
    2015           2,332   38.79   to      40.14        93,419  0.75%    to   1.25%      --     to     --
    2014           2,965   35.59   to      36.64       108,462  0.75%    to   1.25%      --     to     --
    2013           3,519   32.67   to      33.47       117,683  0.75%    to   1.25%      --     to     --
    2012           3,607   24.46   to      24.93        89,793  0.75%    to   1.25%      --     to     --

MFS CORE EQUITY SERIES
    2016           1,340   10.53   to      10.53        14,108  0.70%    to   0.70%    0.78%    to   0.78%
    2015           1,217    9.52   to       9.52        11,585  0.70%    to   0.70%    0.37%    to   0.37%
    2014           1,425   18.32   to      18.32        26,101  0.70%    to   0.70%    0.92%    to   0.92%
    2013             908   16.58   to      16.58        15,064  0.70%    to   0.70%    1.02%    to   1.02%
    2012             908   12.41   to      12.41        11,270  0.70%    to   0.70%    0.78%    to   0.78%

MFS UTILITIES SERIES
    2016          11,728   17.83   to      20.01       233,592    --     to   0.70%    3.65%    to   3.90%
    2015          13,501   16.00   to      18.07       243,605    --     to   0.70%    4.14%    to   4.22%
    2014          14,894   18.72   to      21.29       316,570    --     to   0.70%    2.09%    to   2.14%
    2013          14,449   16.60   to      19.02       274,222    --     to   0.70%    2.32%    to   2.34%
    2012          11,102   13.78   to      15.89       175,420    --     to   0.70%    6.78%    to   6.99%

MFS GROWTH FUND
    2016          10,012   16.86   to      17.42       169,931  0.65%    to   1.25%      --     to     --
    2015           9,200   16.70   to      17.16       154,688  0.65%    to   1.25%      --     to     --
    2014         179,079   15.79   to      16.41     2,931,536  0.15%    to   1.25%      --     to     --
    2013         142,864   14.73   to      15.15     2,159,844  0.15%    to   1.25%      --     to     --
    2012          11,030   10.95   to      11.04       121,229  0.65%    to   1.25%      --     to     --

MFS HIGH YIELD PORTFOLIO
    2016          11,889   11.50   to      11.50       136,773  0.70%    to   0.70%    6.79%    to   6.79%
    2015          12,181   10.18   to      10.18       123,973  0.70%    to   0.70%    7.03%    to   7.03%
    2014          12,843   10.70   to      10.70       137,424  0.70%    to   0.70%    5.49%    to   5.49%
    2013          12,830   10.48   to      10.48       134,480  0.70%    to   0.70%    2.38%    to   2.38%

BLACKROCK GLOBAL ALLOCATION FUND, INC.
    2016         647,750   14.66   to      15.75     9,396,766    --     to   1.25%    0.95%    to   0.97%
    2015         620,102   14.13   to      15.37     8,723,282    --     to   1.25%    0.92%    to   0.97%
    2014         760,751   14.28   to      15.73    10,854,930    --     to   1.25%    2.17%    to   2.18%
    2013         957,726   14.01   to      15.63    13,164,007    --     to   1.25%    1.19%    to   1.25%
    2012         949,367   12.25   to      13.83    11,596,184    --     to   1.25%    1.28%    to   1.34%

BLACKROCK LARGE CAP CORE FUND
    2016           4,219   15.09   to      16.81        64,012  0.35%    to   1.25%    0.57%    to   0.74%
    2015           5,049   13.76   to      15.47        70,421  0.35%    to   1.25%    0.32%    to   0.37%
    2014           5,657   13.80   to      15.65        78,970  0.35%    to   1.25%    0.03%    to   0.36%
    2013          43,567   12.41   to      14.20       540,961  0.35%    to   1.25%      --     to     --
    2012          41,814    9.33   to      10.77       392,478  0.35%    to   1.25%    0.94%    to   1.90%

BLACKROCK VALUE OPPORTUNITIES FUND, INC.
    2016           4,482   17.51   to      17.51        78,505  1.25%    to   1.25%      --     to     --
    2015           4,038   14.37   to      14.37        58,028  1.25%    to   1.25%    2.99%    to   2.99%
    2014           3,618   15.64   to      15.64        56,568  1.25%    to   1.25%      --     to     --
    2013           3,286   15.11   to      15.11        49,662  1.25%    to   1.25%      --     to     --
    2012           2,785   10.75   to      10.75        29,929  1.25%    to   1.25%      --     to     --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
MFS TECHNOLOGY FUND
    2016         6.83%    to     7.36%
    2015         9.00%    to     9.55%
    2014         8.94%    to     9.47%
    2013        33.57%    to    34.24%
    2012        12.84%    to    13.40%

MFS CORE EQUITY SERIES
    2016        10.60%    to    10.60%
    2015        (3.06)%   to    (3.06)%
    2014        10.49%    to    10.49%
    2013        33.66%    to    33.66%
    2012        15.42%    to    15.42%

MFS UTILITIES SERIES
    2016        10.70%    to    11.47%
    2015       (15.11)%   to   (14.54)%
    2014        11.94%    to    12.75%
    2013        19.68%    to    20.52%
    2012        12.69%    to    13.48%

MFS GROWTH FUND
    2016         0.94%    to     1.55%
    2015         5.76%    to     6.43%
    2014         7.19%    to     8.31%
    2013        34.62%    to    36.10%
    2012        15.67%    to    16.37%

MFS HIGH YIELD PORTFOLIO
    2016        13.03%    to    13.03%
    2015        (4.88)%   to    (4.88)%
    2014         2.11%    to     2.11%
    2013         4.82%    to     4.82%

BLACKROCK GLOBAL ALLOCATION FUND, INC.
    2016         2.46%    to     3.75%
    2015        (2.30)%   to    (1.07)%
    2014         0.62%    to     1.91%
    2013        13.01%    to    14.43%
    2012         8.65%    to    10.01%

BLACKROCK LARGE CAP CORE FUND
    2016         8.66%    to     9.64%
    2015        (1.15)%   to    (0.25)%
    2014        10.24%    to    11.23%
    2013        31.81%    to    33.00%
    2012        12.81%    to    13.83%

BLACKROCK VALUE OPPORTUNITIES FUND, INC.
    2016        21.88%    to    21.88%
    2015        (8.12)%   to    (8.12)%
    2014         3.48%    to     3.48%
    2013        40.64%    to    40.64%
    2012        11.79%    to    11.79%


--------------------------------------------------------------------------------
                                   SA-434

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
BLACKROCK SMALL CAP GROWTH FUND II
    2016          46,993  $17.10   to   $  18.86  $    817,915  0.35%    to   1.25%    0.21%    to   0.21%
    2015          51,803   15.18   to      16.89       800,775  0.35%    to   1.25%      --     to     --
    2014          49,870   15.85   to      17.80       821,630  0.35%    to   1.25%      --     to     --
    2013          45,764   15.62   to      17.70       739,317  0.35%    to   1.25%      --     to     --
    2012          49,624   10.82   to      12.38       562,185  0.35%    to   1.25%      --     to     --

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
    2016         105,965   19.92   to      20.49     1,991,665  0.35%    to   1.25%    0.48%    to   0.52%
    2015          87,165   16.34   to      16.97     1,344,813  0.35%    to   1.25%    0.82%    to   0.83%
    2014          87,926   17.62   to      18.45     1,471,405  0.35%    to   1.25%    0.36%    to   0.51%
    2013          87,310   16.61   to      17.56     1,410,364  0.35%    to   1.25%    0.61%    to   0.68%
    2012         101,193   12.51   to      13.34     1,176,266  0.35%    to   1.25%    0.33%    to   0.36%

BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO
    2016          93,757   11.74   to      12.79     1,160,589    --     to   1.25%    4.66%    to   4.78%
    2015          81,595   11.83   to      12.73     1,010,839    --     to   1.25%      --     to     --
    2014          73,632   12.10   to      12.85       927,088    --     to   1.25%    1.95%    to   2.47%
    2013          71,337   13.83   to      14.51     1,020,365    --     to   1.25%    0.10%    to   0.14%
    2012         104,803   11.47   to      11.88     1,238,323    --     to   1.25%    1.58%    to   1.93%

BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO
    2016          17,284   15.64   to      16.30       274,833  0.50%    to   1.25%      --     to     --
    2015          19,036   15.41   to      15.94       296,585  0.50%    to   1.25%      --     to     --
    2014          19,682   14.65   to      15.04       290,908  0.50%    to   1.25%      --     to     --
    2013          20,374   13.99   to      14.25       286,343  0.50%    to   1.25%      --     to     --
    2012          19,449    9.65   to       9.76       188,274  0.50%    to   1.25%      --     to     --

VICTORY MUNDER MID-CAP CORE GROWTH FUND
    2016         149,229   19.29   to      48.99     3,193,937    --     to   1.25%      --     to     --
    2015         218,955   18.24   to      45.75     4,390,252    --     to   1.25%      --     to     --
    2014         200,641   19.36   to      47.96     4,218,249    --     to   1.25%    0.03%    to   0.03%
    2013         184,590   17.84   to      43.64     3,534,084    --     to   1.25%      --     to     --
    2012         171,054   13.54   to      32.72     2,476,785    --     to   1.25%      --     to     --

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
    2016          62,555   19.77   to      34.78     1,437,204    --     to   1.25%    0.95%    to   1.24%
    2015          65,994   18.22   to      31.65     1,430,028    --     to   1.25%    0.90%    to   1.11%
    2014          72,720   18.56   to      31.82     1,598,555    --     to   1.25%    0.28%    to   1.12%
    2013          64,400   17.04   to      28.86     1,283,648    --     to   1.25%    1.13%    to   1.39%
    2012          48,119   12.51   to      20.92       682,243    --     to   1.25%    0.96%    to   1.00%

NUVEEN NWQ INTERNATIONAL VALUE FUND+
    2016           3,825    9.18   to       9.59        35,626  0.50%    to   1.25%    1.51%    to   2.35%
    2015           2,325    9.11   to       9.45        21,412  0.50%    to   1.25%    1.48%    to   1.70%
    2014           1,739    9.00   to       9.27        15,762  0.50%    to   1.25%    4.15%    to   7.05%
    2013           2,264    9.96   to      10.18        22,660  0.50%    to   1.25%    2.54%    to   4.30%
    2012           3,900    8.30   to       8.33        32,458  1.05%    to   1.25%    4.23%    to   5.63%

THE OAKMARK INTERNATIONAL SMALL CAP FUND
    2016          11,643   36.42   to      36.42       424,079  0.35%    to   0.35%    2.36%    to   2.36%
    2015          13,676   34.38   to      34.38       470,209  0.35%    to   0.35%    2.17%    to   2.17%
    2014          15,233   34.25   to      34.25       521,712  0.35%    to   0.35%    1.35%    to   1.35%
    2013          17,784   37.24   to      37.24       662,326  0.35%    to   0.35%    3.43%    to   3.43%
    2012          18,868   29.27   to      29.27       552,300  0.35%    to   0.35%    1.22%    to   1.22%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
BLACKROCK SMALL CAP GROWTH FUND II
    2016        11.64%    to    12.65%
    2015        (5.08)%   to    (4.21)%
    2014         0.56%    to     1.48%
    2013        43.04%    to    44.33%
    2012         8.11%    to     9.09%

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
    2016        20.80%    to    21.88%
    2015        (8.05)%   to    (7.25)%
    2014         5.08%    to     6.05%
    2013        31.64%    to    32.83%
    2012        11.80%    to    12.81%

BLACKROCK INTERNATIONAL OPPORTUNITIES PORTFOLIO
    2016        (0.76)%   to     0.48%
    2015        (2.20)%   to    (0.92)%
    2014       (12.53)%   to   (11.42)%
    2013        20.62%    to    22.14%
    2012        16.56%    to    18.02%

BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO
    2016         1.51%    to     2.27%
    2015         5.18%    to     5.97%
    2014         4.70%    to     5.52%
    2013        44.92%    to    46.01%
    2012         9.29%    to    10.11%

VICTORY MUNDER MID-CAP CORE GROWTH FUND
    2016         5.75%    to     7.07%
    2015        (5.78)%   to    (4.60)%
    2014         8.53%    to     9.90%
    2013        31.73%    to    33.38%
    2012        14.29%    to    15.72%

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND
    2016         8.53%    to     9.88%
    2015        (1.84)%   to    (0.54)%
    2014         8.94%    to    10.27%
    2013        36.16%    to    37.96%
    2012         9.38%    to    10.79%

NUVEEN NWQ INTERNATIONAL VALUE FUND+
    2016         0.73%    to     1.49%
    2015         1.23%    to     1.95%
    2014        (9.63)%   to    (8.97)%
    2013        20.12%    to    21.02%
    2012         0.85%    to     1.05%

THE OAKMARK INTERNATIONAL SMALL CAP FUND
    2016         5.93%    to     5.93%
    2015         0.39%    to     0.39%
    2014        (8.03)%   to    (8.03)%
    2013        27.23%    to    27.23%
    2012        17.97%    to    17.97%


--------------------------------------------------------------------------------
                                   SA-435

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
THE OAKMARK EQUITY AND INCOME FUND
    2016         731,884  $16.79   to   $  16.79  $ 12,284,901    --     to     --     1.30%    to   1.30%
    2015       1,143,273   15.13   to      15.13    17,293,542    --     to     --     1.10%    to   1.10%
    2014       1,060,331   15.85   to      15.85    16,811,434    --     to     --     0.83%    to   0.83%
    2013         965,429   14.83   to      14.83    14,315,104    --     to     --     0.54%    to   0.54%
    2012         890,406   11.93   to      11.93    10,626,311    --     to     --     1.05%    to   1.05%

OPPENHEIMER CAPITAL APPRECIATION FUND
    2016          63,544   11.69   to      16.40       818,961  0.35%    to   1.25%    0.06%    to   0.08%
    2015          93,159   12.02   to      17.01     1,228,612  0.35%    to   1.25%      --     to     --
    2014         138,048   11.68   to      16.68     1,705,409  0.35%    to   1.25%      --     to     --
    2013          94,320   14.68   to      16.05     1,494,043  0.50%    to   1.25%    0.04%    to   0.04%
    2012         142,970   11.50   to      12.48     1,742,375  0.50%    to   1.25%    0.64%    to   0.67%

OPPENHEIMER GLOBAL FUND
    2016         216,730   22.47   to     122.80     4,841,539    --     to   1.25%    0.60%    to   0.69%
    2015         280,564   22.71   to     122.61     6,277,109    --     to   1.25%    0.49%    to   0.67%
    2014         285,436   22.14   to     118.02     6,103,021    --     to   1.25%    0.76%    to   0.83%
    2013         208,431   21.96   to     115.63     5,871,436    --     to   1.25%    0.84%    to   0.85%
    2012         229,997   17.54   to      91.21     5,042,783    --     to   1.25%    1.08%    to   1.13%

OPPENHEIMER GLOBAL OPPORTUNITIES FUND
    2016             446   11.97   to      11.97         5,339  0.50%    to   0.50%    0.26%    to   0.26%

OPPENHEIMER INTERNATIONAL GROWTH FUND
    2016         300,161   12.13   to      15.82     3,767,882    --     to   1.25%    0.87%    to   1.20%
    2015         370,068   12.41   to      16.40     4,669,844    --     to   1.25%    0.95%    to   1.03%
    2014         349,868   12.03   to      16.09     4,295,406    --     to   1.25%    0.71%    to   0.88%
    2013         299,317   12.97   to      17.57     3,973,781    --     to   1.25%    0.71%    to   1.35%
    2012          42,457   10.05   to      14.22       514,048  0.50%    to   1.25%    1.33%    to   1.40%

OPPENHEIMER MAIN STREET FUND
    2016          15,888   15.15   to      16.52       247,627  0.35%    to   1.25%    1.19%    to   1.25%
    2015          19,575   13.77   to      14.88       276,646  0.35%    to   1.25%    0.50%    to   0.80%
    2014          20,010   13.52   to      14.48       275,644  0.35%    to   1.25%    0.71%    to   0.76%
    2013          18,278   12.40   to      13.16       229,570  0.35%    to   1.25%    0.64%    to   0.76%
    2012          17,015    9.54   to       9.95       164,065  0.50%    to   1.25%    1.16%    to   1.17%

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
    2016          60,905   14.40   to      14.82       866,110  0.50%    to   1.25%    3.78%    to   3.82%
    2015          46,021   13.60   to      14.11       620,577  0.50%    to   1.25%    4.24%    to   4.25%
    2014          41,948   14.00   to      14.63       583,946  0.50%    to   1.25%    4.54%    to   4.59%
    2013          38,883   13.71   to      14.43       530,923  0.50%    to   1.25%    4.94%    to   4.95%
    2012          34,234   13.84   to      14.68       483,480  0.50%    to   1.25%    5.88%    to   5.94%

OPPENHEIMER MAIN STREET MID CAP FUND
    2016         168,558   16.23   to      17.54     2,770,534  0.35%    to   1.25%    0.92%    to   1.03%
    2015         180,944   14.36   to      15.66     2,631,556  0.35%    to   1.25%    0.33%    to   0.37%
    2014         170,964   15.54   to      17.09     2,736,323  0.35%    to   1.25%    0.40%    to   0.60%
    2013         200,032   13.89   to      15.42     2,875,524  0.35%    to   1.25%    0.05%    to   0.05%
    2012         200,523   10.45   to      11.70     2,171,744  0.35%    to   1.25%    0.80%    to   0.90%

OPPENHEIMER DEVELOPING MARKETS FUND
    2016         262,308   49.92   to      71.55     5,191,340    --     to   1.25%    0.22%    to   0.25%
    2015         313,639   47.29   to      66.94     5,367,256    --     to   1.25%    0.38%    to   0.43%
    2014         278,596   55.72   to      77.89     5,808,852    --     to   1.25%    0.29%    to   0.73%
    2013         224,580   59.27   to      81.82     5,571,304    --     to   1.25%    0.10%    to   0.11%
    2012         189,017   55.39   to      75.51     4,707,381    --     to   1.25%    0.45%    to   0.89%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
THE OAKMARK EQUITY AND INCOME FUND
    2016        10.97%    to    10.97%
    2015        (4.57)%   to    (4.57)%
    2014         6.91%    to     6.91%
    2013        24.25%    to    24.25%
    2012         9.05%    to     9.05%

OPPENHEIMER CAPITAL APPRECIATION FUND
    2016        (3.55)%   to    (2.68)%
    2015         1.96%    to     2.89%
    2014        10.43%    to    13.65%
    2013        27.64%    to    28.60%
    2012        12.28%    to    13.12%

OPPENHEIMER GLOBAL FUND
    2016        (1.08)%   to     0.16%
    2015         2.58%    to     3.89%
    2014         0.80%    to     2.07%
    2013        25.20%    to    26.77%
    2012        19.25%    to    20.75%

OPPENHEIMER GLOBAL OPPORTUNITIES FUND
    2016        19.69%    to    19.69%

OPPENHEIMER INTERNATIONAL GROWTH FUND
    2016        (3.51)%   to    (2.30)%
    2015         1.91%    to     3.18%
    2014        (8.40)%   to    (7.23)%
    2013        23.56%    to    25.11%
    2012        20.11%    to    21.01%

OPPENHEIMER MAIN STREET FUND
    2016        10.04%    to    11.03%
    2015         1.86%    to     2.77%
    2014         9.06%    to    10.05%
    2013        29.91%    to    31.09%
    2012        15.10%    to    15.97%

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
    2016         5.05%    to     5.84%
    2015        (3.56)%   to    (2.82)%
    2014         1.39%    to     2.13%
    2013        (1.69)%   to    (0.95)%
    2012        12.20%    to    13.05%

OPPENHEIMER MAIN STREET MID CAP FUND
    2016        12.01%    to    13.02%
    2015        (8.36)%   to    (7.57)%
    2014        10.84%    to    11.85%
    2013        31.74%    to    32.93%
    2012        15.32%    to    16.36%

OPPENHEIMER DEVELOPING MARKETS FUND
    2016         5.56%    to     6.89%
    2015       (15.12)%   to   (14.06)%
    2014        (5.98)%   to    (4.80)%
    2013         7.01%    to     8.35%
    2012        19.35%    to    20.85%


--------------------------------------------------------------------------------
                                   SA-436

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
OPPENHEIMER EQUITY FUND
    2016          14,692  $13.91   to   $  17.22  $    253,663  0.50%    to   0.85%    0.73%    to   0.75%
    2015          14,762   13.31   to      16.55       244,192  0.50%    to   0.85%    0.62%    to   2.94%
    2014          13,363   16.74   to      17.02       227,478  0.65%    to   0.85%    0.61%    to   0.63%
    2013          12,277   14.96   to      15.19       186,462  0.65%    to   0.85%    0.28%    to   0.82%
    2012          10,453   11.32   to      11.77       122,966  0.65%    to   1.25%    1.13%    to   1.21%

OPPENHEIMER CAPITAL INCOME FUND
    2016              89    9.75   to       9.75           866  1.05%    to   1.05%    2.81%    to   2.81%
    2015              79    9.18   to       9.18           730  1.05%    to   1.05%    2.91%    to   2.91%
    2014              70    9.35   to       9.35           658  1.05%    to   1.05%    3.19%    to   3.19%
    2013              60    9.02   to       9.02           544  1.05%    to   1.05%    1.27%    to   1.27%
    2012              42    9.99   to       9.99           418  1.25%    to   1.25%    4.18%    to   4.18%

OPPENHEIMER INTERNATIONAL BOND FUND
    2016         318,523   14.16   to      14.29     4,393,606    --     to   1.25%    4.33%    to   4.48%
    2015         351,066   13.34   to      13.63     4,580,468    --     to   1.25%    3.19%    to   3.26%
    2014         402,766   13.85   to      14.33     5,522,444    --     to   1.25%    2.88%    to   3.00%
    2013         417,946   13.57   to      14.47     5,796,448  0.35%    to   1.25%    3.29%    to   3.43%
    2012         450,050   14.25   to      15.33     6,659,415  0.35%    to   1.25%    4.12%    to   4.14%

OPPENHEIMER MID CAP VALUE FUND
    2016          37,628   14.05   to      17.12       607,947  0.35%    to   1.25%    0.53%    to   0.54%
    2015          38,685   11.72   to      14.41       518,012  0.35%    to   1.25%    0.43%    to   0.45%
    2014          62,041   12.65   to      15.69       930,587  0.35%    to   1.25%    0.65%    to   0.65%
    2013          70,082   11.48   to      14.37       942,646  0.35%    to   1.25%    0.56%    to   0.66%
    2012          80,240    8.37   to      10.56       775,946  0.35%    to   1.25%    0.09%    to   0.09%

OPPENHEIMER MAIN STREET SELECT FUND(R)
    2016          70,580   15.43   to      16.98     1,128,371  0.35%    to   1.25%    1.06%    to   1.20%
    2015          66,674   14.10   to      15.65       981,168  0.35%    to   1.25%    0.48%    to   0.50%
    2014          61,837   14.34   to      16.07       933,840  0.35%    to   1.25%    0.09%    to   0.39%
    2013          75,239   13.40   to      15.15     1,049,835  0.35%    to   1.25%    0.35%    to   0.41%
    2012          75,169   10.41   to      11.87       816,212  0.35%    to   1.25%    0.39%    to   0.69%

OPPENHEIMER GOLD & SPECIAL MINERALS FUND
    2016         226,474    5.49   to       9.18     1,737,572  0.35%    to   1.25%    5.37%    to   6.22%
    2015         218,642    3.71   to       6.25     1,177,286  0.35%    to   1.25%      --     to     --
    2014         171,648    4.84   to       8.23     1,188,488  0.35%    to   1.25%    1.91%    to   2.04%
    2013         143,654    7.02   to       9.85     1,161,795    --     to   1.25%      --     to     --
    2012         128,074   13.46   to      19.12     2,018,717    --     to   1.25%      --     to     --

OPPENHEIMER REAL ESTATE FUND
    2016         120,871   13.65   to      15.39     1,775,717    --     to   1.25%    2.16%    to   2.20%
    2015         114,337   13.03   to      14.51     1,589,422    --     to   1.25%    1.82%    to   1.86%
    2014         125,990   12.88   to      14.17     1,727,516    --     to   1.25%    1.82%    to   2.05%
    2013         109,981    9.93   to      10.79     1,153,028    --     to   1.25%    1.13%    to   1.47%
    2012          75,362    9.78   to      10.49       770,593    --     to   1.25%    2.00%    to   2.03%

OPPENHEIMER EQUITY INCOME FUND
    2016          23,035   16.00   to      16.60       379,886  0.50%    to   1.25%    2.50%    to   2.63%
    2015          17,498   14.13   to      14.55       253,493  0.50%    to   1.25%    3.48%    to   3.73%
    2014          15,185   15.86   to      16.22       245,612  0.50%    to   1.25%    2.38%    to   2.40%
    2013          12,598   14.60   to      14.81       186,255  0.50%    to   1.25%    1.24%    to   2.71%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
OPPENHEIMER EQUITY FUND
    2016         4.10%    to     4.46%
    2015        (1.72)%   to    (1.16)%
    2014        11.87%    to    12.08%
    2013        28.79%    to    29.05%
    2012        12.19%    to    12.87%

OPPENHEIMER CAPITAL INCOME FUND
    2016         6.13%    to     6.13%
    2015        (1.79)%   to    (1.79)%
    2014         3.68%    to     3.68%
    2013         8.05%    to     8.05%
    2012         9.71%    to     9.71%

OPPENHEIMER INTERNATIONAL BOND FUND
    2016         4.83%    to     6.14%
    2015        (4.89)%   to    (3.70)%
    2014        (1.68)%   to    (0.94)%
    2013        (5.63)%   to    (4.78)%
    2012         9.72%    to    10.71%

OPPENHEIMER MID CAP VALUE FUND
    2016        18.78%    to    19.86%
    2015        (8.15)%   to    (7.32)%
    2014         9.21%    to    10.22%
    2013        36.06%    to    37.29%
    2012         8.12%    to     9.10%

OPPENHEIMER MAIN STREET SELECT FUND(R)
    2016         8.46%    to     9.44%
    2015        (2.60)%   to    (1.71)%
    2014         6.07%    to     7.02%
    2013        27.59%    to    28.75%
    2012        14.52%    to    15.56%

OPPENHEIMER GOLD & SPECIAL MINERALS FUND
    2016        46.90%    to    48.22%
    2015       (24.07)%   to   (23.45)%
    2014       (16.42)%   to   (15.72)%
    2013       (48.48)%   to   (47.83)%
    2012       (10.27)%   to    (9.14)%

OPPENHEIMER REAL ESTATE FUND
    2016         4.75%    to     6.07%
    2015         1.15%    to     2.43%
    2014        29.74%    to    31.37%
    2013         1.56%    to     2.84%
    2012        14.21%    to    15.65%

OPPENHEIMER EQUITY INCOME FUND
    2016        13.25%    to    14.10%
    2015       (10.93)%   to   (10.28)%
    2014         8.65%    to     9.51%
    2013        29.99%    to    30.97%


--------------------------------------------------------------------------------
                                   SA-437

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
    2016           7,158  $13.21   to   $  13.71  $     95,948  0.50%    to   1.25%    0.45%    to   0.45%
    2015           6,446   13.29   to      13.69        86,470  0.50%    to   1.25%    0.95%    to   1.05%
    2014           4,796   13.37   to      13.67        64,628  0.50%    to   1.25%    0.48%    to   0.67%
    2013           4,447   14.44   to      14.65        64,480  0.50%    to   1.25%    0.85%    to   2.62%
    2012           1,132   11.77   to      11.82        13,375  0.65%    to   1.05%    3.57%    to   3.97%

OPPENHEIMER RISING DIVIDENDS FUND
    2016             720   13.37   to      13.58         9,639  0.85%    to   1.25%    0.46%    to   1.14%
    2015             557   12.95   to      12.95         7,209  1.25%    to   1.25%    0.57%    to   0.57%

PUTNAM GLOBAL EQUITY FUND
    2016           3,565   13.34   to      13.34        47,551  0.70%    to   0.70%    1.16%    to   1.16%
    2015           4,247   13.29   to      13.29        56,442  0.70%    to   0.70%    0.95%    to   0.95%
    2014           4,181   13.62   to      13.62        56,928  0.70%    to   0.70%    0.24%    to   0.24%
    2013           1,803   13.51   to      13.51        24,365  0.70%    to   0.70%    1.89%    to   1.89%
    2012           3,655   10.31   to      10.31        37,688  0.70%    to   0.70%    1.51%    to   1.51%

PUTNAM VT HIGH YIELD FUND
    2016          21,944   17.84   to      17.84       391,531  0.70%    to   0.70%    6.20%    to   6.20%
    2015          23,038   15.55   to      15.55       358,240  0.70%    to   0.70%    7.04%    to   7.04%
    2014          24,545   16.54   to      16.54       406,082  0.70%    to   0.70%    6.53%    to   6.53%
    2013          31,983   16.40   to      16.40       524,674  0.70%    to   0.70%    8.60%    to   8.60%
    2012          54,683   15.32   to      15.32       837,578  0.70%    to   0.70%    6.91%    to   6.91%

PUTNAM VT INTERNATIONAL GROWTH FUND
    2016          11,283   11.17   to      11.17       126,007  0.70%    to   0.70%    0.93%    to   0.93%
    2015          10,887   12.06   to      12.06       131,246  0.70%    to   0.70%      --     to     --
    2014          11,447   12.01   to      12.01       137,426  0.70%    to   0.70%    0.06%    to   0.06%
    2013          11,244   12.88   to      12.88       144,836  0.70%    to   0.70%    0.96%    to   0.96%
    2012           9,879   10.60   to      10.60       104,729  0.70%    to   0.70%    1.44%    to   1.44%

PUTNAM VT MULTI-CAP GROWTH FUND
    2016          18,037   20.52   to      21.24       370,396    --     to   0.70%    0.68%    to   0.88%
    2015          28,821   19.17   to      19.71       552,766    --     to   0.70%    0.49%    to   0.53%
    2014          33,788   19.36   to      19.76       654,416    --     to   0.70%    0.27%    to   0.30%
    2013          18,620   17.18   to      17.41       320,002    --     to   0.70%    0.49%    to   0.57%
    2012          23,237   12.68   to      12.68       294,709  0.70%    to   0.70%    0.24%    to   0.24%

PUTNAM VT SMALL CAP VALUE FUND
    2016          18,548   17.51   to      17.51       324,740  0.70%    to   0.70%    1.15%    to   1.15%
    2015          15,598   13.83   to      13.83       215,708  0.70%    to   0.70%    0.85%    to   0.85%
    2014          19,289   14.54   to      14.54       280,504  0.70%    to   0.70%    0.73%    to   0.73%
    2013          37,501   14.16   to      14.16       530,954  0.70%    to   0.70%    0.85%    to   0.85%
    2012          34,277   10.21   to      10.21       350,067  0.70%    to   0.70%    0.43%    to   0.43%

PIONEER DISCIPLINED VALUE FUND
    2016           6,170   16.77   to      17.47       104,345  0.65%    to   1.25%    0.99%    to   1.15%
    2015           6,214   14.90   to      15.57        93,216  0.50%    to   1.25%    1.18%    to   1.25%
    2014           5,604   16.01   to      16.60        90,226  0.50%    to   1.25%    0.58%    to   2.98%
    2013           7,824   14.79   to      15.14       116,300  0.65%    to   1.25%    0.57%    to   1.21%
    2012           6,716   11.48   to      11.55        77,209  1.05%    to   1.25%    3.87%    to   4.32%

PIONEER EMERGING MARKETS FUND
    2016         169,064    5.94   to       6.70     1,048,227    --     to   1.25%      --     to     --
    2015         177,390    5.61   to       6.25     1,032,191    --     to   1.25%    1.64%    to   2.87%
    2014         185,040    6.81   to       7.49     1,306,797    --     to   1.25%    1.27%    to   1.76%
    2013         194,059    7.96   to       8.65     1,595,410    --     to   1.25%    0.33%    to   0.38%
    2012         179,424    8.24   to       8.84     1,511,393    --     to   1.25%    0.37%    to   0.51%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
    2016        (0.62)%   to     0.13%
    2015        (0.62)%   to     0.13%
    2014        (7.44)%   to    (6.72)%
    2013        22.88%    to    23.80%
    2012        17.71%    to    18.17%

OPPENHEIMER RISING DIVIDENDS FUND
    2016         3.24%    to     3.65%
    2015        (0.28)%   to    (0.28)%

PUTNAM GLOBAL EQUITY FUND
    2016         0.37%    to     0.37%
    2015        (2.42)%   to    (2.42)%
    2014         0.78%    to     0.78%
    2013        31.06%    to    31.06%
    2012        19.34%    to    19.34%

PUTNAM VT HIGH YIELD FUND
    2016        14.74%    to    14.74%
    2015        (5.99)%   to    (5.99)%
    2014         0.88%    to     0.88%
    2013         7.10%    to     7.10%
    2012        15.20%    to    15.20%

PUTNAM VT INTERNATIONAL GROWTH FUND
    2016        (7.37)%   to    (7.37)%
    2015         0.00%    to     0.00%
    2014        (6.79)%   to    (6.79)%
    2013        21.51%    to    21.51%
    2012        20.16%    to    20.16%

PUTNAM VT MULTI-CAP GROWTH FUND
    2016         7.04%    to     7.79%
    2015        (0.96)%   to    (0.27)%
    2014        12.72%    to    13.52%
    2013        35.49%    to    36.44%
    2012        15.95%    to    15.95%

PUTNAM VT SMALL CAP VALUE FUND
    2016        26.61%    to    26.61%
    2015        (4.89)%   to    (4.89)%
    2014         2.70%    to     2.70%
    2013        38.63%    to    38.63%
    2012        16.67%    to    16.67%

PIONEER DISCIPLINED VALUE FUND
    2016        12.55%    to    13.23%
    2015        (6.93)%   to    (6.21)%
    2014         3.52%    to     8.26%
    2013        28.87%    to    29.65%
    2012         9.91%    to    10.13%

PIONEER EMERGING MARKETS FUND
    2016         5.79%    to     7.12%
    2015       (17.60)%   to   (16.53)%
    2014       (14.51)%   to   (13.43)%
    2013        (3.40)%   to    (2.19)%
    2012         9.95%    to    11.34%


--------------------------------------------------------------------------------
                                   SA-438

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
PIONEER EQUITY INCOME FUND
    2016              76  $33.12   to   $  33.12  $      2,514  1.25%    to   1.25%    2.14%    to   2.14%

PIONEER FUNDAMENTAL GROWTH FUND
    2016             932   15.22   to      15.59        14,243  0.65%    to   1.25%    0.34%    to   0.45%
    2015           1,381   15.14   to      15.14        20,675  0.65%    to   0.65%    0.26%    to   0.26%
    2014           1,117   14.21   to      14.32        15,890  0.65%    to   1.05%    0.40%    to   0.40%
    2013             911   12.58   to      12.65        11,471  0.65%    to   1.25%    0.37%    to   0.37%

ALLIANZGI NFJ INTERNATIONAL VALUE FUND
    2016           5,111    8.46   to       8.57        43,715  0.65%    to   0.85%    2.71%    to   2.72%
    2015           5,947    9.05   to       9.23        54,599  0.65%    to   1.05%    2.77%    to   2.77%
    2014           5,376   10.57   to      10.73        57,458  0.65%    to   1.05%    2.21%    to   2.21%
    2013           4,853   11.31   to      11.44        55,371  0.65%    to   1.05%    1.58%    to   1.91%
    2012           1,077   10.37   to      10.41        11,178  0.85%    to   1.05%    1.66%    to   1.87%

ALLIANZGI NFJ SMALL-CAP VALUE FUND
    2016         109,126   17.13   to      18.52     1,957,187  0.35%    to   1.25%    1.53%    to   1.59%
    2015         107,580   14.11   to      15.12     1,581,180  0.35%    to   1.25%    1.35%    to   1.66%
    2014         102,711   15.58   to      16.54     1,656,450  0.35%    to   1.25%    2.04%    to   2.52%
    2013         110,089   15.53   to      16.34     1,758,136  0.35%    to   1.25%    1.18%    to   1.92%
    2012         108,501   11.95   to      12.38     1,324,474  0.50%    to   1.25%    1.22%    to   1.61%

ALLIANZGI NFJ DIVIDEND VALUE FUND
    2016         418,411   13.37   to      14.26     5,775,498  0.50%    to   1.25%    2.27%    to   2.41%
    2015         434,495   11.68   to      12.37     5,233,937  0.50%    to   1.25%    2.31%    to   2.31%
    2014         423,490   12.94   to      13.61     5,634,564  0.50%    to   1.25%    1.80%    to   1.80%
    2013         423,527   11.95   to      12.47     5,185,258  0.50%    to   1.25%    2.25%    to   2.27%
    2012         387,964    9.41   to       9.74     3,719,360  0.50%    to   1.25%    2.48%    to   2.57%

AMG MANAGERS CADENCE MID CAP FUND
    2016           1,772   14.80   to      16.79        25,593  0.50%    to   1.25%    0.58%    to   0.87%
    2015           3,093   15.88   to      15.88        45,905  1.25%    to   1.25%      --     to     --
    2014           4,626   16.28   to      16.85        72,221  0.85%    to   1.25%      --     to     --
    2013           4,420   14.78   to      15.23        61,837  0.85%    to   1.25%      --     to     --
    2012           4,854   11.42   to      11.72        52,336  0.85%    to   1.25%    0.15%    to   0.16%

PIMCO EMERGING MARKETS BOND FUND
    2016          42,875   15.62   to      16.39       683,232  0.50%    to   1.25%    5.26%    to   5.27%
    2015          63,102   13.71   to      14.49       880,342  0.50%    to   1.25%    4.71%    to   4.74%
    2014          70,126   14.23   to      15.15     1,022,783  0.50%    to   1.25%    4.74%    to   4.75%
    2013          78,220   14.21   to      15.25     1,138,549  0.50%    to   1.25%    4.53%    to   4.56%
    2012          86,686   15.35   to      16.60     1,364,666  0.50%    to   1.25%    4.52%    to   4.67%

PIONEER FUND
    2016          39,349   14.61   to      16.92       636,083  0.50%    to   1.25%    1.08%    to   1.10%
    2015          37,782   13.40   to      15.63       562,185  0.50%    to   1.25%    0.83%    to   0.85%
    2014          40,449   13.53   to      15.89       606,703  0.50%    to   1.25%    0.94%    to   0.95%
    2013          39,184   12.26   to      14.52       534,100  0.50%    to   1.25%    0.87%    to   0.99%
    2012          70,924    9.26   to      11.05       719,161  0.50%    to   1.25%    1.31%    to   1.32%

PIONEER HIGH YIELD FUND
    2016         112,342   16.08   to      17.10     1,847,089  0.35%    to   1.25%    5.15%    to   5.15%
    2015         135,969   14.13   to      15.17     1,967,083  0.35%    to   1.25%    4.80%    to   4.95%
    2014         135,096   14.91   to      16.15     2,092,001  0.35%    to   1.25%    4.29%    to   4.34%
    2013         139,843   14.99   to      16.38     2,192,640  0.35%    to   1.25%    3.38%    to   4.83%
    2012         151,125   14.17   to      14.77     2,142,052  0.50%    to   1.25%    5.14%    to   5.26%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
PIONEER EQUITY INCOME FUND
    2016        17.68%    to    17.68%

PIONEER FUNDAMENTAL GROWTH FUND
    2016         2.32%    to     2.94%
    2015         5.74%    to     5.74%
    2014        13.23%    to    17.75%
    2013        25.80%    to    26.52%

ALLIANZGI NFJ INTERNATIONAL VALUE FUND
    2016        (7.39)%   to    (7.20)%
    2015       (14.37)%   to   (13.98)%
    2014        (6.58)%   to    (6.20)%
    2013         9.06%    to     9.50%
    2012        20.17%    to    20.41%

ALLIANZGI NFJ SMALL-CAP VALUE FUND
    2016        21.38%    to    22.47%
    2015        (9.43)%   to    (8.60)%
    2014         0.33%    to     1.25%
    2013        29.92%    to    31.09%
    2012         8.96%    to     9.78%

ALLIANZGI NFJ DIVIDEND VALUE FUND
    2016        14.44%    to    15.30%
    2015        (9.74)%   to    (9.10)%
    2014         8.31%    to     9.12%
    2013        27.05%    to    28.00%
    2012        12.51%    to    13.36%

AMG MANAGERS CADENCE MID CAP FUND
    2016         5.75%    to     6.54%
    2015        (2.46)%   to    (2.46)%
    2014        10.14%    to    10.61%
    2013        29.41%    to    29.93%
    2012         7.23%    to     7.66%

PIMCO EMERGING MARKETS BOND FUND
    2016        13.06%    to    13.91%
    2015        (4.33)%   to    (3.65)%
    2014        (0.63)%   to     0.12%
    2013        (8.15)%   to    (7.45)%
    2012        14.92%    to    15.79%

PIONEER FUND
    2016         8.24%    to     9.05%
    2015        (1.64)%   to    (0.95)%
    2014         9.46%    to    10.33%
    2013        31.40%    to    32.39%
    2012         8.54%    to     9.36%

PIONEER HIGH YIELD FUND
    2016        12.76%    to    13.78%
    2015        (6.08)%   to    (5.20)%
    2014        (1.40)%   to    (0.50)%
    2013        10.92%    to    11.92%
    2012        13.61%    to    14.46%


--------------------------------------------------------------------------------
                                   SA-439

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
PIONEER STRATEGIC INCOME FUND
    2016         258,891  $16.25   to   $  17.33  $  4,366,676    --     to   1.25%    3.41%    to   3.42%
    2015         218,605   15.29   to      16.10     3,428,373    --     to   1.25%    3.48%    to   3.49%
    2014         214,453   15.71   to      16.33     3,423,652    --     to   1.25%    3.90%    to   3.93%
    2013         243,858   15.20   to      15.61     3,747,490    --     to   1.25%    4.29%    to   4.29%
    2012         227,472   15.17   to      15.38     3,465,197    --     to   1.25%    4.71%    to   4.75%

PIONEER MID CAP VALUE FUND
    2016          72,372   17.17   to      17.33     1,118,232  0.35%    to   1.25%    0.35%    to   0.48%
    2015          85,148   14.84   to      15.12     1,132,879  0.35%    to   1.25%    0.31%    to   0.36%
    2014          92,840   15.91   to      16.36     1,357,830  0.35%    to   1.25%    0.36%    to   0.41%
    2013          93,131   13.92   to      14.44     1,227,579  0.35%    to   1.25%    0.43%    to   0.47%
    2012         116,385    9.11   to      11.00     1,156,545  0.50%    to   1.25%    0.77%    to   0.79%

PIONEER SELECT MID CAP GROWTH FUND
    2016          30,138   20.32   to      21.48       628,370  0.50%    to   1.25%      --     to     --
    2015          28,559   19.89   to      21.06       581,090  0.35%    to   1.25%      --     to     --
    2014          14,150   19.86   to      20.85       288,521  0.35%    to   1.25%      --     to     --
    2013          17,693   18.44   to      19.19       333,085  0.35%    to   1.25%      --     to     --
    2012          18,273   12.93   to      13.33       240,046  0.35%    to   1.25%      --     to     --

PIMCO TOTAL RETURN III FUND
    2016          20,958   10.68   to      11.00       228,073  0.65%    to   1.25%    2.62%    to   2.66%
    2015          17,784   10.53   to      10.78       189,696  0.65%    to   1.25%    2.80%    to   2.91%
    2014          14,746   10.64   to      10.84       158,600  0.65%    to   1.25%    4.96%    to   5.41%
    2013          14,761   10.34   to      10.46       153,648  0.65%    to   1.25%    0.85%    to   1.73%
    2012          19,186   10.71   to      10.76       206,359  0.85%    to   1.25%    0.85%    to   1.24%

PUTNAM EQUITY INCOME FUND
    2016          38,050   18.24   to      20.36       690,419    --     to   1.25%    1.54%    to   1.54%
    2015          36,594   16.06   to      18.15       589,522    --     to   1.25%    1.33%    to   1.37%
    2014          28,610   16.59   to      18.99       481,643    --     to   1.25%    1.51%    to   1.55%
    2013          44,008   14.75   to      17.10       643,671    --     to   1.25%    1.22%    to   1.89%
    2012          31,653   10.90   to      13.15       360,002  0.50%    to   1.25%    2.30%    to   2.74%

PUTNAM HIGH YIELD ADVANTAGE FUND
    2016          74,203   17.64   to      17.92     1,294,660    --     to   1.25%    5.69%    to   5.73%
    2015          80,456   15.48   to      15.53     1,203,725    --     to   1.25%    5.45%    to   5.48%
    2014          84,044   16.42   to      16.57     1,337,853    --     to   1.25%    5.19%    to   5.20%
    2013          73,826   16.10   to      16.46     1,176,812    --     to   1.25%    5.94%    to   6.00%
    2012          68,053   15.08   to      15.60     1,020,430    --     to   1.25%    6.66%    to   6.68%

PUTNAM INTERNATIONAL EQUITY FUND
    2016          23,326   10.52   to      17.31       398,660  0.35%    to   1.25%    2.72%    to   2.91%
    2015          24,771   10.95   to      17.86       436,380  0.35%    to   1.25%    2.44%    to   2.63%
    2014          26,440   11.08   to      17.90       467,866  0.35%    to   1.25%      --     to     --
    2013          30,339   12.04   to      19.27       570,167  0.35%    to   1.25%    0.76%    to   0.84%
    2012          34,499    9.53   to      15.12       512,043  0.35%    to   1.25%    0.96%    to   1.13%

PUTNAM MULTI-CAP GROWTH FUND
    2016             304   16.25   to      19.02         5,124  0.75%    to   0.85%      --     to     --
    2015             549   15.21   to      17.15         8,784  0.75%    to   1.25%    0.47%    to   0.50%
    2014             559   15.39   to      17.44         8,973  0.75%    to   1.25%    0.28%    to   0.29%
    2013             568   13.68   to      15.58         8,101  0.75%    to   1.25%    0.23%    to   0.26%
    2012             480    9.95   to      11.57         5,033  1.05%    to   1.25%    0.44%    to   0.48%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
PIONEER STRATEGIC INCOME FUND
    2016         6.31%    to    7.65%
    2015        (2.71)%   to   (1.44)%
    2014         3.34%    to    4.64%
    2013         0.24%    to    1.50%
    2012         9.87%    to   11.26%

PIONEER MID CAP VALUE FUND
    2016        14.66%    to   15.70%
    2015        (7.59)%   to   (6.72)%
    2014        13.29%    to   14.33%
    2013        31.29%    to   32.47%
    2012         9.46%    to   10.28%

PIONEER SELECT MID CAP GROWTH FUND
    2016         2.20%    to    2.97%
    2015         0.13%    to    1.01%
    2014         7.71%    to    8.64%
    2013        42.59%    to   43.88%
    2012         5.29%    to    6.25%

PIMCO TOTAL RETURN III FUND
    2016         1.43%    to    2.04%
    2015        (1.06)%   to   (0.54)%
    2014         2.95%    to    3.60%
    2013        (3.53)%   to   (2.95)%
    2012         7.15%    to    7.56%

PUTNAM EQUITY INCOME FUND
    2016        12.15%    to   13.55%
    2015        (4.40)%   to   (3.19)%
    2014        11.04%    to   12.46%
    2013        29.99%    to   31.63%
    2012        17.54%    to   18.42%

PUTNAM HIGH YIELD ADVANTAGE FUND
    2016        13.98%    to   15.41%
    2015        (6.60)%   to   (5.45)%
    2014         0.66%    to    1.96%
    2013         5.48%    to    6.81%
    2012        13.68%    to   15.11%

PUTNAM INTERNATIONAL EQUITY FUND
    2016        (3.91)%   to   (3.04)%
    2015        (1.14)%   to   (0.25)%
    2014        (8.00)%   to   (7.13)%
    2013        26.35%    to   27.49%
    2012        20.22%    to   21.31%

PUTNAM MULTI-CAP GROWTH FUND
    2016         6.74%    to    6.84%
    2015        (1.67)%   to   (1.15)%
    2014        11.91%    to   12.50%
    2013        34.59%    to   35.26%
    2012        15.25%    to   15.48%


--------------------------------------------------------------------------------
                                   SA-440

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
    2016          23,841  $ 8.33   to   $   9.40  $    207,809    --     to   1.25%    2.09%    to   2.29%
    2015          26,468    8.69   to       9.68       239,240    --     to   1.25%    1.35%    to   1.42%
    2014         103,676    8.60   to       9.46     1,002,370    --     to   1.25%    1.87%    to   1.91%
    2013          78,385   10.06   to      10.93       870,859    --     to   1.25%    1.41%    to   1.64%
    2012          61,483    8.23   to       8.83       552,712    --     to   1.25%    1.08%    to   1.41%

PUTNAM SMALL CAP GROWTH FUND
    2016          15,288   16.37   to      17.47       262,870  0.35%    to   1.25%      --     to   0.01%
    2015          12,066   15.27   to      16.16       183,567  0.35%    to   1.25%      --     to     --
    2014          12,788   15.91   to      16.69       199,120  0.35%    to   1.25%      --     to     --
    2013          18,727   15.80   to      16.42       290,754  0.35%    to   1.25%      --     to     --
    2012          16,813    9.16   to      10.84       164,310  0.50%    to   1.25%    0.22%    to   0.36%

ROYCE TOTAL RETURN FUND
    2016          18,009   32.88   to      35.83       615,270  0.35%    to   1.25%    1.32%    to   1.34%
    2015          20,139   26.54   to      28.61       554,318  0.15%    to   1.25%      --     to   0.59%
    2014          21,139   29.07   to      30.99       637,174  0.15%    to   1.25%    1.17%    to   1.87%
    2013          19,512   29.14   to      30.43       583,861  0.35%    to   1.25%    0.38%    to   0.40%
    2012          18,629   22.32   to      23.10       424,628  0.35%    to   1.25%    0.62%    to   1.36%

ROYCE SMALLER-COMPANIES GROWTH FUND
    2016          26,790   18.78   to      21.68       519,768    --     to   1.25%      --     to     --
    2015          28,329   17.39   to      19.82       506,422    --     to   1.25%      --     to     --
    2014          33,639   17.93   to      20.19       620,804    --     to   1.25%      --     to     --
    2013          36,328   17.48   to      19.43       650,692    --     to   1.25%      --     to     --
    2012          41,345   13.36   to      14.66       563,852    --     to   1.25%      --     to     --

ROYCE SMALL-CAP VALUE FUND
    2016          11,327   27.39   to      29.39       317,572  0.35%    to   1.25%      --     to   0.17%
    2015          27,278   23.01   to      25.06       657,093    --     to   1.25%    0.44%    to   0.45%
    2014          23,301   26.39   to      28.38       638,873    --     to   1.25%      --     to     --
    2013          27,395   26.80   to      28.47       762,122    --     to   1.25%      --     to     --
    2012          29,310   21.28   to      22.32       640,249    --     to   1.25%    1.35%    to   1.43%

VICTORY RS VALUE FUND+
    2016         192,957   10.45   to      10.45     2,015,817    --     to     --     0.42%    to   0.42%
    2015         128,653   18.15   to      18.15     2,335,134    --     to     --       --     to     --
    2014         121,222   19.35   to      19.35     2,345,142    --     to     --     1.01%    to   1.01%
    2013         111,854   17.33   to      17.33     1,938,970    --     to     --     0.20%    to   0.20%
    2012          95,964   12.59   to      12.59     1,208,232    --     to     --     1.28%    to   1.28%

COLUMBIA DIVERSIFIED EQUITY INCOME FUND
    2016           7,668   13.91   to      14.96       111,410  0.50%    to   1.25%    1.70%    to   1.74%
    2015           8,341   12.26   to      13.08       105,756  0.50%    to   1.25%    2.16%    to   2.25%
    2014          10,991   12.67   to      13.42       141,719  0.50%    to   1.25%    1.35%    to   1.41%
    2013          12,856   11.47   to      12.06       149,260  0.50%    to   1.25%    1.38%    to   1.64%
    2012          16,067    8.86   to       9.24       142,038  0.50%    to   1.25%    1.13%    to   1.64%

COLUMBIA SMALL/MID CAP VALUE FUND
    2016          18,082   14.33   to      15.40       262,273  0.50%    to   1.25%    0.44%    to   0.48%
    2015          22,937   12.33   to      13.16       285,167  0.50%    to   1.25%      --     to     --
    2014          23,348   13.30   to      14.08       314,232  0.50%    to   1.25%    0.08%    to   0.10%
    2013          32,944   12.62   to      13.26       424,106  0.50%    to   1.25%    1.23%    to   1.42%
    2012          33,068    9.45   to       9.86       317,089  0.50%    to   1.25%    0.41%    to   0.43%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
    2016        (4.09)%   to    (2.88)%
    2015         1.03%    to     2.29%
    2014       (14.49)%   to   (13.44)%
    2013        22.24%    to    23.77%
    2012        20.67%    to    22.19%

PUTNAM SMALL CAP GROWTH FUND
    2016         7.16%    to     8.13%
    2015        (4.00)%   to    (3.18)%
    2014         0.72%    to     1.63%
    2013        45.72%    to    47.03%
    2012        12.87%    to    13.72%

ROYCE TOTAL RETURN FUND
    2016        24.97%    to    23.86%
    2015        (8.69)%   to    (7.67)%
    2014        (0.24)%   to     1.81%
    2013        30.56%    to    31.74%
    2012        12.67%    to    13.68%

ROYCE SMALLER-COMPANIES GROWTH FUND
    2016         8.02%    to     9.37%
    2015        (3.02)%   to    (1.84)%
    2014         2.60%    to     3.89%
    2013        30.87%    to    32.52%
    2012        13.82%    to    15.25%

ROYCE SMALL-CAP VALUE FUND
    2016        19.03%    to    20.11%
    2015       (12.81)%   to   (11.70)%
    2014        (1.55)%   to    (0.33)%
    2013        25.96%    to    27.55%
    2012         8.13%    to     9.49%

VICTORY RS VALUE FUND+
    2016         4.47%    to     4.47%
    2015        (6.20)%   to    (6.20)%
    2014        11.63%    to    11.63%
    2013        37.68%    to    37.68%
    2012        13.83%    to    13.83%

COLUMBIA DIVERSIFIED EQUITY INCOME FUND
    2016        13.49%    to    14.34%
    2015        (3.25)%   to    (2.53)%
    2014        10.44%    to    11.24%
    2013        29.51%    to    30.49%
    2012        13.35%    to    14.21%

COLUMBIA SMALL/MID CAP VALUE FUND
    2016        16.17%    to    17.04%
    2015        (7.26)%   to    (6.53)%
    2014         5.38%    to     6.21%
    2013        33.43%    to    34.43%
    2012        16.68%    to    17.56%


--------------------------------------------------------------------------------
                                   SA-441

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
RIDGEWORTH CEREDEX SMALL CAP VALUE EQUITY FUND+
    2016          38,435  $37.70   to   $  41.57  $  1,502,914    --     to   1.25%    0.81%    to   0.82%
    2015          36,949   29.64   to      32.28     1,129,835    --     to   1.25%    1.00%    to   1.01%
    2014          45,437   32.00   to      34.41     1,497,697    --     to   1.25%    0.59%    to   0.59%
    2013          46,770   31.82   to      33.80     1,522,137    --     to   1.25%    0.68%    to   0.81%
    2012          59,209   23.93   to      25.10     1,442,902    --     to   1.25%    1.35%    to   1.67%

RIDGEWORTH CEREDEX MID-CAP VALUE EQUITY FUND+
    2016          30,543   39.26   to      41.63     1,239,315  0.50%    to   1.25%    0.97%    to   1.13%
    2015          31,002   33.17   to      34.92     1,058,135  0.50%    to   1.25%    0.84%    to   0.84%
    2014          28,797   35.84   to      37.44     1,058,159  0.50%    to   1.25%    0.38%    to   0.58%
    2013          37,131   32.78   to      34.82     1,248,858    --     to   1.25%    0.69%    to   0.78%
    2012          33,083   25.36   to      26.60       856,103    --     to   1.25%    1.25%    to   1.96%

RIDGEWORTH SEIX TOTAL RETURN BOND FUND
    2016          11,823   11.59   to      12.08       141,762  0.65%    to   1.25%    1.68%    to   1.72%
    2015          14,169   11.42   to      12.18       166,489  0.15%    to   1.25%    1.43%    to   1.74%
    2014          62,789   11.57   to      12.21       760,043  0.15%    to   1.25%    2.16%    to   2.18%
    2013          73,848   11.04   to      11.52       844,753  0.15%    to   1.25%    1.54%    to   1.56%
    2012          89,858   11.56   to      11.93     1,065,549  0.15%    to   1.25%    1.84%    to   1.88%

RIDGEWORTH CEREDEX LARGE CAP VALUE EQUITY FUND+
    2016          15,661   16.55   to      17.30       270,003  0.50%    to   1.25%    1.48%    to   1.62%
    2015           5,678   14.55   to      15.09        85,472  0.50%    to   1.25%    1.24%    to   1.48%
    2014           4,639   15.50   to      15.96        73,935  0.50%    to   1.25%    1.24%    to   1.47%
    2013             900   14.17   to      14.48        12,972  0.50%    to   1.25%    1.88%    to   2.88%

DEUTSCHE REAL ESTATE SECURITIES FUND
    2016             869   18.02   to      18.02        15,662  0.85%    to   0.85%    2.40%    to   2.40%
    2015           1,663   17.02   to      17.02        28,307  0.85%    to   0.85%    1.85%    to   1.85%
    2014           1,574   16.74   to      16.74        26,341  0.85%    to   0.85%    1.87%    to   1.87%
    2013           1,329   12.85   to      12.85        17,084  0.85%    to   0.85%    2.43%    to   2.43%
    2012           1,116   13.02   to      13.02        14,529  0.85%    to   0.85%    1.57%    to   1.57%

DEUTSCHE EQUITY DIVIDEND FUND
    2016          15,513   12.22   to      13.09       192,920  0.35%    to   1.25%    1.90%    to   1.91%
    2015          18,543   10.29   to      11.12       193,407  0.35%    to   1.25%    2.10%    to   2.11%
    2014          26,344   11.12   to      12.13       298,166  0.35%    to   1.25%    1.72%    to   1.76%
    2013          40,320   10.17   to      11.20       421,241  0.35%    to   1.25%    2.02%    to   2.83%
    2012          56,535    8.04   to       8.93       460,612  0.35%    to   1.25%    2.27%    to   2.34%

DEUTSCHE CAPITAL GROWTH FUND
    2016             192   29.48   to      29.48         5,672  1.05%    to   1.05%    0.25%    to   0.25%
    2015              79   28.35   to      28.35         2,235  1.25%    to   1.25%    0.42%    to   0.42%
    2014               9   26.56   to      26.56           251  1.25%    to   1.25%    0.95%    to   0.95%

DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME
    2016           2,436   14.77   to      15.66        36,341  0.50%    to   1.25%    4.50%    to   4.76%
    2015           2,152   13.70   to      14.42        29,559  0.50%    to   1.25%    1.17%    to   4.51%
    2014           2,542   14.91   to      15.35        38,151  0.75%    to   1.25%    3.52%    to   3.60%
    2013           2,642   15.40   to      15.77        40,898  0.75%    to   1.25%    3.28%    to   3.28%
    2012           2,361   16.45   to      16.76        39,023  0.75%    to   1.25%    2.49%    to   3.60%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
RIDGEWORTH CEREDEX SMALL CAP VALUE EQUITY FUND+
    2016        27.18%    to   28.77%
    2015        (7.37)%   to   (6.19)%
    2014         0.56%    to    1.82%
    2013        32.97%    to   34.64%
    2012        15.03%    to   16.47%

RIDGEWORTH CEREDEX MID-CAP VALUE EQUITY FUND+
    2016        18.34%    to   19.23%
    2015        (7.44)%   to   (6.74)%
    2014         9.33%    to   10.15%
    2013        29.26%    to   30.89%
    2012        19.88%    to   21.38%

RIDGEWORTH SEIX TOTAL RETURN BOND FUND
    2016         1.52%    to    2.13%
    2015        (1.30)%   to   (0.26)%
    2014         4.84%    to    5.97%
    2013        (4.53)%   to   (3.47)%
    2012         3.38%    to    4.52%

RIDGEWORTH CEREDEX LARGE CAP VALUE EQUITY FUND+
    2016        13.76%    to   14.62%
    2015        (6.12)%   to   (5.42)%
    2014         9.42%    to   10.24%
    2013        32.19%    to   33.18%

DEUTSCHE REAL ESTATE SECURITIES FUND
    2016         5.85%    to    5.85%
    2015         1.69%    to    1.69%
    2014        30.25%    to   30.25%
    2013        (1.29)%   to   (1.29)%
    2012        16.05%    to   16.05%

DEUTSCHE EQUITY DIVIDEND FUND
    2016        17.70%    to   18.76%
    2015        (8.30)%   to   (7.51)%
    2014         8.32%    to    9.31%
    2013        25.43%    to   26.56%
    2012        10.58%    to   11.58%

DEUTSCHE CAPITAL GROWTH FUND
    2016         2.57%    to    2.57%
    2015         6.73%    to    6.73%
    2014         0.60%    to    0.60%

DEUTSCHE ENHANCED EMERGING MARKETS FIXED INCOME
    2016         7.80%    to    8.61%
    2015        (8.11)%   to   (2.63)%
    2014        (3.20)%   to   (2.68)%
    2013        (6.40)%   to   (5.93)%
    2012        16.77%    to   17.35%


--------------------------------------------------------------------------------
                                   SA-442

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
SSGA S&P 500 INDEX FUND
    2016          87,026  $19.83   to   $  32.62  $  1,888,109    --     to   1.25%    1.40%    to   1.41%
    2015          84,924   17.96   to      31.72     1,658,134    --     to   1.25%    1.62%    to   1.95%
    2014          86,015   17.96   to      32.61     1,659,809    --     to   1.25%    1.85%    to   1.93%
    2013          82,387   16.02   to      29.59     1,406,670    --     to   1.25%    2.11%    to   2.17%
    2012          81,710   12.28   to      23.13     1,057,817    --     to   1.25%    2.17%    to   2.27%

DEUTSCHE CORE EQUITY VIP
    2016           4,440   19.65   to      19.65        87,230  0.70%    to   0.70%    1.09%    to   1.09%
    2015          11,428   17.91   to      17.91       204,647  0.70%    to   0.70%    0.84%    to   0.84%
    2014          12,565   17.13   to      17.13       215,292  0.70%    to   0.70%      --     to     --
    2013           5,200   15.43   to      15.43        80,229  0.70%    to   0.70%    1.30%    to   1.30%
    2012           3,455   11.31   to      11.31        39,093  0.70%    to   0.70%    1.27%    to   1.27%

DEUTSCHE GLOBAL GROWTH FUND
    2016          11,650   10.54   to      12.05       128,314  0.50%    to   1.25%      --     to     --
    2015          11,490   10.59   to      12.20       127,154  0.50%    to   1.25%      --     to     --
    2014          11,342   10.85   to      12.59       127,647  0.50%    to   1.25%    0.62%    to   0.69%
    2013          10,897   11.12   to      12.99       125,097  0.50%    to   1.25%    0.26%    to   0.30%
    2012          13,369    8.88   to      10.45       121,696  0.50%    to   1.25%    0.68%    to   0.87%

SELECT OVERSEAS FUND
    2016           6,863    8.92   to       8.92        61,229  1.25%    to   1.25%    2.02%    to   2.02%

MASSMUTUAL SELECT TOTAL RETURN BOND FUND
    2016          24,085   10.05   to      10.25       246,653  0.50%    to   1.25%    2.22%    to   2.50%

SELECT T. ROWE PRICE/FRONTIER MC GR II FUND
    2016             797   12.07   to      12.13         9,657  1.05%    to   1.25%      --     to     --

SELECT WESTERN STRATEGIC BOND FUND
    2016          14,354   10.04   to      10.04       144,112    --     to     --     2.56%    to   2.56%

CLEARBRIDGE APPRECIATION FUND
    2016          22,317   16.62   to      17.37       381,144  0.50%    to   1.25%    0.53%    to   1.00%
    2015          19,210   15.43   to      16.12       304,323  0.35%    to   1.25%      --     to   1.22%
    2014          14,518   15.40   to      15.95       228,360  0.35%    to   1.25%      --     to     --
    2013          12,752   14.08   to      14.45       182,291  0.35%    to   1.25%    0.52%    to   1.04%
    2012           1,297   11.03   to      11.03        14,309  1.25%    to   1.25%    1.78%    to   1.78%

CLEARBRIDGE AGGRESSIVE GROWTH FUND
    2016           4,439   17.83   to      19.04        78,033  0.50%    to   1.25%    0.29%    to   0.98%
    2015           9,296   16.89   to      18.24       153,311  0.35%    to   1.25%      --     to     --
    2014          14,719   16.83   to      19.32       257,952  0.35%    to   1.25%      --     to     --
    2013          14,312   15.53   to      17.07       219,486  0.35%    to   1.25%      --     to     --
    2012           9,636   10.78   to      11.95       104,639  0.35%    to   1.25%      --     to     --

CLEARBRIDGE ALL CAP VALUE FUND
    2016           1,339   14.28   to      16.20        21,674  0.50%    to   1.25%    0.02%    to   1.02%
    2015           1,973   12.20   to      13.93        26,449  0.50%    to   1.25%    1.13%    to   1.18%
    2014           1,958   12.99   to      14.95        28,135  0.50%    to   1.25%    2.68%    to   2.91%
    2013           1,227   12.09   to      14.03        17,190  0.50%    to   1.25%    1.10%    to   2.11%
    2012             377    9.32   to      10.89         4,099  0.50%    to   1.25%    1.14%    to   1.64%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
SSGA S&P 500 INDEX FUND
    2016         2.84%    to   10.38%
    2015        (2.73)%   to    0.02%
    2014        10.21%    to   12.11%
    2013        27.93%    to   30.50%
    2012        11.96%    to   14.59%

DEUTSCHE CORE EQUITY VIP
    2016         9.71%    to    9.71%
    2015         4.54%    to    4.54%
    2014        11.04%    to   11.04%
    2013        36.37%    to   36.37%
    2012        15.01%    to   15.01%

DEUTSCHE GLOBAL GROWTH FUND
    2016        (1.20)%   to   (0.46)%
    2015        (3.14)%   to   (2.36)%
    2014        (3.08)%   to   (2.39)%
    2013        24.29%    to   25.23%
    2012        16.40%    to   17.28%

SELECT OVERSEAS FUND
    2016         0.91%    to    0.91%

MASSMUTUAL SELECT TOTAL RETURN BOND FUND
    2016         1.26%    to    2.02%

SELECT T. ROWE PRICE/FRONTIER MC GR II FUND
    2016         4.36%    to    4.57%

SELECT WESTERN STRATEGIC BOND FUND
    2016         1.93%    to    1.93%

CLEARBRIDGE APPRECIATION FUND
    2016         7.72%    to    8.53%
    2015         0.17%    to    1.06%
    2014         9.37%    to   10.36%
    2013        27.68%    to   28.83%
    2012        14.04%    to   14.04%

CLEARBRIDGE AGGRESSIVE GROWTH FUND
    2016         4.40%    to    5.18%
    2015        (5.61)%   to   (4.76)%
    2014        13.15%    to   14.14%
    2013        42.83%    to   44.11%
    2012        17.06%    to   18.12%

CLEARBRIDGE ALL CAP VALUE FUND
    2016        16.24%    to   17.11%
    2015        (6.79)%   to   (6.12)%
    2014         6.56%    to    7.41%
    2013        28.76%    to   29.73%
    2012        12.94%    to   13.79%


--------------------------------------------------------------------------------
                                   SA-443

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
CLEARBRIDGE MID CAP FUND+
    2016          25,961  $34.18   to   $  36.68  $    937,351  0.35%    to   1.25%    0.16%    to   0.17%
    2015          14,307   31.93   to      33.61       474,531  0.50%    to   1.25%      --     to     --
    2014          17,819   31.62   to      33.03       584,124  0.50%    to   1.25%      --     to     --
    2013          12,941   29.70   to      30.79       396,068  0.50%    to   1.25%      --     to     --
    2012          11,210   21.92   to      22.56       251,343  0.50%    to   1.25%    0.40%    to   0.90%

CLEARBRIDGE SMALL CAP GROWTH FUND
    2016          37,461   15.25   to      20.75       690,764  0.35%    to   1.25%      --     to     --
    2015          34,767   14.47   to      19.86       610,536  0.35%    to   1.25%      --     to     --
    2014          35,267   15.26   to      21.14       655,846  0.35%    to   1.25%      --     to     --
    2013          67,409   19.20   to      20.72     1,261,508    --     to   1.25%      --     to     --
    2012          22,525   12.66   to      14.46       282,425  0.35%    to   1.25%      --     to     --

THORNBURG INTERNATIONAL VALUE FUND
    2016         233,356   18.99   to      20.94     2,966,546    --     to   1.25%    1.67%    to   1.74%
    2015         243,464   19.76   to      21.52     3,205,278    --     to   1.25%    0.82%    to   0.84%
    2014         312,214   18.82   to      20.25     3,933,531    --     to   1.25%    0.96%    to   0.97%
    2013         352,531   20.25   to      21.51     5,052,069    --     to   1.25%    0.82%    to   0.85%
    2012         434,430   17.79   to      18.66     5,285,503    --     to   1.25%    0.93%    to   1.11%

THORNBURG VALUE FUND
    2016          68,110   30.76   to      33.00     1,458,855  0.35%    to   1.25%    0.46%    to   0.52%
    2015          66,267   29.17   to      31.02     1,355,056  0.35%    to   1.25%      --     to     --
    2014          69,674   28.53   to      30.06     1,353,387  0.35%    to   1.25%    0.55%    to   0.57%
    2013          69,493   25.88   to      27.03     1,223,799  0.35%    to   1.25%      --     to     --
    2012          66,744   18.76   to      19.42       866,048  0.35%    to   1.25%      --     to     --

THORNBURG CORE GROWTH FUND
    2016          40,722   29.60   to      31.76       670,145  0.35%    to   1.25%      --     to     --
    2015          51,978   30.69   to      32.64       899,194  0.35%    to   1.25%      --     to     --
    2014          67,310   30.24   to      31.87     1,105,782  0.35%    to   1.25%      --     to     --
    2013         109,109   30.59   to      31.94     1,726,083  0.35%    to   1.25%      --     to     --
    2012         102,369   21.72   to      22.48     1,145,660  0.35%    to   1.25%      --     to     --

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
    2016          13,227   19.63   to      21.38       269,592    --     to   1.25%      --     to     --
    2015          11,954   18.32   to      19.70       224,711    --     to   1.25%      --     to     --
    2014          11,504   18.94   to      20.12       222,965    --     to   1.25%      --     to     --
    2013          14,126   17.27   to      18.12       247,333    --     to   1.25%    0.65%    to   0.73%
    2012           7,944   13.26   to      13.74       106,284    --     to   1.25%    0.24%    to   0.44%

T. ROWE PRICE GROWTH STOCK FUND, INC.
    2016         419,429   16.98   to      50.73     7,409,846    --     to   1.25%      --     to     --
    2015         383,646   17.04   to      51.40     6,778,840    --     to   1.25%      --     to     --
    2014         410,260   15.64   to      50.16     6,629,211    --     to   1.25%      --     to     --
    2013         367,628   14.63   to      15.38     5,489,322  0.50%    to   1.25%      --     to     --
    2012         310,929   10.69   to      11.16     3,365,998  0.50%    to   1.25%      --     to     --

T. ROWE PRICE EQUITY INCOME FUND
    2016          96,677   13.65   to      31.35     1,401,191    --     to   1.25%    1.77%    to   1.88%
    2015         110,158   11.65   to      28.35     1,352,843    --     to   1.25%    1.50%    to   1.53%
    2014         130,666   12.71   to      32.67     1,749,382    --     to   1.25%    1.44%    to   1.46%
    2013         117,689   12.04   to      12.65     1,437,647  0.50%    to   1.25%    1.21%    to   1.28%
    2012         128,214    9.45   to       9.85     1,220,447  0.50%    to   1.25%    1.67%    to   1.74%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
CLEARBRIDGE MID CAP FUND+
    2016         7.06%    to    8.02%
    2015         0.98%    to    1.75%
    2014         6.47%    to    7.28%
    2013        35.48%    to   36.50%
    2012        16.75%    to   17.63%

CLEARBRIDGE SMALL CAP GROWTH FUND
    2016         4.45%    to    5.39%
    2015        (6.03)%   to   (5.16)%
    2014         2.01%    to    2.90%
    2013        43.25%    to   45.05%
    2012        17.42%    to   18.21%

THORNBURG INTERNATIONAL VALUE FUND
    2016        (3.93)%   to   (2.73)%
    2015         5.01%    to    6.28%
    2014        (7.04)%   to   (5.88)%
    2013        13.87%    to   15.30%
    2012        13.47%    to   15.40%

THORNBURG VALUE FUND
    2016         5.42%    to    6.37%
    2015         2.26%    to    3.20%
    2014        10.22%    to   11.21%
    2013        37.95%    to   39.20%
    2012         9.42%    to   10.41%

THORNBURG CORE GROWTH FUND
    2016        (3.55)%   to   (2.68)%
    2015         1.50%    to    2.40%
    2014        (1.14)%   to   (0.23)%
    2013        40.82%    to   42.09%
    2012        19.97%    to   21.05%

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
    2016         7.17%    to    8.52%
    2015        (3.30)%   to   (2.07)%
    2014         9.67%    to   11.05%
    2013        30.27%    to   31.90%
    2012        11.79%    to   13.19%

T. ROWE PRICE GROWTH STOCK FUND, INC.
    2016        (1.30)%   to   (0.36)%
    2015         2.47%    to    8.95%
    2014        (4.69)%   to    6.92%
    2013        36.78%    to   37.81%
    2012        16.87%    to   17.75%

T. ROWE PRICE EQUITY INCOME FUND
    2016        10.58%    to   17.16%
    2015       (13.22)%   to   (8.32)%
    2014        (5.11)%   to    5.58%
    2013        27.47%    to   28.43%
    2012        15.17%    to   16.04%


--------------------------------------------------------------------------------
                                   SA-444

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
T. ROWE PRICE RETIREMENT 2010 FUND
    2016         101,616  $13.13   to   $  14.63  $  1,385,182    --     to   1.25%    1.51%    to   1.52%
    2015         109,595   12.47   to      13.73     1,416,298    --     to   1.25%    1.22%    to   1.52%
    2014         131,425   12.79   to      13.90     1,725,842    --     to   1.25%    1.60%    to   1.63%
    2013         125,027   12.40   to      13.31     1,588,739    --     to   1.25%    0.93%    to   1.52%
    2012         162,165   11.27   to      11.95     1,853,053    --     to   1.25%    1.70%    to   2.02%

T. ROWE PRICE RETIREMENT 2020 FUND
    2016         741,534   13.83   to      15.41    10,771,505    --     to   1.25%    1.36%    to   1.40%
    2015         721,797   13.10   to      14.41     9,874,538    --     to   1.25%    0.83%    to   1.52%
    2014         716,810   13.38   to      14.54     9,912,352    --     to   1.25%    1.12%    to   1.34%
    2013         708,181   12.88   to      13.83     9,366,029    --     to   1.25%    0.89%    to   1.48%
    2012         698,221   11.10   to      11.77     7,907,275    --     to   1.25%    1.38%    to   1.67%

T. ROWE PRICE RETIREMENT 2030 FUND
    2016         687,905   14.27   to      15.91    10,265,894    --     to   1.25%    1.19%    to   1.24%
    2015         604,603   13.49   to      14.85     8,485,704    --     to   1.25%    0.97%    to   1.25%
    2014         597,944   13.73   to      14.92     8,465,391    --     to   1.25%    1.03%    to   1.11%
    2013         482,397   13.17   to      14.14     6,515,849    --     to   1.25%    0.89%    to   1.03%
    2012         521,998   10.90   to      11.55     5,804,194    --     to   1.25%    1.15%    to   1.51%

T. ROWE PRICE RETIREMENT 2040 FUND
    2016         374,849   14.56   to      16.23     5,685,127    --     to   1.25%    0.91%    to   1.07%
    2015         353,591   13.76   to      15.15     5,035,628    --     to   1.25%    0.70%    to   1.19%
    2014         324,978   13.99   to      15.20     4,658,650    --     to   1.25%    0.79%    to   0.91%
    2013         288,222   13.40   to      14.39     3,940,547    --     to   1.25%    0.67%    to   0.80%
    2012         255,785   10.83   to      11.48     2,811,573    --     to   1.25%    0.94%    to   0.99%

T. ROWE PRICE RETIREMENT 2050 FUND
    2016         177,111   14.56   to      16.23     2,673,322    --     to   1.25%    1.03%    to   1.43%
    2015         154,336   13.76   to      15.14     2,186,835    --     to   1.25%    0.96%    to   1.74%
    2014         143,622   13.97   to      15.18     2,052,205    --     to   1.25%    0.82%    to   1.07%
    2013         122,901   13.39   to      14.37     1,672,394    --     to   1.25%    0.70%    to   2.21%
    2012         112,049   10.82   to      11.21     1,229,446  0.50%    to   1.25%    0.97%    to   1.08%

T. ROWE PRICE RETIREMENT BALANCED FUND
    2016          47,698   12.72   to      14.18       618,526    --     to   1.25%    1.10%    to   1.24%
    2015          40,620   12.16   to      13.38       509,845    --     to   1.25%    1.11%    to   1.25%
    2014          37,374   12.46   to      13.55       477,291    --     to   1.25%    1.04%    to   1.09%
    2013          35,971   12.21   to      13.10       447,408    --     to   1.25%    1.08%    to   1.09%
    2012          38,171   11.37   to      12.05       439,370    --     to   1.25%    1.25%    to   1.29%

UBS GLOBAL ALLOCATION FUND
    2016             492   11.05   to      12.20         5,659  0.50%    to   1.25%    2.38%    to   3.38%
    2015             270   10.95   to      12.18         2,995  0.50%    to   1.25%    2.47%    to   2.74%
    2014             213   11.23   to      12.58         2,436  0.50%    to   1.25%      --     to     --
    2013             171   10.63   to      12.00         1,858  0.50%    to   1.25%    1.28%    to   1.43%
    2012             139    9.68   to      11.01         1,393  0.50%    to   1.25%    2.17%    to   2.75%

UBS US ALLOCATION FUND+
    2016             556   15.43   to      15.43         8,582  1.25%    to   1.25%    1.49%    to   1.49%
    2015               5   14.71   to      14.71            79  1.25%    to   1.25%      --     to     --


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
T. ROWE PRICE RETIREMENT 2010 FUND
    2016         5.26%    to    6.58%
    2015        (2.47)%   to   (1.23)%
    2014         3.13%    to    4.43%
    2013         9.98%    to   11.36%
    2012        10.49%    to   11.88%

T. ROWE PRICE RETIREMENT 2020 FUND
    2016         5.58%    to    6.90%
    2015        (2.13)%   to   (0.88)%
    2014         3.85%    to    5.12%
    2013        16.03%    to   17.49%
    2012        13.02%    to   14.44%

T. ROWE PRICE RETIREMENT 2030 FUND
    2016         5.82%    to    7.15%
    2015        (1.76)%   to   (0.50)%
    2014         4.24%    to    5.53%
    2013        20.88%    to   22.40%
    2012        14.84%    to   16.29%

T. ROWE PRICE RETIREMENT 2040 FUND
    2016         5.78%    to    7.11%
    2015        (1.61)%   to   (0.34)%
    2014         4.37%    to    5.64%
    2013        23.75%    to   25.31%
    2012        15.55%    to   17.00%

T. ROWE PRICE RETIREMENT 2050 FUND
    2016         5.86%    to    7.19%
    2015        (1.54)%   to   (0.27)%
    2014         4.30%    to    5.64%
    2013        23.68%    to   25.23%
    2012        15.53%    to   16.40%

T. ROWE PRICE RETIREMENT BALANCED FUND
    2016         4.64%    to    5.95%
    2015        (2.43)%   to   (1.26)%
    2014         2.09%    to    3.42%
    2013         7.34%    to    8.69%
    2012         8.16%    to    9.52%

UBS GLOBAL ALLOCATION FUND
    2016         0.13%    to    0.89%
    2015        (3.17)%   to   (2.45)%
    2014         4.83%    to    5.63%
    2013         8.93%    to    9.75%
    2012        10.97%    to   11.81%

UBS US ALLOCATION FUND+
    2016         4.92%    to    4.92%
    2015        (2.20)%   to   (2.20)%


--------------------------------------------------------------------------------
                                   SA-445

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
VANGUARD SMALL-CAP INDEX FUND
    2016         349,132  $11.68   to   $  11.68  $  4,078,564    --     to     --     1.58%    to   1.58%
    2015         486,129    9.87   to       9.87     4,800,347    --     to     --     1.44%    to   1.44%
    2014         436,829   10.25   to      10.25     4,476,547    --     to     --     6.98%    to   6.98%
    2013         312,633   10.37   to      10.37     3,241,496    --     to     --     1.28%    to   1.28%
    2012         130,229   14.46   to      14.46     1,883,683    --     to     --     1.90%    to   1.90%

VANGUARD MID-CAP INDEX FUND
    2016         226,414   11.43   to      11.43     2,586,961    --     to     --     1.45%    to   1.45%
    2015         324,755   10.27   to      10.27     3,336,193    --     to     --     1.51%    to   1.51%
    2014         247,965   10.41   to      10.41     2,581,914    --     to     --     6.28%    to   6.28%
    2013         110,786   10.34   to      10.34     1,145,861    --     to     --     1.14%    to   1.14%
    2012          39,159   14.05   to      14.05       550,167    --     to     --     1.46%    to   1.46%

VANGUARD TOTAL BOND MARKET INDEX FUND
    2016         125,737   10.53   to      10.53     1,323,802    --     to     --     2.43%    to   2.43%
    2015         207,282   10.26   to      10.26     2,127,170    --     to     --     2.45%    to   2.45%
    2014         160,851   10.22   to      10.22     1,643,829    --     to     --     9.71%    to   9.71%
    2013          94,804    9.96   to       9.96       944,400    --     to     --     0.07%    to   0.07%
    2012          54,358   11.90   to      11.90       647,089    --     to     --     2.54%    to   2.54%

VANGUARD TOTAL STOCK MARKET INDEX FUND
    2016         225,970   11.68   to      11.68     2,639,236    --     to     --     1.97%    to   1.97%
    2015         370,194   10.37   to      10.37     3,837,698    --     to     --     2.03%    to   2.03%
    2014         242,858   10.33   to      10.33     2,507,925    --     to     --     6.62%    to   6.62%
    2013          89,958   10.34   to      10.34       929,931    --     to     --       --     to     --
    2012          25,714   13.60   to      13.60       349,826    --     to     --     2.11%    to   2.11%

VICTORY DIVERSIFIED STOCK FUND
    2016          30,808   18.42   to      18.83       583,040    --     to   1.25%    1.27%    to   1.28%
    2015          46,256   18.19   to      18.38       814,434    --     to   1.25%    0.58%    to   0.60%
    2014          77,357   19.17   to      19.90     1,457,875    --     to   1.25%    0.94%    to   0.94%
    2013          81,969   17.62   to      21.82     1,412,792    --     to   1.25%    0.81%    to   0.82%
    2012          95,417   13.27   to      16.65     1,245,321    --     to   1.25%    1.10%    to   1.15%

VICTORY SPECIAL VALUE FUND
    2016          80,035   15.31   to      22.05     1,183,326    --     to   1.25%    1.10%    to   1.14%
    2015          87,044   14.93   to      21.47     1,265,202    --     to   1.25%    0.31%    to   0.32%
    2014         106,290   15.67   to      22.33     1,601,012    --     to   1.25%      --     to     --
    2013         158,694   14.89   to      20.95     2,209,131    --     to   1.25%      --     to     --
    2012         172,654   11.54   to      16.03     1,852,184    --     to   1.25%      --     to     --

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND
    2016         211,004   21.48   to      23.94     4,820,539    --     to   1.25%    0.30%    to   0.31%
    2015         199,145   16.78   to      18.46     3,532,248    --     to   1.25%    0.12%    to   0.13%
    2014         206,980   17.11   to      18.60     3,719,559    --     to   1.25%      --     to     --
    2013         190,368   16.28   to      17.47     3,228,548    --     to   1.25%    0.02%    to   0.03%
    2012         182,955   12.40   to      13.15     2,346,609    --     to   1.25%    0.45%    to   0.76%

VICTORY SYCAMORE ESTABLISHED VALUE FUND
    2016         157,055   38.68   to      42.65     6,673,214    --     to   1.25%    0.58%    to   0.60%
    2015         136,074   32.46   to      35.35     4,792,335    --     to   1.25%    0.85%    to   1.17%
    2014          65,766   32.64   to      35.10     2,266,289    --     to   1.25%    1.01%    to   1.08%
    2013          30,976   29.54   to      31.37       956,423    --     to   1.25%    0.51%    to   0.56%
    2012          26,542   22.25   to      23.34       612,874    --     to   1.25%    0.75%    to   0.97%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
VANGUARD SMALL-CAP INDEX FUND
    2016        18.30%    to   18.30%
    2015        (3.66)%   to   (3.66)%
    2014         6.20%    to    6.20%
    2013         3.68%    to    3.68%
    2012        18.04%    to   18.04%

VANGUARD MID-CAP INDEX FUND
    2016        11.22%    to   11.22%
    2015        (1.32)%   to   (1.32)%
    2014         6.03%    to    6.03%
    2013         3.43%    to    3.43%
    2012        15.80%    to   15.80%

VANGUARD TOTAL BOND MARKET INDEX FUND
    2016         2.59%    to    2.59%
    2015         0.41%    to    0.41%
    2014         0.49%    to    0.49%
    2013        (0.38)%   to   (0.38)%
    2012         4.04%    to    4.04%

VANGUARD TOTAL STOCK MARKET INDEX FUND
    2016        12.66%    to   12.66%
    2015         0.36%    to    0.36%
    2014         5.37%    to    5.37%
    2013         3.37%    to    3.37%
    2012        16.25%    to   16.25%

VICTORY DIVERSIFIED STOCK FUND
    2016         1.26%    to    2.45%
    2015       (11.87)%   to   (4.13)%
    2014        (5.41)%   to    8.77%
    2013        31.05%    to   32.79%
    2012        15.00%    to   15.15%

VICTORY SPECIAL VALUE FUND
    2016         2.55%    to    2.70%
    2015        (4.72)%   to   (3.85)%
    2014         5.26%    to    6.59%
    2013        29.07%    to   30.69%
    2012         8.80%    to   10.17%

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND
    2016        28.05%    to   29.65%
    2015        (1.96)%   to   (0.73)%
    2014         5.10%    to    6.46%
    2013        31.26%    to   32.91%
    2012        10.77%    to   12.16%

VICTORY SYCAMORE ESTABLISHED VALUE FUND
    2016        19.16%    to   20.66%
    2015        (0.56)%   to    0.70%
    2014        10.50%    to   11.91%
    2013        32.76%    to   34.43%
    2012        10.73%    to   12.12%


--------------------------------------------------------------------------------
                                   SA-446

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
INVESCO SMALL CAP DISCOVERY FUND
    2016          99,178  $16.92   to   $  17.49  $  1,641,421    --     to   1.25%      --     to     --
    2015         117,396   16.23   to      17.11     1,889,192  0.15%    to   1.25%      --     to     --
    2014         128,397   16.37   to      17.45     2,070,297  0.15%    to   1.25%      --     to     --
    2013         134,951   15.90   to      17.13     2,164,040  0.35%    to   1.25%      --     to     --
    2012         137,247   11.63   to      12.64     1,617,978  0.35%    to   1.25%      --     to     --

INVESCO COMSTOCK FUND
    2016         254,273   20.98   to      23.67     5,622,931    --     to   1.25%    2.22%    to   2.23%
    2015         286,161   18.03   to      21.68     5,547,333    --     to   1.25%    1.33%    to   1.33%
    2014         278,238   19.41   to      25.52     6,078,480    --     to   1.25%    1.59%    to   1.64%
    2013         297,320   18.01   to      23.77     6,046,760    --     to   1.25%    1.29%    to   1.32%
    2012         321,005   13.49   to      17.81     4,936,302    --     to   1.25%    1.56%    to   1.63%

INVESCO EQUITY AND INCOME FUND
    2016         820,244   23.26   to      28.02    17,239,276    --     to   1.25%    1.80%    to   1.80%
    2015         910,071   20.51   to      24.40    17,157,629    --     to   1.25%    2.03%    to   3.18%
    2014         941,602   21.27   to      24.98    18,157,463    --     to   1.25%    2.54%    to   2.61%
    2013         990,929   19.75   to      22.91    17,908,255    --     to   1.25%    1.92%    to   2.14%
    2012       1,156,059   16.00   to      18.33    17,276,857    --     to   1.25%    2.20%    to   2.24%

INVESCO GROWTH AND INCOME FUND
    2016         177,681   16.31   to      18.64     3,119,062  0.50%    to   1.25%    1.78%    to   1.82%
    2015         184,220   14.29   to      15.75     2,724,940    --     to   1.25%    1.51%    to   1.51%
    2014         167,755   14.20   to      16.47     2,599,034  0.50%    to   1.25%    1.88%    to   1.91%
    2013         294,520   13.39   to      15.14     4,113,771    --     to   1.25%    1.31%    to   1.32%
    2012         288,978   10.01   to      11.45     3,028,987    --     to   1.25%    1.58%    to   1.65%

INVESCO MID CAP GROWTH FUND
    2016          86,967   16.70   to      18.78     1,509,011  0.50%    to   1.25%      --     to     --
    2015          86,340   16.71   to      18.93     1,514,194  0.50%    to   1.25%      --     to     --
    2014          79,383   16.59   to      18.94     1,382,869  0.50%    to   1.25%      --     to     --
    2013          74,009   15.44   to      17.77     1,226,502  0.50%    to   1.25%      --     to     --
    2012          70,193   11.65   to      13.13       876,675    --     to   1.25%      --     to     --

INVESCO QUALITY INCOME FUND+
    2016             207   12.76   to      13.28         2,741  0.50%    to   1.25%    1.06%    to   3.27%
    2015              34   12.74   to      13.02           436  0.50%    to   0.75%    0.20%    to   4.08%
    2014              21   12.66   to      12.66           265  0.75%    to   0.75%    4.37%    to   4.37%
    2013              21   12.00   to      12.00           254  0.75%    to   0.75%    3.31%    to   3.31%
    2012              46   12.08   to      12.82           571  0.65%    to   1.05%    1.61%    to   4.19%

INVESCO SMALL CAP VALUE FUND
    2016          30,440   39.66   to      43.74     1,249,862    --     to   1.25%    0.06%    to   0.21%
    2015          36,213   33.96   to      36.98     1,284,412    --     to   1.25%    0.04%    to   0.04%
    2014          34,243   37.71   to      40.56     1,346,212    --     to   1.25%      --     to     --
    2013          37,897   35.64   to      37.86     1,396,531    --     to   1.25%      --     to     --
    2012          31,853   25.02   to      26.24       822,081    --     to   1.25%      --     to     --

INVESCO AMERICAN VALUE FUND
    2016          19,478   36.94   to      40.73       773,076    --     to   1.25%    0.23%    to   0.24%
    2015          21,482   32.33   to      35.21       736,757    --     to   1.25%    0.02%    to   0.02%
    2014          24,013   35.96   to      38.67       907,771    --     to   1.25%    0.09%    to   0.09%
    2013          15,097   33.27   to      35.34       528,339    --     to   1.25%    0.33%    to   0.40%
    2012           2,748   25.13   to      26.36        70,486    --     to   1.25%    0.45%    to   0.50%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
INVESCO SMALL CAP DISCOVERY FUND
    2016         2.21%    to    3.50%
    2015        (1.94)%   to   (0.83)%
    2014         1.84%    to    6.78%
    2013        35.57%    to   36.79%
    2012        15.32%    to   16.36%

INVESCO COMSTOCK FUND
    2016         9.18%    to   16.37%
    2015       (15.05)%   to   (7.10)%
    2014         7.36%    to    7.78%
    2013        33.46%    to   33.56%
    2012        17.09%    to   17.42%

INVESCO EQUITY AND INCOME FUND
    2016        13.41%    to   14.83%
    2015        (3.56)%   to   (2.34)%
    2014         7.69%    to    9.05%
    2013        23.41%    to   24.96%
    2012        11.48%    to   12.88%

INVESCO GROWTH AND INCOME FUND
    2016        18.33%    to   19.22%
    2015        (4.36)%   to   (3.15)%
    2014         8.77%    to    9.57%
    2013        32.18%    to   33.84%
    2012        13.15%    to   14.58%

INVESCO MID CAP GROWTH FUND
    2016        (0.78)%   to   (0.04)%
    2015        (0.05)%   to    0.70%
    2014         6.57%    to    7.43%
    2013        35.31%    to   36.33%
    2012        10.38%    to   11.77%

INVESCO QUALITY INCOME FUND+
    2016         1.22%    to    1.98%
    2015        (0.34)%   to    0.67%
    2014         5.52%    to    5.52%
    2013        (2.24)%   to   (2.24)%
    2012         3.45%    to    3.87%

INVESCO SMALL CAP VALUE FUND
    2016        16.81%    to   18.27%
    2015        (9.95)%   to   (8.83)%
    2014         5.81%    to    7.13%
    2013        42.47%    to   44.26%
    2012        20.98%    to   22.50%

INVESCO AMERICAN VALUE FUND
    2016        14.26%    to   15.69%
    2015       (10.10)%   to   (8.95)%
    2014         8.07%    to    9.42%
    2013        32.38%    to   34.04%
    2012        15.56%    to   17.02%


--------------------------------------------------------------------------------
                                   SA-447

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                            INVESTMENT
                                   UNIT                                EXPENSE                INCOME
                                FAIR VALUE                         RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*               HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
INVESCO VALUE OPPORTUNITIES FUND
    2016          34,991  $15.09   to   $  15.89  $    555,627  0.35%    to   1.25%    0.17%    to    0.18%
    2015          38,806   12.95   to      13.51       523,922  0.35%    to   1.25%    0.89%    to    0.91%
    2014          41,463   14.64   to      15.14       627,259  0.35%    to   1.25%    0.89%    to    1.59%
    2013          48,399   13.90   to      14.25       689,280  0.35%    to   1.25%    1.01%    to    1.10%
    2012          51,188   10.62   to      10.79       552,149  0.35%    to   1.25%    0.90%    to    1.04%

INVESCO DIVERSIFIED DIVIDEND FUND
    2016          47,798   12.44   to      17.56       673,717  0.35%    to   1.25%    1.68%    to    1.80%
    2015          50,262   10.92   to      15.55       603,712  0.35%    to   1.25%    1.52%    to    1.79%
    2014          41,488   10.77   to      15.47       499,633  0.35%    to   1.25%    1.52%    to    2.22%
    2013          30,730   13.97   to      14.26       436,896  0.50%    to   1.25%    1.58%    to    1.62%
    2012          46,573   10.97   to      11.11       515,850  0.50%    to   1.25%    1.80%    to    1.95%

INVESCO AMERICAN FRANCHISE FUND
    2016          45,792   15.23   to      16.03       719,840  0.35%    to   1.25%      --     to      --
    2015          45,069   15.11   to      15.77       700,456  0.35%    to   1.25%      --     to      --
    2014          49,875   14.58   to      15.08       745,262  0.35%    to   1.25%      --     to      --
    2013          50,867   13.63   to      13.91       704,780  0.50%    to   1.25%    0.12%    to    0.20%
    2012           7,150    9.88   to      10.01        70,823  0.50%    to   1.25%    0.02%    to    0.03%

INVESCO GLOBAL CORE EQUITY FUND
    2016           3,226   11.50   to      12.01        37,292  0.50%    to   1.25%    1.05%    to    1.07%
    2015           2,838   10.92   to      11.31        31,098  0.50%    to   1.25%    0.68%    to    0.70%
    2014           2,515   11.30   to      11.62        28,509  0.50%    to   1.25%    1.11%    to    1.15%
    2013           2,137   11.40   to      11.63        24,422  0.50%    to   1.25%    1.65%    to    1.96%
    2012           1,618    9.44   to       9.54        15,295  0.65%    to   1.25%    2.01%    to    2.20%

VANGUARD 500 INDEX FUND
    2016         446,724   11.74   to      11.74     5,242,992    --     to     --     2.11%    to    2.11%
    2015         547,133   10.49   to      10.49     5,737,202    --     to     --     2.13%    to    2.13%
    2014         439,625   10.34   to      10.34     4,547,903    --     to     --     7.35%    to    7.35%
    2013         232,163   10.31   to      10.31     2,394,725    --     to     --     0.53%    to    0.53%
    2012          96,845   13.44   to      13.44     1,301,535    --     to     --     2.19%    to    2.19%

WELLS FARGO INTERNATIONAL EQUITY FUND
    2016           5,599   11.12   to      11.40        67,873    --     to   1.25%    2.76%    to    3.47%
    2015           5,280   10.98   to      11.07        61,695    --     to   1.25%    1.28%    to    1.38%
    2014           4,874   10.87   to      10.96        56,045    --     to   1.25%    4.98%    to   11.50%
    2013           4,363   11.71   to      12.25        53,428  0.65%    to   1.25%    0.30%    to    2.56%
    2012           4,760    7.77   to       9.85        46,627  0.50%    to   1.25%    2.81%    to    3.21%

WELLS FARGO CORE BOND FUND
    2016           7,805   11.39   to      11.84        91,109  0.65%    to   1.25%    1.33%    to    1.38%
    2015           6,573   11.26   to      11.64        75,629  0.65%    to   1.25%    1.41%    to    1.56%
    2014           5,735   11.38   to      11.69        66,195  0.65%    to   1.25%    1.47%    to    1.54%
    2013          10,547   10.89   to      11.13       116,675  0.65%    to   1.25%    1.44%    to    1.48%
    2012          10,519   11.29   to      11.46       119,961  0.65%    to   1.25%    1.57%    to    1.59%

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND
    2016          14,564   22.70   to      28.68       359,214  0.35%    to   1.25%      --     to      --
    2015          12,070   21.98   to      25.17       260,279  0.15%    to   1.25%      --     to      --
    2014          31,124   20.17   to      23.35       592,323  0.15%    to   1.25%      --     to      --
    2013          27,837   14.45   to      18.75       414,337  0.35%    to   1.25%      --     to      --
    2012          30,176   11.76   to      15.40       365,804  0.35%    to   1.25%      --     to      --


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
INVESCO VALUE OPPORTUNITIES FUND
    2016        16.55%    to    17.60%
    2015       (11.55)%   to   (10.77)%
    2014         5.31%    to     6.21%
    2013        30.86%    to    32.05%
    2012        16.22%    to    17.27%

INVESCO DIVERSIFIED DIVIDEND FUND
    2016        12.91%    to    13.93%
    2015         0.53%    to     1.42%
    2014         4.94%    to    10.72%
    2013        27.35%    to    28.31%
    2012        15.76%    to    16.63%

INVESCO AMERICAN FRANCHISE FUND
    2016         0.75%    to     1.66%
    2015         3.66%    to     4.57%
    2014         6.20%    to     7.00%
    2013        37.99%    to    39.02%
    2012        11.79%    to    12.63%

INVESCO GLOBAL CORE EQUITY FUND
    2016         5.38%    to     6.17%
    2015        (3.40)%   to    (2.67)%
    2014        (0.89)%   to    (0.11)%
    2013        20.76%    to    21.67%
    2012        11.81%    to    12.49%

VANGUARD 500 INDEX FUND
    2016        11.93%    to    11.93%
    2015         1.41%    to     1.41%
    2014         5.24%    to     5.24%
    2013         3.15%    to     3.15%
    2012        15.82%    to    15.82%

WELLS FARGO INTERNATIONAL EQUITY FUND
    2016         1.28%    to     2.98%
    2015         1.00%    to     1.01%
    2014        (8.27)%   to    (6.43)%
    2013        18.88%    to    19.59%
    2012        12.28%    to    13.13%

WELLS FARGO CORE BOND FUND
    2016         1.14%    to     1.75%
    2015        (1.04)%   to    (0.42)%
    2014         4.49%    to     5.04%
    2013        (3.49)%   to    (2.91)%
    2012         4.82%    to     5.45%

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND
    2016        13.95%    to    14.98%
    2015         7.78%    to     8.98%
    2014        15.88%    to    24.56%
    2013        21.79%    to    22.89%
    2012         6.13%    to     7.09%


--------------------------------------------------------------------------------
                                   SA-448

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
    2016          10,374  $21.85   to   $  23.83  $    237,775  0.35%    to   1.25%      --     to     --
    2015          10,604   19.01   to      20.54       208,727  0.35%    to   1.25%      --     to     --
    2014           8,468   17.51   to      18.76       152,481  0.35%    to   1.25%      --     to     --
    2013           7,008   14.22   to      15.10       101,948  0.35%    to   1.25%      --     to     --
    2012           6,614   11.39   to      11.89        76,349  0.50%    to   1.25%      --     to     --

COLUMBIA SELECT SMALLER-CAP VALUE FUND+
    2016           1,773   11.47   to      11.49        20,340  0.50%    to   0.75%      --     to     --

TIAA-CREF LARGE CAP VALUE INDEX FUND
    2016          93,557   17.80   to      18.93     1,767,868    --     to   1.25%    1.99%    to   2.79%
    2015          48,408   15.40   to      16.19       782,757    --     to   1.25%    2.19%    to   2.49%
    2014             822   16.26   to      16.63        13,605  0.50%    to   1.25%    2.10%    to   3.41%
    2013             112   14.56   to      14.78         1,632  0.50%    to   1.25%    2.09%    to   3.23%

TIAA-CREF LARGE CAP GROWTH FUND
    2016          96,529   17.69   to      18.82     1,807,535    --     to   1.25%    2.40%    to   3.94%
    2015           6,283   16.77   to      17.63       109,233    --     to   1.25%      --     to   2.16%
    2014           3,718   16.13   to      16.49        61,099  0.50%    to   1.25%    1.39%    to   1.52%
    2013           3,005   14.49   to      14.70        44,046  0.50%    to   1.25%    1.25%    to   2.00%
    2012           2,224   11.07   to      11.09        24,675  0.65%    to   0.85%      --     to   1.55%

TIAA-CREF BOND INDEX FUND
    2016          16,200   10.28   to      10.67       170,943  0.50%    to   1.25%    2.02%    to   2.14%
    2015           4,415   10.19   to      10.50        46,273  0.50%    to   1.25%    2.00%    to   2.02%
    2014           1,048   10.29   to      10.52        10,993  0.50%    to   1.25%    1.92%    to   2.23%

TIAA-CREF EQUITY INDEX FUND
    2016         112,515   17.78   to      18.92     2,107,412    --     to   1.25%    1.91%    to   3.98%
    2015          21,113   16.01   to      16.01       344,545  1.25%    to   1.25%    2.81%    to   2.81%
    2014           9,243   16.18   to      16.54       151,937  0.50%    to   1.25%    2.24%    to   2.35%
    2013           2,573   14.66   to      14.82        38,076  0.50%    to   1.05%    1.59%    to   2.19%
    2012           2,209   11.17   to      11.17        24,664  0.65%    to   0.65%      --     to     --

MM MSCI EAFE(R) INTERNATIONAL INDEX FUND
    2016          48,986    8.84   to       9.14       441,669    --     to   1.25%    5.11%    to   8.54%
    2015             588    9.00   to       9.07         5,300    --     to   0.50%    2.15%    to   2.15%

MASSMUTUAL RETIRESMART(SM) 2015 FUND
    2016          37,120   10.20   to      10.55       387,813    --     to   1.25%    2.02%    to   2.03%
    2015          32,659    9.77   to       9.98       323,998    --     to   1.25%    1.35%    to   2.10%
    2014          41,376   10.14   to      10.20       421,378  0.35%    to   1.25%    4.97%    to   5.30%

MASSMUTUAL RETIRESMART(SM) 2020 FUND
    2016          85,558   10.23   to      10.44       886,220  0.50%    to   1.25%    1.92%    to   2.29%
    2015          89,207    9.77   to       9.90       878,937  0.50%    to   1.25%    4.47%    to   4.82%
    2014          77,749   10.15   to      10.20       791,241  0.50%    to   1.25%    4.60%    to   6.27%

MASSMUTUAL RETIRESMART(SM) 2025 FUND
    2016         109,449   10.29   to      10.64     1,143,994    --     to   1.25%    1.89%    to   2.69%
    2015          73,990    9.76   to       9.76       727,350  1.25%    to   1.25%    1.94%    to   1.94%
    2014          71,538   10.15   to      10.20       728,542  0.65%    to   1.25%    4.22%    to   4.71%

MASSMUTUAL RETIRESMART(SM) 2030 FUND
    2016         111,724   10.29   to      10.50     1,163,890  0.50%    to   1.25%    1.91%    to   2.11%
    2015          90,893    9.74   to       9.87       891,961  0.50%    to   1.25%    1.95%    to   2.03%
    2014          81,100   10.15   to      10.20       825,424  0.50%    to   1.25%    8.56%    to   9.71%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
    2016        14.98%    to   16.01%
    2015         8.54%    to    9.50%
    2014        23.16%    to   24.24%
    2013        24.82%    to   25.94%
    2012         6.40%    to    7.20%

COLUMBIA SELECT SMALLER-CAP VALUE FUND+
    2016        14.67%    to   14.89%

TIAA-CREF LARGE CAP VALUE INDEX FUND
    2016        15.54%    to   16.99%
    2015        (5.27)%   to   (4.69)%
    2014        11.70%    to   12.52%
    2013        30.39%    to   31.37%

TIAA-CREF LARGE CAP GROWTH FUND
    2016         5.43%    to    6.75%
    2015        (0.75)%   to    3.99%
    2014        11.31%    to   12.19%
    2013        31.38%    to   32.37%
    2012        10.70%    to   10.92%

TIAA-CREF BOND INDEX FUND
    2016         0.87%    to    1.62%
    2015        (0.97)%   to   (0.21)%
    2014         0.19%    to    1.65%

TIAA-CREF EQUITY INDEX FUND
    2016        11.06%    to   12.45%
    2015        (1.05)%   to   (1.05)%
    2014         8.58%    to   11.62%
    2013        31.76%    to   32.48%
    2012        11.67%    to   11.67%

MM MSCI EAFE(R) INTERNATIONAL INDEX FUND
    2016        (0.54)%   to    0.71%
    2015        (9.56)%   to    1.47%

MASSMUTUAL RETIRESMART(SM) 2015 FUND
    2016         4.34%    to    5.65%
    2015        (3.64)%   to   (1.56)%
    2014        (1.60)%   to   (0.78)%

MASSMUTUAL RETIRESMART(SM) 2020 FUND
    2016         4.64%    to    5.43%
    2015        (3.70)%   to   (2.93)%
    2014        (1.40)%   to   (1.36)%

MASSMUTUAL RETIRESMART(SM) 2025 FUND
    2016         5.40%    to    6.73%
    2015        (3.82)%   to   (3.82)%
    2014        (1.49)%   to   (0.95)%

MASSMUTUAL RETIRESMART(SM) 2030 FUND
    2016         5.59%    to    6.38%
    2015        (3.99)%   to   (3.23)%
    2014        (1.78)%   to   (1.64)%


--------------------------------------------------------------------------------
                                   SA-449

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


---------------------------------------------------------------------------

                                                                                            INVESTMENT
                                   UNIT                                EXPENSE                INCOME
                                FAIR VALUE                         RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*               HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
MASSMUTUAL RETIRESMART(SM) 2035 FUND
    2016          66,856  $10.30   to   $  10.66  $    696,647    --     to   1.25%    1.52%    to    3.08%
    2015          62,444    9.75   to       9.75       612,319  1.25%    to   1.25%    2.18%    to    2.18%
    2014          58,006   10.16   to      10.23       591,211  0.35%    to   1.25%    4.37%    to    7.81%

MASSMUTUAL RETIRESMART(SM) 2040 FUND
    2016          79,706   10.31   to      10.52       830,541  0.50%    to   1.25%    1.71%    to    1.95%
    2015          66,135    9.76   to       9.89       648,939  0.50%    to   1.25%    1.64%    to    2.53%
    2014          57,337   10.17   to      10.22       584,245  0.50%    to   1.25%    6.97%    to   10.98%

MASSMUTUAL RETIRESMART(SM) 2045 FUND
    2016          53,406   10.33   to      10.69       559,754    --     to   1.25%    1.54%    to    1.74%
    2015          43,087    9.79   to      10.00       425,344    --     to   1.25%    1.58%    to    2.42%
    2014          36,862   10.19   to      10.25       376,836  0.35%    to   1.25%    4.35%    to    7.26%

MASSMUTUAL RETIRESMART(SM) 2050 FUND
    2016          38,741   10.33   to      10.54       403,725  0.50%    to   1.25%    1.51%    to    1.55%
    2015          35,190    9.77   to       9.87       345,634  0.65%    to   1.25%    1.33%    to    1.79%
    2014          26,706   10.20   to      10.24       272,886  0.65%    to   1.25%      --     to      --

MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND
    2016           1,437   10.23   to      10.44        14,933    --     to   0.75%    2.36%    to    3.71%
    2015           1,070    9.75   to       9.96        10,630    --     to   1.25%      --     to    3.13%
    2014             630   10.09   to      10.09         6,362  1.25%    to   1.25%      --     to      --

MASSMUTUAL RETIRESMART(SM) 2055
    2016           8,896   10.34   to      10.51        92,779  0.65%    to   1.25%    0.30%    to    1.58%
    2015           6,115    9.79   to       9.89        60,120  0.65%    to   1.25%    1.50%    to    2.03%
    2014           2,790   10.20   to      10.24        28,456  0.65%    to   1.25%      --     to      --

AMERICAN CENTURY HERITAGE FUND
    2016          55,280   11.15   to      18.86       626,040    --     to   1.25%      --     to      --
    2015          62,926   10.96   to      19.99       697,288    --     to   1.25%      --     to      --
    2014          57,458   10.92   to      22.36       630,556    --     to   1.25%      --     to      --
    2013          58,434   10.25   to      24.47       599,075    --     to   1.25%      --     to      --

CLEARBRIDGE SMALL CAP VALUE FUND
    2016             152   14.90   to      17.60         2,561  0.65%    to   1.05%      --     to      --
    2015             134   13.44   to      14.23         1,812  0.65%    to   1.25%      --     to      --
    2014             862   15.08   to      15.87        13,073  0.65%    to   1.25%      --     to      --
    2013             775   15.01   to      15.71        11,700  0.65%    to   1.25%      --     to      --
    2012           3,026   11.32   to      11.78        34,988  0.65%    to   1.25%      --     to      --

OAK RIDGE SMALL CAP GROWTH FUND
    2016          57,679   10.33   to      10.47       601,030  0.50%    to   1.25%      --     to      --
    2015          60,783   10.24   to      10.33       625,093  0.50%    to   1.25%      --     to      --
    2014          56,974   10.87   to      10.89       620,079  0.50%    to   1.25%      --     to      --

HIMCO VIT INDEX FUND
    2016         872,104   11.95   to      12.35    10,639,904    --     to   1.25%    2.15%    to    2.15%
    2015         984,499   10.87   to      11.04    10,824,183    --     to   1.25%    0.35%    to    0.37%
    2014       1,033,554   10.93   to      10.95    11,329,092    --     to   1.25%      --     to      --

MASSMUTUAL PREMIER SMALL CAP OPPORTUNITIES FUND
    2016           3,115   14.15   to      14.15        44,078    --     to     --     1.30%    to    1.30%

FIDELITY VIP FREEDOM 2050 PORTFOLIO
    2016              33   10.23   to      10.23           335  0.35%    to   0.35%    1.32%    to    1.32%
    2015              21    9.64   to       9.64           204  0.35%    to   0.35%    2.96%    to    2.96%


                     TOTAL RETURN
                    RATIO LOWEST TO
SUB-ACCOUNT           HIGHEST***
------------  --------------------------
MASSMUTUAL RETIRESMART(SM) 2035 FUND
    2016         5.68%    to     7.01%
    2015        (4.03)%   to    (4.03)%
    2014        (1.45)%   to    (1.22)%

MASSMUTUAL RETIRESMART(SM) 2040 FUND
    2016         5.60%    to     6.39%
    2015        (4.00)%   to    (3.24)%
    2014        (2.37)%   to    (1.67)%

MASSMUTUAL RETIRESMART(SM) 2045 FUND
    2016         5.53%    to     6.85%
    2015        (3.92)%   to    (1.34)%
    2014        (1.67)%   to    (1.52)%

MASSMUTUAL RETIRESMART(SM) 2050 FUND
    2016         5.69%    to     6.48%
    2015        (4.19)%   to    (3.58)%
    2014        (1.64)%   to    (0.33)%

MASSMUTUAL RETIRESMART(SM) IN RETIREMENT FUND
    2016         4.05%    to     4.83%
    2015        (3.41)%   to    (1.42)%
    2014        (1.54)%   to    (1.54)%

MASSMUTUAL RETIRESMART(SM) 2055
    2016         5.71%    to     6.35%
    2015        (4.06)%   to    (3.45)%
    2014        (1.11)%   to     1.08%

AMERICAN CENTURY HERITAGE FUND
    2016        (5.65)%   to     1.73%
    2015       (10.60)%   to     0.34%
    2014        (8.62)%   to     6.49%
    2013       (11.34)%   to     2.45%

CLEARBRIDGE SMALL CAP VALUE FUND
    2016        23.15%    to    23.64%
    2015       (10.87)%   to   (10.32)%
    2014         0.46%    to     1.04%
    2013        32.59%    to    33.39%
    2012        13.86%    to    14.54%

OAK RIDGE SMALL CAP GROWTH FUND
    2016         0.88%    to     1.49%
    2015        (5.79)%   to    (5.11)%
    2014         8.74%    to     8.91%

HIMCO VIT INDEX FUND
    2016         9.96%    to    11.59%
    2015        (0.45)%   to     0.78%
    2014         9.18%    to     9.46%

MASSMUTUAL PREMIER SMALL CAP OPPORTUNITIES FUND
    2016        18.31%    to    18.31%

FIDELITY VIP FREEDOM 2050 PORTFOLIO
    2016         6.19%    to     6.19%
    2015        (1.34)%   to    (1.34)%


--------------------------------------------------------------------------------
                                   SA-450

---------------------------------------------------------------------------

                                                                                            INVESTMENT
                                   UNIT                                EXPENSE                INCOME
                                FAIR VALUE                         RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*               HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
IVY SMALL CAP GROWTH FUND
    2016           1,689  $11.99   to   $  11.99  $     20,249  0.65%    to   0.65%      --     to      --

MSIF GLOBAL OPPORTUNITY PORTFOLIO
    2016           4,642   10.38   to      10.47        48,238  0.50%    to   1.25%      --     to      --
    2015           4,692   10.44   to      10.46        49,007  0.50%    to   1.25%      --     to      --

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
    2016         116,003    9.90   to      10.00     1,150,940    --     to   1.25%    0.01%    to    0.01%

AMERICAN CENTURY U.S. GOVERNMENT MONEY MARKET FUND
    2016         121,336    9.90   to      10.00     1,210,841    --     to   1.25%    0.03%    to    0.03%

COLUMBIA SELECT INTERNATIONAL EQUITY FUND+
    2016             753    9.85   to       9.90         7,437  0.65%    to   1.25%    1.10%    to    1.16%

PUTNAM GROWTH OPPORTUNITIES FUND+
    2016             144   10.66   to      10.66         1,539  1.25%    to   1.25%    0.01%    to    0.01%

JOHN HANCOCK NEW OPPORTUNITIES FUND+
    2016          46,871   12.01   to      12.10       565,584  0.35%    to   1.25%    0.06%    to    0.08%

COLUMBIA LARGE CAP GROWTH III+
    2016          56,751   10.07   to      10.09       571,691  0.35%    to   1.25%      --     to      --

MM RUSSELL 2000 SMALL CAP INDEX FUND
    2016           5,264   12.30   to      12.54        65,576  0.50%    to   1.25%    2.09%    to    2.66%
    2015             274   10.32   to      10.32         2,825  1.25%    to   1.25%    1.00%    to    1.00%

MM S&P 500(R) INDEX FUND
    2016          30,812   12.04   to      12.28       377,476  0.50%    to   1.25%    1.99%    to    2.13%
    2015           2,651   10.96   to      11.10        29,118  0.50%    to   1.25%    1.87%    to    1.94%

MM S&P MID CAP INDEX FUND
    2016          40,751   12.23   to      12.64       507,181    --     to   1.25%    1.46%    to    1.91%
    2015          26,096   10.34   to      10.34       271,974  1.25%    to   1.25%    3.41%    to    3.41%
    2014              18   10.77   to      10.77           195  1.25%    to   1.25%   18.13%    to   18.13%

RUSSELL BALANCED STRATEGY FUND
    2016          22,427   10.56   to      10.78       238,235  0.35%    to   1.25%    2.57%    to    2.78%
    2015          19,002    9.83   to       9.94       187,309  0.35%    to   1.25%    1.19%    to    2.63%
    2014          27,843   10.20   to      10.22       283,956  0.35%    to   1.25%   11.82%    to   12.20%
    2013          11,839   19.70   to      20.58       233,771  0.35%    to   1.25%    1.90%    to    2.03%
    2012          10,296   17.78   to      18.30       183,278  0.50%    to   1.25%    2.88%    to    3.11%

RUSSELL CONSERVATIVE STRATEGY FUND
    2016           3,691   10.20   to      10.41        37,855  0.35%    to   1.25%    2.85%    to    3.43%
    2015           2,782    9.80   to       9.91        27,311  0.35%    to   1.25%    2.37%    to    3.03%
    2014           1,811   10.08   to      10.10        18,248  0.35%    to   1.25%   10.28%    to   10.65%
    2013             815   15.19   to      15.87        12,383  0.35%    to   1.25%    1.34%    to    1.35%
    2012             733   14.95   to      14.95        10,958  1.25%    to   1.25%    3.49%    to    3.49%

RUSSELL GROWTH STRATEGY FUND
    2016          47,613   10.51   to      10.56       502,263  1.05%    to   1.25%    2.44%    to    2.54%
    2015          44,172    9.72   to       9.74       430,010  1.05%    to   1.25%    1.38%    to    1.42%
    2014          39,365   10.20   to      10.20       401,567  1.05%    to   1.25%   11.53%    to   11.70%
    2013          19,318   21.71   to      21.92       422,324  1.05%    to   1.25%    1.80%    to    1.98%
    2012           5,498   18.90   to      18.90       103,902  1.25%    to   1.25%    2.05%    to    2.05%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
IVY SMALL CAP GROWTH FUND
    2016        19.88%    to   19.88%

MSIF GLOBAL OPPORTUNITY PORTFOLIO
    2016        (0.62)%   to    0.12%
    2015        (2.05)%   to   (1.99)%

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
    2016        (0.97)%   to    0.01%

AMERICAN CENTURY U.S. GOVERNMENT MONEY MARKET FUND
    2016        (0.96)%   to    0.03%

COLUMBIA SELECT INTERNATIONAL EQUITY FUND+
    2016        (1.45)%   to   (1.00)%

PUTNAM GROWTH OPPORTUNITIES FUND+
    2016         6.55%    to    6.55%

JOHN HANCOCK NEW OPPORTUNITIES FUND+
    2016        20.12%    to   20.98%

COLUMBIA LARGE CAP GROWTH III+
    2016         0.71%    to    0.87%

MM RUSSELL 2000 SMALL CAP INDEX FUND
    2016        19.19%    to   20.08%
    2015        (2.41)%   to   (2.41)%

MM S&P 500(R) INDEX FUND
    2016         9.88%    to   10.71%
    2015        (2.60)%   to    4.02%

MM S&P MID CAP INDEX FUND
    2016        18.31%    to   19.80%
    2015        (3.98)%   to   (3.98)%
    2014         2.71%    to    2.71%

RUSSELL BALANCED STRATEGY FUND
    2016         7.48%    to    8.45%
    2015        (3.64)%   to   (2.74)%
    2014         1.97%    to    2.20%
    2013        10.79%    to   11.79%
    2012        10.92%    to   11.75%

RUSSELL CONSERVATIVE STRATEGY FUND
    2016         4.11%    to    5.05%
    2015        (2.79)%   to   (1.88)%
    2014         0.75%    to    0.98%
    2013         1.59%    to    2.50%
    2012         7.09%    to    7.09%

RUSSELL GROWTH STRATEGY FUND
    2016         8.19%    to    8.40%
    2015        (4.74)%   to   (4.50)%
    2014         1.97%    to    2.03%
    2013        14.86%    to   15.09%
    2012        12.14%    to   12.14%


--------------------------------------------------------------------------------
                                   SA-451

SEPARATE ACCOUNT ELEVEN


  HARTFORD LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)


---------------------------------------------------------------------------

                                                                                            INVESTMENT
                                   UNIT                                EXPENSE                INCOME
                                FAIR VALUE                         RATIO LOWEST TO        RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*               HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ----------------------
RUSSELL MODERATE STRATEGY FUND
    2016          33,977  $10.42   to   $  10.47  $    355,524  1.05%    to   1.25%    3.32%    to    3.46%
    2015          30,435    9.81   to       9.84       299,416  1.05%    to   1.25%    2.42%    to    2.50%
    2014          28,075   10.13   to      10.13       284,407  1.05%    to   1.25%   11.88%    to   11.94%
    2013          15,517   17.41   to      17.58       272,554  1.05%    to   1.25%    0.99%    to    1.28%
    2012           3,896   16.55   to      16.55        64,498  1.25%    to   1.25%    3.06%    to    3.06%

PIMCO TOTAL RETURN FUND
    2016       1,578,733   13.05   to      16.47    23,752,069    --     to   1.25%    2.58%    to    2.72%
    2015       1,835,936   12.75   to      16.12    27,022,351    --     to   1.25%    2.49%    to    2.50%
    2014       2,367,802   15.11   to      16.06    35,196,942    --     to   1.25%    3.55%    to    3.77%
    2013       2,340,391   14.67   to      15.40    33,737,330    --     to   1.25%    2.04%    to    2.04%
    2012       2,381,881   15.21   to      15.77    35,604,059    --     to   1.25%    3.84%    to    3.91%

PIMCO REAL RETURN FUND
    2016       1,114,105   12.44   to      14.93    15,592,061    --     to   1.25%    0.69%    to    0.82%
    2015         622,424   11.87   to      14.27    18,407,165    --     to   1.25%    0.62%    to    0.63%
    2014       1,581,966   14.37   to      14.73    21,584,638    --     to   1.25%    3.30%    to    3.35%
    2013       1,545,144   14.13   to      14.30    20,652,515    --     to   1.25%    0.75%    to    0.75%
    2012       1,318,471   15.79   to      15.79    19,407,590    --     to   1.25%    2.33%    to    2.34%

AMERICAN CENTURY PRIME MONEY MARKET FUND+
    2016              --      --   to         --            --    --     to   1.25%    0.02%    to    0.02%
    2015         107,873    9.30   to      10.01     1,057,924    --     to   1.25%    0.01%    to    0.01%
    2014          58,110    9.42   to      10.01       569,665    --     to   1.25%    0.01%    to    0.01%
    2013          94,860    9.53   to      10.00       933,865    --     to   1.25%    0.01%    to    0.01%
    2012          33,719    9.65   to      10.00       329,511    --     to   1.25%    0.01%    to    0.01%

JP MORGAN PRIME MONEY MARKET FUND+
    2016              --      --   to         --            --    --     to   1.25%      --     to    0.01%
    2015         121,923    9.30   to       9.30     1,150,346  1.25%    to   1.25%    0.01%    to    0.01%
    2014         251,895    9.42   to       9.93     2,432,899  0.15%    to   1.25%    0.01%    to    0.01%
    2013         204,815    9.53   to       9.87     1,988,416  0.35%    to   1.25%      --     to    0.01%
    2012         180,179    9.65   to       9.86     1,755,670  0.50%    to   1.25%    0.01%    to    0.01%

AB GLOBAL VALUE FUND
    2016              --      --   to         --            --    --     to     --       --     to      --
    2015              --      --   to         --            --    --     to     --       --     to      --
    2014           9,422   11.28   to      11.66       107,997  0.35%    to   1.25%      --     to    1.89%
    2013           9,162   10.84   to      11.10       100,439  0.35%    to   1.25%    1.03%    to    1.21%
    2012          13,665    8.40   to       8.53       114,878  0.35%    to   1.25%    1.20%    to    1.33%

AVE MARIA OPPORTUNITY FUND
    2016              --      --   to         --            --    --     to     --       --     to      --
    2015              --      --   to         --            --    --     to     --       --     to      --
    2014           6,324   13.58   to      14.32        86,688  0.15%    to   1.25%      --     to      --
    2013           5,259   14.94   to      15.59        79,157  0.15%    to   1.25%      --     to      --
    2012           1,857   11.96   to      12.03        22,332  1.05%    to   1.25%    0.11%    to    0.28%

FROST VALUE EQUITY FUND
    2016              --      --   to         --            --    --     to     --       --     to      --
    2015              --      --   to         --            --    --     to     --       --     to      --
    2014             391   16.27   to      16.43         6,353  1.05%    to   1.25%    1.33%    to    1.37%
    2013           1,255   14.96   to      15.07        18,838  1.05%    to   1.25%    0.71%    to    1.45%
    2012           1,269   11.26   to      11.26        14,292  1.25%    to   1.25%    2.21%    to    2.21%


                      TOTAL RETURN
                     RATIO LOWEST TO
SUB-ACCOUNT            HIGHEST***
------------  ---------------------------
RUSSELL MODERATE STRATEGY FUND
    2016         6.16%    to      6.37%
    2015        (3.11)%   to     (2.87)%
    2014         1.26%    to      1.31%
    2013         5.15%    to      5.36%
    2012         9.11%    to      9.11%

PIMCO TOTAL RETURN FUND
    2016         0.94%    to      2.35%
    2015        (0.91)%   to      0.35%
    2014         3.00%    to      4.30%
    2013        (3.52)%   to     (2.30)%
    2012         8.58%    to      9.95%

PIMCO REAL RETURN FUND
    2016         3.33%    to      4.78%
    2015        (4.33)%   to     (3.13)%
    2014         1.71%    to      3.01%
    2013       (10.54)%   to     (9.41)%
    2012         7.47%    to      8.83%

AMERICAN CENTURY PRIME MONEY MARKET FUND+
    2016      (100.00)%   to   (100.00)%
    2015        (1.27)%   to     (0.04)%
    2014        (1.19)%   to      0.05%
    2013        (1.23)%   to      0.01%
    2012        (1.23)%   to      0.01%

JP MORGAN PRIME MONEY MARKET FUND+
    2016      (100.00)%   to   (100.00)%
    2015        (1.26)%   to     (1.26)%
    2014        (1.18)%   to     (0.07)%
    2013        (1.23)%   to     (0.34)%
    2012        (1.23)%   to     (0.49)%

AB GLOBAL VALUE FUND
    2016           --     to        --
    2015           --     to        --
    2014         4.04%    to      5.01%
    2013        28.99%    to     30.15%
    2012        11.38%    to     12.39%

AVE MARIA OPPORTUNITY FUND
    2016           --     to        --
    2015           --     to        --
    2014        (9.13)%   to     (8.15)%
    2013        24.91%    to     26.29%
    2012         2.53%    to      2.74%

FROST VALUE EQUITY FUND
    2016           --     to        --
    2015           --     to        --
    2014         8.76%    to      9.02%
    2013        32.84%    to     33.10%
    2012         3.55%    to      3.55%


--------------------------------------------------------------------------------
                                   SA-452

---------------------------------------------------------------------------

                                                                                           INVESTMENT
                                   UNIT                                EXPENSE               INCOME
                                FAIR VALUE                         RATIO LOWEST TO       RATIO LOWEST TO
SUB-ACCOUNT     UNITS #     LOWEST TO HIGHEST #    NET ASSETS         HIGHEST*              HIGHEST**
------------  ----------  ----------------------  ------------  --------------------  ---------------------
THE HARTFORD GLOBAL ALL-ASSET FUND
    2016              --  $   --   to   $     --  $         --    --     to     --       --     to     --
    2015              --      --   to         --            --    --     to     --       --     to     --
    2014             533   10.95   to      10.95         5,833  1.05%    to   1.05%    3.76%    to   3.76%
    2013             264   10.98   to      10.98         2,904  1.05%    to   1.05%    2.32%    to   2.32%

MFS INVESTORS GROWTH STOCK SERIES
    2016              --      --   to         --            --    --     to     --       --     to     --
    2015              --      --   to         --            --    --     to     --       --     to     --
    2014           2,582   18.69   to      18.69        48,258  0.70%    to   0.70%    0.53%    to   0.53%
    2013           2,582   16.88   to      16.88        43,602  0.70%    to   0.70%    0.73%    to   0.73%
    2012             805   13.05   to      13.05        10,507  0.70%    to   0.70%    0.46%    to   0.46%

UBS DYNAMIC ALPHA FUND
    2016              --      --   to         --            --    --     to     --       --     to     --
    2015              --      --   to         --            --    --     to     --       --     to     --
    2014              71   17.44   to      17.44         1,231  1.25%    to   1.25%    3.52%    to   3.52%
    2013              71   17.12   to      17.12         1,209  1.25%    to   1.25%    0.05%    to   0.05%
    2012             228   16.39   to      16.39         3,732  1.25%    to   1.25%    1.75%    to   1.75%


                    TOTAL RETURN
                   RATIO LOWEST TO
SUB-ACCOUNT          HIGHEST***
------------  -------------------------
THE HARTFORD GLOBAL ALL-ASSET FUND
    2016           --     to      --
    2015           --     to      --
    2014        (0.29)%   to   (0.29)%
    2013        10.55%    to   10.55%

MFS INVESTORS GROWTH STOCK SERIES
    2016           --     to      --
    2015           --     to      --
    2014        10.71%    to   10.71%
    2013        29.38%    to   29.38%
    2012        16.16%    to   16.16%

UBS DYNAMIC ALPHA FUND
    2016           --     to      --
    2015           --     to      --
    2014         1.87%    to    1.87%
    2013         4.45%    to    4.45%
    2012        12.57%    to   12.57%


    * This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.
   ++ For the information for the years prior to 2016, sub-account was previously reported on a combined basis, in order to align with current year presentation, amounts have been split out on a separate basis between the Hartford Capital Appreciation Fund and the Hartford Global Capital Appreciation Fund.

7.   SUBSEQUENT EVENTS:

     Management has evaluated events subsequent to December 31, 2016 and through the financial statement issuance date of April 27, 2017, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.



--------------------------------------------------------------------------------
                                   SA-453

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)           All 2016 financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account. (1)
              (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account. (1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement. (2)
              (b) Form of Sales Agreement. (2)
       (4)    Form of Group Variable Annuity Contract. (1)
       (5)    Form of the Application. (1)
       (6)    (a) Articles of Incorporation of Hartford. (1)
              (b) Amended and Restated Bylaws of Hartford. (3)
       (7)    Reinsurance Agreement (2)
       (8)    Fund Participation Agreements and Amendments (4)
              (a) The Dreyfus Corporation (4)
              (b) Fidelity Distributors Corporation (4)
              (c) Franklin Templeton Distributors, Inc. (4)
              (d) Hartford Securities Distribution Company, Inc. (4)
                  (i) Amendment Nos. 1 and 2. (6)
              (e) Invesco -- distributed by A I M Distributors, Inc (4)
              (f) Janus Distributors, Inc. (5)
              (g) MFS Distributors, Inc. (4)
              (h) Putnam Mutual Funds Corp. (4)
              (i) American Century Investment Services, Inc. (5)
              (j) Calvert Asset Management Company, Inc. (5)
              (k) DWS Scudder Distributors, Inc. (5)
              (l) HIMCO Distribution Services Company (5)
       (9)    Opinion and Consent of Christopher M. Grinnell, Vice President &
              Assistant General Counsel, Massachusetts Mutual Life Insurance
              Company, administrator and exclusive agent of Hartford Life
              Insurance Company Separate Account 11.
       (10)   (a) Consent of Deloitte & Touche LLP.
              (b) Consent of KPMG LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(2) Incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 33-59541, filed on April 22, 2013.

(3) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

(4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.

(5) Incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.

(6) Incorporated by reference to Post-Effective Amendment No. 54, to the Registration Statement File No. 333-72042, filed on September 22, 2015.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------------------
Thomas E. Bartell                    Vice President
Ellen T. Below                       Vice President
John B. Brady                        Actuary, Vice President
Kathleen M. Bromage                  Senior Vice President
Michael R. Chesman                   Senior Vice President, Director of Taxes
Robert A. Cornell                    Actuary, Vice President
Christopher S. Conner                Chief Compliance Officer of Separate Accounts
Michael R. Hazel                     Vice President, Controller
Donna R. Jarvis                      Actuary, Vice President
Brion S. Johnson                     President, Chairman of the Board, Director*
Aidan Kidney                         Vice President
Diane Krajewski                      Vice President
David R. Kryzanski                   Vice President
Lisa S. Levin                        Corporate Secretary
Craig D. Morrow                      Appointed Actuary, Vice President
Robert W. Paiano                     Treasurer, Senior Vice President, Director*
Matthew J. Poznar                    Senior Vice President, Director*
Lisa M. Proch                        Chief Compliance Officer of Talcott Resolution and Vice President
David G. Robinson                    Executive Vice President, General Counsel
Peter F. Sannizzaro                  Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa                   Vice President

----------

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

*   Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement File No. 333-72042, filed on April 28, 2017.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of March 31, 2017, there were 2,157 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) MMLD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

    (b) Officers and Member Representatives of MML Distributors, LLC

                                             POSITIONS AND OFFICES                 PRINCIPAL BUSINESS
NAME                                            WITH UNDERWRITER                        ADDRESS
-----------------------------------------------------------------------------------------------------------
Stephen Alibozek                     Entity Contracting Officer                            *
Edward K. Duch III                   Assistant Secretary                                   *
Michael Fanning                      Member Representative,
                                     MassMutual Holding LLC                                *
Bruce C. Frisbie                     Assistant Treasurer                                   *
Brian Haendiges                      Vice President                                        **
H. Bradford Hoffman                  Chief Risk Officer                                    *
Kevin LaComb                         Assistant Treasurer                                   *
Mario Morton                         Registration Manager                                  *
Todd Picken                          Assistant Treasurer                                   *
Robert S. Rosenthal                  Chief Legal Officer                                   *
                                     Vice President
                                     Secretary
Nathan L. Hall                       Chief Financial Officer                               **
                                     Treasurer
Barbara Upton                        Chief Compliance Officer                              **
                                     Assistant Vice President
                                     Continuing Education Officer
                                     Chief Compliance Officer
Donna Watson                         Assistant Treasurer                                   **
Eric Wietsma                         Chief Executive Officer                               **
                                     President
Alyssa O'Connor                      Assistant Secretary                                   *
Aruna Hobbs                          Vice President                                        **
Tina Wilson                          Vice President                                        **
Michael Fanning                      Member Representative,                                *
                                     Massachusetts Mutual
                                     Life Insurance Company


------------

*   Address: 1295 State Street, Springfield, MA 01111-0001

**  Address: 100 Bright Meadow Blvd., Enfield, CT 06082
ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 28th day of April, 2017.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    Brion S. Johnson                     *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       Brion S. Johnson                            Sadie R. Gordon
       President and Chairman of the               Attorney-In-Fact
       Board*


HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Brion S. Johnson
       -----------------------------------
       Brion S. Johnson
       President and Chairman of the
       Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Brion S. Johnson, President, Chairman of the
 Board, Director*
Matthew J. Poznar, Senior Vice President, Director*                *By:   /s/ Sadie R. Gordon
                                                                          -----------------------------------
Robert W. Paiano, Senior Vice President, Treasurer, Director*             Sadie R. Gordon
Peter F. Sannizzaro, Chief Accounting Officer,                            Attorney-in-Fact
 Chief Financial Officer, Senior Vice President*                   Date:  April 28, 2017

333-145655

                                 EXHIBIT INDEX

(9)      Opinion and Consent of Christopher M. Grinnell, Vice President & Assistant General Counsel, Massachusetts Mutual Life
         Insurance Company, administrator and exclusive agent of Hartford Life Insurance Company Separate Account Eleven.
(10)     (a) Consent of Deloitte & Touche LLP.
         (b) Consent of KPMG LLP.
(99)     Copy of Power of Attorney.